As filed with the Securities and Exchange Commission on April 29, 2021

Registration No.             33- 33085

811- 06032

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 70

and

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No.    345

SEPARATE ACCOUNT VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8511

Brian Stallworth, Esquire

Transamerica Life Insurance Company

c/o Office of the General Counsel

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

It is proposed that this filing become effective:

           immediately upon filing pursuant to paragraph (b) of Rule 485

    X    on May 1, 2021 pursuant to paragraph (b) of Rule 485

           60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

           This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TRANSAMERICA LANDMARKSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Separate Account VA B

Supplement Dated May 1, 2021

to the

Prospectus dated May 1, 2021

We will not accept any premium payment that is allocated to the fixed account or the dollar cost averaging fixed account in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in the fixed account and the dollar cost averaging fixed account exceeding $5,000.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica LandmarkSM Variable Annuity dated May 1, 2021

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2021

To The

Prospectus and Statement of Additional Information Dated May 1, 2021

The following hereby replaces the corresponding information in the APPENDIX – CONDENSED FINANCIAL INFORMATION contained in the prospectus and Statement of Additional Information.

		Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation – Service Class	2020	$1.566486	$1.733212	0.000
Subaccount Inception Date November 19, 2009	2019	$1.369074	$1.566486	0.000
	2018	$1.465422	$1.369074	0.000
	2017	$1.342238	$1.465422	0.000
	2016	$1.308791	$1.342238	0.000
	2015	$1.340560	$1.308791	0.000
	2014	$1.305216	$1.340560	0.000
	2013	$1.188512	$1.305216	0.000
	2012	$1.105311	$1.188512	0.000
	2011	$1.089880	$1.105311	0.000

		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation – Service Class	2020	$1.613762	$1.790771	0.000
Subaccount Inception Date November 19, 2009	2019	$1.406261	$1.613762	0.000
	2018	$1.500790	$1.406261	0.000
	2017	$1.370617	$1.500790	0.000
	2016	$1.332552	$1.370617	0.000
	2015	$1.360898	$1.332552	0.000
	2014	$1.321132	$1.360898	0.000
	2013	$1.199467	$1.321132	0.000
	2012	$1.112201	$1.199467	0.000
	2011	$1.093467	$1.112201	0.000

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM TA Aegon U.S. Government Securities – Service Class	2020	$1.243182	$1.327007	0.000
Subaccount Inception Date November 3, 2003	2019	$1.190010	$1.243182	0.000
	2018	$1.211384	$1.190010	0.000
	2017	$1.204700	$1.211384	0.000
	2016	$1.224617	$1.204700	0.000
	2015	$1.248856	$1.224617	0.000
	2014	$1.217502	$1.248856	0.000
	2013	$1.271027	$1.217502	0.000
	2012	$1.233998	$1.271027	0.000
	2011	$1.170842	$1.233998	0.000

TransLandmark Suntrust Supplement 5 1 2021

TA BlackRock Tactical Allocation – Service Class	2020	$1.646138	$1.830297	0.000
Subaccount Inception Date November 19, 2009	2019	$1.431662	$1.646138	0.000
	2018	$1.524882	$1.431662	0.000
	2017	$1.389896	$1.524882	0.000
	2016	$1.348655	$1.389896	6,390.561
	2015	$1.374647	$1.348655	6,828.617
	2014	$1.331866	$1.374647	7,263.823
	2013	$1.206852	$1.331866	7,694.524
	2012	$1.116845	$1.206852	0.000
	2011	$1.095871	$1.116845	0.000

	Year	Separate Account Expense 1.50%
Subaccount		Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation – Service Class	2020	$1.696023	$1.891328	0.000
Subaccount Inception Date November 19, 2009	2019	$1.470700	$1.696023	0.000
	2018	$1.561819	$1.470700	0.000
	2017	$1.419374	$1.561819	0.000
	2016	$1.373213	$1.419374	0.000
	2015	$1.395548	$1.373213	0.000
	2014	$1.348132	$1.395548	0.000
	2013	$1.217987	$1.348132	0.000
	2012	$1.123816	$1.217987	0.000
	2011	$1.099477	$1.123816	0.000

	Year	Separate Account Expense 1.30%
Subaccount		Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation – Service Class	2020	$1.730208	$1.933248	3,764.174
Subaccount Inception Date November 19, 2009	2019	$1.497339	$1.730208	4,000.729
	2018	$1.587012	$1.497339	4,049.440
	2017	$1.439439	$1.587012	4,097.477
	2016	$1.389890	$1.439439	10,503.280
	2015	$1.409713	$1.389890	11,390.671
	2014	$1.359135	$1.409713	12,135.160
	2013	$1.225513	$1.359135	13,538.501
	2012	$1.128521	$1.225513	10,554.282
	2011	$1.101913	$1.128521	12,180.747

2

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2021

To The

Prospectus and Statement of Additional Information Dated May 1, 2021

The following hereby replaces the corresponding information in the APPENDIX – CONDENSED FINANCIAL INFORMATION contained in the prospectus and Statement of Additional Information.

		Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation – Service Class	2020	$1.566486	$1.733212	0.000
Subaccount Inception Date November 19, 2009	2019	$1.369074	$1.566486	0.000
	2018	$1.465422	$1.369074	0.000
	2017	$1.342238	$1.465422	0.000
	2016	$1.308791	$1.342238	0.000
	2015	$1.340560	$1.308791	0.000
	2014	$1.305216	$1.340560	0.000
	2013	$1.188512	$1.305216	0.000
	2012	$1.105311	$1.188512	0.000
	2011	$1.089880	$1.105311	0.000

		Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation – Service Class	2020	$1.613762	$1.790771	0.000
Subaccount Inception Date November 19, 2009	2019	$1.406261	$1.613762	0.000
	2018	$1.500790	$1.406261	0.000
	2017	$1.370617	$1.500790	0.000
	2016	$1.332552	$1.370617	0.000
	2015	$1.360898	$1.332552	0.000
	2014	$1.321132	$1.360898	0.000
	2013	$1.199467	$1.321132	0.000
	2012	$1.112201	$1.199467	0.000
	2011	$1.093467	$1.112201	0.000

		Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units

TA Aegon U.S. Government Securities – Service Class	2020	$1.127998	$1.202289	0.000
Subaccount Inception Date January 22, 2008	2019	$1.081339	$1.127998	0.000
	2018	$1.102395	$1.081339	0.000
	2017	$1.097923	$1.102395	0.000
	2016	$1.117720	$1.097923	0.000
	2015	$1.141522	$1.117720	0.000
	2014	$1.114497	$1.141522	0.000
	2013	$1.165209	$1.114497	0.000
	2012	$1.132940	$1.165209	0.000
	2011	$1.076537	$1.132940	0.000

TransLandmark MT Supplement 5 1 2021

Subaccount	Year	Separate Account Expense 1.95%
		Beginning AUV	Ending AUV	# Units
TA BlackRock Government Money Market – Service Class	2020	$0.830467	$0.816592	0.000
Subaccount Inception Date January 22, 2008	2019	$0.832371	$0.830467	0.000
	2018	$0.841607	$0.832371	0.000
	2017	$0.857945	$0.841607	0.000
	2016	$0.874591	$0.857945	0.000
	2015	$0.891605	$0.874591	0.000
	2014	$0.908945	$0.891605	0.000
	2013	$0.926620	$0.908945	0.000
	2012	$0.944739	$0.926620	0.000
	2011	$0.963061	$0.944739	0.000
TA BlackRock Smart Beta 40 – Service Class	2020	$1.304758	$1.400781	0.000
Subaccount Inception Date August 16, 2010	2019	$1.155659	$1.304758	0.000
	2018	$1.232915	$1.155659	0.000
	2017	$1.147630	$1.232915	0.000
	2016	$1.147118	$1.147630	0.000
	2015	$1.174412	$1.147118	0.000
	2014	$1.136447	$1.174412	0.000
	2013	$1.083955	$1.136447	0.000
	2012	$1.044657	$1.083955	0.000
	2011	$1.047539	$1.044657	0.000
TA JPMorgan Asset Allocation - Conservative – Service Class	2020	$1.328330	$1.449467	0.000
Subaccount Inception Date January 22, 2008	2019	$1.192635	$1.328330	0.000
	2018	$1.270413	$1.192635	0.000
	2017	$1.150541	$1.270413	0.000
	2016	$1.124515	$1.150541	0.000
	2015	$1.171569	$1.124515	0.000
	2014	$1.171584	$1.171569	0.000
	2013	$1.094890	$1.171584	0.000
	2012	$1.041413	$1.094890	0.000
	2011	$1.037227	$1.041413	0.000
TA JPMorgan Asset Allocation – Moderate Growth – Service Class	2020	$1.504162	$1.691755	0.000
Subaccount Inception Date January 22, 2008	2019	$1.280174	$1.504162	0.000
	2018	$1.408391	$1.280174	0.000
	2017	$1.201546	$1.408391	0.000
	2016	$1.152819	$1.201546	0.000
	2015	$1.205678	$1.152819	0.000
	2014	$1.199825	$1.205678	30,017.573
	2013	$1.027546	$1.199825	31,375.530
	2012	$0.949221	$1.027546	32,695.465
	2011	$0.990224	$0.949221	35,400.651
TA JPMorgan Asset Allocation - Moderate – Service Class	2020	$1.432114	$1.577188	0.000
Subaccount Inception Date January 22, 2008	2019	$1.256727	$1.432114	0.000
	2018	$1.353789	$1.256727	0.000
	2017	$1.188524	$1.353789	0.000
	2016	$1.151140	$1.188524	0.000
	2015	$1.203395	$1.151140	0.000
	2014	$1.195664	$1.203395	0.000
	2013	$1.076523	$1.195664	0.000
	2012	$1.005964	$1.076523	0.000
	2011	$1.022550	$1.005964	0.000
TA JPMorgan International Moderate Growth – Service Class	2020	$1.143068	$1.284236	84,339.601
Subaccount Inception Date January 22, 2008	2019	$0.990882	$1.143068	84,806.031
	2018	$1.146923	$0.990882	85,275.046
	2017	$0.962560	$1.146923	85,746.647
	2016	$0.970829	$0.962560	86,220.862
	2015	$1.008782	$0.970829	48,924.942
	2014	$1.036633	$1.008782	49,195.517
	2013	$0.939715	$1.036633	49,467.585
	2012	$0.851811	$0.939715	49,741.157
	2011	$0.939166	$0.851811	50,016.245

2

TA Multi-Managed Balanced – Service Class	2020	$2.005715	$2.274334	0.000
Subaccount Inception Date January 22, 2008	2019	$1.683034	$2.005715	0.000
	2018	$1.785747	$1.683034	0.000
	2017	$1.599460	$1.785747	0.000
	2016	$1.514870	$1.599460	0.000
	2015	$1.545393	$1.514870	0.000
	2014	$1.425843	$1.545393	0.000
	2013	$1.234467	$1.425843	0.000
	2012	$1.119835	$1.234467	0.000
	2011	$1.100340	$1.119835	0.000
TA PIMCO Total Return – Service Class	2020	$1.223650	$1.289124	0.000
Subaccount Inception Date January 22, 2008	2019	$1.152779	$1.223650	0.000
	2018	$1.187482	$1.152779	0.000
	2017	$1.156843	$1.187482	0.000
	2016	$1.150872	$1.156843	0.000
	2015	$1.167274	$1.150872	0.000
	2014	$1.140554	$1.167274	0.000
	2013	$1.195869	$1.140554	0.000
	2012	$1.136107	$1.195869	0.000
	2011	$1.093181	$1.136107	0.000

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM TA Aegon U.S. Government Securities – Service Class	2020	$1.263909	$1.349122	0.000
Subaccount Inception Date May 3, 2004	2019	$1.209849	$1.263909	0.000
	2018	$1.231585	$1.209849	0.000
	2017	$1.224796	$1.231585	0.000
	2016	$1.245048	$1.224796	0.000
	2015	$1.269687	$1.245048	0.000
	2014	$1.237817	$1.269687	0.000
	2013	$1.292240	$1.237817	0.000
	2012	$1.254592	$1.292240	0.000
	2011	$1.190388	$1.254592	0.000
TA BlackRock Tactical Allocation – Service Class	2020	$1.646138	$1.830297	0.000
Subaccount Inception Date November 19, 2009	2019	$1.431662	$1.646138	0.000
	2018	$1.524882	$1.431662	0.000
	2017	$1.389896	$1.524882	0.000
	2016	$1.348655	$1.389896	0.000
	2015	$1.374647	$1.348655	0.000
	2014	$1.331866	$1.374647	0.000
	2013	$1.206852	$1.331866	0.000
	2012	$1.116845	$1.206852	0.000
	2011	$1.095871	$1.116845	0.000

		Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation – Service Class	2020	$1.696023	$1.891328	0.000
Subaccount Inception Date November 19, 2009	2019	$1.470700	$1.696023	0.000
	2018	$1.561819	$1.470700	0.000
	2017	$1.419374	$1.561819	0.000
	2016	$1.373213	$1.419374	0.000
	2015	$1.395548	$1.373213	0.000
	2014	$1.348132	$1.395548	0.000
	2013	$1.217987	$1.348132	13,419.354
	2012	$1.123816	$1.217987	26,101.414
	2011	$1.099477	$1.123816	7,093.115

3

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation – Service Class	2020	$1.730208	$1.933248	85,513.239
Subaccount Inception Date November 19, 2009	2019	$1.497399	$1.730208	93,671.658
	2018	$1.587012	$1.497399	102,181.254
	2017	$1.439439	$1.587012	134,109.291
	2016	$1.389890	$1.439439	143,870.749
	2015	$1.409713	$1.389890	169,205.079
	2014	$1.359135	$1.409713	61,567.200
	2013	$1.225513	$1.359135	94,238.459
	2012	$1.128521	$1.225513	71,728.299
	2011	$1.101913	$1.128521	23,932.997

4

Transamerica Landmark Variable Annuity
Issued by
TRANSAMERICA LIFE INSURANCE COMPANY
Supplement Dated May 1, 2021
to the
Prospectus Dated May 1, 2021
This Prospectus Supplement must be accompanied or preceded
by the Prospectus for the
Transamerica Landmark Variable Annuity dated May 1, 2021
The following investment choices are hereby added to your policy:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
BlackRock Variable Series Funds II, Inc. - Class I
BlackRock Basic Value V.I. Fund	BlackRock Basic Value V.I. Fund	BlackRock Advisors, LLC.
Investment Objective: Capital appreciation with secondary objective of income.
BlackRock High Yield V.I. Fund - Class I Shares	BlackRock High Yield V.I. Fund - Class I Shares	BlackRock International Limited(1)
Investment Objective: High level of current income with a secondary objective of capital appreciation when consistent with primary objective.
TRANSAMERICA SERIES TRUST
TA BlackRock iShares Edge 50 - Service Class	Transamerica BlackRock iShares Edge 50 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation.
TA BlackRock iShares Edge 75 - Service Class	Transamerica BlackRock iShares Edge 75 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation with capital preservation as a secondary objective.
TA BlackRock iShares Edge 100 - Service Class	Transamerica BlackRock iShares Edge 100 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation.
TA MSCI EAFE Index - Service Class(2)	Transamerica MSCI EAFE Index VP - Service Class(2)	SSGA Funds Management, Inc.
Investment Objective: Seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.
TA Madison Diversified Income - Service Class	Transamerica Madison Diversified Income VP - Service Class	Madison Asset Management. LLC
Investment Objective: High total return through the combination of income and capital appreciation.
TA S&P 500 Index - Service Class(3)	Transamerica S&P 500 Index VP - Service Class(3)	SSGA Funds Management, Inc.
Investment Objective: Seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
(1)	Effective March 2, 2020, the BlackRock High Yield V.I.Fund sub-adviser changed from BlackRock Advisors, LLC to BlacklRock International Limited.
(2)	Effective May 1, 2020, Transamerica International Equity Index VP was renamed Transamerica MSCI EAFE Index VP.
(3)	Effective May 1, 2020, Transamerica U.S. Equity Index VP was renamed Transamerica S&P 500 Index VP.
The following subaccount will only be available to owners that held an investment in this subaccount on May 1, 2009. However, if any such owner surrenders all of his or her money from this subaccount after May 1. 2009, that owner may not reinvest in this subaccount.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock Advisors, LLC.
Investment Objective: High total investment return.
All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.
The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 3 in the body of the prospectus.
We have developed this variable annuity product in cooperation with Merrill Lynch, and have included underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.
1

The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 5 in the body of the prospectus.
The chart below provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:
Incoming Payments to the Company and TCI
Fund	Maximum Fee % of assets
BlackRock Variable Series Fund, Inc.	0.10%
2

The following information hereby supplements the corresponding APPENDIX contained in the prospectus.
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2019. Should the total separate account expense applicable to your policy fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:
calling:	(800) 525-6205
writing:	Transamerica Life Insurance Company
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.929007 $1.675200 $1.837648 $1.631346 $1.603220 $1.624695 $1.557048 $1.374618 $1.244742 $1.317934	$2.053076 $1.929007 $1.675200 $1.837648 $1.631346 $1.603220 $1.624695 $1.557048 $1.374618 $1.244742	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.976375 $1.675069 $1.804488 $1.595065 $1.497861 $1.517820 $1.479727 $1.229207 $1.087157 $1.102698	$2.163097 $1.976375 $1.675069 $1.804488 $1.595065 $1.497861 $1.517820 $1.479727 $1.229207 $1.087157	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - The Bond Fund of AmericaSM - Class 2(1)(5) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.077985 $1.012844 $1.048332 $1.039007 $1.036969 $1.062583 $1.037063 $1.089096 $1.062133 $1.028491	$1.151271 $1.077985 $1.012844 $1.048332 $1.039007 $1.036969 $1.062583 $1.037063 $1.089096 $1.062133	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.768845 $1.460078 $1.565586 $1.381228 $1.322667 $1.350208 $1.257323 $1.079898 $0.963674 $1.026512	$2.108584 $1.768845 $1.460078 $1.565586 $1.381228 $1.322667 $1.350208 $1.257323 $1.079898 $0.963674	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
3

Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.968674 $1.689388 $1.917260 $1.759660 $1.598704 $1.749442 $1.746875 $1.449117 $1.291113 $1.347141	$2.144250 $1.968674 $1.689388 $1.917260 $1.759660 $1.598704 $1.749442 $1.746875 $1.449117 $1.291113	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.440111 $1.279140 $1.406159 $1.252159 $1.211583 $1.260621 $1.231551 $1.102725 $1.008535 $1.068314	$1.489046 $1.440111 $1.279140 $1.406159 $1.252159 $1.211583 $1.260621 $1.231551 $1.102725 $1.008535	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.063947 $1.024945 $1.050061 $1.050915 $1.075090 $1.103373 $1.082543 $1.137353 $1.111300 $1.061135	$1.128483 $1.063947 $1.024945 $1.050061 $1.050915 $1.075090 $1.103373 $1.082543 $1.137353 $1.111300	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1,2015	2020 2019 2018 2017 2016 2015	$11.626463 $10.110871 $11.000487 $9.831422 $9.464876 $9.999337	$11.835310 $11.626463 $10.110871 $11.000487 $9.831422 $9.464876	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class Subaccount Inception Date July 3, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.783323 $0.788956 $0.801688 $0.821228 $0.841237 $0.861814 $0.882873 $0.904471 $0.926704 $0.949305	$0.766477 $0.783323 $0.788956 $0.801688 $0.821228 $0.841237 $0.861814 $0.882873 $0.904471 $0.926704	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 40- Service Class Subaccount Inception Date August 16, 2010	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.246233 $1.109249 $1.189233 $1.112394 $1.117341 $1.149531 $1.117818 $1.071415 $1.037662 $1.045621	$1.331410 $1.246233 $1.109249 $1.189233 $1.112394 $1.117341 $1.149531 $1.117818 $1.071415 $1.037662	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 50 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$11.948112 $10.549188 $11.100392 $10.076941 $9.998016	$12.796377 $11.948112 $10.549188 $11.100392 $10.076941	0.000 0.000 0.000 0.000 0.000
4

Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock iShares Edge 75 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$12.862619 $10.956089 $11.682890 $10.145639 $9.998016	$13.843203 $12.862619 $10.956089 $11.682890 $10.145639	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$14.043537 $11.549003 $12.499258 $10.390986 $9.998016	$15.062054 $14.043537 $11.549003 $12.499258 $10.390986	0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.252921 $1.130452 $1.210109 $1.101287 $1.081636 $1.132431 $1.138005 $1.068724 $1.021542 $1.022413	$1.360520 $1.252921 $1.130452 $1.210109 $1.101287 $1.081636 $1.132431 $1.138005 $1.068724 $1.021542	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.418754 $1.213401 $1.341508 $1.150080 $1.108857 $1.165397 $1.165433 $1.002978 $0.931090 $0.976071	$1.587905 $1.418754 $1.213401 $1.341508 $1.150080 $1.108857 $1.165397 $1.165433 $1.002978 $0.931090	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.350765 $1.191151 $1.289479 $1.137604 $1.107212 $1.163152 $1.161350 $1.050752 $0.986736 $1.007920	$1.480337 $1.350765 $1.191151 $1.289479 $1.137604 $1.107212 $1.163152 $1.161350 $1.050752 $0.986736	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.078166 $0.939200 $1.092472 $0.921342 $0.933804 $0.975070 $1.006905 $0.917245 $0.835545 $0.925739	$1.205414 $1.078166 $0.939200 $1.092472 $0.921342 $0.933804 $0.975070 $1.006905 $0.917245 $0.835545	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.313515 $1.163622 $1.249082 $1.128008 $1.113780 $1.161630 $1.138317 $1.046565 $0.989269 $0.998799	$1.335814 $1.313515 $1.163622 $1.249082 $1.128008 $1.113780 $1.161630 $1.138317 $1.046565 $0.989269	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
5

Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.322683 $1.207842 $1.283771 $1.184458 $1.165878 $1.202718 $1.170812 $1.116124 $1.072630 $1.065040	$1.354475 $1.322683 $1.207842 $1.283771 $1.184458 $1.165878 $1.202718 $1.170812 $1.116124 $1.072630	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.382042 $1.185749 $1.308652 $1.131591 $1.107530 $1.176003 $1.158801 $0.999482 $0.918034 $0.951266	$1.405870 $1.382042 $1.185749 $1.308652 $1.131591 $1.107530 $1.176003 $1.158801 $0.999482 $0.918034	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.115370 $9.034320 $10.036075 $9.138409 $9.327076 $9.894477 $9.998010	$10.514011 $10.115370 $9.034320 $10.036075 $9.138409 $9.327076 $9.894477	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$10.811880 $9.160133 $10.959618 $9.997890	$11.361109 $10.811880 $9.160133 $10.959618	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.891823 $1.595258 $1.700957 $1.530966 $1.457094 $1.493741 $1.384948 $1.204937 $1.098433 $1.084596	$2.134714 $1.891823 $1.595258 $1.700957 $1.530966 $1.457094 $1.493741 $1.384948 $1.204937 $1.098433	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.154202 $1.092684 $1.131135 $1.107340 $1.106997 $1.128280 $1.107861 $1.167289 $1.114428 $1.077556	$1.210034 $1.154202 $1.092684 $1.131135 $1.107340 $1.106997 $1.128280 $1.107861 $1.167289 $1.114428	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.185626 $1.092002 $1.152203 $1.056735 $1.054634 $1.106600 $1.094258 $1.047037 $1.004699 $1.000000	$1.234271 $1.185626 $1.092002 $1.152203 $1.056735 $1.054634 $1.106600 $1.094258 $1.047037 $1.004699	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
6

Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA S&P 500 Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$13.143647 $10.302118 $11.126761 $9.997890	$15.113439 $13.143647 $10.302118 $11.126761	0.000 0.000 0.000 0.000

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.488574 $2.038392 $2.192146 $1.871437 $1.705914 $1.702946 $1.577669 $1.186830 $1.024988 $0.978382	$2.518627 $2.488574 $2.038392 $2.192146 $1.871437 $1.705914 $1.702946 $1.577669 $1.186830 $1.024988	176,651.569 188,999.799 193,635.354 218,805.006 292,580.997 320,469.535 536,749.904 569,030.033 661,915.647 692,530.979
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.674922 $2.015675 $1.994683 $1.533753 $1.517153 $1.385704 $1.232456 $0.910853 $0.790303 $0.831363	$3.570465 $2.674922 $2.015675 $1.994683 $1.533753 $1.517153 $1.385704 $1.232456 $0.910853 $0.790303	59,059.410 63,754.941 66,096.901 71,961.484 81,779.844 96,996.104 149,217.583 167,717.617 190,771.498 311,362.263
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.631531 $2.150276 $2.362731 $2.210085 $1.893322 $2.038292 $1.877358 $1.376640 $1.222237 $1.268565	$2.688147 $2.631531 $2.150276 $2.362731 $2.210085 $1.893322 $2.038292 $1.877358 $1.376640 $1.222237	251,497.136 262,750.092 328,895.711 416,760.885 647,001.628 711,433.421 881,662.312 946,122.529 1,154,833.042 1,565,413.192
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.185985 $2.733970 $2.987541 $2.656606 $2.583423 $2.634440 $2.612261 $2.304786 $2.116184 $2.220125	$3.807737 $3.185985 $2.733970 $2.987541 $2.656606 $2.583423 $2.634440 $2.612261 $2.304786 $2.116184	179,662.691 184,578.911 242,718.137 283,491.082 437,948.159 446,999.610 505,986.114 516,974.542 514,763.829 591,506.699
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.834272 $2.489103 $2.589113 $2.442628 $2.190313 $2.299911 $2.263255 $2.095794 $1.834768 $1.797749	$3.003378 $2.834272 $2.489103 $2.589113 $2.442628 $2.190313 $2.299911 $2.263255 $2.095794 $1.834768	58,415.364 63,665.778 77,192.505 108,853.475 112,141.203 120,317.194 277,369.539 290,997.174 323,553.833 486,644.697
7

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.029679 $1.655760 $1.754494 $1.529813 $1.447839 $1.460673 $1.344251 $1.141029 $1.006238 $1.059328	$2.448188 $2.029679 $1.655760 $1.754494 $1.529813 $1.447839 $1.460673 $1.344251 $1.141029 $1.006238	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.722645 $2.871198 $3.114069 $2.593097 $2.437036 $2.457291 $2.228311 $1.722877 $1.502076 $1.564362	$4.788314 $3.722645 $2.871198 $3.114069 $2.593097 $2.437036 $2.457291 $2.228311 $1.722877 $1.502076	204,959.315 215,939.211 239,162.979 269,449.231 283,700.896 292,998.601 378,816.109 397,028.773 416,578.380 533,649.418
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.371544 $1.889103 $2.091396 $1.879677 $1.616787 $1.709454 $1.595530 $1.263782 $1.093210 $1.099640	$2.493117 $2.371544 $1.889103 $2.091396 $1.879677 $1.616787 $1.709454 $1.595530 $1.263782 $1.093210	24,216.473 30,598.415 42,609.402 61,552.089 62,659.498 63,911.980 73,476.282 74,836.283 94,217.820 110,218.527
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.723174 $2.683174 $2.421261 $1.827021 $1.848627 $1.776795 $1.607000 $1.182989 $1.003873 $0.996764	$6.186280 $3.723174 $2.683174 $2.421261 $1.827021 $1.848627 $1.776795 $1.607000 $1.182989 $1.003873	11,757.662 25,758.292 25,797.922 25,839.736 25,889.490 25,941.927 67,601.756 69,582.551 71,819.921 74,345.368
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.627022 $1.985316 $2.018999 $1.516252 $1.526754 $1.446003 $1.318845 $0.981851 $0.869018 $0.880152	$3.724553 $2.627022 $1.985316 $2.018999 $1.516252 $1.526754 $1.446003 $1.318845 $0.981851 $0.869018	31,066.662 61,476.161 62,076.870 62,693.874 63,369.828 64,135.564 68,954.632 232,384.128 254,418.200 281,842.453
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.342593 $3.569696 $4.241099 $3.562366 $3.222550 $3.316852 $3.167276 $2.360244 $2.086107 $2.369263	$5.055306 $4.342593 $3.569696 $4.241099 $3.562366 $3.222550 $3.316852 $3.167276 $2.360244 $2.086107	55,564.982 66,098.795 101,301.799 117,654.911 132,699.013 145,905.610 275,393.558 297,413.332 350,692.017 398,414.752
8

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.941769 $2.221154 $2.726105 $2.317730 $2.147514 $2.246013 $2.135026 $1.660490 $1.323223 $1.472847	$3.138477 $2.941769 $2.221154 $2.726105 $2.317730 $2.147514 $2.246013 $2.135026 $1.660490 $1.323223	16,509.256 18,239.572 18,427.474 18,615.777 21,903.652 28,082.269 32,122.167 36,632.192 56,021.502 84,920.191
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.596024 $1.392373 $1.473281 $1.360078 $1.207682 $1.315580 $1.273260 $1.131434 $1.016968 $1.005682	$1.587256 $1.596024 $1.392373 $1.473281 $1.360078 $1.207682 $1.315580 $1.273260 $1.131434 $1.016968	3,034.682 3,395.178 3,750.849 5,073.732 5,552.646 20,496.961 35,699.382 39,681.350 45,665.931 18,252.063
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.517147 $1.253227 $1.395506 $1.304040 $1.137625 $1.211658 $1.145233 $0.904048 $0.801269 $0.819803	$1.422842 $1.517147 $1.253227 $1.395506 $1.304040 $1.137625 $1.211658 $1.145233 $0.904048 $0.801269	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 11,897.797
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.380965 $1.767055 $1.861694 $1.483857 $1.472636 $1.423414 $1.332374 $0.964999 $1.000000	$3.339176 $2.380965 $1.767055 $1.861694 $1.483857 $1.472636 $1.423414 $1.332374 $0.964999	0.000 0.000 0.000 0.000 1,871.751 2,347.921 2,821.173 3,328.550 3,930.708
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.825754 $2.865971 $2.921431 $2.327418 $2.102009 $2.051015 $1.850161 $1.418737 $1.227967 $1.264171	$4.503364 $3.825754 $2.865971 $2.921431 $2.327418 $2.102009 $2.051015 $1.850161 $1.418737 $1.227967	54,924.207 58,111.024 61,532.177 65,070.396 70,749.102 85,271.119 90,580.141 96,501.229 102,481.306 124,665.918
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.631611 $1.283468 $1.398672 $1.117835 $1.111554 $1.154692 $1.090790 $0.862311 $0.728468 $0.857507	$1.929931 $1.631611 $1.283468 $1.398672 $1.117835 $1.111554 $1.154692 $1.090790 $0.862311 $0.728468	121,741.455 134,036.210 155,528.891 167,017.311 185,149.534 190,869.235 245,045.863 280,054.197 334,020.858 368,740.705
9

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.959091 $2.303815 $2.706882 $2.411849 $2.056122 $2.161591 $2.018285 $1.624295 $1.484495 $1.549208	$2.887133 $2.959091 $2.303815 $2.706882 $2.411849 $2.056122 $2.161591 $2.018285 $1.624295 $1.484495	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 14,024.655
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.680871 $2.638029 $2.717863 $2.178182 $2.026982 $2.097320 $2.295573 $1.645861 $1.378473 $1.559306	$5.292648 $3.680871 $2.638029 $2.717863 $2.178182 $2.026982 $2.097320 $2.295573 $1.645861 $1.378473	10,493.641 12,798.544 13,568.496 14,407.297 15,302.548 29,988.283 34,857.197 39,360.042 42,074.375 74,228.446
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.269201 $1.912780 $2.057638 $1.859665 $1.730313 $1.762153 $1.648416 $1.405624 $1.283009 $1.278746	$2.454461 $2.269201 $1.912780 $2.057638 $1.859665 $1.730313 $1.762153 $1.648416 $1.405624 $1.283009	52,026.919 58,690.515 64,581.050 70,562.274 77,649.968 85,508.439 114,066.879 124,533.091 135,979.342 148,350.175
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.049148 $0.943994 $1.130417 $0.980781 $0.926525 $1.003248 $1.143036 $0.941134 $0.805995 $0.913165	$1.024191 $1.049148 $0.943994 $1.130417 $0.980781 $0.926525 $1.003248 $1.143036 $0.941134 $0.805995	70,376.435 74,147.424 78,339.063 82,688.280 87,432.812 92,828.200 98,050.843 115,879.655 155,346.803 188,137.036
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.658503 $2.356761 $2.443835 $2.302884 $2.021478 $2.136983 $2.080936 $1.976566 $1.705221 $1.647887	$2.758058 $2.658503 $2.356761 $2.443835 $2.302884 $2.021478 $2.136983 $2.080936 $1.976566 $1.705221	67,214.025 69,043.318 71,817.935 99,524.873 95,331.683 134,661.491 185,223.184 205,693.603 271,753.265 326,626.398
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.787054 $2.277403 $2.605730 $2.265967 $1.996455 $2.096788 $1.892658 $1.471331 $1.333492 $1.314183	$2.550257 $2.787054 $2.277403 $2.605730 $2.265967 $1.996455 $2.096788 $1.892658 $1.471331 $1.333492	386,714.757 435,539.008 459,719.934 731,707.199 1,002,858.947 1,099,353.889 1,414,092.617 1,654,938.250 1,923,481.361 2,040,309.088
10

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.533263 $1.456296 $1.470818 $1.450611 $1.464293 $1.481129 $1.432932 $1.484019 $1.429157 $1.344691	$1.650254 $1.533263 $1.456296 $1.470818 $1.450611 $1.464293 $1.481129 $1.432932 $1.484019 $1.429157	373,145.198 236,568.494 257,424.562 369,934.032 448,664.010 515,464.565 932,548.223 1,002,460.714 1,099,507.259 1,281,984.189
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.378615 $1.312517 $1.328835 $1.314375 $1.328895 $1.347865 $1.306923 $1.356996 $1.310298 $1.236541	$1.479550 $1.378615 $1.312517 $1.328835 $1.314375 $1.328895 $1.347865 $1.306923 $1.356996 $1.310298	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.178335 $2.570521 $2.894929 $2.632984 $2.649248 $2.698595 $2.405962 $2.344689 $1.895479 $2.035925	$3.129200 $3.178335 $2.570521 $2.894929 $2.632984 $2.649248 $2.698595 $2.405962 $2.344689 $1.895479	26,443.234 27,737.080 29,191.037 28,911.511 30,126.639 31,432.168 44,685.758 51,252.845 53,782.352 68,924.695
TA BlackRock Government Money Market - Initial Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.004100 $0.996981 $0.991612 $1.003957 $1.016387 $1.029083 $1.041878 $1.054856 $1.068064 $1.081306	$0.994536 $1.004100 $0.996981 $0.991612 $1.003957 $1.016387 $1.029083 $1.041878 $1.054856 $1.068064	140,747.794 92,960.012 100,097.367 580,516.741 684,466.512 577,424.418 844,475.880 1,032,273.754 1,214,235.499 1,863,339.712
TA BlackRock iShares Edge 40 - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.964329 $1.724853 $1.821913 $1.680861 $1.664793 $1.686880 $1.618005 $1.528428 $1.458088 $1.449976	$2.127252 $1.964329 $1.724853 $1.821913 $1.680861 $1.664793 $1.686880 $1.618005 $1.528428 $1.458088	30,122.055 31,241.737 32,472.079 39,824.090 41,215.639 42,318.304 44,789.164 45,999.785 67,544.985 76,275.856
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.738868 $1.504146 $1.593387 $1.444515 $1.394108 $1.413294 $1.361908 $1.227411 $1.129702 $1.102517	$1.943901 $1.738868 $1.504146 $1.593387 $1.444515 $1.394108 $1.413294 $1.361908 $1.227411 $1.129702	8,764.561 8,862.728 8,972.407 24,313.545 28,229.831 29,865.122 110,263.785 113,936.691 115,385.624 80,113.779
11

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.765459 $1.399986 $1.722585 $1.370626 $1.386627 $1.402894 $1.497944 $1.284313 $1.064576 $1.198383	$2.108044 $1.765459 $1.399986 $1.722585 $1.370626 $1.386627 $1.402894 $1.497944 $1.284313 $1.064576	108,572.122 116,372.597 122,555.606 142,265.033 142,750.325 166,292.475 245,168.291 260,634.194 282,685.836 283,234.340
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.276307 $1.685871 $1.728125 $1.356242 $1.401791 $1.494522 $1.512975 $1.100950 $1.021978 $1.109148	$2.679934 $2.276307 $1.685871 $1.728125 $1.356242 $1.401791 $1.494522 $1.512975 $1.100950 $1.021978	325,736.667 445,175.601 462,425.478 504,861.288 533,882.745 557,558.959 796,999.526 847,350.541 966,157.506 1,056,810.076
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.013867 $1.790168 $1.887771 $1.694263 $1.639591 $1.693225 $1.677670 $1.553164 $1.463492 $1.443418	$2.217176 $2.013867 $1.790168 $1.887771 $1.694263 $1.639591 $1.693225 $1.677670 $1.553164 $1.463492	91,523.806 94,737.257 71,558.186 97,752.560 115,109.973 116,456.912 164,140.435 181,615.061 241,789.932 400,704.812
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.494684 $2.003836 $2.264389 $1.839475 $1.755703 $1.812649 $1.786542 $1.426436 $1,282768 $1.373148	$3.073429 $2.494684 $2.003836 $2.264389 $1.839475 $1.755703 $1.812649 $1.786542 $1.426436 $1,282768	896,523.247 904,400.439 916,927.705 1,283,517.016 1,356,997.193 1,443,098.430 1,513,978.271 1,548,505.887 1,594,197.901 1,687,393.878
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.378833 $2.006961 $2.186796 $1.848530 $1.756582 $1.819163 $1.795718 $1.522976 $1.393746 $1.440106	$2.703452 $2.378833 $2.006961 $2.186796 $1.848530 $1.756582 $1.819163 $1.795718 $1.522976 $1.393746	383,704.081 591,460.020 676,895.176 784,589.305 1,038,241.886 1,345,680.474 1,646,704.550 1,733,863.912 1,940,435.641 1,854,760.822
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.228933 $1.938498 $2.068938 $1.798554 $1.724989 $1.786339 $1.759986 $1.570026 $1.452682 $1.462229	$2.478902 $2.228933 $1.938498 $2.068938 $1.798554 $1.724989 $1.786339 $1.759986 $1.570026 $1.452682	398,467.871 470,883.168 495,084.386 874,442.823 1,034,154.445 1,150,525.625 1,455,266.949 1,563,880.316 1,771,393.115 1,988,401.406
12

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.664605 $2.058919 $2.218160 $1.853689 $1.685474 $1.707802 $1.514335 $1.157026 $1.006921 $1.012004	$3.162400 $2.664605 $2.058919 $2.218160 $1.853689 $1.685474 $1.707802 $1.514335 $1.157026 $1.006921	213,395.023 217,993.223 233.977.438 361,267.092 398,294.420 326,364.957 383,920.860 433,403.815 621,130.852 676,371.806
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.253140 $1.078838 $1.240110 $1.033640 $1.035377 $1.068466 $1.090423 $0.981688 $0.883713 $0.967652	$1.417645 $1.253140 $1.078838 $1.240110 $1.033640 $1.035377 $1.068466 $1.090423 $0.981688 $0.883713	0.000 0.000 0.000 0.000 0.000 17,264.043 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.872401 $2.308272 $2.658885 $2.378375 $2.107180 $2.198113 $1.935504 $1.490639 $1.255336 $1.249382	$2.866287 $2.872401 $2.308272 $2.658885 $2.378375 $2.107180 $2.198113 $1.935504 $1.490639 $1.255336	3,188.047 3,188.047 4,076.147 9,345.332 7,967.568 4,079.467 892.690 893.956 895.327 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.507197 $1.319560 $1.399784 $1.249340 $1.219154 $1.256629 $1.216975 $1.105780 $1.032943 $1.030714	$1.550943 $1.507197 $1.319560 $1.399784 $1.249340 $1.219154 $1.256629 $1.216975 $1.105780 $1.032943	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.490206 $1.344876 $1.412573 $1.288081 $1.253074 $1.277519 $1.229059 $1.157932 $1.099705 $1.079160	$1.544110 $1.490206 $1.344876 $1.412573 $1.288081 $1.253074 $1.277519 $1.229059 $1.157932 $1.099705	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 47,946.359 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.585823 $1.344647 $1.466521 $1.253295 $1.212317 $1.272182 $1.238886 $1.056043 $0.958559 $0.981646	$1.632279 $1.585823 $1.344647 $1.466521 $1.253295 $1.212317 $1.272182 $1.238886 $1.056043 $0.958559	0.000 0.000 0.000 27,427.002 33,385.741 32,651.688 2,754.273 0.000 0.000 0.000
13

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.848101 $3.148715 $2.988573 $2.107181 $2.182856 $1.977088 $1.888425 $1.289733 $1.130215 $1.214860	$8.280491 $3.848101 $3.148715 $2.988573 $2.107181 $2.182856 $1.977088 $1.888425 $1.289733 $1.130215	473,765.182 529,739.734 89,508.510 104,513.196 117,105.154 125,044.034 235,685.829 248,035.947 320,702.875 382,649.084
TA Morgan Stanley Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.827183 $1.569845 $1.720684 $1.535020 $1.486386 $1.523667 $1.517572 $1.344073 $1.238713 $1.305361	$2.135549 $1.827183 $1.569845 $1.720684 $1.535020 $1.486386 $1.523667 $1.517572 $1.344073 $1.238713	8,981.145 8,981.145 8,981.145 90,791.257 103,017.006 371,117.407 631,889.237 425,528.048 376,228.793 374,967.964
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.034825 $2.523432 $2.652196 $2.352670 $2.208127 $2.230944 $2.038483 $1.747752 $1.572120 $1.529974	$3.473863 $3.034825 $2.523432 $2.652196 $2.352670 $2.208127 $2.230944 $2.038483 $1.747752 $1.572120	34,040.040 35,852.841 37,888.527 51,599.275 55,728.733 28,199.414 42,425.183 35,318.927 45,178.717 29,697.661
TA Multi-Managed Balanced - Service Class Subaccount Inception Date April 29, 2010	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.191903 $1.826643 $1.924719 $1.712134 $1.610487 $1.631643 $1.495088 $1.285530 $1.158110 $1.130153	$2.502630 $2.191903 $1.826643 $1.924719 $1.712134 $1.610487 $1.631643 $1.495088 $1.285530 $1.158110	0.000 0.000 0.000 13,242.015 15,976.731 10,746.800 0.000 12,967.749 11,104.371 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.788380 $1.670210 $1.702346 $1.643290 $1.619850 $1.628858 $1.575574 $1.636957 $1.541170 $1.468334	$1.902044 $1.788380 $1.670210 $1.702346 $1.643290 $1.619850 $1.628858 $1.575574 $1.636957 $1.541170	237,678.437 265,713.215 283,533.666 395,149.254 418,701.220 531,313.726 649,135.192 729,763.179 871,202.021 1,018,827.453
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.778731 $3.862136 $4.416785 $3.869933 $3.234792 $3.359635 $3.232715 $2.401901 $2.088952 $2.172744	$4.910407 $4.778731 $3.862136 $4.416785 $3.869933 $3.234792 $3.359635 $3.232715 $2.401901 $2.088952	236,696.700 261,211.041 324,008.399 490,929.339 617,394.224 681,085.738 894,016.015 1,033,616.438 1,120,653.326 1,262,971.038
14

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.990282 $3.042959 $3.316068 $2.743190 $2.497190 $2.468336 $2.345567 $1.648412 $1.442743 $1.436428	$4.869617 $3.990282 $3.042959 $3.316068 $2.743190 $2.497190 $2.468336 $2.345567 $1.648412 $1.442743	61,782.026 69,874.900 81,856.893 102,575.154 103,597.915 132,590.818 136,709.506 140,942.217 171,449.956 215,748.046
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.750580 $1.464074 $1.754874 $1.445564 $1.447990 $1.447038 $1.545246 $1.258268 $1.091270 $1.289168	$1.842071 $1.750580 $1.464074 $1.754874 $1.445564 $1.447990 $1.447038 $1.545246 $1.258268 $1.091270	115,219.287 126,561.257 133,511.236 289,559.509 297,725.010 330,504.344 395,919.348 482,968.417 565,312.108 747,561.420
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.187755 $2.304667 $2.328731 $1.824940 $1.797173 $1.703016 $1.551973 $1.186249 $1.061382 $1.116284	$4.322713 $3.187755 $2.304667 $2.328731 $1.824940 $1.797173 $1.703016 $1.551973 $1.186249 $1.061382	743,987.433 781,981.160 577,049.901 743,702.778 835,480.835 1,005,540.750 1,215,764.694 1,477,111.681 1,661,598.353 1,897,556.111
(1)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective December 1, 2020, Transamerica Barrow Hanley Dividend Focused VP was renamed Transamerica Aegon Sustainable Equity Income VP.
(5)	Effective on or about May 1, 2021 American Funds - Bond Fund will be renamed American Funds - The Bond Fund of AmericaSM.
15

Transamerica Landmark Variable Annuity
Issued by
TRANSAMERICA LIFE INSURANCE COMPANY
Supplement Dated May 1, 2021
to the
Prospectus Dated May 1, 2021
This Prospectus Supplement must be accompanied or preceded
by the Prospectus for the
Transamerica Landmark Variable Annuity dated May 1, 2021
The following investment choices available for your policy:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
MUTUAL FUND AND VARIABLE INSURANCE TRUST
Rational Trend Aggregation VA Fund	Rational Trend Aggregation VA Fund	Rational Capital LLC
Investment Objective: Total return on investment, with dividend income as an important component of that return.
Rational Insider Buying VA Fund	Rational Insider Buying VA Fund	Rational Capital LLC
Investment Objective: Long-term capital appreciation.
TRANSAMERICA SERIES TRUST
TA BlackRock iShares Edge 50 - Service Class	Transamerica BlackRock iShares Edge 50 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation.
TA BlackRock iShares Edge 75 - Service Class	Transamerica BlackRock iShares Edge 75 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation with capital preservation as a secondary objective.
TA BlackRock iShares Edge 100 - Service Class	Transamerica BlackRock iShares Edge 100 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation.
TA MSCI EAFE Index - Service Class	Transamerica MSCI EAFE Index VP - Service Class	SSGA Funds Management, Inc.
Investment Objective: Seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.
TA S&P 500 Index - Service Class	Transamerica S&P 500 Index VP - Service Class	SSGA Funds Management, Inc.
Investment Objective: Seeks to provide the investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.
The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 3 in the body of the prospectus.
We have developed this variable annuity product in cooperation with Huntington and its affiliates, and have included underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.
The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 5 in the body of the prospectus.
The chart below provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:
Incoming Payments to the Company and TCI
Fund	Maximum Fee % of assets
The Huntington Funds	0.25%
1

The following information hereby supplements the corresponding APPENDIX contained in the prospectus.
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2019. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
calling:	(800) 525-6205
writing:	Transamerica Life Insurance Company
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.929007 $1.675200 $1.837648 $1.631346 $1.603220 $1.624695 $1.557048 $1.374618 $1.244742 $1.317934	$2.053076 $1.929007 $1.675200 $1.837648 $1.631346 $1.603220 $1.624695 $1.557048 $1.374618 $1.244742	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.976375 $1.675069 $1.804488 $1.595065 $1.497861 $1.517820 $1.479727 $1.229207 $1.087157 $1.102698	$2.163097 $1.976375 $1.675069 $1.804488 $1.595065 $1.497861 $1.517820 $1.479727 $1.229207 $1.087157	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - The Bond Fund of AmericaSM - Class 2(1)(5) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.077985 $1.012844 $1.048332 $1.039007 $1.036969 $1.062583 $1.037063 $1.089096 $1.062133 $1.028491	$1.151271 $1.077985 $1.012844 $1.048332 $1.039007 $1.036969 $1.062583 $1.037063 $1.089096 $1.062133	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.768845 $1.460078 $1.565586 $1.381228 $1.322667 $1.350208 $1.257323 $1.079898 $0.963674 $1.026512	$2.108584 $1.768845 $1.460078 $1.565586 $1.381228 $1.322667 $1.350208 $1.257323 $1.079898 $0.963674	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
2

Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.968674 $1.689388 $1.917260 $1.759660 $1.598704 $1.749442 $1.746875 $1.449117 $1.291113 $1.347141	$2.144250 $1.968674 $1.689388 $1.917260 $1.759660 $1.598704 $1.749442 $1.746875 $1.449117 $1.291113	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.440111 $1.279140 $1.406159 $1.252159 $1.211583 $1.260621 $1.231551 $1.102725 $1.008535 $1.068314	$1.489046 $1.440111 $1.279140 $1.406159 $1.252159 $1.211583 $1.260621 $1.231551 $1.102725 $1.008535	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.063947 $1.024945 $1.050061 $1.050915 $1.075090 $1.103373 $1.082543 $1.137353 $1.111300 $1.061135	$1.128483 $1.063947 $1.024945 $1.050061 $1.050915 $1.075090 $1.103373 $1.082543 $1.137353 $1.111300	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2020 2019 2018 2017 2016 2015	$11.626463 $10.110871 $11.000487 $9.831422 $9.464876 $9.999337	$11.835310 $11.626463 $10.110871 $11.000487 $9.831422 $9.464876	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.783323 $0.788956 $0.801688 $0.821228 $0.841237 $0.861814 $0.882873 $0.904471 $0.926704 $0.949305	$0.766477 $0.783323 $0.788956 $0.801688 $0.821228 $0.841237 $0.861814 $0.882873 $0.904471 $0.926704	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 40- Service Class Subaccount Inception Date August 16, 2010	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.246233 $1.109249 $1.189233 $1.112394 $1.117341 $1.149531 $1.117818 $1.071415 $1.037662 $1.045621	$1.331410 $1.246233 $1.109249 $1.189233 $1.112394 $1.117341 $1.149531 $1.117818 $1.071415 $1.037662	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 50 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$11.948112 $10.549188 $11.100392 $10.076941 $9.998016	$12.796377 $11.948112 $10.549188 $11.100392 $10.076941	0.000 0.000 0.000 0.000 0.000
3

Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock iShares Edge 75 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$12.862619 $10.956089 $11.682890 $10.145639 $9.998016	$13.843203 $12.862619 $10.956089 $11.682890 $10.145639	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$14.043537 $11.549003 $12.499258 $10.390986 $9.998016	$15.062054 $14.043537 $11.549003 $12.499258 $10.390986	0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.252921 $1.130452 $1.210109 $1.101287 $1.081636 $1.132431 $1.138005 $1.068724 $1.021542 $1.022413	$1.360520 $1.252921 $1.130452 $1.210109 $1.101287 $1.081636 $1.132431 $1.138005 $1.068724 $1.021542	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.418754 $1.213401 $1.341508 $1.150080 $1.108857 $1.165397 $1.165433 $1.002978 $0.931090 $0.976071	$1.587905 $1.418754 $1.213401 $1.341508 $1.150080 $1.108857 $1.165397 $1.165433 $1.002978 $0.931090	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.350765 $1.191151 $1.289479 $1.137604 $1.107212 $1.163152 $1.161350 $1.050752 $0.986736 $1.007920	$1.480337 $1.350765 $1.191151 $1.289479 $1.137604 $1.107212 $1.163152 $1.161350 $1.050752 $0.986736	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.078166 $0.939200 $1.092472 $0.921342 $0.933804 $0.975070 $1.006905 $0.917245 $0.835545 $0.925739	$1.205414 $1.078166 $0.939200 $1.092472 $0.921342 $0.933804 $0.975070 $1.006905 $0.917245 $0.835545	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.313515 $1.163622 $1.249082 $1.128008 $1.113780 $1.161630 $1.138317 $1.046565 $0.989269 $0.998799	$1.335814 $1.313515 $1.163622 $1.249082 $1.128008 $1.113780 $1.161630 $1.138317 $1.046565 $0.989269	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
4

Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.322683 $1.207842 $1.283771 $1.184458 $1.165878 $1.202718 $1.170812 $1.116124 $1.072630 $1.065040	$1.354475 $1.322683 $1.207842 $1.283771 $1.184458 $1.165878 $1.202718 $1.170812 $1.116124 $1.072630	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.382042 $1.185749 $1.308652 $1.131591 $1.107530 $1.176003 $1.158801 $0.999482 $0.918034 $0.951266	$1.405870 $1.382042 $1.185749 $1.308652 $1.131591 $1.107530 $1.176003 $1.158801 $0.999482 $0.918034	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 37,609.858 37,609.858
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.115370 $9.034320 $10.036075 $9.138409 $9.327076 $9.894477 $9.998010	$10.514011 $10.115370 $9.034320 $10.036075 $9.138409 $9.327076 $9.894477	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$10.811880 $9.160133 $10.959618 $9.997890	$11.361109 $10.811880 $9.160133 $10.959618	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.891823 $1.595258 $1.700957 $1.530966 $1.457094 $1.493741 $1.384948 $1.204937 $1.098433 $1.084596	$2.134714 $1.891823 $1.595258 $1.700957 $1.530966 $1.457094 $1.493741 $1.384948 $1.204937 $1.098433	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.154202 $1.092684 $1.131135 $1.107340 $1.106997 $1.128280 $1.107861 $1.167289 $1.114428 $1.077556	$1.210034 $1.154202 $1.092684 $1.131135 $1.107340 $1.106997 $1.128280 $1.107861 $1.167289 $1.114428	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.185626 $1.092002 $1.152203 $1.056735 $1.054634 $1.106600 $1.094258 $1.047037 $1.004699 $1.000000	$1.234271 $1.185626 $1.092002 $1.152203 $1.056735 $1.054634 $1.106600 $1.094258 $1.047037 $1.004699	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
5

Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA S&P 500 Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$13.143647 $10.302118 $11.126761 $9.997890	$15.113439 $13.143647 $10.302118 $11.126761	0.000 0.000 0.000 0.000

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.187050 $1.878004 $2.036899 $1.788036 $1.737579 $1.741112 $1.649925 $1.440290 $1.289515 $1.350083	$2.354082 $2.187050 $1.878004 $2.036899 $1.788036 $1.737579 $1.741112 $1.649925 $1.440290 $1.289515	241,700.152 283,726.983 368,208.488 404,252.754 429,442.795 439,610.668 453,154.943 326,912.187 241,499.015 231,301.437
AB Growth and Income Portfolio - Class B Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.994637 $1.634611 $1.758779 $1.502214 $1.370024 $1.368315 $1.268275 $0.954551 $0.824790 $0.787677	$2.017718 $1.994637 $1.634611 $1.758779 $1.502214 $1.370024 $1.368315 $1.268275 $0.954551 $0.824790	237,073.813 279,309.267 372,512.525 478,547.139 635,812.696 819,210.315 846,178.678 494,259.056 397,833.819 84,802.236
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.996325 $2.258992 $2.236573 $1.720602 $1.702829 $1.556059 $1.384655 $1.023843 $0.888764 $0.935397	$3.997500 $2.996325 $2.258992 $2.236573 $1.720602 $1.702829 $1.556059 $1.384655 $1.023843 $0.888764	6,360.436 6,418.051 6,477.234 6,536.084 14,634.799 15,251.949 16,222.407 16,424.176 16,622.913 16,839.575
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.214772 $1.856124 $1.977029 $1.728094 $1.604666 $1.607850 $1.549943 $1.273134 $1.113350 $1.116648	$2.451452 $2.214772 $1.856124 $1.977029 $1.728094 $1.604666 $1.607850 $1.549943 $1.273134 $1.113350	2,892,806.494 3,199,292.833 4,022,242.257 6,512,538.987 7,741,281.492 8,274,629.782 8,698,813.888 5,127,682.060 4,249,037.589 4,075,722.809
American Funds - The Bond Fund of AmericaSM - Class 2(1)(5) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.208028 $1.122332 $1.148591 $1.125662 $1.110913 $1.125609 $1.086297 $1.128027 $1.087721 $1.041503	$1.304747 $1.208028 $1.122332 $1.148591 $1.125662 $1.110913 $1.125609 $1.086297 $1.128027 $1.087721	329,937.743 466,309.549 572,473.035 712,699.595 857,596.406 843,467.975 889,779.982 816,898.016 888,057.689 376,837.164
6

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.168864 $2.461933 $2.507750 $1.985902 $1.842755 $1.752076 $1.640522 $1.281122 $1.104178 $1.171929	$4.743402 $3.168864 $2.461933 $2.507750 $1.985902 $1.842755 $1.752076 $1.640522 $1.281122 $1.104178	314,345.989 353,544.839 403,006.611 449,616.943 639,351.762 629,667.590 408,153.331 386,880.615 287,051.204 215,106.678
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.801989 $2.256937 $2.334974 $1.938364 $1.765846 $1.768375 $1.623967 $1.235904 $1.068907 $1.106211	$3.131436 $2.801989 $2.256937 $2.334974 $1.938364 $1.765846 $1.768375 $1.623967 $1.235904 $1.068907	301,780.132 378,817.451 555,386.748 655,201.231 867,991.714 897,672.081 640,811.658 496,983.906 409,494.805 155,040.012
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.502750 $1.242487 $1.453360 $1.117359 $1.096454 $1.166813 $1.217803 $1.017205 $0.876596 $1.035154	$1.685743 $1.502750 $1.242487 $1.453360 $1.117359 $1.096454 $1.166813 $1.217803 $1.017205 $0.876596	256,227.173 275,241.125 307,998.650 399,626.824 514,816.814 573,697.570 573,538.656 257,260.815 133,755.702 72,023.828
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.018010 $1.647053 $1.746131 $1.523263 $1.442358 $1.455868 $1.340488 $1.138401 $1.004416 $1.057928	$2.432909 $2.018010 $1.647053 $1.746131 $1.523263 $1.442358 $1.455868 $1.340488 $1.138401 $1.004416	1,377,112.675 1,552,937.147 1,773,562.086 1,903,461.642 2,350,453.474 2,490,284.098 2,371,556.589 1,099,627.999 885,455.790 734,133.041
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.213700 $1.708235 $1.853656 $1.544311 $1.452085 $1.464873 $1.329025 $1.028077 $0.896770 $0.934416	$2.846004 $2.213700 $1.708235 $1.853656 $1.544311 $1.452085 $1.464873 $1.329025 $1.028077 $0.896770	1,896,033.725 2,046,248.306 2,366,622.014 2,817,748.274 3,231,538.708 3,608,002.662 2,192,311.584 1,558,030.708 1,320,867.899 918,881.915
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.724855 $1.374651 $1.522630 $1.369166 $1.178257 $1.246415 $1.163919 $0.922373 $0.798279 $0.803373	$1.812381 $1.724855 $1.374651 $1.522630 $1.369166 $1.178257 $1.246415 $1.163919 $0.922373 $0.798279	11,910.693 13,133.770 28,082.691 32,392.703 49,776.219 74,048.779 79,184.557 160,011.081 215,835.870 266,582.580
7

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.601235 $1.966810 $2.001177 $1.503615 $1.514774 $1.435361 $1.309777 $0.975578 $0.863899 $0.875390	$3.686173 $2.601235 $1.966810 $2.001177 $1.503615 $1.514774 $1.435361 $1.309777 $0.975578 $0.863899	43,711.272 45,649.377 48,246.245 49,970.686 75,794.123 86,420.483 91,825.370 117,926.134 120,175.565 122,774.131
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.974653 $1.624002 $1.930416 $1.622276 $1.468253 $1.511973 $1.444497 $1.076963 $0.952345 $1.082144	$2.297594 $1.974653 $1.624002 $1.930416 $1.622276 $1.468253 $1.511973 $1.444497 $1.076963 $0.952345	362,181.217 444,955.027 525,299.692 633,478.137 743,008.923 836,990.537 790,573.811 1,074,921.668 938,947.235 688,055.815
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.825866 $1.379290 $1.693701 $1.440696 $1.335544 $1.397500 $1.329110 $1.034214 $0.824564 $0.918254	$1.946995 $1.825866 $1.379290 $1.693701 $1.440696 $1.335544 $1.397500 $1.329110 $1.034214 $0.824564	141,020.655 155,269.834 234,023.928 280,967.691 372,383.185 439,589.470 470,852.550 231,177.999 204,253.124 50,839.723
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.232122 $1.893990 $2.125218 $1.928741 $1.732726 $1.874843 $1.851111 $1.518385 $1.337593 $1.380025	$2.458755 $2.232122 $1.893990 $2.125218 $1.928741 $1.732726 $1.874843 $1.851111 $1.518385 $1.337593	553,083.635 607,368.025 751,955.048 1,359,024.669 1,598,867.673 1,855,328.664 1,952,280.176 2,034,813.150 2,171,779.355 2,183,123.232
Franklin Income VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.636383 $1.428290 $1.512039 $1.396559 $1.240678 $1.352199 $1.309342 $1.164070 $1.046832 $1.035719	$1.626585 $1.636383 $1.428290 $1.512039 $1.396559 $1.240678 $1.352199 $1.309342 $1.164070 $1.046832	128,992.381 156,459.888 221,712.639 249,213.830 323,846.501 388,087.623 392,263.960 548,003.591 685,369.259 443,618.495
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.579517 $1.305391 $1.454321 $1.359677 $1.186736 $1.264588 $1.195852 $0.944479 $0.837525 $0.857321	$1.480596 $1.579517 $1.305391 $1.454321 $1.359677 $1.186736 $1.264588 $1.195852 $0.944479 $0.837525	35,851.972 49,746.725 56,989.123 59,731.595 68,739.864 75,493.714 84,715.490 100,168.754 135,134.795 148,336.168
8

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.371913 $1.761200 $1.856448 $1.480399 $1.469940 $1.421529 $1.331264 $0.964665 $1.000000	$3.324839 $2.371913 $1.761200 $1.856448 $1.480399 $1.469940 $1.421529 $1.331264 $0.964665	17,394.207 20,939.590 21,745.441 25,840.535 49,325.924 54,906.066 56,849.553 58,260.767 74,825.432
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.195156 $2.394764 $2.442325 $1.946691 $1.759016 $1.717192 $1.549787 $1.188992 $1.029618 $1.060494	$3.759221 $3.195156 $2.394764 $2.442325 $1.946691 $1.759016 $1.717192 $1.549787 $1.188992 $1.029618	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 12,886.320 14,610.734
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.604758 $1.262978 $1.377022 $1.101071 $1.095439 $1.138522 $1.076041 $0.851072 $0.719325 $0.847169	$1.897225 $1.604758 $1.262978 $1.377022 $1.101071 $1.095439 $1.138522 $1.076041 $0.851072 $0.719325	0.000 0.000 0.000 7,497.079 21,790.788 32,504.567 33,316.296 36,744.520 55,713.067 60,881.553
MFS ® New Discovery Series – Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.954613 $2.118580 $2.183777 $1.751011 $1.630270 $1.687684 $1.848139 $1.325715 $1.110886 $1.257234	$4.246290 $2.954613 $2.118580 $2.183777 $1.751011 $1.630270 $1.687684 $1.848139 $1.325715 $1.110886	13,288.857 15,147.553 16,617.261 17,072.648 19,830.429 26,638.142 27,196.901 35,691.664 38,623.606 39,187.780
MFS ® Total Return Series – Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.718723 $1.449480 $1.560031 $1.410617 $1.313147 $1.337971 $1.252231 $1.068323 $0.975608 $0.972846	$1.858123 $1.718723 $1.449480 $1.560031 $1.410617 $1.313147 $1.337971 $1.252231 $1.068323 $0.975608	54,012.260 58,890.051 69,286.359 89,387.857 101,978.627 139,036.976 167,631.192 184,715.629 202,241.645 297,634.485
Rational Insider Buying VA Fund Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.911335 $1.561404 $1.704209 $1.468956 $1.340486 $1.462751 $1.512993 $1.161803 $0.959812 $0.981202	$2.153548 $1.911335 $1.561404 $1.704209 $1.468956 $1.340486 $1.462751 $1.512993 $1.161803 $0.959812	547,981.602 650,400.327 813,942.685 1,019,065.200 1,225,133.430 1,374,096.392 1,834,186.993 2,279,197.859 2,182,584.622 1,670,610.565
9

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Rational Trend Aggregation VA Fund Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.385400 $1.307981 $1.388530 $1.429243 $1.353451 $1.414277 $1.300527 $1.098200 $0.998101 $0.944278	$1.383999 $1.385400 $1.307981 $1.388530 $1.429243 $1.353451 $1.414277 $1.300527 $1.098200 $0.998101	484,604.858 567,982.393 767,483.344 973,308.571 1,169,550.107 1,315,801.013 1,668,817.873 2,492,488.885 2,143,818.345 1,174,296.734
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.614042 $1.417563 $1.540757 $1.356701 $1.298076 $1.335484 $1.290061 $1.142177 $1.032864 $1.081849	$1.687800 $1.614042 $1.417563 $1.540757 $1.356701 $1.298076 $1.335484 $1.290061 $1.142177 $1.032864	137,854.547 146,588.046 230,224.843 259,592.217 308,145.307 328,867.703 350,030.374 181,161.393 172,688.117 173,261.126
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.068896 $0.962233 $1.152838 $1.000735 $0.945851 $1.024688 $1.168032 $0.962188 $0.824439 $0.934530	$1.042956 $1.068896 $0.962233 $1.152838 $1.000735 $0.945851 $1.024688 $1.168032 $0.962188 $0.824439	18,529.864 30,293.560 57,513.431 60,644.783 71,649.861 83,086.129 69,534.740 117,827.554 121,914.438 92,740.228
TA Aegon High Yield Bond - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.871111 $1.663068 $1.731725 $1.636169 $1.441174 $1.525507 $1.491563 $1.421043 $1.229378 $1.191277	$1.933509 $1.871111 $1.663068 $1.731725 $1.636169 $1.441174 $1.525507 $1.491563 $1.421043 $1.229378	84,652.394 107,100.657 150,274.195 177,289.096 226,652.848 237,751.297 246,070.637 358,223.954 348,665.531 198,511.975
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount Inception Date August 16, 2017	2020 2019 2018 2017	$2.795325 $2.285292 $2.616059 $2.425685	$2.556553 $2.795325 $2.285292 $2.616059	24,268.865 37,137.597 41,268.463 44,158.948
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.671566 $1.370276 $1.571889 $1.371126 $1.212056 $1.276739 $1.155427 $0.900849 $0.818712 $0.809443	$1.524889 $1.671566 $1.370276 $1.571889 $1.371126 $1.212056 $1.276739 $1.155427 $0.900849 $0.818712	521,578.964 714,303.444 880,316.411 1,103,951.428 1,336,764.683 1,530,110.358 1,619,023.884 2,428,477.625 2,336,117.552 1,862,125.411
10

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.264304 $1.204287 $1.219868 $1.207192 $1.221143 $1.239195 $1.202150 $1.248834 $1.206459 $1.139112	$1.356200 $1.264304 $1.204287 $1.219868 $1.207192 $1.221143 $1.239195 $1.202150 $1.248834 $1.206459	314,390.301 438,059.845 579,049.772 874,159.543 1,120,551.932 1,403,582.342 1,395,104.485 2,052,067.378 2,321,692.977 2,792,785.229
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.264304 $1.204287 $1.219868 $1.207192 $1.221143 $1.239195 $1.202150 $1.248834 $1.206459 $1.139112	$1.356200 $1.264304 $1.204287 $1.219868 $1.207192 $1.221143 $1.239195 $1.202150 $1.248834 $1.206459	215,810.782 56,732.079 447,657.055 35,543.598 588,359.299 735,997.773 134,980.819 88,282.789 452,862.428 1,503,381.828
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2020 2019 2018 2017 2016 2015	$12.256055 $10.538768 $11.336551 $10.018405 $9.536912 $9.999646	$12.617902 $12.256055 $10.538768 $11.336551 $10.018405 $9.536912	96,050.440 99,776.895 90,208.548 65,728.239 57,859.042 16,011.027
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.285763 $1.042937 $1.178238 $1.075105 $1.084509 $1.108274 $0.990953 $0.967944 $0.784610 $0.845604	$1.262818 $1.285763 $1.042937 $1.178238 $1.075105 $1.084509 $1.108274 $0.990953 $0.967944 $0.784610	133,918.790 146,692.271 193,867.388 230,718.822 297,402.245 290,955.957 267,847.566 264,254.946 225,947.324 76,504.477
TA BlackRock Government Money Market - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.906712 $0.902988 $0.907188 $0.918866 $0.930730 $0.942781 $0.954978 $0.967366 $0.979914 $0.992617	$0.897248 $0.906712 $0.902988 $0.907188 $0.918866 $0.930730 $0.942781 $0.954978 $0.967366 $0.979914	2,169,421.438 2,413,043.866 3,100,805.376 4,335,700.349 5,238,895.163 6,203,330.398 6,684,489.018 763,787.000 1,333,093.742 1,076,626.987
TA BlackRock iShares Edge 40- Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.244418 $1.095201 $1.160919 $1.073752 $1.066461 $1.084871 $1.043104 $0.988576 $0.946635 $0.943214	$1.344568 $1.244418 $1.095201 $1.160919 $1.073752 $1.066461 $1.084871 $1.043104 $0.988576 $0.946635	1,612,647.752 1,793,877.417 2,162,212.319 2,492,943.549 2,999,339.002 3,226,456.306 3,484,056.734 3,733,042.543 3,844,924.434 3,657,678.041
TA BlackRock iShares Edge 50 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$12.469923 $10.886332 $11.325813 $10.166524 $9.998941	$13.506835 $12.469923 $10.886332 $11.325813 $10.166524	2,820.165 2,980.066 410.323 467.842 0.000
11

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock iShares Edge 75 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$13.424370 $11.306219 $11.920114 $10.235836 $9.998941	$14.611781 $13.424370 $11.306219 $11.920114 $10.235836	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$14.656853 $11.918079 $12.753013 $10.483340 $9.998941	$15.898341 $14.656853 $11.918079 $12.753013 $10.483340	0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.083901 $1.803486 $1.911429 $1.733688 $1.674007 $1.697878 $1.636959 $1.476025 $1.359202 $1.327154	$2.328451 $2.083901 $1.803486 $1.911429 $1.733688 $1.674007 $1.697878 $1.636959 $1.476025 $1.359202	3,987,041.610 4,353,919.482 5,119,970.644 6,253,223.315 7,115,066.472 7,748,172.085 8,626,055.694 8,942,321.667 8,971,195.522 7,512,173.544
TA International Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.349421 $1.072953 $1.324794 $1.056791 $1.071924 $1.088497 $1.165718 $1.002713 $0.833503 $0.940409	$1.606322 $1.349421 $1.072953 $1.324794 $1.056791 $1.071924 $1.088497 $1.165718 $1.002713 $0.833503	107,395.431 119,409.565 204,409.904 334,981.387 435,789.796 572,797.418 489,255.237 64,369.325 33,683.998 28,924.377
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.703741 $1.417295 $1.436757 $1.246759 $1.212964 $1.227238 $1.152921 $0.981275 $0.883639 $1.003605	$1.922610 $1.703741 $1.417295 $1.436757 $1.246759 $1.212964 $1.227238 $1.152921 $0.981275 $0.883639	1,089,898.185 1,290,947.273 1,391,739.714 1,598,467.795 1,694,631.241 1,730,227.975 1,633,649.834 594,534.775 501,278.208 84,867.156
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.399385 $1.782883 $1.832907 $1.442212 $1.495360 $1.598953 $1.623981 $1.184984 $1.103623 $1.201029	$2.817015 $2.399385 $1.782883 $1.832907 $1.442212 $1.495360 $1.598953 $1.623981 $1.184984 $1.103623	60,054.988 77,359.597 86,824.823 98,225.118 101,981.731 112,530.172 137,207.963 97,962.469 68,244.011 66,744.953
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.427053 $1.273103 $1.347424 $1.212526 $1.177561 $1.219008 $1.211250 $1.124738 $1.062954 $1.051947	$1.567182 $1.427053 $1.273103 $1.347424 $1.212526 $1.177561 $1.219008 $1.211250 $1.124738 $1.062954	1,763,963.395 1,985,701.555 2,376,539.555 3,691,868.265 4,481,145.522 4,867,577.246 5,459,402.300 5,788,066.143 5,848,663.816 4,719,977.818
12

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.565501 $1.259988 $1.429483 $1.164265 $1.114484 $1.153384 $1.140578 $0.914167 $0.824021 $0.885127	$1.921864 $1.565501 $1.259998 $1.429483 $1.164265 $1.114484 $1.153384 $1.140578 $0.914167 $0.824021	110,352.792 115,180.294 196,551.968 286,135.786 356,928.287 482,162.160 662,738.430 707,349,990 606,163.979 477,531.244
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.536945 $1.299732 $1.420735 $1.204377 $1.148194 $1.193183 $1.179817 $1.003972 $0.921492 $0.955194	$1.739713 $1.536945 $1.299732 $1.420735 $1.204377 $1.148194 $1.193183 $1.179817 $1.003972 $0.921492	6,054,774.749 7,273,034.383 8,745,521.532 10,696,305.410 12,631,625.437 13,608,921.805 14,661,892.162 15,853,632.526 15,437,857.633 14,228,215.142
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.508723 $1.315514 $1.408027 $1.228288 $1.182077 $1.227853 $1.212183 $1.084434 $1.006872 $1.016968	$1.672212 $1.508723 $1.315514 $1.408027 $1.228288 $1.182077 $1.227853 $1.212183 $1.084434 $1.006872	14,940,994.588 17,115,902.388 20,544,871.789 23,603,259.926 26,241,885.367 28,808,647.719 32,059,822.194 32,871,062.087 30,119,641.729 20,311,375.102
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.163396 $1.088661 $1.103913 $1.081241 $1.073151 $1.083475 $1.044282 $1.080866 $1.045293 $0.000000	$1.230750 $1.163396 $1.088661 $1.103913 $1.081241 $1.073151 $1.083475 $1.044282 $1.080866 $1.045293	313,676.661 344,107.221 507,185.477 627,260.332 705,518.406 837,956.346 948,056.954 520,086.778 412,407.450 125,984.160
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.298517 $1.781642 $1.925198 $1.614118 $1.471414 $1.495846 $1.329564 $1.019300 $0.889460 $0.896749	$2.719664 $2.298517 $1.781642 $1.925198 $1.614118 $1.471414 $1.495846 $1.329564 $1.019300 $0.889460	119,126.967 131,966.203 178,082.040 215,934.894 309,736.333 341,954.558 325,719.102 24,152.842 10,973.751 7,796.129
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.166858 $1.005058 $1.155877 $0.963912 $0.966013 $0.997388 $1.018387 $0.917291 $0.826150 $0.905078	$1.319386 $1.166858 $1.005058 $1.155877 $0.963912 $0.966013 $0.997388 $1.018387 $0.917291 $0.826150	1,553,806.467 1,906,435.877 2,374,260.846 2,795,008.878 3,262,864.501 3,507,729.673 4,078,711.623 4,339,526.856 4,364,041.589 3,876,210.443
13

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.858088 $2.297901 $2.648256 $2.370036 $2.100822 $2.192572 $1.931579 $1.488347 $1.254029 $1.248693	$2.850577 $2.858088 $2.297901 $2.648256 $2.370036 $2.100822 $2.192572 $1.931579 $1.488347 $1.254029	67,496.782 77,824.719 129,077.149 178,096.870 240,324.796 295,028.148 339,353.058 47,679.624 33,654.183 27,422.172
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.318291 $1.193264 $1.248645 $1.165691 $1.133311 $1.152670 $1.098662 $1.057019 $0.996413 $0.000000	$1.458871 $1.318291 $1.193264 $1.248645 $1.165691 $1.133311 $1.152670 $1.098662 $1.057019 $0.996413	2,952,441.560 3,363,984.801 4,052,626.845 4,809,521.795 5,363,052.520 5,928,287.999 6,365,199.250 6,487,597.020 5,327,251.460 1,474,087.865
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.320361 $1.152418 $1.207504 $1.107258 $1.129178 $1.168109 $1.090765 $1.010238 $1.000000	$1.296265 $1.320361 $1.152418 $1.207504 $1.107258 $1.129178 $1.168109 $1.090765 $1.010238	831,293.471 940,987.040 768,735.305 829,013.758 939,478.806 1,018,727.256 898,964.173 961,500.935 552,364.598
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.390601 $1.205782 $1.282219 $1.147306 $1.173783 $1.225180 $1.147282 $1.005291 $1.000000	$1.343017 $1.390601 $1.205782 $1.282219 $1.147306 $1.173783 $1.225180 $1.147282 $1.005291	384,851.050 442,748.978 596,262.499 623,719.827 670,211.216 634,691.279 458,011.025 223,059.004 48,621.322
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.498510 $1.312605 $1.393105 $1.243990 $1.214544 $1.252491 $1.213568 $1.103217 $1.031053 $1.029338	$1.541250 $1.498510 $1.312605 $1.393105 $1.243990 $1.214544 $1.252491 $1.213568 $1.103217 $1.031053	5,148,274.785 5,820,977.530 6,790,702.445 8,389,338.798 9,195,525.156 10,488,960.824 11,031,370.886 7,853,408.361 6,548,149.667 3,521,187.751
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.482728 $1.338800 $1.406889 $1.283530 $1.249259 $1.274264 $1.226539 $1.156129 $1.098537 $1.078552	$1.535602 $1.482728 $1.338800 $1.406889 $1.283530 $1.249259 $1.274264 $1.226539 $1.156129 $1.098537	203,783.295 243,287.193 396,805.787 562,355.304 634,001.107 714,455.686 786,975.000 795,457.364 771,274.508 555,871.401
14

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.576752 $1.337617 $1.459587 $1.247992 $1.207777 $1.268046 $1.235472 $1.053646 $0.956851 $0.980374	$1.622149 $1.576752 $1.337617 $1.459587 $1.247992 $1.207777 $1.268046 $1.235472 $1.053646 $0.956851	3,968,129.590 4,275,600.150 4,834,115.462 5,398,275.828 5,868,231.693 6,320,505.644 6,876,982.017 4,544,808.404 3,781,405.598 2,718,926.523
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.438943 $1.229247 $1.280258 $1.170521 $1.138325 $1.191751 $1.117353 $0.990317 $1.000000	$1.709244 $1.438943 $1.229247 $1.280258 $1.170521 $1.138325 $1.191751 $1.117353 $0.990317	137,215.523 166,545.338 237,762.317 304,150.481 320,609.645 417,628.889 440,715.682 282,796.954 58,484.680
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.052994 $2.504776 $2.384096 $1.685664 $1.751362 $1.591853 $1.524336 $1.044139 $0.918179 $0.989324	$6.548873 $3.052994 $2.504776 $2.384096 $1.685664 $1.751362 $1.591853 $1.524336 $1.044139 $0.918179	128,206.992 140,765.833 41,705.721 48,322.532 54,506.865 73,050.522 117,403.477 49,185.922 5,552.433 2,516.941
TA Morgan Stanley Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.817581 $1.562370 $1.713350 $1.529220 $1.481492 $1.519405 $1.514075 $1.341634 $1.237087 $1.304287	$2.123281 $1.817581 $1.562370 $1.713350 $1.529220 $1.481492 $1.519405 $1.514075 $1.341634 $1.237087	2,760,116.594 3,120,559.246 3,694,852.730 4,628,018.641 5,248,172.694 5,791,121.978 6,637,491.027 7,803,344.728 8,455,860.736 8,291,227.814
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.720792 $9.467562 $10.398566 $9.362504 $9.448792 $9.911029 $9.998938	$11.269811 $10.720792 $9.467562 $10.398566 $9.362504 $9.448792 $9.911029	12,963.695 13,473.851 16,243.428 9,632,239 8,991.122 14,618.172 0.000
TA MSCI EAFE Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$11.143185 $9.335013 $11.042826 $9.998817	$11.842006 $11.143185 $9.335013 $11.042826	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.080336 $1.734531 $1.828584 $1.627424 $1.531551 $1.552445 $1.423221 $1.224345 $1.103543 $1.077443	$2.374080 $2.080336 $1.734531 $1.828584 $1.627424 $1.531551 $1.552445 $1.423221 $1.224345 $1.103543	452,307.002 495,161.307 645,989.330 868,146.823 926,816.028 1,180,972.354 1,199,312.569 957,378.199 900,723.411 796,847.302
15

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.305672 $1.105189 $1.203104 $1.087760 $1.045616 $1.086881 $1.021051 $0.924764 $0.927731 $0.972919	$1.430104 $1.305672 $1.105189 $1.203104 $1.087760 $1.045616 $1.086881 $1.021051 $0.924764 $0.927731	373,209.708 406,596.848 448,384.342 462,249.337 510,753.211 665,234.868 612,333.423 488,214.343 155,526.559 15,897.434
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.229877 $1.059723 $1.131830 $1.038551 $1.002130 $1.036691 $0.965909 $0.904680 $0.902735 $0.988165	$1.334191 $1.229877 $1.059723 $1.131830 $1.038551 $1.002130 $1.036691 $0.965909 $0.904680 $0.902735	78,479.747 98,144.077 103,625.283 142,335.977 193,585.368 202,149.175 288,462.719 297,516.460 230,429.022 107,769.911
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.286214 $1.071884 $1.176258 $1.037660 $1.002286 $1.051673 $1.001314 $0.868392 $0.873700 $1.001344	$1.385133 $1.286214 $1.071884 $1.176258 $1.037660 $1.002286 $1.051673 $1.001314 $0.868392 $0.873700	349,615.310 383,002.788 524,894.810 546,928.979 563,506.308 590,802.976 520,691.641 236,431.582 43,112.625 2,954.219
TA PIMCO Total Return - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.418934 $1.328240 $1.359464 $1.315965 $1.300847 $1.310973 $1.272784 $1.325998 $1.125166 $1.196708	$1.504452 $1.418934 $1.328240 $1.359464 $1.315965 $1.300847 $1.310973 $1.272784 $1.325998 $1.251666	3,097,184.287 3,661,811.922 4,555,574.725 5,835,157.538 6,506,628.588 7,295,631.715 7,999,634.908 8,790,016.877 8,269,925.157 5,190,091.585
TA PineBridge Inflation Opportunities - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.060179 $0.992561 $1.021338 $1.003182 $0.978956 $1.020959 $1.000432 $1.120422 $1.067818 $0.000000	$1.137558 $1.060179 $0.992561 $1.021338 $1.003182 $0.978956 $1.020959 $1.000432 $1.120422 $1.067818	740,323.994 836,640.429 1,123,311.437 1,443,720.746 1,582,470.093 1,609,863.386 1,733,120.420 1,956,721.320 1,755,033.076 547,291.799
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.024408 $0.043259 $0.041113 $0.061591 $0.081642 $0.089215 $0.121431 $0.224097 $0.321699 $0.407092	$0.011224 $0.024408 $0.043259 $0.041113 $0.061591 $0.081642 $0.089215 $0.121431 $0.224097 $0.321699	5,997,934.353 3,078,388.972 6,063,151.477 2,234,442.214 4,195,044.100 2,688,995.933 1,863,153.172 728,476.123 5,114,352.228 4,199,142.369
16

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.267881 $1.154653 $1.204541 $1.092376 $1.077997 $1.118419 $1.093530 $1.034599 $0.981563 $0.000000	$1.334885 $1.267881 $1.154653 $1.204541 $1.092376 $1.077997 $1.118419 $1.093530 $1.034599 $0.981563	378,429.044 599,319.264 717,888.764 824,814.937 1,024,053.100 1,199,360.139 1,285,846.084 1,358,078.077 1,357,690.120 1,009,189.803
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.330823 $1.210650 $1.304088 $1.098040 $1.090831 $1.182270 $1.160229 $1.008787 $0.921070 $0.000000	$1.286452 $1.330823 $1.210650 $1.304088 $1.098040 $1.090831 $1.182270 $1.160229 $1.008787 $0.921070	917,781.296 1,319,340.877 1,524,980.447 1,810,004.171 2,536,117.295 3,126,914.082 3,792,573.371 1,310,384.417 1,119,475.920 727,411.082
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.300367 $1.185353 $1.253090 $1.099513 $1.089976 $1.153485 $1.127698 $1.028090 $0.961731 $0.000000	$1.325367 $1.300367 $1.185353 $1.253090 $1.099513 $1.089976 $1.153485 $1.127698 $1.028090 $0.961731	2,384,220.168 2,854,797.176 3,255,307.649 3,449,079.815 3,793,728.721 4,350,742.486 4,541,601.856 4,223,863.608 3,237,581.545 98,516.525
TA S&P 500 Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$13.546350 $10.498753 $11.211232 $9.998817	$15.753035 $13.546350 $10.498753 $11.211232	0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount Inception Date January 22, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.570569 $2.084178 $2.389512 $2.100046 $1.760906 $1.833930 $1.770430 $1.318339 $1.150938 $1.200178	$2.632482 $2.570569 $2.084178 $2.389512 $2.100046 $1.760906 $1.833930 $1.770430 $1.318339 $1.150938	154,297.136 185,435.151 244,787.273 298,757.356 395,321.530 487,087.578 547,797.676 186,756.674 192,895.704 162,685.466
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.111175 $2.380562 $2.601060 $2.159282 $1.970487 $1.953995 $1.863066 $1.313364 $1.152851 $1.150400	$3.786953 $3.111175 $2.380562 $2.601060 $2.159282 $1.970487 $1.953995 $1.863066 $1.313364 $1.152851	249,047.353 271,837.872 379,588.346 472,854.374 616,504.619 773,222.556 801,506.580 239,172.784 227,870.004 137,982.070
17

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.132124 $0.949873 $1.141464 $0.942662 $0.947634 $0.950080 $1.017159 $0.830474 $0.722561 $0.856735	$1.186896 $1.132124 $0.949873 $1.141464 $0.942662 $0.947634 $0.950080 $1.017159 $0.830474 $0.722561	120,279.116 150,404.092 222,455.296 286,930.185 403,323.896 508,202.924 528,456.628 132,217.741 108,345.822 81,846.804
TA WMC US Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.393255 $1.735665 $1.758958 $1.382692 $1.365908 $1.297867 $1.186225 $0.909413 $0.816299 $0.860711	$3.235249 $2.393255 $1.735665 $1.758958 $1.382692 $1.365908 $1.297867 $1.186225 $0.909413 $0.816299	177,885.929 188,431.180 189,363.200 221,351.657 236,180.485 248,175.793 324,704.497 267,541.795 198,245.832 213,839.733
(1)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective December 1, 2020, Transamerica Barrow Hanley Dividend Focused VP was renamed Transamerica Aegon Sustainable Equity Income VP.
(5)	Effective on or about May 1, 2021 American Funds - Bond Fund will be renamed American Funds - The Bond Fund of AmericaSM.
18

Transamerica Variable Annuity Series	Transamerica Inspire® Variable Annuity
Transamerica AxiomSM II	Transamerica Variable Annuity I-Share
Transamerica PrincipiumSM III	Transamerica LandmarkSM Variable Annuity
Transamerica FreedomSM Variable Annuity	Transamerica LibertySM Variable Annuity
Transamerica ExtraSM Variable Annuity	Transamerica AxiomSM Variable Annuity

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Rate Sheet Supplement dated May 1, 2021

to the

Prospectus dated May 1, 2021

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this supplement to provide the rider fee, growth and withdrawal percentages that we are offering for the Retirement Income Max® rider as described in the prospectus.

The information listed below applies to applications signed on or after and rider election forms received on or after May 1, 2021.

We will file a new Rate Sheet Prospectus Supplement at least 10 business days prior to changing the rider fee percentages, growth percentage, and withdrawal percentages.

For riders issued as part of the new policy application process. In order to receive the terms listed below we must receive Your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, Your application will be considered not in good order and additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

For riders issued to existing policy Owners: In order to receive the terms listed below, Your rider election form must be signed and received in good order while this supplement is in effect. If Your rider election form is received in good order after this supplement is no longer in effect, You will receive the rider terms that are in effect on the date Your rider election form is received in good order. Election forms must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Election forms received in good order on non-business days or after our close of business will get next-day pricing.

The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase by no more than 0.75% from the current rider fee percentage listed below). The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

RIDER FEE

Single	Joint
1.50%	1.60%

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2021.

Please read this Supplement carefully and retain it for future reference.

1

GROWTH PERCENTAGE

5.00%

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	3.75%	3.25%
65-80	5.00%	4.50%
≥ 81	5.50%	5.00%

* The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the benefit anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Transamerica Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number
Transamerica Variable Annuity Series	333-185573	Transamerica Inspire® Variable Annuity	333-215598
Transamerica AxiomSM II	333-186029	Transamerica Variable Annuity I-Share	333-186031
Transamerica PrincipiumSM III	333-186030	Transamerica LandmarkSM Variable Annuity	33-33085
Transamerica FreedomSM Variable Annuity	33-56908	Transamerica LibertySM Variable Annuity	333-187911
Transamerica ExtraSM Variable Annuity	333-187910	Transamerica AxiomSM Variable Annuity	333-187913

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2021.

Please read this Supplement carefully and retain it for future reference.

2

Transamerica Variable Annuity Series	Transamerica AxiomSM II
Transamerica Inspire® Variable Annuity	Transamerica Variable Annuity I-Share
Transamerica PrincipiumSM III	Transamerica AxiomSM Variable Annuity
Transamerica LandmarkSM Variable Annuity	Transamerica ExtraSM Variable Annuity
Transamerica FreedomSM Variable Annuity	Transamerica LibertySM Variable Annuity

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Rate Sheet Supplement dated May 1, 2021

to the

Prospectus dated May 1, 2021

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this supplement to provide the rider fee, growth and withdrawal percentages that we are currently offering for the Retirement Income Choice® 1.6 rider as described in the prospectus.

The information listed below applies to applications signed on or after and rider election forms received on or after May 1, 2021.

We will file a new Rate Sheet Prospectus Supplement at least 10 business days prior to changing the rider fee percentages, growth percentage, and withdrawal percentages.

For riders issued as part of the new policy application process. In order to receive the terms listed below we must receive Your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, Your application will be considered not in good order and additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

For riders issued to existing policy Owners: In order to receive the terms listed below, Your rider election form must be signed and received in good order while this supplement is in effect. If Your rider election form is received in good order after this supplement is no longer in effect, You will receive the rider terms that are in effect on the date Your rider election form is received in good order. Election forms must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Election forms received in good order on non-business days or after our close of business will get next-day pricing

The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase by no more than 0.75% from the current rider fee percentage listed below). The growth percentage can change upon manual reset, which is a manual process under which your current rider is terminated and a new rider is issued. You can only elect to reset during the 30 day period following each successive fifth rider anniversary and if all other rider issue requirements are met as further described in the Retirement Income Choice® 1.6 – Base Benefit- Manual Resets section of your prospectus. The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2021.

Please read this Supplement carefully and retain it for future reference.

1

RIDER FEES

Rider Benefit	Single Life Option	Joint Life Option
Base Benefit Designated Allocation Group A	1.85%	1.95%
Base Benefit Designated Allocation Group B	1.40%	1.50%
Base Benefit Designated Allocation Group C	0.95%	1.05%
Death Benefit	0.40%	0.35%
Income Enhancement	0.30%	0.50%

GROWTH PERCENTAGE

5.00%

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	3.50%	3.00%
65-80	4.75%	4.25%
≥ 81	5.25%	4.75%

* The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Transamerica Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number
Transamerica Variable Annuity Series	333-185573	Transamerica AxiomSM II	333-186029
Transamerica Inspire® Variable Annuity	333-215598	Transamerica Variable Annuity I-Share	333-186031
Transamerica PrincipiumSM III	333-186030	Transamerica AxiomSM Variable Annuity	333-187913
Transamerica LandmarkSM Variable Annuity	33-33085	Transamerica ExtraSM Variable Annuity	333-187910
Transamerica FreedomSM Variable Annuity	33-56908	Transamerica LibertySM Variable Annuity	333-187911

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2021.

Please read this Supplement carefully and retain it for future reference.

2

TRANSAMERICA LANDMARKSM VARIABLE ANNUITY
Issued Through
SEPARATE ACCOUNT VA B
By
TRANSAMERICA LIFE INSURANCE COMPANY
The Transamerica LandmarkSM Variable Annuity is a flexible premium deferred annuity policy (the “policy”), which is no longer available for purchase by new policy owners. The policy offers many investment choices. You may invest in the separate account, which provides a means of investing in various underlying fund portfolios. You bear the entire investment risk for all amounts you put in the separate account. You may also invest in a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company. You can choose any combination of these investment choices.
This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.
If you would like more information about the Transamerica LandmarkSM Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2021. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at (800)-732-0330. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.
The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
We want to let you know that beginning January 1, 2021, we will no longer mail copies of shareholder reports for funds in your portfolio. This change is permitted by regulations adopted by the Securities and Exchange Commission. Instead, the reports will be made available on our website. We’ll let you know by mail each time a report is posted. The notification will have a URL for accessing the report.
If you’ve already elected to receive documents from us electronically, you’re not affected by this change. You’re already receiving an email with a link to the reports so there’s nothing you need to do.
You do have the option of continuing to receive paper copies of all future shareholder reports free of charge. If you’d like this option, give us a call at the number on your account statement, Monday through Thursday 8 - 6:30, or Friday 8 - 5:30 ET.
Prospectus Date: May 1, 2021
Statement of Additional Information Date: May 1, 2021

The subaccounts currently available under this policy invest in the following underlying fund portfolios:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B
AB Growth and Income Portfolio - Class B	AB Growth and Income Portfolio - Class B
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2
American Funds - The Bond Fund of AmericaSM - Class 2	American Funds - The Bond Fund of AmericaSM - Class 2
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2
Fidelity ® VIP Contrafund® Portfolio - Service Class 2	Fidelity ® VIP Contrafund® Portfolio - Service Class 2
Fidelity ® VIP Mid Cap Portfolio - Service Class 2	Fidelity ® VIP Mid Cap Portfolio - Service Class 2
Fidelity ® VIP Value Strategies Portfolio - Service Class 2	Fidelity ® VIP Value Strategies Portfolio - Service Class 2
State Street Total Return V.I.S. Fund - Class 3	State Street Total Return V.I.S. Fund - Class 3
TA 60/40 Allocation - Service Class	Transamerica 60/40 Allocation VP - Service Class
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP - Service Class
TA Aegon Sustainable Equity Income - Service Class	Transamerica Aegon Sustainable Equity Income VP - Service Class
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP - Service Class
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class
TA BlackRock Global Real Estate Securities - Service Class	Transamerica BlackRock Global Real Estate Securities VP - Service Class
TA BlackRock Government Money Market - Service Class	Transamerica BlackRock Government Money Market VP - Service Class
TA BlackRock iShares Edge 40- Service Class	Transamerica BlackRock iShares Edge 40 VP - Service Class
TA BlackRock iShares Edge 50 - Service Class	Transamerica BlackRock iShares Edge 50 VP - Service Class
TA BlackRock iShares Edge 75 - Service Class	Transamerica BlackRock iShares Edge 75 VP - Service Class
TA BlackRock iShares Edge 100 - Service Class	Transamerica BlackRock iShares Edge 100 VP - Service Class
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class
TA International Growth - Service Class	Transamerica International Growth VP - Service Class
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP - Service Class
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP - Service Class
TA JPMorgan Asset Allocation - Conservative - Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP – Service Class
TA JPMorgan Asset Allocation - Growth - Service Class	Transamerica JPMorgan Asset Allocation - Growth VP – Service Class
TA JPMorgan Asset Allocation - Moderate - Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP – Service Class
TA JPMorgan Asset Allocation - Moderate Growth - Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP – Service Class
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class
TA JPMorgan International Moderate Growth - Service Class	Transamerica JPMorgan International Moderate Growth VP – Service Class
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class
TA Madison Diversified Income - Service Class	Transamerica Madison Diversified Income VP - Service Class
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class

SUBACCOUNT	UNDERLYING FUND PORTFOLIO
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class
TA Morgan Stanley Global Allocation - Service Class	Transamerica Morgan Stanley Global Allocation VP - Service Class
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP - Service Class
TA MSCI EAFE Index - Service Class	Transamerica MSCI EAFE Index VP - Service Class
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class
TA PineBridge Inflation Opportunities - Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical - Balanced VP - Service Class
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical - Conservative VP - Service Class
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical - Growth VP - Service Class
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class
TA Rothschild & Co Large Cap Value - Service Class	Transamerica Rothschild & Co Large Cap Value VP - Service Class
TA S&P 500 Index - Service Class	Transamerica S&P 500 Index VP - Service Class
TA Small Mid Cap Value - Service Class	Transamerica Small/Mid Cap Value VP – Service Class
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class

TABLE OF CONTENTS continued
v

GLOSSARY OF TERMS
Accumulation Unit - An accounting unit of measure used in calculating the Policy Value in the Separate Account before the Annuity Commencement Date. For more information on unit values, including how they are calculated after the Annuity Commencement Date, please see the Statement of Additional Information.
Adjusted Policy Value - The Policy Value increased or decreased by any Excess Interest Adjustment.
Administrative Office - Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499, (800) 525-6205.
annuitant - The person on whose life any annuity payments involving life contingencies will be based.
annuitize (annuitization) - When you switch from the accumulation period to the income phase and we begin to make annuity payments to you (or your designee).
annuity commencement date - The date upon which annuity payments are to commence.
annuity payment option - A method of receiving a stream of annuity payments selected by the owner.
assumed investment return or AIR - The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
cash value - The adjusted policy value less any less any applicable surrender charge.
excess interest adjustment - A positive or negative adjustment to amounts paid out or transferred from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon withdrawals, surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
fixed account - One or more investment options under the policy that are part of the Company's general assets and are not in the separate account.
Free Amount - The amount that can be withdrawn each year without incurring any surrender charges or excess interest adjustments.
guaranteed lifetime withdrawal benefit - Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income Max® rider and the Retirement Income Choice® 1.6 rider.
guaranteed period options - The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.
owner (you, your) - The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.
policy date - The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value - On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross withdrawals (withdrawals plus or minus excess interest adjustments plus the surrender charge on the portion of the requested withdrawal that is subject to the surrender charge plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year - A policy year begins on the policy date and on each anniversary thereafter.
separate account - Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value - The portion of the policy value that is invested in the separate account.
subaccount - A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
1

valuation period - The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each business day.
written notice - Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice such as telephone instructions or any other means acceptable to the Company. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.
2

SUMMARY
The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.
THE ANNUITY POLICY
The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.
This policy currently offers subaccounts that are listed in the “Appendix–Portfolios Associated with the Subaccounts” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.
The fixed account offers an interest rate that the Company guarantees.
The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.
PURCHASE
The initial premium payment for nonqualified policies must be at least $5,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. However, we do not offer this policy for sale to new policy owners. You can generally add as little as $50 at any time during the accumulation phase.
INVESTMENT CHOICES
You can allocate your premium payments to one of several underlying fund portfolios listed in the “Appendix–Portfolios Associated with the Subaccounts” section in this prospectus and described in the underlying fund portfolio prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.
You can also allocate your premium payments to the fixed account.
We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year. Currently, we do not charge a transfer fee. We reserve the right to impose restrictions and limitations on transfers.
EXPENSES
Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued on or after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.
No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.
We may deduct a surrender charge of up to 8% of premium payments surrendered within seven years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.
If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy after annuity payments have begun. A surrender charge of up to 4% of adjusted policy value will apply during the first four years after the annuity commencement date.
Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.
3

We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount's value) that depends on the death benefit option that you select, as follows:
•	1.30% if you choose the Return of Premium Death Benefit
•	1.50% if you choose the Annual Step-Up Death Benefit
During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.
Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.50%, depending on the state.
If you elect the Initial Payment Guarantee feature when you annuitize, then there is a daily fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.
We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount's value) as follows:
•	0.30% if you choose the American Funds - Asset Allocation FundSM - Class 2
•	0.30% if you choose the American Funds - The Bond Fund of AmericaSM - Class 2
•	0.30% if you choose the American Funds - Growth FundSM - Class 2
•	0.30% if you choose the American Funds - Growth-Income FundSM - Class 2
•	0.30% if you choose the American Funds - International FundSM - Class 2
•	0.20% if you choose the AB Balanced Wealth Strategy Portfolio - Class B
•	0.20% if you choose the State Street Total Return V.I.S. Fund - Class 3
•	0.15% if you choose the Franklin Allocation VIP Fund - Class 4
•	0.15% if you choose the TA MSCI EAFE Index - Service Class
•	0.15% if you choose the TA S&P 500 Index - Service Class
If you elected the Additional Death DistributionSM (“ADD”), then there is an annual rider fee during the accumulation phase of 0.25% of the policy value.
If you elected the Additional Death Distribution+SM (“ADD+”), then there is an annual rider fee during the accumulation phase of 0.55% of the policy value.
If you elect the Liquidity Rider, then there is a fee equal to an annual rate of 0.50% of the daily net asset value in the subaccounts. This fee is only charged for the first four years.
If you elected the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 1.25% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.
If you elected the Retirement Income Max® rider, there is an annual rider fee which is disclosed in a Rate Sheet Prospectus Supplement which may be amended by us from time to time.
If you elected the Retirement Income Choice® 1.6 rider, there is a rider fee which is disclosed in a Rate Sheet Prospectus Supplement which may be amended by us from time to time.
The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.
ACCESS TO YOUR MONEY
You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).
You may generally take out up to the free amount free of surrender charges. Amounts surrendered in excess of this free amount may be subject to surrender charges and/or excess interest adjustments. You may have to pay income tax and a tax penalty on any money you take out.
If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.
Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.
Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.
4

Partial surrenders will reduce your policy value. Depending on its amount and timing, a partial surrender may considerably reduce or eliminate some of the benefits and guarantees provided by your policy. You should carefully consider whether a partial surrender under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial and full surrenders (generally) on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.
ANNUITY PAYMENTS (THE INCOME PHASE)
The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down. However, the Initial Payment Guarantee is available for an extra fee and it guarantees a minimum amount for each variable annuity payment.
DEATH BENEFIT
If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.
Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.
When you purchase a policy you must choose a guaranteed minimum death benefit option:
•	Annual Step-Up Death Benefit
•	Return of Premium Death Benefit
After the policy is issued, you cannot make an election and the death benefit option cannot be changed.
The death benefit is paid first to a surviving owner, if any; it is paid only to the beneficiary if there is no surviving owner.
TAXES
Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59½ when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.
ADDITIONAL FEATURES
This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.
These features include, but are not limited to, the following:
•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.
•	You can elect an optional feature at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this feature.
•	If you elected one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death DistributionSM” (“ADD”) and “Additional Death Distribution+SM” (“ADD+”). There is an extra charge for these riders.
•	Under certain medically related circumstances, you may surrender all or a portion of the policy value without any surrender charge or excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”
5

•	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of any surrender charges or excess interest adjustments. This feature is called the “Unemployment Waiver.”
•	You may generally make transfers and/or change the allocation of additional premium payments by telephone or other electronic means acceptable to the Company. We may restrict or eliminate this feature.
•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”
•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”
•	You may elect an optional rider that reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. This feature is called the “Liquidity Rider.” There is an extra charge for this rider.
•	If you elected to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elected this rider, we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
•	If you elected to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Max® rider.” If you elected the Retirement Income Max® rider, you must allocate 100% of your policy value to one or more “designated investment option(s).” (See “Appendix - Designated Investment Options”.) The designated investment options differ from the designated investment options for the other guaranteed lifetime withdrawal benefits. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
•	If you elected to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Choice® 1.6 rider.” If you elected the Retirement Income Choice® 1.6 rider, you must allocate 100% of your policy value in certain designated investment choices. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
OTHER INFORMATION
Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.
No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for transfer and inheritance tax purposes.
Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.
There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.
State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This prospectus describes the material rights and obligations of a policy owner, and the maximum fees and charges for all policy features and benefits are set forth in the fee table of this prospectus. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that is applicable to your state.
Old Policies. See “Appendix - Policy Variations” for information on how older policies have different features and requirements, and sometimes different fees and deductions.
6

Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2020) are in “Appendix – Condensed Financial Information” to this prospectus and the SAI.
INQUIRIES
If you need more information or want to make a transaction, please contact us at:
Transamerica Life Insurance Company
Administrative Office
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, IA 52499
(800) 525-6205
You may check your policy at www.transamerica.com. Follow the logon procedures. We cannot guarantee that you will be able to access this site.
You should protect your logon information, because on-line (or telephone) options may be available and could be made by anyone who knows your logon information. We may not be able to verify that the person providing instructions using your logon information is you or someone authorized by you.
7

Annuity Policy FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that You will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See Notes to Fee Table and Expense Examples, No. 5.
The first section describes the fees and expenses that You will pay at the time that You buy the policy, surrender the policy, transfer Cash Value between investment options, or request special services. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered (partial and full), transferred or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(1)
Base Policy	8%
Transfer Fee(2)	$0-$10
Special Service Fee(3)	$0-$25
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including underlying fund portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Annual Service Charge(4)	$0-$35 per policy
Separate Account Annual Expenses (as a percentage, annually, of average separate account value)(5):
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%
Optional Separate Account Expenses: (You may only elect one of the guaranteed minimum death benefits listed below)
Double Enhanced Death Benefit - No Longer Available	0.65%
Annual Step-Up Death Benefit	0.20%
Liquidity Rider	0.50%
Fund Facilitation Fee	0.30%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.30%
Optional Death Benefit Riders – No Longer Available
Additional Death DistributionSM (annual charge based on policy value)	0.25%
Additional Death Distribution+SM (annual charge based on policy value)	0.55%

Maximum
Optional Guaranteed Lifetime Withdrawal Benefit Riders No Longer Available (6)
Retirement Income Max® rider (annual charge - a % of withdrawal base):* (for riders issued on or after May 1, 2017)
Base Benefit	2.50%
Retirement Income Choice® 1.6 rider (annual charge - a % of withdrawal base): (for riders issued on or after May 1, 2017)
Base Benefit Designated Allocation Group A*	2.50%
Base Benefit Designated Allocation Group B*	2.50%
Base Benefit Designated Allocation Group C*	2.50%
8

Maximum
Additional Benefits available with the Retirement Income Choice® 1.6 rider: (for riders issued on or after May 1, 2017)
Death Benefit (Single Life Option)*	0.55%
Death Benefit (Joint Life Option)*	0.50%
Income EnhancementSM Benefit (Single Life Option)*	0.45%
Income EnhancementSM Benefit (Joint Life Option)*	0.65%
*The Current rider fee will be less than or equal to the stated Maximum. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchase the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Number 33-33085).
	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders – No Longer Available
Living Benefits Rider (annual charge - a % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Max® rider (annual charge - a % of withdrawal base): (for riders issued December 12, 2011 to April 30, 2017)
Base Benefit	2.00%	1.25%
Retirement Income Choice® 1.6 rider (annual charge - a % of withdrawal base): (for riders issued May 1, 2014 to April 30, 2017)
Base Benefit Designated Allocation Group A	2.20%	1.45%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.6 rider: (for riders issued May 1, 2014 to April 30, 2017)
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders – No Longer Available
Living Benefits Rider (annual charge - a % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Max® rider (annual charge - a % of withdrawal base): (for riders issued prior to December 12, 2011)
Base Benefit	1.75%	1.00%
Retirement Income Choice® 1.6 rider (annual charge - a % of withdrawal base): (for riders issued prior to May 1, 2014)
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.6 rider: (for riders issued prior to May 1, 2014)
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%

9

Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available:
5 for LifeSM rider (annual charge - a % of Total Withdrawal Base)	1.35%
5 for LifeSM with Growth (with additional death benefit)	1.60%
5 for LifeSM with Growth (without additional death benefit)	1.35%

	Single	Joint
Income SelectSM for Life - Single and Joint Life Option (annual charge - a % of Total Withdrawal Base):
Base Benefit	1.15%	1.35%
Additional Benefits available with Income SelectSM for Life rider:
Growth Benefit	0.25%	0.50%
Death Benefit	0.25%	0.20%
Income EnhancementSM Benefit	0.10%	0.20%
Total Income SelectSM for Life Rider Fees with Highest Combination of Benefits	1.75%	2.25%

	Maximum	Current
Retirement Income Choice® - Single Life Option: (annual charge - a % of Withdrawal Base)
Base Benefit	2.10%	1.35%
Additional Benefits available with the Retirement Income Choice® rider:
Death Benefit	0.25%	0.25%
Income EnhancementSM Benefit	0.15%	0.15%
Total Retirement Income Choice® Rider Fees (Single Life) with Highest Combination of Benefits	2.50%	1.75%
Retirement Income Choice® - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65% (1)
Additional Benefits available with the Retirement Income Choice® rider:
Death Benefit	0.20%	0.20%
Income EnhancementSM Benefit	0.30%	0.30%
Total Retirement Income Choice® Rider Fees (Joint Life) with Highest Combination of Benefits	2.90%	2.15%
Retirement Income Choice® with Double Withdrawal Base Benefit rider - Single Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65% (1)
Additional Benefits available with the Retirement Income Choice® with Double Withdrawal Base Benefit rider:
Death Benefit	0.25%	0.25%
Income EnhancementSM Benefit	0.15%	0.15%
Total Retirement Income Choice® with Double Withdrawal Base Benefit Rider Fees (Single Life) with Highest Combination of Benefits	2.80%	2.05%
Retirement Income Choice® with Double Withdrawal Base Benefit rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65% (1)
Additional Benefits available with the Retirement Income Choice® with Double Withdrawal Base Benefit rider:
Death Benefit	0.20%	0.20%
Income EnhancementSM Benefit	0.30%	0.30%
Total Retirement Income Choice® with Double Withdrawal Base Benefit Rider Fees (Joint Life) with Highest Combination of Benefits	2.90%	2.15%
Retirement Income Choice® 1.4 rider (annual charge - a % of withdrawal base):
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.4 rider:
Death Benefit (Single Life Option)	0.40%	0.40%
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	Maximum	Current
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%
Total Retirement Income Choice® 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits	3.15%	2.40%
Retirement Income Choice® 1.2 rider (annual charge - a % of withdrawal base):
Base Benefit Open Allocation Option	2.30%	1.55%
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.2 rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%
Total Retirement Income Choice® 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.15%	2.40%
Income LinkSM rider (annual charge a - % of withdrawal base):
Base Benefit	2.00%	1.25%

Optional Guaranteed Minimum Income Benefit Riders - No Longer Available:
Family Income Protector	0.30%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%
(1) The current fee is 1.55% for policyowners who purchase the base benefit only with no additional benefits elected.
The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2020 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.
Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses)(7):
Lowest Gross	0.41%
Highest Gross	1.34%
Expense Examples(8):
The following Examples are intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Examples assume that you invest $10,000 in the policy for the time periods indicated. The Examples also assume that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2020, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the Liquidity Rider, highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+SM rider and Retirement Income Choice® 1.6 rider - Joint Life with additional Death Benefit and Income EnhancementSM options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):
1 Year	$1,451
3 Years	$2,850
5 Years	$4,197
10 Years	$7,733
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If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):
1 Year	$ 731
3 Years	$2,220
5 Years	$3,747
10 Years	$7,733
If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):
1 Year	$1,499
3 Years	$2,986
5 Years	$3,913
10 Years	$7,861
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):
1 Year	$ 779
3 Years	$2,356
5 Years	$3,913
10 Years	$7,861
Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.
For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distribution of the Policies.
Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
1) Maximum Surrender Charge:
The surrender charge, if any is imposed, applies to each premium payment, regardless of how policy value is allocated among the investment options. The surrender charge decreases based on the number of years since the premium payment was made.
If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See EXPENSES.
2) Transfer Fee:
The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer. Currently, we do not charge a transfer fee, but reserve the right to do so.
3) Special Services Fees:
We may deduct a charge for special services, including overnight delivery and duplicate policies. We reserve the right to deduct a charge for special services in the future, including non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed and fees may vary based on the type of service but will not exceed the maximum Special Service Fee shown above.
4) Annual Service Charge:
Annual Service Charge: The annual service charge is assessed per policy on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.
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5) Separate Account Annual Expenses:
Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit. During the income phase, the mortality and expense risk fee is at an annual rate of 1.25%
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.
Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the American Funds - Asset Allocation Fund - Class 2 (0.30%), American Funds - The Bond Fund of AmericaSM - Class 2 (0.30%), American Funds - Growth Fund - Class 2 (0.30%), American Funds - Growth-Income Fund - Class 2 (0.30%), American Funds - International Fund - Class 2 (0.30%), AB Balanced Wealth Strategy Portfolio - Class B (0.20%), State Street Total Return V.I.S. Fund - Class 3 (0.20%), Franklin Allocation VIP Fund - Class 4 (0.15%), TA MSCI EAFE Index - Service Class (0.15%) and TA S&P 500 Index - Service Class (0.15%).
We charge a fund facilitation fee in order to make certain subaccounts available as investment choices under the policies. We apply the fee to subaccounts that invest in underlying fund portfolios that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Liquidity Rider: If you elect this rider, the fee is only charged for the first four policy years.
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Liquidity Rider, the Annual Step-Up Death Benefit fee, plus the Fund Facilitation fee, but does not include any annual optional rider fees. The Double Enhanced Death Benefit is not included in the total since it is no longer available. The death benefits are mutually exclusive.
OPTIONAL RIDERS
In some cases, riders to the policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.
Optional Death Benefit Riders: – No Longer Available
Additional Death Distribution Rider and Additional Death Distribution+ Rider: This annual fee is a percentage of the policy value and is only deducted during the accumulation phase.
6) Optional Guaranteed Lifetime Withdrawal Benefit Riders – No Longer Available
Living Benefits Rider: The annual fee is a percentage of the “principal back” Total Withdrawal Base. The “principal back” Total Withdrawal Base on the rider date is the policy value. After the rider date, the “principal back” Total Withdrawal Base is equal to: the “principal back” Total Withdrawal Base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.
Retirement Income Max® Rider and Retirement Income Choice® 1.6 Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount and the rider fee. The withdrawal base on the rider date is the policy value. For riders issued prior to the date of this prospectus, the withdrawal percentage, growth percentage and fee information can be found in the Statement of Additional Information “Appendix - Prior Withdrawal/Growth Percentages and Rider Fees”.
5 for LifeSM Rider, 5 for LifeSM with Growth rider and Income SelectSM for Life rider - base benefit: The annual fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent Withdrawal Base adjustments. The Withdrawal Base may be referred to as “Total Withdrawal Base” in your policy statement and other documents.
Income SelectSM for Life Rider - Additional Benefits (Single Life and Joint Life Options): If you elected the Income SelectSM for Life rider with one or more of the following options - Growth Option, Additional Death Payment Option, Joint Life Option, Income EnhancementSM Option. The charge for each of these options is a percentage of the withdrawal base and is in addition to the Income SelectSM for Life rider base benefit fee.
Retirement Income Choice® rider, Retirement Income Choice® with Double Withdrawal Base Benefit rider, Retirement Income Choice® 1.4 rider and Retirement Income Choice® 1.2 rider - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.
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Retirement Income Choice® Rider, Retirement Income Choice® with Double Withdrawal Benefit Rider, Retirement Income Choice® 1.4 Rider and Retirement Income Choice® 1.2 Rider - Additional Benefits (Single Life and Joint Life Options): If you elected the Retirement Income Choice® rider, Retirement Income Choice® with Double Withdrawal Benefit rider, Retirement Income Choice® 1.4 rider or Retirement Income Choice® 1.2 rider with one or more of the following options - Death Benefit or Income EnhancementSM Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.
Maximum Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Maximum Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).
Current Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).
Maximum Total Income LinkSM Rider Fees: After the first rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. The Withdrawal Base on the rider date is the policy value. This fee total reflects the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Optional Guaranteed Minimum Income Benefit Riders - No Longer Available:
Family Income Protector: The annual rider fee is 0.30% of the minimum annuitization value and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted.
Managed Annuity Program: The Managed Annuity Program fee is 0.45% of the minimum income base value and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted at an annual rate of 1.25%.
Managed Annuity Program II: A rider fee, 0.45% of the minimum income base on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. This fee is deducted even if the adjusted policy value exceeds the minimum income base.
7) Total Portfolio Annual Operating Expenses:
Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisers or managers. We have not verified the accuracy of information provided by unaffiliated fund portfolios. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
8) Expense Examples:
Expense Examples: The Examples don't reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Examples may be assessed during the income phase of the policy.
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THE ANNUITY POLICY
This prospectus describes the Transamerica LandmarkSM Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. See “Appendix - Policy Variations” for information about older policies.
An annuity is a contract between you (the owner) and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.
The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.
The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of $50 or more until the annuity commencement date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account during the income phase also depends upon the investment performance of your subaccounts. However, if you annuitize under the Initial Payment Guarantee feature, then you will receive stabilized annuity payments that will never be less than a percentage of your initial variable annuity payment. There is an extra charge for this feature.
The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.
Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your contract is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this contract, you represent and warrant that you are not using the contract, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
The Company will not issue a policy unless:
•	the Company receives in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	the Company receives in good order (at our Administrative Office) a minimum initial premium payment;
•	the annuitant, owner, and any joint owner are age 85 or younger (the limit may be lower for qualified policies);
•	the owner and annuitant have an immediate familial relationship.
Please note, certain riders described herein may require a younger age. Please carefully read the applicable rider sections regarding any age limitations.
We reserve the right to reject any application or premium payment.
Premium Payments
You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.
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We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.
Initial Premium Requirements
The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium payment must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information in good order. If we are unable to credit your initial premium payment, we will contact you or your financial intermediary, if applicable, within five business days and explain why. We will also return your initial premium payment at that time unless you instruct us to hold it and credit it within two business days after your information is both complete and in good order.
The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.
There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.
Additional Premium Payments
You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50 . We will credit additional premium payments to your policy as of the business day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received in good order before the close of a regular business session of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment. Additional premium payments received in good order on non-business days or after our close of business on business days will receive next-day pricing. See OTHER INFORMATION – Sending Forms and Transaction Requests in Good Order.
Maximum Total Premium Payments
For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. We may approve premium payments over $1,000,000 but restrict access to certain optional benefits. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. If you do not obtain prior approval for premium payments in excess of the dollar amounts listed above, the business will be deemed not in good order.
Allocation of Premium Payments
When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation. You could lose the amount you allocate to the subaccounts.
If you allocate premium payments to the Dollar Cost Averaging program, (if it is available), you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.
You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to us, subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions, or any other means acceptable to us. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
We reserve the right to restrict or refuse any premium payment.
Policy Value
You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. Regular trading on the New York Stock Exchange usually closes at 4:00 p.m., Eastern time. Holidays are generally not business days.
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INVESTMENT OPTIONS
The Transamerica LandmarkSM Variable Annuity offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this Policy are listed in the “Appendix - Underlying Fund Portfolios Associated with the Subaccounts”.
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.
Note: If You received a summary prospectus for any of the underlying fund portfolios listed in “Appendix - Underlying Fund Portfolios Associated with the Subaccounts,” please follow the instructions on the first page of the summary prospectus to obtain a copy of the full underlying fund prospectus or its statement of additional information.
Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, volatility, hedgeability, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity product in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
If you elect a guaranteed lifetime withdrawal benefit rider, as discussed later in this prospectus, we require you to allocate your policy value to designated investment options. This requirement is intended to reduce the Company’s costs and risks associated with offering the rider, and we select which underlying fund portfolios to make available under the riders with these factors in mind. Certain designated investment options invest in fund portfolios with volatility control strategies, which could limit full participation in market gains and the growth of the riders. See the Investment Restrictions section below for information regarding the potential impact of volatility control strategies on the value of the guaranteed lifetime withdrawal benefit riders.
Designated investment options, including those that invest in fund portfolios with volatility control strategies, are also available to contract owners who do not elect a guaranteed lifetime withdrawal benefit rider. Although volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns, such strategies could limit your full participation in market gains and ability to maximize potential growth of your policy value.
You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the underlying fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.
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We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios (or portfolio classes), close existing portfolios (or portfolio classes), or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.
We reserve the right to limit the number of subaccounts you are invested in at any one time.
If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
Not all subaccounts may be available for all policies, in all states, or through all financial intermediary firms.
Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes in the separate account and its investment options. We reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio. To the extent required by applicable law, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and prior regulatory approval. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.
New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in an underlying fund portfolio or other investment vehicle. We may also close one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is closed, we will notify you and request a reallocation of the amounts invested in the closed subaccount. If we do not receive additional instructions, any subsequent premium payments or transfers (including dollar cost averaging transactions or asset rebalance programs transactions) into a closed or liquidated subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your annuity, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment option. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions. Under certain situations involving annuitizations (e.g., policy reached maximum annuity commencement date) if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be used to purchase annuity units pro-rata in the other investment options you have purchased accumulation units in and which are open to new investment. Moreover, in certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other current investment options you have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
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In addition, a subaccount could become no longer available due to the liquidation of its corresponding underlying fund portfolio. To the extent permitted by applicable law, upon advance notice to you and unless you otherwise instruct us, we will:
1)	Re-allocate any policy value in the liquidated fund to the money market subaccount or a subaccount investing in another underlying fund portfolio designated by us; and
2)	Allocate any subsequent Purchase Payments and/or transfers (including Dollar Cost Averaging transactions or asset rebalance programs transactions) to the other subaccounts you have selected.
Static Allocation Models
A Static Allocation Model is an allocation strategy comprised of two or more underlying fund portfolios that together provide a unique allocation mix not available as a single underlying fund portfolio. Policy owners that elect a Static Allocation Model directly own subaccount units of the underlying fund portfolios that comprise a particular model. In other words, a Static Allocation Model is not a group of underlying fund portfolios with one accumulation/annuity unit value, but rather, direct investment in a certain allocation of subaccounts. There is no additional charge associated with investing in a Static Allocation Model.
Each of the Static Allocation Models is just that: static. The allocations or “split” between one or more subaccounts is not monitored and adjusted to reflect changing market conditions. However, a policy owner's investment in a Static Allocation Model will be rebalanced annually to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election.
Only one Static Allocation Model may be elected at any one time. Additionally, the entire policy value must be allocated to the elected model.
You may request to transfer from one model to another, or transfer from a model to any other investment option. Each transfer into or out of a Static Allocation Model is considered one transfer.
The Fixed Account
Premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account are, however, subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.
Surrenders, withdrawals, transfers, and amount applied to an annuity payment option from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum. Please see “Appendix – Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation.
We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable non-forfeiture law at the time the policy is issued.
If you select the fixed account, your money will be placed with our other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the fixed account.
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Transfers
During the accumulation phase, you may make transfers to or from any investment option within certain limitations.
Transfers out of a guaranteed period option of the fixed account are limited to the following:
•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.
•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, including transfers in connection with the Portfolio Allocation Method discussed later in this prospectus, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.) Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation.
In general, each transfer from a subaccount must be at least $500, or the entire subaccount value if less than $500. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Transfer requests received in good order on non-business days or after our close of business on business days will get next-day pricing. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.
During the income phase, you may transfer values out of any subaccount; however, You cannot transfer values out of the Fixed Account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.
Transfers made by telephone, or other electronic means acceptable to us, are subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions.
Market Timing and Disruptive Trading
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.
Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.
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Deterrence. If we determine you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.
In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
For policies with Portfolio Allocation Method or Open Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method or Open Allocation Method may have to change their selected underlying fund portfolios. We will contact you in the event this occurs.
Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.
In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful
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trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.
Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.
We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.
Investment Restrictions
If you are eligible to elect certain optional riders, you will be subject to investment restrictions requiring you to invest in certain underlying portfolios, known as designated investment options. In the future, we may change the investment restrictions.
One or more of the underlying fund portfolios that may be designated investment options under each optional rider in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. Our requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with the applicable riders. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does
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not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial professional whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
EXPENSES
Note: The following section on expenses and the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES only apply to policies issued on or after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.
There are charges and expenses associated with your policy that reduce the return on your investment in the policy.
Surrender Charges
During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.
You can take a withdrawal of up to the greater of (i) 10% of your premium payments or (ii) any gains in the policy each year free of surrender charges. This amount is referred to as the free amount and is determined at the time of surrender. (The free amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.
The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment:
Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
4 – 5	5%
5 – 6	4%
6 – 7	3%
more than 7	0%
For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your surrender charge free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)].
Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].
You can generally choose to receive the full amount of a requested withdrawal by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.
For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.
Surrender charges and excess interest adjustments are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.
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Keep in mind that withdrawals may be taxable and, if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.
An optional rider is available which reduces the number of years a surrender charge applies to each premium payment. There is an extra charge for this rider. See “Liquidity Rider”.
Liquidity Rider
The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge schedule is the same during the first four years for each premium payment. There is an extra charge for this rider.
Life with Emergency CashSM Surrender Charge
If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date (no matter which policy or variation thereof you previously purchased). The following schedule shows the current surrender charge:
Number of Years Since Annuity Commencement Date	Surrender Charge (as a % of premium surrendered)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%
We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency CashSM annuity payment option.
Note carefully the following three things about this surrender charge:
•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;
•	this surrender charge is a percentage of the premium; and
•	under this payment option, there is no surrender charge free amount.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, amounts applied when a death benefit is calculated, and amounts applied to an annuity option from the Fixed Account may be subject to an Excess Interest Adjustment. This adjustment could retroactively reduce the interest credited in the Fixed Account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an Annuity Payment Option. However, please note that a death benefit will not be reduced if the Excess Interest Adjustment results in a decrease in the Cash Value available to You. Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical Excess Interest Adjustment calculation. The Excess Interest Adjustment plays a role in calculating the total interest credited to the Fixed Account.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.
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Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.
Premium Taxes
A deduction is also made for premium taxes, if any, imposed on us by a state, municipality or other government agency. The tax, currently ranging from 0% to 3.50%, is assessed at the time premium payments are made or when annuity payments begin. We pay the premium tax at the time it is imposed. We will, at our discretion, deduct the total amount of premium taxes, if any, from the policy value when such taxes are due to the applicable taxing authority, you begin receiving annuity payments, you surrender the policy or a death benefit is paid.
Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
Special Service Fees
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Transfer Fee
You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer. Currently we are not charging for transfers.
Service Charge
During the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.
Initial Payment Guarantee
If you elect the Initial Payment Guarantee feature at the time of annuitization, there is a fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the feature.
Fund Facilitation Fee
We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Optional Benefits
If You elect to purchase optional benefits, we will deduct an additional fee. For some optional benefits the fee is assessed against the daily net asset value of each Subaccount and for others it is deducted from each investment option in proportion to the amount of Policy Value in each investment option. Please refer to the FEE TABLE AND EXPENSE EXAMPLES for the list of fees for each optional benefit and ADDITIONAL FEATURES for more information.
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Underlying Fund Portfolio Fees and Expenses
The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.
Reduced Fees and Charges
We may at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, sub-advisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are described further below. While only certain of the types of payments described below may be made in connection with Your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including Your policy.
We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.45% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue. These fees are paid from the underlying fund portfolios’ assets. Policy Owners, through their indirect investment in the underlying fund portfolios, bear the costs of 12b-1 fees (see the prospectuses for the underlying funds for more information).
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). However, amounts paid from an investment adviser’s or sub-adviser’s (or other service provider’s) revenues are not paid from the underlying portfolios’ assets. The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.
The following chart provides the maximum combined percentages of Support Fees and underlying fund portfolio fees (i.e. sub-transfer agent, Rule 12b-1, and Shareholder Services) that we anticipate will be paid to us on an annual basis. Please Note: Some of the underlying funds listed in the chart below may not currently be available under your policy:
Incoming Payments to the Company and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST (“TST”)	0.25%
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	0.55%
AB VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.395%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.50%
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.	0.45%
JANUS ASPEN SERIES	0.35%
MFS ® VARIABLE INSURANCE TRUST	0.45%
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NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2020 we received approximately $230.4 million in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
Fidelity® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.
Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI conference sponsorship or marketing allowance payments that provides such advisers and sub-advisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or sub-adviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2020, TCI and its affiliates received payments that totaled approximately $1.9 million. The firms that paid to participate in TCI sponsored events included but were not limited to the following: Aegon Asset Management • Alliance Bernstein • Allianz Global Investors •  American Century Investments • Amundi Pioneer Asset Management • Barrow, Hanley, Mewhinney & Strauss, LLC • BlackRock Investment Management, LLC • BNY Mellon • Capital Group • Charles Schwab Investment Management • Columbia Threadneedle Investments • Dimensional Fund Advisers •  Fidelity Investments • Franklin Templeton Investments• Goldman Sachs Asset Management • Hartford Funds • Ivy Investments•  Janus Henderson Investors • John Hancock Investments • Legg Mason Global Asset Management • Milliman Financial Risk Management LLC • MFS Investment Management • Morgan Stanley Investment Management Inc. • Neuberger Berman • New York Life/Mainstay Investments • PGIM Investments • Pacific Investment Management Company • PineBridge Investments LLC • Principal Global Investors • Putnam Investments • QMA • Rockefeller Capital Management • Systematic Financial Management • T. Rowe Price • Thompson Siegel & Walmsley LLC • The Vanguard Group, Inc. • Virtus Investment Partners • Wellington Management Company LLP and Wells Fargo Asset Management.
Please note some of the aforementioned managers and/or sub-advisers may not be associated with underlying fund portfolios currently available in this product.
Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
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ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by taking a withdrawal or surrender; or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
During the accumulation phase, if you take a full surrender, you will receive your cash value.
If you want to take a withdrawal, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.
You may elect to take up to the free amount once each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A withdrawal also may have a negative impact on certain other benefits and guarantees of your policy.
Withdrawals may be subject to a surrender charge. Withdrawals from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.
Surrenders from qualified policies may be restricted or prohibited.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency CashSM payment option.
If your policy was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Delay of Payment and Transfer
Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.
Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica Aegon Government Money Market VP portfolio (or any money market portfolio offered under this policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA Aegon Government Money Market subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.
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Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, and amounts applied to an annuity option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. If at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value upon surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.
Any amount surrendered in excess of the cumulative interest credited for that guaranteed period option is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment;
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%,
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months; and
*	=	multiplication
Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.
There will be no excess interest adjustment on any of the following:
•	surrenders of cumulative interest credited;
•	Nursing Care and Terminal Condition Withdrawal Option surrenders;
•	Unemployment Waiver surrenders;
•	transfers from a Dollar Cost Averaging fixed source;
•	surrenders to satisfy any minimum distribution requirements; and
•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.
Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.
The excess interest adjustment may vary for certain policies and may not be applicable for all policies.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any surrender over $250,000 unless it is a custodial owned annuity;
•	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for a policy owner’s account;
•	Any electronic fund transfer instruction changes on or within 15 days of an address change;
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•	Any surrender when we have been directed to send proceeds to a different personal address from the address of record for that contract owner's account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
•	Any surrender when we do not have an originating or guaranteed signature on file unless it is a custodial owned annuity;
•	Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.
ANNUITY PAYMENTS (THE INCOME PHASE)
Upon the annuity commencement date, which is the date your policy is annuitized and annuity payments begin, your annuity switches from the accumulation phase to the income phase. You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. The earliest annuity commencement date is at least 30 days after you purchase your policy. Unless required by state law, the latest annuity commencement date cannot be after the date specified in your policy unless a later date is agreed to by us.
Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy). If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Your policy may not be “partially” annuitized, i.e., you may not apply a portion of your policy value to an annuity option while keeping the remainder of your policy in force.
After the annuitant's death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several annuity payment options (also known as income options) that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)
In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.
You must also decide if you want your annuity payments to be guaranteed for the annuitant's lifetime, a period certain, or a combination thereof. Generally, payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).
A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.
The annuity payment options currently available are explained below. Some options are fixed only.
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Income for a Specified Period (fixed only). We will make level annuity payments only for a fixed period. No funds will remain at the end of the period. If Your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a financial professional before electing this option.
Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment.
If Your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a financial professional before electing this option.
Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the Annuitant's lifetime. The last annuity payment will be the payment immediately before the Annuitant's death. If You choose this option and the Annuitant dies before the due date of the first annuity payment no payments will be made.
•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the Annuitant's lifetime or ten years.
•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the Annuitant's lifetime or until the total dollar amount of annuity payments we made to You equals the Annuitized amount (i.e., the Adjusted Policy Value less premium tax, if applicable).
•	Life with Emergency CashSM (fixed or variable)-Payments will be made during the annuitant's lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit (unlike all other life annuitization options which are not surrenderable). The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax adviser before requesting a full or partial surrender). The maximum surrender charge is 4% of the premium surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.
The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value (i.e., the amount that would be available for surrender according to the Life with Emergency CashSM benefit schedule) without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the Annuitant and a joint Annuitant of Your selection. Annuity payments will be made as long as either person is living. If You choose this option and both joint Annuitants die before the due date of the first annuity payment no payments will be made.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the Annuitant and joint Annuitant or ten years.
•	Life with Emergency CashSM (fixed or variable)-Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax adviser before requesting a full or partial surrender). The maximum surrender charge is 4% of the premium surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.
The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.
Other Annuity Payment Options may be arranged by agreement with the Company. Some Annuity Payment Options may not be available for all policies, all ages or we may limit certain Annuity Payment Options to ensure they comply with the applicable tax law provisions.
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NOTE CAREFULLY
IF:
•	You choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the Annuitant dies (or both joint Annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	You choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
However, IF:
•	you choose Life with Emergency CashSM; and
•	the annuitant dies (if both joint annuitants die) before age 101;
THEN:
•	a Life with Emergency CashSM death benefit will be paid.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
You must Annuitize Your policy no later than the maximum Annuity Commencement Date specified in Your policy (earlier for certain distribution channels) or a later date if agreed to by us. If You do not elect an Annuity Payment Option, the default option will be variable payments under Life with 10 Years Certain. If any portion of the default Annuitization is a variable payout option, then annuity units will be purchased proportionally based off Your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon Annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.
Please Note: If You Annuitize before the maximum Annuity Commencement Date, the payments You receive under the Annuity Payment Options may be less than the guaranteed minimum payments You are entitled to under a GLWB rider (if elected). Please consult Your financial professional about the advisability of Annuitization before the maximum commencement date and the Annuity Payment options available to You.
DEATH BENEFIT
We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive the death benefit as a lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the annuity commencement date. Please note that there is a mandatory annuity commencement date.
We will determine the amount of and process the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
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The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market fund after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant's death.
When We Pay A Death Benefit
We will pay a death benefit IF:
•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.
We will pay a death benefit to you (owner) IF:
•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.
If the designated beneficiary receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation. All surrender charges will be waived.
When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	you are not the annuitant; and
•	you die prior to the annuity commencement date.
Please note the new owner (unless it is the deceased owner's spouse) must generally surrender the policy within five years of your death.
Distribution requirements apply to the policy value upon the death of any owner. Generally, upon the owner's death (who is not the annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the annuity commencement date depends on the annuity income option.
IF:
•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the guaranteed amount in the policy has not been paid;
THEN:
•	the remaining portion of the guaranteed amount in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.
IF:
•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made.
NOTE: If you elect the Life with Emergency CashSM and the annuitant dies before age 101, then a Life with Emergency CashSM death benefit equaling the amount available for surrender will be paid.
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IF:
•	annuity payments are being made under the Life with Emergency CashSM; and
•	the annuitant dies before age 101 (or earlier, if a qualified policy);
THEN:
•	a Life with Emergency CashSM death benefit will be paid.
Succession of Ownership
If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:
•	any surviving owner;
•	primary beneficiary;
•	contingent beneficiary; or
•	owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse, upon the owner's or the annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant's death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant's social security number at the time of claim, she or he shall be treated as the owner/annuitant's spouse. In those circumstances, the owner/annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant's spouse is the sole primary beneficiary of the annuitant's interest in such account, the annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
Amount of Death Benefit
Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:
•	the policy value on the date we receive the required information in good order at our Administrative Office;
•	the cash value on the date we receive in good order the required information at our Administrative Office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge);
•	minimum required cash value on the date we receive the required information in good order at our Administrative Office; and
•	the guaranteed minimum death benefit (discussed below), plus premium payments, less gross withdrawals, from the date of death to the date the death benefit is paid. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon annuitization.
Guaranteed Minimum Death Benefit
The following generally applies, depending on the state of issue, to policies issued on or after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.
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The guaranteed minimum death benefit terminates upon annuitization and there is a mandatory annuity commencement date. On the policy application, you may generally choose a guaranteed minimum death benefit listed below (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.
Annual Step-Up Death Benefit
Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:
•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any policy anniversary with the largest policy value; minus
•	any adjusted partial withdrawals (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value.
The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; less
•	any adjusted partial withdrawals (please see “Appendix - Death Benefit”) as of the date of death.
This benefit is not available if you or the annuitant is 86 or older on the policy date. The Return of Premium Death Benefit will be in effect if you do not choose another death benefit option when you purchase your policy.
Please note: You will not receive a guaranteed minimum death benefit if you do not choose one when you purchase your policy.
Double Enhanced Death Benefit - No Longer Available
The death benefit under this option is the greater of 1 or 2 below:
1.	The 6% Annually Compounding through age 80 Death Benefit, which is equal to:
•	the total premium payments; less
•	any adjusted partial withdrawals;
•	accumulated at an effective annual rate of 6% from each premium payment date and each surrender date to the earlier of the annuitant's date of death or the annuitant's 81st birthday.
2.	The Monthly Step-Up through age 80 Death Benefit, which is equal to:
•	the largest policy value on the policy date or on any monthly anniversary before the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any monthly anniversary with the largest policy value; minus
•	any adjusted partial withdrawals since the date of the monthly anniversary with the largest policy value.
This benefit is not available if the owner or annuitant is age 76 or older on the policy date and requires you to invest only in certain “designated investment options”. There is an extra charge for this death benefit of 0.65% annually.
Designated Investment Options. If you elected the Double Enhanced Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Double Enhanced Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available investment options. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
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The Double Enhanced Death Benefit was not available if a guaranteed lifetime withdrawal benefit was chosen.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. Once You elect a death benefit and your policy is issued, Your death benefit cannot be changed and You will not be impacted by a decision to discontinue offering any particular guaranteed minimum death benefit to new sales.
Adjusted Partial Withdrawal
When you request a partial withdrawal, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the dollar amount of your withdrawal request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of withdrawal. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial withdrawal amount is: adjusted partial withdrawal = (amount of the withdrawal * the current death proceeds prior to the withdrawal) / policy value prior to the withdrawal.
We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial withdrawal” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial withdrawal.
TAX INFORMATION
NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult Your own financial professional about Your own circumstances.
Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the Owner must generally include in income any increase in the Policy Value over the investment in the policy during each taxable year.
There are different rules as to how You will be taxed depending on how You take the money out and the type of policy-qualified or nonqualified.
If You purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, Your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions You can make to a qualified policy. Other restrictions may apply including terms of the plan in which You participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If You purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.
You will generally not be taxed on increases in the value of Your policy, whether qualified or nonqualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, You may be subject to current taxation if You assign or pledge or enter into an agreement to assign or pledge any portion of the policy. You may also be subject to current taxation if You make a gift of a nonqualified policy without valuable consideration. All amounts received from the policy that are includible in income are taxed at ordinary income rates; no amounts received from the policy are taxable at the lower rates applicable to capital gains.
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The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or policy.
We may occasionally enter into settlements with Owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The Separate Account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Separate Account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the Separate Account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the Separate Account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
Tax Status of a Nonqualified Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the Subaccounts. Each Separate Account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The Owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a Subaccount to be deemed to be “adequately diversified.”
Owner Control. In some circumstances, Owners of variable policies who retain excessive control over the investment of the underlying Separate Account assets may be treated as the Owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the Owner of a variable policy is to be treated as the Owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the Owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the Owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, Owners bear the risk that they will be treated as the Owner of Separate Account assets and taxed accordingly.
We believe that the Owner of a policy should not be treated as the Owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the policies from being treated as the Owners of the underlying Separate Account assets. Concerned Owners should consult their own financial professionals regarding the tax matter discussed above.
Distribution Requirements . The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any Owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any Owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such Owner's death. If any Owner dies before the annuity starting date, the entire interest in the policy must generally be distributed (1) within 5 years after such Owner's date of death or (2) to (or for the benefit of) a designated beneficiary, over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary) and such distribution begin not later than 1 year after the date of the Owner’s death (also known as a “stretch” payout). The designated beneficiary must be an individual. The only method we use for making distribution payments from a nonqualified “stretch” payment option is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulations § 1.401(a)(9)-9, A-1. However, if upon such Owner's death the Owner's surviving spouse is the designated beneficiary of the policy, then the policy may be continued with the surviving spouse as the new Owner. If any Owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary Annuitant shall be treated as an Owner and any death or change of such primary Annuitant shall be treated as the death of an Owner.
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The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
Taxation of a Nonqualified Policy
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an Owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Policy Value as collateral for a loan generally will be treated as a distribution of such portion. You may also be subject to current taxation if You make a gift of a nonqualified policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an Owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the Policy Value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these rules with a competent financial professional. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a financial professional for more information on how this may impact Your policy.
Different Individual Owner and Annuitant
If the Owner and Annuitant on the policy are different individuals, there may be negative tax consequences to the Owner and/or beneficiaries under the policy if the Annuitant predeceases the Owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult Your legal counsel or financial professional if You are considering designating a different individual as the Annuitant on Your policy to determine the potential tax ramifications of such a designation.
Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of Annuity Commencement Date used in Your policy and the dates will be the same. However, in certain circumstances, Your annuity starting date and Annuity Commencement Date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure Your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a financial professional for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been Annuitized before that age or have other tax consequences. You should consult with a financial professional about the tax consequences in such circumstances.
Taxation of Annuity Payments
Although the tax consequences may vary depending on the Annuity Payment Option You select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments You receive will be includable in Your gross income.
In general, the excludable portion of each annuity payment You receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the policy” is generally equal to the premiums You pay for the policy, reduced by any amounts You have previously received from the policy that are excludible from gross income.
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If You select more than one Annuity Payment Option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise You to consult a competent financial professional as to the potential tax effects of allocating amounts to any particular Annuity Payment Option.
If, after the annuity starting date, annuity payments stop because an Annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on Your tax return.
Taxation of Surrenders and Withdrawals - Nonqualified Policies
When You surrender Your policy, You are generally taxed on the amount that Your surrender proceeds exceeds the “investment in the policy”. The “investment in the policy” is generally equal to the premiums You pay for the policy, reduced by any amounts You have previously received from the policy that are excludible from gross income. Withdrawals are generally treated first as taxable income to the extent of the excess in the Policy Value over the “investment in the policy.” Distributions taken under the systematic payout option are treated for tax purposes as withdrawals, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as withdrawals and surrenders. You may also be subject to current taxation if You make a gift of a nonqualified policy without valuable consideration. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.
If Your policy contains an Excess Interest Adjustment feature (also known as a market value adjustment), then Your Policy Value immediately before a policy withdrawal (or transaction taxed like a withdrawal) may have to be increased by any positive Excess Interest Adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of Excess Interest Adjustments, and You may want to discuss the potential tax consequences of an Excess Interest Adjustment with Your financial professional.
The Code also provides that amounts received from the policy that are includible in gross income (including the taxable portion of some annuity payments) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an Owner (or where the Owner is a non-natural person, an Annuitant) dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because we cannot verify that the Owner is disabled, we will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a financial professional for more information regarding the imposition of penalty tax.
Guaranteed Lifetime Withdrawal Benefits
For policies with a Guaranteed Lifetime Withdrawal Benefit or a Guaranteed Minimum Accumulation Benefit the application of certain tax rules, particularly those rules relating to distributions from Your policy, are not entirely clear. It is possible that the withdrawal base (with respect to the Guaranteed Lifetime Withdrawal Benefits) and the guaranteed future value (with respect to the Guaranteed Minimum Accumulation Benefit) could be taken into account to determine the Policy Value that is used to calculate required distributions and the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a Guaranteed Lifetime Withdrawal Benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long term care insurance. In that event, the Internal Revenue Service may determine the Income Enhancement Option is an incidental benefit with adverse consequences for qualification as an Individual Retirement Annuity, You could be treated as in receipt of some amount of income attributable to the value of the benefit even though You have not received a payment from Your policy, and the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In addition, if the Income Enhancement Benefit causes an increase in payments calculated to meet the Required Minimum Distribution requirements it may violate the rules governing such distributions with adverse tax consequences. In view of this uncertainty, You should consult a financial professional with any questions.
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Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same Owner (policyholder) during the same calendar year are treated as one annuity for purposes of determining the amount includable in the Owner's income when a taxable distribution (other than annuity payments) occurs. If You are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, You may wish to consult with Your financial professional regarding how aggregation will apply to Your policies.
Tax-Free Exchanges of Nonqualified Policies
We may issue the nonqualified policy in exchange for all or part of another annuity contract that You own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, Your investment in the policy immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. Your Policy Value immediately after the exchange may exceed Your investment in the policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the policy (e.g., as a withdrawal, surrender, annuity income payment or death benefit).
If You exchange part of an existing contract for the policy, and within 180 days of the exchange You received a payment other than certain annuity payments (e.g., You take a withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the policy could be includible in Your income and subject to a 10% penalty tax.
You should consult Your financial professional in connection with an exchange of all or part of an annuity contract for the policy, especially if You may take a withdrawal from either contract within 180 days after the exchange.
Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. We are required to report distributions taken from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from Your qualified policy could cause Your other investment income to be subject to the tax. Please consult a financial professional for more information.
Same Sex Relationships
Same sex couples have the right to marry in all states. The parties to each marriage that is valid under the law of any state will each be treated as a spouse as defined in this policy. Individuals in other arrangements, such as civil unions, registered domestic partnerships, or other similar arrangements, that are treated as a valid marriage under the applicable state law, will each be treated as a spouse as defined in this policy for state law purposes. However, individuals in other arrangements that are not recognized as marriage under the relevant state law, will not be treated as married or as spouses as defined in this policy for federal tax purposes. Therefore, exercise of the spousal continuation provisions of this policy or any riders by individuals who do not meet the definition of “spouse” may have adverse tax consequences and/or may not be permissible. Please consult a financial professional for more information on this subject.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of Your death or the death of the Annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via withdrawals, these amounts are taxed in the same manner as surrenders; or (3) if distributed under an Annuity Payment Option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an Annuitant or payee or other beneficiary who is not also the Owner, the exchange of a policy and certain other transactions, or a change of Annuitant other than the Owner, may result in certain income or gift tax consequences to the Owner that are beyond the scope of this discussion. An Owner contemplating any such transaction or designation should contact a competent financial professional with respect to the potential tax effects.
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Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to You. In particular, the IRS may treat fees associated with certain optional benefits as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable withdrawals, the tax rules associated with these benefits are unclear, and we advise that You consult Your financial professional prior to selecting any optional benefit under the policy.
Federal Estate, Gift and Generation-Skipping Transfer Taxes
The estate and gift tax unified credit basic exclusion amount is $10,000,000, subject to inflation adjustments (using the C-CPI-U), for taxable years beginning after December 31, 2017, and before January 1, 2026. The maximum rate is 40%.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent professional to help ensure that Your estate plan adequately addresses Your needs and that of Your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning professional for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from Your policy, or from any applicable payment, and pay it directly to the IRS.
Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other similar rules may. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the Owner must be the Annuitant; (ii) the policy generally is not transferable by the Owner, e.g., the Owner may not designate a new Owner, designate a contingent Owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or withdrawals according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the Annuitant attains age 72 (or age 70½ if the Annuitant attained 70½ before 1/1/2020); (v) an Annuity Payment Option with a period certain that will guarantee annuity payments beyond the life expectancy of the Annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the Annuitant dies prior to the distribution of the Policy Value; (vii) the entire interest of the Owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to
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IRA distributions. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.
The IRS has not reviewed this policy for qualification as a traditional IRA, SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when taken 5 tax years after the first contribution to any Roth IRA of the individual and taken after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when taken from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the Owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
The IRS has not reviewed this policy for qualification as a Roth IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the Policy Value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a Guaranteed Lifetime Withdrawal Benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their financial professional.
Pursuant to tax regulations, we generally are required to confirm, with Your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers You request from a 403(b) policy comply with applicable tax requirements before we process Your request. We will defer such payments You request until all information required under the tax law has been received. By requesting a surrender or transfer, You consent to the sharing of confidential information about You, the policy, and transactions under the policy and any other 403(b) policies or accounts You have under the 403(b) plan among us, Your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject
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to federal income tax withholding as wages, distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding.” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to substantial risk of forfeiture.
Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Taxation of Surrenders and Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount You receive is taxable, generally based on the ratio of Your “investment in the policy” to Your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by You or on Your behalf. If You do not have any non-deductible premium payments, Your investment in the contract will be treated as zero.
In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date You reach age 59½, unless You meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a financial professional for more information regarding the application of these exceptions to Your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to You under the policy.
Qualified Plan Required Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 72 (or 70½ if he/she attained 70½ prior to 1/1/2020) or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent Owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the Owner (or plan participant) reaches age 72 (or 70½ if he/she attained 70½ prior to 1/1/2020). The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating required minimum distributions. Please consult with your financial professional to learn more about an optional living or death benefit prior to purchase.
Each Owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and financial professional regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable.
You should consult Your legal counsel or financial professional if You are considering purchasing an enhanced death benefit or other optional rider, or if You are considering purchasing a policy for use with any qualified retirement plan or arrangement.
Optional Living Benefits
For policies with a Guaranteed Lifetime Withdrawal Benefit or a Guaranteed Minimum Accumulation Benefit the application of certain tax rules, particularly those rules relating to distributions from Your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the Guaranteed Lifetime Withdrawal Benefit. In view of this uncertainty, You should consult a financial professional before purchasing this policy as a qualified policy.
Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or taken. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates
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generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether You elect not to have federal income tax withheld, You are still liable for payment of federal income tax on the taxable portion of the payment. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity Owners that are U.S. persons. Taxable distributions made to Owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the Owner's country of citizenship or residence. Prospective foreign Owners are advised to consult with a qualified financial professional regarding U.S., state, and foreign taxation for any annuity policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
If the payee of a distribution from the policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account Tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial Owner of the policy or the distribution. The rules relating to FATCA are complex, and a financial professional should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.
Possible Tax Law Changes
Although the likelihood and nature of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a financial professional with respect to legal or regulatory developments and their effect on the policy.
We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive.
ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time (during the accumulation phase) to receive regular surrenders (i.e., partial surrenders) from your policy by using the systematic payout option. Under this option, you can receive the greater of (1) or (2), divided by the number of surrenders made per year, where: (1) up to 10% of your premium payments (reduced by prior surrenders in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval. The amount of your payment is established when you select the option. The amount available is recalculated on each policy anniversary thereafter while the Systematic Payout Option is in effect.
This amount may be taken free of surrender charges.
Any systematic withdrawal in excess of the remaining rider withdrawal amount could affect your rider values (if elected). Systematic surrenders can be made monthly, quarterly, semi-annually, or annually. Each surrender must be at least $40. Monthly and quarterly surrenders must generally be made by electronic funds transfer directly to your checking or savings account.
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Any systematic withdrawal in excess of your remaining surrender charge free amount may be subject to a surrender charge. If the request does not exceed the surrender charge free amount, future systematic payments will be recalculated based on the remaining free amounts.
Keep in mind that surrenders under the systematic payout option may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax. There is no charge for this benefit.
Income Benefit Programs
The Family Income Protector and Managed Annuity Programs are no longer available, but if you have previously elected one of these benefits you can still upgrade. If you upgrade your minimum annuitization value or minimum income base, you will generally receive the Managed Annuity Program II. See Rider Grid for Additional Information on each of these riders.
Initial Payment Guarantee
You may only elect to purchase the Initial Payment Guarantee which provides annually stabilized payments that are guaranteed to never be less than a percentage of the initial variable annuity payment at the time you annuitize your policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.
The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.
Under the Initial Payment Guarantee, you receive annuity payments that are stabilized—that is, held level throughout each policy year—and are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize, the guaranteed percentage will not change during the life of the Initial Payment Guarantee. Contact us for the current guaranteed percentage.
The payment amount is adjusted once each year (on the anniversary of your annuity commencement date) to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).
Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values (i.e., your payment is “net” the initial payment guarantee fee, mortality and expense risk fee, and administrative charges).
The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.
Other Terms and Conditions. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).
Termination. The Initial Payment Guarantee is irrevocable.
The Initial Payment Guarantee may vary for certain policies and may not be available for all policies, in all states or at all times.
Liquidity Rider
The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.
The Liquidity Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.
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Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.
Termination. The rider is irrevocable.
Please note:
•	This feature terminates upon annuitization and there is a mandatory annuity commencement date.
•	We may credit interest in the fixed account at a lower rate if you select this rider.
•	The Liquidity Rider is not suitable for an investor purchasing the policy for a long term investment.
Additional Death DistributionSM – No Longer Available
The optional Additional Death DistributionSM rider pays an additional amount (based on rider earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under Your policy, in certain circumstances. The Additional Death DistributionSM is only available for issue ages through age 80. Please Note: This rider may not be issued or added to Inherited IRAs (whether a qualified stretch or a 10-year delay) or a nonqualified annuity under which death benefits are being distributed under a nonqualified stretch withdrawal option. The Additional Death Distribution benefit is based on our claims-paying ability.
The Additional Death DistributionSM may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact Your financial intermediary or our Administrative Office.
Additional Death DistributionSM Benefit Amount. The Additional Death DistributionSM is payable only if You elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death DistributionSM is equal to:
•	the Additional Death DistributionSM factor (see below); multiplied by
•	the rider earnings, if any, on the date the death benefit is calculated.
Rider earnings are policy gains accrued and not previously withdrawn since the rider date. This amount is equal to the current Policy Value minus the Policy Value on the rider date minus premiums paid after the rider date plus amounts withdrawn after the rider date that exceed rider earnings on the date of the withdrawal. No benefit is payable under the Additional Death DistributionSM rider if there are no rider earnings on the date the death benefit is calculated.
If You purchase Your policy as part of a 1035 exchange or add the Additional Death DistributionSM rider after You purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death DistributionSM is added to Your policy.
The Additional Death DistributionSM factor is 40% for issue ages under 71 and 25% for issue ages 71-80, based on the Annuitant’s age.
No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.
For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death DistributionSM will be considered.
Please see “Appendix - Additional Death Distribution Rider” for an example which illustrates the Additional Death DistributionSM payable as well as the effect of a withdrawal on the Additional Death DistributionSM benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new Owner instead of receiving a death benefit and Additional Death DistributionSM, the spouse will generally receive a one-time Policy Value increase equal to the Additional Death DistributionSM. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80 if the Additional Death Distribution benefit is still being offered. Certain Owners may have the option to continue the rider without receiving the one-time Policy Value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the Annuitant.)
Rider Fee. A rider fee, 0.25% of the policy value is deducted annually on each rider anniversary prior to Annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the Additional Death DistributionSM would not pay any benefit (because there are no rider earnings).
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Termination. The rider will remain in effect until:
•	You cancel it by notifying our Administrative Office in writing,
•	the policy is Annuitized or surrendered,
•	the Policy Value becomes zero, or
•	the Additional Death DistributionSM is paid or added to the Policy Value under a spousal continuation.
Once terminated, the Additional Death DistributionSM may be re-elected if still being offered; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.
Please note: This feature terminates upon Annuitization.
Additional Death Distribution+SM – No Longer Available
The optional Additional Death Distribution+SM rider pays an additional amount (based on the benefit base) when a death benefit is payable during the accumulation phase under Your policy, in certain circumstances. The Additional Death Distribution+SM is only available for issue ages through age 75. Please Note: This rider may not be issued or added to Inherited IRAs (whether a qualified stretch or a 10-year delay) or a nonqualified annuity under which death benefits are being distributed under a nonqualified stretch withdrawal option. The Additional Death Distribution+ benefit is based on our claims-paying ability.
The Additional Death Distribution+SM may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact Your financial intermediary or our Administrative Office.
Additional Death Distribution+SM Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:
•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all Additional Death Distribution+ rider fees paid since the rider date.
•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.
The rider benefit base at any time is equal to the Policy Value less any premium payments added after the rider date.
The rider benefit percentage equals 30% for issue ages 0 - 70 and 20% based on the Annuitant’s age.
No benefit is payable under the Additional Death Distribution+SM if the Policy Value on the date the death benefit is paid is less than the premium payments after the rider date.
For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.
Please see “Appendix - Additional Death Distribution+SM Rider” for an example that illustrates the additional death benefit payable as well as the effect of a withdrawal on the Additional Death Distribution+SM benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving the death benefit and Additional Death Distribution+SM, then the spouse will generally receive a one-time Policy Value increase equal to the Additional Death Distribution+SM. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution+ benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time Policy Value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the Annuitant.)
Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to Annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.
Please note: The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.
Termination. The rider will remain in effect until:
•	You cancel it by notifying our Administrative Office in writing in good order,
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•	the policy is Annuitized or surrendered,
•	the Policy Value becomes zero, or
•	the additional death benefit is paid or added to the Policy Value under a spousal continuation.
Please note: This feature terminates upon Annuitization.
Nursing Care and Terminal Condition Withdrawal Option
No surrender charges or excess interest adjustments will apply if You take a withdrawal ($1,000 minimum), under certain circumstances, because You or Your spouse has been:
•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).
You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the Annuitant or Annuitant's spouse if the Owner is not a natural person. There is no restriction on the maximum amount You may withdraw under this benefit. There is no charge for this benefit.
The Nursing Care and Terminal Condition Withdrawal Option may vary for certain policies and may not be available for all policies, in all states or at all times.
Unemployment Waiver
No surrender charges or excess interest adjustments will apply to surrenders after you or your spouse become unemployed due to:
•	involuntary termination of employment
•	involuntary lay off;
In order to qualify, you (or your spouse, whichever is applicable) must have been:
•	employed full time for at least two years prior to becoming unemployed;
•	employed full time on the policy date;
•	unemployed for at least 60 days in a row at the time of surrender;
•	must have a minimum cash value at the time of surrender of $5,000; and
•	you (or your spouse) must be receiving unemployment benefits.
You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.
You may select this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Unemployment Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Telephone and Electronic Transactions
Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require You to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require You to provide information to verify Your identity when You call us and we will record conversations with You. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume You are authorizing us to act upon those instructions. For electronic transactions through the internet, You will need to provide Your username and password. You are responsible for keeping Your password confidential and must notify us of any loss, theft or unauthorized use of Your password.
Telephone and other electronic transactions must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Transactions received in good order on non-Business Days or after our close of business on Business Days will get next-day pricing. See OTHER INFORMATION – Sending Forms and Transaction Requests in Good Order. Please note that the telephone and/or electronic device transactions may not always be available. Any telephone, fax machine or other electronic device, whether it is Yours, Your service provider's, or Your financial representative(s) can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of Your request if the
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volume of transactions is unusually high, we might not have anyone available, or lines available, to take Your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If You are experiencing problems, You should make Your request by writing to our Administrative Office.
We reserve the right to revoke Your telephone and other electronic transaction privileges at any time without revoking all Owners' privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.
Dollar Cost Averaging Program
During the accumulation phase, you may instruct us to automatically make transfers into one or more subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.
Dollar Cost Averaging programs that may be available under your policy:
•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly. You can elect to transfer from the fixed account, money market or other specified subaccount.
•	Special —You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).
A Dollar Cost Averaging program will begin the next business day after we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.
NOTE CAREFULLY:
New Dollar Cost Averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.
IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program;
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount in a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options. We reserve the right to terminate the availability of any Dollar Cost Averaging program at any time.
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Asset Rebalancing
During the accumulation phase You can instruct us to automatically rebalance the amounts in Your Subaccounts to maintain Your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the Portfolio Allocation Method (PAM) investment options or Open Allocation subaccounts as applicable under the Portfolio Allocation Method or Open Allocation Method (OAM). There is no charge for this benefit. We reserve the right to terminate the availability of any asset rebalancing program at any time.
Guaranteed Lifetime Withdrawal Benefits
You may have elected one of the following optional riders under the policy that offers Guaranteed Lifetime Withdrawal Benefits. Effective March 31, 2021 these riders are no longer available for new sales.
•	Living Benefits Rider
•	Retirement Income Max® rider
•	Retirement Income Choice® 1.6 rider
Please Note: There are investment restrictions associated with these benefits that can limit participation in market gains. Withdrawals taken in excess of the prescribed limits (rider withdrawal amount) will reduce the amount of the benefit and may eliminate the benefit altogether, if the amount of the excess withdrawal exceeds the Policy Value at the time of the withdrawal. Withdrawals taken while the contract value is greater than zero are withdrawals of the Owner’s own money (not the Company’s). You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for You.
The following benefits are also no longer available, but if you have previously elected one of these riders you can still upgrade:
•	5 for LifeSM rider
•	5 for LifeSM with Growth rider
•	Income SelectSM for Life rider
•	Retirement Income Choice® rider
•	Retirement Income Choice® with Double Withdrawal Base Benefit rider
•	Retirement Income Choice® 1.4 rider
•	Retirement Income Choice® 1.2 rider
•	Income LinkSM rider
See “Appendix - Rider Grid Variations” for additional information on each of the riders above.
Living Benefits Rider – No Longer Available
If you elected to purchase the optional Living Benefits Rider (also known as Guaranteed Principal SolutionSM rider) it provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 0-80. The maximum issue age may be lower if required by state law. Please Note: This rider may not be issued or added to Inherited IRAs (whether a qualified stretch or a 10-year delay) or a nonqualified annuity under which death benefits are being distributed under a nonqualified stretch withdrawal option. If you elect the Living Benefits Rider you cannot elect the Retirement Income Max® or the Retirement Income Choice® 1.6 riders. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
The Living Benefits Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
You should view the Living Benefits Rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.
Please note:
•	Certain protections under the rider are available only if you hold the rider for ten years.
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•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantees due to the decreasing life expectancy as you age. This risk may be heightened if amounts are transferred based on the Portfolio Allocation Method. See Portfolio Allocation Method below.
•	If you elected the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy (including guaranteed period options in the fixed account) and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
•	Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. (See Portfolio Allocation Method, below.)
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The maximum annual withdrawal amount is either “principal back, which is defined as up to 7% of your total withdrawal base each rider year until your minimum remaining withdrawal amount reaches zero, or “for life”, which is defined as up to 5% of your total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero due to excess withdrawals.
•	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Living Benefits Rider for a qualified policy.
Guaranteed Minimum Accumulation Benefit of Living Benefit Rider
If you elected the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select. The level of protection under the Guaranteed Minimum Accumulation Benefit is not 100% of your premium payments and is only in effect for the first ten rider years.
Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value. After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:
•	the guaranteed future value on the rider date; plus
•	a percentage of subsequent premium payments (as described below); less
•	subsequent adjusted partial withdrawals (as described below).
After the guaranteed future value date, the guaranteed future value equals zero.
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Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%
Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:
•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
•	the gross partial withdrawal amount.
(The gross withdrawal amount is the amount you request, plus any surrender charges or excess interest adjustment that may be applicable.)
In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount by which we reduce your policy value.
See the “Appendix - Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.
Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will calculate an amount equal to the difference between your policy value (the policy value will then be subject to investment risk) and the guaranteed future value, and this amount will be added on the next valuation date following the guaranteed future value date. This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.
Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000–$90,000) to your policy value.
Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.
Guaranteed Minimum Withdrawal Benefit of Living Benefit Rider
If you elected the Living Benefits Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.
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Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:
•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
•	“for life,” for withdrawals of up to 5% of your total withdrawal base.
You may elect to make a withdrawal under either “principal Back” or “for life”. However, it is not a requirement that you specify a withdrawal as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)
Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.
Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.
Please note:
•	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.
•	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
•	We will not refund rider charges that have been paid up to the point of terminating the policy or receiving annuity payments.
Withdrawals under the guaranteed minimum withdrawal benefit also:
•	reduce your policy value;
•	reduce the guaranteed future value;
•	reduce your death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).
Maximum Annual Withdrawal Amount. Under this benefit:
•	Principal Back: You can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.
Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).
OR
•	For Life: You can withdraw up to 5% of what we call your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant's 59th birthday and lasting until the annuitant's death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59½.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).
You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are
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terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.
Please note:
•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant's 59th birthday.
•	Any withdrawal before the rider anniversary following the annuitant's 59th birthday will reduce the benefits under the 5% “for life” guarantee.
•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
•	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% penalty. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59½. You should consult a tax adviser before purchasing this rider with a qualified policy.
Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value. After the rider date, the total withdrawal base is equal to:
•	the total withdrawal base on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.
Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value. After the rider date, the minimum remaining withdrawal amount is equal to:
•	the minimum remaining withdrawal amount on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant's death.
Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge or excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.
Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.
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Rider Fee. A rider fee, 1.25% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment option in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 1.25% of your policy value if that total withdrawal base is higher than your policy value.
Portfolio Allocation Method
If you elected the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and amounts will be transferred back and forth between the PAM TA Aegon U.S. Government Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose to the extent the disclosed formula mandates. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent the disclosed formula mandates to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment options if your policy value is greater than guarantees under the rider.
PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent the disclosed formula mandates to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.
Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.
Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts
The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment options.
Transactions you make also affect the number of PAM transfers including:
•	additional premium payments; and
•	excess withdrawals.
These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.
You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option is at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer we make out of PAM investment options to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option. Please note that if
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your policy value is 100% allocated to the fixed account, we will be unable to transfer any of your policy value out of PAM investment options. If a merger of an underlying investment option occurs, the policy value allocated to the existing subaccount will be merged into the surviving underlying investment option.
Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.
We reserve the right to change investment choices in the future for new purchasers of the Living Benefits Rider, including changing the PAM investment option, as we deem necessary to support the guarantees thereunder. We will not change the PAM investment option for any existing policyholders of a Living Benefits Rider.
The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.
Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.
The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next.
See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.
Upgrades
Prior to the annuitant's 86th birthday and after the third rider anniversary, you can upgrade the rider by providing us the required notice. If you upgrade your rider, the current rider will terminate and a new rider will be issued. The new rider’s total withdrawal base, guaranteed future value and minimum remaining withdrawal amount will equal the policy value on the date of the upgrade. At that time, the maximum annual withdrawal amount will be recalculated using the new total withdrawal base.
If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.
Annuitization
If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.
Termination
The Living Benefits Rider will terminate upon the earliest of the following:
•	the date we receive written notice from you in good order requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
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Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
Retirement Income Max® Rider – No Longer Available
If you elected the Retirement Income Max® rider identified below, which provides certain guaranteed benefits, The Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial adviser whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Max® rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, other designated investment options are available under the Retirement Income Max® rider that do not invest in funds that utilize volatility control strategies.
If you elected to purchase the optional Retirement Income Max® rider, it provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elected the Retirement Income Max® rider you cannot elect the Living Benefits Rider or Retirement Income Choice® 1.6 riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Max® rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (whether a qualified stretch or a 10-year delay) or a nonqualified annuity under which death benefits are being distributed under a nonqualified stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
The Retirement Income Max® rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Max® – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse's if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and the growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.
See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
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•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Max® rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (for riders issued prior to the date of this prospectus, see “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information, for your withdrawal percentage depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) attains age 72 (or age 70½ if the Annuitant attained 70½ before 1/1/2020) years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
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If your policy value reaches zero:
•	by means other than an excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then this rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified investment options. (See Designated Investment Options below.)
Rate Sheet Prospectus Supplement
The withdrawal, growth and fee percentages are disclosed in a Rate Sheet Prospectus Supplement. We periodically issue new Rate Sheet Prospectus supplement that may reflect different withdrawal, growth and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Number 33-33085).
We will file a new Rate Sheet Prospectus Supplement at least 10 business days prior to changing the rider fee percentages, growth percentage, valuation frequency, minimum benefit age or withdrawal percentages.
For riders issued as part of the new policy application process: In order to receive the applicable rider fee percentages, growth percentage, and withdrawal percentages, Your application must be signed while the Rate Sheet Prospectus Supplement is effective, we must receive Your completed application within 7 calendar days from the date that the supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that the supplement is no longer effective. If these conditions are not met, Your application will be considered not in good order and additional paperwork may be required to issue the policy with the applicable rates in effect at that time.
For riders issued to existing policy Owners: In order to receive the applicable rider fee percentages, growth percentage, and withdrawal percentages, Your rider election form must be signed and received in good order while the Rate Sheet Prospectus Supplement is in effect. If Your rider election form is received in good order after the Rate Sheet Prospectus Supplement is no longer in effect, You will receive the rider terms that are in effect on the date Your rider election form is received in good order. Election forms must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Election forms received in good order on non-business days or after our close of business will get next-day pricing.
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
Please note, once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups. Withdrawal percentages will change when an automatic step-up occurs and you had crossed into another age band prior to the automatic step-up, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value . During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
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Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as the rider date, or the next business day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider” which illustrates the hypothetical example of the withdrawal base calculation.
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up, and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is
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the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elected this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income Max® rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Retirement Income Max® – Joint Life Option
If you elected this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements). If you elected the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elected this option.
•	The rider fee may be greater if this option is elected.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elected this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elected this option.
•	This option may not be permitted in the case of certain non-natural owners.
•	The rider's issue ages may vary if you elected this option.
Retirement Income Max® Rider Fees
Retirement Income Max® Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your rider fee will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Number 33-33085).
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For riders issued as part of the new policy application process: In order for the rider fee percentages disclosed in the applicable Rate Sheet Prospectus supplement to apply Your application must be signed on or after the date set forth in the applicable Rate Sheet Prospectus Supplement and must be received in good order within 7 calendar days and funded within 60 calendar days from the date the Rate Sheet Prospectus Supplement is no longer in effect.
For riders issued to existing policy Owners: In order for the rider fee percentages disclosed in the application Rate Sheet Prospectus Supplement to apply Your rider election form must be signed and received while the applicable Rate Sheet Prospectus Supplement is in effect.
You should not elect this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to You.
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.25%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0125*(91/365)
= 1,250*(91/365)
= $311.64
A portion of the rider fee will be assessed upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 30 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0125*(30/365)
= 125*(30/365)
= $10.27
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 311.64 + 10.27
= $321.91
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Retirement Income Max® Rider Issue Requirements
We will not issue the Retirement Income Max® rider unless:
•	the annuitant is not yet age 86 (lower if required by state law);
•	the annuitant is also an owner (except in the case of non-natural owners);
•	there are no more than two owners; and
•	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Max® rider will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.
Retirement Income Choice® 1.6 Rider – No Longer Available
If you elected the Retirement Income Choice® 1.6 rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefit. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial adviser whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Choice® 1.6 rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Choice® 1.6 rider that do not invest in funds that utilize volatility control strategies.
If you elected to purchase the optional Retirement Income Choice® 1.6 rider, it provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elected the Retirement Income Choice® 1.6 rider
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you cannot elect another the Living Benefits Rider or the Retirement Income Max®. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Choice® 1.6 rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (whether a qualified stretch or a 10-year delay) or a nonqualified annuity under which death benefits are being distributed under a nonqualified stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
The Retirement Income Choice® 1.6 rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Choice® 1.6 – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus.
Of course you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix – Hypothetical Adjusted Partial Withdrawals – Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. The investment options are categorized within designated investment groups, each of which has a different price point. You should consult with your registered representative to assist you in determining whether these investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
•	Any withdrawal will reduce your rider death benefit (if applicable).
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Choice® 1.6 rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
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•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (for riders issued prior to the date of this prospectus, see “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) attains age 72 (or age 70½ if the Annuitant attained 70½ before 1/1/2020), the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	by means other than an excess withdrawal, then you cannot make further premium payments and all policy features, benefits, and guarantees other than the base guaranteed lifetime withdrawal benefits and the rider death benefit (if applicable), provided by this rider terminate. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees
•	due to an excess withdrawal, then the rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified funds. (See Designated Investment Options below.)
Rate Sheet Prospectus Supplement
The withdrawal, growth and fee percentages are disclosed in a Rate Sheet Prospectus Supplement. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal, growth and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Number 33-33085).
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We will file a new Rate Sheet Prospectus Supplement at least 10 business days prior to changing the rider fee percentages, growth percentage, or withdrawal percentages.
For riders issued as part of the new policy application process: In order to receive the applicable rider fee percentages, growth percentage, and withdrawal percentages, Your application must be signed while the Rate Sheet Prospectus Supplement is effective, we must receive Your completed application within 7 calendar days from the date that the supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that the supplement is no longer effective. If these conditions are not met, Your application will be considered not in good order and additional paperwork may be required to issue the policy with the applicable rates in effect at that time.
For riders issued to existing policy Owners: In order to receive the applicable rider fee percentages, growth percentage, and withdrawal percentages, Your rider election form must be signed and received in good order while this Rate Sheet Prospectus Supplement is in effect. If Your rider election form is received in good order after the Rate Sheet Prospectus Supplement is no longer in effect, You will receive the rider terms that are in effect on the date Your rider election form is received in good order. Election forms must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Election forms received in good order on non-business days or after our close of business will get next-day pricing.
Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
Please note, once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups. Withdrawal percentages will change when an automatic step-up occurs and you had crossed into another age band prior to the automatic step-up, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value . During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as of the rider date, or the next business day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
Retirement Income Choice® 1.6 – Base Benefit – Growth Percentage
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
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Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Charges as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elected this rider, you must designate 100% of your policy value into one or more of the designated investment options available under the respective designated allocation groups that have been approved for the Retirement Income Choice® 1.6 rider. See “Appendix - Designated Investment Options” for a complete listing of available investment options. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
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Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can only elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date we receive all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.
Please note:
•	Manual resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.
•	Manual resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
•	Owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.
Retirement Income Choice® 1.6 – Additional Options
If you elected the following options with this rider (the options are not mutually exclusive):
•	Death Benefit;
•	Joint Life; and
•	Income EnhancementSM.
There is an additional fee if you elected the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elected the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elected the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income Choice® 1.6 Rider Fees. There may be different issue ages depending upon which options you elected. The rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.
Death Benefit. If you elected this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the death of the annuitant’s spouse if later). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.
Rider Death Benefit. The rider death benefit on the rider date is the policy value. After the rider date, the rider death benefit is equal to:
•	the rider death benefit on the rider date; plus
•	subsequent premium payments; less
•	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).
Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.
Please note:
•	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.
•	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
•	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.
•	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect
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to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. See TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
•	The additional death benefit adjustment differs from the adjusted partial withdrawal amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.
The additional death benefit payment option may be referred to as “rider death benefit” on your policy statement and other documents.
Joint Life Benefit. If you elected this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements) If you elected the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elected this option.
•	The rider fee may be greater if this option is elected.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elected this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elected this option.
•	The rider death benefit is not payable until the death of the surviving spouse, if you elected this option.
•	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).
•	This option may not be permitted in the case of certain non-natural owners.
Income EnhancementSM Option. If you elected this rider, you can also elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.
Please note:
•	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.
•	Confinement must be prescribed by a physician based on the individual's inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.
•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.
•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.
A Qualifying Hospital must meet the following criteria:
•	It is operated pursuant to the laws of the jurisdiction in which it is located;
•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;
•	It provides 24-hour Nursing Service by or under the supervision of Nurses;
•	It is supervised by a staff of one or more licensed Physicians; and
•	It has medical, surgical and diagnostic facilities or access to such facilities.
A Qualifying Nursing Facility must meet the following criteria:
•	It is operated pursuant to the laws and regulations of the state in which it is located as a skilled nursing facility or Alzheimer's disease/Memory Care facility;
•	It provides room and board accommodations;
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•	Will provide 24-hour nursing services, 7 days a week by on-site Nurses on a continuing inpatient basis;
•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one licensed Physician; and
•	It performs and maintains a clinical assessments based on uniform minimum data sets as set forth in Section 1819(b)(3)(A) of the Social Security Act, as amended.
A Qualifying Nursing Facility does not include:
•	Assisted living facilities or residential care facilities;
•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;
•	A home for the aged, a rest home, community living center or a place that provides domestic, residential, retirement or educational care;
•	Personal care homes, personal care boarding homes, or residential care facilities;
•	A rehabilitation hospital or basic care facilities;
•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities, domiciliary care homes, independent living apartments, hotels or motels; or
•	Other facilities similar to those described above.
We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.
Retirement Income Choice® 1.6 Fees
Retirement Income Choice® 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter.
Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your current rider fee will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Number 33-33085).
For riders issued as part of the new policy application process: In order for the rider fee percentages disclosed in the applicable Rate Sheet Prospectus supplement to apply, Your application must be signed on or after the date set forth in the applicable Rate Sheet Prospectus Supplement and must be received in good order within 7 calendar days and funded within 60 calendar days from the date the Rate Sheet Prospectus Supplement is no longer in effect.
For riders issued to existing policy Owners: In order for the rider fee percentages disclosed in the application Rate Sheet Prospectus Supplement to apply, Your rider election form must be signed and received while the applicable Rate Sheet Prospectus Supplement is in effect.
You should not elect this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to You.
On an annual basis, in general terms, the base rider fee is the applicable rider fee percentage multiplied by the withdrawal base.
The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Fund Allocations such that Group A = $50,000, Group B = $30,000, and Group C = $20,000; Withdrawal Base = $100,000; Policy Value = $100,000; Investment Group fee percentages of Group A = 1.45%, Group B = 1.10% and Group C = 0.70%; and 91 total days in the rider quarter.
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Example 1: Calculation at rider issue for the first quarter fee. The rider fee is:
= 100,000 * [(50,000*0.0145) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)
= 100,000 * (725 + 330 + 140) / 100,000 * (91/365)
= 100,000 * 1,195/100,000 * (91/365)
= 1,195 * (91/365)
= $297.93
A portion of the rider fee will also be assessed upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
The fee adjustment at rider termination is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the base rider fee:
•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.
Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000, allocated such that Group A = $5,000, Group B = $3,000, and Group C = $2,000; and 30 remaining days in the rider quarter.
Example 2: Calculation of the first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000 * [(5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (30/365)
= 10,000 * (72.50 + 33 + 14) / 10,000 * (30/365)
= 10,000 * 119.50/10,000 * (30/365)
= 119.50 * (30/365)
= $9.82
Total fee assessed at end of first rider quarter (assuming no further fee adjustments):
= 297.93 + 9.82
= $307.75
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Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first business day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1, as well as a subsequent premium payment as in Example 2; Withdrawal Base = $110,000; Policy Value = $90,000; Fund Transfer from Group A = $5,000, into Group B = $3,000, and into Group C = $2,000; and 15 remaining days in the rider quarter.
Example 3: Calculation of the first quarter rider fee adjustment for a fund transfer. The fee adjustment is:
= 110,000 * [(-5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (15/365)
= 110,000 * (-72.50 + 33 + 14) / 90,000 * (15/365)
= 110,000 * -25.50/90,000 * (15/365)
= -31.17 * (15/365)
= $-1.28
Total fee assessed at end of the first rider quarter (assuming no further rider fee adjustments):
= 307.75 - 1.28
= $306.47
Additional Option Fees. If you elected options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.
We will also deduct a portion of all rider fees, including additional option fees, pro rata upon surrender of the policy or other termination of the rider.
Retirement Income Choice® 1.6 Rider Issue Requirements
We will not issue the Retirement Income Choice® 1.6 rider if:
•	the annuitant is 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, and the annuitant’s spouse is 86 or older (lower if required by state law) and (1) is not a joint owner along with the annuitant or (2) is not the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Choice® 1.6 rider and any additional options will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination or manual reset of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider benefit if elected, on the maximum annuity commencement date, the annuitant's beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.
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OTHER INFORMATION
State Variations
Oregon. The Retirement Income Choice® 1.6 rider will not terminate upon assignment or ownership changes.
Washington. The Retirement Income Choice® 1.6 designated funds excludes fixed account and does not allow funds to be allocated to the Dollar Cost Averaging fixed account. The Living Benefits Rider fee cannot be deducted from the fixed account.
Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. If we do not have an originating signature or guaranteed signature on file or if the Company suspects fraud, we may require a notarized signature. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.). The Company will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law or federal tax regulations require we will refund your original premium payment(s), or surrender value, if greater. We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void.
Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
Termination for Low Value
If a withdrawal or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so. For all other policies, including policies with certain other optional benefits, we intend to exercise this termination provision.
Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the subaccounts affected by the requested transaction; the dated signatures of all owners (exactly as registered on the Policy) if necessary; Social Security Number or
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Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
From time to time, we have (and we may again) offered you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
When we make an offer, we may vary the offer amount, up or down, among the same group of policy owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of policy owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining policy owners in the same group.
If you accept an offer that requires you to terminate a guaranteed benefit and you retain your policy, we will no longer charge you for the benefit, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.
We may also make an offer to you to exchange an existing rider for a different rider.
Mixed and Shared Funding
The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to separate accounts of other insurance companies (“shared funding”). While we currently do not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. We and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts. In such an event, we would bear the attendant expenses, but owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable. Please see Voting Rights section below for how shares held by the Company would be voted.
Exchanges and/or Reinstatements
You can generally exchange a nonqualified annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer qualified policies directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange or transfer another annuity for this one unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange, transfer or otherwise).
You may ask us to reinstate your policy after such an exchange, transfer, withdrawal or surrender and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds distributed to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. In the event any subaccount previously
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invested in is closed and we don’t receive additional instructions, funds will be reallocated to the remaining available investment options according to the investment allocation instructions you previously provided. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. Generally for non-qualified annuity reinstatements, unless you return the original company check, if a portion of the prior withdrawal was taxable, we are required to report the taxable amount form the distribution even though the funds have been reinstated. The cost basis will be adjusted accordingly. The taxable amount will be reported on Form 1099-R which you will receive in January of the year following the distribution. Qualified annuity reinstatements may be subject to tax reporting and rollover requirements. We recommend that you consult a tax professional to explain the possible tax consequences of reinstatements.
Voting Rights
To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and/or other individuals that have voting interests in the portfolios. We will send you and/or other individuals requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
Business Continuity
Our business operations may be adversely affected by volatile natural and man-made disasters, including (but not limited to) hurricanes, earthquakes, terrorism, civil unrest, military action, fires and explosions, pandemic diseases, and other catastrophes (“Catastrophic Events”). Over the past several years, changing weather patterns and climatic conditions have added to the unpredictability and frequency of natural disasters in certain parts of the world. To date, the COVID-19 pandemic has caused significant uncertainty and disruption to government, business operations, and consumer behavior on a global scale. Such uncertainty as to future trends and exposure may lead to financial losses to our businesses. Furthermore, Catastrophic Events may disrupt our operations and result in the loss of, or restricted access to, property and information about Transamerica and its clients. Such events may also impact the availability and capacity of our key personnel. If our business continuity plans do not include effective contingencies for Catastrophic Events, we may experience business disruption, damage to corporate reputation, and damage to financial condition for a prolonged period of time.
Cyber Security
Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of our information technology or communications systems may result in a material adverse effect on our results of operations and corporate reputation.
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Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.
A computer system failure or security breach may disrupt our business, damage our reputation and adversely affect our operational results, financial condition and cash flows.
We rely heavily on computer and information systems and internet and network connectivity to conduct a large portion of our business operations. This includes the need to securely store, process, transmit and dispose of confidential information, including personal information, through a number of complex systems. In many cases this also includes transmission and processing to or through commercial customers, business partners (semi-) governmental agencies and third-party service providers. The introduction of new technologies, computer system failures, cyber-crime attacks or security or data privacy breaches may materially disrupt our business operations, damage our reputation, result in regulatory and litigation exposure, investigation and remediation costs, and materially and adversely affect our results of operations, financial condition and cash flows.
The information security risk that we face includes the risk of malicious outside forces using public networks and other methods, including social engineering and the exploitation of targeted offline processes, to attack our systems and information. It also includes inside threats, both malicious and accidental. For example, human error, unauthorized user activity and lack of sufficiently automated processing can result in improper information exposure or use. We also face risk in this area due to our reliance in many cases on third-party systems, all of which may face cyber and information security risks of their own. Third-party administrators or distribution partners used by us or our affiliates may not adequately secure their own information systems and networks, or may not adequately keep pace with the dynamic changes in this area. Potential bad actors that target us and our applicable third parties may include, but are not limited to, criminal organizations, foreign government bodies, political factions, and others.
In recent years information security risk has increased sharply due to a number of developments in how information systems are used by companies such as us, but also by society in general. Threats have increased as criminals and other bad actors become more organized and employ more sophisticated techniques. At the same time companies increasingly make information systems and data available through the internet, mobile devices or other network connections to customers, employees and business partners, thereby expanding the attack surface that bad actors can exploit.
Large, global financial institutions such as us have been, and will continue to be subject to information security attacks for the foreseeable future. The nature of these attacks will also continue to be unpredictable, and in many cases may arise from circumstances that are beyond our control. Especially if and to the extent we fail to adequately invest in defensive infrastructure, timely response capabilities, technology and processes or to effectively execute against our information security strategy, we may suffer material adverse consequences.
To date the highest impact information security incidents that we have experienced are believed to have been the result of e-mail phishing attacks targeted at our business partners and commercial customers. This in turn led to unauthorized use of valid website credentials to engage in fraudulent transactions and improper data exfiltration. Additionally, we have also faced other types of attacks, including but not limited to other types of phishing attacks and distributed denial of service (DDoS) attacks, as well as certain limited cases of unauthorized internal user activity, including activity between other units of Aegon. Although to our knowledge these events have thus far not been material in nature, our management recognizes the need to establish and maintain adequate information security systems that are capable of addressing the possibility of these types of attacks, as well as for the possibility of more significant and sophisticated information security attacks, in the future. There is no guarantee that the measures that we take will be sufficient to stop all types of attacks or mitigate all types of information security or data privacy risks.
We maintain cyber liability insurance to help decrease the impact of cyber-attacks and information security events, subject to the terms and conditions of the policy, however such insurance may not be sufficient to cover all applicable losses that we may suffer.
A breach of data privacy or security obligations may disrupt our business, damage our reputation and adversely affect financial conditions and results of operations.
Pursuant to applicable laws, various government agencies and independent administrative bodies have established numerous rules protecting the privacy and security of personal information and other confidential information held by us. For example, our businesses are subject to laws and regulations enacted by U.S. federal and state governments, including various regulatory
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organizations relating to the privacy and/or security of the information of customers, employees or others. These laws, among other things, increased compliance obligations, impacted our businesses’ collection, processing and retention of personal data, reporting of data breaches, and provide for penalties for non-compliance. For example, the New York Department of Finance Services (NYDFS), pursuant to its cybersecurity regulation, requires financial institutions regulated by the NYDFS, including certain of our entities, to, among other things, satisfy an extensive set of minimum cyber security requirements, including but not limited to governance, management, reporting, policy, technology and control requirements. Numerous other U.S. laws also impose various information security and privacy related obligations with respect to various Company affiliates operating in the U.S., including but not limited to the Gramm-Leach-Bliley Act and related state laws (GLBA), the California Consumer Privacy Act (CCPA) and the Health Insurance Portability and Accountability Act (HIPAA), among many others. Other legislators and regulators with jurisdiction over our businesses are considering, or have already enacted, enhanced information security risk management and privacy rules and regulations. A number of our entities and affiliates are also subject to contractual restrictions with respect to the information of our clients and business partners. The Company, and numerous of its, employees and business partners have access to, and routinely process, the personal information of consumers and employees. We rely on a large number of processes and controls to protect the confidentiality, integrity and availability of personal information and other confidential information that is accessible to, or in the possession of, us, our systems, employees and business partners. It is possible that an employee, business partner or system could, intentionally or unintentionally, inappropriately disclose or misuse personal or confidential information. Our data or data in our possession could also be the subject of an unauthorized information security attack. If we fail to maintain adequate processes and controls or if we or our business partners fail to comply with relevant laws and regulations, policies and procedures, misappropriation or intentional or unintentional inappropriate disclosure or misuse of personal information or other confidential information could occur. Such control inadequacies or non-compliance could cause disrupted operations and misstated or unreliable financial data, materially damage our reputation or lead to increased regulatory scrutiny or civil or criminal penalties or (class action) litigation, which, in turn, could have a material adverse effect on our business, financial condition and results of operations. In addition, we analyze personal information and customer data to better manage our business, subject to applicable laws and regulations and other restrictions. It is possible that additional regulatory or other restrictions regarding the use of such techniques may be imposed. Additional privacy and information security obligations have been imposed by various governments with jurisdiction over the Company or its affiliates in recent years, and more such obligations are likely to be imposed in the near future across our operations. Such restrictions and obligations could have material impacts on our business, financial conditions and/or results of operations.
In addition, we analyze personal information and customer data to better manage our business subject to applicable laws and regulations and other restrictions. It is possible that additional regulatory or other restrictions regarding the use of such techniques may be imposed. Additional privacy and information security obligations have been imposed by various governments with jurisdiction over Transamerica or its subsidiaries in recent years, and more such obligations are likely to be imposed in the near future across our operations. Such restriction and obligations could have material impacts on our business, financial conditions and/or results of operations.
For a complete description regarding Transamerica’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: www.transamerica.com/individual/privacy-policy and www.transamerica.com/individual/terms-of-use.
Transamerica Life Insurance Company
Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in the District of Columbia, Guam, Puerto Rico, the U.S. Virgin Islands, and all states except New York.
All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the policies.
Financial Condition of the Company
We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits are not assured and depend upon certain factors discussed below.
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Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and policy value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide the collateral necessary to finance our business operations.
How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Insurance as well as the financial statements of the separate account are located in the Statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC's website at www.sec.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our policy owners are available on our website (www.transamerica.com/individual/what-we-do/about-us/financial-strength/), and the websites of these nationally recognized statistical ratings organizations – A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com) and Standard & Poor’s Rating Services (www.standardandpoors.com).
The Separate Account
The Company established a separate account, called Separate Account VA B, under the laws of the State of Iowa on January 19, 1990. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.
The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company's other income, gains or losses.
The assets of the separate account are held in the Company's name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.
The Underlying Funds
At the time you purchase your policy, you may allocate your premium to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your
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investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Underlying Fund Portfolios Associated with the Subaccounts” for additional information.
Other Transamerica Policies
We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, Your financial professional can show You information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.
You should work with Your financial professional to decide whether this policy is appropriate for You based on a thorough analysis of Your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI may market the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
We have discontinued new sales of the policies. You may, however, continue to make premium payments to fund your policy pursuant to its terms, and exercise all other rights and options under your policy - such as reallocating your policy value among investment choices, making surrenders and full surrenders, and making changes of ownership of your policy.
Compensation to Broker-Dealers Who Sold the Policies. The policies have been offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay ongoing commissions through TCI to the selling firms for their past sales of the policies.
The selling firms were paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions varies depending on the selling agreement, but the maximum commission is 7.2% of premium payment (additional amounts may be paid as overrides to wholesalers).
To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, the Company and TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are described further below.
The sales representative who sold you the policy may receive a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may continue to receive in connection with your policy. Also inquire about any ongoing compensation arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may have received different compensation or incentives for selling one product over another. In some cases, these differences may have created an incentive for the selling firm or its sales representatives to have recommended or sold this policy to you.
Special Compensation Paid to Affiliated Firms. We and/or our affiliates may provide paid-in capital to TCI. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
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TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.
Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, may continue to pay certain selling firms additional cash amounts in order to receive enhanced marketing services and increased access to their sales representatives. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
During 2020, in general, payments calculated as a percentage of sales ranged from 7 basis points (0.07%) to 75 basis points (0.75%), payments calculated as a percentage of assets under management ranged from 2.5 basis points (0.025%) to 16 basis points (0.16%), and flat annual fees ranged from $5,000 to $500,000, which included at times payments for a series of meetings and/or events of other broker-dealers and banks.
As of 2020, TCI had revenue sharing agreements with more than 69 brokers and other financial intermediaries including, without limitation:
Advisor Group, Inc.• Ameriprise Financial Services, Inc. • AXA Advisors LLC •  BBVA Securities, Inc. •  Bruderman Brothers• Cadaret, Grant & Co. • Cambridge Investment Research, Inc. •  Centarus Financial, Inc. • Cetera Financial Group, Inc. •  CFD Investments, Inc. • Charles Schwab • Citigroup Global Markets, Inc. •  Citizens Securities Inc. • CUSO Financial • D.A. Davidson & Co., Inc. •  Edward D. Jones & Co., L.P. •  Equitable Network, LLC •  • Equity Services, Inc. • FSC Securities Corporation •  Financial Data Services, Inc. •  Geneos Wealth Management, Inc. • GWFS Equities Inc. •  GW Sherwold Associates, Inc.• Hantz Financial Services, Inc. • HD Investment Services • Huntington Investment Company •  Investacorp, Inc. • Infiniex Investments, Inc. • J.P. Morgan Securities LLC •  James T. Borello & Co, • Janney Montgomery Scott, LLC •  Kestra Investment Services •  KMS Financial Services Inc. • LPL Financial Corp. • Logan Group Securities • M&T Securities, Inc. • Merrill Lynch • MML Investors Services • Morgan Stanley Smith Barney • Mutual of Omaha Investor Services, Inc. • National Financial Services, Inc. • Next Financial • Oppenhaiemer & Co. • Park Avenue Securities•  Parkland Securities, LLC • Pershing LLC • Pursche Kaplan Sterling Financial •  Raymond James and Associates, Inc. • Raymond James Financial Services, Inc. • RBC Wealth Management • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Securian Financial Services, Inc. • Securities America, Inc. • Securities Service Network, Inc. • Sigma Financial Corporation • Stifel Nicolaus & Company Inc. •  SunTrust Investment Services Inc.• TD Ameritrade • Triad Advisors, Inc. • Trinity Wealth. • UBS Financial Services Inc.• United Planners Financial Services of America • US Bancorp Investments, Inc. • VOYA Financial Advisors, Inc. • Waddell Reed • Wells Fargo Advisors, LLC • Wentworth Financial Partners • Woodbury Financial Services
For the calendar year ended December 31, 2020 TCI paid approximately $34.4 million to these brokers and other financial intermediaries in connection with revenue sharing arrangements. TCI expects to have revenue sharing arrangements with a number of brokers and other financial intermediaries in 2021, including some or all of the foregoing brokers and financial intermediaries, among others, on terms similar to those discussed above.
No specific charge is assessed directly to owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.
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TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Transamerica Life Insurance Company
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements
Financial Statements for Merrill Lynch
Appendix - Condensed Financial Information
Appendix - Merrill Lynch Condensed Financial Information
Appendix - Huntington Condensed Financial Information
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APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
The following is a list of current underlying fund portfolios available under the policy, which are subject to change as discussed in this prospectus. Please Note: The Company reserves the right to change investment choices made by purchasers of the Living Benefits Rider and Retirement Income Choice® 1.2 rider (if the Open Allocation option is elected) as we deem necessary to support the guarantees under these riders.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
AB VARIABLE PRODUCTS SERIES FUND, INC.
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: To maximize total return consistent with the Adviser's determination of reasonable risk.
AB Growth and Income Portfolio - Class B	AB Growth and Income Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AMERICAN FUNDS INSURANCE SERIES® TRUST
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - The Bond Fund of AmericaSM - Class 2(4)	American Funds - The Bond Fund of AmericaSM - Class 2(4)	Capital Research and Management CompanySM
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide growth of capital.
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To achieve long-term growth of capital and income.
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To achieve long-term growth of capital.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks income and capital growth consistent with reasonable risk.
Fidelity ® VIP Contrafund® Portfolio - Service Class 2	Fidelity ® VIP Contrafund® Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks long-term capital appreciation.
Fidelity ® VIP Mid Cap Portfolio - Service Class 2	Fidelity ® VIP Mid Cap Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks long-term growth of capital.
Fidelity ® VIP Value Strategies Portfolio - Service Class 2	Fidelity ® VIP Value Strategies Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks capital appreciation.
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
State Street Total Return V.I.S. Fund - Class 3	State Street Total Return V.I.S. Fund - Class 3	SSGA Funds Management, Inc.
Investment Objective: The highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
TRANSAMERICA SERIES TRUST*(2)
TA 60/40 Allocation - Service Class	Transamerica 60/40 Allocation VP - Service Class	Transamerica Asset Management, Inc.
Investment Objective: Seeks long-term capital appreciation and current income.
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Seeks a high level of current income by investing in high-yield debt securities.
TA Aegon Sustainable Equity Income - Service Class	Transamerica Aegon Sustainable Equity Income VP - Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Seeks to provide as high a level of total return as is consistent with prudent investment strategies.
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
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UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TA BlackRock Global Real Estate Securities - Service Class	Transamerica BlackRock Global Real Estate Securities VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA BlackRock Government Money Market - Service Class(3)	Transamerica BlackRock Government Money Market VP - Service Class(3)	BlackRock Investment Management, LLC
Investment Objective: Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
TA BlackRock iShares Edge 40- Service Class	Transamerica BlackRock iShares Edge 40 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks capital appreciation and current income.
TA BlackRock iShares Edge 50 - Service Class	Transamerica BlackRock iShares Edge 50 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation.
TA BlackRock iShares Edge 75 - Service Class	Transamerica BlackRock iShares Edge 75 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation as a secondary objective.
TA BlackRock iShares Edge 100 - Service Class	Transamerica BlackRock iShares Edge 100 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks capital appreciation with current income as secondary objective.
TA International Growth - Service Class	Transamerica International Growth VP - Service Class	TDAM USA Inc.
Investment Objective: Seeks capital growth.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP - Service Class	Janus Capital Management LLC
Investment Objective: Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP - Service Class	Janus Capital Management LLC
Investment Objective: Seeks long-term capital appreciation.
TA JPMorgan Asset Allocation - Conservative - Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks current income and preservation of capital.
TA JPMorgan Asset Allocation - Growth - Service Class	Transamerica JPMorgan Asset Allocation - Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks long-term capital appreciation.
TA JPMorgan Asset Allocation - Moderate - Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks capital appreciation and current income.
TA JPMorgan Asset Allocation - Moderate Growth - Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks capital appreciation with current income as a secondary objective.
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks total return, consisting of current income and capital appreciation.
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks to earn a total return modestly in excess of the total return performance of the S&P 500® (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500®.
TA JPMorgan International Moderate Growth - Service Class	Transamerica JPMorgan International Moderate Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks capital appreciation with current income as a secondary objective.
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks growth from capital appreciation.
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks current income and preservation of capital.
83

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA Madison Diversified Income - Service Class	Transamerica Madison Diversified Income VP - Service Class	Madison Asset Management. LLC
Investment Objective: Seeks high total return through the combination of income and capital appreciation.
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to balance capital appreciation and income.
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks current income and preservation of capital.
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks capital appreciation as a primary objective and income as a secondary objective.
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class	Quantitative Management Associates LLC
Investment Objective: Seeks capital appreciation.
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Seeks to maximize long-term growth.
TA Morgan Stanley Global Allocation - Service Class	Transamerica Morgan Stanley Global Allocation VP - Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Seeks high total investment return. Total investment return is the combination of capital appreciation and investment income.
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA MSCI EAFE Index - Service Class	Transamerica MSCI EAFE Index VP - Service Class	SSGA Funds Management, Inc.
Investment Objective: Seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class	J.P. Morgan Investment Management Inc. and Aegon USA Investment Management, LLC
Investment Objective: Seeks to provide high total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical - Balanced VP - Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical - Conservative VP - Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical - Growth VP - Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks maximum total return consistent with preservation of capital and prudent investment management.
TA PineBridge Inflation Opportunities - Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class	PineBridge Investments LLC
Investment Objective: Seeks maximum real return consistent with preservation of real capital.
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class	QS Investors, LLC
Investment Objective: Seeks current income and preservation of capital.
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and current income.
84

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation with current income as secondary objective.
TA Rothschild & Co Large Cap Value - Service Class	Transamerica Rothschild & Co Large Cap Value VP - Service Class	Transamerica Asset Management, Inc. & Levin Capital Strategies, L.P.
Investment Objective: Seeks long-term capital appreciation.
TA S&P 500 Index - Service Class	Transamerica S&P 500 Index VP - Service Class	SSGA Funds Management, Inc.
Investment Objective: Seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
TA Small Mid Cap Value - Service Class	Transamerica Small/Mid Cap Value VP – Service Class	Systematic Financial Management L.P. & Thompson, Siegel & Walmsley LLC
Investment Objective: Seeks to maximize total return.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks of small growth companies.
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class	Thompson, Siegel & Walmsley LLC
Investment Objective: Seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers.
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class	Wellington Management Company, LLP
Investment Objective: Seeks to maximize long-term growth.
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	Transamerica Series Trust - Service Class - As of May 1, 2003, new policyholders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to policyholders that purchased the policy before May 1, 2003.
(3)	There can be no assurance that any money market portfolio offered under this policy will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the money market subaccount may become extremely low and possibly negative.
(4)	Effective on or about May 1, 2021 American Funds - Bond Fund will be renamed American Funds - The Bond Fund of AmericaSM.
* All underlying fund portfolios in the Transamerica Series Trust are advised by Transamerica Asset Management. The entities listed are the sub-advisers unless otherwise indicated.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.
85

CLOSED INVESTMENT OPTIONS:
The following subaccounts are only available to owners that held an investment in those subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	Fidelity VIP Growth Opportunities Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks to provide capital growth.
JANUS ASPEN SERIES
Janus Henderson Mid Cap Value Portfolio - Service Shares	Janus Henderson Mid Cap Value Portfolio - Service Shares	Janus Capital Management LLC
Investment Objective: Seeks capital appreciation.
The following subaccount is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TRANSAMERICA SERIES TRUST
TA Small/Mid Cap Value - Initial Class	Transamerica Small/Mid Cap Value VP - Initial Class	Systematic Financial Management L.P. & Thompson, Siegel & Walmsley LLC
Investment Objective: Seeks to maximize total return.
The following subaccounts are only available to owners that held an investment in these subaccounts on December 12, 2011. However, if any such owner surrenders all of his or her money from these subaccounts after December 12, 2011, that owner may not reinvest in those subaccounts.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Value Opportunities Fund – Series II Shares	Invesco V.I. Value Opportunities Fund – Series II Shares	Invesco Advisers, Inc.
Investment Objective: Long-term growth of capital.
Invesco V.I. American Franchise Fund – Series II Shares	Invesco V.I. American Franchise Fund – Series II Shares	Invesco Advisers, Inc.
Investment Objective: Seek capital growth.
AB VARIABLE PRODUCTS SERIES FUND, INC.
AB Large Cap Growth Portfolio – Class B	AB Large Cap Growth Portfolio – Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Equity-Income Portfolio – Service Class 2	Fidelity VIP Equity-Income Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks reasonable income and will also consider the potential for capital appreciation. The goal is to achieve a yield which exceeds the composite yield on the securities comprising the S& P 500® Index.
Fidelity VIP Growth Portfolio – Service Class 2	Fidelity VIP Growth Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks to achieve capital appreciation.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Mutual Shares VIP Fund - Class 2	Franklin Mutual Shares VIP Fund - Class 2	Franklin Mutual Advisers, LLC
Investment Objective: Capital appreciation. Secondary goal is income.
JANUS ASPEN SERIES
Janus Henderson Enterprise Portfolio – Service Shares	Janus Henderson Enterprise Portfolio – Service Shares	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.
Janus Henderson Global Research Portfolio – Service Shares	Janus Henderson Global Research Portfolio – Service Shares	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.
86

SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
MFS ® VARIABLE INSURANCE TRUST
MFS ® Total Return Series – Service Class	MFS ® Total Return Series – Service Class	MFS ® Investment Management
Investment Objective: Seek total Return.
Effective open of business on September 17, 2012, the following subaccounts are closed to new investments.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income VIP Fund - Class 2	Franklin Income VIP Fund - Class 2	Franklin Advisers, Inc.
Investment Objective: To maximize income while maintaining prospects for capital appreciation.
Templeton Foreign VIP Fund - Class 2	Templeton Foreign VIP Fund - Class 2	Templeton Investment Counsel LLC
Investment Objective: Long-term capital growth.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Allocation VIP Fund - Class 4	Franklin Allocation VIP Fund - Class 4	Franklin Templeton Services, LLC
Investment Objective: Seeks capital appreciation. Secondary goal is income.
MFS ® VARIABLE INSURANCE TRUST
MFS ® New Discovery Series – Service Class	MFS ® New Discovery Series – Service Class	MFS ® Investment Management
Investment Objective: Seek capital appreciation.
Effective December 12, 2011, the Invesco V.I. Value Opportunities Fund (Series II) was closed to new investments. Effective on or about August 18, 2017, the Invesco V.I. Value Opportunities Fund (Series II) fund was replaced with Transamerica Barrow Hanley Dividend Focused VP (Initial Class)
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TRANSAMERICA SERIES TRUST – Initial Class
TA Aegon Sustainable Equity Income - Initial Class	Transamerica Aegon Sustainable Equity Income VP - Initial Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.
87

APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits.
	Double Enhanced Death Benefit(1)	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider
Subaccounts		Before 12/12/11	12/12/11 to 11/9/14	11/10/14 to 1/31/18	2/1/18 to 4/30/20	Post 5/1/20	Before 2/28/19	3/1/19 to 8/31/2020	9/1/2020 and After Group A, B or C
AB Balanced Wealth Strategy Portfolio - Class B	√						A	A	B
AB Growth and Income Portfolio - Class B								A	A
American Funds - Asset Allocation FundSM - Class 2	√							A	B
American Funds - The Bond Fund of AmericaSM - Class 2	√	√	√	√	√	√	C	A	C
American Funds - Growth FundSM - Class 2								A	A
American Funds - Growth-Income FundSM - Class 2								A	A
American Funds - International FundSM - Class 2								A	A
Fidelity ® VIP Balanced Portfolio - Service Class 2	√							A	B
Fidelity ® VIP Contrafund® Portfolio - Service Class 2								A	A
Fidelity ® VIP Mid Cap Portfolio - Service Class 2								A	A
Fidelity ® VIP Value Strategies Portfolio - Service Class 2								A	A
State Street Total Return V.I.S. Fund - Class 3	√						A	A	B
TA 60/40 Allocation - Service Class							A	A	B
TA Aegon High Yield Bond - Service Class								A	B
TA Aegon Sustainable Equity Income - Service Class								A	A
TA Aegon U.S. Government Securities - Service Class	√	√	√	√	√	√	C	A	C
TA American Funds Managed Risk - Balanced - Service Class(2)	√	√	√		√		B	A	B
TA BlackRock Global Real Estate Securities - Service Class								A	A
TA BlackRock Government Money Market - Service Class	√	√	√	√	√	√	C	A	C
TA BlackRock iShares Edge 40- Service Class	√	√	√		√	√	C	A	B
88

Designated Investment Options — (Continued)
	Double Enhanced Death Benefit(1)	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider
Subaccounts		Before 12/12/11	12/12/11 to 11/9/14	11/10/14 to 1/31/18	2/1/18 to 4/30/20	Post 5/1/20	Before 2/28/19	3/1/19 to 8/31/2020	9/1/2020 and After Group A, B or C
TA BlackRock iShares Edge 50 - Service Class	√						B	A	B
TA BlackRock iShares Edge 75 - Service Class	√						A	A	B
TA BlackRock iShares Edge 100 - Service Class	√							A	A
TA BlackRock Tactical Allocation - Service Class(2)							B	A	B
TA International Growth - Service Class								A	A
TA Janus Balanced - Service Class							A	A	B
TA Janus Mid-Cap Growth - Service Class								A	A
TA JPMorgan Asset Allocation - Conservative - Service Class(2)	√	√	√	√	√	√	C	A	B
TA JPMorgan Asset Allocation - Growth - Service Class								A	A
TA JPMorgan Asset Allocation - Moderate - Service Class(2)	√	√	√		√	√	B	A	B
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(2)	√						A	A	B
TA JPMorgan Core Bond - Service Class		√	√	√	√	√	C	A	C
TA JPMorgan Enhanced Index - Service Class								A	A
TA JPMorgan International Moderate Growth - Service Class(2)	√						A	A	B
TA JPMorgan Mid Cap Value - Service Class								A	A
TA JPMorgan Tactical Allocation - Service Class		√	√	√	√	√	C	A	B
TA Legg Mason Dynamic Allocation - Balanced - Service Class(2)		√	√	√	√	√	B	A	B
TA Legg Mason Dynamic Allocation - Growth - Service Class(2)							A	A	B
TA Madison Diversified Income - Service Class		√	√	√	√	√	B	A	B
TA Managed Risk - Balanced ETF - Service Class(2)	√	√	√	√	√	√	B	A	B
TA Managed Risk - Conservative ETF - Service Class(2)	√	√	√	√	√	√	C	A	B
TA Market Participation Strategy - Service Class		√	√					A	B
TA Morgan Stanley Capital Growth - Service Class								A	A
TA Morgan Stanley Global Allocation - Service Class							A	A	B
89

Designated Investment Options — (Continued)
	Double Enhanced Death Benefit(1)	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider
Subaccounts		Before 12/12/11	12/12/11 to 11/9/14	11/10/14 to 1/31/18	2/1/18 to 4/30/20	Post 5/1/20	Before 2/28/19	3/1/19 to 8/31/2020	9/1/2020 and After Group A, B or C
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class(2)	√	√	√		√		B	A	B
TA MSCI EAFE Index - Service Class	√							A	A
TA Multi-Managed Balanced - Service Class	√						A	A	B
TA PIMCO Tactical - Balanced - Service Class(2)		√	√				B	A	B
TA PIMCO Tactical - Conservative - Service Class(2)		√	√	√	√		C	A	B
TA PIMCO Tactical - Growth - Service Class(2)							A	A	B
TA PIMCO Total Return - Service Class	√	√	√	√	√	√	C	A	C
TA PineBridge Inflation Opportunities - Service Class		√	√	√	√	√	C	A	C
TA QS Investors Active Asset Allocation - Conservative - Service Class(2)	√	√	√	√	√	√	C	A	B
TA QS Investors Active Asset Allocation - Moderate - Service Class(2)		√	√	√	√	√	B	A	B
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(2)							A	A	B
TA Rothschild & Co Large Cap Value - Service Class								A	A
TA S&P 500 Index - Service Class	√							A	A
TA Small Mid Cap Value - Service Class								A	A
TA T. Rowe Price Small Cap - Service Class								A	A
TA TS&W International Equity - Service Class								A	A
TA WMC US Growth - Service Class								A	A
Fixed Account	√	√	√	√	√	√	C	A	C
(1)	The Double Enhanced Death Benefit is no longer available on new policies.
(2)	This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.
90

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (including any applicable fund facilitation fees) available on December 31, 2020. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	(800) 525-6205
Writing:	Transamerica Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499

Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.929007 $1.675200 $1.837648 $1.631346 $1.603220 $1.624695 $1.557048 $1.374618 $1.244742 $1.317934	$2.053076 $1.929007 $1.675200 $1.837648 $1.631346 $1.603220 $1.624695 $1.557048 $1.374618 $1.244742	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 46,933.885 47,193.448
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.976375 $1.675069 $1.804488 $1.595065 $1.497861 $1.517820 $1.479727 $1.229207 $1.087157 $1.102698	$2.163097 $1.976375 $1.675069 $1.804488 $1.595065 $1.497861 $1.517820 $1.479727 $1.229207 $1.087157	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - The Bond Fund of AmericaSM - Class 2(1)(6) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.077985 $1.012844 $1.048332 $1.039007 $1.036969 $1.062583 $1.037063 $1.089096 $1.062133 $1.028491	$1.151271 $1.077985 $1.012844 $1.048332 $1.039007 $1.036969 $1.062583 $1.037063 $1.089096 $1.062133	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.768845 $1.460078 $1.565586 $1.381228 $1.322667 $1.350208 $1.257323 $1.079898 $0.963674 $1.026512	$2.108584 $1.768845 $1.460078 $1.565586 $1.381228 $1.322667 $1.350208 $1.257323 $1.079898 $0.963674	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 22,964.379 23,101.307
91

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.968674 $1.689388 $1.917260 $1.759660 $1.598704 $1.749442 $1.746875 $1.449117 $1.291113 $1.347141	$2.144250 $1.968674 $1.689388 $1.917260 $1.759660 $1.598704 $1.749442 $1.746875 $1.449117 $1.291113	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 84,912.448 88,557.826
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.440111 $1.279140 $1.406159 $1.252159 $1.211583 $1.260621 $1.231551 $1.102725 $1.008535 $1.068314	$1.489046 $1.440111 $1.279140 $1.406159 $1.252159 $1.211583 $1.260621 $1.231551 $1.102725 $1.008535	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 6,717.500 6,762.180
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.063947 $1.024945 $1.050061 $1.050915 $1.075090 $1.103373 $1.082543 $1.137353 $1.111300 $1.061135	$1.128483 $1.063947 $1.024945 $1.050061 $1.050915 $1.075090 $1.103373 $1.082543 $1.137353 $1.111300	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2020 2019 2018 2017 2016 2015	$11.626463 $10.110871 $11.000487 $9.831422 $9.464876 $9.999337	$11.835310 $11.626463 $10.110871 $11.000487 $9.831422 $9.464876	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.783323 $0.788956 $0.801688 $0.821228 $0.841237 $0.861814 $0.882873 $0.904471 $0.926704 $0.949305	$0.766477 $0.783323 $0.788956 $0.801688 $0.821228 $0.841237 $0.861814 $0.882873 $0.904471 $0.926704	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 11,071.970 11,133.207
TA BlackRock iShares Edge 40- Service Class Subaccount Inception Date August 16, 2010	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.246233 $1.109249 $1.189233 $1.112394 $1.117341 $1.149531 $1.117818 $1.071415 $1.037662 $1.045621	$1.331410 $1.246233 $1.109249 $1.189233 $1.112394 $1.117341 $1.149531 $1.117818 $1.071415 $1.037662	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 50 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$11.948112 $10.549188 $11.100392 $10.076941 $9.998016	$12.796377 $11.948112 $10.549188 $11.100392 $10.076941	0.000 0.000 0.000 0.000 0.000
92

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock iShares Edge 75 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$12.862619 $10.956089 $11.682890 $10.145639 $9.998016	$13.843203 $12.862619 $10.956089 $11.682890 $10.145639	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$14.043537 $11.549003 $12.499258 $10.390986 $9.998016	$15.062054 $14.043537 $11.549003 $12.499258 $10.390986	0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.252921 $1.130452 $1.210109 $1.101287 $1.081636 $1.132431 $1.138005 $1.068724 $1.021542 $1.022413	$1.360520 $1.252921 $1.130452 $1.210109 $1.101287 $1.081636 $1.132431 $1.138005 $1.068724 $1.021542	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 46,164.191 526,446.810
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.418754 $1.213401 $1.341508 $1.150080 $1.108857 $1.165397 $1.165433 $1.002978 $0.931090 $0.976071	$1.587905 $1.418754 $1.213401 $1.341508 $1.150080 $1.108857 $1.165397 $1.165433 $1.002978 $0.931090	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 413,859.639 1,013,995.665
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.350765 $1.191151 $1.289479 $1.137604 $1.107212 $1.163152 $1.161350 $1.050752 $0.986736 $1.007920	$1.480337 $1.350765 $1.191151 $1.289479 $1.137604 $1.107212 $1.163152 $1.161350 $1.050752 $0.986736	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 9,027.685 426,857.029
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.078166 $0.939200 $1.092472 $0.921342 $0.933804 $0.975070 $1.006905 $0.917245 $0.835545 $0.925739	$1.205414 $1.078166 $0.939200 $1.092472 $0.921342 $0.933804 $0.975070 $1.006905 $0.917245 $0.835545	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 17,010.561 17,104.639
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.313515 $1.163622 $1.249082 $1.128008 $1.113780 $1.161630 $1.138317 $1.046565 $0.989269 $0.998799	$1.335814 $1.313515 $1.163622 $1.249082 $1.128008 $1.113780 $1.161630 $1.138317 $1.046565 $0.989269	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 421,016.513
93

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.322683 $1.207842 $1.283771 $1.184458 $1.165878 $1.202718 $1.170812 $1.116124 $1.072630 $1.065040	$1.354475 $1.322683 $1.207842 $1.283771 $1.184458 $1.165878 $1.202718 $1.170812 $1.116124 $1.072630	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.382042 $1.185749 $1.308652 $1.131591 $1.107530 $1.176003 $1.158801 $0.999482 $0.918034 $0.951266	$1.405870 $1.382042 $1.185749 $1.308652 $1.131591 $1.107530 $1.176003 $1.158801 $0.999482 $0.918034	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,355,737.959 463,518.460
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.115370 $9.034320 $10.036075 $9.138409 $9.327076 $9.894477 $9.998010	$10.514011 $10.115370 $9.034320 $10.036075 $9.138409 $9.327076 $9.894477	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$10.811880 $9.160133 $10.959618 $9.997890	$11.361109 $10.811880 $9.160133 $10.959618	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.891823 $1.595258 $1.700957 $1.530966 $1.457094 $1.493741 $1.384948 $1.204937 $1.098433 $1.084596	$2.134714 $1.891823 $1.595258 $1.700957 $1.530966 $1.457094 $1.493741 $1.384948 $1.204937 $1.098433	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.154202 $1.092684 $1.131135 $1.107340 $1.106997 $1.128280 $1.107861 $1.167289 $1.114428 $1.077556	$1.210034 $1.154202 $1.092684 $1.131135 $1.107340 $1.106997 $1.128280 $1.107861 $1.167289 $1.114428	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 317,212.857 328,287.611
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.185626 $1.092002 $1.152203 $1.056735 $1.054634 $1.106600 $1.094258 $1.047037 $1.004699 $1.000000	$1.234271 $1.185626 $1.092002 $1.152203 $1.056735 $1.054634 $1.106600 $1.094258 $1.047037 $1.004699	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
94

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA S&P 500 Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$13.143647 $10.302118 $11.126761 $9.997890	$15.113439 $13.143647 $10.302118 $11.126761	0.000 0.000 0.000 0.000

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.488574 $2.038392 $2.192146 $1.871437 $1.705914 $1.702946 $1.577669 $1.186830 $1.024988 $0.978382	$2.518627 $2.488574 $2.038392 $2.192146 $1.871437 $1.705914 $1.702946 $1.577669 $1.186830 $1.024988	1,472,652.185 1,544,382.093 1,671,542.783 1,772,033.034 1,821,895.016 2,130,884.029 3,062,432.261 3,282,853.098 3,132,005.311 3,245,096.115
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.674922 $2.015675 $1.994683 $1.533753 $1.517153 $1.385704 $1.232456 $0.910853 $0.790303 $0.831363	$3.570465 $2.674922 $2.015675 $1.994683 $1.533753 $1.517153 $1.385704 $1.232456 $0.910853 $0.790303	392,102.225 411,067.472 439,246.743 481,731.268 514,254.540 563,874.416 741,479.067 784,504.887 867,482.395 1,026,076.563
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.722645 $2.871198 $3.114069 $2.593097 $2.437036 $2.457291 $2.228311 $1.722877 $1.502076 $1.564362	$4.788314 $3.722645 $2.871198 $3.114069 $2.593097 $2.437036 $2.457291 $2.228311 $1.722877 $1.502076	1,562,339.712 1,653,274.600 1,678,778.834 2,134,059.039 2,337,798.691 2,555,371.437 3,558,470.008 4,035,728.449 3,940,964.007 4,334,157.245
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.371544 $1.889103 $2.091396 $1.879677 $1.616787 $1.709454 $1.595530 $1.263782 $1.093210 $1.099640	$2.493117 $2.371544 $1.889103 $2.091396 $1.879677 $1.616787 $1.709454 $1.595530 $1.263782 $1.093210	283,359.094 346,597.422 384,558.251 465,166.451 513,280.482 583,820.799 906,580.525 1,187,062.981 1,394,513.361 1,745,547.555
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.723174 $2.683174 $2.421261 $1.827021 $1.848627 $1.776795 $1.607000 $1.182989 $1.003873 $0.996764	$6.186280 $3.723174 $2.683174 $2.421261 $1.827021 $1.848627 $1.776795 $1.607000 $1.182989 $1.003873	45,273.381 55,545.332 62,874.500 70,742.073 92,061.594 106,707.899 125,915.900 144,552.046 178,376.922 192,081.364
95

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.627022 $1.985316 $2.018999 $1.516252 $1.526754 $1.446003 $1.318845 $0.981851 $0.869018 $0.880152	$3.724553 $2.627022 $1.985316 $2.018999 $1.516252 $1.526754 $1.446003 $1.318845 $0.981851 $0.869018	490,368.790 508,628.811 536,153.5891 612,457.752 702,360.560 801,137.027 1,113,633.577 1,252,360.563 1,507,300.770 2,094,438.697
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.342593 $3.569696 $4.241099 $3.562366 $3.222550 $3.316852 $3.167276 $2.360244 $2.086107 $2.369263	$5.055306 $4.342593 $3.569696 $4.241099 $3.562366 $3.222550 $3.316852 $3.167276 $2.360244 $2.086107	894,982.060 1,030,111.080 1,085,667.054 1,236,689.739 1,356,422.693 1,668,195.142 2,358,356.382 2,836,601.484 2,889,672.287 3,912,415.682
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.941769 $2.221154 $2.726105 $2.317730 $2.147514 $2.246013 $2.135026 $1.660490 $1.323223 $1.472847	$3.138477 $2.941769 $2.221154 $2.726105 $2.317730 $2.147514 $2.246013 $2.135026 $1.660490 $1.323223	483,111.206 469,489.885 489,522.248 554,666.708 607,796.918 988,787.690 1,231,808.019 1,338,281.609 1,288,931.146 1,409,051.847
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.596024 $1.392373 $1.473281 $1.360078 $1.207682 $1.315580 $1.273260 $1.131434 $1.016968 $1.005682	$1.587256 $1.596024 $1.392373 $1.473281 $1.360078 $1.207682 $1.315580 $1.273260 $1.131434 $1.016968	267,089.271 357,494.260 374,075.221 412,892.145 415,929.003 455,369.541 788,777.324 916,596.332 1,239,436.961 1,428,336.891
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.517147 $1.253227 $1.395506 $1.304040 $1.137625 $1.211658 $1.145233 $0.904048 $0.801269 $0.819803	$1.422842 $1.517147 $1.253227 $1.395506 $1.304040 $1.137625 $1.211658 $1.145233 $0.904048 $0.801269	191,762.021 237,079.142 249,929.782 285,003.857 305,192.337 332,515.502 375,890.984 417,861.058 529,967.918 712,962.881
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.380965 $1.767055 $1.861694 $1.483857 $1.472636 $1.423414 $1.332374 $0.964999 $1.000000	$3.339176 $2.380965 $1.767055 $1.861694 $1.483857 $1.472636 $1.423414 $1.332374 $0.964999	79,822.597 81,922.548 85,906.047 88,658.993 92,316.061 93,555.448 175,941.297 177,398.688 178,951.010
96

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.825754 $2.865971 $2.921431 $2.327418 $2.102009 $2.051015 $1.850161 $1.418737 $1.227967 $1.264171	$4.503364 $3.825754 $2.865971 $2.921431 $2.327418 $2.102009 $2.051015 $1.850161 $1.418737 $1.227967	275,971.969 327,903.386 336,149.524 373,385.206 389,466.174 403,960.653 517,730.828 647,899.865 719,356.176 833,109.173
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.631611 $1.283468 $1.398672 $1.117835 $1.111554 $1.154692 $1.090790 $0.862311 $0.728468 $0.857507	$1.929931 $1.631611 $1.283468 $1.398672 $1.117835 $1.111554 $1.154692 $1.090790 $0.862311 $0.728468	526,833.742 597,235.269 653,306.935 739,363.445 818,914.979 910,020.446 1,302,627.133 1,462,983.894 1,573,432.159 2,153,324.564
Janus Henderson Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.959091 $2.303815 $2.706882 $2.411849 $2.056122 $2.161591 $2.018285 $1.624295 $1.484495 $1.549208	$2.887133 $2.959091 $2.303815 $2.706882 $2.411849 $2.056122 $2.161591 $2.018285 $1.624295 $1.484495	67,119.305 72,338.500 78,316.335 88,847.034 94,381.045 100,381.674 229,607.578 244,605.861 269,337.706 289,109.351
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.680871 $2.638029 $2.717863 $2.178182 $2.026982 $2.097320 $2.295573 $1.645861 $1.378473 $1.559306	$5.292648 $3.680871 $2.638029 $2.717863 $2.178182 $2.026982 $2.097320 $2.295573 $1.645861 $1.378473	60,553.538 69,672.541 76,382.400 91,660.908 97,529.994 120,481.167 215,955.785 240,206.363 282,645.552 451,103.348
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.269201 $1.912780 $2.057638 $1.859665 $1.730313 $1.762153 $1.648416 $1.405624 $1.283009 $1.278746	$2.454461 $2.269201 $1.912780 $2.057638 $1.859665 $1.730313 $1.762153 $1.648416 $1.405624 $1.283009	340,950.369 351,006.315 364,163.541 378,347.662 391,142.847 430,889.891 555,485.157 866,396.781 1,106,481.510 1,236,601.400
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.049148 $0.943994 $1.130417 $0.980781 $0.926525 $1.003248 $1.143036 $0.941134 $0.805995 $0.913165	$1.024191 $1.049148 $0.943994 $1.130417 $0.980781 $0.926525 $1.003248 $1.143036 $0.941134 $0.805995	263,945.966 272,118.120 288,395.322 402,711.085 426,939.559 745,369.253 920,744.345 969,406.017 1,061,115.444 1,141,510.336
97

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.658503 $2.356761 $2.443835 $2.302884 $2.021478 $2.136983 $2.080936 $1.976566 $1.705221 $1.647887	$2.758058 $2.658503 $2.356761 $2.443835 $2.302884 $2.021478 $2.136983 $2.080936 $1.976566 $1.705221	794,243.865 947,768.985 1,031,301.526 1,210,407.247 1,258,108.952 1,473,706.258 2,003,469.747 2,157,044.067 2,512,914.847 2,781,053.381
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.787054 $2.277403 $2.605730 $2.265967 $1.996455 $2.096788 $1.892658 $1.471331 $1.333492 $1.314183	$2.550257 $2.787054 $2.277403 $2.605730 $2.265967 $1.996455 $2.096788 $1.892658 $1.471331 $1.333492	3,314,034.490 3,700,969.896 4,099,645.637 5,028,205.481 5,165,209.125 5,836,674.609 7,813,115.084 8,828,821.350 9,916,418.402 11,227,151.017
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.533263 $1.456296 $1.470818 $1.450611 $1.464293 $1.481129 $1.432932 $1.484019 $1.429157 $1.344691	$1.650254 $1.533263 $1.456296 $1.470818 $1.450611 $1.464293 $1.481129 $1.432932 $1.484019 $1.429157	1,264,411.254 1,204,460.327 1,296,821.565 1,538,256.910 1,686,720.061 1,931,809.944 2,423,362.835 2,716,413.767 3,939,528.945 3,106,858.807
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.378615 $1.312517 $1.328835 $1.314375 $1.328895 $1.347865 $1.306923 $1.356996 $1.310298 $1.236541	$1.479550 $1.378615 $1.312517 $1.328835 $1.314375 $1.328895 $1.347865 $1.306923 $1.356996 $1.310298	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 98,173.352
TA BlackRock Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.178335 $2.570521 $2.894929 $2.632984 $2.649248 $2.698595 $2.405962 $2.344689 $1.895479 $2.035925	$3.129200 $3.178335 $2.570521 $2.894929 $2.632984 $2.649248 $2.698595 $2.405962 $2.344689 $1.895479	280,354.192 306,352.966 393,192.133 434,853.051 519,014.077 613,328.142 827,415.947 860,837.824 845,902.484 928,814.007
TA BlackRock Government Money Market - Initial Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.004100 $0.996981 $0.991612 $1.003957 $1.016387 $1.029083 $1.041878 $1.054856 $1.068064 $1.081306	$0.994536 $1.004100 $0.996981 $0.991612 $1.003957 $1.016387 $1.029083 $1.041878 $1.054856 $1.068064	1,445,391.860 1,421,837.691 1,474,994.990 2,892,873.294 2,989,954.154 3,550,948.734 3,465,737.866 4,172,598.900 4,705,081.936 5,190,240.954
98

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock iShares Edge 40 - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.964329 $1.724853 $1.821913 $1.680861 $1.664793 $1.686880 $1.618005 $1.528428 $1.458088 $1.449976	$2.127252 $1.964329 $1.724853 $1.821913 $1.680861 $1.664793 $1.686880 $1.618005 $1.528428 $1.458088	460,837.285 216,254.857 291,531.989 310,821.044 269,362.636 303,070.419 462,958.289 440,462.830 555,722.059 711,143.955
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.738868 $1.504146 $1.593387 $1.444515 $1.394108 $1.413294 $1.361908 $1.227411 $1.129702 $1.102517	$1.943901 $1.738868 $1.504146 $1.593387 $1.444515 $1.394108 $1.413294 $1.361908 $1.227411 $1.129702	1,015,288.757 1,287,345.901 1,278,363.420 1,459,293.106 1,594,869.773 1,627,072.474 1,599,420.931 1,916,312.091 1,881,232.603 2,122,948.693
TA International Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.765459 $1.399986 $1.722585 $1.370626 $1.386627 $1.402894 $1.497944 $1.284313 $1.064576 $1.198383	$2.108044 $1.765459 $1.399986 $1.722585 $1.370626 $1.386627 $1.402894 $1.497944 $1.284313 $1.064576	1,292,558.372 1,418,560.386 1,540,077.621 1,464,878.620 1,350,644.837 1,442,162.300 1,951,206.293 2,279,685.441 2,123,557.972 2,367,558.278
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.276307 $1.685871 $1.728125 $1.356242 $1.401791 $1.494522 $1.512975 $1.100950 $1.021978 $1.109148	$2.679934 $2.276307 $1.685871 $1.728125 $1.356242 $1.401791 $1.494522 $1.512975 $1.100950 $1.021978	1,611,826.260 1,702,110.561 1,773,561.115 2,152,080.308 2,326,400.807 2,657,882.697 3,660,850.648 4,153,241.453 4,575,233.057 4,915,991.861
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.013867 $1.790168 $1.887771 $1.694263 $1.639591 $1.693225 $1.677670 $1.553164 $1.463492 $1.443418	$2.217176 $2.013867 $1.790168 $1.887771 $1.694263 $1.639591 $1.693225 $1.677670 $1.553164 $1.463492	2,762,519.135 2,695,407.338 2,695,450.697 3,367,779.579 3,736,907.798 3,797,585.727 4,145,316.154 4,410,032.260 6,961,840.689 7,773,681.802
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.494684 $2.003836 $2.264389 $1.839475 $1.755703 $1.812649 $1.786542 $1.426436 $1.282768 $1.373148	$3.073429 $2.494684 $2.003836 $2.264389 $1.839475 $1.755703 $1.812649 $1.786542 $1.426436 $1.282768	3,332,310.155 3,327,370.212 3,402,545.931 3,769,487.294 4,060,069.363 4,517,856.555 5,163,087.764 5,331,317.924 5,084,523.138 5,189,871.862
99

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.378833 $2.006961 $2.186796 $1.848530 $1.756582 $1.819163 $1.795718 $1.522976 $1.393746 $1.440106	$2.703452 $2.378833 $2.006961 $2.186796 $1.848530 $1.756582 $1.819163 $1.795718 $1.522976 $1.393746	4,285,229.977 4,400,746.197 4,671,685.127 5,409,249.519 6,564,041.663 7,272,320.332 8,472,443.776 9,632,866.383 10,385,000.361 12,327,287.481
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.228933 $1.938498 $2.068938 $1.798554 $1.724989 $1.786339 $1.759986 $1.570026 $1.452682 $1.462229	$2.478902 $2.228933 $1.938498 $2.068938 $1.798554 $1.724989 $1.786339 $1.759986 $1.570026 $1.452682	2,919,119.308 3,202,788.451 3,780,614.345 4,589,850.853 5,313,919.511 6,075,191.335 8,017,898.360 8,707,592.314 8,605,379.219 10,082,704.394
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.664605 $2.058919 $2.218160 $1.853689 $1.685474 $1.707802 $1.514335 $1.157026 $1.006921 $1.012004	$3.162400 $2.664605 $2.058919 $2.218160 $1.853689 $1.685474 $1.707802 $1.514335 $1.157026 $1.006921	1,330,642.572 1,579,696.476 1,730,762.140 2,367,423.205 2,458,849.772 2,306,277.560 2,845,273.043 3,488,138.802 3,605,581.649 4,087,855.463
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.253140 $1.078838 $1.240110 $1.033640 $1.035377 $1.068466 $1.090423 $0.981688 $0.883713 $0.967652	$1.417645 $1.253140 $1.078838 $1.240110 $1.033640 $1.035377 $1.068466 $1.090423 $0.981688 $0.883713	188,189.826 193,346.911 204,557.298 418,964.212 410,140.971 454,232.151 476,852.325 507,255.397 499,803.738 641,124.330
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.872401 $2.308272 $2.658885 $2.378375 $2.107180 $2.198113 $1.935504 $1.490639 $1.255336 $1.249382	$2.866287 $2.872401 $2.308272 $2.658885 $2.378375 $2.107180 $2.198113 $1.935504 $1.490639 $1.255336	267,090.982 361,031.961 388,045.289 420,042.184 445,699.772 640,479.579 770,941.439 752,225.347 318,565.728 128,646.544
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.593006 $1.394696 $1.479485 $1.320476 $1.288589 $1.328200 $1.286277 $1.168742 $1.091750 $1.089393	$1.639240 $1.593006 $1.394696 $1.479485 $1.320476 $1.288589 $1.328200 $1.286277 $1.168742 $1.091750	641,021.563 604,424.072 612,136.844 707,384.081 811,437.478 704,784.310 1,134,576.862 1,157,108.366 1,628,654.773 832,039.221
100

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.490206 $1.344876 $1.412573 $1.288081 $1.253074 $1.277519 $1.229059 $1.157932 $1.099705 $1.079160	$1.544110 $1.490206 $1.344876 $1.412573 $1.288081 $1.253074 $1.277519 $1.229059 $1.157932 $1.099705	273,865.900 279,425.064 307,240.747 49,170.544 172,612.099 100,103.045 70,523.875 65,403.293 14,189.680 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.802429 $1.528312 $1.666836 $1.424493 $1.377915 $1.445955 $1.408111 $1.200284 $1.089474 $1.115713	$1.855232 $1.802429 $1.528312 $1.666836 $1.424493 $1.377915 $1.445955 $1.408111 $1.200284 $1.089474	218,742.565 232,408.601 239,406.204 413,067.251 420,253.889 416,244.216 526,523.482 705,504.095 633,081.539 626,958.824
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.848101 $3.148715 $2.988573 $2.107181 $2.182856 $1.977088 $1.888425 $1.289733 $1.130215 $1.214860	$8.280491 $3.848101 $3.148715 $2.988573 $2.107181 $2.182856 $1.977088 $1.888425 $1.289733 $1.130215	2,554,702.290 2,832,418.477 1,433,839.998 1,640,242.459 1,720,619.457 1,767,693.093 2,359,540.326 2,721,531.565 2,856,287.206 3,179,066.179
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.034825 $2.523432 $2.652196 $2.352670 $2.208127 $2.230944 $2.038483 $1.747752 $1.572120 $1.529974	$3.473863 $3.034825 $2.523432 $2.652196 $2.352670 $2.208127 $2.230944 $2.038483 $1.747752 $1.572120	1,755,196.110 2,011,652.426 2,215,688.871 2,443,220.775 2,601,057.340 2,567,927.410 2,633,946.065 1,815,297.350 715,686.017 488,161.706
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.788380 $1.670210 $1.702346 $1.643290 $1.619850 $1.628858 $1.575574 $1.636957 $1.541170 $1.468334	$1.902044 $1.788380 $1.670210 $1.702346 $1.643290 $1.619850 $1.628858 $1.575574 $1.636957 $1.541170	1,382,986.329 1,462,334.634 1,400,894.476 1,987,422.116 2,071,860.525 2,272,738.034 3,239,538.086 3,904,026.854 5,895,168.241 6,865,629.700
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.778731 $3.862136 $4.416785 $3.869933 $3.234792 $3.359635 $3.232715 $2.401091 $2.088952 $2.172744	$4.910407 $4.778731 $3.862136 $4.416785 $3.869933 $3.234792 $3.359635 $3.232715 $2.401091 $2.088952	1,612,286.809 1,814,693.711 2,150,622.004 2,394,005.796 2,578,409.207 2,831,054.265 3,745,888.126 4,167,131.807 4,533,245.783 5,197,234.850
101

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.990282 $3.042959 $3.316068 $2.743190 $2.497190 $2.468336 $2.345567 $1.648412 $1.442743 $1.436428	$4.869617 $3.990282 $3.042959 $3.316068 $2.743190 $2.497190 $2.468336 $2.345567 $1.648412 $1.442743	777,693.630 934,838.271 1,021,992.105 1,217,779.903 1,304,345.551 1,321,390.361 1,757,169.203 2,036,888.601 2,075,115.142 2,572,491.839
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.750580 $1.464074 $1.754874 $1.445564 $1.447990 $1.447038 $1.545246 $1.258268 $1.091270 $1.289168	$1.842071 $1.750580 $1.464074 $1.754874 $1.445564 $1.447990 $1.447038 $1.545246 $1.258268 $1.091270	835,418.292 840,571.382 937,701.184 1,054,504.845 1,123,931.918 1,304,495.842 1,710,277.248 1,985,390.575 2,034,778.016 2,718,904.965
TA WMC US Growth - Initial Class Subaccount Inception Date May 2, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.187755 $2.304667 $2.328731 $1.824940 $1.797173 $1.703016 $1.551973 $1.186249 $1.061382 $1.116284	$4.322713 $3.187755 $2.304667 $2.328731 $1.824940 $1.797173 $1.703016 $1.551973 $1.186249 $1.061382	3,894,908.001 4,348,092.227 3,260,278.574 3,966,939.561 4,582,762.508 4,831,240.774 6,359,593.171 7,553,724.567 8,210,029.399 10,087,038.327
(1)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective December 1, 2020, Transamerica Barrow Hanley Dividend Focused VP was renamed Transamerica Aegon Sustainable Equity Income VP.
(5)	Effective December 1, 2020, Transamerica Levin Large Cap Value VP was renamed Transamerica Rothschild & Co Large Cap Value VP.
(6)	Effective on or about May 1, 2021 American Funds - Bond Fund will be renamed American Funds - The Bond Fund of AmericaSM.
102

APPENDIX
POLICY VARIATIONS
The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.
Approximate First Issue Date
Policy Form Number	AV201 101 65 189	January 1991
	AV254 101 87 196	June 1996
	AV320 101 99 197	May 1997
	AV376 101 106 1197	May 1998
	AV432 101 114 199	May 2000
	AV494 101 124 100	May 2000
	AV620 101 137 101	May 2001
	AV720 101 148 102	May 2002
	AV920 101 168 603	November 2003
Policy Endorsement Form Number	AE830 292	May 1992
	AE847 394	June 1994
	AE871 295	May 1995
	AE909 496	June 1996
	AE890 196	June 1996
	AE945 197	May 1997

Product Feature	Landmark 96 & Prior Form Number: AV201 101 65 189	Landmark 96 & Prior Form Numbers: AV201 101 65 189 AE830 292 AE847 394	Landmark 96 & Prior Form Numbers: AV201 101 65 189 AE847 394 AE871 295
Guaranteed Minimum Death Benefit Option(s)	Total premiums paid, less any partial surrenders and any surrender charges made before death, accumulated at 4% to the date we receive due proof of death or the policy value on the date we receive due proof of death, which ever is greater.	5% Annually Compounding	A. 5% Annually Compounding B. Annual Step-Up Option A is only available if owner and annuitant are both under age 75.
Double Enhanced Death Benefit Designated Funds	N/A	N/A	N/A
Death Proceeds	Greater of:
1) the policy value on the date we receive due proof of death, or
	2) the total premiums paid for this policy, less any partial surrenders and any surrender charges made before death, accumulated at 4% interest per annum to the date we receive due proof of death	Greater of: 1) policy value or 2) 5% Annually Compounding Death Benefit	Greater of: 1) policy value or 2) guaranteed minimum death benefit
Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	1.40%	1.40%	1.40%
Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date?	No	No	No
Fund Facilitation Fee	No	No	No
Guaranteed Period Options (available in the fixed account)	1 and 3 year guaranteed periods available.	1 and 3 year guaranteed periods available.	1 and 3 year guaranteed periods available.
103

POLICY VARIATIONS — (Continued)
Product Feature	Landmark 96 & Prior Form Number: AV201 101 65 189	Landmark 96 & Prior Form Numbers: AV201 101 65 189 AE830 292 AE847 394	Landmark 96 & Prior Form Numbers: AV201 101 65 189 AE847 394 AE871 295
Annual Contract Charge (Service Charge)	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $35 + $49,999.99 = $0	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $35 + $49,999.99 = $0	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $35 + $49,999.99 = $0
Distribution Financing Charge	N/A	N/A	N/A
Liquidity (L-Share) Optional Rider	Not Available	Not Available	Not Available
Optional Riders	N/A	N/A	N/A
Premium EnhancementSM	No	No	No
Excess Interest Adjustment	N/A	Yes	Yes
Asset Rebalancing	N/A	Yes	Yes
Dollar Cost Averaging Fixed Account Option	N/A	Yes	Yes
Nursing Care and Terminal Condition Withdrawal Option	N/A	Yes - Endorsement AE 847 394	Yes - Endorsement AE 847 394
Unemployment Waiver	N/A	N/A	N/A
Surrender Charge Free Amount Limited to a Certain Number of Withdrawals	Yes - One per year.	Yes - One per year.	Yes - One per year.

Product Feature	Landmark 96 & Prior Form Numbers: AV254 101 87 196 AE909 496 AE 890 196	Landmark 97 Form Numbers: AV320 101 99 197 AE945 197	Landmark 98 Form Numbers: AV376 101 106 1197 AE 945 197
Guaranteed Minimum Death Benefit Option(s)	A. 5% Annually Compounding B. Annual Step-Up C. Return or Premium Option A is only available if owner and annuitant are both under age 75.	A. 5% Annually Compounding
B. Annual Step-Up
C. Return of Premium
Option A is only available if owner and annuitant are both under age 75. Option B is only available if owner and annuitant are under age 81.	A. 5% Annually Compounding
B. Double Enhanced
C. Return of Premium
Option A is only available if owner and annuitant are both under Age 75. Option B is only available if owner and annuitant are both under age 81.
Double Enhanced Death Benefit Designated Funds	N/A	N/A	N/A
Death Proceeds	Greatest of (a) annuity purchase value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.
Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	• 1.40% for Return of Premium • 1.40% for Step-up • 1.40% for Compounding	• 1.40% for Return of Premium (Years 1-7)
• 1.25% for Return of Premium (Years 8+)
• 1.55% for Compounding (Years 1-7)
• 1.40% for Compounding (Years 8+)
• 1.55%for Annual Step-up (Years 1-7)
• 1.40% for Annual Step Up (Years 8+)	• 1.40% for Return of Premium (Years 1-7)
• 1.25% for Return of Premium (Years 8+)
• 1.55% for Compounding (Years 1-7)
• 1.40% for Compounding (Years 8+)
• 1.55% for Annual Step-up (Years 1-7)
• 1.40% for Annual Step Up (Years 8+)
Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date?	No	Yes - 1.25%	Yes - 1.25%
Fund Facilitation Fee	No	No	No
Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5 and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.
104

POLICY VARIATIONS — (Continued)
Product Feature	Landmark 96 & Prior Form Numbers: AV254 101 87 196 AE909 496 AE 890 196	Landmark 97 Form Numbers: AV320 101 99 197 AE945 197	Landmark 98 Form Numbers: AV376 101 106 1197 AE 945 197
Annual Contract Charge (Service Charge)	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $35 + $49,999.99 = $0	If policy value is:
 $0-$1,750 = 2%
 $1,751-$49,999.99 = $35
 + $49,999.99 = $0
Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.	If policy value is:
 $0-$1,750 = 2%
 $1,751-$49,999.99 = $35
 + $49,999.99 = $0
Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.
Distribution Financing Charge	N/A	Applicable	Applicable
Liquidity (L-Share) Optional Rider	Not Available	Not Available	Not Available
Optional Riders	• Family Income Protector
• Managed Annuity Program
• Managed Annuity Program II
• 5 for LifeSM 2005
• 5 for LifeSM with Growth
• 5 for LifeSM Growth with Death Benefit
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Taxpayer
• Taxpayer Plus
• Taxpayer Plus 2
• Taxpayer 2003	• Family Income Protector
• Managed Annuity Program
• Managed Annuity Program II
• 5 for LifeSM 2005
• 5 for LifeSM with Growth
• 5 for LifeSM Growth with Death Benefit
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Taxpayer
• Taxpayer Plus 2
• Taxpayer 2003	• Family Income Protector
• Managed Annuity Program
• Managed Annuity Program II
• 5 for LifeSM 2005
• 5 for LifeSM with Growth
• 5 for LifeSM Growth with Death Benefit
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Taxpayer
• Taxpayer Plus 2
• Taxpayer 2003
Premium EnhancementSM	No	No	No
Excess Interest Adjustment	Yes	Yes	Yes
Asset Rebalancing	Yes	Yes	Yes
Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes
Nursing Care and Terminal Condition Withdrawal Option	Yes - Endorsement AE 890 196	Yes - Endorsement AE 945 197	Yes - Endorsement AE 945 197
Unemployment Waiver	N/A	N/A	N/A
Surrender Charge Free Amount Limited to a Certain Number of Withdrawals	Yes - One per year.	Yes - One per year.	Yes - One per year.

Product Feature	Landmark 2000 Form Numbers: AV432 101 114 199 CRT AV494 101 124 100 and RGMI 1 798	Landmark 2001 Form Numbers: AV620 101 137 101 and RGMI 1 798	Landmark 2002 Form Numbers: AV720 101 148 102 RGMI 1 798
Guaranteed Minimum Death Benefit Option(s)	A. 5% Annually Compounding
B. Greater of 5% Annually Compounding through age 80 or Annual Step-Up through age 80
C. Return of Premium
D. Monthly Step-Up through age 80
Option A is only available if owner and annuitant are both under age 75. Option B and D are only available if owner and annuitant are both under age 81.	A. Double Enhanced Death Benefit - Greater of (1) 6% Annually Compounding through age 80 or (2) Monthly Step-Up through age 80
B. Return of Premium Death Benefit
Option A is available if owner and annuitant are age 80 or younger. Option B is available if owner and annuitant are age 90 or younger.	A. Double Enhanced Death Benefit - greater of (1) 6% Annually Compounding through age 80 or (2) monthly step-up through age 80
B. Return of Premium Death Benefit
Option A is available if owner and annuitant are age 80 or younger. Option B is available if owner and annuitant are age 90 or younger.
Double Enhanced Death Benefit Designated Funds	N/A	N/A	N/A
105

POLICY VARIATIONS — (Continued)
Product Feature	Landmark 2000 Form Numbers: AV432 101 114 199 CRT AV494 101 124 100 and RGMI 1 798	Landmark 2001 Form Numbers: AV620 101 137 101 and RGMI 1 798	Landmark 2002 Form Numbers: AV720 101 148 102 RGMI 1 798
Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.
Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	• 1.40% for Return of Premium • 1.55% for Compounding • 1.55% for Annual Step-up • 1.55% for Double Enhanced	• 1.25% for Return of Premium • 1.50% for Double Enhanced	• B-Share: 1.30% for Return of Premium
• 1.55% for Double Enhanced
• L-Share (Optional Liquidity Rider): 1.80% for Return of Premium (Years 1-4)
• 1.30% for Return or Premium (Years 5+)
• 2.05% for Double Enhanced (Years 1-4)
• 1.55% for Double Enhanced (Years 5+)
Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date?	Yes - 1.25% for Individual Annuity and 1.55% for Group Policy	Yes - 1.25%	Yes - 1.25%
Fund Facilitation Fee	No	No	No
Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.
Annual Contract Charge (Service Charge)	If policy value is:
 $0-$1,750 = 2%
 $1,751-$49,999.99 = $35
 + $49,999.99 = $0
Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options. (Group Policy AV432 101 114 199 $0-$2000 = 2% or if policy value is over $2001 = $40)	If policy value is:
 $0-$1,750 = 2%
 $1,751-$49,999.99 = $35
 + $49,999.99 = $0
Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.	If policy value is:
 $0-$1,750 = 2%
 $1,751-$49,999.99 = $35
 + $49,999.99 = $0
Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.
Distribution Financing Charge	N/A	N/A	N/A
Liquidity (L-Share) Optional Rider	Not Available	Not Available	Available
Optional Riders	• Family Income Protector
• Managed Annuity Program
• Managed Annuity Program II
• 5 for Life 2005SM
• 5 for LifeSM with Growth
• 5 for LifeSM Growth with Death Benefit
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Taxpayer
• Taxpayer Plus 2
• Taxpayer 2003
• Group Policy AV432 101 114 199 options - Income SelectSM for Life, Living Benefits Rider 2005, Guaranteed Minimum Income Benefit RGMI 4 499.	• Family Income Protector
• Managed Annuity Program
• Managed Annuity Program II
• 5 for LifeSM 2005
• 5 for LifeSM with Growth
• 5 for LifeSM Growth with Death Benefit
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Taxpayer
• Taxpayer Plus 2
• Taxpayer 2003	• Family Income Protector
• Managed Annuity Program
• Managed Annuity Program II
• 5 for LifeSM 2005
• 5 for LifeSM with Growth
• 5 for LifeSM Growth with Death Benefit
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Taxpayer
• Taxpayer Plus 2
• Taxpayer 2003
Premium EnhancementSM	Yes - Endorsements for Group Policy AV432 101 114 199 - AE 1073 199, AE 1075 199, or AE 1076 199	No	No
Excess Interest Adjustment	Yes	Yes	Yes
106

POLICY VARIATIONS — (Continued)
Product Feature	Landmark 2000 Form Numbers: AV432 101 114 199 CRT AV494 101 124 100 and RGMI 1 798	Landmark 2001 Form Numbers: AV620 101 137 101 and RGMI 1 798	Landmark 2002 Form Numbers: AV720 101 148 102 RGMI 1 798
Asset Rebalancing	Yes	Yes	Yes
Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes
Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes	Yes
Unemployment Waiver	Yes	Yes	Yes
Surrender Charge Free Amount Limited to a Certain Number of Withdrawals	Yes - One per year.	Yes - One per year.	Yes - One per year.

Product Feature	Landmark 2002 - Revised Form Number: AV720 101 148 102	Landmark 2003 Form Number: AV920 101 168 603	Landmark 2008 Form Number: AV920 101 168 603
Guaranteed Minimum Death Benefit Option(s)	A. Double Enhanced Death Benefit (RGMD 6 0203) - greater of (1) 6% Annually Compounding through age 80 or (2) Monthly Step-Up through age 80
B. Annual Step Up Death Benefit (RGMD 5 0103)
C. Return of Premium Death Benefit
Option A and B are available if owner and annuitant are age 80 or younger. Option C is available if owner and annuitant are age 90 or younger.	A. Double Enhanced Death Benefit (RGMD 6 0203) - greater of (1) 6% Annually Compounding through age 80 or (2) Monthly Step-Up through age 80
B. Annual Step Up Death Benefit (RGMD 5 0103)
C. Return of Premium Death Benefit (RGMD 8 0603)
Option A and B are available if owner and annuitant are age 80 or younger. Option C is available if owner and annuitant are age 90 or younger.	A. Double Enhanced Death Benefit (RGMD 15 0108) - greater of (1) 6% Annually Compounding through age 80 or (2) Monthly Step-Up through age 80
B. Annual Step Up Death Benefit (RGMD 5 0103)
C. Return of Premium Death Benefit (RGMD 8 0603)
Option A and B are available if owner and annuitant are age 75 or younger.
For riders issued on or after December 12, 2011. Option C is available is owner and annuitant are age 86 or younger.
For riders issued prior to December 12, 2011. Option C is available if owner and annuitant are age 90 or younger.
107

POLICY VARIATIONS — (Continued)
Product Feature	Landmark 2002 - Revised Form Number: AV720 101 148 102	Landmark 2003 Form Number: AV920 101 168 603	Landmark 2008 Form Number: AV920 101 168 603
Double Enhanced Death Benefit Designated Funds
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.	N/A	N/A	• AB Balanced Wealth Strategy Portfolio - Class B
• American Funds - Asset Allocation FundSM - Class 2
• American Funds - The Bond Fund of AmericaSM - Class 2
• Fidelity® VIP Balanced Portfolio - Service Class 2
• Franklin Allocation VIP Fund - Class 4
• State Street Total Return V.I.S. Fund - Class 3
• TA BlackRock iShares Edge 40- Service Class
• TA BlackRock Government Money Market - Service Class
• TA Aegon U.S. Government Securities - Service Class
• TA American Funds Managed Risk - Balanced - Service Class
• TA BlackRock iShares Edge 100 - Service Class
• TA BlackRock iShares Edge 50 - Service Class
• TA BlackRock iShares Edge 75 - Service Class
• TA MSCI EAFE Index - Service Class
• TA JPMorgan Asset Allocation - Conservative - Service Class
• TA JPMorgan Asset Allocation - Moderate Growth - Service Class
• TA JPMorgan Asset Allocation - Moderate - Service Class
• TA JPMorgan International Moderate Growth - Service Class
• TA Managed Risk - Balanced ETF - Service Class
• TA Managed Risk - Conservative ETF - Service Class
• TA Managed Risk - Growth ETF - Service Class
• TA Multi-Managed Balanced - Service Class
• TA PIMCO Total Return - Service Class
• TA QS Investors Active Asset Allocation - Conservative - Service Class
• TA S&P 500 Index - Service Class
Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.
108

POLICY VARIATIONS — (Continued)
Product Feature	Landmark 2002 - Revised Form Number: AV720 101 148 102	Landmark 2003 Form Number: AV920 101 168 603	Landmark 2008 Form Number: AV920 101 168 603
Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	• B-Share: 1.30% for Return of Premium
• 1.50% for Annual Step Up
• 1.80% for Double Enhanced
• L-Share (Optional Liquidity Rider): 1.80% for Return of Premium (Years 1-4)
• 1.30% for Return or Premium (Years 5+)
• 2.00% for Annual Step Up (Years 1-4)
• 1.50% for Annual Step-Up (Years 5+)
• 2.30% for Double Enhanced (Years 1-4)
• 1.80% for Double Enhanced (Years 5+)	• B-Share: 1.30% for Return of Premium
• 1.50% for Annual Step Up
• 1.80% for Double Enhanced
• L-Share (Optional Liquidity Rider): 1.80% for Return of Premium (Years 1-4)
• 1.30% for Return or Premium (Years 5+)
• 2.00% for Annual Step Up (Years 1-4)
• 1.50% for Annual Step-Up (Years 5+)
• 2.30% for Double Enhanced (Years 1-4)
• 1.80% for Double Enhanced (Years 5+)	• B-Share: 1.30% for Return of Premium
• 1.50% for Annual Step Up
• 1.95% for Double Enhanced
• L-Share (Optional Liquidity Rider): 1.80% for Return of Premium (Years 1-4)
• 1.30% for Return or Premium (Years 5+)
• 2.00% for Annual Step Up (Years 1-4)
• 1.50% for Annual Step-Up (Years 5+)
• 2.45% for Double Enhanced (Years 1-4)
• 1.95% for Double Enhanced (Years 5+)
Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date?	Yes - 1.25%	Yes - 1.25%	Yes - 1.25%
Fund Facilitation Fee	No	Yes -
• 0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.
• 0.20% if you choose AB Balanced Wealth Strategy Portfolio or State Street Total Return V.I.S. Fund.
• 0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund.	Yes -
• 0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.
• 0.20% if you choose AB Balanced Wealth Strategy Portfolio or State Street Total Return V.I.S. Fund.
• 0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund, TA International Equity Index or TA U.S. Equity Index.
Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.
Annual Contract Charge (Service Charge)	If policy value is:
 $0-$1,750 = 2%
 $1,751-$49,999.99 = $35
 + $49,999.99 = $0
Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.	If policy value is:
 $0-$1,750 = 2%
 $1,751-$49,999.99 = $35
 + $49,999.99 = $0
Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.	If policy value is:
 $0-$1,750 = 2%
 $1,751-$49,999.99 = $35
 + $49,999.99 = $0
Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.
Distribution Financing Charge	N/A	N/A	N/A
Liquidity (L-Share) Optional Rider	Available	Available	Available
109

POLICY VARIATIONS — (Continued)
Product Feature	Landmark 2002 - Revised Form Number: AV720 101 148 102	Landmark 2003 Form Number: AV920 101 168 603	Landmark 2008 Form Number: AV920 101 168 603
Optional Riders	• Managed Annuity Program
• 5 for LifeSM 2005
• 5 for LifeSM with Growth
• 5 for LifeSM Growth with Death Benefit
• Income SelectSM for Life
• Retirement Income Choice®
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Taxpayer
• Taxpayer Plus 2
• Taxpayer 2003	• 5 for Life 2005SM
• 5 for LifeSM with Growth
• 5 for LifeSM Growth with Death Benefit
• Income SelectSM for Life
• Retirement Income Choice®
• Retirement Income Choice® 2008 (with Double Withdrawal Base Benefit)
• Retirement Income Choice® 1.2
• Retirement Income Choice® 1.4
• Retirement Income Max®
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Taxpayer Plus 2
• Taxpayer 2003	• Retirement Income Choice®
• Retirement Income Choice® 2008 (with Double Withdrawal Base Benefit)
• Retirement Income Choice® 1.2
• Retirement Income Choice® 1.4
• Retirement Income Choice® 1.6
• Income LinkSM
• Retirement Income MaxSM
• Living Benefits Rider 2005
• Taxpayer Plus 2
• Taxpayer 2003
Premium EnhancementSM	No	No	No
Excess Interest Adjustment	Yes	Yes	Yes
Asset Rebalancing	Yes	Yes	Yes
Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes
Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes	Yes
Unemployment Waiver	Yes	Yes	Yes
Surrender Charge Free Amount Limited to a Certain Number of Withdrawals	Yes - One per year.	Yes - We reserve the right to limit to one per year.	Yes - We reserve the right to limit to one per year.
110

APPENDIX
Excess Interest Adjustment Examples
Surrenders (full and partial), transfers, death benefits and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). At the time you request a surrender, if the guaranteed interest rate set by the Company has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if the guaranteed interest rate set by us has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.
Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Gross amount being surrendered that is subject to the excess interest adjustment
G	=	Guaranteed interest rate in effect for the policy
M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.
C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2% (the amount of the “adjustment” will be based on an actuarial risk based analysis considering a number of financial criteria including the prevailing interest rate environment).
*	=	multiplication
The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation. Please note the exponentiation represents the compounding of the interest rate.
111

Excess Interest Adjustment Examples — (Continued)
Example 1 (Full Surrender, rates increase by 3%):
Assumptions:
Single premium payment = $50,000
Guaranteed period = 5 Years
Guarantee rate = 5.5% per annum
Current Rate = 8.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of Policy Year 2
Summary:
Policy Value at middle of Policy Year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of Excess Interest Adjustment	= 4,181.21
Amount subject to Excess Interest Adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess Interest Adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess Interest Adjustment S*(G-C)*(M/12) where:	G = .055 C = .085 M = 42 = 50,000.00 * (0.055 * 0.085) * (42/12)
= -5,250.00, but Excess Interest Adjustment cannot cause the Adjusted Policy Value to fall below the Excess Interest Adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted Policy Value = Policy Value + Excess Interest Adjustment	= 54,181.21 + (-3,052.00) = 51,129.21
Upon full surrender of the policy, the net surrender value (Adjusted Policy Value less any Surrender Charge) will never be less than that required by the non-forfeiture laws of Your state.
Example 2 (Full Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guaranteed period = 5 Years
Guarantee rate = 5.5% per annum
Current Rate = 4.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of Policy Year 2
Summary:
Policy Value at middle of Policy Year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of Excess Interest Adjustment	= 4,181.21
Amount subject to Excess Interest Adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess Interest Adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess Interest Adjustment S* (G-C)* (M/12) where:	G = .055 C = .045 M = 42 = 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted Policy Value	= 54,181.21 + 1,750.00 = 55,931.21
Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of Your state. For the purpose of these illustrations no Surrender Charges are assumed.
112

Excess Interest Adjustment Examples — (Continued)
On a withdrawal, the Company will pay the policyholder the full amount of withdrawal requested (as long as the Policy Value is sufficient). Amounts withdrawn will reduce the Policy Value by an amount equal to:
R - E + SC
R	=	the requested withdrawal;
E	=	the Excess Interest Adjustment; and
SC	=	the Surrender Charges on (EPW - E): where
EPW	=	the excess partial withdrawal amount.
Example 3 (Withdrawal, rates increase by 1%):
Assumptions:
Single premium payment = $50,000
Guaranteed period = 5 Years
Guarantee rate = 5.5% per annum
Current rate = 6.5% per annum
Withdrawal of $20,000 in the middle of Policy Year 2
Summary:
Policy Value at middle of Policy Year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of Excess Interest Adjustment	= 4,181.21
Excess Interest Adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .065 M = 42 = 15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining Policy Value at middle of Policy Year 2	= 54,181.21 - (R - E + Surrender Charge) = 54,181.21 - (20,000.00 - (-553.66) + 0.00) = 33,627.55
Example 4 (Partial Withdrawal, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guaranteed period = 5 Years
Guarantee rate = 5.5% per annum
Current rate = 4.5% per annum
Partial Withdrawal of $20,000 in the middle of Policy Year 2
Summary:
Policy Value at middle of Policy Year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of Excess Interest Adjustment	= 4,181.21
Excess Interest Adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .045 M = 42 = 15,818.79 * (.055 - .045)* (42/12) = 553.66
Remaining Policy Value at middle of Policy Year 2	= 54,181.21 - (R - E + Surrender Charge) = 54,181.21 - (20,000.00 – 553.66 + 0.00) = 34,734.87
113

APPENDIX
Death Benefit
Adjusted Withdrawals. If You take a withdrawal, then Your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between Your Death Proceeds and Policy Value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the Death Proceeds immediately prior to the withdrawal divided by the Policy Value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = Death Proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = Policy Value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = Cash Value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and Policy Value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in Policy Value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New Policy Value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the Policy Value because the guaranteed minimum death benefit was greater than the Policy Value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in Policy Value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New Policy Value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and Policy Value are reduced by the same amount because the Policy Value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
114

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole Owner and Annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.
End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$ 94,850	$ 94,700	$100,000	$ 94,500	$100,000
2	18%	$110,832	$110,515	$100,000	$110,093	$110,093
3	15%	$126,182	$125,655	$100,000	$124,955	$124,955
4	-7%	$115,899	$115,226	$100,000	$114,334	$124,955
5	2%	$116,884	$116,033	$100,000	$114,905	$124,955
6	10%	$127,228	$126,127	$100,000	$124,672	$124,955
7	14%	$143,577	$142,146	$100,000	$140,257	$140,257
8	-3%	$137,618	$136,033	$100,000	$133,945	$140,257
9	17%	$159,431	$157,391	$100,000	$154,706	$154,706
10	6%	$167,163	$164,788	$100,000	$161,668	$161,668
*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. For purposes of this example we assumed a Mortality and Expense Risk Fee and Administrative Charge of 1.15% for Policy Value, 1.30% for Return of Premium and 1.50% for Annual Step-Up. Different hypothetical returns and fees would produce different results.
115

APPENDIX
ADDITIONAL DEATH DISTRIBUTIONSM RIDER – No longer available
The following example illustrates the Additional Death DistributionSM additional death benefit payable by this rider as well as the effect of a withdrawal on the Additional Death DistributionSM benefit amount. The Annuitant is less than age 71 on the Rider Date.
Example 1
Assumptions:
Policy Value on the rider date = $100,000
Premiums paid after the rider date before surrender = $25,000
Gross withdrawals after the rider date = $30,000
Policy Value on date of surrender = $150,000
Summary:
Rider earnings on date of surrender (Policy Value on date of surrender – Policy Value on rider date – premiums paid after rider date + surrenders since rider date that exceeded rider earnings = $150,000 - $100,000 - $25,000 + 0):	$ 25,000
Amount of surrender that exceeds rider earnings ($30,000 - $25,000):	$ 5,000
Base policy death benefit (assumed) on the date of death benefit calculation:	$200,000
Policy Value on the date of death benefit calculations:	$175,000
Rider earnings (= Policy Value on date of death benefit calculations – Policy Value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $175,000 - $100,000 - $25,000 + $5,000):	$ 55,000
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $55,000):	$ 22,000
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$222,000
Example 2
Assumptions:
Policy Value on the rider date = $100,000
Premiums paid after the rider date before surrender = $0
Gross withdrawals after the rider date = $0
Base policy death benefit (assumed) on the date of death benefit calculation = $100,000
Policy Value on the date of death benefit calculations = $75,000
Summary:
Rider earnings (= Policy Value on date of death benefit calculations – Policy Value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $75,000 - $100,000 - $0 + $0):	$ 0
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):	$ 0
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$100,000
116

APPENDIX
ADDITIONAL DEATH DISTRIBUTION+SM RIDER – no longer available
Assume the Additional Death Distribution+SM rider is added to a new policy opened with $100,000 initial premium payment. The Annuitant is less than age 70 on the rider date. On the first and second rider anniversaries, the Policy Value is $110,000 and $95,000 respectively when the rider fees are deducted. The Annuitant adds a $25,000 premium payment in the 3rd rider year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the Death Proceeds are equal to $145,000.
Example 1
Assumptions:
Account value on rider date (equals initial Policy Value since new policy) = $100,000
Additional death benefit during first rider year = $0
Rider fee on first rider anniversary (= rider fee * Policy Value = 0.55% * $110,000) = $605
Additional death benefit during 2nd rider year (= sum of total rider fees paid) = $605
Summary:
Rider fee on second rider anniversary (= rider fee * Policy Value = 0.55% * $95,000)	$ 522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$ 1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 – $0)	$115,000.00
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000.00
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000.00
Rider benefit base in 4th rider year after withdrawal = (account value less premiums added since rider date =$110,000 - $25,000)	$ 85,000.00
Rider benefit base in 5th rider year (= $130,000 - $25,000)	$105,000.00
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$ 31,500.00
Total Death Proceeds in 5th rider year (= base policy Death Proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500.00
117

APPENDIX
LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider which is no longer available to elect.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.
Example 1:
Assumptions:
Policy value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD”) = $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11
Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33
Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base.  Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
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LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount.  Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.
Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
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LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52
Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result.   The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.
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LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.
Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71
Result.   The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result.   The new “for life” total withdrawal base is $97,647.06
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LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.
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APPENDIX
PAM METHOD TRANSFERS
NOTE: The Living Benefits rider is no longer available to elect. For previously elected riders, to make the Living Benefits Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model. For further clarification on how PAM works, see Portfolio Allocation Method in the body of the prospectus.
The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation and threshold amounts, transfers into or out of the PAM Subaccount may occur. The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
Where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
Where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount may occur based on the transfer threshold amounts.
Following is a brief discussion of the values used in the formula.
♦	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.
♦	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
♦	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
♦	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Living Benefits Rider. This value may change over time.
♦	The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.
♦	The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
♦	The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
♦	The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
♦	The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.
♦	The FIXED ACCOUNT TRANSFER THRESHOLD (FATT) is the percentage that the Guarantee Ratio must be below before any of the policy value can be transferred to the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.
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PAM METHOD TRANSFERS — (Continued)
♦	The SEPARATE ACCOUNT TRANSFER THRESHOLD (SATT) is the percentage that the Guarantee Ratio must exceed before any of the policy value can be transferred from the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Guarantee Ratio = 90%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
FATT = 95
SATT = 105%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.06 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.004509))
X = 36.7235%
Therefore, 36.7235% of the policy value is transferred to the PAM Subaccount since the guarantee ratio (90%) is less than the FATT (95%), resulting in a total transfer of $33,051.15.
Day 2: Policy Value Recovers to 99% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $99,000 producing a guarantee ratio of 99% ($99,000/$100,000). We will also assume:
Rate = 2%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5% (G last transfer *.95) = (.9*.95)
SATT = 94.5% (G last transfer *1.05) = (.9*1.05)
PAM Subaccount Value = $33,051.15
Value in other investment options = $65,948.85 ($99,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $99,000 = 33.3850%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.99)+(.02 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= -.005376
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(-0.005376))
X = 37.0143%
Although the GR is greater than the SATT, since the percentage required in the PAM Subaccount (37.0143%) is greater than the amount allocated to the PAM Subaccount (33.3850%), none of the policy value will be transferred to the PAM Subaccount. Consequently, the amount in the PAM Subaccount will remain $33,051.15 and the FATT And SATT will not recalculate.
Day 3: Policy Value Recovers to 105% of Initial Value after the increase to 99% of Initial Value
124

PAM METHOD TRANSFERS — (Continued)
For purposes of this example we will assume that after the policy value recovered further the next to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Rate = 3%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5%
SATT = 94.5%
PAM Subaccount Value = $33,051.15
Value in other investment options = $71,948.85 ($105,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $105,000 = 31.4773%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.03 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= .329488
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.329488))
X = 27.3394%
While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 27.3394% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%. Because the policy value is greater than or equal to the value of the guarantee, and there is no current need for any policy value to be allocated to the PAM Subaccount.
125

APPENDIX
Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit Riders
This appendix explains the material features of the 5 For LifeSM, 5 For LifeSM with Growth, 5 For LifeSM with Growth and Death, Income SelectSM for Life, Retirement Income Choice®, Retirement Income Choice® with Double Withdrawal Base Benefit, Retirement Income Choice® 1.4, Retirement Income Choice® 1.2, Retirement Income Max® and Retirement Income Choice® 1.6 riders. These riders are no longer available to elect.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).
Withdrawal Base. Gross withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)	the excess gross withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.
Rider Death Benefit. Gross withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:
1)	the excess gross withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD”) = None
Policy Value (“PV”) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.
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Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders —  (Continued)
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Base demonstrating growth):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Question:   Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Result.   In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.
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Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders —  (Continued)
Example 4 (Base demonstrating WB growth with Additional Death Payment Option):
Assumptions:
Withdrawal Percentage = 5%
WB at rider issue = $100,000
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Step Two.  What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.
Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.
Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):
Assumptions:
Withdrawal Percentage = 5%.
WB at rider issue = $100,000
Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.
GPWD = $10,000
EWD = $1,856 ($10,000 - $8,144)
PV = $90,000 in 10 years
Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)
Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74
Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?
$2,082.74 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.
Result. The rider benefit is $89,773.26.
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Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders —  (Continued)
Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
129

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® rider
The Retirement Income Max® rider can no longer be elected. The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$ 6,300
1	$102,000	$	$	$		$$102,000	$100,000	$ 6,300
1	$105,060	$	$	$		$$105,060	$100,000	$ 6,300
1	$107,161	$	$	$		$$107,161	$100,000	$ 6,300
1	$110,376	$	$	$		$$110,376	$100,000	$ 6,300
1	$112,584	$	$	$		$$112,584	$100,000	$ 6,300
1	$115,961	$	$	$		$$115,961	$100,000	$ 6,300
1	$118,280	$	$	$		$$118,280	$100,000	$ 6,300
1	$121,829	$	$	$		$$121,829	$100,000	$ 6,300
1	$124,265	$	$	$		$$124,265	$100,000	$ 6,300
1	$120,537	$	$	$		$$124,265	$100,000	$ 6,300
1	$115,716	$	$	$		$$124,265	$100,000	$ 6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265 [1]	$ 7,829
2	$112,129	$	$	$		$$112,129	$124,265	$ 7,829
2	$115,492	$	$	$		$$115,492	$124,265	$ 7,829
2	$117,802	$	$	$		$$117,802	$124,265	$ 7,829
2	$121,336	$	$	$		$$121,336	$124,265	$ 7,829
2	$124,976	$	$	$		$$124,976	$124,265	$ 7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979 [2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
130

Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® rider — (Continued)
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
3	$181,101	$	$	$	$		$$181,101 [1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied
*	Growth Percentage = 5%
131

APPENDIX
RIDER GRID VARIATIONS
The information below is a summary of riders previously available for purchase but are no longer available. This appendix describes the material features of the riders. Please refer to your personal rider pages and any supplemental mailings for your specific coverage and features regarding these riders. Listed below are the abbreviations that will be used in the following grid for your reference.
Abbreviation	Definition
ADB	Additional Death Benefit
ADD	Additional Death Distribution
ADD+	Additional Death Distribution Plus
DB	Death Benefit
DCA	Dollar Cost Averaging
FIP	Family Income Protector
GFV	Guaranteed Future Value
GMAB	Guaranteed Minimum Accumulation Benefit
GMDB	Guaranteed Minimum Death Benefit
GMIB	Guaranteed Minimum Income Benefit
GMLB	Guaranteed Minimum Living Benefit
GMWB	Guaranteed Minimum Withdrawal Benefit
GPO	Guaranteed Period Option
GPS	Guaranteed Principal SolutionSM
IE	Income EnhancementSM
ILSD	Income Link Start Date
ILSW	Income Link Systematic Withdrawal
Abbreviation	Definition
ILWY	Income Link Withdrawal Year
ISFL	Income SelectSM For Life
MAP	Managed Annuity Program
MAV	Minimum Annuitization Value
MAWA	Maximum Annual Withdrawal Amount
MIB	Minimum Income Base
MRWA	Minimum Remaining Withdrawal Amount
N/A	Not Applicable
OAM	Open Allocation Method
PAM	Portfolio Allocation Method
RDB	Rider Death Benefit
RIC	Retirement Income Choice®
RMD	Required Minimum Distribution
RWA	Rider Withdrawal Amount
TWB	Total Withdrawal Base
WB	Withdrawal Base
WD	Withdrawal
Income LinkSM Rider Specific Withdrawal Benefit Terms:
Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner. The RWA is zero prior to the establishment of this date. The date and the corresponding withdrawal option can change any time prior to the ILSD. Once ILSD is set, it cannot be changed.
ILSD - This is the date the policy owner elects to begin receiving payments using one of the 4 ILSW options. This date may be changed prior to the establishment of the withdrawal year.
ILWY - Also known as the withdrawal year, is each 12 month period beginning on the ILSD. This is the time period for withdrawing your RWA which is reset at the beginning of each withdrawal year.
ILSW - This rider offers 4 new systematic payment options specific to this rider only. ANY withdrawal that is not an ILSW (including other systematic payment options) will be treated as a 100% excess.
Rider Name	Family Income Protector	Managed Annuity Program	Managed Annuity Program II
Rider Form Number[1]	RGMI 1 798	RGMI 15 0301	RGMI 21 0902
Purpose of Rider	• This is a GMIB rider.
• Assures you of a minimum level of income in the future by guaranteeing a MAV that you will have to apply to a payment option.
• Growth rate for MAV is currently at 6% but will never be less than 3%.
• Once rider is issued, the annual growth rate will not change during the life of a rider.
• The rider also guarantees a minimum amount for those payments once you begin to receive them.	• This is a GMIB rider.
• Assures you of a minimum level of income in the future by guaranteeing a MIB that you will have to apply to a payment option.
• Growth rate for MIB is 6% but will never be less than 3%
• Once rider is issued, the annual growth rate will not change during the life of a rider.
• The rider also guarantees a minimum amount for those payments once you begin to receive them.	• This is a GMIB rider.
• Assures you of a minimum level of income in the future by guaranteeing a MIB that you will have to apply to a payment option.
• Growth rate for MIB is 5% but there is no guaranteed minimum growth rate for the rider and it could be as low as 0%
• Once rider is issued, the annual growth rate will not change during the life of a rider.
• The rider also guarantees a minimum amount for those payments once you begin to receive them.
132

RIDER GRID VARIATIONS — (Continued)
Rider Name	Family Income Protector	Managed Annuity Program	Managed Annuity Program II
Rider Form Number[1]	RGMI 1 798	RGMI 15 0301	RGMI 21 0902
Availability	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)
• If you terminate the FIP rider (except pursuant to an upgrade) you cannot re-elect the rider.
• Available on contracts issued after December of 2000 and prior to February of 2002.
NOTE: As of February 2002, no new issues of this rider are allowed. This does not change any of the other terms and conditions of the FIP riders issued before February of 2002.	• Issue age 0-90, but not yet 91 years old (unless state law requires a lower maximum issue age)
• If you terminate the MAP (except pursuant to an upgrade) you cannot re-elect the rider.
• Available on contracts issued after March of 2001 and prior to January of 2003.
NOTE: As of January 24, 2003, no new issues of this rider are allowed. This does not change any of the other terms and conditions of any MAP riders added on or before January 24, 2003.	• Issue age 0-84, but not yet 85 years old (unless state law requires a lower maximum issue age)
• If you terminate the MAP II (except pursuant to an upgrade) you cannot re-elect the rider.
• Available on contracts issued after September of 2002 and prior to January of 2003.
NOTE: As of January 24, 2003, no new issues of this rider are allowed. This does not change any of the other terms and conditions of any MAP II riders added on or before January 24, 2003.
Base Benefit and Optional Fees	Prior to Annuitization (Accumulation Phase)
Base fee is 0.30% of the MAV
After Annuitization (Income Phase)
Guaranteed Minimum Payment Fee is 1.25% of the daily net asset value in the separate account.	Prior to Annuitization (Accumulation Phase)
Base fee is 0.45% of the MIB
After Annuitization (Income Phase)
		Guaranteed Minimum Payment Fee is 1.25% of the daily net asset value in the separate account.	Prior to Annuitization (Accumulation Phase) Currently 0.45% of the MIB After Annuitization (Income Phase) Guaranteed Minimum Payment Fee is 1.25% of the daily net asset value in the separate account.
Fee Frequency	• The rider fee is charged annually on the rider date prior to annuitization.
• Fee is also assessed at time of total surrender of the annuity, or annuitization.
• The rider fee is waived if the policy value is greater than 200% of the MAV.	• The rider fee is charged annually on the rider date prior to annuitization.
• Fee is also assessed at time of total surrender of the annuity, or annuitization.
		• The rider fee is waived if the policy value is greater than 200% of the MIB.	• The rider fee is charged annually on the rider date prior to annuitization. • Fee is also assessed at time of total surrender of the annuity, or annuitization.
Death Benefit	N/A	N/A	N/A
Investment restrictions and/or Designated Funds Available	N/A	N/A	N/A
Withdrawal Benefits	N/A	N/A	N/A
Automatic Step-Up Benefit	N/A	N/A	N/A
133

RIDER GRID VARIATIONS — (Continued)
Rider Name	Family Income Protector	Managed Annuity Program	Managed Annuity Program II
Rider Form Number[1]	RGMI 1 798	RGMI 15 0301	RGMI 21 0902
Exercising Rider	• Must wait a minimum of 10 years to annuitize with the benefits of this rider.
• Once the 10-year waiting period has been satisfied, may only annuitize within 30 days after any policy anniversary prior to the 95th birthday in order to utilize the benefit of the FIP.
• Annuity payments under the FIP are guaranteed to never be less than the initial payment.
• During the first year of annuitization, each payment will be stabilized to equal the first or initial payment.
• During subsequent years, the stabilized payment will be either increased or decreased (never below the initial payment), and held level for that year.
• Settlement options available for annuitization are:
–Life Only
–Life w/10 Years Certain
–Joint Life & Full Survivor
–Joint Life & Full Survivor w/10 Years Certain	• May annuitize within 30 days after any rider anniversary prior to the 95th birthday.
• If you annuitize any time other than 30 days after any rider anniversary prior to the 95th birthday you cannot utilize the benefits of the MAP.
• Annuity payments under the MAP are guaranteed to never be less than the initial payment.
• During the first year of annuitization, each payment will be stabilized to equal the first or initial payment.
• During subsequent years, the stabilized payment will be either increased or decreased (never below the initial payment), and held level for that year.
• Settlement options available for annuitization are:
–Life Only
–Life w/10 Years Certain
–Joint Life & Full Survivor
–Joint Life & Full Survivor w/10 Years Certain	• May annuitize within 30 days after any rider anniversary prior to the 95th birthday.
• If you annuitize any time other than 30 days after any rider anniversary prior to the 95th birthday you cannot utilize the benefits of the MAP II.
• Annuity payments under the MAP II are guaranteed to never be less than the initial payment.
• During the first year of annuitization, each payment will be stabilized to equal the first or initial payment.
• During subsequent years, the stabilized payment will be either increased or decreased (never below the initial payment), and held level for that year.
• Settlement options available for annuitization are:
–Life Only
–Life w/10 Years Certain
–Life w/20 Years Certain
–Joint Life & Full Survivor
–Joint Life & Full Survivor w/10 Years Certain
–Joint Life & Full Survivor w/20 Years Certain
Income Benefit or Other Benefit Payout Considerations	If you choose to annuitize your policy prior to the end of the 10 year waiting period, you may not utilize the benefit of the FIP rider.	If you annuitize using the MAP rider before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment resulting in lower payments than if an annuity factor age adjustment was not used. The age adjustment shown in the table below should be subtracted from your current age nearest birthday. The years shown in the table below should be considered complete years since the Rider Date and the age adjustment is as follows:
Rider YearsAge Adjustment

 1................................................9
 2................................................8
 3................................................7
 4................................................6
 5................................................5
 6................................................4
 7................................................3
 8................................................2
 9................................................1
10+............................................0	If you annuitize using the MAP II rider before the 10th rider anniversary, the MAP II annuity income will not be fully vested and the first payment will be calculated with an annuity income vesting percentage of less than 100%, which reduces the amount of your first payment by up to 50%. The years shown in the table below should be considered complete years since the Rider Date and the income vesting schedule is as follows:
Rider YearsVesting %

 1...........................................50%
 2...........................................55%
 3...........................................60%
 4...........................................65%
 5...........................................70%
 6...........................................75%
 7...........................................80%
 8...........................................85%
 9...........................................90%
10.......................................100%
134

RIDER GRID VARIATIONS — (Continued)
Rider Name	Family Income Protector	Managed Annuity Program	Managed Annuity Program II
Rider Form Number[1]	RGMI 1 798	RGMI 15 0301	RGMI 21 0902
Rider Upgrade	• Can upgrade the rider within 30 days after any policy anniversary, prior to the annuitant's 85th birthday.
• The old rider is terminated, and the new rider is issued.
• New rider is issued using the current policy value, and not the original premium.
• The policyholder upgrades to whatever rider is available at the time of the upgrade, including any charges and features.
• Effective between February of 2002 and May of 2003 the rider available for upgrade was the MAP.
• Effective since May of 2003 the rider available for upgrade is the MAP II.	• Can upgrade any time after the first Rider Anniversary and prior to the annuitant's 91st birthday.
• The old rider is terminated, and the new rider is issued.
• New rider is issued using the current policy value, and not the original premium.
• The policyholder upgrades to whatever rider is available at the time of the upgrade, including any charges and features.
• Effective May of 2003 the only rider available for upgrade is the MAP II.	• Can upgrade any time within 30 days after any Rider Anniversary prior to the annuitant's 85th birthday.
• The old rider is terminated, and the new rider is issued.
• New rider is issued using the current policy value, and not the original premium.
• The policyholder upgrades to whatever rider is available at the time of upgrade, including all its charges and features.
Rider Termination	The rider is irrevocable and cannot be terminated upon request. The rider however can be terminated upon the earliest of the following:
• annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the MAV under the FIP);
• upgrade (although a new rider will be issued);
• termination of your Policy; or
• 30 days after the Rider Anniversary after your 94th birthday (earlier if required by state law).	The rider will terminate upon the earliest of the following:
• the date we receive written notice from you requesting termination of the MAP (you may not terminate the rider before the first rider anniversary);
• annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the MIB under the MAP);
• upgrade (although a new rider will be issued);
• termination of your Policy; or
• 30 days after the Rider Anniversary after your 94th birthday (earlier if required by state law).	The rider will terminate upon the earliest of the following:
• the date we receive written notice from you requesting termination of the MAP II (you may not terminate the rider before the first rider anniversary);
• annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the MIB under the MAP II);
• upgrade (although a new rider will be issued);
• termination of your Policy; or
• 30 days after the Rider Anniversary after your 94th birthday (earlier if required by state law).

Rider Name	Additional Death Benefit	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]
Rider Form Number[1]	RTP 1 201	RGMB 12 0105	RGMB 14 0905 (Growth Only) RGMB 15 0905 (Growth and Death)
Purpose of Rider	This is an Additional Death Benefit Rider which can pay an additional benefit at time of death to help alleviate the burden of taxes.	This is a GLWB Rider that guarantees withdrawals for the annuitant's lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each calendar year until the death of the annuitant.
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB Rider that guarantees withdrawals for the annuitant's lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each calendar year until the death of the annuitant.
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
135

RIDER GRID VARIATIONS — (Continued)
Rider Name	Additional Death Benefit	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]
Rider Form Number[1]	RTP 1 201	RGMB 12 0105	RGMB 14 0905 (Growth Only) RGMB 15 0905 (Growth and Death)
Availability	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age) • Not available in all states. • Can be added at any time including post-issue.	• Issue age 0-90, but not yet 91 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person, trust or custodial.
• Maximum of 2 living Joint Owners (with one being the Annuitant).
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age at least 55 years old and not yet 81 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person, trust or custodial).
• Maximum of 2 living Joint Owners (with one being the Annuitant).
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue	Percentage of Policy Value - 0.25%	Percentage of TWB - 0.60% (prior to 11/4/13)	Growth Only - Percentage of TWB - 0.60% (prior to 11/4/13) Growth and Death - Percentage of TWB - 0.85% (prior to 11/4/13)
Fee Frequency	Assessed each rider anniversary and at rider termination and equal to the policy value multiplied by rider fee percentage.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	The rider itself provides an additional death benefit to help alleviate the burden of taxes upon death for the beneficiary of the tax-deferred annuity.	Upon the death of the annuitant this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.	• Growth Only - N/A
• Growth and Death - Upon the death of an annuitant this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.
136

RIDER GRID VARIATIONS — (Continued)
Rider Name	Additional Death Benefit	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]
Rider Form Number[1]	RTP 1 201	RGMB 12 0105	RGMB 14 0905 (Growth Only) RGMB 15 0905 (Growth and Death)
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	N/A	TA BlackRock Government Money Market
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Asset Allocation - Moderate
TA JPMorgan Asset Allocation - Growth
TA JPMorgan International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts	TA BlackRock Government Money Market
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Asset Allocation - Moderate
TA JPMorgan Asset Allocation - Growth
TA JPMorgan International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts
Withdrawal Benefits - See “Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.	N/A	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage.
• Starting with January 1st following the annuitant's 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the Withdrawal Percentage, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage.
• Starting with January 1st following the annuitant's 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the Withdrawal Percentage, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.
Automatic Step-Up Benefit	N/A	N/A	N/A
137

RIDER GRID VARIATIONS — (Continued)
Rider Name	Additional Death Benefit	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]
Rider Form Number[1]	RTP 1 201	RGMB 12 0105	RGMB 14 0905 (Growth Only) RGMB 15 0905 (Growth and Death)
Exercising Rider	Amount is paid whenever a death benefit is paid and the rider is attached.
• amount paid=ADB Factor x Rider Earnings*
• ADB Factor - 40% for issue ages 0-70 and 25% for issue ages 71-80.
*Rider earnings are defined as:
–the death proceeds of the base policy; minus
–policy value on the rider date; minus
–premium payments after the rider date; plus
–surrenders after the rider date that exceed the rider earnings on the date of the surrender.
NOTE: No benefit is payable under the ADB rider if there are no rider earnings on the date the death benefit is calculated.	• The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of the withdrawal.
• If the policy value goes to zero, but the minimum withdrawal benefits are still guaranteed, the policyholder can no longer add premiums or take withdrawals in excess of the MAWA.
• The rider benefits cease when the annuitant has died (the withdrawals do not continue for the lifetime of any spouse who continues the policy when the original annuitant dies).	• The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of the withdrawal.
• If the policy value goes to zero, but the minimum withdrawal benefits are still guaranteed, the policyholder can no longer add premiums or take withdrawals in excess of the MAWA.
• The rider benefits cease when the annuitant has died (the withdrawals do not continue for the lifetime of any spouse who continues the policy when the original annuitant dies).
Income Benefit or Other Benefit Payout Considerations	Spousal Continuation:
	If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving a death benefit and Additional Death Benefit, the spouse will generally receive a one-time policy value increase equal to the Additional Death Benefit. At this time the rider will terminate.	N/A	Growth: The TWB will accumulate using the growth rate of 5% until the earlier of the first withdrawal or the 10th rider anniversary.
Rider Upgrade	N/A	• May upgrade their rider anytime after the 3rd anniversary as long as the annuitant meets age requirements in effect at that time.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 90 years old.
• An upgrade will reset the TWB, MRWA and MAWA values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.	• May upgrade their rider anytime after the 3rd anniversary as long as the annuitant meets age requirements in effect at that time.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 81 years old.
• An upgrade will reset the TWB, MRWA and MAWA values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.
Rider Termination	The rider can be added or dropped at any time. If the rider is dropped and re-added, the rider will only cover earnings accumulated since the rider was re-added.
The rider will remain in effect until:
• you cancel it by notifying our administrative office in writing.
• the policy is annuitized or surrendered
• or the additional death benefit is paid.	• The rider will be terminated upon policy surrender, annuitization, annuitant death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• The policyholder must wait 3 years from the Rider Add Date to terminate.
• After the three-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization, annuitant death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• The policyholder must wait 3 years from the Rider Add Date to terminate.
• After the three-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.

138

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 1 0603 (2003)	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Purpose of Rider	This is a Living Benefit Rider and should be viewed as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by this rider.
This rider is a combination of two separate annuity guarantees:
1) A GMWB and
2) A GMAB (a.k.a. principal protection benefit or guarantee future value benefit).
The rider will guarantee that the policy value of the policy will be at least as high as the GFV after a waiting period has expired.	This is a Living Benefit Rider and should be viewed as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by this rider.
This rider is a combination of two separate annuity guarantees:
1) A GMWB and
2) A GMAB (a.k.a. principal protection benefit or guarantee future value benefit).
The rider will guarantee that the policy value of the policy will be at least as high as the GFV after a waiting period has expired.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
Availability	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
**Effective 5/1/2005: This rider is only available for states that have not approved the 2005 version of the Living Benefit Rider.	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
**Effective 5/1/2005: This rider is only available for states that have not approved the 2005 version of the Living Benefit Rider.	• Issue age at least 55 years old, but not yet 81 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue	Percentage of “Principal Back” TWB - 0.75% (prior to 11/4/13)	Percentage of “Principal Back” TWB - 0.90% (5/1/2009 - 11/3/13) Percentage of “Principal Back” TWB - 0.60% (prior to 5/1/2009)	Percentage of the TWB. Additional option fees would be added to the base.
Single Life

(5/1/07 - 11/3/13)
Base Fee.....................................0.40%
Growth Benefit Fee...................0.25%
DB Fee......................................0.25%
IE Benefit Fee............................0.15%
(prior to 5/1/07)
Base Fee.....................................0.40%
Growth Benefit Fee...................0.25%
DB Fee......................................0.25%
IE Benefit Fee............................0.10%
Joint Life
(5/1/07 - 11/3/13)
Base Fee.....................................0.60%
Growth Benefit Fee...................0.50%
DB Fee......................................0.20%
IE Benefit Fee............................0.30%
(prior to 5/1/07)
Base Fee.....................................0.60%
Growth Benefit Fee...................0.50%
DB Fee......................................0.20%
IE Benefit Fee............................0.20%
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.
139

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 1 0603 (2003)	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Death Benefit	N/A	N/A	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of the annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	Must adhere to the Portfolio Allocation Method. See below.	Must adhere to the Portfolio Allocation Method. See below.	TA BlackRock Government Money Market
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Asset Allocation - Moderate
TA JPMorgan Asset Allocation - Moderate Growth
TA JPMorgan International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts
Allocation Methods	Portfolio Allocation Method (PAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money may be moved back into the separate accounts (pro-rata based on the policyholder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options.
Current PAM Safe Fund: TA U.S. Government Securities	Portfolio Allocation Method (PAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money may be moved back into the separate accounts (pro-rata based on the policyholder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options.
		Current PAM Safe Fund: TA U.S. Government Securities	N/A
140

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 1 0603 (2003)	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Withdrawal Benefits - See “Living Benefits Rider Adjusted Partial Withdrawals” and “Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” appendices for examples showing the effect of withdrawals on the WB.	The GMWB guarantees a withdrawal amount regardless of the policy value. The policyholder has 2 withdrawal guarantees available. Once the rider is issued, values for both withdrawal guarantees will be calculated indefinitely as follows:
a) 7% Principal Back: The policyholder can withdraw up to 7% of the 7% Principal Back TWB per year until at least the time at which the 7% Principal Back MRWA has reached zero.
b) 5% For Life: The policyholder can withdraw up to 5% of the 5% For Life TWB each year starting with the Rider Anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life MRWA* has reached zero.
* The MRWA represents the total minimum dollar amount of guaranteed withdrawals the policyholder has remaining provided they take no more than the MAWA each year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The GMWB guarantees a withdrawal amount regardless of the policy value. The policyholder has 2 withdrawal guarantees available. Once the rider is issued, values for both withdrawal guarantees will be calculated indefinitely as follows:
a) 7% Principal Back: The policyholder can withdraw up to 7% of the 7% Principal Back TWB per year until at least the time at which the 7% Principal Back MRWA has reached zero.
b) 5% For Life: The policyholder can withdraw up to 5% of the 5% For Life TWB each year starting with the Rider Anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life MRWA* has reached zero.
* The MRWA represents the total minimum dollar amount of guaranteed withdrawals the policyholder has remaining provided they take no more than the MAWA each year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage based on the annuitant's2 attained age at the time of the first withdrawal.
• Starting with January 1st following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st following the Rider Date, the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the For Life Withdrawal Percentage based on the annuitant's2 attained age, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.
Automatic Step-Up Benefit	N/A	N/A	N/A
141

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 1 0603 (2003)	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Exercising Rider	“For Life” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “For Life” MAWA until the later of 1) the annuitant's death or 2) the “For Life” MRWA is zero.
“Principal Back” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “Principal Back” MAWA until the “Principal Back” MRWA is zero.
“GMAB”:
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, the GMAB feature will add the difference to the policy value on a pro-rata basis based on their current account value.
a) The addition to the policy will not be considered premium and should not affect any other policy calculations, including the GMDB calculations.
b) At the end of the waiting period, the GMAB will not provide any more benefits, unless the policyholder chooses to upgrade the rider.	“For Life” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “For Life” MAWA until the later of 1) the annuitant's death or 2) the “For Life” MRWA is zero.
“Principal Back” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “Principal Back” MAWA until the “Principal Back” MRWA is zero.
“GMAB”:
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, the GMAB feature will add the difference to the policy value on a pro-rata basis based on their current account value.
a) The addition to the policy will not be considered premium and should not affect any other policy calculations, including the GMDB calculations.
b) At the end of the waiting period, the GMAB will not provide any more benefits, unless the policyholder chooses to upgrade the rider.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2] this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit.
Exercising the Income Enhancement Option: If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical impairment; does not include dementia, Alzheimer's or other forms of mental illness.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.
Income Benefit or Other Benefit Payout Considerations	The GFV is the policy value we are guaranteeing on the GFV date. After the Rider Issue Date, the GFV is equal to the GFV on the Rider Issue Date, plus a percentage of premiums (not including premium enhancements) received after the Rider Date as shown in the table below, less an adjustment for withdrawals.
Year Rec'd% Added to GFV

 1.........................................100%
 2...........................................90%
 3...........................................80%
 4...........................................70%
 5...........................................60%
 6-10.....................................50%
 10+.........................................0%
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, we will add the difference to the policy value on a pro-rata basis based on their current policy value.	The GFV is the policy value we are guaranteeing on the GFV date. After the Rider Issue Date, the GFV is equal to the GFV on the Rider Issue Date, plus a percentage of premiums (not including premium enhancements) received after the Rider Date as shown in the table below, less an adjustment for withdrawals.
Year Rec'd% Added to GFV

 1.........................................100%
 2...........................................90%
 3...........................................80%
 4...........................................70%
 5...........................................60%
 6-10.....................................50%
 10+.........................................0%
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, we will add the difference to the policy value on a pro-rata basis based on their current policy value.	Growth: This optional feature rewards the policyholder for delaying their first withdrawal. The TWB will accumulate using the growth rate of 5% until the earlier of the first withdrawal or the 10th rider anniversary.
The income benefit percentage is determined by the annuitant's2 age at the time of the first withdrawal taken on or after January 1st following the annuitant's2 59th birthday. The income benefit percentage is as follows:
Age 1st WDFor Life WD%

 55-58..................................0.0%
 59-64..................................4.5%
 65-69..................................5.0%
 70-74..................................5.5%
 75-79..................................6.0%
 80-84..................................6.5%
 85-89..................................7.0%
 90-94..................................7.5%
 95+......................................8.0%
Please note that once established at the time of the first withdrawal, the income benefit percentage will not increase even though the annuitant's2 age increases.
142

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 1 0603 (2003)	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Rider Upgrade	Rider upgrades are not available.	• May upgrade anytime after the 5th Anniversary by terminating the rider and adding the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.
• Must be prior to the annuitant's 86th birthday
• An upgrade will reset the MRWA, TWB, MAWA and the GFV values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.	• Upgrades allowed within 30 day window following the 1st rider anniversary and each rider anniversary thereafter.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 81 years old.
• An upgrade will reset the MRWA, TWB, MAWA and the Income Benefit Percentage determination.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.
Rider Termination	• The rider will be terminated upon policy surrender, annuitization or upgrade.
• The policyholder must wait 5 years from the Rider Start Date to terminate.
• After the five-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization or upgrade.
• The policyholder must wait 5 years from the Rider Start Date to terminate.
• After the five-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.

Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Purpose of Rider	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
143

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Availability	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue
Percentage of WB. Additional option fees would be added to the base.

Single Life
(prior to 11/4/13)
Base Fee.....................................0.60%
DB Fee......................................0.25%
IE Benefit Fee............................0.15%
Joint Life
(prior to 11/4/13)
Base Fee.....................................0.90%
DB Fee......................................0.20%
IE Benefit Fee............................0.30%
Percentage of WB. Additional option fees would be added to the base.

Single Life
(1/19/09 - 11/3/13)
Base Fee.....................................0.90%
DB Fee......................................0.25%
IE Benefit Fee............................0.15%
(11/10/08 - 1/18/09)
Base Fee.....................................0.75%
DB Fee......................................0.25%
IE Benefit Fee............................0.15%
Joint Life
(1/19/09 - 11/3/13)
Base Fee.....................................0.90%
DB Fee......................................0.20%
IE Benefit Fee............................0.30%
(11/10/08 - 1/18/09)
Base Fee.....................................0.75%
DB Fee......................................0.20%
IE Benefit Fee............................0.30%
Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.

Base Benefit Fees
(2/21/11 - 11/3/13)
Group A....................................1.40%
Group B....................................1.00%
Group C....................................0.45%
Additional option fees would be added to the base and are as follows:
DB Single Life...........................0.25%
DB Joint Life.............................0.20%
IE Single Life.............................0.15%
IE Joint Life..............................0.30%
Base Benefit Fees
(9/21/09 - 2/2011)
Group A....................................1.25%
Group B....................................0.90%
Group C....................................0.40%
Additional option fees would be added to the base and are as follows:
DB Single Life...........................0.25%
DB Joint Life.............................0.20%
IE Single Life.............................0.15%
IE Joint Life..............................0.30%
144

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.
• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.
• The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.
145

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
American Funds - The Bond Fund of AmericaSM
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
State Street Total Return V.I.S. Fund
TA 60/40 Allocation
TA Aegon U.S. Government Securities
TA American Funds Managed Risk – Balanced
TA BlackRock Government Money Market
TA BlackRock Global Allocation
TA BlackRock iShares Edge 40
TA BlackRock iShares Edge 50
TA BlackRock iShares Edge 75
TA BlackRock Tactical Allocation
TA Janus Balanced
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Asset Allocation - Moderate Growth
TA JPMorgan Asset Allocation - Moderate
TA JPMorgan Core Bond
TA JPMorgan International Moderate Growth
TA JPMorgan Tactical Allocation
TA Legg Mason Dynamic Allocation – Balanced
TA Legg Mason Dynamic Allocation – Growth
TA Madison Diversified Income
TA Managed Risk – Balanced ETF
TA Managed Risk – Conservative ETF
TA Managed Risk – Growth ETF
TA Market Participation Strategy
TA Morgan Stanley Global Allocation Managed Risk – Balanced
TA Multi-Managed Balanced
TA PIMCO Tactical – Balanced
TA PIMCO Tactical – Conservative
TA PIMCO Tactical – Growth
TA PIMCO Total Return
TA PineBridge Inflation Opportunities
TA QS Investors Active Asset Allocation - Conservative
TA QS Investors Active Asset Allocation – Moderate Growth
TA QS Investors Active Asset Allocation - Moderate
Fixed Account GPOs or DCA Accounts	AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
American Funds - The Bond Fund of AmericaSM
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
State Street Total Return V.I.S. Fund
TA 60/40 Allocation
TA Aegon U.S. Government Securities
TA American Funds Managed Risk – Balanced
TA BlackRock Global Allocation
TA BlackRock Government Money Market
TA BlackRock iShares Edge 40
TA BlackRock iShares Edge 50
TA BlackRock iShares Edge 75
TA BlackRock Tactical Allocation
TA Janus Balanced
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Asset Allocation - Moderate Growth
TA JPMorgan Asset Allocation - Moderate
TA JPMorgan Core Bond
TA JPMorgan International Moderate Growth
TA JPMorgan Tactical Allocation
TA Legg Mason Dynamic Allocation – Balanced
TA Legg Mason Dynamic Allocation – Growth
TA Madison Diversified Income
TA Managed Risk – Balanced ETF
TA Managed Risk – Conservative ETF
TA Managed Risk – Growth ETF
TA Market Participation Strategy
TA Morgan Stanley Global Allocation Managed Risk – Balanced
TA Multi-Managed Balanced
TA PIMCO Tactical – Balanced
TA PIMCO Tactical – Conservative
TA PIMCO Tactical – Growth
TA PIMCO Total Return
TA PineBridge Inflation Opportunities
TA QS Investors Active Asset Allocation - Conservative
TA QS Investors Active Asset Allocation – Moderate Growth
TA QS Investors Active Asset Allocation - Moderate
Fixed Account GPOs or DCA Accounts	Designated Allocation Group A
AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
State Street Total Return V.I.S. Fund
TA 60/40 Allocation
TA BlackRock Global Allocation
TA BlackRock iShares Edge 75
TA Janus Balanced
TA JPMorgan Asset Allocation - Moderate Growth
TA JPMorgan International Moderate Growth
TA Legg Mason Dynamic Allocation – Growth
TA Managed Risk – Growth ETF
TA Multi-Managed Balanced
TA PIMCO Tactical – Growth
TA QS Investors Active Asset Allocation – Moderate Growth
Designated Allocation Group B
TA American Funds Managed Risk - Balanced
TA BlackRock iShares Edge 50
TA BlackRock Tactical Allocation
TA JPMorgan Asset Allocation – Moderate
TA Legg Mason Dynamic Allocation – Balanced
TA Madison Diversified Income
TA Managed Risk – Balanced ETF
TA Market Participation Strategy
TA Morgan Stanley Global Allocation Managed Risk - Balanced
TA PIMCO Tactical – Balanced
TA QS Investors Active Asset Allocation - Moderate
Designated Allocation Group C
American Funds - The Bond Fund of AmericaSM
TA Aegon U.S. Government Securities
TA BlackRock Government Money Market
TA BlackRock iShares Edge 40
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Managed Risk – Conservative ETF
TA PIMCO Tactical – Conservative
TA PIMCO Total Return
TA PineBridge Inflation Opportunities
TA QS Investors Active Asset Allocation - Conservative
Fixed Account
Allocation Methods	N/A	N/A	N/A
146

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Withdrawal Benefits - See “Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.
The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDFor Life WD%
 0-58....................................0.0%
 59-69..................................5.0%
 70-79..................................6.0%
 80+......................................7.0%
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) the RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0-58....................................0.0%
 59-69..................................5.0%
 70-79..................................6.0%
 80+......................................7.0%
Age 1st WDJoint Life WD%

 0-58....................................0.0%
 59-69..................................4.5%
 70-79..................................5.5%
 80+ .....................................6.5%
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
The percentage (after 2/1/2010) is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0 - 58..................................0.0%
 59-64..................................4.0%
 65-74..................................5.0%
 75 + .....................................6.0%
Age 1st WDJoint Life WD%
 0 - 58..................................0.0%
 59-64..................................3.5%
 65-74..................................4.5%
 75 + .....................................5.5%
NOTE: Prior to 2/1/2010 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-69 70-79 80+
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
147

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee. Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.
148

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.
Income Benefit or Other Benefit Payout Considerations	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
Double Withdrawal Base Feature: If no withdrawals have been made within the first 10 rider years or the anniversary following attained age 67, the WB on that rider anniversary will be the greater of;
1) the current WB; or
2) premiums applied within 90 days of the rider date multiplied by 2.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.
149

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Rider Upgrade	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB, RDB, RWA and Income Benefit determination.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB, RDB, RWA and Income Benefit determination.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB and RDB.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
• The rider will be terminated the date we receive written notice from you requesting termination.

Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Purpose of Rider	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees tiered withdrawals for the annuitant's2 lifetime.
• The policyholder can withdraw (required to use systematic withdrawals) the RWA each rider year until the death of the annuitant[2].
• This benefit is intended to provide a level of tiered payments regardless of the performance of the designated variable investment option you select.
150

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Availability	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 55-80, but not yet 81 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue	Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.
Base Benefit Fees

(12/12/11 - 11/3/13)
OAM Option.................................................1.25%
Group A.........................................................1.55%
Group B.........................................................1.10%
Group C.........................................................0.70%
Additional option fees would be added to the base and are as follows:
DB Single Life................................................0.25%
DB Joint Life..................................................0.20%
IE Single Life..................................................0.30%
IE Joint Life....................................................0.50%
Base Benefit Fees

(2/21/11 - 12/12/11):
OAM Option.................................................1.20%
Group A.........................................................1.40%
Group B.........................................................1.00%
Group C.........................................................0.45%
Additional option fees would be added to the base and are as follows:
DB Single Life................................................0.25%
DB Joint Life..................................................0.20%
IE Single Life..................................................0.15%
IE Joint Life....................................................0.30%
Base Benefit Fees

(5/1/09 - 2/20/11):
OAM Option.................................................1.10%
Group A.........................................................1.25%
Group B.........................................................0.90%
Group C.........................................................0.40%
Additional option fees would be added to the base and are as follows:
DB Single Life................................................0.25%
DB Joint Life..................................................0.20%
IE Single Life..................................................0.15%
	IE Joint Life....................................................0.30%	Percentage of TWB - 0.90% for Single and Joint Life Riders (prior to 11/3/2013)
151

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Fee Frequency	• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.
• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.
• The base rider fee adjustment will be calculated using the same formula as the base rider fee.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• The fee is calculated at issue and each subsequent calendar rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is adjusted for new deposits that increase the WB and decreased for withdrawals that are not ILSW or RMD systematic withdrawals.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is assessed at the time of rider termination or full surrender.
Death Benefit	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
	The RDB does not reset due to the automatic step-up feature.	N/A
152

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	Designated Allocation Group A
AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
State Street Total Return V.I.S. Fund
TA 60/40 Allocation
TA BlackRock Global Allocation
TA BlackRock iShares Edge 75
TA Janus Balanced
TA JPMorgan Asset Allocation - Moderate Growth
TA JPMorgan International Moderate Growth
TA Legg Mason Dynamic Allocation - Growth
TA Managed Risk – Growth ETF
TA Multi-Managed Balanced
TA PIMCO Tactical - Growth
TA QS Investors Active Asset Allocation – Moderate Growth
Designated Allocation Group B
TA American Funds Managed Risk - Balanced
TA BlackRock iShares Edge 50
TA BlackRock Tactical Allocation
TA JPMorgan Asset Allocation - Moderate
TA Legg Mason Dynamic Allocation - Balanced
TA Madison Diversified Income
TA Managed Risk – Balanced ETF
TA Market Participation Strategy
TA Morgan Stanley Global Allocation Managed Risk - Balanced
TA PIMCO Tactical - Balanced
TA QS Investors Active Asset Allocation – Moderate
Designated Allocation Group C
American Funds - The Bond Fund of AmericaSM
TA Aegon US Government Securities
TA BlackRock Government Money Market
TA BlackRock iShares Edge 40
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Managed Risk – Conservative ETF
TA PIMCO Tactical - Conservative
TA PIMCO Total Return
TA PineBridge Inflation Opportunities
TA QS Investors Active Asset Allocation - Conservative
Fixed Account	American Funds - The Bond Fund of AmericaSM
TA Aegon U.S. Government Securities
TA BlackRock Government Money Market
TA BlackRock iShares Edge 40
TA JPMorgan Asset Allocation - Conservative
TA JP Morgan Core Bond
TA JP Morgan Tactical Allocation
TA Managed Risk – Conservative ETF
TA PineBridge Inflation Opportunities
TA PIMCO Tactical Conservative
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
Fixed Account
Allocation Methods	Open Allocation Method (OAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money will be moved back into the separate accounts (pro-rata based on the policy holder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of the OAM investment options.
	Current OA Subaccount: TA ProFund UltraBear	N/A
153

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Withdrawal Benefits - See “Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” and “Adjusted Partial Withdrawals - Income Link” appendices for examples showing the effect of withdrawals on the WB.
The percentage (after 12/12/2011) is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0 - 58........................................................0.0%
 59-64........................................................4.0%
 65-79........................................................5.0%
 80 + .........................................................6.0%
Age 1st WDJoint Life WD%
 0 - 58........................................................0.0%
 59-64........................................................3.5%
 65-79........................................................4.5%
 80 + ..........................................................5.5%
NOTE: Prior to 2/1/2010 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-69 70-79 80+
–After 2/1/2010 and prior to 12/12/2011 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-64 65-74 75+
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.	Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner.
ILSD - This is the date the policy owner elects to begin receiving payments.
ILWY - This is each 12 month period beginning on the ILSD and establishes the time period for withdrawing your RWA and is reset at the beginning of each withdrawal year.
ILSW - There are 4 systematic payment options specific to this rider. Any withdrawal that is not an ILSW will be considered an excess withdrawal.
The withdrawal percentage is used to calculate the RWA and is determined by electing a withdrawal option, which is not required to elect at the time of issue. Once selected, the ILSWs are not required to begin immediately. Your withdrawal option is not locked in until the ILSD and the percentage is not recalculated at the time of an automatic step-up. Withdrawal options are as listed below:
Single Life
5% for 7 years and 4% thereafter
6% for 6 years and 4% thereafter
7% for 5 years and 4% thereafter
8% for 4 years and 4% thereafter
9% for 3 years and 4% thereafter
10% for 2 years and 4% thereafter
Joint Life
4.5% for 7 years and 3.5% thereafter
5.5% for 6 years and 3.5% thereafter
6.5% for 5 years and 3.5% thereafter
7.5% for 4 years and 3.5% thereafter
8.5% for 3 years and 3.5% thereafter
9.5% for 2 years and 3.5% thereafter
On each ILSD and the beginning of each ILWY thereafter, the RWA is equal to the withdrawal option percentage multiplied by the withdrawal base.
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary; or
3) The highest policy value on a rider monthiversarySM for the current rider year*
* Item 3) is set to zero if there have been any withdrawals that are not ILSW or RMD systematic withdrawals in the current rider year. The highest monthly value is the largest policy value on each rider monthiversary during the rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
154

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
	–Qualification standards can be met again on the annuitant's2 life.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each withdrawal year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Income Benefit or Other Benefit Payout Considerations	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Systematic Withdrawal Options:
1. 72t/72q SPO - This allows fixed level payments that will not change for at least 5 years and payments will not exceed RWA. Only 5, 6 and 7 year options available.
2. RMD Only SPO - This allows a modal amount equal to the annual RMD requirement for the current calendar year less all withdrawals taken in current calendar year divided by the number of payments remaining in the calendar year. Will not reduce RWA and is only available prior to ILSD.
3. RWA SPO no RMD kick out - Allows modal payments of the remaining RWA divided by the number of payments remaining in the current withdrawal year. Payments will be adjusted for any step-ups, premium additions or excess withdrawals and will reduce the RWA with each payment.
4. RWA SPO with RMD kick out - This allows for payments equal to #3 above with an additional payment to satisfy the RMD paid on December 27th each calendar year. Modal payments are not affected by this RMD payment.
155

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Rider Upgrade	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB and RDB.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• No upgrades allowed, however the owner may terminate the existing rider any time after the 5th rider anniversary and add the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.
• New rider addition will be subject to issue age restrictions of the rider at the time of termination and re-addition. Currently the maximum age is 80 years old.
• Rider availability and fees are subject to what applies to the new rider being added.
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed at any time after the 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still available.
(1)	Rider form number may be found on the bottom left corner of your rider pages.
(2)	If the rider's Joint Life option has been elected for an additional fee, the benefits and features available could differ from the Single Life Option based on the age of the annuitant's spouse.
(3)	This rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the riders. The application and operation of the riders are governed by the terms and conditions of the rider itself.
156

APPENDIX
Guaranteed Lifetime Withdrawal Benefit
Adjusted withdrawals - Income LinkSM Rider - No Longer Available
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”)
2.	Rider Withdrawal Amount (“RWA”)
3.	Income LinkSM rider Systematic Withdrawals (“ILSW”)
Withdrawal Base.  Income LinkSM rider systematic withdrawals (and certain minimum required distributions) will not reduce the withdrawal base. Non-Income LinkSM rider systematic withdrawals (and minimum required distributions calculated other than as provided for in the rider or not taken via a systematic withdrawal program) will reduce the withdrawal base by an amount equal to the greater of:
1)	the amount of the non-Income LinkSM rider systematic withdrawal (or non-qualifying minimum required distribution); and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount in 1 above;
B	is the policy value prior to the withdrawal; and
C	is the withdrawal base prior to the withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.
Assumptions:
WB = $100,000
RWA = 6% withdrawal would be $6,000 (6% of the current $100,000 withdrawal base)
ILSW = $500 per month
Non-ILSW = $10,000 (taken after the eighteenth monthly Income LinkSM rider systematic withdrawal)
PV = $90,000
Assumes single life withdrawal option of 6% for 6 years and 4% thereafter has been elected. Non-Income LinkSM rider systematic withdrawal occurs during the second Income LinkSM rider withdrawal year (which means the withdrawal percentage is 6%).
Result. For the guaranteed lifetime withdrawal benefit, because there was a non-Income LinkSM rider systematic withdrawal, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount and Income LinkSM rider systematic withdrawal amount calculated.
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the non-Income LinkSM rider systematic withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the non-Income LinkSM rider systematic withdrawal.
1.	The formula is (Non-ILSW / (PV before withdrawal)) * WB before any adjustments
2.	($10,000 / ($90,000)) * $100,000 = $11,111
Step Three. Which is larger, the actual $10,000 non-Income LinkSM rider systematic withdrawal or the $11,111 pro rata amount?
$11,111 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $11,111 = $88,889
Result. The new withdrawal base is $88,889. Please note the percentage reduction in the withdrawal base is used in calculating the revised RWA and ILSW.
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new (remaining) rider withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.
Question: What is the new (remaining) rider withdrawal amount for the remainder of the Income LinkSM rider withdrawal year?
$3,000 (the remaining rider withdrawal amount) - ($3,000*11.11%) = $2,667
157

Guaranteed Lifetime Withdrawal BenefitAdjusted withdrawals - Income LinkSM Rider -
No Longer Available — (Continued)
Result. Going forward, the maximum you can take out in a benefit year without causing a negative withdrawal base adjustment and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $5,333.
New Income LinkSM rider systematic withdrawal amount:
Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new Income LinkSM rider systematic withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.
Question: What is the new Income LinkSM rider systematic withdrawal amount?
$500 (the old Income LinkSM rider systematic withdrawal amount) - ($500*11.11%) = $444
Result. Going forward (until the seventh Income LinkSM rider withdrawal year), the Income LinkSM rider systematic withdrawal amount (assuming there are no future automatic step-ups) is $444.
158

STATEMENT OF ADDITIONAL INFORMATION
TRANSAMERICA LANDMARKSM VARIABLE ANNUITY
Issued through
SEPARATE ACCOUNT VA B
Offered by
TRANSAMERICA LIFE INSURANCE COMPANY
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica LandmarkSM Variable Annuity offered by Transamerica Life Insurance Company. You may obtain a copy of the current prospectus, dated May 1, 2021, by calling (800) 525-6205, or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2021

ii

GLOSSARY OF TERMS
Accumulation Unit - An accounting unit of measure used in calculating the Policy Value in the Separate Account before the Annuity Commencement Date.
Adjusted Policy Value - The Policy Value increased or decreased by any Excess Interest Adjustment.
Administrative Office - Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499, (800) 525-6205.
Annuitant - The person on whose life any annuity payments involving life contingencies will be based.
annuity commencement date - The date upon which annuity payments are to commence.
Annuity Payment Option - A method of receiving a stream of annuity payments selected by the Owner.
Annuity Unit - An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
Assumed Investment Return or AIR - The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
Beneficiary(ies) - The person(s) who has the right to the death benefit as set forth in the policy.
Business Day - A day when the New York Stock Exchange is open for regular trading. Business Day may be referred to as Market Day in Your policy.
Cash Value - The Adjusted Policy Value less any applicable surrender charge and rider fees (imposed upon surrender).
Code - The Internal Revenue Code of 1986, as amended.
Enrollment Form - A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
Excess Interest Adjustment - A positive or negative adjustment to amounts paid out or transferred from the Fixed Account Guaranteed Period Options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the Guaranteed Period Option. The Excess Interest Adjustment can either decrease or increase the amount to be received by the Owner upon withdrawals, surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The Excess Interest Adjustment will not decrease the interest credited to Your policy below the guaranteed minimum.
Excess Partial Surrender - The portion of a partial surrender (surrender) that exceeds the free amount.
Fixed Account - One or more Guaranteed Period Options under the policy that are part of our general assets and are not in the Separate Account.
free amount - The amount that can be withdrawn each year without incurring any surrender charges or excess interest adjustments.
Guaranteed Lifetime Withdrawal Benefit - Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income Max® rider and the Retirement Income Choice® 1.6 rider.
Guaranteed Period Options - The various guaranteed interest rate periods of the Fixed Account which we may offer and into which Premium Payments may be paid or amounts transferred.
Nonqualified Policy - A policy other than a Qualified Policy.
Owner (You, Your) - The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.
Policy Date - The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
Policy Value - On or before the Annuity Commencement Date, the Policy Value is equal to the Owner's:
•	Premium Payments; minus
•	gross withdrawals (withdrawals plus or minus excess interest adjustments plus the surrender charge on the portion of the requested withdrawal that is subject to the surrender charge plus taxes (on the withdrawal)); plus
•	interest credited in the Fixed Account; plus
•	accumulated gains in the Separate Account; minus

•	accumulated losses in the Separate Account; minus
•	Service Charges, rider fees, premium taxes, transfer fees, and other charges, if any.
Policy Year - A Policy Year begins on the Policy Date and on each anniversary thereafter.
Premium Payment - An amount paid to us by the Owner or on the Owner's behalf as consideration for the benefits provided by the policy.
Qualified Policy - A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
separate account - Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
Separate Account Value - The portion of the Policy Value that is invested in the Separate Account.
service charge - An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.
Subaccount - A subdivision within the Separate Account, the assets of which are invested in a specified underlying fund portfolio.
supportable payment - The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.
Surrender Charge - A percentage of each Premium Payment that depends upon the length of time from the date of each Premium Payment. The Surrender Charge is assessed on full or partial surrenders from the policy. A Surrender Charge may also be referred to as a “contingent deferred sales charge.”
valuation period - The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.
Variable Annuity Payments - Payments made pursuant to an Annuity Payment Option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified Subaccounts within the Separate Account.
written notice - Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice, such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about the Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the Owner upon issuance of the policy after completion of an Enrollment Form and delivery of the initial Premium Payment. While the Annuitant is living, the Owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable Beneficiary; and of Your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the Owner predeceases the Annuitant and no joint Owner, primary Beneficiary, or contingent Beneficiary is alive or in existence on the date of death, the Owner's estate will become the new Owner. If no probate estate is opened because the Owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The Owner may change the ownership of the policy in a Written Notice. When this change takes effect, all rights of ownership in the policy will pass to the new Owner. A change of ownership may have tax consequences.
When there is a change of Owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the Owner signs the Written Notice, subject to any payment we have made or action we have taken before recording the change. Changing the Owner does not change the designation of the Beneficiary or the Annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
During the Accumulation Phase. If the age of any person whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.
We reserve the right to terminate the contract at any time if we discover a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.
After the Annuity Commencement Date. We may require proof of the Annuitant’s or Owner’s age and/or sex before any payments associated with any benefits are made. If the age or sex of the Annuitant and/or Owner has been misstated, we will change the payment associated with any benefits payable to that which the Premium Payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, Beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or Beneficiary. Any underpayment or overpayment will include interest specified in Your policy, from the date of the wrong payment to the date of the adjustment. The age of the Annuitant or Owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the Annuity Commencement Date, You may reallocate the value of a designated number of Annuity Units of a Subaccount then credited to a policy into an equal value of Annuity Units of one or more other Subaccounts or the Fixed Account. The reallocation shall be based on the relative value of the Annuity Units of the account(s) or Subaccount(s) at the end of the business Day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the Annuity Units in the account or Subaccount from which the transfer is being made. If the monthly income of the

Annuity Units remaining in an account or Subaccount after a reallocation is less than $10, we reserve the right to include the value of those Annuity Units as part of the transfer. The request must be in writing to our Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of Annuity Units may be made up to four times in any given Policy Year.
After the Annuity Commencement Date, no transfers may be made from the Fixed Account to the Separate Account.
Annuity Payment Options
Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.
During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under life income with variable payments for 10 years certain using the existing policy value of the separate account. These default options may be restricted with respect to qualified policies.
The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount we have at the death of a payee. Naming these payees cancels any prior choice of a successor payee.
A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “Annuity 2000” (male, female and unisex if required by law) mortality table projected for improvement using projection scale G. The rates were projected dynamically using an assumed annuity commencement date of 2005. the “Annuity 2000” mortality rates are adjusted based on improvements in mortality to more appropriately reflect increased longevity. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state and Federal law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.
Death Benefit
Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or any other proof satisfactory to us will constitute due proof of death. If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Upon receipt in good order of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner's spouse, however, (1) the adjusted policy value must be distributed within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the new owner's lifetime or for a period certain (so long as any period certain does not exceed the new owner's life expectancy). If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.
Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by us. We will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.
Death of Owner
Federal tax law requires that if any Owner (including any joint Owner who has become a current Owner) dies before the Annuity Commencement Date, then the entire value of the policy must generally be distributed within five years of the date of death of such Owner. Certain rules apply where (1) the spouse of the deceased Owner is the sole Beneficiary, (2) the Owner is not a natural person and the primary Annuitant dies or is changed, or (3) any Owner dies after the Annuity Commencement Date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to Qualified Policies.
Assignment
During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on us until a copy has been filed at its Administrative Office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless you so direct by filing written notice with us, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.
Ownership under qualified policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we in our discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.
Present Value of Future Variable Payments
The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (in good order), multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).
Stabilized Payments
If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On the anniversary of your annuity commencement date we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you. If the Initial Payment Guarantee is chosen, then the stabilized variable annuity payment will equal the greater of the guaranteed payment or the supportable payment at that time.
The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.
Hypothetical Changes in Annuity Units with Stabilized Payments*
♦Assumed Investment Rate = 5.0% ♦Life & 10 Year Certain ♦Male aged 65 ♦First Variable Payment = $500
	Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue: January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052
*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher (or lower) expenses were charged, the numbers would be lower (or higher).

INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.
Accumulation Units
Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.
Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.
An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.
The net investment factor for any subaccount for any valuation period is determined by dividing (A + B - C) by (D) and subtracting (D) from the result, where the net result of:
A	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
B	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
C	a per share credit or charge for any taxes determined by us to have resulted during the valuation period from the investment operations of the subaccount;
D	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
E	is an amount representing the separate account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D

Where:
A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E totals 1.95% on an annual basis; On a daily basis, this equals 0.000052912.

Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000052912 = Z = 1.014859369
(11.40)
Formula for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume A = $X
B =	The net investment factor for the current valuation period.
Assume B = Y
Then, the accumulation unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to A multiplied by B multiplied by C, where:
A	is the variable annuity unit value for the subaccount on the immediately preceding business day;
B	is the net investment factor for that subaccount for the valuation period; and
C	is the assumed investment return adjustment factor for the valuation period.
The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.
The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount. (For calculating Initial Payment Guarantee annuity payments, the factor is higher at a rate of 2.50%).
The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.
The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.

Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity unit value for the immediately preceding valuation period.
Assume A = $X
B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
Assume C = Z
Then, the annuity unit value is: $X * Y * Z = $Q
Formula for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The adjusted policy value as of the annuity commencement date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of annuity units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of annuity units =	$X	= Z
$Y
PERFORMANCE
We periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures may also reflect the premium enhancement, if any.
Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date the premium payment was made, not the policy issue date.
We may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula.
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using subaccount unit values which we calculate on each business day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula.
P (1 + T)N = ERV
Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%.
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services and Moody's Investors Service. The purpose of the ratings is to reflect our financial strength. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF US
We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct. Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
All records and accounts relating to the separate account will be maintained by us. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments we send to you) you may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below).
TCI's home office is located at 1800 California St. Suite 5200 Denver, Colorado 80202. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
The policies were offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
We and our affiliates provide paid-in capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2020, 2019 and 2018 the amounts paid to TCI in connection with all policies sold through the separate account were $55,370,914, $57,243,595 and $62,731,496, respectively.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) marketing allowances, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. Differences in compensation paid to a selling firm or its sales representatives for selling one product over another may create conflicts of interests for such firms or its sales representatives.

VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the Separate Account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the Annuity Commencement Date, You hold the voting interest in the selected portfolios. The number of votes that You have the right to instruct will be calculated separately for each Subaccount. The number of votes that You have the right to instruct for a particular Subaccount will be determined by dividing Your Policy Value in the Subaccount by the net asset value per share of the corresponding portfolio in which the Subaccount invests. Fractional shares will be counted.
After the Annuity Commencement Date, You have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable Subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that You have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending You, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which You, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same Subaccount.
Each person having a voting interest in a Subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
We make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
We hold assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The statutory-basis financial statements and supplementary information of Transamerica Life Insurance Company have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
The financial statements of each of the subaccounts of Separate Account VA B included in Form N-VPFS dated April 21, 2021 have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, please refer to the instruments filed with the SEC.

FINANCIAL STATEMENTS
Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Insurance as well as the audited financial statements and schedules of the Separate Account are located in the Statement of Additional Information (SAI).
Separate Account
The values of Your interest in the Separate Account will be affected solely by the investment results of the selected Subaccount(s). The statutory-basis financial statements and schedules of Transamerica Life Insurance Company should be considered only as bearing on our ability to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
FINANCIAL STATEMENTS FOR MERRILL LYNCH
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of the ML subaccounts of Separate Account VA B, which are available for investment by Transamerica LandmarkSM Variable Annuity contract owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of Accumulation Units outstanding for the total Separate Account expenses listed therein (including any applicable fund facilitation fees) for each Subaccount available on December 31, 2020.
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.929007 $1.675200 $1.837648 $1.631346 $1.603220 $1.624695 $1.557048 $1.374618 $1.244742 $1.317934	$2.053076 $1.929007 $1.675200 $1.837648 $1.631346 $1.603220 $1.624695 $1.557048 $1.374618 $1.244742	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 46,933.885 47,193.448
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.976375 $1.675069 $1.804488 $1.595065 $1.497861 $1.517820 $1.479727 $1.229207 $1.087157 $1.102698	$2.163097 $1.976375 $1.675069 $1.804488 $1.595065 $1.497861 $1.517820 $1.479727 $1.229207 $1.087157	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - The Bond Fund of AmericaSM - Class 2(1)(6) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.077985 $1.012844 $1.048332 $1.039007 $1.036969 $1.062583 $1.037063 $1.089096 $1.062133 $1.028491	$1.151271 $1.077985 $1.012844 $1.048332 $1.039007 $1.036969 $1.062583 $1.037063 $1.089096 $1.062133	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.768845 $1.460078 $1.565586 $1.381228 $1.322667 $1.350208 $1.257323 $1.079898 $0.963674 $1.026512	$2.108584 $1.768845 $1.460078 $1.565586 $1.381228 $1.322667 $1.350208 $1.257323 $1.079898 $0.963674	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 22,964.379 23,101.307
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.968674 $1.689388 $1.917260 $1.759660 $1.598704 $1.749442 $1.746875 $1.449117 $1.291113 $1.347141	$2.144250 $1.968674 $1.689388 $1.917260 $1.759660 $1.598704 $1.749442 $1.746875 $1.449117 $1.291113	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 84,912.448 88,557.826

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.440111 $1.279140 $1.406159 $1.252159 $1.211583 $1.260621 $1.231551 $1.102725 $1.008535 $1.068314	$1.489046 $1.440111 $1.279140 $1.406159 $1.252159 $1.211583 $1.260621 $1.231551 $1.102725 $1.008535	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 6,717.500 6,762.180
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.063947 $1.024945 $1.050061 $1.050915 $1.075090 $1.103373 $1.082543 $1.137353 $1.111300 $1.061135	$1.128483 $1.063947 $1.024945 $1.050061 $1.050915 $1.075090 $1.103373 $1.082543 $1.137353 $1.111300	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2020 2019 2018 2017 2016 2015	$11.626463 $10.110871 $11.000487 $9.831422 $9.464876 $9.999337	$11.835310 $11.626463 $10.110871 $11.000487 $9.831422 $9.464876	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.783323 $0.788956 $0.801688 $0.821228 $0.841237 $0.861814 $0.882873 $0.904471 $0.926704 $0.949305	$0.766477 $0.783323 $0.788956 $0.801688 $0.821228 $0.841237 $0.861814 $0.882873 $0.904471 $0.926704	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 11,071.970 11,133.207
TA BlackRock iShares Edge 40- Service Class Subaccount Inception Date August 16, 2010	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.246233 $1.109249 $1.189233 $1.112394 $1.117341 $1.149531 $1.117818 $1.071415 $1.037662 $1.045621	$1.331410 $1.246233 $1.109249 $1.189233 $1.112394 $1.117341 $1.149531 $1.117818 $1.071415 $1.037662	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 50 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$11.948112 $10.549188 $11.100392 $10.076941 $9.998016	$12.796377 $11.948112 $10.549188 $11.100392 $10.076941	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 75 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$12.862619 $10.956089 $11.682890 $10.145639 $9.998016	$13.843203 $12.862619 $10.956089 $11.682890 $10.145639	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$14.043537 $11.549003 $12.499258 $10.390986 $9.998016	$15.062054 $14.043537 $11.549003 $12.499258 $10.390986	0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.252921 $1.130452 $1.210109 $1.101287 $1.081636 $1.132431 $1.138005 $1.068724 $1.021542 $1.022413	$1.360520 $1.252921 $1.130452 $1.210109 $1.101287 $1.081636 $1.132431 $1.138005 $1.068724 $1.021542	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 46,164.191 526,446.810
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.418754 $1.213401 $1.341508 $1.150080 $1.108857 $1.165397 $1.165433 $1.002978 $0.931090 $0.976071	$1.587905 $1.418754 $1.213401 $1.341508 $1.150080 $1.108857 $1.165397 $1.165433 $1.002978 $0.931090	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 413,859.639 1,013,995.665
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.350765 $1.191151 $1.289479 $1.137604 $1.107212 $1.163152 $1.161350 $1.050752 $0.986736 $1.007920	$1.480337 $1.350765 $1.191151 $1.289479 $1.137604 $1.107212 $1.163152 $1.161350 $1.050752 $0.986736	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 9,027.685 426,857.029
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.078166 $0.939200 $1.092472 $0.921342 $0.933804 $0.975070 $1.006905 $0.917245 $0.835545 $0.925739	$1.205414 $1.078166 $0.939200 $1.092472 $0.921342 $0.933804 $0.975070 $1.006905 $0.917245 $0.835545	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 17,010.561 17,104.639
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.313515 $1.163622 $1.249082 $1.128008 $1.113780 $1.161630 $1.138317 $1.046565 $0.989269 $0.998799	$1.335814 $1.313515 $1.163622 $1.249082 $1.128008 $1.113780 $1.161630 $1.138317 $1.046565 $0.989269	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 421,016.513
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.322683 $1.207842 $1.283771 $1.184458 $1.165878 $1.202718 $1.170812 $1.116124 $1.072630 $1.065040	$1.354475 $1.322683 $1.207842 $1.283771 $1.184458 $1.165878 $1.202718 $1.170812 $1.116124 $1.072630	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.382042 $1.185749 $1.308652 $1.131591 $1.107530 $1.176003 $1.158801 $0.999482 $0.918034 $0.951266	$1.405870 $1.382042 $1.185749 $1.308652 $1.131591 $1.107530 $1.176003 $1.158801 $0.999482 $0.918034	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,355,737.959 463,518.460
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.115370 $9.034320 $10.036075 $9.138409 $9.327076 $9.894477 $9.998010	$10.514011 $10.115370 $9.034320 $10.036075 $9.138409 $9.327076 $9.894477	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$10.811880 $9.160133 $10.959618 $9.997890	$11.361109 $10.811880 $9.160133 $10.959618	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.891823 $1.595258 $1.700957 $1.530966 $1.457094 $1.493741 $1.384948 $1.204937 $1.098433 $1.084596	$2.134714 $1.891823 $1.595258 $1.700957 $1.530966 $1.457094 $1.493741 $1.384948 $1.204937 $1.098433	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.154202 $1.092684 $1.131135 $1.107340 $1.106997 $1.128280 $1.107861 $1.167289 $1.114428 $1.077556	$1.210034 $1.154202 $1.092684 $1.131135 $1.107340 $1.106997 $1.128280 $1.107861 $1.167289 $1.114428	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 317,212.857 328,287.611
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.185626 $1.092002 $1.152203 $1.056735 $1.054634 $1.106600 $1.094258 $1.047037 $1.004699 $1.000000	$1.234271 $1.185626 $1.092002 $1.152203 $1.056735 $1.054634 $1.106600 $1.094258 $1.047037 $1.004699	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA S&P 500 Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$13.143647 $10.302118 $11.126761 $9.997890	$15.113439 $13.143647 $10.302118 $11.126761	0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.960666 $1.700200 $1.862331 $1.650847 $1.620021 $1.639311 $1.568765 $1.382939 $1.250439 $1.322043	$2.089824 $1.960666 $1.700200 $1.862331 $1.650847 $1.620021 $1.639311 $1.568765 $1.382939 $1.250439	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.777914 $2.298984 $2.498188 $2.154747 $1.984479 $2.001565 $1.873544 $1.424018 $1.242655 $1.198425	$2.782592 $2.777914 $2.298984 $2.498188 $2.154747 $1.984479 $2.001565 $1.873544 $1.424018 $1.242655	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.639668 $2.771103 $2.770850 $2.152580 $2.151315 $1.985297 $1.784039 $1.332167 $1.167896 $1.241295	$4.808371 $3.639668 $2.771103 $2.770850 $2.152580 $2.151315 $1.985297 $1.784039 $1.332167 $1.167896	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.005783 $1.697516 $1.825993 $1.611731 $1.511299 $1.529203 $1.488655 $1.234823 $1.090524 $1.104500	$2.198487 $2.005783 $1.697516 $1.825993 $1.611731 $1.511299 $1.529203 $1.488655 $1.234823 $1.090524	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - The Bond Fund of AmericaSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.094044 $1.026440 $1.060838 $1.049872 $1.046286 $1.070554 $1.043320 $1.094065 $1.065422 $1.030171	$1.170123 $1.094044 $1.026440 $1.060838 $1.049872 $1.046286 $1.070554 $1.043320 $1.094065 $1.065422	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.869817 $2.251545 $2.316163 $1.852171 $1.735531 $1.666380 $1.575642 $1.242561 $1.081537 $1.159181	$4.253946 $2.869817 $2.251545 $2.316163 $1.852171 $1.735531 $1.666380 $1.575642 $1.242561 $1.081537	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.537564 $2.064059 $2.156581 $1.807838 $1.663084 $1.681866 $1.559727 $1.198698 $1.046994 $1.094182	$2.808274 $2.537564 $2.064059 $2.156581 $1.807838 $1.663084 $1.681866 $1.559727 $1.198698 $1.046994	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.360871 $1.136259 $1.342274 $1.042077 $1.032616 $1.109707 $1.169604 $0.986570 $0.858603 $1.023881	$1.511704 $1.360871 $1.136259 $1.342274 $1.042077 $1.032616 $1.109707 $1.169604 $0.986570 $0.858603	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.799381 $1.483108 $1.587946 $1.398904 $1.337636 $1.363495 $1.267830 $1.087314 $0.968862 $1.030532	$2.148140 $1.799381 $1.483108 $1.587946 $1.398904 $1.337636 $1.363495 $1.267830 $1.087314 $0.968862	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.633537 $2.831534 $3.103103 $2.610673 $2.478934 $2.525471 $2.313883 $1.807584 $1.592351 $1.675557	$4.625752 $3.633537 $2.831534 $3.103103 $2.610673 $2.478934 $2.525471 $2.313883 $1.807584 $1.592351	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.553206 $2.054903 $2.298692 $2.087353 $1.813985 $1.937846 $1.827469 $1.462504 $1.278295 $1.299135	$2.656524 $2.553206 $2.054903 $2.298692 $2.087353 $1.813985 $1.937846 $1.827469 $1.462504 $1.278295	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.523354 $2.690310 $2.764499 $2.097568 $2.133949 $2.042045 $1.881770 $1.415464 $1.265864 $1.295339	$4.944121 $3.523354 $2.690310 $2.764499 $2.097568 $2.133949 $2.042045 $1.881770 $1.415464 $1.265864	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.084228 $3.392130 $4.072212 $3.455848 $3.158516 $3.284679 $3.169095 $2.386072 $2.130925 $2.445238	$4.705738 $4.084228 $3.392130 $4.072212 $3.455848 $3.158516 $3.284679 $3.169095 $2.386072 $2.130925	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.148179 $2.401638 $2.978387 $2.558402 $2.395023 $2.530873 $2.430770 $1.910105 $1.537997 $1.729625	$3.324191 $3.148179 $2.401638 $2.978387 $2.558402 $2.395023 $2.530873 $2.430770 $1.910105 $1.537997	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.001054 $1.714666 $1.943087 $1.780772 $1.615525 $1.765263 $1.760102 $1.457955 $1.297074 $1.351386	$2.182699 $2.001054 $1.714666 $1.943087 $1.780772 $1.615525 $1.765263 $1.760102 $1.457955 $1.297074	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.400390 $1.234367 $1.319725 $1.230919 $1.104290 $1.215441 $1.188548 $1.067114 $0.969150 $0.968305	$1.378401 $1.400390 $1.234367 $1.319725 $1.230919 $1.104290 $1.215441 $1.188548 $1.067114 $0.969150	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.331151 $1.110995 $1.250036 $1.180187 $1.040215 $1.119412 $1.069028 $0.852636 $0.763581 $0.789334	$1.235576 $1.331151 $1.110995 $1.250036 $1.180187 $1.040215 $1.119412 $1.069028 $0.852636 $0.763581	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.199575 $1.649358 $1.755830 $1.413934 $1.417771 $1.384617 $1.309495 $0.958251 $1.000000	$3.053154 $2.199575 $1.649358 $1.755830 $1.413934 $1.417771 $1.384617 $1.309495 $0.958251	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$5.569438 $4.215478 $4.341896 $3.494806 $3.188970 $3.143878 $2.865403 $2.220014 $1.941523 $2.019455	$6.488607 $5.569438 $4.215478 $4.341896 $3.494806 $3.188970 $3.143878 $2.865403 $2.220014 $1.941523	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.273910 $1.807263 $1.990042 $1.606898 $1.614416 $1.694469 $1.617301 $1.291791 $1.102661 $1.311428	$2.662071 $2.273910 $1.807263 $1.990042 $1.606898 $1.614416 $1.694469 $1.617301 $1.291791 $1.102661	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.008908 $2.902910 $3.021984 $2.446942 $2.300639 $2.405182 $2.659871 $1.926801 $1.630592 $1.863598	$5.705228 $4.008908 $2.902910 $3.021984 $2.446942 $2.300639 $2.405182 $2.659871 $1.926801 $1.630592	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.043408 $1.740303 $1.891630 $1.727309 $1.623780 $1.670814 $1.579182 $1.360551 $1.254804 $1.263576	$2.187550 $2.043408 $1.740303 $1.891630 $1.727309 $1.623780 $1.670814 $1.579182 $1.360551 $1.254804	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.461588 $1.296311 $1.422941 $1.265267 $1.222482 $1.270108 $1.239002 $1.107778 $1.011666 $1.070072	$1.513465 $1.461588 $1.296311 $1.422941 $1.265267 $1.222482 $1.270108 $1.239002 $1.107778 $1.011666	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.920506 $0.836828 $1.012551 $0.887600 $0.847185 $0.926856 $1.066958 $0.887602 $0.768076 $0.879228	$0.889386 $0.920506 $0.836828 $1.012551 $0.887600 $0.847185 $0.926856 $1.066958 $0.887602 $0.768076	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.032939 $1.824726 $1.918909 $1.830866 $1.628547 $1.740860 $1.718925 $1.653817 $1.444951 $1.413954	$2.080193 $2.032939 $1.824726 $1.918909 $1.830866 $1.628547 $1.740860 $1.718925 $1.653817 $1.444951	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount Inception Date August 16, 2017	2020 2019 2018 2017	$2.439270 $2.013889 $2.328273 $2.166693	$2.209079 $2.439270 $2.013889 $2.328273	0.000 0.000 0.000 0.000
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.770887 $2.293864 $2.657510 $2.340896 $2.089701 $2.222953 $2.031580 $1.599576 $1.468172 $1.465861	$2.503035 $2.770887 $2.293864 $2.657510 $2.340896 $2.089701 $2.222953 $2.031580 $1.599576 $1.468172	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.145586 $1.101973 $1.127308 $1.126582 $1.150816 $1.179353 $1.155393 $1.212121 $1.182621 $1.127596	$1.216850 $1.145586 $1.101973 $1.127308 $1.126582 $1.150816 $1.179353 $1.155393 $1.212121 $1.182621	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.615209 $2.142246 $2.444212 $2.252206 $2.294250 $2.367672 $2.137899 $2.108886 $1.726413 $1.878958	$2.543405 $2.615209 $2.142246 $2.444212 $2.252206 $2.294250 $2.367672 $2.137899 $2.108886 $1.726413	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.814699 $0.819357 $0.831325 $0.850358 $0.869828 $0.889784 $0.910199 $0.931098 $0.952583 $0.974377	$0.798340 $0.814699 $0.819357 $0.831325 $0.850358 $0.869828 $0.889784 $0.910199 $0.931098 $0.952583	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock iShares Edge 40- Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.633116 $1.451478 $1.553855 $1.451322 $1.455640 $1.495389 $1.452017 $1.389691 $1.343934 $1.352264	$1.747303 $1.633116 $1.451478 $1.553855 $1.451322 $1.455640 $1.495389 $1.452017 $1.389691 $1.343934	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.876530 $1.640051 $1.755477 $1.607901 $1.567834 $1.605901 $1.563566 $1.423761 $1.324086 $1.305597	$2.076253 $1.876530 $1.640051 $1.755477 $1.607901 $1.567834 $1.605901 $1.563566 $1.423761 $1.324086	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA International Growth - Service Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.260360 $1.814991 $2.263275 $1.823189 $1.867512 $1.915116 $2.071239 $1.799183 $1.510396 $1.720944	$2.664367 $2.260360 $1.814991 $2.263275 $1.823189 $1.867512 $1.915116 $2.071239 $1.799183 $1.510396	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.542530 $1.295845 $1.326685 $1.162562 $1.142186 $1.167028 $1.107184 $0.951641 $0.865458 $0.992650	$1.723669 $1.542530 $1.295845 $1.326685 $1.162562 $1.142186 $1.167028 $1.107184 $0.951641 $0.865458	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.249470 $2.438370 $2.531680 $2.011618 $2.106282 $2.274442 $2.332856 $1.719024 $1.616887 $1.776941	$3.777774 $3.249470 $2.438370 $2.531680 $2.011618 $2.106282 $2.274442 $2.332856 $1.719024 $1.616887	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.731982 $1.560386 $1.667881 $1.515678 $1.486461 $1.553973 $1.559331 $1.462256 $1.395644 $1.394793	$1.883471 $1.731982 $1.560386 $1.667881 $1.515678 $1.486461 $1.553973 $1.559331 $1.462256 $1.395644	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.422058 $1.968631 $2.255634 $1.855204 $1.793371 $1.874302 $1.871797 $1.515039 $1.379172 $1.496046	$2.944347 $2.422058 $1.968631 $2.255634 $1.855204 $1.793371 $1.874302 $1.871797 $1.515039 $1.379172	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.202683 $1.881105 $2.076657 $1.777723 $1.711475 $1.796096 $1.793512 $1.541252 $1.428688 $1.495519	$2.468919 $2.202683 $1.881105 $2.076657 $1.777723 $1.711475 $1.796096 $1.793512 $1.541252 $1.428688	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.987442 $1.750028 $1.891711 $1.666462 $1.619565 $1.698897 $1.693769 $1.530219 $1.434869 $1.463531	$2.181285 $1.987442 $1.750028 $1.891711 $1.666462 $1.619565 $1.698897 $1.693769 $1.530219 $1.434869	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.068445 $1.009670 $1.033978 $1.022724 $1.025062 $1.045141 $1.017272 $1.063310 $1.038517 $1.000000	$1.119263 $1.068445 $1.009670 $1.033978 $1.022724 $1.025062 $1.045141 $1.017272 $1.063310 $1.038517	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.076853 $2.408487 $2.628399 $2.225373 $2.048581 $2.103156 $1.887821 $1.461560 $1.288043 $1.311394	$3.605032 $3.076853 $2.408487 $2.628399 $2.225373 $2.048581 $2.103156 $1.887821 $1.461560 $1.288043	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.088198 $0.946547 $1.099392 $0.925824 $0.936975 $0.976952 $1.007379 $0.916325 $0.833473 $0.922095	$1.218411 $1.088198 $0.946547 $1.099392 $0.925824 $0.936975 $0.976952 $1.007379 $0.916325 $0.833473	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.587622 $2.100986 $2.445380 $2.210005 $1.978259 $2.085045 $1.854985 $1.443428 $1.228247 $1.235071	$2.555605 $2.587622 $2.100986 $2.445380 $2.210005 $1.978259 $2.085045 $1.854985 $1.443428 $1.228247	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.210690 $1.106681 $1.169542 $1.102589 $1.082501 $1.111874 $1.070239 $1.039838 $0.989952 $1.000000	$1.326702 $1.210690 $1.106681 $1.169542 $1.102589 $1.082501 $1.111874 $1.070239 $1.039838 $0.989952	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.336151 $1.181952 $1.266890 $1.142414 $1.126348 $1.173021 $1.147789 $1.053722 $0.994571 $1.002699	$1.360822 $1.336151 $1.181952 $1.266890 $1.142414 $1.126348 $1.173021 $1.147789 $1.053722 $0.994571	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.342435 $1.224080 $1.299105 $1.196863 $1.176375 $1.211762 $1.177890 $1.121227 $1.075961 $1.066785	$1.376710 $1.342435 $1.224080 $1.299105 $1.196863 $1.176375 $1.211762 $1.177890 $1.121227 $1.075961	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.405950 $1.204498 $1.327378 $1.146105 $1.120091 $1.187601 $1.168512 $1.006375 $0.922983 $0.954989	$1.432282 $1.405950 $1.204498 $1.327378 $1.146105 $1.120091 $1.187601 $1.168512 $1.006375 $0.922983	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.238063 $3.511386 $3.375414 $2.410027 $2.528603 $2.320988 $2.244466 $1.552587 $1.378839 $1.500331	$9.002254 $4.238063 $3.511386 $3.375414 $2.410027 $2.528603 $2.320988 $2.244466 $1.552587 $1.378839	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.636783 $1.420837 $1.573620 $1.418338 $1.387600 $1.437166 $1.446249 $1.294176 $1.205154 $1.283132	$1.893395 $1.636783 $1.420837 $1.573620 $1.418338 $1.387600 $1.437166 $1.446249 $1.294176 $1.205154	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.552338 $2.149084 $2.288114 $2.056439 $1.954357 $2.000566 $1.852143 $1.609055 $1.464675 $1.444108	$2.884260 $2.552338 $2.149084 $2.288114 $2.056439 $1.954357 $2.000566 $1.852143 $1.609055 $1.464675	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.182091 $1.010459 $1.110903 $1.014282 $0.984578 $1.033548 $0.980531 $0.896845 $0.908646 $0.962297	$1.257881 $1.182091 $1.010459 $1.110903 $1.014282 $0.984578 $1.033548 $0.980531 $0.896845 $0.908646	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.113454 $0.968877 $1.045084 $0.968384 $0.943622 $0.985808 $0.927567 $0.877347 $0.884163 $0.977377	$1.196102 $1.113454 $0.968877 $1.045084 $0.968384 $0.943622 $0.985808 $0.927567 $0.877347 $0.884163	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.164471 $0.980005 $1.086116 $0.967569 $0.943786 $1.000062 $0.961585 $0.842170 $0.855730 $0.990425	$1.241775 $1.164471 $0.980005 $1.086116 $0.967569 $0.943786 $1.000062 $0.961585 $0.842170 $0.855730	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.341560 $1.268200 $1.310894 $1.281443 $1.279185 $1.301875 $1.276440 $1.342931 $1.280234 $1.236068	$1.408521 $1.341560 $1.268200 $1.310894 $1.281443 $1.279185 $1.301875 $1.276440 $1.342931 $1.280234	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PineBridge Inflation Opportunities - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.973687 $0.920570 $0.956644 $0.948874 $0.935083 $0.984829 $0.974558 $1.102224 $1.060897 $1.000000	$1.034544 $0.973687 $0.920570 $0.956644 $0.948874 $0.935083 $0.984829 $0.974558 $1.102224 $1.060897	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.164391 $1.070869 $1.128246 $1.033259 $1.029692 $1.078850 $1.065248 $1.017785 $0.975186 $1.000000	$1.213929 $1.164391 $1.070869 $1.128246 $1.033259 $1.029692 $1.078850 $1.065248 $1.017785 $0.975186	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.222186 $1.122801 $1.221467 $1.038594 $1.041928 $1.140424 $1.130212 $0.992384 $0.915081 $1.000000	$1.169883 $1.222186 $1.122801 $1.221467 $1.038594 $1.041928 $1.140424 $1.130212 $0.992384 $0.915081	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.194226 $1.099345 $1.173704 $1.039987 $1.041113 $1.112644 $1.098513 $1.011360 $0.955474 $1.000000	$1.205287 $1.194226 $1.099345 $1.173704 $1.039987 $1.041113 $1.112644 $1.098513 $1.011360 $0.955474	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 4, 1993	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.285821 $1.871604 $2.167122 $1.923348 $1.628628 $1.712929 $1.669951 $1.255790 $1.107211 $1.165962	$2.317981 $2.285821 $1.871604 $2.167122 $1.923348 $1.628628 $1.712929 $1.669951 $1.255790 $1.107211	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.530045 $3.500441 $3.862675 $3.238160 $2.984127 $2.988381 $2.877453 $2.048453 $1.815936 $1.829933	$5.460138 $4.530045 $3.500441 $3.862675 $3.238160 $2.984127 $2.988381 $2.877453 $2.048453 $1.815936	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.085323 $1.766886 $2.144378 $1.788326 $1.815439 $1.838103 $1.987309 $1.638577 $1.439800 $1.724012	$2.164841 $2.085323 $1.766886 $2.144378 $1.788326 $1.815439 $1.838103 $1.987309 $1.638577 $1.439800	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Initial Class Subaccount Inception Date October 25, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.297330 $1.678136 $1.713349 $1.356563 $1.349747 $1.292297 $1.189904 $0.918933 $0.830774 $0.882800	$3.083315 $2.297330 $1.678136 $1.713349 $1.356563 $1.349747 $1.292297 $1.189904 $0.918933 $0.830774	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class(14) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.602953 $2.638762 $2.700724 $2.143882 $2.138718 $2.052245 $1.894252 $1.466552 $1.329459 $1.415605	$4.822988 $3.602953 $2.638762 $2.700724 $2.143882 $2.138718 $2.052245 $1.894252 $1.466552 $1.329459	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.400271 $1.981594 $2.148007 $1.848196 $1.698000 $1.708430 $1.595250 $1.209535 $1.052896 $1.012949	$2.410208 $2.400271 $1.981594 $2.148007 $1.848196 $1.698000 $1.708430 $1.595250 $1.209535 $1.052896	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.119042 $2.368912 $2.362880 $1.831173 $1.825631 $1.680625 $1.506565 $1.122223 $0.981427 $1.040564	$4.130646 $3.119042 $2.368912 $2.362880 $1.831173 $1.825631 $1.680625 $1.506565 $1.122223 $0.981427	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.309934 $2.573065 $2.812908 $2.360769 $2.236170 $2.272578 $2.077095 $1.618641 $1.422407 $1.493081	$4.224092 $3.309934 $2.573065 $2.812908 $2.360769 $2.236170 $2.272578 $2.077095 $1.618641 $1.422407	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.204083 $1.769581 $1.974662 $1.788744 $1.550695 $1.652532 $1.554594 $1.241082 $1.082104 $1.097058	$2.298896 $2.204083 $1.769581 $1.974662 $1.788744 $1.550695 $1.652532 $1.554594 $1.241082 $1.082104	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.848048 $2.169356 $2.223712 $1.683145 $1.708161 $1.630606 $1.498951 $1.124757 $1.003412 $1.024276	$4.006284 $2.848048 $2.169356 $2.223712 $1.683145 $1.708161 $1.630606 $1.498951 $1.124757 $1.003412	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.546511 $2.938332 $3.518760 $2.978900 $2.715974 $2.817555 $2.711766 $2.036752 $1.814490 $2.077047	$4.096201 $3.546511 $2.938332 $3.518760 $2.978900 $2.715974 $2.817555 $2.711766 $2.036752 $1.814490	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.559592 $1.947856 $2.409682 $2.064851 $1.928277 $2.032676 $1.947523 $1.526626 $1.226212 $1.375631	$2.709305 $2.559592 $1.947856 $2.409682 $2.064851 $1.928277 $2.032676 $1.947523 $1.526626 $1.226212	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.444476 $1.270122 $1.354608 $1.260372 $1.127955 $1.238452 $1.208086 $1.082009 $0.980277 $0.977035	$1.425270 $1.444476 $1.270122 $1.354608 $1.260372 $1.127955 $1.238452 $1.208086 $1.082009 $0.980277	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.373071 $1.143177 $1.283083 $1.208434 $1.062523 $1.140620 $1.086619 $0.864540 $0.772338 $0.796441	$1.277609 $1.373071 $1.143177 $1.283083 $1.208434 $1.062523 $1.140620 $1.086619 $0.864540 $0.772338	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.241269 $1.676516 $1.780343 $1.430186 $1.430572 $1.393695 $1.314867 $0.959848 $1.000000	$3.118636 $2.241269 $1.676516 $1.780343 $1.430186 $1.430572 $1.393695 $1.314867 $0.959848	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.856264 $3.666708 $3.767387 $3.025002 $2.753564 $2.707991 $2.462098 $1.902897 $1.660099 $1.722514	$5.671581 $4.856264 $3.666708 $3.767387 $3.025002 $2.753564 $2.707991 $2.462098 $1.902897 $1.660099	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.806024 $1.431888 $1.572828 $1.266923 $1.269745 $1.329455 $1.265807 $1.008569 $0.858793 $1.018901	$2.119487 $1.806024 $1.431888 $1.572828 $1.266923 $1.269745 $1.329455 $1.265807 $1.008569 $0.858793	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.202561 $2.313368 $2.402339 $1.940472 $1.820010 $1.898059 $2.093911 $1.513125 $1.277365 $1.456348	$4.568836 $3.202561 $2.313368 $2.402339 $1.940472 $1.820010 $1.898059 $2.093911 $1.513125 $1.277365	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.974472 $1.677483 $1.818862 $1.656810 $1.553726 $1.594824 $1.503672 $1.292335 $1.188962 $1.194347	$2.118932 $1.974472 $1.677483 $1.818862 $1.656810 $1.553726 $1.594824 $1.503672 $1.292335 $1.188962	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.949485 $0.861071 $1.039335 $0.908864 $0.865360 $0.944425 $1.084523 $0.900007 $0.776893 $0.887144	$0.919626 $0.949485 $0.861071 $1.039335 $0.908864 $0.865360 $0.944425 $1.084523 $0.900007 $0.776893	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.316829 $2.070100 $2.163634 $2.054907 $1.818015 $1.937086 $1.901173 $1.820088 $1.582695 $1.541541	$2.384740 $2.316829 $2.070100 $2.163634 $2.054907 $1.818015 $1.937086 $1.901173 $1.820088 $1.582695	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.453491 $2.020679 $2.330395 $2.042500 $1.813749 $1.919946 $1.746736 $1.368617 $1.250246 $1.241859	$2.227398 $2.453491 $2.020679 $2.330395 $2.042500 $1.813749 $1.919946 $1.746736 $1.368617 $1.250246	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.310028 $1.254104 $1.276669 $1.269048 $1.291117 $1.316279 $1.283510 $1.339783 $1.300515 $1.233305	$1.398929 $1.310028 $1.254104 $1.276669 $1.269048 $1.291117 $1.316279 $1.283510 $1.339783 $1.300515	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.765506 $2.254312 $2.559001 $2.345797 $2.378873 $2.442350 $2.194708 $2.155723 $1.756553 $1.901584	$2.701392 $2.765506 $2.254312 $2.559001 $2.345797 $2.378873 $2.442350 $2.194708 $2.155723 $1.756553	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Initial Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.863471 $0.864119 $0.866289 $0.883955 $0.901979 $0.920422 $0.939244 $0.958448 $0.978153 $0.998096	$0.848568 $0.863471 $0.864119 $0.866289 $0.883955 $0.901979 $0.920422 $0.939244 $0.958448 $0.978153	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock iShares Edge 40 - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.709116 $1.512617 $1.610443 $1.497468 $1.494842 $1.526644 $1.475883 $1.405201 $1.351179 $1.354248	$1.836365 $1.709116 $1.512617 $1.610443 $1.497468 $1.494842 $1.526644 $1.475883 $1.405201 $1.351179	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.605734 $1.399952 $1.494791 $1.365804 $1.328529 $1.357460 $1.318454 $1.197634 $1.111050 $1.092869	$1.780988 $1.605734 $1.399952 $1.494791 $1.365804 $1.328529 $1.357460 $1.318454 $1.197634 $1.111050	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA International Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.893922 $1.513714 $1.877340 $1.505516 $1.535100 $1.565387 $1.684650 $1.455806 $1.216304 $1.379994	$2.243709 $1,893922 $1.513714 $1.877340 $1.505516 $1.535100 $1.565387 $1.684650 $1.455806 $1.216304	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.688637 $2.006980 $2.073637 $1.640200 $1.708653 $1.836082 $1.873452 $1.374025 $1.285608 $1.406270	$3.140569 $2.688637 $2.006980 $2.073637 $1.640200 $1.708653 $1.836082 $1.873452 $1.374025 $1.285608	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.752277 $1.569944 $1.668699 $1.509456 $1.472254 $1.532427 $1.530345 $1.427973 $1.356219 $1.348157	$1.914051 $1.752277 $1.569944 $1.668699 $1.509456 $1.472254 $1.532427 $1.530345 $1.427973 $1.356219	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.170608 $1.757301 $2.001595 $1.638803 $1.576501 $1.640491 $1.629646 $1.311439 $1.188718 $1.282529	$2.653204 $2.170608 $1.757301 $2.001595 $1.638803 $1.576501 $1.640491 $1.629646 $1.311439 $1.188718	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.069853 $1.760074 $1.933032 $1.646885 $1.577292 $1.646394 $1.638016 $1.400187 $1.291539 $1.345027	$2.333868 $2.069853 $1.760074 $1.933032 $1.646885 $1.577292 $1.646394 $1.638016 $1.400187 $1.291539	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.939445 $1.700048 $1.828867 $1.602378 $1.548949 $1.616712 $1.605444 $1.443478 $1.346197 $1.365731	$2.140041 $1.939445 $1.700048 $1.828867 $1.602378 $1.548949 $1.616712 $1.605444 $1.443478 $1.346197	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.780588 $2.165519 $2.351548 $1.980630 $1.815084 $1.853665 $1.656664 $1.275757 $1.119062 $1.133581	$3.274185 $2.780588 $2.165519 $2.351548 $1.980630 $1.815084 $1.853665 $1.656664 $1.275757 $1.119062	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.125228 $0.976371 $1.131238 $0.950329 $0.959431 $0.997921 $1.026472 $0.931412 $0.845113 $0.932693	$1.262959 $1.125228 $0.976371 $1.131238 $0.950329 $0.959431 $0.997921 $1.026472 $0.931412 $0.845113	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.652437 $2.148350 $2.494351 $2.248777 $2.008067 $2.111290 $1.873752 $1.454481 $1.234613 $1.238443	$2.626019 $2.652437 $2.148350 $2.494351 $2.248777 $2.008067 $2.111290 $1.873752 $1.454481 $1.234613	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.247712 $1.097084 $1.158088 $1.069800 $1.099032 $1.145346 $1.077432 $1.005271 $1.000000	$1.215931 $1.247712 $1.097084 $1.158088 $1.069800 $1.099032 $1.145346 $1.077432 $1.005271	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.314110 $1.147887 $1.229752 $1.108479 $1.142441 $1.201301 $1.133250 $1.000348 $1.000000	$1.259809 $1.314110 $1.147887 $1.229752 $1.108479 $1.142441 $1.201301 $1.133250 $1.000348	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.471027 $1.298080 $1.387945 $1.248525 $1.227965 $1.275725 $1.245227 $1.140391 $1.073726 $1.079859	$1.501863 $1.471027 $1.298080 $1.387945 $1.248525 $1.227965 $1.275725 $1.245227 $1.140391 $1.073726	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.376101 $1.251712 $1.325171 $1.217895 $1.194129 $1.227044 $1.189834 $1.129832 $1.081544 $1.069707	$1.414697 $1.376101 $1.251712 $1.325171 $1.217895 $1.194129 $1.227044 $1.189834 $1.129832 $1.081544	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.664427 $1.422454 $1.563713 $1.346882 $1.313109 $1.388844 $1.363186 $1.171166 $1.071485 $1.105944	$1.699761 $1.664427 $1.422454 $1.563713 $1.346882 $1.313109 $1.388844 $1.363186 $1.171166 $1.071485	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.363611 $1.173517 $1.231311 $1.134082 $1.111040 $1.171809 $1.106791 $0.988214 $1.000000	$1.607853 $1.363611 $1.173517 $1.231311 $1.134082 $1.111040 $1.171809 $1.106791 $0.988214	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.660088 $3.018541 $2.887808 $2.052163 $2.142621 $1.955974 $1.883015 $1.296183 $1.144880 $1.240333	$7.814309 $3.660088 $3.018541 $2.887808 $2.052163 $2.142621 $1.955974 $1.883015 $1.296183 $1.144880	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.640697 $2.213075 $2.344489 $2.096093 $1.982814 $2.019130 $1.859526 $1.606907 $1.456897 $1.429019	$2.999019 $2.640697 $2.213075 $2.344489 $2.096093 $1.982814 $2.019130 $1.859526 $1.606907 $1.456897	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date September 17, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.329174 $1.133417 $1.243021 $1.132148 $1.096316 $1.148026 $1.086478 $0.991308 $1.000000	$1.417852 $1.329174 $1.133417 $1.243021 $1.132148 $1.096316 $1.148026 $1.086478 $0.991308	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date September 17, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.283531 $1.114135 $1.198811 $1.108130 $1.077165 $1.122567 $1.053664 $0.994180 $1.000000	$1.382166 $1.283531 $1.114135 $1.198811 $1.108130 $1.077165 $1.122567 $1.053664 $0.994180	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date September 17, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.387120 $1.164538 $1.287448 $1.144123 $1.113284 $1.176783 $1.128737 $0.986143 $1.000000	$1.482822 $1.387120 $1.164538 $1.287448 $1.144123 $1.113284 $1.176783 $1.128737 $0.986143	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.556043 $1.464714 $1.504765 $1.464004 $1.454497 $1.474146 $1.437198 $1.504982 $1.428177 $1.371400	$1.641961 $1.556043 $1.464714 $1.504765 $1.464004 $1.454497 $1.474146 $1.437198 $1.504982 $1.428177	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.180675 $1.083189 $1.138418 $1.040023 $1.033908 $1.080623 $1.064394 $1.014482 $1.000000	$1.233927 $1.180675 $1.083189 $1.138418 $1.040023 $1.033908 $1.080623 $1.064394 $1.014482	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.277807 $1.171028 $1.270809 $1.077916 $1.078749 $1.177840 $1.164433 $1.019941 $1.000000	$1.226125 $1.277807 $1.171028 $1.270809 $1.077916 $1.078749 $1.177840 $1.164433 $1.019941	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.220404 $1.120703 $1.193574 $1.055021 $1.053592 $1.123243 $1.106265 $1.016011 $1.000000	$1.234715 $1.220404 $1.120703 $1.193574 $1.055021 $1.053592 $1.123243 $1.106265 $1.016011	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.440378 $3.617036 $4.169398 $3.681948 $3.101911 $3.247100 $3.149129 $2.357463 $2.067284 $2.167177	$4.526946 $4.440378 $3.617036 $4.169398 $3.681948 $3.101911 $3.247100 $3.149129 $2.357463 $2.067284	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.767175 $2.895519 $3.180485 $2.651755 $2.432983 $2.423880 $2.321531 $1.644388 $1.450644 $1.455682	$4.561291 $3.767175 $2.895519 $3.180485 $2.651755 $2.432983 $2.423880 $2.321531 $1.644388 $1.450644	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.844178 $1.554538 $1.878126 $1.559268 $1.574197 $1.585601 $1.706594 $1.400618 $1.224370 $1.457831	$1.925339 $1.844178 $1.554538 $1.878126 $1.559268 $1.574197 $1.585601 $1.706594 $1.400618 $1.224370	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.489868 $2.543028 $2.590012 $2.045678 $2.030433 $1.939259 $1.781237 $1.372240 $1.237543 $1.311824	$4.695320 $3.489868 $2.543028 $2.590012 $2.045678 $2.030433 $1.939259 $1.781237 $1.372240 $1.237543	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.025809 $1.751547 $1.912919 $1.690739 $1.654327 $1.669132 $1.592625 $1.399856 $1.262014 $1.330376	$2.165596 $2.025809 $1.751547 $1.912919 $1.690739 $1.654327 $1.669132 $1.592625 $1.399856 $1.262014	0.000 0.000 0.000 0.000 0.000 0.000 60,562.823 245,262.879 337,480.036 363,877.726
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.917400 $2.407339 $2.608220 $2.243084 $2.059804 $2.071465 $1.933294 $1.465123 $1.274754 $1.225782	$2.930913 $2.917400 $2.407339 $2.608220 $2.243084 $2.059804 $2.071465 $1.933294 $1.465123 $1.274754	0.000 0.000 0.000 0.000 0.000 1,249.361 6,370.204 25,704.889 26,251.684 59,933.524
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.822308 $2.901628 $2.892812 $2.240766 $2.232891 $2.054540 $1.840855 $1.370558 $1.198015 $1.269578	$5.064499 $3.822308 $2.901628 $2.892812 $2.240766 $2.232891 $2.054540 $1.840855 $1.370558 $1.198015	0.000 0.000 0.000 0.000 0.000 0.000 0.000 40,598.369 53,364.972 53,883.428
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.066145 $1.743487 $1.869921 $1.645687 $1.538650 $1.552319 $1.506733 $1.246157 $1.097305 $1.108122	$2.271295 $2.066145 $1.743487 $1.869921 $1.645687 $1.538650 $1.552319 $1.506733 $1.246157 $1.097305	0.000 0.000 0.000 0.000 0.000 1,936.519 244,720.654 616,091.722 363,634.860 399,555.105
American Funds - The Bond Fund of AmericaSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.126938 $1.054216 $1.086345 $1.071981 $1.065205 $1.086716 $1.055974 $1.104093 $1.072026 $1.033538	$1.208849 $1.126938 $1.054216 $1.086345 $1.071981 $1.065205 $1.086716 $1.055974 $1.104093 $1.072026	0.000 0.000 0.000 0.000 7,129.967 30,758.766 67,547.558 196,493.649 311,630.059 271,435.858
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.956168 $2.312512 $2.371878 $1.891209 $1.766943 $1.691580 $1.594788 $1.253982 $1.088270 $1.162985	$4.394784 $2.956168 $2.312512 $2.371878 $1.891209 $1.766943 $1.691580 $1.594788 $1.253982 $1.088270	0.000 0.000 0.000 0.000 0.000 9,906.878 9,940.815 50,247.444 46,852.151 41,038.620

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.613832 $2.119874 $2.208384 $1.845868 $1.693134 $1.707247 $1.578646 $1.209692 $1.053486 $1.097757	$2.901161 $2.613832 $2.119874 $2.208384 $1.845868 $1.693134 $1.707247 $1.578646 $1.209692 $1.053486	0.000 0.000 0.000 0.000 7,650.508 18,333.435 18,420.277 24,466.380 18,383.823 7,905.858
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.401847 $1.167043 $1.374578 $1.064037 $1.051313 $1.126493 $1.183816 $0.995631 $0.863939 $1.027239	$1.561797 $1.401847 $1.167043 $1.374578 $1.064037 $1.051313 $1.126493 $1.183816 $0.995631 $0.863939	0.000 0.000 0.000 0.000 0.000 12,946.734 12,990.981 40,716.091 19,754.492 6,666.278
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.862136 $1.530334 $1.633680 $1.434997 $1.368136 $1.390498 $1.289153 $1.102363 $0.979368 $1.038655	$2.229587 $1.862136 $1.530334 $1.633680 $1.434997 $1.368136 $1.390498 $1.289153 $1.102363 $0.979368	0.000 0.000 0.000 0.000 0.000 0.000 57,824.666 261,263.794 267,630.442 326,248.227
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.815928 $2.964955 $3.239733 $2.717662 $2.572972 $2.613586 $2.387601 $1.859698 $1.633434 $1.713753	$4.872224 $3.815928 $2.964955 $3.239733 $2.717662 $2.572972 $2.613586 $2.387601 $1.859698 $1.633434	0.000 0.000 0.000 0.000 5,120.961 13,517.934 26,077.949 109,059.350 96,861.049 131,111.092
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.681385 $2.151731 $2.399917 $2.172898 $1.882810 $2.005473 $1.885699 $1.504685 $1.311282 $1.328759	$2.798112 $2.681385 $2.151731 $2.399917 $2.172898 $1.882810 $2.005473 $1.885699 $1.504685 $1.311282	0.000 0.000 0.000 0.000 0.000 0.000 11,623.077 39,563.698 40,041.672 44,423.073
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.700109 $2.816992 $2.886142 $2.183468 $2.214842 $2.113239 $1.941679 $1.456242 $1.298500 $1.324847	$5.207417 $3.700109 $2.816992 $2.886142 $2.183468 $2.214842 $2.113239 $1.941679 $1.456242 $1.298500	0.000 0.000 0.000 0.000 0.000 0.000 18,135.749 54,620.705 69,646.166 82,426.511

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.289303 $3.552012 $4.251565 $3.597527 $3.278395 $3.399346 $3.270105 $2.454908 $2.185936 $2.501006	$4.956557 $4.289303 $3.552012 $4.251565 $3.597527 $3.278395 $3.399346 $3.270105 $2.454908 $2.185936	0.000 0.000 0.000 0.000 0.000 0.000 15,824.179 19,945.182 26,429.487 29,397.521
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.306131 $2.514748 $3.109462 $2.663184 $2.485829 $2.619123 $2.508153 $1.965138 $1.577656 $1.769039	$3.501246 $3.306131 $2.514748 $3.109462 $2.663184 $2.485829 $2.619123 $2.508153 $1.965138 $1.577656	0.000 0.000 0.000 0.000 5,235.215 8,097.766 16,729.481 27,411.121 29,712.031 71,985.119
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.067527 $1.766429 $1.995836 $1.823777 $1.649699 $1.797323 $1.786825 $1.475758 $1.309051 $1.359873	$2.261846 $2.067527 $1.766429 $1.995836 $1.823777 $1.649699 $1.797323 $1.786825 $1.475758 $1.309051	0.000 0.000 0.000 0.000 0.000 0.000 18,408.230 87,150.167 332,353.663 367,376.766
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.453489 $1.277419 $1.361728 $1.266382 $1.132780 $1.243139 $1.212049 $1.085023 $0.982521 $0.978794	$1.434864 $1.453489 $1.277419 $1.361728 $1.266382 $1.132780 $1.243139 $1.212049 $1.085023 $0.982521	0.000 0.000 0.000 0.000 0.000 0.000 229,677.022 306,207.774 532,452.950 613,275.675
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.381611 $1.149722 $1.289797 $1.214169 $1.067040 $1.144910 $1.090162 $0.866941 $0.774108 $0.797876	$1.286183 $1.381611 $1.149722 $1.289797 $1.214169 $1.067040 $1.144910 $1.090162 $0.866941 $0.774108	0.000 0.000 0.000 0.000 0.000 0.000 0.000 47,202.742 49,378.036 102,618.677
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.249731 $1.682019 $1.785309 $1.433482 $1.433164 $1.395539 $1.315956 $0.960163 $1.000000	$3.131952 $2.249731 $1.682019 $1.785309 $1.433482 $1.433164 $1.395539 $1.315956 $0.960163	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 5,887.222

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$5.848971 $4.414081 $4.533044 $3.638007 $3.309946 $3.253573 $2.956683 $2.284024 $1.991619 $2.065498	$6.834308 $5.848971 $4.414081 $4.533044 $3.638007 $3.309946 $3.253573 $2.956683 $2.284024 $1.991619	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 10,097.410
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.338062 $1.892434 $2.077676 $1.672758 $1.675672 $1.753606 $1.668837 $1.329046 $1.131125 $1.341342	$2.803929 $2.388062 $1.892434 $2.077676 $1.672758 $1.675672 $1.753606 $1.668837 $1.329046 $1.131125	0.000 0.000 0.000 0.000 0.000 0.000 13,785.189 22,595.471 35,966.172 48,347.721
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.210033 $3.039619 $3.154957 $2.547148 $2.387860 $2.489036 $2.744527 $1.982307 $1.672619 $1.906034	$6.009067 $4.210033 $3.039619 $3.154957 $2.547148 $2.387860 $2.489036 $2.744527 $1.982307 $1.672619	0.000 0.000 0.000 0.000 0.000 0.000 0.000 42,553.658 50,833.855 68,182.373
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.146010 $1.822328 $1.974942 $1.798103 $1.685388 $1.729125 $1.629499 $1.399786 $1.287179 $1.292390	$2.304145 $2.146010 $1.822328 $1.974942 $1.798103 $1.685388 $1.729125 $1.629499 $1.399786 $1.287179	0.000 0.000 0.000 0.000 0.000 0.000 0.000 32,769.857 51,111.958 92,054.707
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.505588 $1.331424 $1.457178 $1.291933 $1.244607 $1.289313 $1.254053 $1.117951 $1.017960 $1.073573	$1.563597 $1.505588 $1.331424 $1.457178 $1.291933 $1.244607 $1.289313 $1.254053 $1.117951 $1.017960	0.000 0.000 0.000 0.000 0.000 0.000 30,703.945 294,757.632 266,864.001 267,891.252
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.955426 $0.866027 $1.044795 $0.913191 $0.869050 $0.947986 $1.088080 $0.902519 $0.778682 $0.888745	$0.925837 $0.955426 $0.866027 $1.044795 $0.913191 $0.869050 $0.947986 $1.088080 $0.902519 $0.778682	0.000 0.000 0.000 0.000 0.000 4,888.550 9,707.539 41,667.225 81,311.822 187,795.451

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA 60/40 Allocation - Service Class Subaccount Inception Date May 1, 2018	2020 2019 2018	$1.121332 $0.952090 $0.998912	$1.236397 $1.121332 $0.952090	0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.134949 $1.910677 $2.003369 $1.905875 $1.690307 $1.801578 $1.773664 $1.701475 $1.482204 $1.446171	$2.190998 $2.134949 $1.910677 $2.003369 $1.905875 $1.690307 $1.801578 $1.773664 $1.701475 $1.482204	0.000 0.000 0.000 0.000 0.000 3,833.654 9,214.804 65,598.706 152,044.124 227,263.178
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount Inception Date August 16, 2017	2020 2019 2018 2017	$2.474934 $2.037341 $2.348444 $2.183096	$2.247980 $2.474934 $2.037341 $2.348444	0.000 0.000 0.000 0.000
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.909953 $2.401936 $2.774500 $2.436815 $2.168963 $2.300497 $2.096289 $1.645690 $1.506038 $1.499261	$2.636393 $2.909953 $2.401936 $2.774500 $2.436815 $2.168963 $2.300497 $2.096289 $1.645690 $1.506038	0.000 0.000 0.000 0.000 5,876.012 6,032.157 55,202.990 133,807.362 159,845.178 251,742.450
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.203157 $1.153963 $1.177010 $1.172804 $1.194522 $1.220554 $1.192252 $1.247108 $1.213163 $1.153327	$1.281767 $1.203157 $1.153963 $1.177010 $1.172804 $1.194522 $1.220554 $1.192252 $1.247108 $1.213163	0.000 0.000 0.000 0.000 6,485.180 6,990.537 46,250.706 155,732.767 114,907.730 402,875.104
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.203157 $1.153963 $1.177010 $1.172804 $1.194522 $1.220554 $1.192252 $1.247108 $1.213163 $1.153327	$1.281767 $1.203157 $1.153963 $1.177010 $1.172804 $1.194522 $1.220554 $1.192252 $1.247108 $1.213163	0.000 0.000 0.000 0.000 0.000 0.000 0.000 39,067.695 97,861.531 470,400.071
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2020 2019 2018 2017 2016 2015	$11.868061 $10.275641 $11.130350 $9.903918 $9.492901 $9.999457	$12.134575 $11.868061 $10.275641 $11.130350 $9.903918 $9.492901	0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.746457 $2.243162 $2.551796 $2.344467 $2.381251 $2.450251 $2.205984 $2.169653 $1.770920 $1.921752	$2.678911 $2.746457 $2.243162 $2.551796 $2.344467 $2.381251 $2.450251 $2.205984 $2.169653 $1.770920	0.000 0.000 0.000 0.000 5,187.132 6,973.374 9,122.159 34,913.326 38,233.178 66,557.596
TA BlackRock Government Money Market - Service Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.855610 $0.857982 $0.867975 $0.885241 $0.902849 $0.920859 $0.939231 $0.957970 $0.977190 $0.996632	$0.840874 $0.855610 $0.857982 $0.867975 $0.885241 $0.902849 $0.920859 $0.939231 $0.957970 $0.977190	0.000 0.000 0.000 0.000 7,981.342 225,770.001 970,640.600 113,999.812 189,563.005 673,707.215
TA BlackRock iShares Edge 40- Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.715052 $1.519819 $1.622217 $1.510755 $1.510827 $1.547539 $1.498245 $1.429746 $1.378584 $1.383060	$1.840354 $1.715052 $1.519819 $1.622217 $1.510755 $1.510827 $1.547539 $1.498245 $1.429746 $1.378584	0.000 0.000 0.000 0.000 17,086.460 26,216.820 211,757.249 581,557.277 643,148.320 537,145.610
TA BlackRock iShares Edge 50 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$12.148930 $10.679382 $11.187741 $10.111778 $9.998377	$13.068859 $12.148930 $10.679382 $11.187741 $10.111778	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 75 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$13.078831 $11.091317 $11.774836 $10.180726 $9.998377	$14.137994 $13.078831 $11.091317 $11.774836 $10.180726	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$14.279601 $11.691544 $12.597600 $10.426903 $9.998377	$15.382812 $14.279601 $11.691544 $12.597600 $10.426903	0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.936287 $1.687318 $1.800746 $1.644546 $1.598882 $1.632886 $1.585178 $1.439207 $1.334505 $1.312019	$2.148679 $1.936287 $1.687318 $1.800746 $1.644546 $1.598882 $1.632886 $1.585178 $1.439207 $1.334505	0.000 0.000 0.000 0.000 56,561.520 127,668.425 228,417.833 650,897.400 908,159.310 807,395.544

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Growth - Service Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.373799 $1.900487 $2.362886 $1.897863 $1.938312 $1.981898 $2.137183 $1.851021 $1.549329 $1.760129	$2.806307 $2.373799 $1.900487 $2.362886 $1.897863 $1.938312 $1.981898 $2.137183 $1.851021 $1.549329	0.000 0.000 0.000 0.000 0.000 0.000 0.000 7,128.697 10,302.148 6,190.182
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.589045 $1.331013 $1.358669 $1.187114 $1.162899 $1.184710 $1.120658 $0.960410 $0.870855 $0.995916	$1.780872 $1.589045 $1.331013 $1.358669 $1.187114 $1.162899 $1.184710 $1.120658 $0.960410 $0.870855	0.000 0.000 0.000 0.000 16,291.653 59,625.383 79,642.293 251,263.537 210,629.999 226,873.650
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.412596 $2.553283 $2.643175 $2.094075 $2.186205 $2.353824 $2.407199 $1.768610 $1.658628 $1.817472	$3.979091 $3.412596 $2.553283 $2.643175 $2.094075 $2.186205 $2.353824 $2.407199 $1.768610 $1.658628	0.000 0.000 0.000 0.000 0.000 0.000 4,928.799 65,928.354 64,195.169 74,662.312
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.818932 $1.633919 $1.741330 $1.577795 $1.542866 $1.608221 $1.609026 $1.504440 $1.431668 $1.426614	$1.983844 $1.818932 $1.633919 $1.741330 $1.577795 $1.542866 $1.608221 $1.609026 $1.504440 $1.431668	0.000 0.000 0.000 0.000 58,881.280 116,250.584 313,047.368 1,237,252.021 2,657,882.571 4,197,895.985
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.543628 $2.061386 $2.354931 $1.931219 $1.861397 $1.939695 $1.931415 $1.558709 $1.414746 $1.530148	$3.101221 $2.543628 $2.061386 $2.354931 $1.931219 $1.861397 $1.939695 $1.931415 $1.558709 $1.414746	0.000 0.000 0.000 0.000 0.000 7,441.570 88,650.977 230,809.927 240,111.717 260,999.898
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.313331 $1.969808 $2.168158 $1.850616 $1.776448 $1.858813 $1.850702 $1.585737 $1.465576 $1.529645	$2.600559 $2.313331 $1.969808 $2.168158 $1.850616 $1.776448 $1.858813 $1.850702 $1.585737 $1.465576	0.000 0.000 0.000 0.000 28,372.048 50,690.434 605,056.980 1,763,984.107 5,652,130.815 10,718,247.125

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.087162 $1.832447 $1.974966 $1.734723 $1.680974 $1.758135 $1.747696 $1.574321 $1.471873 $1.496877	$2.297473 $2.087162 $1.832447 $1.974966 $1.734723 $1.680974 $1.758135 $1.747696 $1.574321 $1.471873	0.000 0.000 0.000 0.000 20,747.493 67,009.340 1,007,084.616 2,243,775.898 4,758,048.192 7,910,917.190
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.096005 $1.032680 $1.054423 $1.039888 $1.039212 $1.056467 $1.025286 $1.068543 $1.040550 $1.000000	$1.151510 $1.096005 $1.032680 $1.054423 $1.039888 $1.039212 $1.056467 $1.025286 $1.068543 $1.040550	0.000 0.000 0.000 0.000 0.000 16,575.360 112,283.831 116,574.772 151,637.916 99,455.338
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 2, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.231299 $2.521968 $2.744115 $2.316560 $2.126300 $2.176543 $1.947962 $1.503707 $1.321284 $1.341301	$3.797118 $3.231299 $2.521968 $2.744115 $2.316560 $2.126300 $2.176543 $1.947962 $1.503707 $1.321284	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 7,513.629 7,821.188
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.132807 $0.982462 $1.137742 $0.955325 $0.964004 $1.002193 $1.030359 $0.934481 $0.847472 $0.934834	$1.272091 $1.132807 $0.982462 $1.137742 $0.955325 $0.964004 $1.002193 $1.030359 $0.934481 $0.847472	0.000 0.000 0.000 0.000 17,246.509 19,046.225 474,565.481 786,394.216 1,176,675.501 1,852,252.336
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.665674 $2.158007 $2.504332 $2.256674 $2.014122 $2.116612 $1.877556 $1.456707 $1.235895 $1.239127	$2.640420 $2.665674 $2.158007 $2.504332 $2.256674 $2.014122 $2.116612 $1.877556 $1.456707 $1.235895	0.000 0.000 0.000 0.000 0.000 0.000 0.000 47,656.270 33,107.219 32,000.419
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.241907 $1.131890 $1.192665 $1.121096 $1.097460 $1.123925 $1.078660 $1.044944 $0.991877 $1.000000	$1.364912 $1.241907 $1.131890 $1.192665 $1.121096 $1.097460 $1.123925 $1.078660 $1.044944 $0.991877	0.000 0.000 0.000 0.000 166,530.117 201,646.504 253,722.511 320,710.790 134,769.415 21,032.357

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.252439 $1.100685 $1.161314 $1.072244 $1.100996 $1.146831 $1.078303 $1.005607 $1.000000	$1.221136 $1.252439 $1.100685 $1.161314 $1.072244 $1.100996 $1.146831 $1.078303 $1.005607	0.000 0.000 0.000 0.000 7,247.406 7,474.169 9,396.120 9,877.384 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.319088 $1.151668 $1.233179 $1.111032 $1.144511 $1.202879 $1.134178 $1.000675 $1.000000	$1.265205 $1.319088 $1.151668 $1.233179 $1.111032 $1.144511 $1.202879 $1.134178 $1.000675	0.000 0.000 0.000 0.000 0.000 16,019.953 33,567.793 73,201.228 15,144.491
TA Madison Diversified Income - Service Class Subaccount Inception Date June 1, 2017	2020 2019 2018 2017	$1.413524 $1.254362 $1.289311 $1.236716	$1.496027 $1.413524 $1.254362 $1.289311	0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.382743 $1.219579 $1.303366 $1.171876 $1.152020 $1.196238 $1.167073 $1.068293 $1.005354 $1.010594	$1.412418 $1.382743 $1.219579 $1.303366 $1.171876 $1.152020 $1.196238 $1.167073 $1.068293 $1.005354	0.000 0.000 0.000 0.000 156,313.805 337,006.885 724,135.306 1,093,632.043 1,568,357.879 1,373,782.909
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.382919 $1.257303 $1.330433 $1.222145 $1.197707 $1.230120 $1.192236 $1.131562 $1.082666 $1.070290	$1.422405 $1.382919 $1.257303 $1.330433 $1.222145 $1.197707 $1.230120 $1.192236 $1.131562 $1.082666	0.000 0.000 0.000 0.000 17,031.136 62,251.751 146,471.778 327,315.337 318,493.940 271,658.618
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.454931 $1.242803 $1.365561 $1.175632 $1.145591 $1.211068 $1.188116 $1.020265 $0.932973 $0.962507	$1.486538 $1.454931 $1.242803 $1.365561 $1.175632 $1.145591 $1.211068 $1.188116 $1.020265 $0.932973	0.000 0.000 0.000 0.000 339,015.000 511,981.215 949,496.870 1,700,924.605 1,858,479.387 1,874,366.485
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.368505 $1.177153 $1.234512 $1.136468 $1.112824 $1.173114 $1.107483 $0.988353 $1.000000	$1.614420 $1.368505 $1.177153 $1.234512 $1.136468 $1.112824 $1.173114 $1.107483 $0.988353	0.000 0.000 0.000 0.000 14,227.660 44,100.256 45,095.917 46,951.932 30,575.853

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.450707 $3.676751 $3.523945 $2.508741 $2.624488 $2.401937 $2.315949 $1.597346 $1.414403 $1.534525	$9.481667 $4.450707 $3.676751 $3.523945 $2.508741 $2.624488 $2.401937 $2.315949 $1.597346 $1.414403	0.000 0.000 0.000 0.000 0.000 0.000 0.000 18,518.796 14,693.788 29,309.477
TA Morgan Stanley Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.688884 $1.461768 $1.614173 $1.450638 $1.415050 $1.461294 $1.466217 $1.308202 $1.214619 $1.289421	$1.959399 $1.688884 $1.461768 $1.614173 $1.450638 $1.415050 $1.461294 $1.466217 $1.308202 $1.214619	0.000 0.000 0.000 0.000 31,334.426 39,371.822 322,029.738 2,078,518.196 2,910,738.710 3,124,429.550
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.347287 $9.200856 $10.175905 $9.225151 $9.374353 $9.900929 $9.998372	$10.802529 $10.347287 $9.200856 $10.175905 $9.225151 $9.374353 $9.900929	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$10.939934 $9.227959 $10.992002 $9.998252	$11.546326 $10.939934 $9.227959 $10.992002	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.680517 $2.250384 $2.388889 $2.140731 $2.028513 $2.070399 $1.911167 $1.655462 $1.502471 $1.477040	$3.038019 $2.680517 $2.250384 $2.388889 $2.140731 $2.028513 $2.070399 $1.911167 $1.655462 $1.502471	0.000 0.000 0.000 0.000 15,217.942 0.000 113,158.874 70,933.139 199,995.869 233,342.416
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.217750 $1.037885 $1.137687 $1.035705 $1.002433 $1.049202 $0.992468 $0.905090 $0.914306 $0.965451	$1.299641 $1.217750 $1.037885 $1.137687 $1.035705 $1.002433 $1.049202 $0.992468 $0.905090 $0.914306	0.000 0.000 0.000 0.000 0.000 16,470.343 35,580.111 82,070.687 60,680.872 43,547.220
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.147069 $0.995199 $1.070302 $0.988865 $0.960778 $1.000787 $0.938893 $0.885453 $0.889689 $0.980601	$1.235821 $1.147069 $0.995199 $1.070302 $0.988865 $0.960778 $1.000787 $0.938893 $0.885453 $0.889689	0.000 0.000 0.000 0.000 11,987.035 32,767.147 36,137.021 37,990.988 56,243.223 36,164.268

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.199617 $1.006623 $1.112325 $0.988020 $0.960915 $1.015226 $0.973304 $0.849935 $0.861075 $0.993687	$1.283019 $1.199617 $1.006623 $1.112325 $0.988020 $0.960915 $1.015226 $0.973304 $0.849935 $0.861075	0.000 0.000 0.000 0.000 0.000 33,843.289 33,846.109 51,620.742 320,940.319 318,160.921
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.408927 $1.327968 $1.368630 $1.333963 $1.327721 $1.347303 $1.317099 $1.381645 $1.313249 $1.264241	$1.483591 $1.408927 $1.327968 $1.368630 $1.333963 $1.327721 $1.347303 $1.317099 $1.381645 $1.313249	0.000 0.000 0.000 0.000 4,712.578 67,192.878 221,590.363 690,472.529 1,143,952.389 1,299,130.000
TA PineBridge Inflation Opportunities - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.998744 $0.941502 $0.975521 $0.964790 $0.947987 $0.995490 $0.982216 $1.107636 $1.062964 $1.000000	$1.064285 $0.998744 $0.941502 $0.975521 $0.964790 $0.947987 $0.995490 $0.982216 $1.107636 $1.062964	0.000 0.000 0.000 0.000 5,884.258 39,050.449 52,859.999 75,894.851 56,851.024 21,784.880
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.022659 $0.040444 $0.038746 $0.058417 $0.077974 $0.085784 $0.117575 $0.218481 $0.315837 $0.402430	$0.010335 $0.022659 $0.040444 $0.038746 $0.058417 $0.077974 $0.085784 $0.117575 $0.218481 $0.315837	0.000 0.000 0.000 0.000 0.000 202,300.104 253,720.741 157,048.980 1,565,761.524 1,916,113.534
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.194399 $1.095252 $1.150535 $1.050578 $1.043900 $1.090531 $1.073625 $1.022771 $0.977077 $1.000000	$1.248890 $1.194399 $1.095252 $1.150535 $1.050578 $1.043900 $1.090531 $1.073625 $1.022771 $0.977077	0.000 0.000 0.000 0.000 0.000 8,123.129 189,340.644 377,613.843 466,643.895 401,437.383
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.253707 $1.148377 $1.245597 $1.056010 $1.056306 $1.152771 $1.139099 $0.997255 $0.916867 $1.000000	$1.203581 $1.253707 $1.148377 $1.245597 $1.056010 $1.056306 $1.152771 $1.139099 $0.997255 $0.916867	0.000 0.000 0.000 0.000 15,742.407 143,425.616 782,234.651 1,615,166.634 1,469,688.704 417,167.608

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.224988 $1.124358 $1.196864 $1.057414 $1.055470 $1.124692 $1.107151 $1.016336 $0.957342 $1.000000	$1.239963 $1.224988 $1.124358 $1.196864 $1.057414 $1.055470 $1.124692 $1.107151 $1.016336 $0.957342	0.000 0.000 0.000 0.000 79,678.237 277,943.113 495,458.405 557,113.561 262,358.929 2,487.550
TA Rothschild & Co Large Cap Value - Service Class(5) Subaccount Inception Date May 1, 2018	2020 2019 2018	$1.023956 $0.892687 $0.996964	$0.997795 $1.023956 $0.892687	0.000 0.000 0.000
TA S&P 500 Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$13.299277 $10.378371 $11.159631 $9.998252	$15.359739 $13.299277 $10.378371 $11.159631	0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 4, 1993	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.367470 $1.932777 $2.231343 $1.974558 $1.667100 $1.748240 $1.699370 $1.274168 $1.120100 $1.176077	$2.407852 $2.367470 $1.932777 $2.231343 $1.974558 $1.667100 $1.748240 $1.699370 $1.274168 $1.120100	0.000 0.000 0.000 0.000 0.000 4,824.654 4,892.394 54,388.769 61,211.230 108,742.008
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.757405 $3.665345 $4.032703 $3.370819 $3.097301 $3.092612 $2.969090 $2.107490 $1.862762 $1.871617	$5.751029 $4.757405 $3.665345 $4.032703 $3.370819 $3.097301 $3.092612 $2.969090 $2.107490 $1.862762	0.000 0.000 0.000 0.000 0.000 7,252.958 17,931.895 52,776.700 55,876.958 73,553.618
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.190056 $1.850184 $2.238839 $1.861647 $1.884357 $1.902282 $2.050674 $1.685868 $1.476982 $1.763333	$2.280259 $2.190056 $1.850184 $2.238839 $1.861647 $1.884357 $1.902282 $2.050674 $1.685868 $1.476982	0.000 0.000 0.000 0.000 7,131.193 6,622.620 6,077.710 9,905.730 26,349.115 61,712.612
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.783770 $2.763063 $2.819602 $2.231716 $2.219824 $2.123824 $1.954562 $1.508818 $1.363745 $1.447850	$5.079926 $3.783770 $2.763063 $2.819602 $2.231716 $2.219824 $2.123824 $1.954562 $1.508818 $1.363745	0.000 0.000 0.000 0.000 0.000 2,366.467 382.495 21,809.508 31,161.293 51,300.048

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.036880 $1.760260 $1.921500 $1.697499 $1.660131 $1.674157 $1.596635 $1.402702 $1.263956 $1.331774	$2.178490 $2.036880 $1.760260 $1.921500 $1.697499 $1.660131 $1.674157 $1.596635 $1.402702 $1.263956	684,041.591 719,039.825 758,220.454 785,360.113 871,146.993 1,083,020.726 1,158,010.022 1,235,887.235 1,136,419.390 1,104,510.991
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.076358 $1.751249 $1.877331 $1.651413 $1.543249 $1.556199 $1.509750 $1.248049 $1.098433 $1.108724	$2.283636 $2.076358 $1.751249 $1.877331 $1.651413 $1.543249 $1.556199 $1.509750 $1.248049 $1.098433	2,720,028.205 2,778,190.979 2,453,522.278 2,693,643.405 2,933,367.266 2,948,432.688 2,305,856.452 1,928,349.675 615,852.079 303,630.852
American Funds - The Bond Fund of AmericaSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.132557 $1.058937 $1.090676 $1.075733 $1.068415 $1.089471 $1.058131 $1.105809 $1.073163 $1.034117	$1.215456 $1.132557 $1.058937 $1.090676 $1.075733 $1.068415 $1.089471 $1.058131 $1.105809 $1.073163	125,021.441 120,022.148 267,593.958 270,062.249 130,851.238 149,084.013 151,705.063 154,294.550 512,560.812 250,261.730
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.872855 $1.538388 $1.641459 $1.441117 $1.373291 $1.395040 $1.292728 $1.104879 $0.981128 $1.040017	$2.243522 $1.872855 $1.538388 $1.641459 $1.441117 $1.373291 $1.395040 $1.292728 $1.104879 $0.981128	865,661.107 889,715.656 1,015,461.326 1,071,327.956 2,062,190.668 1,207,940.535 1,418,019.962 1,470,965.083 1,100,727.743 869,676.670
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.078832 $1.775229 $2.004806 $1.831087 $1.655503 $1.802760 $1.791351 $1.478775 $1.311076 $1.361314	$2.275327 $2.078832 $1.775229 $2.004806 $1.831087 $1.655503 $1.802760 $1.791351 $1.478775 $1.311076	765,179.652 801,442.100 939,641.323 1,096,442.487 1,234,196.824 1,543,493.589 1,622,409.517 1,676,166.461 1,631,267.011 1,640,785.303
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.513073 $1.337391 $1.462980 $1.296435 $1.248333 $1.292540 $1.256577 $1.119656 $1.019006 $1.074161	$1.572143 $1.513073 $1.337391 $1.462980 $1.296435 $1.248333 $1.292540 $1.256577 $1.119656 $1.019006	11,832.593 12,460.539 13,226.401 13,888.531 14,525.523 15,185.746 15,869.488 16,532.432 10,468.530 17,591.812

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.233276 $1.182269 $1.205282 $1.200396 $1.222031 $1.248053 $1.218514 $1.273956 $1.238666 $1.177000	$1.314495 $1.233276 $1.182269 $1.205282 $1.200396 $1.222031 $1.248053 $1.218514 $1.273956 $1.238666	144,314.158 147,861.929 306,883.687 314,327.166 190,176.722 418,206.799 426,807.974 441,399.465 748,938.476 540,491.937
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2020 2019 2018 2017 2016 2015	$11.895312 $10.294172 $11.144919 $9.912032 $9.496038 $9.999471	$12.168403 $11.895312 $10.294172 $11.144919 $9.912032 $9.496038	10,614.961 11,365.305 12,473,042 13,795.268 7,176.951 0.000
TA BlackRock Government Money Market - Service Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.868974 $0.870963 $0.880626 $0.897718 $0.915134 $0.932934 $0.951082 $0.969581 $0.988547 $1.007723	$0.854452 $0.868974 $0.870963 $0.880626 $0.897718 $0.915134 $0.932934 $0.951082 $0.969581 $0.988547	607,973.745 529,764.707 546,522.372 575,474.333 760,148.271 734,489.204 678,841.061 637,352.093 4,933,920.653 5,195,940.992
TA BlackRock iShares Edge 40- Service Class Subaccount Inception Date August 16, 2010	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.532684 $1.357546 $1.448296 $1.348114 $1.347518 $1.379585 $1.334980 $1.273324 $1.227163 $1.230558	$1.645475 $1.532684 $1.357546 $1.448296 $1.348114 $1.347518 $1.379585 $1.334980 $1.273324 $1.227163	171,880.418 240,576.059 258,580,913 283,097.325 369,056.829 437,366.373 555,476.552 396,227.051 377,051.307 415,622.009
TA BlackRock iShares Edge 50 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$12.171578 $10.694024 $11.197545 $10.115681 $9.998417	$13.099634 $12.171578 $10.694024 $11.197545 $10.115681	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 75 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$13.103196 $11.106521 $11.785148 $10.184643 $9.998417	$14.171281 $13.103196 $11.106521 $11.785148 $10.184643	472.181 1,162.686 1,466.407 1,578.691 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$14.306203 $11.707575 $12.608635 $10.430920 $9.998417	$15.419035 $14.306203 $11.707575 $12.608635 $10.430920	29,578.966 20,499.498 6,369,736 6,581.949 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.638980 $1.471554 $1.567519 $1.419609 $1.387493 $1.445555 $1.445576 $1.350946 $1.284960 $1.279792	$1.788455 $1.638980 $1.471554 $1.567519 $1.419609 $1.387493 $1.445555 $1.445576 $1.350946 $1.284960	1,604,184.279 1,648,796.915 1,878,891.391 1,942,638.737 2,135,987.340 2,868,064.823 3,835,528.571 4,325,143.182 4,565,660.711 4,531,924.403

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.019151 $1.718465 $1.890572 $1.612898 $1.547500 $1.618455 $1.610601 $1.379332 $1.274183 $1.329232	$2.270969 $2.019151 $1.718465 $1.890572 $1.612898 $1.547500 $1.618455 $1.610601 $1.379332 $1.274183	6,223,289.341 6,733,052.820 8,269,220.137 8,972,222.486 9,728,889.851 11,150,020.284 11,787,842.843 12,257,176.242 12,075,546.416 12,458,983.370
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.851947 $1.625141 $1.750662 $1.536941 $1.488591 $1.556163 $1.546150 $1.392087 $1.300858 $1.322304	$2.039558 $1.851947 $1.625141 $1.750662 $1.536941 $1.488591 $1.556163 $1.546150 $1.392087 $1.300858	2,596,709.538 2,812,743.706 2,855,812.609 3,251,925.030 3,204,251.936 3,739,860.278 3,988,110.983 4,472,833.363 5,020,553.742 5,044,233.756
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.140421 $0.988557 $1.144261 $0.960328 $0.968571 $1.006441 $1.034225 $0.937530 $0.849823 $0.936974	$1.281260 $1.140421 $0.988557 $1.144261 $0.960328 $0.968571 $1.006441 $1.034225 $0.937530 $0.849823	1,838,717.798 1,955,354.168 2,621,494.078 3,243,383.295 2,990,689.241 3,190,167.921 3,445,579.914 3,513,310.349 3,049,460.677 2,982,751.609
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.257113 $1.104269 $1.164526 $1.074682 $1.102980 $1.148341 $1.079194 $1.005932 $1.000000	$1.226310 $1.257113 $1.104269 $1.164526 $1.074682 $1.102980 $1.148341 $1.079194 $1.005932	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.324059 $1.155433 $1.236609 $1.113574 $1.146564 $1.204448 $1.135095 $1.000988 $1.000000	$1.270588 $1.324059 $1.155433 $1.236609 $1.113574 $1.146564 $1.204448 $1.135095 $1.000988	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.390688 $1.225979 $1.309554 $1.176865 $1.156370 $1.200158 $1.170327 $1.070743 $1.007162 $1.011917	$1.421221 $1.390688 $1.225979 $1.309554 $1.176865 $1.156370 $1.200158 $1.170327 $1.070743 $1.007162	1,249,119.503 1,278,903.847 1,394,423.001 2,322,812.430 2,555,702.397 2,780,680.610 2,895,216.679 3,780,960.362 4,182,466.850 4,413,619.976

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.389810 $1.262943 $1.335737 $1.226403 $1.201293 $1.233201 $1.194629 $1.133279 $1.083783 $1.070874	$1.430197 $1.389810 $1.262943 $1.335737 $1.226403 $1.201293 $1.233201 $1.194629 $1.133279 $1.083783	29,280.673 29,280.673 30,431.352 31,213.436 113,535.514 123,952.390 117,494.186 138,011.015 6,758.802 148,325.817
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.463329 $1.249365 $1.372087 $1.180669 $1.149942 $1.215081 $1.191467 $1.022629 $0.934661 $0.963772	$1.495854 $1.463329 $1.249365 $1.372087 $1.180669 $1.149942 $1.215081 $1.191467 $1.022629 $0.934661	4,654,298.798 4,701,513.857 5,194,384.506 6,323,538.264 6,977,985.996 7,323,041.076 7,910,166.240 8,398,966.548 5,083,575.292 4,933,724.532
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.373424 $1.180802 $1.237739 $1.138890 $1.114645 $1.174447 $1.108196 $0.988494 $1.000000	$1.621010 $1.373424 $1.180802 $1.237739 $1.138890 $1.114645 $1.174447 $1.108196 $0.988494	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.373501 $9.219639 $10.191636 $9.234885 $9.379647 $9.901652 $9.998413	$10.835205 $10.373501 $9.219639 $10.191636 $9.234885 $9.379647 $9.901652	3,316.394 3,432.219 3,703,238 7,240.772 2,132.607 0.000 0.000
TA MSCI EAFE Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$10.954272 $9.235542 $10.995615 $9.998292	$11.567137 $10.954272 $9.235542 $10.995615	1,758.310 1,602.743 1,716.965 3,675.077
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.545072 $2.135625 $2.265959 $2.029582 $1.922244 $1.960975 $1.809279 $1.566437 $1.420983 $1.396253	$2.885918 $2.545072 $2.135625 $2.265959 $2.029582 $1.922244 $1.960975 $1.809279 $1.566437 $1.420983	711,115.608 764,870.429 816,332.359 917,643.711 909,016.910 986,578.812 1,651,958.127 1,637,503.444 1,610,887.296 1,697,975.902
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.429103 $1.346328 $1.386860 $1.351068 $1.344079 $1.363236 $1.332021 $1.396607 $1.326819 $1.276669	$1.505587 $1.429103 $1.346328 $1.386860 $1.351068 $1.344079 $1.363236 $1.332021 $1.396607 $1.326819	1,387,106.339 1,375,531.206 1,933,617.982 1,983,280.717 1,934,985.324 2,238,851.563 2,664,658.028 2,925,699.382 3,693,534.504 3,256,912.149

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.199492 $1.099380 $1.154289 $1.053500 $1.046280 $1.092476 $1.075010 $1.023603 $0.977398 $1.000000	$1.254823 $1.199492 $1.099380 $1.154289 $1.053500 $1.046280 $1.092476 $1.075010 $1.023603 $0.977398	24,157.688 77,228.188 250,018.288 306,772.121 438,126.848 459,022.428 477,930.854 567,426.167 230,370.048 223,939.067
TA S&P 500 Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$13.316711 $10.386896 $11.163297 $9.998292	$15.387420 $13.316711 $10.386896 $11.163297	7,617.693 4,698.057 5,422.094 0.000
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 4, 1993	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.381408 $1.943196 $2.242263 $1.983251 $1.673614 $1.754214 $1.704341 $1.277274 $1.122275 $1.177784	$2.423212 $2.381408 $1.943196 $2.242263 $1.983251 $1.673614 $1.754214 $1.704341 $1.277274 $1.122275	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.070492 $1.786679 $1.947452 $1.717910 $1.677632 $1.689337 $1.608752 $1.411267 $1.269795 $1.335965	$2.217704 $2.070492 $1.786679 $1.947452 $1.717910 $1.677632 $1.689337 $1.608752 $1.411267 $1.269795	60,570.760 63,985.240 66,070.202 70,648.563 62,633.815 78,137.665 487,867.233 715,014.101 992,565.057 1,117,476.869
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.506638 $2.064341 $2.232179 $1.915932 $1.755936 $1.762414 $1.641621 $1.241644 $1.078183 $1.034740	$2.523204 $2.506638 $2.064341 $2.232179 $1.915932 $1.755936 $1.762414 $1.641621 $1.241644 $1.078183	12,518.545 13,340.944 21,873.563 14,110.668 10,944.772 11,605.733 176,330.712 291,684.880 106,703.964 139,832.467
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.257130 $2.467734 $2.455390 $1.898222 $1.887853 $1.733656 $1.550310 $1.151979 $1.004963 $1.062913	$4.324123 $3.257130 $2.467734 $2.455390 $1.898222 $1.887853 $1.733656 $1.550310 $1.151979 $1.004963	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 72,656.211 89,376.385

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.107432 $1.774858 $1.899831 $1.668748 $1.557171 $1.567931 $1.518910 $1.253785 $1.101851 $1.110539	$2.321220 $2.107432 $1.774858 $1.899831 $1.668748 $1.557171 $1.567931 $1.518910 $1.253785 $1.101851	10,988.221 10,999.260 11,010,435 11,021.420 4,567.191 54,395.713 652,115.967 2,306,259.256 2,267,560.879 2,308,679.114
American Funds - The Bond Fund of AmericaSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.149513 $1.073220 $1.103755 $1.087035 $1.078059 $1.097698 $1.064558 $1.110897 $1.076491 $1.035813	$1.235470 $1.149513 $1.073220 $1.103755 $1.087035 $1.078059 $1.097698 $1.064558 $1.110897 $1.076491	89,667.429 90,161.610 90,652,168 91,163.448 98,182.206 165,505.300 293,326.633 779,670.502 958,608.272 966,534.467
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.015270 $2.354126 $2.409808 $1.917693 $1.788188 $1.708576 $1.607663 $1.261635 $1.092758 $1.165523	$4.491423 $3.015270 $2.354126 $2.409808 $1.917693 $1.788188 $1.708576 $1.607663 $1.261635 $1.092758	127,651.244 107,269.918 107,816.841 61,330.518 6,762.209 79,618.931 238,343.308 384,391.334 238,626.594 233,200.022
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.666150 $2.158079 $2.243761 $1.871783 $1.713557 $1.724459 $1.591427 $1.217099 $1.057856 $1.100155	$2.965036 $2.666150 $2.158079 $2.243761 $1.871783 $1.713557 $1.724459 $1.591427 $1.217099 $1.057856	353,419.248 263,583.117 270,430.622 283,266.675 288,777.062 297,731.786 389,314.341 612,474.368 362,723.178 315,474.915
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.429900 $1.188067 $1.396582 $1.078968 $1.063980 $1.137826 $1.193390 $1.001726 $0.867527 $1.029486	$1.596181 $1.429900 $1.188067 $1.396582 $1.078968 $1.063980 $1.137826 $1.193390 $1.001726 $0.867527	91,294.792 286,251.221 247,944.360 241,297.284 63,031.727 170,423.680 277,479.458 521,640.108 301,147.958 299,867.110
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.905282 $1.562723 $1.664959 $1.459607 $1.388876 $1.408805 $1.303562 $1.112499 $0.986432 $1.044104	$2.285732 $1.905282 $1.562723 $1.664959 $1.459607 $1.388876 $1.408805 $1.303562 $1.112499 $0.986432	395,147.260 269,198.390 283,083.233 292,095.259 284,294.752 370,923.590 466,430.726 507,026.748 646,019.503 831,308.216

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.456624 $2.680513 $2.923147 $2.447306 $2.312472 $2.344362 $2.137450 $1.661602 $1.456560 $1.525190	$4.422134 $3.456624 $2.680513 $2.923147 $2.447306 $2.312472 $2.344362 $2.137450 $1.661602 $1.456560	323,073.476 377,270.006 373,610.886 385,327.820 394,003.500 490,523.374 588,312.654 744,796.126 653,783.071 648,901.720
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.301711 $1.843443 $2.052020 $1.854275 $1.603578 $1.704706 $1.599737 $1.273999 $1.108069 $1.120632	$2.406628 $2.301711 $1.843443 $2.052020 $1.854275 $1.603578 $1.704706 $1.599737 $1.273999 $1.108069	93,760.799 95,176.188 98,389.118 132,198.055 135,151.112 146,202.936 235,610.895 279,829.090 311,101.206 531,580.705
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.974271 $2.259953 $2.310868 $1.744840 $1.766452 $1.682108 $1.542513 $1.154603 $1.027506 $1.046301	$4.194114 $2.974271 $2.259953 $2.310868 $1.744840 $1.766452 $1.682108 $1.542513 $1.154603 $1.027506	15,381.447 16,147.613 18,189.107 19,480.211 20,105.045 20,114.705 29,555.794 99,502.803 99,841.557 344,866.791
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.703597 $3.060969 $3.656587 $3.088021 $2.808578 $2.906484 $2.790496 $2.090762 $1.858017 $2.121670	$4.288147 $3.703597 $3.060969 $3.656587 $3.088021 $2.808578 $2.906484 $2.790496 $2.090762 $1.858017	282,018.540 286,758.300 294,226.885 267,536.490 330,387.857 322,473.308 413,433.869 470,022.157 454,687.225 525,038.443
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.673083 $2.029239 $2.504174 $2.140575 $1.994112 $2.096921 $2.004139 $1.567161 $1.255672 $1.405243	$2.836398 $2.673083 $2.029239 $2.504174 $2.140575 $1.994112 $2.096921 $2.004139 $1.567161 $1.255672	69,814.875 85,663.124 86,021.687 135,384.959 94,356.321 67,453.957 88,023.032 124,484.962 104,522.211 148,617.310
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.113194 $1.801914 $2.031923 $1.853123 $1.672982 $1.819119 $1.804938 $1.487796 $1.317132 $1.365595	$2.316329 $2.113194 $1.801914 $2.031923 $1.853123 $1.672982 $1.819119 $1.804938 $1.487796 $1.317132	0.000 0.000 0.000 0.000 0.000 0.000 188,750.251 774,079.552 1,615,269.534 1,727,041.417

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.490126 $1.307056 $1.390567 $1.290680 $1.152255 $1.262024 $1.228050 $1.097186 $0.991582 $0.985890	$1.473933 $1.490126 $1.307056 $1.390567 $1.290680 $1.152255 $1.262024 $1.228050 $1.097186 $0.991582	256,557.934 337,819.732 377,088.529 402,824.385 405,293.313 470,788.397 1,031,450.507 1,485,539.429 1,920,062.073 2,110,261.582
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.416438 $1.176388 $1.317107 $1.237451 $1.085375 $1.162295 $1.104552 $0.876671 $0.781246 $0.803660	$1.321202 $1.416438 $1.176388 $1.317107 $1.237451 $1.085375 $1.162295 $1.104552 $0.876671 $0.781246	25,283.552 25,327.881 25,372,323 25,416.874 25,461.539 25,506.316 215,985.953 229,706.184 250,835.638 375,511.865
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.283890 $1.704211 $1.805298 $1.446694 $1.443552 $1.402898 $1.320309 $0.961445 $1.000000	$3.185753 $2.283890 $1.704211 $1.805298 $1.446694 $1.443552 $1.402898 $1.320309 $0.961445	390.754 668.507 987,574 1,277.382 2,157.908 6,058,937 34,635.445 35,747.126 37,614.371
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$5.071448 $3.819799 $3.915006 $3.135862 $2.847495 $2.793515 $2.533632 $1.953385 $1.699947 $1.759544	$5.937448 $5.071448 $3.819799 $3.915006 $3.135862 $2.847495 $2.793515 $2.533632 $1.953385 $1.699947	3,838.336 3,923.039 4,018.904 4,107.592 11,793.446 12,430.330 15,278.738 17,631.179 24,264.043 51,677.289
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.886065 $1.491697 $1.634481 $1.313370 $1.313077 $1.371451 $1.302599 $1.035342 $0.879417 $1.040797	$2.218867 $1.886065 $1.491697 $1.634481 $1.313370 $1.313077 $1.371451 $1.302599 $1.035342 $0.879417	16,309.404 17,410.777 19,888.911 21,549.617 23,136.847 23,887.706 41,984.652 108,022.454 122,337.322 206,053.002
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.344540 $2.410003 $2.496521 $2.011623 $1.882127 $1.958025 $2.154771 $1.553292 $1.308045 $1.487677	$4.783103 $3.344540 $2.410003 $2.496521 $2.011623 $1.882127 $1.958025 $2.154771 $1.553292 $1.308045	64,923.506 66,216.085 63,387.103 70,211.465 71,464.483 72,379.848 99,897.691 117,672.585 138,124.752 160,627.027

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.061985 $1.747547 $1.890149 $1.717540 $1.606727 $1.645188 $1.547360 $1.326630 $1.217509 $1.220033	$2.218285 $2.061985 $1.747547 $1.890149 $1.717540 $1.606727 $1.645188 $1.547360 $1.326630 $1.217509	19,005.743 19,005.743 32,087.284 35,837.223 36,125.638 36,129.387 110,846.608 275,096.763 328,980.315 481,024.769
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.535701 $1.355412 $1.480518 $1.310063 $1.259611 $1.302286 $1.264203 $1.124799 $1.022183 $1.075922	$1.598004 $1.535701 $1.355412 $1.480518 $1.310063 $1.259611 $1.302286 $1.264203 $1.124799 $1.022183	5,841.982 9,392.621 9,811.339 10,292.227 6,702.204 15,852.109 166,806.093 360,650.644 365,179.183 456,133.511
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.979483 $0.886089 $1.066887 $0.930676 $0.883960 $0.962368 $1.102413 $0.912612 $0.785838 $0.895164	$0.951022 $0.979483 $0.886089 $1.066887 $0.930676 $0.883960 $0.962368 $1.102413 $0.912612 $0.785838	47,318.685 48,213.430 55,873.269 58,738.101 61,798.782 61,804.170 97,316.959 219,248.826 259,442.955 330,229.509
TA 60/40 Allocation - Service Class Subaccount Inception Date May 1, 2018	2020 2019 2018	$1.125016 $0.953355 $0.998917	$1.242890 $1.125016 $0.953355	0.000 0.000 0.000
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.419457 $2.156509 $2.248403 $2.130216 $1.880031 $1.998259 $1.956418 $1.868386 $1.620695 $1.574694	$2.496498 $2.419457 $2.156509 $2.248403 $2.130216 $1.880031 $1.998259 $1.956418 $1.868386 $1.620695	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.205995 $1.970385 $2.061899 $1.957728 $1.732901 $1.843355 $1.811243 $1.734128 $1.507691 $1.468157	$2.268366 $2.205995 $1.970385 $2.061899 $1.957728 $1.732901 $1.843355 $1.811243 $1.734128 $1.507691	99,759.594 97,316.695 77,008.947 81,000.326 76,367.860 149,332.753 355,072.059 738,883.663 983,941.103 956,590.350

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.562300 $2.105120 $2.421781 $2.117401 $1.875662 $1.980626 $1.797527 $1.404961 $1.280286 $1.268583	$2.331916 $2.562300 $2.105120 $2.421781 $2.117401 $1.875662 $1.980626 $1.797527 $1.404961 $1.280286	321.143 549.417 811.644 39,285.543 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.006778 $2.476985 $2.855538 $2.503067 $2.223573 $2.353796 $2.140654 $1.677234 $1.531880 $1.522005	$2.729472 $3.006778 $2.476985 $2.855538 $2.503067 $2.223573 $2.353796 $2.140654 $1.677234 $1.531880	869,035.443 892,753.372 923,276.162 1,191,422.978 1,244,978.594 1,426,923.664 1,437,436.225 1,328,006.664 1,381,600.694 1,341,200.392
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.368116 $1.306499 $1.326730 $1.315588 $1.335195 $1.357900 $1.320848 $1.375383 $1.331776 $1.259858	$1.464551 $1.368116 $1.306499 $1.326730 $1.315588 $1.335195 $1.357900 $1.320848 $1.375383 $1.331776	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.243182 $1.190010 $1.211384 $1.204700 $1.224617 $1.248856 $1.217502 $1.271027 $1.233998 $1.170842	$1.327007 $1.243182 $1.190010 $1.211384 $1.204700 $1.224617 $1.248856 $1.217502 $1.271027 $1.233998	36,481.440 21,880.308 29,647.779 36,760.712 57,433.917 109,635.753 418,629.652 1,751,484.585 8,914,863.918 9,682,973.249
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.243182 $1.190010 $1.211384 $1.204700 $1.224617 $1.248856 $1.217502 $1.271027 $1.233998 $1.170842	$1.327007 $1.243182 $1.190010 $1.211384 $1.204700 $1.224617 $1.248856 $1.217502 $1.271027 $1.233998	0.000 0.000 0.000 0.000 32,090.143 32,588.837 0.000 14,305.159 287,061.134 702,896.269
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2020 2019 2018 2017 2016 2015	$11.977389 $10.349969 $11.188748 $9.936436 $9.505430 $9.999511	$12.270436 $11.977389 $10.349969 $11.188748 $9.936436 $9.505430	0.000 0.000 0.000 0.000 0.000 8,534.920

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.887979 $2.348386 $2.659222 $2.431716 $2.459987 $2.519433 $2.258442 $2.212882 $1.798690 $1.942441	$2.827956 $2.887979 $2.348386 $2.659222 $2.431716 $2.459987 $2.519433 $2.258442 $2.212882 $1.798690	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.837862 $2.313277 $2.626366 $2.408265 $2.441262 $2.507069 $2.252712 $2.211273 $1.801333 $1.950932	$2.773512 $2.837862 $2.313277 $2.626366 $2.408265 $2.441262 $2.507069 $2.252712 $2.211273 $1.801333	126,574.432 123,858.619 133,185.484 266,571.648 266,310.931 334,426.329 360,564.522 462,678.021 419,988.877 505,590.630
TA BlackRock Government Money Market - Initial Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.901724 $0.900197 $0.900239 $0.916343 $0.932754 $0.949515 $0.966565 $0.983914 $1.001668 $1.019591	$0.888322 $0.901724 $0.900197 $0.900239 $0.916343 $0.932754 $0.949515 $0.966565 $0.983914 $1.001668	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.884117 $0.884821 $0.893309 $0.909314 $0.925596 $0.942212 $0.959117 $0.976319 $0.993936 $1.011740	$0.870602 $0.884117 $0.884821 $0.893309 $0.909314 $0.925596 $0.942212 $0.959117 $0.976319 $0.993936	512,772.346 204,636.324 353,800.839 637,525.216 2,641,430.576 1,362,358.894 3,196,967.469 4,128,181.273 4,439,245.368 4,437,086.589
TA BlackRock iShares Edge 40 - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.784879 $1.575794 $1.673565 $1.552354 $1.545843 $1.574863 $1.518776 $1.442494 $1.383625 $1.383377	$1.922488 $1.784879 $1.575794 $1.673565 $1.552354 $1.545843 $1.574863 $1.518776 $1.442494 $1.383625	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 40- Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.772121 $1.567320 $1.669620 $1.551860 $1.548906 $1.583423 $1.529972 $1.457166 $1.402252 $1.404061	$1.905340 $1.772121 $1.567320 $1.669620 $1.551860 $1.548906 $1.583423 $1.529972 $1.457166 $1.402252	82,005.073 84,161.658 85,472.707 106,099.270 257,910.376 464,394.698 1,654,399.595 2,286,283.032 2,264,294.880 1,954,715.330

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock iShares Edge 50 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$12.239604 $10.737988 $11.226947 $10.127373 $9.998538	$13.192279 $12.239604 $10.737988 $11.226947 $10.127373	0.000 0.000 0.000 0.000 29,277.136
TA BlackRock iShares Edge 75 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$13.176427 $11.152173 $11.816084 $10.196412 $9.998538	$14.271496 $13.176427 $11.152173 $11.816084 $10.196412	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$14.386137 $11.755682 $12.641717 $10.442962 $9.998538	$15.528061 $14.386137 $11.755682 $12.641717 $10.442962	0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.977227 $1.719616 $1.831581 $1.669441 $1.619910 $1.651132 $1.599752 $1.449592 $1.341484 $1.316306	$2.198413 $1.977227 $1.719616 $1.831581 $1.669441 $1.619910 $1.651132 $1.599752 $1.449592 $1.341484	431,534.017 460,166.394 482,267.864 520,466.594 583,957.547 1,513,517.479 2,732,770.016 4,424,951.607 4,432,268.563 3,639,232.481
TA International Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.977869 $1.576929 $1.950918 $1.560710 $1.587482 $1.614836 $1.733620 $1.494444 $1.245517 $1.409677	$2.348908 $1.977869 $1.576929 $1.950918 $1.560710 $1.587482 $1.614836 $1.733620 $1.494444 $1.245517	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA International Growth - Service Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.452812 $1.959895 $2.431924 $1.949498 $1.987147 $2.027842 $2.182426 $1.886504 $1.575925 $1.786830	$2.905432 $2.452812 $1.959895 $2.431924 $1.949498 $1.987147 $2.027842 $2.182426 $1.886504 $1.575925	85,667.897 86,365.249 89,457.450 118,374.442 106,311.641 101,735.519 111,887.776 129,324.220 136,885.422 164,719.396
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.620939 $1.355067 $1.380503 $1.203823 $1.176953 $1.196678 $1.129764 $0.966310 $0.874486 $0.998105	$1.820187 $1.620939 $1.355067 $1.380503 $1.203823 $1.176953 $1.196678 $1.129764 $0.966310 $0.874486	145,992.343 143,515.485 118,497.046 114,153.328 405,226.707 372,586.172 711,041.317 688,366.151 798,038.803 433,614.061

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.807830 $2.090819 $2.154928 $1.700344 $1.766983 $1.894113 $1.927933 $1.410517 $1.316497 $1.436545	$3.287856 $2.807830 $2.090819 $2.154928 $1.700344 $1.766983 $1.894113 $1.927933 $1.410517 $1.316497	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.526255 $2.633143 $2.720466 $2.151100 $2.241343 $2.408449 $2.458228 $1.802560 $1.687128 $1.845080	$4.119700 $3.526255 $2.633143 $2.720466 $2.151100 $2.241343 $2.408449 $2.458228 $1.802560 $1.687128	149,610.540 148,868.980 151,586.478 135,774.591 125,966.508 121,234.668 108,224.497 119,705.919 126,484.076 127,224.932
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.829919 $1.635485 $1.734071 $1.564751 $1.522459 $1.580804 $1.574803 $1.465859 $1.388767 $1.377141	$2.003775 $1.829919 $1.635485 $1.734071 $1.564751 $1.522459 $1.580804 $1.574803 $1.465859 $1.388767	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.879440 $1.684971 $1.792188 $1.620712 $1.581726 $1.645501 $1.643102 $1.533280 $1.456240 $1.448252	$2.053873 $1.879440 $1.684971 $1.792188 $1.620712 $1.581726 $1.645501 $1.643102 $1.533280 $1.456240	895,625.653 767,393.520 978,562.083 1,047,573.140 1,119,473.068 1,560,957.407 3,451,966.148 10,472,053.150 17,064,243.015 22,765,336.265
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.266743 $1.830646 $2.080001 $1.698829 $1.630257 $1.692280 $1.676970 $1.346223 $1.217246 $1.310081	$2.777520 $2.266743 $1.830646 $2.080001 $1.698829 $1.630257 $1.692280 $1.676970 $1.346223 $1.217246	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.628361 $2.125869 $2.423819 $1.983819 $1.908353 $1.984722 $1.972381 $1.588650 $1.439076 $1.553408	$3.210837 $2.628361 $2.125869 $2.423819 $1.983819 $1.908353 $1.984722 $1.972381 $1.588650 $1.439076	1,033,900.953 1,048,656.471 1,099,503.921 1,135,202.494 1,149,166.998 2,129,102.920 2,728,923.359 2,623,302.696 2,578,297.819 2,515,733.981

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.161530 $1.833535 $2.008746 $1.707219 $1.631085 $1.698384 $1.685606 $1.437351 $1.322564 $1.373976	$2.443236 $2.161530 $1.833535 $2.008746 $1.707219 $1.631085 $1.698384 $1.685606 $1.437351 $1.322564	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.390243 $2.031300 $2.231432 $1.900901 $1.821144 $1.901848 $1.889829 $1.616089 $1.490698 $1.552816	$2.692308 $2.390243 $2.031300 $2.231432 $1.900901 $1.821144 $1.901848 $1.889829 $1.616089 $1.490698	3,464,607.152 3,618,840.153 3,779,191.302 3,877,842.459 4,004,817.563 4,642,273.873 6,311,787.048 9,237,579.655 16,916,868.320 35,285,125.285
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.025314 $1.770969 $1.900473 $1.661047 $1.601730 $1.667707 $1.652027 $1.481721 $1.378467 $1.395050	$2.240290 $2.025314 $1.770969 $1.900473 $1.661047 $1.601730 $1.667707 $1.652027 $1.481721 $1.378467	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.156610 $1.889706 $2.032656 $1.781899 $1.723312 $1.798877 $1.784689 $1.604492 $1.497127 $1.519577	$2.378580 $2.156610 $1.889706 $2.032656 $1.781899 $1.723312 $1.798877 $1.784689 $1.604492 $1.497127	1,910,286.527 2,113,267.252 2,308,606.974 2,427,356.916 2,980,756.370 4,367,719.399 9,469,001.803 15,558,605.858 21,613,231.968 31,724,075.074
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.114814 $1.048347 $1.068302 $1.051509 $1.048770 $1.064092 $1.030658 $1.072035 $1.041900 $1.000000	$1.173575 $1.114814 $1.048347 $1.068302 $1.051509 $1.048770 $1.064092 $1.030658 $1.072035 $1.041900	97,851.010 98,395.552 98,940.588 138,167.733 142,921.668 422,340.538 213,642.512 230,555.229 272,210.301 96,165.811
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.903854 $2.255978 $2.443751 $2.053257 $1.877039 $1.912244 $1.704831 $1.309645 $1.145963 $1.157996	$3.427734 $2.903854 $2.255978 $2.443751 $2.053257 $1.877039 $1.912244 $1.704831 $1.309645 $1.145963	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 2, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.338796 $2.600759 $2.824269 $2.379559 $2.179852 $2.226990 $1.989207 $1.532527 $1.343951 $1.361635	$3.931157 $3.338796 $2.600759 $2.824269 $2.379559 $2.179852 $2.226990 $1.989207 $1.532527 $1.343951	12,882.890 18,022.901 22,220.698 26,837.435 20,671.143 40,807.799 31,556.975 44,960.873 44,253.864 46,347.639
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.163608 $1.007199 $1.164093 $0.975536 $0.982472 $1.019382 $1.045988 $0.946795 $0.856962 $0.943458	$1.309241 $1.163608 $1.007199 $1.164093 $0.975536 $0.982472 $1.019382 $1.045988 $0.946795 $0.856962	424,803.777 673,991.118 678,587.248 671,987.108 593,494.703 1,003,411.775 1,205,100.304 2,126,793.201 5,562,154.106 10,145,713.693
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.719172 $2.197000 $2.544547 $2.288422 $2.038479 $2.138000 $1.892795 $1.465660 $1.241043 $1.241848	$2.698707 $2.719172 $2.197000 $2.544547 $2.288422 $2.038479 $2.138000 $1.892795 $1.465660 $1.241043	119,508.632 127,793.530 138,438.580 144,087.545 120,355.645 213,011.128 42,186.012 47,225.009 30,125.685 31,091.417
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.263235 $1.149077 $1.208388 $1.133652 $1.107570 $1.132050 $1.084328 $1.048376 $0.993167 $1.000000	$1.391086 $1.263235 $1.149077 $1.208388 $1.133652 $1.107570 $1.132050 $1.084328 $1.048376 $0.993167	45.747 46.679 47.623 48.591 289,942.355 860,929.092 1,491,326.187 1,759,582.319 1,417,242.334 359,282.870
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.271421 $1.115182 $1.174298 $1.082106 $1.108963 $1.152857 $1.081846 $1.006923 $1.000000	$1.242087 $1.271421 $1.115182 $1.174298 $1.082106 $1.108963 $1.152857 $1.081846 $1.006923	0.000 0.000 0.000 0.000 167,761.108 314,733.956 291,412.988 301,923.360 76,149.312
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.339076 $1.166841 $1.246969 $1.121255 $1.152775 $1.209192 $1.137899 $1.001982 $1.000000	$1.286902 $1.339076 $1.166841 $1.246969 $1.121255 $1.152775 $1.209192 $1.137899 $1.001982	0.000 0.000 0.000 0.000 51,039.541 203,585.697 260,644.468 182,381.950 112,449.035

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Madison Diversified Income - Service Class Subaccount Inception Date June 1, 2017	2020 2019 2018 2017	$1.437776 $1.273387 $1.306288 $1.251588	$1.524683 $1.437776 $1.273387 $1.306288	0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.414828 $1.245427 $1.328366 $1.192009 $1.169522 $1.212022 $1.180148 $1.078133 $1.012608 $1.015898	$1.448021 $1.414828 $1.245427 $1.328366 $1.192009 $1.169522 $1.212022 $1.180148 $1.078133 $1.012608	0.000 0.000 0.000 0.000 627,849.145 2,182,237.004 5,468,233.712 8,073,319.833 8,487,502.316 7,728,505.730
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.410664 $1.280012 $1.351786 $1.239334 $1.212187 $1.242554 $1.201927 $1.138517 $1.087169 $1.072639	$1.453801 $1.410664 $1.280012 $1.351786 $1.239334 $1.212187 $1.242554 $1.201927 $1.138517 $1.087169	0.000 1,799.269 1,809.220 176,933.230 217,599.743 615,506.599 2,044,822.472 5,080,984.598 4,997,181.245 4,315,795.576
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.488630 $1.269093 $1.391693 $1.195791 $1.162960 $1.227019 $1.201404 $1.029644 $0.939702 $0.967555	$1.523966 $1.488630 $1.269093 $1.391693 $1.195791 $1.162960 $1.227019 $1.201404 $1.029644 $0.939702	0.000 0.000 0.000 0.000 494,082.402 1,714,831.447 3,895,963.447 6,531,659.962 6,526,640.077 8,106,995.978
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.388197 $1.191756 $1.247369 $1.146062 $1.120037 $1.178397 $1.110286 $0.988910 $1.000000	$1.640858 $1.388197 $1.191756 $1.247369 $1.146062 $1.120037 $1.178397 $1.110286 $0.988910	0.000 0.000 0.000 0.000 64,327.833 207,912.490 283,583.761 200,443.532 30,660.904
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.822332 $3.144626 $3.001006 $2.127400 $2.215735 $2.017767 $1.937758 $1.330605 $1.172387 $1.267018	$8.180716 $3.822332 $3.144626 $3.001006 $2.127400 $2.215735 $2.017767 $1.937758 $1.330605 $1.172387	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.598816 $3.791653 $3.626893 $2.576982 $2.690595 $2.457615 $2.364977 $1.627962 $1.438676 $1.557811	$9.816417 $4.598816 $3.791653 $3.626893 $2.576982 $2.690595 $2.457615 $2.364977 $1.627962 $1.438676	124,089.093 111,833.771 49,771.510 37,290.912 2,313.794 29,525.986 315,499.246 372,129.008 372,525.168 393,381.648
TA Morgan Stanley Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.724561 $1.489726 $1.641807 $1.472592 $1.433665 $1.477608 $1.479690 $1.317636 $1.220978 $1.293642	$2.004725 $1.724561 $1.489726 $1.641807 $1.472592 $1.433665 $1.477608 $1.479690 $1.317636 $1.220978	412,643.725 436,319.508 452,363.427 576,008.074 630,539.572 806,327.545 4,147,466.073 11,526,971.602 13,412,444.098 16,033,378.154
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.452428 $9.276117 $10.238890 $9.264104 $9.395511 $9.903806 $9.998534	$10.933748 $10.452428 $9.276117 $10.238890 $9.264104 $9.395511 $9.903806	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$10.997496 $9.258355 $11.006468 $9.998413	$11.629836 $10.997496 $9.258355 $11.006468	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.757663 $2.305434 $2.436314 $2.172871 $2.050411 $2.082857 $1.913500 $1.649495 $1.491839 $1.459709	$3.139549 $2.757663 $2.305434 $2.436314 $2.172871 $2.050411 $2.082857 $1.913500 $1.649495 $1.491839	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.769659 $2.320652 $2.458627 $2.198917 $2.079569 $2.118340 $1.951598 $1.687164 $1.528234 $1.499432	$3.145215 $2.769659 $2.320652 $2.458627 $2.198917 $2.079569 $2.118340 $1.951598 $1.687164 $1.528234	181,833.840 183,284.701 189,899.706 216,878.368 228,821.871 316,474.689 449,304.256 775,807.686 1,394,998.932 1,641,786.814
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.242169 $1.056637 $1.155958 $1.050282 $1.014555 $1.059810 $1.000532 $0.910655 $0.918114 $0.967578	$1.328307 $1.242169 $1.056637 $1.155958 $1.050282 $1.014555 $1.059810 $1.000532 $0.910655 $0.918114	10,472.280 11,099.783 11,667.051 12,258.753 119,651.461 153,431.029 300,354.594 439,753.736 346,523.951 961,294.619

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.170072 $1.013166 $1.087487 $1.002773 $0.972369 $1.010869 $0.946497 $0.890882 $0.893389 $0.982753	$1.263081 $1.170072 $1.013166 $1.087487 $1.002773 $0.972369 $1.010869 $0.946497 $0.890882 $0.893389	102,122.010 105,843.979 113,430.484 120,692.312 141,900.122 145,151.305 337,470.059 405,667.017 418,748.092 357,136.098
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.223711 $1.024827 $1.130210 $1.001935 $0.972537 $1.025485 $0.981209 $0.855161 $0.864655 $0.995864	$1.311355 $1.223711 $1.024827 $1.130210 $1.001935 $0.972537 $1.025485 $0.981209 $0.855161 $0.864655	53.610 54.703 55.819 56.954 13,218.125 50,552.639 204,397.028 506,450.835 428,458.450 458,863.182
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.625056 $1.525925 $1.563784 $1.517706 $1.504156 $1.520743 $1.478995 $1.544955 $1.462495 $1.400929	$1.719006 $1.625056 $1.525925 $1.563784 $1.517706 $1.504156 $1.520743 $1.478995 $1.544955 $1.462495	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.455803 $1.369466 $1.408606 $1.370256 $1.361177 $1.378556 $1.345012 $1.408160 $1.335805 $1.283433	$1.535969 $1.455803 $1.369466 $1.408606 $1.370256 $1.361177 $1.378556 $1.345012 $1.408160 $1.335805	612,311.181 593,727.650 620,690.576 734,169.294 969,710.171 1,659,551.232 3,616,084.180 8,446,638.256 12,098,292.395 12,805,473.224
TA PineBridge Inflation Opportunities - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.015905 $0.955791 $0.988379 $0.975570 $0.956708 $1.002677 $0.987371 $1.111260 $1.064340 $1.000000	$1.084707 $1.015905 $0.955791 $0.988379 $0.975570 $0.956708 $1.002677 $0.987371 $1.111260 $1.064340	7,041.152 7,544.448 8,044.053 48,485.025 90,211.100 256,824.659 335,406.818 867,522.939 446,191.950 183,710.463
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.023137 $0.041198 $0.039411 $0.059293 $0.078994 $0.086744 $0.118656 $0.220060 $0.317488 $0.403747	$0.010566 $0.023137 $0.041198 $0.039411 $0.059293 $0.078994 $0.086744 $0.118656 $0.220060 $0.317488	0.000 0.000 0.000 0.000 0.000 588,178.756 1,601,830.063 2,203,459.036 3,626,974.526 4,309,748.070

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.214895 $1.111866 $1.165667 $1.062323 $1.053501 $1.098391 $1.079252 $1.026124 $0.978354 $1.000000	$1.272811 $1.214895 $1.111866 $1.165667 $1.062323 $1.053501 $1.098391 $1.079252 $1.026124 $0.978354	0.000 2,964.379 2,980.776 2,997.259 208,788.083 412,268.726 717,877.692 1,280,797.271 1,486,764.586 988,737.253
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.275230 $1.165803 $1.262013 $1.067840 $1.066043 $1.161109 $1.145081 $1.000532 $0.918066 $1.000000	$1.226647 $1.275230 $1.165803 $1.262013 $1.067840 $1.066043 $1.161109 $1.145081 $1.000532 $0.918066	55,745.482 62,285.736 66,046.308 66,386.663 101,911.778 478,134.420 1,026,898.509 1,277,453.972 1,002,255.753 670,299.993
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.246016 $1.141418 $1.212627 $1.069244 $1.065181 $1.132814 $1.112966 $1.019665 $0.958587 $1.000000	$1.263735 $1.246016 $1.141418 $1.212627 $1.069244 $1.065181 $1.132814 $1.112966 $1.019665 $0.958587	10,766.870 12,318.670 12,503.708 0.000 614,247.360 1,619,436.765 1,740,872.756 1,791,641.007 1,241,451.110 0.000
TA Rothschild & Co Large Cap Value - Service Class(5) Subaccount Inception Date May 1, 2018	2020 2019 2018	$1.027312 $0.893865 $0.996969	$1.003041 $1.027312 $0.893865	0.000 0.000 0.000
TA S&P 500 Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$13.369238 $10.412539 $11.174311 $9.998413	$15.470826 $13.369238 $10.412539 $11.174311	0.000 0.000 0.000 0.000
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.637073 $3.768008 $4.332702 $3.816822 $3.207683 $3.349588 $3.240572 $2.419989 $2.116896 $2.213754	$4.739097 $4.637073 $3.768008 $4.332702 $3.816822 $3.207683 $3.349588 $3.240572 $2.419989 $2.116896	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 4, 1993	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.423675 $1.974772 $2.275332 $2.009543 $1.693315 $1.772248 $1.719330 $1.286608 $1.128808 $1.182908	$2.469861 $2.423675 $1.974772 $2.275332 $2.009543 $1.693315 $1.772248 $1.719330 $1.286608 $1.128808	279,354.310 324,349.026 335,494.423 323,241.772 302,621.324 463,797.609 390,932.997 307,348.815 262,942.967 189,132.796

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.934149 $3.016446 $3.305141 $2.748954 $2.515985 $2.500430 $2.388972 $1.688023 $1.485472 $1.486982	$4.775176 $3.934149 $3.016446 $3.305141 $2.748954 $2.515985 $2.500430 $2.388972 $1.688023 $1.485472	11,834.604 12,949.581 13,434.413 13,623.052 0.000 0.000 0.000 0.000 0.000 7,404.970
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.915686 $3.779862 $4.150496 $3.462491 $3.175305 $3.164286 $3.031938 $2.147901 $1.894745 $1.900032	$5.954045 $4.915686 $3.779862 $4.150496 $3.462491 $3.175305 $3.164286 $3.031938 $2.147901 $1.894745	150,028.297 182,795.007 190,164.217 211,546.258 201,849.156 254,506.361 302,303.307 350,083.654 352,511.511 344,820.304
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.925911 $1.619460 $1.951731 $1.616423 $1.627899 $1.635677 $1.756187 $1.437792 $1.253779 $1.489191	$2.015613 $1.925911 $1.619460 $1.951731 $1.616423 $1.627899 $1.635677 $1.756187 $1.437792 $1.253779	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.262916 $1.907996 $2.304233 $1.912281 $1.931816 $1.946365 $2.094079 $1.718178 $1.502319 $1.790060	$2.360757 $2.262916 $1.907996 $2.304233 $1.912281 $1.931816 $1.946365 $2.094079 $1.718178 $1.502319	193,483.289 201,816.126 204,346.269 180,954.859 178,305.727 206,114.729 200,043.051 197,530.842 159,350.538 163,563.668
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.644588 $2.649264 $2.691557 $2.120688 $2.099729 $2.000540 $1.833024 $1.408682 $1.267286 $1.340066	$4.915518 $3.644588 $2.649264 $2.691557 $2.120688 $2.099729 $2.000540 $1.833024 $1.408682 $1.267286	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.909771 $2.849487 $2.902061 $2.292499 $2.275825 $2.173134 $1.996020 $1.537808 $1.387204 $1.469877	$5.259385 $3.909771 $2.849487 $2.902061 $2.292499 $2.275825 $2.173134 $1.996020 $1.537808 $1.387204	741,298.129 760,925.491 456,019.693 591,981.666 621,346.655 634,132.657 704,499.901 817,934.192 934,853.609 1,029,006.964

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.354833 $1.934558 $2.086683 $1.786667 $1.633456 $1.635443 $1.519616 $1.146547 $0.993144 $0.950792	$2.376233 $2.354833 $1.934558 $2.086683 $1.786667 $1.633456 $1.635443 $1.519616 $1.146547 $0.993144	13,803,049.135 14,039,675.053 13,708,081.589 13,425,490.789 14,530,301.307 14,490,120.955 15,150,778.251 16,627,436.740 11,915,988.884 11,598,741.302
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.531101 $1.912958 $1.898680 $1.464243 $1.452676 $1.330745 $1.187087 $0.879919 $0.765726 $0.807891	$3.368519 $2.531101 $1.912958 $1.898680 $1.464243 $1.452676 $1.330745 $1.187087 $0.879919 $0.765726	2,267,296.548 2,524,386.790 2,795,011.930 3,076,377.155 3,346,815.063 3,437,250.104 5,179,896.132 5,623,023.484 6,408,459.503 8,153,164.222
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.959843 $2.289628 $2.490706 $2.080149 $1.960735 $1.982886 $1.803440 $1.398505 $1.222909 $1.277401	$3.795911 $2.959843 $2.289628 $2.490706 $2.080149 $1.960735 $1.982886 $1.803440 $1.398505 $1.222909	23,241,014.929 25,189,254.870 26,473,206.144 29,939,846.916 30,734,361.569 33,764,980.807 43,059,534.788 44,392,956.545 45,576,363.297 49,924,165.939
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.423715 $1.936386 $2.150142 $1.938187 $1.672038 $1.773105 $1.659832 $1.318619 $1.144045 $1.154180	$2.540439 $2.423715 $1.936386 $2.150142 $1.938187 $1.672038 $1.773105 $1.659832 $1.318619 $1.144045	3,864,169.278 4,323,225.629 4,838,147.834 5,435,191.211 5,854,500.483 6,535,887.142 8,451,343.280 9,927,247.497 11,324,957.904 14,918,730.359
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.752790 $1.989726 $1.800854 $1.362885 $1.383086 $1.333280 $1.209447 $0.892974 $0.760017 $0.756872	$4.560435 $2.752790 $1.989726 $1.800854 $1.362885 $1.383086 $1.333280 $1.209447 $0.892974 $0.760017	10,689.160 12,309.083 12,401.878 12,494.997 17,495.048 17,624.477 21,579.553 21,705.499 27,136.442 34,777.357
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.485802 $1.884158 $1.921841 $1.447550 $1.461882 $1.388663 $1.270284 $0.948503 $0.842013 $0.855314	$3.513919 $2.485802 $1.884158 $1.921841 $1.447550 $1.461882 $1.388663 $1.270284 $0.948503 $0.842013	3,945,817.077 4,303,663.940 4,776,373.352 5,379,260.014 5,725,808.081 6,677,843.655 8,751,541.803 9,548,712.859 10,428,300.887 13,185,540.517

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.231939 $3.489044 $4.157637 $3.502575 $3.177820 $3.280512 $3.141854 $2.348232 $2.081674 $2.371228	$4.911931 $4.231939 $3.489044 $4.157637 $3.502575 $3.177820 $3.280512 $3.141854 $2.348232 $2.081674	12,098,379.035 13,237,575.632 13,963,869.640 15,741,482.485 16,785,564.225 18,482,847.566 24,608,524.228 26,643,353.268 28,615,014.991 31,848,426.515
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.791863 $2.114207 $2.602581 $2.219253 $2.062340 $2.163329 $2.062537 $1.608870 $1.285903 $1.435540	$2.969744 $2.791863 $2.114207 $2.602581 $2.219253 $2.062340 $2.163329 $2.062537 $1.608870 $1.285903	9,811,975.420 9,707,547.302 9,737,496.745 9,976,020.498 10,199,358.595 11,362,459.380 14,740,223.321 16,598,124.855 15,151,077.273 16,622,222.693
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.537271 $1.345094 $1.427500 $1.321708 $1.177078 $1.286048 $1.248360 $1.112603 $1.003030 $0.994830	$1.524311 $1.537271 $1.345094 $1.427500 $1.321708 $1.177078 $1.286048 $1.248360 $1.112603 $1.003030	5,331,061.726 5,927,547.143 6,390,107.974 7,496,694.824 8,327,918.044 8,997,538.842 13,348,949.774 14,904,576.808 18,112,671.912 20,812,552.571
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.461254 $1.210634 $1.352101 $1.267217 $1.108754 $1.184412 $1.122806 $0.888968 $0.790262 $0.810942	$1.366370 $1.461254 $1.210634 $1.352101 $1.267217 $1.108754 $1.184412 $1.122806 $0.888968 $0.790262	1,517,066.511 1,705,415.169 1,864,533.691 2,022,837.567 2,264,556.700 2,632,298.284 4,439,853.750 5,085,858.000 5,819,813.701 7,381,543.219
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.327476 $1.732465 $1.830696 $1.463449 $1.456690 $1.412186 $1.325774 $0.963057 $1.000000	$3.254518 $2.327476 $1.732465 $1.830696 $1.463449 $1.456690 $1.412186 $1.325774 $0.963057	683,552.993 725,297.718 773,497.641 859,529.861 960,165.374 1,087,977.217 1,504,974.561 1,598,490.199 1,741,310.875
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.067852 $1.553681 $1.588470 $1.269227 $1.149687 $1.125125 $1.017953 $0.782899 $0.679643 $0.701749	$2.426906 $2.067852 $1.553681 $1.588470 $1.269227 $1.149687 $1.125125 $1.017953 $0.782899 $0.679643	2,479,059.829 2,840,052.793 2,946,626.695 3,300,957.589 3,620,523.871 3,974,636.525 4,911,296.905 5,303,039.570 5,850,004.401 7,500,468.414

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.249676 $0.985941 $1.077643 $0.863806 $0.861504 $0.897588 $0.850431 $0.674291 $0.571330 $0.674525	$1.473789 $1.249676 $0.985941 $1.077643 $0.863806 $0.861504 $0.897588 $0.850431 $0.674291 $0.571330	3,789,698.948 4,294,075.805 4,830,856.197 5,518,682.539 5,974,046.693 6,862,567.776 9,913,284.948 11,042,629.186 13,498,040.319 17,516,007.806
Janus Henderson Mid Cap Value Portfolio - Service Shares Subaccount Inception Date December 31, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.787162 $2.176384 $2.564784 $2.291991 $1.959720 $2.066364 $1.935092 $1.561949 $1.431772 $1.498603	$2.711351 $2.787162 $2.176384 $2.564784 $2.291991 $1.959720 $2.066364 $1.935092 $1.561949 $1.431772	8,260.814 8,591.161 9,494.346 10,816.843 24,895.067 25,554.427 58,431.915 81,836.881 89,397.854 96,627.596
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.493114 $2.510878 $2.594577 $2.085513 $1.946490 $2.020010 $2.217519 $1.594598 $1.339509 $1.519723	$5.007853 $3.493114 $2.510878 $2.594577 $2.085513 $1.946490 $2.020010 $2.217519 $1.594598 $1.339509	2,131,875.401 2,356,883.799 2,525,365.834 2,872,783.031 3,247,384.152 3,840,812.320 5,630,552.004 6,844,406.316 8,032,792.725 9,999,053.356
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.153578 $1.820692 $1.964416 $1.780648 $1.661689 $1.697276 $1.592426 $1.361906 $1.246795 $1.246334	$2.322524 $2.153578 $1.820692 $1.964416 $1.780648 $1.661689 $1.697276 $1.592426 $1.361906 $1.246795	6,218,895.974 6,904,291.846 7,484,601.385 8,380,854.372 9,437,730.666 10,438,222.753 13,915,431.041 15,670,094.492 17,000,013.230 20,857,633.126
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.010523 $0.911926 $1.095279 $0.953105 $0.903045 $0.980718 $1.120673 $0.925467 $0.794945 $0.903305	$0.983581 $1.010523 $0.911926 $1.095279 $0.953105 $0.903045 $0.980718 $1.120673 $0.925467 $0.794945	3,459,628.440 3,875,340.192 4,268,405.839 4,849,434.693 5,697,213.955 6,505,898.028 10,714,741.236 11,721,686.670 14,209,371.721 17,130,197.527
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.454718 $2.182564 $2.269944 $2.145351 $1.888754 $2.002596 $1.955855 $1.863261 $1.612266 $1.562668	$2.539112 $2.454718 $2.182564 $2.269944 $2.145351 $1.888754 $2.002596 $1.955855 $1.863261 $1.612266	10,258,009.237 10,926,640.776 11,034,615.862 13,537,957.397 13,878,269.934 13,844,399.964 17,148,106.266 20,238,998.918 23,194,900.492 21,429,589.905

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.922449 $2.395109 $2.748591 $2.397260 $2.118380 $2.231428 $2.020167 $1.575106 $1.431801 $1.415251	$2.666236 $2.922449 $2.395109 $2.748591 $2.397260 $2.118380 $2.231428 $2.020167 $1.575106 $1.431801	27,572,142.202 31,715,913.413 35,808,346.315 41,980,507.423 43,273,271.543 46,225,449.343 58,931,577.175 62,819,399.889 68,576,591.884 74,669,912.434
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.011704 $1.916390 $1.941259 $1.920255 $1.944097 $1.972284 $1.913769 $1.987869 $1.920079 $1.811946	$2.158810 $2.011704 $1.916390 $1.941259 $1.920255 $1.944097 $1.972284 $1.913769 $1.987869 $1.920079	14,104,425.410 10,609,203.141 10,663,098.554 10,152,649.079 11,606,473.604 10,321,353.445 13,332,783.099 12,652,466.195 17,642,246.055 19,269,005.216
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.314199 $1.254897 $1.274283 $1.264155 $1.281906 $1.304063 $1.268199 $1.320708 $1.279064 $1.210634	$1.406256 $1.314199 $1.254897 $1.274283 $1.264155 $1.281906 $1.304063 $1.268199 $1.320708 $1.279064	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.016352 $2.446747 $2.763751 $2.521111 $2.544176 $2.599253 $2.324264 $2.271788 $1.842018 $1.984355	$2.960936 $3.016352 $2.446747 $2.763751 $2.521111 $2.544176 $2.599253 $2.324264 $2.271788 $1.842018	4,511,901.041 5,061,726.207 5,481,392.641 6,261,929.138 6,754,082.517 7,409,026.038 9,011,687.609 9,220,188.062 9,535,963.071 9,845,953.792
TA BlackRock Government Money Market - Initial Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.279559 $1.274262 $1.271166 $1.290767 $1.310646 $1.330892 $1.351447 $1.372316 $1.393622 $1.415097	$1.263664 $1.279559 $1.274262 $1.271166 $1.290767 $1.310646 $1.330892 $1.351447 $1.372316 $1.393622	34,526,198.823 27,289,711.148 27,457,765.340 27,989,289.230 35,402,256.235 34,126,355.332 32,873,403.453 37,792,876.962 41,944,551.870 48,866,691.955
TA BlackRock iShares Edge 40 - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.864208 $1.641785 $1.739337 $1.609413 $1.598736 $1.624746 $1.563014 $1.480866 $1.416913 $1.413194	$2.012858 $1.864208 $1.641785 $1.739337 $1.609413 $1.598736 $1.624746 $1.563014 $1.480866 $1.416913	3,958,340.574 3,373,106.769 3,657,208.298 3,975,316.126 4,501,266.714 5,103,388.509 6,327,533.930 6,169,074.594 6,206,331.237 7,010,416.430

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.687620 $1.464141 $1.555622 $1.414435 $1.369106 $1.392054 $1.345425 $1.216138 $1.122662 $1.098884	$1.881027 $1.687620 $1.464141 $1.555622 $1.414435 $1.369106 $1.392054 $1.345425 $1.216138 $1.122662	12,842,489.889 14,985,594.893 15,551,056.346 16,181,293.447 16,421,958.543 17,996,845.182 20,241,850.322 20,447,210.437 15,986,115.620 12,502,531.689
TA International Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.670573 $1.328665 $1.639710 $1.308538 $1.327723 $1.347272 $1.442818 $1.240712 $1.031495 $1.164590	$1.988853 $1.670573 $1.328665 $1.639710 $1.308538 $1.327723 $1.347272 $1.442818 $1.240712 $1.031495	15,960,585.073 18,286,339.583 18,861,823.187 18,880,490.671 17,947,891.327 18,887,681.558 20,922,249.790 22,515,280.144 21,120,188.473 22,736,799.361
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.153793 $1.599864 $1.644854 $1.294692 $1.342143 $1.435162 $1.457195 $1.063501 $0.990155 $1.077792	$2.528206 $2.153793 $1.599864 $1.644854 $1.294692 $1.342143 $1.435162 $1.457195 $1.063501 $0.990155	12,113,891.739 13,446,711.460 13,959,378.190 14,702,666.971 15,408,139.479 16,886,101.852 23,470,847.229 24,787,445.258 27,502,791.538 29,447,153.495
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.911204 $1.703957 $1.802221 $1.622275 $1.574557 $1.630876 $1.620689 $1.504875 $1.422211 $1.406840	$2.097927 $1.911204 $1.703957 $1.802221 $1.622275 $1.574557 $1.630876 $1.620689 $1.504875 $1.422211	26,829,463.290 27,733,009.520 29,706,570.446 32,739,514.904 37,217,556.677 39,718,454.893 47,647,231.963 60,252,577.007 72,975,793.570 85,776,304.179
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.367442 $1.907269 $2.161699 $1.761244 $1.686002 $1.745847 $1.725805 $1.382019 $1.246526 $1.338317	$2.908050 $2.367442 $1.907269 $2.161699 $1.761244 $1.686002 $1.745847 $1.725805 $1.382019 $1.246526	44,945,779.013 47,648,067.440 50,859,207.971 55,167,462.059 58,434,918.624 65,662,302.479 83,885,060.819 91,237,315.481 91,749,039.190 104,265,013.098
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.257623 $1.910335 $2.087713 $1.769983 $1.686911 $1.752190 $1.734724 $1.475604 $1.354407 $1.403599	$2.558125 $2.257623 $1.910335 $2.087713 $1.769983 $1.686911 $1.752190 $1.734724 $1.475604 $1.354407	99,604,625.589 107,654,312.708 115,401,279.658 123,626,970.148 132,380,048.282 142,801,177.190 177,927,906.605 190,938,328.690 208,547,543.153 223,537,298.210

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.115331 $1.845145 $1.975179 $1.722119 $1.656562 $1.720559 $1.700197 $1.521178 $1.411685 $1.425170	$2.345608 $2.115331 $1.845145 $1.975179 $1.722119 $1.656562 $1.720559 $1.700197 $1.521178 $1.411685	68,276,469.872 74,922,912.824 81,088,357.082 88,960,359.519 98,388,105.585 107,595,778.231 135,661,913.152 151,752,034.628 165,120,320.892 177,428,171.444
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.912594 $3.032190 $3.276442 $2.746157 $2.504333 $2.545029 $2.263399 $1.734465 $1.513943 $1.526082	$4.629822 $3.912594 $3.032190 $3.276442 $2.746157 $2.504333 $2.545029 $2.263399 $1.734465 $1.513943	10,544,407.737 12,130,590.619 12,634,089.854 13,649,692.104 12,921,337.504 13,186,465.706 14,029,004.248 12,554,202.213 11,433,369.698 9,935,887.763
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.203426 $1.039107 $1.197997 $1.001495 $1.006151 $1.041384 $1.065927 $0.962486 $0.869011 $0.954359	$1.357379 $1.203426 $1.039107 $1.197997 $1.001495 $1.006151 $1.041384 $1.065927 $0.962486 $0.869011	2,933,087.471 3,260,698.984 3,634,539.346 3,150,217.946 2,891,182.831 3,074,531.558 3,348,170.361 3,869,247.958 3,570,099.835 2,977,193.352
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.787673 $2.246815 $2.595811 $2.328816 $2.069369 $2.165064 $1.912054 $1.476936 $1.247505 $1.245265	$2.773512 $2.787673 $2.246815 $2.595811 $2.328816 $2.069369 $2.165064 $1.912054 $1.476936 $1.247505	6,040,549.477 6,635,152.454 7,125,895.563 7,926,017.909 7,454,102.910 7,111,033.592 8,423,517.710 7,411,344.238 4,434,938.671 3,469,591.395
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.295629 $1.133621 $1.190765 $1.094597 $1.119013 $1.160456 $1.086300 $1.008581 $1.000000	$1.268855 $1.295629 $1.133621 $1.190765 $1.094597 $1.119013 $1.160456 $1.086300 $1.008581	1,272,287.898 1,082,083.508 817,860.388 943,581.567 1,102,875.376 1,014,097.890 1,000,621.795 210,096.195 105,644.722
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.364601 $1.186149 $1.264465 $1.134195 $1.163222 $1.217153 $1.142576 $1.003629 $1.000000	$1.314659 $1.364601 $1.186149 $1.264465 $1.134195 $1.163222 $1.217153 $1.142576 $1.003629	408,044.759 430,679.511 467,661.518 237,591.851 294,953.499 682,339.336 404,977.617 291,753.562 195,516.459

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.546032 $1.357580 $1.444407 $1.292968 $1.265457 $1.308226 $1.270692 $1.158006 $1.084947 $1.085798	$1.586200 $1.546032 $1.357580 $1.444407 $1.292968 $1.265457 $1.308226 $1.270692 $1.158006 $1.084947	4,825,457.049 5,418,902.550 4,977,398.857 5,619,061.626 6,793,646.715 6,896,952.118 7,532,264.710 5,333,478.375 2,870,291.639 545,326.022
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.446235 $1.309064 $1.379051 $1.261231 $1.230576 $1.258309 $1.214174 $1.147291 $1.092843 $1.075590	$1.494116 $1.446235 $1.309064 $1.379051 $1.261231 $1.230576 $1.258309 $1.214174 $1.147291 $1.092843	3,141,680.425 3,196,480.409 3,766,057.486 4,003,696.730 4,169,926.965 3,578,192.424 2,482,223.696 1,668,993.846 1,716,961.940 284,009.631
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.749208 $1.487577 $1.627251 $1.394766 $1.353141 $1.424171 $1.391012 $1.189222 $1.082656 $1.112020	$1.795137 $1.749208 $1.487577 $1.627251 $1.394766 $1.353141 $1.424171 $1.391012 $1.189222 $1.082656	5,423,712.875 6,132,355.067 5,880,377.646 6,047,106.466 6,359,947.056 7,711,998.495 13,330,723.535 3,931,568.560 1,563,535.398 567,103.422
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.413294 $1.210323 $1.263676 $1.158206 $1.129126 $1.185044 $1.113805 $0.989610 $1.000000	$1.674647 $1.413294 $1.210323 $1.263676 $1.158206 $1.129126 $1.185044 $1.113805 $0.989610	515,128.941 538,210.141 751,104.813 767,363.592 742,245.007 910,428.528 1,347,403.607 1,270,619.912 0.000
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.998866 $3.281780 $3.124160 $2.209286 $2.295389 $2.085175 $1.997569 $1.368303 $1.202638 $1.296542	$8.579551 $3.998866 $3.281780 $3.124160 $2.209286 $2.295389 $2.085175 $1.997569 $1.368303 $1.202638	24,183,981.140 27,144,331.034 13,317,627.859 13,131,919.229 13,491,440.068 14,077,121.574 17,650,330.474 18,923,561.152 21,517,587.805 23,127,320.876
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.880186 $2.401952 $2.532034 $2.252717 $2.120558 $2.148813 $1.969262 $1.693398 $1.527762 $1.491197	$3.287112 $2.880186 $2.401952 $2.532034 $2.252717 $2.120558 $2.148813 $1.969262 $1.693398 $1.527762	13,696,780.922 14,240,769.917 14,483,261.712 15,025,223.021 13,466,204.451 12,506,818.013 11,665,360.225 10,753,003.661 8,665,215.661 7,262,614.093

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date September 17, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.377612 $1.168966 $1.275688 $1.156226 $1.114158 $1.160991 $1.093367 $0.992710 $1.000000	$1.476758 $1.377612 $1.168966 $1.275688 $1.156226 $1.114158 $1.160991 $1.093367 $0.992710	2,360,327.904 1,747,312.648 1,797,208.936 1,573,169.923 1,493,268.870 1,128,045.761 860,130.045 766,964.597 271,523.564
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date September 17, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.330301 $1.149077 $1.230312 $1.131694 $1.094704 $1.135254 $1.060353 $0.995588 $1.000000	$1.439574 $1.330301 $1.149077 $1.230312 $1.131694 $1.094704 $1.135254 $1.060353 $0.995588	2,106,382.806 993,899.7656 1,363,837.160 1,434,652.589 1,606,375.905 1,567,611.215 1,931,829.664 1,324,092.721 313,394.004
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date September 17, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.437654 $1.201043 $1.321264 $1.168450 $1.131398 $1.190067 $1.135885 $0.987536 $1.000000	$1.544414 $1.437654 $1.201043 $1.321264 $1.168450 $1.131398 $1.190067 $1.135885 $0.987536	545,100.134 635,029.705 405,972.765 332,008.476 236,666.793 317,816.738 268,669.317 248,264.733 137,033.323
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.697223 $1.589776 $1.625191 $1.573442 $1.555582 $1.568870 $1.522055 $1.586028 $1.497669 $1.431103	$1.799756 $1.697223 $1.589776 $1.625191 $1.573442 $1.555582 $1.568870 $1.522055 $1.586028 $1.497669	34,409,907.455 40,469,779.812 41,872,897.627 46,870,676.652 51,388,539.893 54,771,779.394 63,968,860.691 75,374,410.168 92,053,021.339 98,472,345.601
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.225993 $1.119255 $1.170528 $1.064139 $1.052728 $1.094892 $1.073158 $1.017816 $1.000000	$1.287597 $1.225993 $1.119255 $1.170528 $1.064139 $1.052728 $1.094892 $1.073158 $1.017816	2,875,748.093 2,811,318.631 2,856,274.983 3,226,992.366 2,774,034.844 2,522,782.539 3,066,578.172 651,806.406 975,265.286
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.326873 $1.210030 $1.306653 $1.102913 $1.098356 $1.193369 $1.173998 $1.023287 $0.982260	$1.279470 $1.326873 $1.210030 $1.306653 $1.102913 $1.098356 $1.193369 $1.173998 $1.023287	1,434,432.928 1,476,684.433 1,535,194.687 2,222,821.892 1,672,542.810 1,966,468.909 2,704,616.607 2,148,746.500 3,005,733.287

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.267288 $1.158053 $1.227264 $1.079494 $1.072760 $1.138069 $1.115373 $1.019352 $1.004928	$1.288472 $1.267288 $1.158053 $1.227264 $1.079494 $1.072760 $1.138069 $1.115373 $1.019352	1,464,655.283 1,093,828.863 987,564.910 1,044,584.174 2,254,705.737 2,191,125.122 2,858,965.941 2,119,621.308 673,212.019
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$14.567352 $11.808101 $13.544184 $11.902309 $9.978301 $10.394138 $10.031107 $7.472625 $6.520569 $6.802210	$14.924496 $14.567352 $11.808101 $13.544184 $11.902309 $9.978301 $10.394138 $10.031107 $7.472625 $6.520569	199,520.970 234,358.306 250,614.706 299,839.454 323,874.892 364,434.258 510,029.507 642,629.283 710,004.618 815,085.455
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.006447 $2.299490 $2.513339 $2.085271 $1.903885 $1.887462 $1.798902 $1.267967 $1.113058 $1.111455	$3.658132 $3.006447 $2.299490 $2.513339 $2.085271 $1.903885 $1.887462 $1.798902 $1.267967 $1.113058	15,683,610.589 17,380,009.672 18,568,265.862 19,638,132.219 20,082,756.861 21,146,138.674 25,081,696.863 27,815,094.375 26,751,184.339 27,680,682.853
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.433181 $2.040991 $2.453679 $2.027168 $2.036577 $2.041273 $2.186269 $1.785505 $1.553147 $1.840235	$2.552774 $2.433181 $2.040991 $2.453679 $2.027168 $2.036577 $2.041273 $2.186269 $1.785505 $1.553147	10,705,263.299 10,800,983.621 11,112,602.142 10,601,712.576 10,245,862.783 10,563,433.347 12,422,702.526 12,590,835.191 11,812,553.554 12,918,777.143
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.331741 $1.690797 $1.713548 $1.346805 $1.330223 $1.264269 $1.155555 $0.885855 $0.794965 $0.838555	$3.152581 $2.331741 $1.690797 $1.713548 $1.346805 $1.330223 $1.264269 $1.155555 $0.885855 $0.794965	41,985,828.507 45,596,844.758 33,296,032.097 36,697,323.516 39,708,135.843 44,045,913.853 54,978,330.017 60,260,941.308 67,108,046.625 77,461,596.837

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.139565 $1.840850 $2.000565 $1.759585 $1.713282 $1.720152 $1.633275 $1.428555 $1.281555 $1.344388	$2.298444 $2.139565 $1.840850 $2.000565 $1.759585 $1.713282 $1.720152 $1.633275 $1.428555 $1.281555	2,226,667.823 2,757,053.679 3,264,670.852 3,788,150.806 4,733,982.884 4,825,603.021 4,966,720.178 4,652,404.638 4,243,178.264 4,358,126.163
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.376581 $1.951467 $2.103881 $1.800503 $1.645299 $1.646494 $1.529132 $1.153153 $0.998373 $0.955329	$2.399356 $2.376581 $1.951467 $2.103881 $1.800503 $1.645299 $1.646494 $1.529132 $1.153153 $0.998373	9,070,782.459 9,729,738.338 10,749,154.818 11,694,022.429 12,559,596.617 12,376,305.046 14,243,313.248 14,804,940.290 12,903,720.920 11,915,848.073
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.554479 $1.929676 $1.914321 $1.475587 $1.463217 $1.339730 $1.194513 $0.884994 $0.769766 $0.811761	$3.401302 $2.554479 $1.929676 $1.914321 $1.475587 $1.463217 $1.339730 $1.194513 $0.884994 $0.769766	2,050,282.470 2,304,340.318 2,939,416.065 3,240,517.263 3,625,484.594 4,011,701.405 4,649,733.159 5,124,582.336 5,643,180.953 6,668,114.227
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.171139 $1.823143 $1.945741 $1.704083 $1.585482 $1.591754 $1.537451 $1.265353 $1.108731 $1.114202	$2.398430 $2.171139 $1.823143 $1.945741 $1.704083 $1.585482 $1.591754 $1.537451 $1.265353 $1.108731	9,415,959.008 10,431,763.013 13,385,836.752 16,402,491.551 16,767,762.752 17,827,559.189 17,037,747.923 15,903,574.654 12,129,840.585 11,002,812.595
American Funds - The Bond Fund of AmericaSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.184230 $1.102391 $1.130409 $1.110019 $1.097628 $1.114332 $1.077518 $1.121116 $1.083204 $1.039220	$1.276530 $1.184230 $1.102391 $1.130409 $1.110019 $1.097628 $1.114332 $1.077518 $1.121116 $1.083204	5,143,611.732 4,540,069.873 5,082,670.786 5,486,283.696 6,899,696.201 6,132,405.228 6,440,570.894 6,669,357.840 6,723,163.334 4,335,253.677
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.106446 $2.418188 $2.468077 $1.958319 $1.820707 $1.734526 $1.627293 $1.273284 $1.099591 $1.169354	$4.640856 $3.106446 $2.418188 $2.468077 $1.958319 $1.820707 $1.734526 $1.627293 $1.273284 $1.099591	4,947,284.650 5,428,667.851 6,433,476.530 7,084,884.076 7,717,999.888 7,740,910.774 8,081,324.968 6,864,086.527 5,880,491.065 3,905,538.641

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.746711 $2.216763 $2.297957 $1.911385 $1.744688 $1.750626 $1.610840 $1.228334 $1.064468 $1.103785	$3.063608 $2.746711 $2.216763 $2.297957 $1.911385 $1.744688 $1.750626 $1.610840 $1.228334 $1.064468	3,988,241.080 4,637,983.314 5,106,445.148 5,719,260.219 6,077,687.516 4,118,036.699 4,029,090.306 3,792,028.972 3,289,417.936 2,221,314.046
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.473111 $1.220373 $1.430316 $1.101801 $1.083310 $1.155097 $1.207941 $1.010962 $0.872941 $1.032876	$1.649257 $1.473111 $1.220373 $1.430316 $1.101801 $1.083310 $1.155097 $1.207941 $1.010962 $0.872941	3,944,127.741 4,740,793.492 5,664,644.522 6,404,089.237 6,193,132.124 6,966,445.996 5,373,268.899 4,861,526.222 4,196,512.257 3,081,847.882
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.972067 $1.612734 $1.713141 $1.497436 $1.420685 $1.436821 $1.325572 $1.127958 $0.997180 $1.052371	$2.372847 $1.972067 $1.612734 $1.713141 $1.497436 $1.420685 $1.436821 $1.325572 $1.127958 $0.997180	6,652,453.877 7,462,245.954 8,281,453.501 9,982,118.970 10,748,096.079 11,232,778.225 11,108,366.632 9,811,787.157 8,677,473.265 7,118,121.215
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.555017 $2.748700 $2.988614 $2.494762 $2.350388 $2.375776 $2.157911 $1.673956 $1.463049 $1.527482	$4.561437 $3.555017 $2.748700 $2.988614 $2.494762 $2.350388 $2.375776 $2.159711 $1.673956 $1.463049	10,240,285.566 11,301,803.983 13,041,245.772 15,303,921.685 15,903,423.109 16,219,844.744 19,762,472.400 19,043,058.702 19,064,067.062 18,864,025.723
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.264737 $1.808474 $2.007116 $1.808366 $1.559278 $1.652718 $1.546381 $1.227884 $1.064793 $1.073705	$2.374974 $2.264737 $1.808474 $2.007116 $1.808366 $1.559278 $1.652718 $1.546381 $1.227884 $1.064793	2,418,264.212 2,764,730.716 3,250,000.207 3,812,826.530 4,175,365.511 4,534,533.589 5,750,875.991 6,554,170.029 7,217,321.341 8,869,225.071
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.555525 $2.568681 $2.323702 $1.757714 $1.782883 $1.717833 $1.557508 $1.149391 $0.977781 $0.973264	$5.893201 $3.555525 $2.568681 $2.323702 $1.757714 $1.782883 $1.717833 $1.557508 $1.149391 $0.977781	325,242.399 361,858.816 392,130.777 550,078.361 566,398.404 589,243.550 648,763.236 787,956.392 846,571.265 1,001,261.435

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.508865 $1.900700 $1.937751 $1.458811 $1.472532 $1.398090 $1.278281 $0.954001 $0.846465 $0.859417	$3.548278 $2.508865 $1.900700 $1.937751 $1.458811 $1.472532 $1.398090 $1.278281 $0.954001 $0.846465	2,376,048.848 2,556,813.309 2,815,972.334 3,601,056.249 3,846,397.326 4,126,778.140 4,907,475.220 5,602,902.209 6,129,997.107 7,894,455.150
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.147172 $3.417472 $4.070332 $3.427340 $3.108034 $3.206887 $3.069829 $2.293268 $2.031945 $2.313438	$4.815920 $4.147172 $3.417472 $4.070332 $3.427340 $3.108034 $3.206887 $3.069829 $2.293268 $2.031945	6,939,989.512 7,741,745.231 9,144,158.007 10,365,454.973 10,765,766.436 11,824,398.038 13,939,967.682 14,999,794.230 14,968,433.524 16,543,612.315
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.816311 $2.131674 $2.622782 $2.235368 $2.076295 $2.176892 $2.074441 $1.617356 $1.292052 $1.441694	$2.997235 $2.816311 $2.131674 $2.622782 $2.235368 $2.076295 $2.176892 $2.074441 $1.617356 $1.292052	3,612,513.572 4,183,504.642 4,044,991.783 4,937,137.797 5,297,811.917 5,745,199.134 6,468,089.786 6,960,925.398 5,112,909.620 4,962,833.155
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.183733 $1.856593 $2.087378 $1.898122 $1.708574 $1.852360 $1.832517 $1.506093 $1.329378 $1.374241	$2.400723 $2.183733 $1.856593 $2.087378 $1.898122 $1.708574 $1.852360 $1.832517 $1.506093 $1.329378	2,514,941.225 3,118,652.322 3,738,473.748 4,352,654.365 5,355,893.808 5,967,946.251 8,570,615.112 10,014,344.474 10,608,245.203 10,591,618.060
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.546941 $1.352885 $1.435058 $1.328062 $1.182143 $1.290946 $1.252502 $1.115734 $1.005351 $0.996636	$1.534646 $1.546941 $1.352885 $1.435058 $1.328062 $1.182143 $1.290946 $1.252502 $1.115734 $1.005351	3,749,133.759 4,272,507.650 5,293,888.735 6,329,068.585 7,182,061.177 8,867,391.227 10,736,196.854 11,572,097.747 13,125,725.645 13,351,180.746
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.470424 $1.217633 $1.359234 $1.273279 $1.113519 $1.188922 $1.126523 $0.891475 $0.792094 $0.812424	$1.375612 $1.470424 $1.217633 $1.359234 $1.273279 $1.113519 $1.188922 $1.126523 $0.891475 $0.792094	1,333,843.919 1,434,028.294 1,697,278.828 1,950,977.752 2,093,953.002 2,336,032.316 3,269,606.847 3,438,047.473 4,313,421.665 5,393,707.555

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.336244 $1.738143 $1.835784 $1.466804 $1.459309 $1.414030 $1.326854 $0.963374 $1.000000	$3.268390 $2.336244 $1.738143 $1.835784 $1.466804 $1.459309 $1.414030 $1.326854 $0.963374	122,017.895 145,332.260 203,050.079 212,222.604 270,374.307 312,368.187 406,551.184 417,775.623 462,168.954
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.653549 $2.743725 $2.803776 $2.239184 $2.027298 $1.983007 $1.793227 $1.378468 $1.196068 $1.234365	$4.290064 $3.653549 $2.743725 $2.803776 $2.239184 $2.027298 $1.983007 $1.793227 $1.378468 $1.196068	670,682.529 741,537.086 844,468.660 944,622.925 1,137,743.050 1,264,978.043 1,630,499.366 1,871,719.752 2,066,071.319 2,770,633.806
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.558163 $1.228719 $1.342339 $1.075455 $1.072054 $1.116413 $1.057240 $0.837856 $0.709560 $0.837304	$1.838517 $1.558163 $1.228719 $1.342339 $1.075455 $1.072054 $1.116413 $1.057240 $0.837856 $0.709560	2,053,639.087 2,271,895.310 2,616,420.880 3,289,277.507 3,590,997.213 4,410,390.903 5,506,393.655 6,158,557.884 6,943,163.234 8,995,800.714
Janus Henderson Mid Cap Value Portfolio - Service Shares Subaccount Inception Date December 31, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.825828 $2.205500 $2.597811 $2.320358 $1.983001 $2.089872 $1.956141 $1.578171 $1.445927 $1.512686	$2.750321 $2.825828 $2.205500 $2.597811 $2.320358 $1.983001 $2.089872 $1.956141 $1.578171 $1.445927	203,915.087 233,734.935 238,083.767 288,636.292 285,560.520 318,470.562 336,614.945 383,428.804 414,383.010 429,328.072
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.523712 $2.531634 $2.614726 $2.100680 $1.959687 $2.032692 $2.230349 $1.603039 $1.345938 $1.526253	$5.054206 $3.523712 $2.531634 $2.614726 $2.100680 $1.959687 $2.032692 $2.230349 $1.603039 $1.345938	1,692,660.168 1,960,508.111 2,387,920.784 2,697,717.989 2,948,781.642 3,419,936.919 4,100,708.333 4,916,207.706 5,483,321.332 6,298,081.037
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.172462 $1.835744 $1.979673 $1.793599 $1.672954 $1.707944 $1.601644 $1.369109 $1.252772 $1.251683	$2.344045 $2.172462 $1.835744 $1.979673 $1.793599 $1.672954 $1.707944 $1.601644 $1.369109 $1.252772	1,871,392.363 2,127,769.536 2,387,749.808 2,728,305.341 3,101,137.005 3,289,075.628 3,937,613.577 4,500,628.847 4,938,016.602 5,955,705.991

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.582206 $1.392341 $1.516347 $1.337839 $1.282542 $1.322097 $1.279657 $1.135198 $1.028571 $1.079477	$1.651255 $1.582206 $1.392341 $1.516347 $1.337839 $1.282542 $1.322097 $1.279657 $1.135198 $1.028571	1,057,164.892 1,267,854.057 1,645,209.416 2,291,109.411 2,884,138.907 2,896,168.178 3,325,650.745 2,951,776.116 2,619,636.167 1,967,086.227
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.016857 $0.917192 $1.101052 $0.957660 $0.906912 $0.984435 $1.124370 $0.928048 $0.796770 $0.904935	$0.990231 $1.016857 $0.917192 $1.101052 $0.957660 $0.906912 $0.984435 $1.124370 $0.928048 $0.796770	2,833,937.806 3,191,213.828 3,643,791.075 4,181,484.358 4,585,599.050 5,087,588.984 6,050,009.631 6,735,179.044 8,434,799.032 8,864,265.081
TA 60/40 Allocation - Service Class Subaccount Inception Date May 1, 2018	2020 2019 2018	$1.130601 $0.955243 $0.998925	$1.252753 $1.130601 $0.955243	302,028.840 235,116.815 0.000
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.538892 $2.256288 $2.345456 $2.215635 $1.949661 $2.066151 $2.016924 $1.920489 $1.660953 $1.609061	$2.627474 $2.538892 $2.256288 $2.345456 $2.215635 $1.949661 $2.066151 $2.016924 $1.920489 $1.660953	3,418,900.033 3,630,159.896 3,707,265.314 4,311,963.350 4,944,724.131 5,332,714.253 7,162,324.328 8,227,093.768 8,887,173.431 8,694,449.322
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.317258 $2.063664 $2.153108 $2.038312 $1.798931 $1.907954 $1.869187 $1.784325 $1.546734 $1.501747	$2.389808 $2.317258 $2.063664 $2.153108 $2.038312 $1.798931 $1.907954 $1.869187 $1.784325 $1.546734	3,347,620.646 3,877,888.030 4,323,590.078 4,387,864.585 4,890,107.210 4,601,970.768 5,013,018.618 11,602,496.868 11,913,250.882 4,612,663.846
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.661691 $2.180339 $2.500874 $2.180124 $1.925554 $2.027311 $1.834468 $1.429616 $1.298898 $1.283245	$2.429534 $2.661691 $2.180339 $2.500874 $2.180124 $1.925554 $2.027311 $1.834468 $1.429616 $1.298898	14,135,534.904 15,532,948.200 17,269,116.697 21,026,445.308 22,010,888.491 23,358,370.680 28,932,889.572 31,096,752.636 34,714,556.987 38,339,747.916

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.158507 $2.594310 $2.981924 $2.606177 $2.308371 $2.436357 $2.209209 $1.725844 $1.571597 $1.556876	$2.875682 $3.158507 $2.594310 $2.981924 $2.606177 $2.308371 $2.436357 $2.209209 $1.725844 $1.571597	2,913,312.199 3,493,521.395 4,463,770.097 5,701,945.202 6,319,880.296 6,165,367.848 6,888,466.023 6,934,456.529 6,439,929.341 4,693,027.263
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.464257 $1.394188 $1.411583 $1.395622 $1.412253 $1.432024 $1.388848 $1.441919 $1.392059 $1.313015	$1.572097 $1.464257 $1.394188 $1.411583 $1.395622 $1.412253 $1.432024 $1.388848 $1.441919 $1.392059	5,214,042.109 5,069,027.338 4,687,455.162 5,586,828.961 6,948,967.700 5,608,528.487 6,981,907.472 6,966,003.984 9,323,332.303 9,955,312.417
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.305892 $1.246362 $1.264987 $1.254313 $1.271297 $1.292629 $1.256459 $1.307833 $1.265974 $1.197654	$1.398062 $1.305892 $1.246362 $1.264987 $1.254313 $1.271297 $1.292629 $1.256459 $1.307833 $1.265974	4,881,803.559 4,907,928.424 6,442,595.717 6,170,508.394 7,985,758.712 7,935,793.804 7,555,340.870 8,209,499.262 21,082,939.214 12,062,214.950
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.305892 $1.246362 $1.264987 $1.254313 $1.271297 $1.292629 $1.256459 $1.307833 $1.265974 $1.197654	$1.398062 $1.305892 $1.246362 $1.264987 $1.254313 $1.271297 $1.292629 $1.256459 $1.307833 $1.265974	497,577.468 648,929.766 2,302,011.996 1,219,121.057 3,672,453.128 3,203,430.969 2,669,537.732 2,931,963.249 12,172,762.330 17,082,804.780
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2020 2019 2018 2017 2016 2015	$12.143696 $10.462752 $11.277125 $9.985489 $9.524294 $9.999592	$12.477586 $12.143696 $10.462752 $11.277125 $9.985489 $9.524294	473,518.713 617,342.258 711,497.934 808,837.299 251,720.615 105,751.234
TA BlackRock Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.042724 $2.466927 $2.785161 $2.539394 $2.561364 $2.615523 $2.337664 $2.283753 $1.850796 $1.992826	$2.988291 $3.042724 $2.466927 $2.785161 $2.539394 $2.561364 $2.615523 $2.337664 $2.283753 $1.850796	1,915,524.544 2,282,251.098 1,970,377.857 2,014,405.449 2,157,066.819 2,190,560.248 2,634,964.970 2,547,239.631 2,788,271.247 2,799,884.183

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.980995 $2.422788 $2.742544 $2.507402 $2.534309 $2.594954 $2.324820 $2.275322 $1.848023 $1.995615	$2.922009 $2.980995 $2.422788 $2.742544 $2.507402 $2.534309 $2.594954 $2.324820 $2.275322 $1.848023	1,212,404.913 1,409,628.740 1,874,335.698 2,230,515.540 2,548,681.335 2,946,666.711 3,194,236.516 3,066,099.248 2,821,345.907 2,137,194.645
TA BlackRock Government Money Market - Initial Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.958901 $0.954468 $0.951683 $0.965873 $0.980263 $0.994891 $1.009799 $1.024875 $1.040284 $1.055804	$0.947407 $0.958901 $0.954468 $0.951683 $0.965873 $0.980263 $0.994891 $1.009799 $1.024875 $1.040284	20,369,002.434 15,010,878.140 13,500,191.721 13,336,696.152 18,352,080.392 18,098,962.792 14,280,254.036 16,144,521.446 16,646,481.033 21,118,569.618
TA BlackRock Government Money Market - Service Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.928690 $0.926702 $0.932874 $0.946739 $0.960881 $0.975221 $0.989809 $1.004609 $1.019683 $1.034921	$0.917208 $0.928690 $0.926702 $0.932874 $0.946739 $0.960881 $0.975221 $0.989809 $1.004609 $1.019683	16,862,475.844 18,852,650.442 13,312,643.713 16,880,922.168 19,314,534.926 25,703,843.891 28,168,440.822 21,664,491.923 24,268,769.002 16,936,197.348
TA BlackRock iShares Edge 40 - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.880530 $1.655355 $1.752844 $1.621121 $1.609577 $1.634956 $1.572065 $1.488696 $1.423702 $1.419261	$2.031485 $1.880530 $1.655355 $1.752844 $1.621121 $1.609577 $1.634956 $1.572065 $1.488696 $1.423702	737,457.313 859,479.3530 944,307.829 1,091,862.396 1,250,680.053 1,384,190.957 1,492,715.637 1,668,563.363 1,781,767.195 2,013,971.586
TA BlackRock iShares Edge 40- Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.861538 $1.641552 $1.743518 $1.615777 $1.607957 $1.638943 $1.578948 $1.499370 $1.438604 $1.436219	$2.007390 $1.861538 $1.641552 $1.743518 $1.615777 $1.607957 $1.638943 $1.578948 $1.499370 $1.438604	4,723,566.672 5,238,685.329 6,605,831.819 8,639,980.661 10,976,575.869 12,380,781.241 10,898,966.626 12,013,461.214 13,102,214.833 9,402,118.631
TA BlackRock iShares Edge 50 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$12.377172 $10.826673 $11.286104 $10.150822 $9.998780	$13.379960 $12.377172 $10.826673 $11.286104 $10.150822	115,828.609 114,523.135 52,134.238 57,455.019 111,039.320
TA BlackRock iShares Edge 75 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$13.324521 $11.244276 $11.878339 $10.220022 $9.998780	$14.474536 $13.324521 $11.244276 $11.878339 $10.220022	152,150.940 139,399.033 81,166.961 35,707.065 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock iShares Edge 100 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$14.547835 $11.852774 $12.708330 $10.467150 $9.998780	$15.749002 $14,547835 $11.852774 $12.708330 $10.467150	17,830.085 18,161.066 17,779,825 24,955.082 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.040488 $1.769404 $1.879032 $1.707659 $1.652117 $1.678990 $1.621951 $1.465379 $1.352082 $1.322799	$2.275454 $2.040488 $1.769404 $1.879032 $1.707659 $1.652117 $1.678990 $1.621951 $1.465379 $1.352082	24,491,988.348 27,345,161.312 33,058,195.617 40,019,877.970 43,895,028.739 48,709,765.491 54,398,626.904 51,074,814.429 43,129,840.553 24,446,774.302
TA International Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.685949 $1.340234 $1.653170 $1.318628 $1.337305 $1.356328 $1.451799 $1.247826 $1.036898 $1.170113	$2.008146 $1.685949 $1.340234 $1.653170 $1.318628 $1.337305 $1.356328 $1.451799 $1.247826 $1.036898	5,274,408.242 5,769,718.292 6,363,482.265 7,567,012.177 6,330,492.245 6,889,555.136 7,476,582.648 8,094,704.378 7,572,170.019 7,915,581.638
TA International Growth - Service Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.576570 $2.052715 $2.539556 $2.029792 $2.062913 $2.098956 $2.252306 $1.941176 $1.616793 $1.827773	$3.061039 $2.576570 $2.052715 $2.539556 $2.029792 $2.062913 $2.098956 $2.252306 $1.941176 $1.616793	930,724.630 1,205,768.235 1,399,379.903 1,898,199.789 1,981,484.598 2,239,486.108 1,999,647.534 2,007,856.193 1,558,374.028 1,240,204.870
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.670114 $1.392060 $1.413980 $1.229400 $1.198427 $1.214922 $1.143599 $0.975267 $0.879968 $1.001403	$1.880944 $1.670114 $1.392060 $1.413980 $1.229400 $1.198427 $1.214922 $1.143599 $0.975267 $0.879968	12,169,066.216 14,405,095.077 15,970,321.893 14,884,235.192 14,731,739.102 16,090,138.493 15,461,745.187 14,109,352.954 9,318,857.489 6,167,664.040
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.173728 $1.613869 $1.658426 $1.304730 $1.351877 $1.444861 $1.466320 $1.069631 $0.995363 $1.082927	$2.552875 $2.173728 $1.613869 $1.658426 $1.304730 $1.351877 $1.444861 $1.466320 $1.069631 $0.995363	4,989,739.112 6,130,767.533 6,082,746.484 6,781,266.080 6,952,663.298 7,374,737.307 10,617,554.124 10,713,096.208 12,043,196.607 13,462,121.005

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.704090 $2.757778 $2.840782 $2.239642 $2.326738 $2.492841 $2.536859 $1.854746 $1.730832 $1.887300	$4.340249 $3.704090 $2.757778 $2.840782 $2.239642 $2.326738 $2.492841 $2.536859 $1.854746 $1.730832	1,667,042.476 2,025,529.704 2,318,372.858 2,366,656.467 2,504,595.239 2,626,812.570 3,033,897.482 3,197,059.889 3,119,116.035 3,164,153.938
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.927899 $1.717984 $1.816152 $1.634007 $1.585174 $1.641068 $1.630007 $1.512767 $1.428953 $1.412819	$2.117305 $1.927899 $1.717984 $1.816152 $1.634007 $1.585174 $1.641068 $1.630007 $1.512767 $1.428953	8,982,659.940 9,193,597.313 9,505,097.275 10,750,537.057 12,695,281.887 17,013,803.306 20,913,640.584 27,037,571.420 34,097,121.359 42,243,263.916
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.974292 $1.764791 $1.871525 $1.687482 $1.642046 $1.703198 $1.695703 $1.577709 $1.493988 $1.481436	$2.163904 $1.974292 $1.764791 $1.871525 $1.687482 $1.642046 $1.703198 $1.695703 $1.577709 $1.493988	12,180,131.692 15,141,316.303 16,571,691.743 19,380,005.895 22,115,580.139 23,866,848.969 29,314,956.576 31,219,151.445 34,024,509.325 29,334,853.713
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.388199 $1.923047 $2.178498 $1.774062 $1.697443 $1.756820 $1.735793 $1.389338 $1.252508 $1.344067	$2.934991 $2.388199 $1.923047 $2.178498 $1.774062 $1.697443 $1.756820 $1.735793 $1.389338 $1.252508	9,905,475.516 10,858,118.012 12,201,593.197 13,416,052.930 13,848,072.556 15,218,560.247 20,594,704.497 20,886,898.666 20,614,104.454 24,850,313.563
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.760930 $2.226516 $2.531028 $2.065486 $1.981080 $2.054290 $2.035490 $1.634649 $1.476365 $1.588963	$3.382728 $2.760930 $2.226516 $2.531028 $2.065486 $1.981080 $2.054290 $2.035490 $1.634649 $1.476365	4,529,056.295 5,204,086.173 5,867,023.128 7,090,247.444 8,191,310.600 9,772,228.559 11,407,215.717 12,530,245.389 13,288,249.416 12,904,068.069
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.277271 $1.926022 $2.103818 $1.782754 $1.698247 $1.763099 $1.744674 $1.483329 $1.360826 $1.409570	$2.581661 $2.277271 $1.926022 $2.103818 $1.782754 $1.698247 $1.763099 $1.744674 $1.483329 $1.360826	15,658,486.737 17,468,765.518 18,713,748.572 21,065,272.022 22,194,913.733 25,964,126.786 29,556,506.943 32,012,391.027 33,375,587.065 36,853,589.059

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.510882 $2.127544 $2.330221 $1.979234 $1.890619 $1.968581 $1.950369 $1.662940 $1.529364 $1.588408	$2.836544 $2.510882 $2.127544 $2.330221 $1.979234 $1.890619 $1.968581 $1.950369 $1.662940 $1.529364	53,764,801.147 63,168,591.077 73,697,570.419 85,124,008.833 94,923,199.437 105,798,041.121 116,164,186.817 128,909,064.489 124,349,434.801 117,749,510.606
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.133795 $1.860324 $1.990431 $1.734575 $1.667720 $1.731296 $1.709964 $1.529176 $1.418402 $1.431255	$2.367244 $2.133795 $1.860324 $1.990431 $1.734575 $1.667720 $1.731296 $1.709964 $1.529176 $1.418402	11,071,055.150 12,581,429.267 14,556,151.216 16,194,766.599 20,161,420.789 19,083,463.360 23,137,648.478 25,559,492.567 27,648,040.431 30,975,801.290
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.265439 $1.979217 $2.122616 $1.855297 $1.789020 $1.861964 $1.841824 $1.650977 $1.535934 $1.554379	$2.505997 $2.265439 $1.979217 $2.122616 $1.855297 $1.789020 $1.861964 $1.841824 $1.650977 $1.535934	55,609,071.005 64,342,889.231 72,708,103.155 81,494,966.484 88,662,411.564 96,107,928.996 103,364,563.712 110,159,842.926 100,654,700.638 82,472,299.174
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.143710 $1.072347 $1.089519 $1.069250 $1.063340 $1.075685 $1.038815 $1.077338 $1.043947 $1.000000	$1.207546 $1.143710 $1.072347 $1.089519 $1.069250 $1.063340 $1.075685 $1.038815 $1.077338 $1.043947	2,777,270.776 3,151,905.402 3,933,719.981 4,415,162.842 5,641,995.032 4,641,188.489 4,701,243.399 4,822,188.592 4,299,515.063 3,205,251.506
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.544665 $1.971107 $2.128841 $1.783416 $1.625577 $1.651184 $1.467747 $1.124191 $0.980778 $0.988148	$3.012608 $2.544665 $1.971107 $2.128841 $1.783416 $1.625577 $1.651184 $1.467747 $1.124191 $0.980778	5,176,225.629 5,799,930.744 6,426,836.403 6,964,039.298 6,659,932.855 6,849,631.667 9,294,292.315 8,065,434.711 7,775,561.430 8,047,856.330
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.507313 $2.723972 $2.949298 $2.477599 $2.262981 $2.305105 $2.052898 $1.576937 $1.378801 $1.392839	$4.141774 $3.507313 $2.723972 $2.949298 $2.477599 $2.262981 $2.305105 $2.052898 $1.576937 $1.378801	962,302.952 999,688.717 1,173,058.121 1,468,941.857 1,552,012.367 1,283,659.900 1,437,171.927 1,364,575.122 933,859.331 457,048.385

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.211531 $1.045592 $1.204881 $1.006743 $1.010925 $1.045818 $1.069947 $0.965634 $0.871423 $0.956557	$1.367199 $1.211531 $1.045592 $1.204881 $1.006743 $1.010925 $1.045818 $1.069947 $0.965634 $0.871423	18,785,159.994 20,322,363.456 23,536,262.034 27,048,661.300 30,342,424.010 33,821,369.021 33,301,738.036 35,922,709.224 31,617,709.863 29,136,414.808
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.801604 $2.256941 $2.606228 $2.337013 $2.075636 $2.170551 $1.915958 $1.479221 $1.248810 $1.245950	$2.788739 $2.801604 $2.256941 $2.606228 $2.337013 $2.075636 $2.170551 $1.915958 $1.479221 $1.248810	4,225,445.348 5,049,869.003 6,065,728.180 7,003,230.698 7,252,846.768 5,375,958.468 6,172,010.768 5,804,388.702 3,966,492.311 2,836,009.006
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.295935 $1.175348 $1.232347 $1.152738 $1.122920 $1.144360 $1.092888 $1.053540 $0.995114 $1.000000	$1.431304 $1.295935 $1.175348 $1.232347 $1.152738 $1.122920 $1.144360 $1.092888 $1.053540 $0.995114	8,189,033.172 9,007,900.874 10,929,593.650 12,773,962.097 13,547,323.964 15,038,163.461 14,639,186.420 15,863,209.080 12,456,648.148 3,272,895.640
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.300524 $1.137353 $1.194086 $1.097116 $1.121033 $1.161974 $1.087191 $1.008908 $1.000000	$1.274269 $1.300524 $1.137353 $1.194086 $1.097116 $1.121033 $1.161974 $1.087191 $1.008908	5,001,757.595 5,393,409.397 6,161,902.925 6,706,259.274 8,835,422.261 8,716,406.217 8,442,275.262 7,510,896.861 3,134,814.610
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.369729 $1.190025 $1.267974 $1.136804 $1.165325 $1.218749 $1.143507 $1.003956 $1.000000	$1.320253 $1.369729 $1.190025 $1.267974 $1.136804 $1.165325 $1.218749 $1.143507 $1.003956	4,946,103.508 5,676,315.719 7,051,446.031 6,715,671.664 8,416,079.243 9,664,269.576 7,705,330.926 5,286,958.173 1,616,834.461
TA Madison Diversified Income - Service Class Subaccount Inception Date June 1, 2017	2020 2019 2018 2017	$1.466263 $1.294791 $1.324296 $1.266678	$1.559488 $1.466263 $1.294791 $1.324296	1,890,355.129 2,236,336.219 2,542,444.849 2,785,739.960

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.464414 $1.285271 $1.366798 $1.222900 $1.196308 $1.236128 $1.200071 $1.093104 $1.023630 $1.023942	$1.503209 $1.464414 $1.285271 $1.366798 $1.222900 $1.196308 $1.236128 $1.200071 $1.093104 $1.023630	27,565,271.811 31,411,279.674 37,727,459.532 42,512,425.170 46,576,593.803 52,250,894.838 55,158,671.166 54,296,022.488 38,483,093.656 23,295,906.340
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.453463 $1.314952 $1.384569 $1.265649 $1.234284 $1.261475 $1.216626 $1.149041 $1.093979 $1.076184	$1.502326 $1.453463 $1.314952 $1.384569 $1.265649 $1.234284 $1.261475 $1.216626 $1.149041 $1.093979	7,683,864.642 8,282,717.881 9,124,151.157 9,189,887.797 10,563,810.739 10,439,815.444 10,824,234.430 10,228,169.582 8,605,627.676 3,537,223.547
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.540812 $1.309711 $1.431975 $1.226783 $1.189596 $1.251429 $1.221689 $1.043955 $0.949931 $0.975207	$1.582048 $1.540812 $1.309711 $1.431975 $1.226783 $1.189596 $1.251429 $1.221689 $1.043955 $0.949931	34,472,624.796 41,341,199.800 51,564,715.020 58,930,614.008 68,484,626.157 74,324,647.134 83,628,438.825 76,066,311.071 54,244,131.719 43,631,049.916
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.418400 $1.214086 $1.266975 $1.160654 $1.130959 $1.186379 $1.114515 $0.989747 $1.000000	$1.681524 $1.418400 $1.214086 $1.266975 $1.160654 $1.130959 $1.186379 $1.114515 $0.989747	4,412,517.276 4,831,235.311 5,983,075.750 5,154,214.174 6,583,316.650 7,203,782.971 6,878,590.250 5,984,939.974 1,368,852.803
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.675052 $3.014549 $2.868339 $2.027381 $2.105354 $1.911596 $1.830377 $1.253160 $1.100883 $1.186252	$7.888689 $3.675052 $3.014549 $2.868339 $2.027381 $2.105354 $1.911596 $1.830377 $1.253160 $1.100883	13,738,671.512 14,730,084.560 8,275,598.458 9,210,603.066 9,031,088.725 10,045,937.328 12,724,904.965 13,203,159.780 14,008,411.715 15,656,224.943
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.830769 $3.971154 $3.787328 $2.683073 $2.793143 $2.543767 $2.440664 $1.675125 $1.475975 $1.593493	$10.341942 $4.830769 $3.971154 $3.787328 $2.683073 $2.793143 $2.543767 $2.440664 $1.675125 $1.475975	2,338,971.848 2,425,870.597 1,047,959.920 1,187,537.238 1,096,111.450 1,413,514.504 1,164,268.967 1,419,637.811 921,484.943 646,497.923

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.779721 $1.532842 $1.684308 $1.506266 $1.462132 $1.502498 $1.500189 $1.331962 $1.230599 $1.300004	$2.074961 $1.779721 $1.532842 $1.684308 $1.506266 $1.462132 $1.502498 $1.500189 $1.331962 $1.230599	25,449,458.241 29,728,629.014 34,698,427.817 43,039,293.175 49,262,580.660 54,607,473.478 59,908,595.114 61,597,978.179 63,404,565.105 56,581,753.707
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.612485 $9.390410 $10.334318 $9.322970 $9.427425 $9.908136 $9.998776	$11.133972 $10.612485 $9.390410 $10.334318 $9.322970 $9.427425 $9.908136	79,233.374 82,613.958 133,033.835 163,592.254 102,580.303 111,010.855 6,759.966
TA MSCI EAFE Index - Service Class(3)( Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$11.084588 $9.304234 $11.028249 $9.998655	$11.756537 $11.084588 $9.304234 $11.028249	13,870.795 8,507.909 16,658.973 14,574.459
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.905362 $2.421757 $2.551642 $2.269042 $2.134873 $2.162256 $1.980601 $1.702306 $1.535039 $1.497561	$3.317474 $2.905362 $2.421757 $2.551642 $2.269042 $2.134873 $2.162256 $1.980601 $1.702306 $1.535039	2,670,010.277 2,571,326.991 2,663,737.268 3,100,460.703 3,057,579.746 2,715,803.959 2,824,140.569 2,777,079.529 2,827,219.379 1,857,775.776
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.909418 $2.430577 $2.567447 $2.289500 $2.158875 $2.192635 $2.014092 $1.736065 $1.567872 $1.533791	$3.313676 $2.909418 $2.430577 $2.567447 $2.289500 $2.158875 $2.192635 $2.014092 $1.736065 $1.567872	7,224,038.878 7,929,646.977 8,920,340.434 12,992,598.665 12,079,410.507 10,317,405.579 10,983,320.494 10,291,731.732 8,740,219.908 7,698,130.080
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.279907 $1.085526 $1.184037 $1.072624 $1.033083 $1.075969 $1.012797 $0.919103 $0.923880 $0.970792	$1.372693 $1.279907 $1.085526 $1.184037 $1.072624 $1.033083 $1.075969 $1.012797 $0.919103 $0.923880	8,154,907.767 7,361,204.369 8,650,293.634 10,325,559.769 11,093,809.856 11,786,276.367 11,741,540.681 11,434,206.717 7,826,328.936 7,354,858.586
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.205559 $1.040812 $1.113840 $1.024054 $0.990093 $1.026253 $0.958074 $0.899120 $0.898985 $0.986000	$1.305236 $1.205559 $1.040812 $1.113840 $1.024054 $0.990093 $1.026253 $0.958074 $0.899120 $0.898985	3,976,984.880 5,218,827.745 5,953,575.311 7,285,747.369 7,773,487.641 7,819,567.593 6,413,819.804 6,856,940.718 4,863,404.671 3,804,137.088

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.260774 $1.052760 $1.157568 $1.023180 $0.990242 $1.041082 $0.993201 $0.863059 $0.870065 $0.999152	$1.355069 $1.260774 $1.052760 $1.157568 $1.023180 $0.990242 $1.041082 $0.993201 $0.863059 $0.870065	4,137,693.950 5,433,065.275 6,010,400.317 7,272,499.548 7,821,222.372 8,338,175.618 7,628,748.362 7,441,990.919 5,300,746.806 4,965,305.872
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.712106 $1.602924 $1.637816 $1.584892 $1.566127 $1.578717 $1.530847 $1.594413 $1.504848 $1.437263	$1.816429 $1.712106 $1.602924 $1.637816 $1.584892 $1.566127 $1.578717 $1.530847 $1.594413 $1.504848	7,212,281.592 7,781,903.072 8,279,971.756 8,723,185.890 9,601,297.431 9,942,672.189 14,405,091.177 19,310,610.713 24,033,386.614 20,900,228.969
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.529296 $1.434366 $1.470997 $1.426728 $1.413105 $1.426917 $1.388085 $1.448972 $1.370456 $1.312870	$1.618266 $1.529296 $1.434366 $1.470997 $1.426728 $1.413105 $1.426917 $1.388085 $1.448972 $1.370456	15,914,514.049 18,520,323.737 22,089,362.579 25,679,747.458 27,455,684.060 30,122,010.074 32,727,805.445 36,532,339.353 37,646,728.713 25,225,114.819
TA PineBridge Inflation Opportunities - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.042219 $0.977665 $1.008000 $0.992025 $0.969976 $1.013587 $0.995180 $1.116750 $1.066426 $1.000000	$1.116081 $1.042219 $0.977665 $1.008000 $0.992025 $0.969976 $1.013587 $0.995180 $1.116750 $1.066426	4,440,738.974 5,209,073.050 6,126,351.192 6,624,172.990 7,384,513.119 8,216,600.577 9,135,376.085 9,686,696.844 8,643,082.748 2,624,256.684
TA ProFunds UltraBear Fund - Service Class OAM Subaccount inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.023902 $0.042427 $0.040421 $0.060648 $0.080580 $0.088209 $0.120311 $0.222465 $0.320009 $0.405751	$0.010958 $0.023902 $0.042427 $0.040421 $0.060648 $0.080580 $0.088209 $0.120311 $0.222465 $0.320009	85,816,130.460 59,128,433.643 100,785,566.993 36,397,295.003 64,130,709.537 45,372,731.530 19,856,757.902 14,747,695.979 44,957,963.655 45,168,626.840
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.246405 $1.137332 $1.188831 $1.080245 $1.068120 $1.110358 $1.087784 $1.031189 $0.980272 $1.000000	$1.309677 $1.246405 $1.137332 $1.188831 $1.080245 $1.068120 $1.110358 $1.087784 $1.031189 $0.980272	3,745,438.560 4,933,308.210 6,718,141.040 7,819,526.377 10,336,762.899 11,339,413.622 13,634,729.520 15,290,846.487 12,682,093.880 7,436,026.896

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.308284 $1.192493 $1.287079 $1.085851 $1.080833 $1.173747 $1.154131 $1.005469 $0.919864 $1.000000	$1.262163 $1.308284 $1.192493 $1.287079 $1.085851 $1.080833 $1.173747 $1.154131 $1.005469 $0.919864	10,314,003.024 11,634,202.444 14,690,793.585 16,977,685.404 19,259,856.326 24,297,339.107 26,088,700.763 24,235,190.533 16,635,454.489 9,805,060.739
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.278337 $1.167569 $1.236745 $1.087306 $1.079998 $1.145176 $1.121783 $1.024706 $0.960465 $1.000000	$1.300359 $1.278337 $1.167569 $1.236745 $1.087306 $1.079998 $1.145176 $1.121783 $1.024706 $0.960465	9,903,456.675 11,715,911.022 13,250,497.767 14,450,680.577 16,450,954.169 18,183,903.310 20,381,462.698 20,280,958.890 11,605,767.331 1,772,627.161
TA Rothschild & Co Large Cap Value - Service Class(5) Subaccount Inception Date May 1, 2018	2020 2019 2018	$1.032405 $0.895647 $0.996977	$1.010988 $1.032405 $0.895647	155,536.925 31,676.658 33,237.660
TA S&P 500 Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$13.475067 $10.464105 $11.196411 $9.998655	$15.639295 $13.475067 $10.464105 $11.196411	23,279.374 9,978.387 11,425.358 8,699.903
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.563660 $3.697418 $4.238932 $3.723252 $3.119845 $3.248260 $3.133265 $2.332960 $2.034727 $2.121571	$4.677858 $4.563660 $3.697418 $4.238932 $3.723252 $3.119845 $3.248260 $3.133265 $2.332960 $2.034727	4,529,002.639 4,870,751.166 5,651,439.325 6,566,254.263 7,029,464.295 8,243,854.539 10,151,606.557 11,500,823.282 13,548,929.590 15,060,253.416
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 4, 1993	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.510721 $2.039668 $2.343124 $2.063341 $1.733541 $1.808991 $1.749794 $1.305548 $1.142030 $1.193232	$2.566114 $2.510721 $2.039668 $2.343124 $2.063341 $1.733541 $1.808991 $1.749794 $1.305548 $1.142030	2,670,473.187 2,971,824.302 3,472,610.572 4,172,420.035 4,437,858.882 4,441,355.460 5,082,479.179 5,431,274.354 4,506,246.143 4,006,526.416
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.810819 $2.913283 $3.182647 $2.639294 $2.408523 $2.386574 $2.273471 $1.601682 $1.405318 $1.402607	$4.639141 $3.810819 $2.913283 $3.182647 $2.639294 $2.408523 $2.386574 $2.273471 $1.601682 $1.405318	4,318,756.954 5,066,591.102 5,660,844.700 5,856,833.864 6,175,924.624 6,457,502.545 6,495,319.911 7,172,488.698 7,213,577.241 8,144,370.772

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$5.163689 $3.958868 $4.334153 $3.605081 $3.296353 $3.275219 $3.128977 $2.210107 $1.943843 $1.943542	$6.272913 $5.163689 $3.958868 $4.334153 $3.605081 $3.296353 $3.275219 $3.128977 $2.210107 $1.943843	2,362,327.676 2,872,324.319 3,189,330.063 3,751,192.868 3,932,812.998 3,683,946.638 3,759,695.896 3,965,198.631 3,151,007.829 2,467,702.802
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.671776 $1.401615 $1.684188 $1.390750 $1.396518 $1.399048 $1.497693 $1.222547 $1.062925 $1.258782	$1.754807 $1.671776 $1.401615 $1.684188 $1.390750 $1.396518 $1.399048 $1.497693 $1.222547 $1.062925	6,019,225.616 6,021,204.235 6,501,383.389 7,011,678.538 6,694,227.381 6,862,931.309 7,279,250.780 7,259,353.414 6,975,372.762 7,781,865.693
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.377060 $1.998333 $2.406168 $1.991011 $2.005435 $2.014574 $2.161065 $1.767918 $1.541241 $1.831042	$2.487170 $2.377060 $1.998333 $2.406168 $1.991011 $2.005435 $2.014574 $2.161065 $1.767918 $1.541241	719,415.227 824,846.528 1,219,810.258 1,304,386.641 1,345,890.574 2,363,393.171 1,270,041.222 1,275,903.820 1,235,381.256 1,068,306.135
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.044189 $2.206312 $2.234883 $1.755703 $1.733247 $1.646502 $1.504184 $1.152560 $1.033797 $1.089949	$4.117871 $3.044189 $2.206312 $2.234883 $1.755703 $1.733247 $1.646502 $1.504184 $1.152560 $1.033797	17,665,223.107 18,938,424.574 12,743,798.617 14,283,649.487 15,224,430.286 16,649,003.649 19,986,736.158 21,880,212.985 24,230,058.126 27,963,163.440
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.106942 $2.984367 $3.030414 $2.386846 $2.362526 $2.249285 $2.059879 $1.582325 $1.423142 $1.503523	$5.540941 $4.106942 $2.984367 $3.030414 $2.386846 $2.362526 $2.249285 $2.059879 $1.582325 $1.423142	2,196,927.063 2,733,688.865 2,069,134.750 2,403,184.288 2,863,233.156 3,235,431.096 3,121,744.065 3,284,124.214 3,021,605.083 3,060,237.164

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.420733 $1.985765 $2.138733 $1.828528 $1.669260 $1.668825 $1.548343 $1.166494 $1.008920 $0.964479	$2.446332 $2.420733 $1.985765 $2.138733 $1.828528 $1.669260 $1.668825 $1.548343 $1.166494 $1.008920	860,299.512 789,604.790 792,524.785 801,895.710 984,502.884 1,045,668.262 1,256,841.218 1,153,016.115 1,090,567.147 1,096,542.580
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.602027 $1.963661 $1.946107 $1.498610 $1.484577 $1.357955 $1.209558 $0.895253 $0.777914 $0.819539	$3.468027 $2.602027 $1.963661 $1.946107 $1.498610 $1.484577 $1.357955 $1.209558 $0.895253 $0.777914	230,452.478 236,027.685 271,419.827 274,898.694 314,070.955 322,674.602 355,908.302 360,285.691 415,483.023 503,085.905
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.047205 $2.353737 $2.556637 $2.132067 $2.006716 $2.026392 $1.840279 $1.424962 $1.244196 $1.297713	$3.913718 $3.047205 $2.353737 $2.556637 $2.132067 $2.006716 $2.026392 $1.840279 $1.424962 $1.244196	1,865,297.808 2,070,183.805 2,242,059.097 2,772,105.949 2,984,486.522 3,338,559.792 3,790,807.087 4,340,454.490 4,283,149.447 5,020,305.328
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.495289 $1.990623 $2.207084 $1.986592 $1.711280 $1.812038 $1.693777 $1.343597 $1.163980 $1.172556	$2.619328 $2.495289 $1.990623 $2.207084 $1.986592 $1.711280 $1.812038 $1.693777 $1.343597 $1.163980	368,185.243 399,310.535 421,071.419 474,696.327 631,722.831 710,873.567 900,057.307 1,078,246.324 1,252,096.435 1,479,502.816
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.834162 $2.045515 $1.848597 $1.396959 $1.415575 $1.362584 $1.234212 $0.909910 $0.773278 $0.768942	$4.702184 $2.834162 $2.045515 $1.848597 $1.396959 $1.415575 $1.362584 $1.234212 $0.909910 $0.773278	0.000 0.000 1,095.314 1,100.929 1,107.130 1,114.093 1,120.667 6,924.224 13,648.279 25,358.207
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.555364 $1.934032 $1.969775 $1.481473 $1.493940 $1.417026 $1.294325 $0.965031 $0.855411 $0.867643	$3.617598 $2.555364 $1.934032 $1.969775 $1.481473 $1.493940 $1.417026 $1.294325 $0.965031 $0.855411	346,554.350 444,373.906 551,441.606 558,665.470 581,887.819 615,766.829 630,043.393 664,814.715 715,853.384 858,149.032

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.357002 $3.586844 $4.267825 $3.590105 $3.252434 $3.352574 $3.206127 $2.392732 $2.117979 $2.409019	$5.064586 $4.357002 $3.586844 $4.267825 $3.590105 $3.252434 $3.352574 $3.206127 $2.392732 $2.117979	756,678.902 829,111.957 953,387.440 1,331,595.725 1,393,129.843 1,503,169.564 1,712,605.753 1,976,711.384 2,169,690.092 2,613,500.424
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.865817 $2.167015 $2.663623 $2.267966 $2.104508 $2.204293 $2.098481 $1.634493 $1.304448 $1.454089	$3.052916 $2.865817 $2.167015 $2.663623 $2.267966 $2.104508 $2.204293 $2.098481 $1.634493 $1.304448	378,224.370 448,867.065 488,518.761 617,672.428 624,339.175 669,757.742 774,002.245 843,579.242 795,451.152 659,665.747
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.566348 $1.368515 $1.450201 $1.340748 $1.192271 $1.300718 $1.260729 $1.121956 $1.009965 $1.000224	$1.555430 $1.566348 $1.368515 $1.450201 $1.340748 $1.192271 $1.300718 $1.260729 $1.121956 $1.009965	405,881.593 442,221.597 558,318.836 594,797.004 648,702.743 789,741.848 1,043,921.219 1,196,310.351 1,379,110.322 1,267,294.579
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.488903 $1.231719 $1.373606 $1.285472 $1.123082 $1.197944 $1.133954 $0.896470 $0.795747 $0.815369	$1.394280 $1.488903 $1.231719 $1.373606 $1.285472 $1.123082 $1.197944 $1.133954 $0.896470 $0.795747	202,566.640 205,307.662 267,669.940 279,125.603 290,259.022 310,523.566 354,975.466 430,652.761 498,858.763 678,609.738
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.354018 $1.749642 $1.846098 $1.473592 $1.464627 $1.417786 $1.329079 $0.964032 $1.000000	$3.296500 $2.354018 $1.749642 $1.846098 $1.473592 $1.464627 $1.417786 $1.329079 $0.964032	46,111.685 46,319.801 46,511.765 46,713.947 48,724.751 50,533.207 59,928.843 60,241.102 60,835.601
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.941520 $1.456605 $1.487011 $1.186408 $1.073099 $1.048619 $0.947333 $0.727505 $0.630620 $0.650168	$2.282009 $1.941520 $1.456605 $1.487011 $1.186408 $1.073099 $1.048619 $0.947333 $0.727505 $0.630620	131,104.312 234,414.564 393,737.856 475,431.569 425,417.330 437,754.484 524,757.197 561,839.196 595,128.693 1,028,388.380

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.285754 $1.012906 $1.105471 $0.884809 $0.881153 $0.916704 $0.867255 $0.686613 $0.580904 $0.684810	$1.518584 $1.285754 $1.012906 $1.105471 $0.884809 $0.881153 $0.916704 $0.867255 $0.686613 $0.580904	336,457.494 346,831.546 356,967.912 427,958.486 448,926.859 491,412.369 553,377.207 605,279.961 985,151.424 1,333,440.716
Janus Henderson Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.867447 $2.235778 $2.630859 $2.347580 $2.004293 $2.110232 $1.973249 $1.590394 $1.455683 $1.521387	$2.793580 $2.867447 $2.235778 $2.630859 $2.347580 $2.004293 $2.110232 $1.973249 $1.590394 $1.455683	352,607.126 353,506.486 353,749.905 353,865.760 353,984.612 362,169.703 393,175.296 395,173.848 396,300.842 417,265.090
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.585657 $2.573599 $2.655437 $2.131294 $1.986287 $2.058266 $2.256177 $1.620011 $1.358840 $1.539371	$5.148127 $3.585657 $2.573599 $2.655437 $2.131294 $1.986287 $2.058266 $2.256177 $1.620011 $1.358840	102,917.032 105,270.464 107,843.497 180,390.883 195,293.869 204,406.937 241,328.512 305,405.537 372,808.943 515,883.015
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.210574 $1.866117 $2.010436 $1.819679 $1.695613 $1.729374 $1.620152 $1.383572 $1.264757 $1.262412	$2.387514 $2.210574 $1.866117 $2.010436 $1.819679 $1.695613 $1.729374 $1.620152 $1.383572 $1.264757	279,442.750 310,627.028 368,837.811 499,622.570 563,511.059 667,822.405 782,096.180 838,654.695 939,166.636 1,095,714.392
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.029642 $0.927812 $1.112699 $0.966835 $0.914705 $0.991916 $1.131799 $0.933266 $0.800445 $0.908216	$1.003670 $1.029642 $0.927812 $1.112699 $0.966835 $0.914705 $0.991916 $1.131799 $0.933266 $0.800445	165,252.084 187,474.787 349,050.296 437,886.659 502,397.133 728,522.231 812,725.770 1,035,099.262 1,198,167.626 1,389,457.964
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.534370 $2.250044 $2.336649 $2.205147 $1.938534 $2.052329 $2.001464 $1.903896 $1.644974 $1.592018	$2.625388 $2.534370 $2.250044 $2.336649 $2.205147 $1.938534 $2.052329 $2.001464 $1.903896 $1.644974	1,011,148.896 1,202,156.841 1,372,644.402 1,543,565.316 1,764,687.917 2,081,255.376 2,177,442.531 2,456,032.492 2,834,051.928 3,177,342.123

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.008799 $2.462241 $2.821417 $2.457147 $2.168093 $2.280411 $2.061466 $1.604940 $1.456743 $1.437773	$2.749076 $3.008799 $2.462241 $2.821417 $2.457147 $2.168093 $2.280411 $2.061466 $1.604940 $1.456743	12,256,736.828 14,068,955.293 15,506,885.372 18,191,079.468 20,044,219.614 22,301,546.290 25,787,496.785 29,166,515.809 33,422,698.240 39,204,255.339
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.076661 $1.975339 $1.998018 $1.973476 $1.995040 $2.020976 $1.958114 $2.030943 $1.958786 $1.845743	$2.231808 $2.076661 $1.975339 $1.998018 $1.973476 $1.995040 $2.020976 $1.958114 $2.030943 $1.958786	1,917,661.085 1,909,591.803 2,099,364.913 2,205,707.277 2,659,440.748 3,271,722.119 3,492,072.044 3,997,275.067 5,011,222.035 5,573,586.900
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.345990 $1.283364 $1.301251 $1.289009 $1.305180 $1.325777 $1.287416 $1.338732 $1.294588 $1.223523	$1.442405 $1.345990 $1.283364 $1.301251 $1.289009 $1.305180 $1.325777 $1.287416 $1.338732 $1.294588	0.000 0.000 19,190.985 0.000 23,960.243 24,609.943 21,169.559 20,295.365 20,491.808 35,027.809
TA BlackRock Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.096253 $2.507840 $2.828551 $2.576425 $2.596169 $2.648444 $2.364755 $2.307934 $1.868540 $2.009964	$3.043873 $3.096253 $2.507840 $2.828551 $2.576425 $2.596169 $2.648444 $2.364755 $2.307934 $1.868540	328,146.496 452,877.059 454,578.380 543,874.798 614,402.279 719,223.552 895,060.469 889,007.376 924,422.692 1,124,926.075
TA BlackRock Government Money Market - Initial Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.323027 $1.315600 $1.310464 $1.328679 $1.347167 $1.365957 $1.384989 $1.404323 $1.424033 $1.443835	$1.308494 $1.323027 $1.315600 $1.310464 $1.328679 $1.347167 $1.365957 $1.384989 $1.404323 $1.424033	4,881,950.847 3,612,480.487 4,005,969.920 4,579,779.885 5,190,403.908 5,312,332.627 5,803,467.439 6,553,501.562 6,522,077.004 8,237,146.762
TA BlackRock iShares Edge 40 - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.913536 $1.682742 $1.780078 $1.644687 $1.631372 $1.655467 $1.590224 $1.504417 $1.437321 $1.431436	$2.069188 $1.913536 $1.682742 $1.780078 $1.644687 $1.631372 $1.655467 $1.590224 $1.504417 $1.437321	483,265.089 341,611.442 402,156.074 487,025.745 499,323.516 492,604.223 509,812.698 573,373.164 878,454.550 945,525.468

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.712997 $1.483953 $1.574339 $1.429347 $1.381506 $1.402594 $1.353599 $1.221728 $1.126149 $1.100689	$1.912145 $1.712997 $1.483953 $1.574339 $1.429347 $1.381506 $1.402594 $1.353599 $1.221728 $1.126149	881,480.812 948,622.343 979,330.348 1,110,108.808 1,062,764.218 771,109.596 910,831.351 958,245.509 1,234,604.642 1,090,877.782
TA International Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.717314 $1.363827 $1.680602 $1.339186 $1.356820 $1.374775 $1.470090 $1.262298 $1.047888 $1.181344	$2.047519 $1.717314 $1.363827 $1.680602 $1.339186 $1.356820 $1.374775 $1.470090 $1.262298 $1.047888	843,966.796 918,143.689 1,049,465.603 1,402,040.324 1,320,297.757 1,512,826.269 1,528,378.042 1,859,348.175 1,727,100.976 1,887,071.714
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.214082 $1.642219 $1.685882 $1.325029 $1.371566 $1.464469 $1.484756 $1.082014 $1.005894 $1.093306	$2.602831 $2.214082 $1.642219 $1.685882 $1.325029 $1.371566 $1.464469 $1.484756 $1.082014 $1.005894	495,956.164 545,829.808 609,451.089 845,548.899 981,788.757 1,126,123.398 1,217,091.011 1,605,484.234 1,895,813.058 2,391,949.939
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.961873 $1.746534 $1.844507 $1.657884 $1.606754 $1.661765 $1.648938 $1.528836 $1.442720 $1.425031	$2.156747 $1.961873 $1.746534 $1.844507 $1.657884 $1.606754 $1.661765 $1.648938 $1.528836 $1.442720	1,995,527.296 2,110,616.648 2,111,190.273 2,733,838.685 2,978,562.029 2,678,840.533 3,201,944.306 3,333,357.024 4,136,342.933 4,450,855.988
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.430173 $1.954917 $2.212411 $1.799904 $1.720483 $1.778910 $1.755888 $1.404033 $1.264501 $1.355615	$2.989510 $2.430173 $1.954917 $2.212411 $1.799904 $1.720483 $1.778910 $1.755888 $1.404033 $1.264501	1,378,581.527 1,385,241.330 1,544,740.326 2,241,044.252 2,325,801.422 2,649,556.572 2,872,171.733 3,241,789.545 3,265,176.816 3,824,200.710
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.317335 $1.957979 $2.136608 $1.808773 $1.721340 $1.785308 $1.764902 $1.499056 $1.373886 $1.421687	$2.629674 $2.317335 $1.957979 $2.136608 $1.808773 $1.721340 $1.785308 $1.764902 $1.499056 $1.373886	2,488,643.948 2,668,042.224 2,813,633.394 3,282,194.569 3,576,906.428 3,933,754.645 4,321,908.298 4,302,530.778 5,443,398.983 6,663,040.221

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.171296 $1.891156 $2.021417 $1.759837 $1.690350 $1.753065 $1.729756 $1.545347 $1.431983 $1.443528	$2.411233 $2.171296 $1.891156 $2.021417 $1.759837 $1.690350 $1.753065 $1.729756 $1.545347 $1.431983	3,120,335.553 3,137,890.667 3,347,031.118 3,952,235.015 4,257,388.953 4,845,350.072 5,525,624.406 6,582,381.089 6,433,354.797 6,925,236.216
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.045608 $3.130651 $3.377814 $2.826953 $2.574211 $2.612185 $2.319704 $1.774989 $1.547016 $1.557120	$4.794297 $4.045608 $3.130651 $3.377814 $2.826953 $2.574211 $2.612185 $2.319704 $1.774989 $1.547016	2,640,835.552 2,606,306.604 2,814,792.644 3,237,749.322 3,637,396.624 4,026,858.479 4,574,077.645 4,881,339.622 5,366,681.611 6,277,601.940
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1,2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.227971 $1.058741 $1.218819 $1.017403 $1.020629 $1.054808 $1.078076 $0.972012 $0.876311 $0.960974	$1.387105 $1.227971 $1.058741 $1.218819 $1.017403 $1.020629 $1.054808 $1.078076 $0.972012 $0.876311	119,297.906 117,026.734 135,349,475 112,672.786 168,762.368 228,820.697 285,325.122 288,004.748 176,369.109 157,065.838
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.829677 $2.277299 $2.627125 $2.353439 $2.088181 $2.181515 $1.923740 $1.483777 $1.251416 $1.247323	$2.819465 $2.829677 $2.277299 $2.627125 $2.353439 $2.088181 $2.181515 $1.923740 $1.483777 $1.251416	256,139.234 440,452.125 470,074.494 529,505.451 592,255.112 573,502.007 659,171.023 708,999.586 389,669.850 320,452.121
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.569300 $1.375967 $1.461800 $1.306618 $1.276944 $1.318147 $1.278439 $1.163345 $1.088338 $1.087596	$1.612462 $1.569300 $1.375967 $1.461800 $1.306618 $1.276944 $1.318147 $1.278439 $1.163345 $1.088338	597,469.641 711,632.184 680,651.305 694,371.228 733,124.393 608,991.415 494,294.089 325,438.360 163,386.389 72,853.339
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.468004 $1.326808 $1.395683 $1.274558 $1.241745 $1.267846 $1.221569 $1.152583 $1.096261 $1.077372	$1.518850 $1.468004 $1.326808 $1.395683 $1.274558 $1.241745 $1.267846 $1.221569 $1.152583 $1.096261	675,259.309 479,348.680 482,675.727 583,313.231 648,761.280 373,980.395 383,712.411 249,311.744 189,856.993 7,150.688

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.775592 $1.507787 $1.646914 $1.409548 $1.365472 $1.435032 $1.399545 $1.194752 $1.086069 $1.113867	$1.824909 $1.775592 $1.507787 $1.646914 $1.409548 $1.365472 $1.435032 $1.399545 $1.194752 $1.086069	280,409.700 280,107.783 294,762.544 388,128.977 456,068.171 535,619.247 663,515.407 343,941.286 75,097.475 100,081.135
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.117098 $3.373816 $3.207002 $2.264535 $2.349325 $2.131016 $2.038460 $1.394255 $1.223626 $1.317216	$8.846251 $4.117098 $3.373816 $3.207002 $2.264535 $2.349325 $2.131016 $2.038460 $1.394255 $1.223626	7,754,136.350 8,912,567.458 922,532.662 1,177,965.120 1,354,552.763 1,554,631.099 1,695,276.290 1,905,009.622 2,184,404.919 2,433,611.411
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.956440 $2.461906 $2.591388 $2.302130 $2.163870 $2.189471 $2.003550 $1.720340 $1.549757 $1.510448	$3.379126 $2.956440 $2.461906 $2.591388 $2.302130 $2.163870 $2.189471 $2.003550 $1.720340 $1.549757	1,311,492.901 1,161,421.082 1,182,622.380 1,052,640.991 1,090,476.966 893,259.194 1,010,304.422 1,082,424.334 1,080,796.020 645,762.772
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.742149 $1.629446 $1.663270 $1.607936 $1.587343 $1.598537 $1.548550 $1.611259 $1.519235 $1.449581	$1.850127 $1.742149 $1.629446 $1.663270 $1.607936 $1.587343 $1.598537 $1.548550 $1.611259 $1.519235	3,127,132.359 3,180,614.413 3,447,879.695 4,037,647.086 4,008,066.283 4,713,618.454 5,201,887.813 5,806,070.807 7,163,955.813 7,783,485.518
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$15.062875 $12.191733 $13.963424 $12.252662 $10.256879 $10.668525 $10.280692 $7.647247 $6.663030 $6.940581	$15.454993 $15.062875 $12.191733 $13.963424 $12.252662 $10.256879 $10.668525 $10.280692 $7.647247 $6.663030	1,908,870.035 2,171,633.801 2,430,431.523 2,812,427.725 3,106,801.827 3,498,221.789 3,963,322.930 4,455,698.860 5,157,941.121 6,042,755.946
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.095296 $2.363941 $2.579946 $2.137387 $1.948576 $1.928918 $1.835694 $1.291996 $1.132477 $1.129182	$3.771809 $3.095296 $2.363941 $2.579946 $2.137387 $1.948576 $1.928918 $1.835694 $1.291996 $1.132477	1,046,980.249 1,161,742.529 1,235,442.088 1,529,534.101 1,620,996.422 1,770,532.824 1,887,081.276 2,179,406.824 2,094,579.967 2,340,674.995

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.516011 $2.107341 $2.529673 $2.086880 $2.093467 $2.095199 $2.240705 $1.827259 $1.587105 $1.877702	$2.643576 $2.516011 $2.107341 $2.529673 $2.086880 $2.093467 $2.095199 $2.240705 $1.827259 $1.587105	3,783,686.967 4,285,954.614 4,639,785.731 5,562,402.072 5,979,754.300 6,409,559.787 7,062,096.485 7,663,433.963 8,551,871.566 9,901,353.400
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.400453 $1.738047 $1.758810 $1.380343 $1.361352 $1.291938 $1.179104 $0.902570 $0.808764 $0.851858	$3.250280 $2.400453 $1.738047 $1.758810 $1.380343 $1.361352 $1.291938 $1.179104 $0.902570 $0.808764	30,083,997.801 34,027,431.391 24,309,144.871 29,617,961.439 32,968,760.452 36,378,500.532 41,417,621.219 46,076,857.875 51,957,567.362 59,331,848.303

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.187050 $1.878004 $2.036899 $1.788036 $1.737579 $1.741112 $1.649925 $1.440290 $1.289515 $1.350083	$2.354082 $2.187050 $1.878004 $2.036899 $1.788036 $1.737579 $1.741112 $1.649925 $1.440290 $1.289515	6,764,321.593 8,009,017.129 9,360,646.577 11,569.021.219 13,937,946.921 15,097,893.411 14,490,465.851 13,849,741.522 12,360,697.011 11,117,756.377
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.734649 $2.241063 $2.411307 $2.059550 $1.878317 $1.875968 $1.738808 $1.308696 $1.130799 $1.079926	$2.766309 $2.734649 $2.241063 $2.411307 $2.059550 $1.878317 $1.875968 $1.738808 $1.308696 $1.130799	6,033,587.432 6,867,860.488 9,136,418.975 10,578,734.483 11,418,919.867 12,243,849.778 13,509,070.583 13,878,122.835 10,813,561.714 7,901,921.077
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.553426 $2.678996 $2.652411 $2.040502 $2.019415 $1.845350 $1.642083 $1.214190 $1.054017 $1.109325	$4.740745 $3.553426 $2.678996 $2.652411 $2.040502 $2.019415 $1.845350 $1.642083 $1.214190 $1.054017	626,560.365 1,065,170.250 1,254,221.720 1,808,096.021 2,019,668.479 2,193,864.287 2,468,986.558 2,770,003.056 3,054,765.710 4,503,243.886

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.214772 $1.856124 $1.977029 $1.728094 $1.604666 $1.607850 $1.549943 $1.273134 $1.113350 $1.116648	$2.451452 $2.214772 $1.856124 $1.977029 $1.728094 $1.604666 $1.607850 $1.549943 $1.273134 $1.113350	36,165,716.490 41,731,412.133 49,150,515.519 57,546,076.499 61,229,002.961 56,232,278.726 58,764,126.600 58,837,799.222 44,987,411.630 35,818,173.784
American Funds - The Bond Fund of AmericaSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.208028 $1.122332 $1.148591 $1.125662 $1.110913 $1.125609 $1.086297 $1.128027 $1.087721 $1.041503	$1.304747 $1.208028 $1.122332 $1.148591 $1.125662 $1.110913 $1.125609 $1.086297 $1.128027 $1.087721	14,969,133.651 16,741,268.566 18,518,530.947 21,643,910.907 28,421,707.212 27,708,047.790 29,747,278.718 31,564,280.949 31,908,333.652 15,650,416.354
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.168864 $2.461933 $2.507750 $1.985902 $1.842755 $1.752076 $1.640522 $1.281122 $1.104178 $1.171929	$4.743402 $3.168864 $2.461933 $2.507750 $1.985902 $1.842755 $1.752076 $1.640522 $1.281122 $1.104178	9,112,539.474 11,963,677.181 15,638,084.136 18,240,301.423 20,013,479.456 21,613,289.062 21,067,167.983 21,029,944.801 17,653,279.337 11,383,837.203
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.801989 $2.256937 $2.334974 $1.938364 $1.765846 $1.768375 $1.623967 $1.235904 $1.068907 $1.106211	$3.131436 $2.801989 $2.256937 $2.334974 $1.938364 $1.765846 $1.768375 $1.623967 $1.235904 $1.068907	7,474,284.795 9,653,757.345 11,706,679.088 13,374,334.081 13,471,903.577 13,225,169.837 15,334,525.559 13,715,447.737 11,027,296.204 7,572,546.852
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.502750 $1.242487 $1.453360 $1.117359 $1.096454 $1.166813 $1.217803 $1.017205 $0.876596 $1.035154	$1.685743 $1.502750 $1.242487 $1.453360 $1.117359 $1.096454 $1.166813 $1.217803 $1.017205 $0.876596	6,132,883.632 8,534,111.648 11,146,899.104 13,429,817.347 13,672,450.572 14,701,580.231 14,518,107.269 14,789,256.910 12,009,211.677 9,921,386.510
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.018010 $1.647053 $1.746131 $1.523263 $1.442358 $1.455868 $1.340488 $1.138401 $1.004416 $1.057928	$2.432909 $2.018010 $1.647053 $1.746131 $1.523263 $1.442358 $1.455868 $1.340488 $1.138401 $1.004416	27,147,439.332 32,021,547.733 38,023,953.726 43,385,117.359 46,928,753.005 46,892,843.252 43,505,478.469 36,709,763.231 35,675,727.144 25,046,461.605

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.771015 $2.909948 $3.157670 $2.630701 $2.473594 $2.495393 $2.263981 $1.751320 $1.527631 $1.591765	$4.848149 $3.771015 $2.909948 $3.157670 $2.630701 $2.473594 $2.495393 $2.263981 $1.751320 $1.527631	11,978,145.453 14,270,312.043 16,527,377.609 19,482,000.983 22,694,401.281 24,722,322.631 29,720,438.651 29,865,129.534 29,233,650.150 28,084,487.200
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.511007 $2.001184 $2.216589 $1.993189 $1.715280 $1.814489 $1.694403 $1.342765 $1.162115 $1.169536	$2.638425 $2.511007 $2.001184 $2.216589 $1.993189 $1.715280 $1.814489 $1.694403 $1.342765 $1.162115	1,548,133.606 1,752,676.705 2,198,767.594 2,590,914.373 3,073,824.635 3,679,523.163 4,591,401.914 5,378,641.638 6,378,990.297 8,669,082.383
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.244691 $2.453317 $2.496191 $1.875555 $1.889475 $1.790430 $1.633781 $1.216905 $1.077600 $1.091941	$4.597996 $3.244691 $2.453317 $2.496191 $1.875555 $1.889475 $1.790430 $1.633781 $1.216905 $1.077600	1,408,559.492 1,643,933.539 2,043,147.941 2,468,720.629 2,928,024.142 3,470,127.809 4,396,453.726 4,923,641.496 5,715,365.089 7,356,618.414
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.040569 $3.323069 $3.950047 $3.319515 $3.004336 $3.093779 $2.955724 $2.203677 $1.948696 $2.214293	$4.701388 $4.040569 $3.323069 $3.950047 $3.319515 $3.004336 $3.093779 $2.955724 $2.203677 $1.948696	6,396,605.483 7,803,891.724 8,986,833.759 10,426,893.100 11,471,005.593 12,874,225.116 15,350,357.545 17,212,575.080 16,730,842.113 17,568,000.261
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.916226 $2.202956 $2.705110 $2.301019 $2.133073 $2.232022 $2.122792 $1.651800 $1.316950 $1.466580	$3.109687 $2.916226 $2.202956 $2.705110 $2.301019 $2.133073 $2.232022 $2.122792 $1.651800 $1.316950	5,001,393.208 5,649,579.160 6,327,538.330 7,334,919.691 8,209,261.860 9,404,097.563 10,639,934.870 12,119,403.385 11,018,289.324 9,932,387.258
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.232122 $1.893990 $2.125218 $1.928741 $1.732726 $1.874843 $1.851111 $1.518385 $1.337593 $1.380025	$2.458755 $2.232122 $1.893990 $2.125218 $1.928741 $1.732726 $1.874843 $1.851111 $1.518385 $1.337593	8,340,199.543 9,973,324.244 12,217,544.363 15,232,373.966 18,118,698.342 20,513,059.773 23,298,356.539 25,519,298.294 27,368,016.351 28,579,799.079

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.586071 $1.384375 $1.465545 $1.353601 $1.202518 $1.310604 $1.269067 $1.128272 $1.014638 $1.003872	$1.576583 $1.586071 $1.384375 $1.465545 $1.353601 $1.202518 $1.310604 $1.269067 $1.128272 $1.014638	7,176,259.784 8,410,303.460 10,744,492.676 13,030,933.168 15,673,845.588 19,007,294.818 23,304,127.295 25,835,534.349 29,787,996.038 26,491,187.668
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.507680 $1.246024 $1.388171 $1.297832 $1.132756 $1.207066 $1.141472 $0.901525 $0.799440 $0.818330	$1.413253 $1.507680 $1.246024 $1.388171 $1.297832 $1.132756 $1.207066 $1.141472 $0.901525 $0.799440	1,402,535.482 1,684,609.954 2,143,964.730 2,720,084.568 3,401,855.118 3,727,200.999 4,780,145.278 5,328,757.836 5,689,439.012 7,683,401.832
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.371913 $1.761200 $1.856448 $1.480399 $1.469940 $1.421529 $1.331264 $0.964665 $1.000000	$3.324839 $2.371913 $1.761200 $1.856448 $1.480399 $1.469940 $1.421529 $1.331264 $0.964665	331,401.507 369,456.063 544,939.916 761,607.170 860,527.881 1,048,408.945 1,271,323.560 1,819,713.886 1,973,909.978
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$5.532603 $4.146680 $4.229040 $3.370822 $3.045864 $2.973442 $2.683577 $2.058824 $1.782863 $1.836327	$6.509315 $5.532603 $4.146680 $4.229040 $3.370822 $3.045864 $2.973442 $2.683577 $2.058824 $1.782863	431,642.497 504,411.148 687,868.604 786,312.697 878,795.131 996,503.155 1,143,636.668 1,326,870.505 1,447,234.741 2,099,850.799
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.057626 $1.619385 $1.765611 $1.411790 $1.404556 $1.459787 $1.379692 $1.091246 $0.922333 $1.086242	$2.432646 $2.057626 $1.619385 $1.765611 $1.411790 $1.404556 $1.459787 $1.379692 $1.091246 $0.922333	1,410,040.797 1,714,243.512 2,225,663.417 2,696,680.687 3,074,255.730 3,786,739.478 4,603,533.971 5,340,318.301 6,034,701.489 8,133,425.465
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.648785 $2.616322 $2.696836 $2.162394 $2.013286 $2.084189 $2.282350 $1.637182 $1.371883 $1.552619	$5.243924 $3.648785 $2.616322 $2.696836 $2.162394 $2.013286 $2.084189 $2.282350 $1.637182 $1.371883	2,070,816.814 2,520,709.697 3,321,710.812 3,944,331.110 4,661,497.076 5,336,171.888 6,746,018.225 8,074,597.280 9,297,228.260 11,148,156.060

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.249486 $1.897096 $2.041779 $1.846240 $1.718667 $1.751164 $1.638943 $1.398243 $1.276894 $1.273275	$2.431946 $2.249486 $1.897096 $2.041779 $1.846240 $1.718667 $1.751164 $1.638943 $1.398243 $1.276894	2,325,414.796 2,601,605.290 3,226,355.142 3,940,313.219 4,722,283.253 5,793,140.452 8,032,121.565 8,952,593.326 10,259,523.617 12,625,982.983
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.614042 $1.417563 $1.540757 $1.356701 $1.298076 $1.335484 $1.290061 $1.142177 $1.032864 $1.081849	$1.687800 $1.614042 $1.417563 $1.540757 $1.356701 $1.298076 $1.335484 $1.290061 $1.142177 $1.032864	4,479,276.233 6,028,525.819 7,552,354.856 9,203,544.007 10,129,059.389 10,440,664.417 11,429,382.743 11,169,243.218 11,239,489.518 9,477,051.195
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.042608 $0.938575 $1.124490 $0.976125 $0.922583 $0.999475 $1.139286 $0.938505 $0.804149 $0.911517	$1.017310 $1.042608 $0.938575 $1.124490 $0.976125 $0.922583 $0.999475 $1.139286 $0.938505 $0.804149	2,846,349.182 3,598,890.995 4,601,864.655 5,728,233.536 6,906,638.648 7,872,161.656 9,352,562.453 11,155,361.205 12,954,546.953 14,046,543.640
TA 60/40 Allocation - Service Class Subaccount Inception Date May 1, 2018	2020 2019 2018	$1.134323 $0.956509 $0.998930	$1.259357 $1.134323 $0.956509	534,893.943 351,410.241 60,755.433
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 2, 1998	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.639457 $2.341044 $2.428756 $2.289812 $2.010987 $2.126945 $2.072178 $1.969227 $1.699740 $1.643398	$2.736935 $2.639457 $2.341044 $2.428756 $2.289812 $2.010987 $2.126945 $2.072178 $1.969227 $1.699740	2,733,814.102 3,191,034.698 3,258,600.166 4,013,951.898 4,468,394.828 4,586,408.154 4,911,020.248 5,168,361.950 5,306,608.079 5,481,299.209
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 2, 1998	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.394700 $2.128436 $2.216300 $2.094002 $1.844453 $1.952378 $1.908942 $1.818674 $1.573385 $1.524631	$2.474554 $2.394700 $2.128436 $2.216300 $2.094002 $1.844453 $1.952378 $1.908942 $1.818674 $1.573385	5,190,032.802 6,563,179.912 8,069,246.483 9,738,522.484 11,590,128.696 11,698,955.177 14,181,948.541 16,042,211.790 14,559,317.424 9,749,138.416

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.795325 $2.285292 $2.616059 $2.276071 $2.006353 $2.108228 $1.903932 $1.480831 $1.342761 $1.323972	$2.556553 $2.795325 $2.285292 $2.616059 $2.276071 $2.006353 $2.108228 $1.903932 $1.480831 $1.342761	7,768,762.772 8,767,814.565 10,054,816.608 11,519,919.083 11,137,905.861 12,860,301.490 18,172,905.101 19,772,604.617 21,711,499.905 25,083,765.439
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.264067 $2.675739 $3.069432 $2.677392 $2.366784 $2.493089 $2.256200 $1.759082 $1.598704 $1.580608	$2.977669 $3.264067 $2.675739 $3.069432 $2.677392 $2.366784 $2.493089 $2.256200 $1.759082 $1.598704	5,722,850.630 7,198,417.428 9,323,999.353 12,061,271.336 13,692,518.790 14,201,721.564 16,303,356.159 16,928,956.899 14,825,565.722 12,644,819.239
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 9, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.492538 $1.418312 $1.433164 $1.414174 $1.428215 $1.445352 $1.399015 $1.449604 $1.396710 $1.314814	$1.605627 $1.492538 $1.418312 $1.433164 $1.414174 $1.428215 $1.445352 $1.399015 $1.449604 $1.396710	3,575,603.473 3,354,476.607 3,813,380.531 4,380,948.995 5,040,156.225 3,978,881.322 4,630,427.898 4,532,530.677 6,101,184.798 6,858,757.025
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 9, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.349553 $1.285479 $1.302104 $1.288579 $1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879	$1.447651 $1.349553 $1.285479 $1.302104 $1.288579 $1.303459 $1.322729 $1.283183 $1.333006 $1.287774	19,985,320.015 19,731,149.155 24,217,103.886 26,642,581.343 31,995,391.539 31,102,818.693 29,721,037.364 37,000,030.115 81,698,445.103 58,416,500.497
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.349553 $1.285479 $1.302104 $1.288579 $1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879	$1.447651 $1.349553 $1.285479 $1.302104 $1.288579 $1.303459 $1.322729 $1.283183 $1.333006 $1.287774	1,343,072.640 1,708,835.424 6,189,195.153 2,188,472.858 7,717,272.073 8,254,789.196 6,028,698.341 7,303,668.247 28,668,646.172 44,388,668.303
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2020 2019 2018 2017 2016 2015	$12.256055 $10.538768 $11.336551 $10.018405 $9.536912 $9.999646	$12.617902 $12.256055 $10.538768 $11.336551 $10.018405 $9.536912	2,515,706.919 3,049,789.255 3,257,054.071 3,148,569.046 1,579,789.077 521,302.075

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.150680 $2.549418 $2.872593 $2.613967 $2.631408 $2.681759 $2.392138 $2.332372 $1.886448 $2.027218	$3.100435 $3.150680 $2.549418 $2.872593 $2.613967 $2.631408 $2.681759 $2.392138 $2.332372 $1.886448	1,314,177.891 1,420,025.584 1,504,618.712 1,639,675.622 1,763,064.846 2,192,371.735 2,770,343.640 2,871,804.740 3,084,616.731 3,470,081.012
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.080681 $2.498881 $2.823071 $2.575953 $2.598477 $2.655419 $2.374297 $2.319167 $1.879905 $2.026045	$3.025696 $3.080681 $2.498881 $2.823071 $2.575953 $2.598477 $2.655419 $2.374297 $2.319167 $1.879905	3,044,332.914 3,871,720.058 4,904,104.843 5,883,459.952 6,766,969.833 7,354,032.448 8,340,919.784 8,221,974.104 7,301,756.211 5,364,263.928
TA BlackRock Government Money Market - Initial Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.983729 $0.977245 $0.972463 $0.985021 $0.997764 $1.010661 $1.023775 $1.036989 $1.050533 $1.064042	$0.973896 $0.983729 $0.977245 $0.972463 $0.985021 $0.997764 $1.010661 $1.023775 $1.036989 $1.050533	8,236,319.819 6,876,567.251 6,524,441.759 6,265,427.682 7,637,968.813 8,433,857.166 9,477,642.842 11,399,353.966 13,764,546.495 14,180,279.472
TA BlackRock Government Money Market - Service Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.959755 $0.955808 $0.960270 $0.972661 $0.985199 $0.997964 $1.010867 $1.023982 $1.037275 $1.050711	$0.949723 $0.959755 $0.955808 $0.960270 $0.972661 $0.985199 $0.997964 $1.010867 $1.023982 $1.037275	41,110,225.499 34,814,183.016 43,154,868.687 42,587,529.993 54,635,477.454 60,280,147.910 60,755,365.655 59,899,687.311 73,672,072.695 64,796,472.804
TA BlackRock iShares Edge 40 - Initial Class( Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.947207 $1.710659 $1.807822 $1.668691 $1.653554 $1.676319 $1.608668 $1.520365 $1.451112 $1.443750	$2.107678 $1.947207 $1.710659 $1.807822 $1.668691 $1.653554 $1.676319 $1.608668 $1.520365 $1.451112	1,244,261.144 1,235,202.803 1,268,436.462 1,727,367.784 1,928,855.915 2,020,193.860 2,121,444.542 2,169,852.054 2,235,770.044 2,807,047.567
TA BlackRock iShares Edge 40- Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.923781 $1.693095 $1.794694 $1.659939 $1.648662 $1.677130 $1.612566 $1.528267 $1.463422 $1.458130	$2.078598 $1.923781 $1.693095 $1.794694 $1.659939 $1.648662 $1.677130 $1.612566 $1.528267 $1.463422	27,356,344.650 32,934,677.779 39,821,386.492 46,591,497.318 52,550,430.950 57,798,336.901 61,575,858.802 66,571,507.496 66,078,811.717 47,493,227.607

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock iShares Edge 50 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$12.469923 $10.886332 $11.325813 $10.166524 $9.998941	$13.506835 $12.469923 $10.886332 $11.325813 $10.166524	300,032.707 293,590.373 275,470.149 249,446.990 173,850.728
TA BlackRock iShares Edge 75 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$13.424370 $11.306219 $11.920114 $10.235836 $9.998941	$14.611781 $13.424370 $11.306219 $11.920114 $10.235836	411,282.051 359,491.156 203,949.915 21,598.046 14,037.643
TA BlackRock iShares Edge 100 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$14.656853 $11.918079 $12.753013 $10.483340 $9.998941	$15.898341 $14,656853 $11.918079 $12.753013 $10.483340	17,369.827 20,463.509 22,492.728 30,048.048 10,602.112
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.083901 $1.803486 $1.911429 $1.733688 $1.674007 $1.697878 $1.636959 $1.476025 $1.359202 $1.327154	$2.328451 $2.083901 $1.803486 $1.911429 $1.733688 $1.674007 $1.697878 $1.636959 $1.476025 $1.359202	91,326,936.557 110,263,781.762 133,525,048.093 156,869,873.248 177,166,330.175 194,390,634.831 212,487,390.016 189,489,988.105 154,172,279.152 77,738,165.206
TA International Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.157700 $1.711865 $2.107382 $1.677624 $1.698048 $1.718813 $1.836166 $1.575082 $1.306244 $1.471150	$2.575131 $2.157700 $1.711865 $2.107382 $1.677624 $1.698048 $1.718813 $1.836166 $1.575082 $1.306244	4,697,529.890 5,036,300.430 5,264,403.213 5,297,359.469 5,346,157.177 5,808,215.153 6,781,543.698 6,548,908.483 6,022,690.005 6,925,481.027
TA International Growth - Service Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.662744 $2.117196 $2.614139 $2.085307 $2.115178 $2.147893 $2.300269 $1.978606 $1.644699 $1.855655	$3.169650 $2.662744 $2.117196 $2.614139 $2.085307 $2.115178 $2.147893 $2.300269 $1.978606 $1.644699	2,409,448.617 3,010,910.062 3,978,394.068 5,362,701.858 5,796,339.624 7,023,946.836 6,495,813.368 6,855,803.887 4,418,209.220 2,720,553.951
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.703741 $1.417295 $1.436757 $1.246759 $1.212964 $1.227238 $1.152921 $0.981275 $0.883639 $1.003605	$1.922610 $1.703741 $1.417295 $1.436757 $1.246759 $1.212964 $1.227238 $1.152921 $0.981275 $0.883639	37,584,360.876 43,048,988.907 47,206,177.504 47,777,810.442 49,384,468.394 50,164,077.952 46,273,695.594 43,834,772.822 26,290,673.522 18,432,986.595

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.063192 $2.269777 $2.327812 $1.827775 $1.890106 $2.016138 $2.042045 $1.486673 $1.380711 $1.499222	$3.604576 $3.063192 $2.269777 $2.327812 $1.827775 $1.890106 $2.016138 $2.042045 $1.486673 $1.380711	2,312,341.315 2,762,888.129 2,863,298.247 2,985,499.736 3,045,589.036 3,712,251.486 4,944,332.287 5,404,533.072 5,820,382.482 6,455,153.892
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.827919 $2.844364 $2.924162 $2.300855 $2.385641 $2.550908 $2.590834 $1.890470 $1.760676 $1.916075	$4.494204 $3.827919 $2.844364 $2.924162 $2.300855 $2.385641 $2.550908 $2.590834 $1.890470 $1.760676	2,958,903.646 3,792,818.387 4,442,962.033 5,042,236.411 5,738,708.593 6,607,895.305 7,047,614.272 7,504,370.518 7,161,427.507 6,738,478.184
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.996351 $1.775477 $1.873207 $1.682029 $1.628543 $1.682639 $1.668008 $1.544993 $1.456515 $1.437238	$2.196812 $1.996351 $1.775477 $1.873207 $1.682029 $1.628543 $1.682639 $1.668008 $1.544993 $1.456515	6,545,784.838 6,217,837.235 6,549,224.435 9,100,493.376 11,015,163.493 11,836,511.502 14,479,154.574 18,311,075.926 21,859,359.569 23,316,442.694
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.040283 $1.820182 $1.926443 $1.733584 $1.683598 $1.742852 $1.731760 $1.608077 $1.519752 $1.504008	$2.240643 $2.040283 $1.820182 $1.926443 $1.733584 $1.683598 $1.742852 $1.731760 $1.608077 $1.519752	72,923,429.326 84,763,296.363 89,619,801.611 104,938,573.341 120,100,793.907 136,204,489.321 158,109,434.465 180,976,403.922 197,716,439.585 172,276,251.373
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.472918 $1.987343 $2.246878 $1.826144 $1.743847 $1.801306 $1.776232 $1.418904 $1.276631 $1.367260	$3.045096 $2.472918 $1.987343 $2.246878 $1.826144 $1.743847 $1.801306 $1.776232 $1.418904 $1.276631	11,045,375.998 12,709,209.927 13,499,048.232 14,497,634.551 15,611,954.804 17,310,200.045 21,855,603.911 23,273,941.362 24,490,417.308 26,523,509.067
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.853284 $2.296462 $2.605367 $2.121978 $2.031253 $2.102166 $2.078828 $1.666162 $1.501835 $1.613207	$3.502795 $2.853284 $2.296462 $2.605367 $2.121978 $2.031253 $2.102166 $2.078828 $1.666162 $1.501835	6,840,534.446 8,435,504.759 10,403,958.293 12,936,889.479 15,942,298.675 18,805,807.145 21,300,856.238 24,221,017.836 22,911,968.985 22,861,926.976

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.358055 $1.990416 $2.169847 $1.835101 $1.744674 $1.807722 $1.785307 $1.514897 $1.387033 $1.433899	$2.678529 $2.358055 $1.990416 $2.169847 $1.835101 $1.744674 $1.807722 $1.785307 $1.514897 $1.387033	17,497,589.141 18,696,376.310 21,002,946.055 22,467,452.780 23,560,971.605 26,536,429.839 36,194,881.868 40,006,644.537 44,774,326.604 49,437,800.564
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.594744 $2.194261 $2.398537 $2.033266 $1.938414 $2.014370 $1.991807 $1.694938 $1.555706 $1.612582	$2.937069 $2.594744 $2.194261 $2.398537 $2.033266 $1.938414 $2.014370 $1.991807 $1.694938 $1.555706	177,008,906.832 204,404,419.393 238,035,291.570 273,644,175.623 308,615,412.527 347,508,177.021 388,111,518.192 434,703,202.587 435,511,189.634 424,586,346.626
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.209526 $1.922560 $2.052955 $1.785537 $1.713344 $1.775158 $1.749828 $1.561728 $1.445722 $1.455947	$2.456108 $2.209526 $1.922560 $2.052955 $1.785537 $1.713344 $1.775158 $1.749828 $1.561728 $1.445722	16,347,892.798 17,966,860.398 19,424,386.620 21,515,341.283 23,156,721.457 25,811,701.270 34,481,518.093 38,227,174.263 40,790,825.106 44,943,037.378
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.341197 $2.041380 $2.184951 $1.906034 $1.834331 $1.905368 $1.881047 $1.682810 $1.562448 $1.578099	$2.594898 $2.341197 $2.041380 $2.184951 $1.906034 $1.834331 $1.905368 $1.881047 $1.682810 $1.562448	252,653,505.625 293,556,993.556 328,075,458.070 375,269,092.629 412,520,896.403 459,389,589.951 504,091,055.904 542,357,098.157 488,786,272.025 396,196,624.586
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.163396 $1.088661 $1.103913 $1.081241 $1.073151 $1.083475 $1.044282 $1.080866 $1.045293 $1.000000	$1.230750 $1.163396 $1.088661 $1.103913 $1.081241 $1.073151 $1.083475 $1.044282 $1.080866 $1.045293	11,888,839.354 12,956,376.703 14,818,352.800 16,753,035.262 20,059,623.293 19,028,471.072 18,818,823.807 17,716,187.183 19,390,373.001 6,474,217.227
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.167954 $2.449078 $2.639811 $2.207143 $2.007843 $2.035443 $1.805751 $1.380371 $1.201886 $1.208546	$3.757925 $3.167954 $2.449078 $2.639811 $2.207143 $2.007843 $2.035443 $1.805751 $1.380371 $1.201886	3,258,652.654 3,475,175.278 3,467,267.810 3,677,677.836 3,535,939.526 3,584,584.486 3,544,814.077 3,156,634.088 2,922,701.209 2,883,947.705

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.624455 $2.809410 $3.035775 $2.545252 $2.320211 $2.358738 $2.096535 $1.607288 $1.402552 $1.414049	$4.288544 $3.624455 $2.809410 $3.035775 $2.545252 $2.320211 $2.358738 $2.096535 $1.607288 $1.402552	1,589,064.098 2,020,830.289 2,614,371.434 3,258,408.838 3,697,124.667 3,918,126.585 4,776,694.536 4,144,285.722 1,319,771.486 770,397.510
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.244679 $1.072082 $1.232953 $1.028185 $1.030422 $1.063889 $1.086276 $0.978437 $0.881220 $0.965399	$1.407376 $1.244679 $1.072082 $1.232953 $1.028185 $1.030422 $1.063889 $1.086276 $0.978437 $0.881220	52,865,451.069 62,612,501.406 72,645,623.251 80,783,707.367 86,177,971.187 98,493,261.723 104,211,116.936 113,336,884.876 101,182,670.823 93,856,625.698
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.858088 $2.297901 $2.648256 $2.370036 $2.100822 $2.192572 $1.931579 $1.488347 $1.254029 $1.248693	$2.850577 $2.858088 $2.297901 $2.648256 $2.370036 $2.100822 $2.192572 $1.931579 $1.488347 $1.254029	4,768,571.046 5,682,836.658 6,613,705.866 8,136,571.549 9,331,851.088 9,378,472.013 9,416,393.548 8,849,552.459 6,140,156.668 3,806,868.483
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.318291 $1.193264 $1.248645 $1.165691 $1.133311 $1.152670 $1.098662 $1.057019 $0.996413 $1.000000	$1.458871 $1.318291 $1.193264 $1.248645 $1.165691 $1.133311 $1.152670 $1.098662 $1.057019 $0.996413	44,311,124.782 52,538,816.904 62,662,601.049 73,474,766.173 81,495,875.130 86,664,223.864 89,358,850.455 96,997,069.816 79,004,787.431 19,534,006.319
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.320361 $1.152418 $1.207504 $1.107258 $1.129178 $1.168109 $1.090765 $1.010238 $1.000000	$1.296265 $1.320361 $1.152418 $1.207504 $1.107258 $1.129178 $1.168109 $1.090765 $1.010238	35,077,542.091 40,408,135.618 46,271,980.932 51,970,885.515 60,590,269.944 68,063,912.471 61,223,972.470 53,250,380.237 20,940,665.672
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.390601 $1.205782 $1.282219 $1.147306 $1.173783 $1.225180 $1.147282 $1.005291 $1.000000	$1.343017 $1.390601 $1.205782 $1.282219 $1.147306 $1.173783 $1.225180 $1.147282 $1.005291	15,482,493.201 17,159,060.712 20,155,803.248 22,870,142.069 26,744,312.368 33,067,656.304 23,950,394.928 18,807,072.324 6,998,971.252

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Madison Diversified Income - Service Class Subaccount Inception Date June 1, 2017	2020 2019 2018 2017	$1.491553 $1.314522 $1.341827 $1.281982	$1.589521 $1.491553 $1.314522 $1.341827	24,558,374.554 30,329,923.008 35,499,150.613 38,980,361.614
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.498510 $1.312605 $1.393105 $1.243990 $1.214544 $1.252491 $1.213568 $1.103217 $1.031053 $1.029338	$1.541250 $1.498510 $1.312605 $1.393105 $1.243990 $1.214544 $1.252491 $1.213568 $1.103217 $1.031053	196,409,664.514 229,164,670.388 265,999,849.920 301,193,967.513 335,497,707.777 365,725,827.705 398,299,558.289 396,509,995.868 281,236,662.561 166,191,826.366
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.482728 $1.338800 $1.406889 $1.283530 $1.249259 $1.274264 $1.226539 $1.156129 $1.098537 $1.078552	$1.535602 $1.482728 $1.338800 $1.406889 $1.283530 $1.249259 $1.274264 $1.226539 $1.156129 $1.098537	39,590,404.993 47,712,306.168 58,553,753.774 66,850,618.859 73,213,422.679 80,176,102.240 82,510,870.986 82,442,688.734 71,277,483.882 40,276,868.415
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.576752 $1.337617 $1.459587 $1.247992 $1.207777 $1.268046 $1.235472 $1.053646 $0.956851 $0.980374	$1.622149 $1.576752 $1.337617 $1.459587 $1.247992 $1.207777 $1.268046 $1.235472 $1.053646 $0.956851	123,552,533.721 143,468,461.240 172,862,944.694 203,615,572.643 229,892,924.435 265,545,979.824 284,995,383.516 268,852,091.285 183,622,151.066 149,621,938.475
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.438943 $1.229247 $1.280258 $1.170521 $1.138325 $1.191751 $1.117353 $0.990317 $1.000000	$1.709244 $1.438943 $1.229247 $1.280258 $1.170521 $1.138325 $1.191751 $1.117353 $0.990317	13,516,202.573 16,732,958.106 20,078,048.422 21,039,660.831 24,971,078.021 25,570,516.567 22,503,790.576 19,007,729.758 3,616,340.916
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.169742 $3.413596 $3.241595 $2.286714 $2.369998 $2.147652 $2.052367 $1.402391 $1.229552 $1.322299	$8.968193 $4.169742 $3.413596 $3.241595 $2.286714 $2.369998 $2.147652 $2.052367 $1.402391 $1.229552	4,830,476.490 5,813,674.121 2,454,975.129 2,557,935.643 2,815,798.479 2,994,845.500 3,840,108.542 4,137,634.761 4,486,377.710 4,726,297.484

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.992372 $4.095911 $3.898573 $2.756469 $2.863899 $2.603070 $2.492645 $1.707422 $1.501448 $1.617809	$10.708969 $4.992372 $4.095911 $3.898573 $2.756469 $2.863899 $2.603070 $2.492645 $1.707422 $1.501448	4,066,410.438 4,923,204.601 2,954,720.197 3,409,787.496 3,519,316.859 3,905,290.243 3,392,947.116 3,135,242.048 2,942,818.635 1,653,088.090
TA Morgan Stanley Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.817581 $1.562370 $1.713350 $1.529220 $1.481492 $1.519405 $1.514075 $1.341634 $1.237087 $1.304287	$2.123281 $1.817581 $1.562370 $1.713350 $1.529220 $1.481492 $1.519405 $1.514075 $1.341634 $1.237087	97,914,033.954 115,786,767.315 136,841,319.414 164,007,023.394 188,096,525.316 206,727,799.736 223,626,839.358 235,269,989.567 239,596,177.397 231,786,847.207
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.720792 $9.467562 $10.398566 $9.362504 $9.448792 $9.911029 $9.998938	$11.269811 $10.720792 $9.467562 $10.398566 $9.362504 $9.448792 $9.911029	638,520.795 797,480.941 917,001.052 979,990.333 995,461.410 948,334.319 69,428.852
TA MSCI EAFE Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$11.143185 $9.335013 $11.042826 $9.998817	$11.842006 $11.143185 $9.335013 $11.042826	47,511.508 36,169.780 33,927.507 20,245.110
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.008387 $2.502701 $2.631711 $2.335657 $2.193233 $2.216994 $2.026737 $1.738528 $1.564589 $1.523399	$3.441900 $3.008387 $2.502701 $2.631711 $2.335657 $2.193233 $2.216994 $2.026737 $1.738528 $1.564589	4,519,355.136 4,004,505.891 3,963,751.302 4,689,490.370 4,660,428.568 4,577,261.863 5,016,424.976 4,367,207.865 3,840,637.001 3,627,281.647
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.006695 $2.506902 $2.642835 $2.352097 $2.213544 $2.243738 $2.056974 $1.769538 $1.594938 $1.557207	$3.431235 $3.006695 $2.506902 $2.642835 $2.352097 $2.213544 $2.243738 $2.056974 $1.769538 $1.594938	28,011,648.099 33,797,152.140 39,017,460.301 46,661,030.912 43,494,346.744 35,817,216.432 32,019,297.807 25,078,081.068 23,855,479.418 19,775,895.624
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.305672 $1.105189 $1.203104 $1.087760 $1.045616 $1.086881 $1.021051 $0.924764 $0.927731 $0.972919	$1.403104 $1.305672 $1.105189 $1.203104 $1.087760 $1.045616 $1.086881 $1.021051 $0.924764 $0.927731	33,152,964.676 35,897,433.163 40,770,628.777 45,735,584.519 50,478,085.723 49,536,623.880 52,779,263.365 52,114,477.689 27,326,552.404 24,904,583.672

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.229877 $1.059723 $1.131830 $1.038551 $1.002130 $1.036691 $0.965909 $0.904680 $0.902735 $0.988165	$1.334191 $1.229877 $1.059723 $1.131830 $1.038551 $1.002130 $1.036691 $0.965909 $0.904680 $0.902735	14,853,834.074 18,325,838.307 21,256,274.116 24,112,763.303 26,612,254.750 28,401,055.632 25,182,844.578 24,964,184.853 17,344,261.865 15,190,228.823
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.286214 $1.071884 $1.176258 $1.037660 $1.002286 $1.051673 $1.001314 $0.868392 $0.873700 $1.001344	$1.385133 $1.286214 $1.071884 $1.176258 $1.037660 $1.002286 $1.051673 $1.001314 $0.868392 $0.873700	15,783,153.222 18,299,580.167 20,781,404.700 25,524,960.457 27,377,293.894 28,740,131.508 25,100,883.681 23,162,639.053 14,278,484.235 12,621,113.392
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.772802 $1.656475 $1.689190 $1.631394 $1.608915 $1.618659 $1.566484 $1.628308 $1.533791 $1.462038	$1.884549 $1.772802 $1.656475 $1.689190 $1.631394 $1.608915 $1.618659 $1.566484 $1.628308 $1.533791	7,281,641.361 6,552,404.877 6,885,043.659 8,303,062.509 9,046,826.111 10,198,177.887 15,125,343.166 17,004,125.871 22,100,523.344 24,703,406.520
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.580402 $1.479373 $1.514131 $1.465674 $1.448832 $1.460109 $1.417595 $1.476859 $1.394065 $1.332858	$1.675652 $1.580402 $1.479373 $1.514131 $1.465674 $1.448832 $1.460109 $1.417595 $1.476859 $1.394065	67,400,474.437 79,819,940.493 94,560,926.491 110,398,178.112 124,929,824.428 135,639,822.498 151,260,369.525 170,312,050.923 174,536,788.027 114,519,901.172
TA PineBridge Inflation Opportunities - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.060179 $0.992561 $1.021338 $1.003182 $0.978956 $1.020959 $1.000432 $1.120422 $1.067818 $1.000000	$1.137558 $1.060179 $0.992561 $1.021338 $1.003182 $0.978956 $1.020959 $1.000432 $1.120422 $1.067818	18,220,026.825 21,548,186.767 25,924,191.324 29,560,739.623 33,129,223.775 35,972,684.044 40,970,894.201 44,282,772.806 45,169,195.946 13,949,664.906
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.024408 $0.043259 $0.041113 $0.061591 $0.081642 $0.089215 $0.121431 $0.224097 $0.321699 $0.407092	$0.011224 $0.024408 $0.043259 $0.041113 $0.061591 $0.081642 $0.089215 $0.121431 $0.224097 $0.321699	265,998,110.370 180,417,757.889 279,984,608.715 114,246,478.800 194,452,968.513 146,528,442.126 74,462,651.661 58,343,755.583 128,495,293.926 136,459,502.220

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.267881 $1.154653 $1.204541 $1.092376 $1.077997 $1.118419 $1.093530 $1.034599 $0.981563 $1.000000	$1.334885 $1.267881 $1.154653 $1.204541 $1.092376 $1.077997 $1.118419 $1.093530 $1.034599 $0.981563	27,838,644.797 34,812,959.855 40,925,547.100 46,666,088.595 56,150,293.128 63,066,425.065 71,722,922.636 75,090,889.280 70,169,462.017 32,630,582.822
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.330823 $1.210650 $1.304088 $1.098040 $1.090831 $1.182270 $1.160229 $1.008787 $0.921070 $1.000000	$1.286452 $1.330823 $1.210650 $1.304088 $1.098040 $1.090831 $1.182270 $1.160229 $1.008787 $0.921070	42,844,566.492 50,609,608.191 60,706,154.396 67,783,524.260 75,707,906.773 84,581,921.590 93,118,462.865 89,554,305.374 55,009,944.265 34,994,570.348
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.300367 $1.185353 $1.253090 $1.099513 $1.089976 $1.153485 $1.127698 $1.028090 $0.961731 $1.000000	$1.325367 $1.300367 $1.185353 $1.253090 $1.099513 $1.089976 $1.153485 $1.127698 $1.028090 $0.961731	67,290,858.586 80,258,250.014 93,069,908.427 104,348,213.710 116,817,262.018 128,614,864.725 143,834,496.701 145,846,668.165 81,079,399.095 7,245,447.742
TA Rothschild & Co Large Cap Value - Service Class(5) Subaccount Inception Date May 1, 2018	2020 2019 2018	$1.035802 $0.896829 $0.996983	$1.016318 $1.035802 $0.896829	344,535.519 268,301.714 7,610.297
TA S&P 500 Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$13.546350 $10.498753 $11.211232 $9.998847	$15.753035 $13.546350 $10.498753 $11.211232	97,027.381 67,159.291 71,573.116 34,500.477
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$5.058782 $4.090492 $4.680268 $4.102819 $3.431152 $3.565343 $3.432355 $2.550630 $2.220162 $2.310370	$5.195603 $5.058782 $4.090492 $4.680268 $4.102819 $3.431152 $3.565343 $3.432355 $2.550630 $2.220162	111,740.054 119,681.749 135,444.910 146,191.831 152,040.271 190,068.523 350,185.730 389,854.800 498,601.657 590,693.935
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 4, 1993	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.570569 $2.084178 $2.389512 $2.100046 $1.760906 $1.833930 $1.770430 $1.318339 $1.150938 $1.200178	$2.632482 $2.570569 $2.084178 $2.389512 $2.100046 $1.760906 $1.833930 $1.770430 $1.318339 $1.150938	5,582,388.283 6,780,820.947 8,177,811.308 10,257,417.042 11,762,494.910 12,266,888.121 13,745,727.422 14,316,611.874 12,494,272.214 12,395,396.272

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.291929 $3.274611 $3.570280 $2.954940 $2.691282 $2.661504 $2.530385 $1.779173 $1.557956 $1.551893	$5.235150 $4.291929 $3.274611 $3.570280 $2.954940 $2.691282 $2.661504 $2.530385 $1.779173 $1.557956	2,972,560.351 3,329,750.612 3,548,069.558 3,912,055.572 4,190,826.582 4,515,744.778 5,704,602.791 6,307,902.523 6,375,635.716 7,008,873.702
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$5.336370 $4.083199 $4.461413 $3.703653 $3.379834 $3.351557 $3.195598 $2.252732 $1.977404 $1.973204	$6.495478 $5.336370 $4.083199 $4.461413 $3.703653 $3.379834 $3.351557 $3.195598 $2.252732 $1.977404	3,594,823.074 4,796,299.455 5,944,283.183 7,033,194.594 7,863,516.905 9,068,463.589 9,258,077.195 10,080,264.519 8,249,874.646 6,590,742.942
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.101075 $1.758075 $2.108321 $1.737568 $1.741348 $1.741063 $1.860148 $1.515432 $1.314957 $1.554192	$2.209794 $2.101075 $1.758075 $2.108321 $1.737568 $1.741348 $1.741063 $1.860148 $1.515432 $1.314957	2,921,373.268 3,082,477.955 3,280,104.386 3,244,654.152 3,315,497.171 3,593,362.873 4,386,318.511 4,685,821.173 5,001,623.711 5,856,136.524
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.456531 $2.061082 $2.476808 $2.045442 $2.056223 $2.061529 $2.207073 $1.802010 $1.567856 $1.858979	$2.575396 $2.456531 $2.061082 $2.476808 $2.045442 $2.056223 $2.061529 $2.207073 $1.802010 $1.567856	1,733,400.311 2,022,744.709 2,404,022.565 2,726,911.653 2,878,521.194 3,423,200.445 3,761,197.837 4,021,843.432 3,423,898.156 2,204,902.485
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.976140 $2.876076 $2.907555 $2.279667 $2.246092 $2.129478 $1.941581 $1.484781 $1.329149 $1.398595	$5.389127 $3.976140 $2.876076 $2.907555 $2.279667 $2.246092 $2.129478 $1.941581 $1.484781 $1.329149	6,033,000.220 6,885,729.158 5,542,409.510 6,229,775.357 6,644,416.036 7,689,488.791 10,864,585.050 12,576,275.264 13,889,143.981 16,501,401.208
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.244377 $3.078170 $3.119474 $2.452179 $2.422417 $2.301749 $2.103766 $1.612851 $1.447720 $1.526478	$5.737653 $4.244377 $3.078170 $3.119474 $2.452179 $2.422417 $2.301749 $2.103766 $1.612851 $1.447720	3,801,271.703 4,715,087.628 4,466,341.531 5,596,315.911 6,378,415.463 6,975,170.214 7,557,783.456 7,888,829.713 7,458,334.092 7,364,669.736

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.488574 $2.038392 $2.192146 $1.871437 $1.705914 $1.702946 $1.577669 $1.186830 $1.024988 $0.978382	$2.518627 $2.488574 $2.038392 $2.192146 $1.871437 $1.705914 $1.702946 $1.577669 $1.186830 $1.024988	1,472,652.185 1,544,382.093 1,671,542.783 1,772,033.034 1,821,895.016 2,130,884.029 3,062,432.261 3,282,853.098 3,132,005.311 3,245,096.115
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.674922 $2.015675 $1.994683 $1.533753 $1.517153 $1.385704 $1.232456 $0.910853 $0.790303 $0.831363	$3.570465 $2.674922 $2.015675 $1.994683 $1.533753 $1.517153 $1.385704 $1.232456 $0.910853 $0.790303	392,102.225 411,067.472 439,246.743 481,731.268 514,254.540 563,874.416 741,479.067 784,504.887 867,482.395 1,026,076.563
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.722645 $2.871198 $3.114069 $2.593097 $2.437036 $2.457291 $2.228311 $1.722877 $1.502076 $1.564362	$4.788314 $3.722645 $2.871198 $3.114069 $2.593097 $2.437036 $2.457291 $2.228311 $1.722877 $1.502076	1,562,339.712 1,653,274.600 1,678,778.834 2,134,059.039 2,337,798.691 2,555,371.437 3,558,470.008 4,035,728.449 3,940,964.007 4,334,157.245
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.371544 $1.889103 $2.091396 $1.879677 $1.616787 $1.709454 $1.595530 $1.263782 $1.093210 $1.099640	$2.493117 $2.371544 $1.889103 $2.091396 $1.879677 $1.616787 $1.709454 $1.595530 $1.263782 $1.093210	283,359.094 346,597.422 384,558.251 465,166.451 513,280.482 583,820.799 906,580.525 1,187,062.981 1,394,513.361 1,745,547.555
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.723174 $2.683174 $2.421261 $1.827021 $1.848627 $1.776795 $1.607000 $1.182989 $1.003873 $0.996764	$6.186280 $3.723174 $2.683174 $2.421261 $1.827021 $1.848627 $1.776795 $1.607000 $1.182989 $1.003873	45,273.381 55,545.332 62,874.500 70,742.073 92,061.594 106,707.899 125,915.900 144,552.046 178,376.922 192,081.364
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.627022 $1.985316 $2.018999 $1.516252 $1.526754 $1.446003 $1.318845 $0.981851 $0.869018 $0.880152	$3.724553 $2.627022 $1.985316 $2.018999 $1.516252 $1.526754 $1.446003 $1.318845 $0.981851 $0.869018	490,368.790 508,628.811 536,153.5891 612,457.752 702,360.560 801,137.027 1,113,633.577 1,252,360.563 1,507,300.770 2,094,438.697

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.342593 $3.569696 $4.241099 $3.562366 $3.222550 $3.316852 $3.167276 $2.360244 $2.086107 $2.369263	$5.055306 $4.342593 $3.569696 $4.241099 $3.562366 $3.222550 $3.316852 $3.167276 $2.360244 $2.086107	894,982.060 1,030,111.080 1,085,667.054 1,236,689.739 1,356,422.693 1,668,195.142 2,358,356.382 2,836,601.484 2,889,672.287 3,912,415.682
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.941769 $2.221154 $2.726105 $2.317730 $2.147514 $2.246013 $2.135026 $1.660490 $1.323223 $1.472847	$3.138477 $2.941769 $2.221154 $2.726105 $2.317730 $2.147514 $2.246013 $2.135026 $1.660490 $1.323223	483,111.206 469,489.885 489,522.248 554,666.708 607,796.918 988,787.690 1,231,808.019 1,338,281.609 1,288,931.146 1,409,051.847
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.596024 $1.392373 $1.473281 $1.360078 $1.207682 $1.315580 $1.273260 $1.131434 $1.016968 $1.005682	$1.587256 $1.596024 $1.392373 $1.473281 $1.360078 $1.207682 $1.315580 $1.273260 $1.131434 $1.016968	267,089.271 357,494.260 374,075.221 412,892.145 415,929.003 455,369.541 788,777.324 916,596.332 1,239,436.961 1,428,336.891
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.517147 $1.253227 $1.395506 $1.304040 $1.137625 $1.211658 $1.145233 $0.904048 $0.801269 $0.819803	$1.422842 $1.517147 $1.253227 $1.395506 $1.304040 $1.137625 $1.211658 $1.145233 $0.904048 $0.801269	191,762.021 237,079.142 249,929.782 285,003.857 305,192.337 332,515.502 375,890.984 417,861.058 529,967.918 712,962.881
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.380965 $1.767055 $1.861694 $1.483857 $1.472636 $1.423414 $1.332374 $0.964999 $1.000000	$3.339176 $2.380965 $1.767055 $1.861694 $1.483857 $1.472636 $1.423414 $1.332374 $0.964999	79,822.597 81,922.548 85,906.047 88,658.993 92,316.061 93,555.448 175,941.297 177,398.688 178,951.010
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.825754 $2.865971 $2.921431 $2.327418 $2.102009 $2.051015 $1.850161 $1.418737 $1.227967 $1.264171	$4.503364 $3.825754 $2.865971 $2.921431 $2.327418 $2.102009 $2.051015 $1.850161 $1.418737 $1.227967	275,971.969 327,903.386 336,149.524 373,385.206 389,466.174 403,960.653 517,730.828 647,899.865 719,356.176 833,109.173

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.631611 $1.283468 $1.398672 $1.117835 $1.111554 $1.154692 $1.090790 $0.862311 $0.728468 $0.857507	$1.929931 $1.631611 $1.283468 $1.398672 $1.117835 $1.111554 $1.154692 $1.090790 $0.862311 $0.728468	526,833.742 597,235.269 653,306.935 739,363.445 818,914.979 910,020.446 1,302,627.133 1,462,983.894 1,573,432.159 2,153,324.564
Janus Henderson Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.959091 $2.303815 $2.706882 $2.411849 $2.056122 $2.161591 $2.018285 $1.624295 $1.484495 $1.549208	$2.887133 $2.959091 $2.303815 $2.706882 $2.411849 $2.056122 $2.161591 $2.018285 $1.624295 $1.484495	67,119.305 72,338.500 78,316.335 88,847.034 94,381.045 100,381.674 229,607.578 244,605.861 269,337.706 289,109.351
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.680871 $2.638029 $2.717863 $2.178182 $2.026982 $2.097320 $2.295573 $1.645861 $1.378473 $1.559306	$5.292648 $3.680871 $2.638029 $2.717863 $2.178182 $2.026982 $2.097320 $2.295573 $1.645861 $1.378473	60,553.538 69,672.541 76,382.400 91,660.908 97,529.994 120,481.167 215,955.785 240,206.363 282,645.552 451,103.348
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.269201 $1.912780 $2.057638 $1.859665 $1.730313 $1.762153 $1.648416 $1.405624 $1.283009 $1.278746	$2.454461 $2.269201 $1.912780 $2.057638 $1.859665 $1.730313 $1.762153 $1.648416 $1.405624 $1.283009	340,950.369 351,006.315 364,163.541 378,347.662 391,142.847 430,889.891 555,485.157 866,396.781 1,106,481.510 1,236,601.400
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.049148 $0.943994 $1.130417 $0.980781 $0.926525 $1.003248 $1.143036 $0.941134 $0.805995 $0.913165	$1.024191 $1.049148 $0.943994 $1.130417 $0.980781 $0.926525 $1.003248 $1.143036 $0.941134 $0.805995	263,945.966 272,118.120 288,395.322 402,711.085 426,939.559 745,369.253 920,744.345 969,406.017 1,061,115.444 1,141,510.336
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.658503 $2.356761 $2.443835 $2.302884 $2.021478 $2.136983 $2.080936 $1.976566 $1.705221 $1.647887	$2.758058 $2.658503 $2.356761 $2.443835 $2.302884 $2.021478 $2.136983 $2.080936 $1.976566 $1.705221	794,243.865 947,768.985 1,031,301.526 1,210,407.247 1,258,108.952 1,473,706.258 2,003,469.747 2,157,044.067 2,512,914.847 2,781,053.381

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.787054 $2.277403 $2.605730 $2.265967 $1.996455 $2.096788 $1.892658 $1.471331 $1.333492 $1.314183	$2.550257 $2.787054 $2.277403 $2.605730 $2.265967 $1.996455 $2.096788 $1.892658 $1.471331 $1.333492	3,314,034.490 3,700,969.896 4,099,645.637 5,028,205.481 5,165,209.125 5,836,674.609 7,813,115.084 8,828,821.350 9,916,418.402 11,227,151.017
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.533263 $1.456296 $1.470818 $1.450611 $1.464293 $1.481129 $1.432932 $1.484019 $1.429157 $1.344691	$1.650254 $1.533263 $1.456296 $1.470818 $1.450611 $1.464293 $1.481129 $1.432932 $1.484019 $1.429157	1,264,411.254 1,204,460.327 1,296,821.565 1,538,256.910 1,686,720.061 1,931,809.944 2,423,362.835 2,716,413.767 3,939,528.945 3,106,858.807
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.378615 $1.312517 $1.328835 $1.314375 $1.328895 $1.347865 $1.306923 $1.356996 $1.310298 $1.236541	$1.479550 $1.378615 $1.312517 $1.328835 $1.314375 $1.328895 $1.347865 $1.306923 $1.356996 $1.310298	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 98,173.352
TA BlackRock Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.178335 $2.570521 $2.894929 $2.632984 $2.649248 $2.698595 $2.405962 $2.344689 $1.895479 $2.035925	$3.129200 $3.178335 $2.570521 $2.894929 $2.632984 $2.649248 $2.698595 $2.405962 $2.344689 $1.895479	280,354.192 306,352.966 393,192.133 434,853.051 519,014.077 613,328.142 827,415.947 860,837.824 845,902.484 928,814.007
TA BlackRock Government Money Market - Initial Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.004100 $0.996981 $0.991612 $1.003957 $1.016387 $1.029083 $1.041878 $1.054856 $1.068064 $1.081306	$0.994536 $1.004100 $0.996981 $0.991612 $1.003957 $1.016387 $1.029083 $1.041878 $1.054856 $1.068064	1,445,391.860 1,421,837.691 1,474,994.990 2,892,873.294 2,989,954.154 3,550,948.734 3,465,737.866 4,172,598.900 4,705,081.936 5,190,240.954
TA BlackRock iShares Edge 40 - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.964329 $1.724853 $1.821913 $1.680861 $1.664793 $1.686880 $1.618005 $1.528428 $1.458088 $1.449976	$2.127252 $1.964329 $1.724853 $1.821913 $1.680861 $1.664793 $1.686880 $1.618005 $1.528428 $1.458088	460,837.285 216,254.857 291,531.989 310,821.044 269,362.636 303,070.419 462,958.289 440,462.830 555,722.059 711,143.955

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.738868 $1.504146 $1.593387 $1.444515 $1.394108 $1.413294 $1.361908 $1.227411 $1.129702 $1.102517	$1.943901 $1.738868 $1.504146 $1.593387 $1.444515 $1.394108 $1.413294 $1.361908 $1.227411 $1.129702	1,015,288.757 1,287,345.901 1,278,363.420 1,459,293.106 1,594,869.773 1,627,072.474 1,599,420.931 1,916,312.091 1,881,232.603 2,122,948.693
TA International Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.765459 $1.399986 $1.722585 $1.370626 $1.386627 $1.402894 $1.497944 $1.284313 $1.064576 $1.198383	$2.108044 $1.765459 $1.399986 $1.722585 $1.370626 $1.386627 $1.402894 $1.497944 $1.284313 $1.064576	1,292,558.372 1,418,560.386 1,540,077.621 1,464,878.620 1,350,644.837 1,442,162.300 1,951,206.293 2,279,685.441 2,123,557.972 2,367,558.278
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.276307 $1.685871 $1.728125 $1.356242 $1.401791 $1.494522 $1.512975 $1.100950 $1.021978 $1.109148	$2.679934 $2.276307 $1.685871 $1.728125 $1.356242 $1.401791 $1.494522 $1.512975 $1.100950 $1.021978	1,611,826.260 1,702,110.561 1,773,561.115 2,152,080.308 2,326,400.807 2,657,882.697 3,660,850.648 4,153,241.453 4,575,233.057 4,915,991.861
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.013867 $1.790168 $1.887771 $1.694263 $1.639591 $1.693225 $1.677670 $1.553164 $1.463492 $1.443418	$2.217176 $2.013867 $1.790168 $1.887771 $1.694263 $1.639591 $1.693225 $1.677670 $1.553164 $1.463492	2,762,519.135 2,695,407.338 2,695,450.697 3,367,779.579 3,736,907.798 3,797,585.727 4,145,316.154 4,410,032.260 6,961,840.689 7,773,681.802
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.494684 $2.003836 $2.264389 $1.839475 $1.755703 $1.812649 $1.786542 $1.426436 $1.282768 $1.373148	$3.073429 $2.494684 $2.003836 $2.264389 $1.839475 $1.755703 $1.812649 $1.786542 $1.426436 $1.282768	3,332,310.155 3,327,370.212 3,402,545.931 3,769,487.294 4,060,069.363 4,517,856.555 5,163,087.764 5,331,317.924 5,084,523.138 5,189,871.862
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.378833 $2.006961 $2.186796 $1.848530 $1.756582 $1.819163 $1.795718 $1.522976 $1.393746 $1.440106	$2.703452 $2.378833 $2.006961 $2.186796 $1.848530 $1.756582 $1.819163 $1.795718 $1.522976 $1.393746	4,285,229.977 4,400,746.197 4,671,685.127 5,409,249.519 6,564,041.663 7,272,320.332 8,472,443.776 9,632,866.383 10,385,000.361 12,327,287.481

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.228933 $1.938498 $2.068938 $1.798554 $1.724989 $1.786339 $1.759986 $1.570026 $1.452682 $1.462229	$2.478902 $2.228933 $1.938498 $2.068938 $1.798554 $1.724989 $1.786339 $1.759986 $1.570026 $1.452682	2,919,119.308 3,202,788.451 3,780,614.345 4,589,850.853 5,313,919.511 6,075,191.335 8,017,898.360 8,707,592.314 8,605,379.219 10,082,704.394
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.664605 $2.058919 $2.218160 $1.853689 $1.685474 $1.707802 $1.514335 $1.157026 $1.006921 $1.012004	$3.162400 $2.664605 $2.058919 $2.218160 $1.853689 $1.685474 $1.707802 $1.514335 $1.157026 $1.006921	1,330,642.572 1,579,696.476 1,730,762.140 2,367,423.205 2,458,849.772 2,306,277.560 2,845,273.043 3,488,138.802 3,605,581.649 4,087,855.463
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.253140 $1.078838 $1.240110 $1.033640 $1.035377 $1.068466 $1.090423 $0.981688 $0.883713 $0.967652	$1.417645 $1.253140 $1.078838 $1.240110 $1.033640 $1.035377 $1.068466 $1.090423 $0.981688 $0.883713	188,189.826 193,346.911 204,557.298 418,964.212 410,140.971 454,232.151 476,852.325 507,255.397 499,803.738 641,124.330
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.872401 $2.308272 $2.658885 $2.378375 $2.107180 $2.198113 $1.935504 $1.490639 $1.255336 $1.249382	$2.866287 $2.872401 $2.308272 $2.658885 $2.378375 $2.107180 $2.198113 $1.935504 $1.490639 $1.255336	267,090.982 361,031.961 388,045.289 420,042.184 445,699.772 640,479.579 770,941.439 752,225.347 318,565.728 128,646.544
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.593006 $1.394696 $1.479485 $1.320476 $1.288589 $1.328200 $1.286277 $1.168742 $1.091750 $1.089393	$1.639240 $1.593006 $1.394696 $1.479485 $1.320476 $1.288589 $1.328200 $1.286277 $1.168742 $1.091750	641,021.563 604,424.072 612,136.844 707,384.081 811,437.478 704,784.310 1,134,576.862 1,157,108.366 1,628,654.773 832,039.221
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.490206 $1.344876 $1.412573 $1.288081 $1.253074 $1.277519 $1.229059 $1.157932 $1.099705 $1.079160	$1.544110 $1.490206 $1.344876 $1.412573 $1.288081 $1.253074 $1.277519 $1.229059 $1.157932 $1.099705	273,865.900 279,425.064 307,240.747 49,170.544 172,612.099 100,103.045 70,523.875 65,403.293 14,189.680 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.802429 $1.528312 $1.666836 $1.424493 $1.377915 $1.445955 $1.408111 $1.200284 $1.089474 $1.115713	$1.855232 $1.802429 $1.528312 $1.666836 $1.424493 $1.377915 $1.445955 $1.408111 $1.200284 $1.089474	218,742.565 232,408.601 239,406.204 413,067.251 420,253.889 416,244.216 526,523.482 705,504.095 633,081.539 626,958.824
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.848101 $3.148715 $2.988573 $2.107181 $2.182856 $1.977088 $1.888425 $1.289733 $1.130215 $1.214860	$8.280491 $3.848101 $3.148715 $2.988573 $2.107181 $2.182856 $1.977088 $1.888425 $1.289733 $1.130215	2,554,702.290 2,832,418.477 1,433,839.998 1,640,242.459 1,720,619.457 1,767,693.093 2,359,540.326 2,721,531.565 2,856,287.206 3,179,066.179
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.034825 $2.523432 $2.652196 $2.352670 $2.208127 $2.230944 $2.038483 $1.747752 $1.572120 $1.529974	$3.473863 $3.034825 $2.523432 $2.652196 $2.352670 $2.208127 $2.230944 $2.038483 $1.747752 $1.572120	1,755,196.110 2,011,652.426 2,215,688.871 2,443,220.775 2,601,057.340 2,567,927.410 2,633,946.065 1,815,297.350 715,686.017 488,161.706
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.788380 $1.670210 $1.702346 $1.643290 $1.619850 $1.628858 $1.575574 $1.636957 $1.541170 $1.468334	$1.902044 $1.788380 $1.670210 $1.702346 $1.643290 $1.619850 $1.628858 $1.575574 $1.636957 $1.541170	1,382,986.329 1,462,334.634 1,400,894.476 1,987,422.116 2,071,860.525 2,272,738.034 3,239,538.086 3,904,026.854 5,895,168.241 6,865,629.700
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.778731 $3.862136 $4.416785 $3.869933 $3.234792 $3.359635 $3.232715 $2.401091 $2.088952 $2.172744	$4.910407 $4.778731 $3.862136 $4.416785 $3.869933 $3.234792 $3.359635 $3.232715 $2.401091 $2.088952	1,612,286.809 1,814,693.711 2,150,622.004 2,394,005.796 2,578,409.207 2,831,054.265 3,745,888.126 4,167,131.807 4,533,245.783 5,197,234.850
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.990282 $3.042959 $3.316068 $2.743190 $2.497190 $2.468336 $2.345567 $1.648412 $1.442743 $1.436428	$4.869617 $3.990282 $3.042959 $3.316068 $2.743190 $2.497190 $2.468336 $2.345567 $1.648412 $1.442743	777,693.630 934,838.271 1,021,992.105 1,217,779.903 1,304,345.551 1,321,390.361 1,757,169.203 2,036,888.601 2,075,115.142 2,572,491.839

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.750580 $1.464074 $1.754874 $1.445564 $1.447990 $1.447038 $1.545246 $1.258268 $1.091270 $1.289168	$1.842071 $1.750580 $1.464074 $1.754874 $1.445564 $1.447990 $1.447038 $1.545246 $1.258268 $1.091270	835,418.292 840,571.382 937,701.184 1,054,504.845 1,123,931.918 1,304,495.842 1,710,277.248 1,985,390.575 2,034,778.016 2,718,904.965
TA WMC US Growth - Initial Class Subaccount Inception Date May 2, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.187755 $2.304667 $2.328731 $1.824940 $1.797173 $1.703016 $1.551973 $1.186249 $1.061382 $1.116284	$4.322713 $3.187755 $2.304667 $2.328731 $1.824940 $1.797173 $1.703016 $1.551973 $1.186249 $1.061382	3,894,908.001 4,348,092.227 3,260,278.574 3,966,939.561 4,582,762.508 4,831,240.774 6,359,593.171 7,553,724.567 8,210,029.399 10,087,038.327
(1)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective December 1, 2020, Transamerica Barrow Hanley Dividend Focused VP was renamed Transamerica Aegon Sustainable Equity Income VP.
(5)	Effective December 1, 2020, Transamerica Levin Large Cap Value VP was renamed Transamerica Rothschild & Co Large Cap Value VP.
(6)	Effective on or about May 1, 2021 American Funds - Bond Fund will be renamed American Funds - The Bond Fund of AmericaSM.

APPENDIX
MERRILl LYNCH CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (including any applicable fund facilitation fees) for each subaccount available on December 31, 2020.
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.929007 $1.675200 $1.837648 $1.631346 $1.603220 $1.624695 $1.557048 $1.374618 $1.244742 $1.317934	$2.053076 $1.929007 $1.675200 $1.837648 $1.631346 $1.603220 $1.624695 $1.557048 $1.374618 $1.244742	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.976375 $1.675069 $1.804488 $1.595065 $1.497861 $1.517820 $1.479727 $1.229207 $1.087157 $1.102698	$2.163097 $1.976375 $1.675069 $1.804488 $1.595065 $1.497861 $1.517820 $1.479727 $1.229207 $1.087157	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - The Bond Fund of AmericaSM - Class 2(1)(5) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.077985 $1.012844 $1.048332 $1.039007 $1.036969 $1.062583 $1.037063 $1.089096 $1.062133 $1.028491	$1.151271 $1.077985 $1.012844 $1.048332 $1.039007 $1.036969 $1.062583 $1.037063 $1.089096 $1.062133	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.768845 $1.460078 $1.565586 $1.381228 $1.322667 $1.350208 $1.257323 $1.079898 $0.963674 $1.026512	$2.108584 $1.768845 $1.460078 $1.565586 $1.381228 $1.322667 $1.350208 $1.257323 $1.079898 $0.963674	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.968674 $1.689388 $1.917260 $1.759660 $1.598704 $1.749442 $1.746875 $1.449117 $1.291113 $1.347141	$2.144250 $1.968674 $1.689388 $1.917260 $1.759660 $1.598704 $1.749442 $1.746875 $1.449117 $1.291113	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.440111 $1.279140 $1.406159 $1.252159 $1.211583 $1.260621 $1.231551 $1.102725 $1.008535 $1.068314	$1.489046 $1.440111 $1.279140 $1.406159 $1.252159 $1.211583 $1.260621 $1.231551 $1.102725 $1.008535	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.063947 $1.024945 $1.050061 $1.050915 $1.075090 $1.103373 $1.082543 $1.137353 $1.111300 $1.061135	$1.128483 $1.063947 $1.024945 $1.050061 $1.050915 $1.075090 $1.103373 $1.082543 $1.137353 $1.111300	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1,2015	2020 2019 2018 2017 2016 2015	$11.626463 $10.110871 $11.000487 $9.831422 $9.464876 $9.999337	$11.835310 $11.626463 $10.110871 $11.000487 $9.831422 $9.464876	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class Subaccount Inception Date July 3, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.783323 $0.788956 $0.801688 $0.821228 $0.841237 $0.861814 $0.882873 $0.904471 $0.926704 $0.949305	$0.766477 $0.783323 $0.788956 $0.801688 $0.821228 $0.841237 $0.861814 $0.882873 $0.904471 $0.926704	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 40- Service Class Subaccount Inception Date August 16, 2010	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.246233 $1.109249 $1.189233 $1.112394 $1.117341 $1.149531 $1.117818 $1.071415 $1.037662 $1.045621	$1.331410 $1.246233 $1.109249 $1.189233 $1.112394 $1.117341 $1.149531 $1.117818 $1.071415 $1.037662	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 50 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$11.948112 $10.549188 $11.100392 $10.076941 $9.998016	$12.796377 $11.948112 $10.549188 $11.100392 $10.076941	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 75 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$12.862619 $10.956089 $11.682890 $10.145639 $9.998016	$13.843203 $12.862619 $10.956089 $11.682890 $10.145639	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$14.043537 $11.549003 $12.499258 $10.390986 $9.998016	$15.062054 $14.043537 $11.549003 $12.499258 $10.390986	0.000 0.000 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.252921 $1.130452 $1.210109 $1.101287 $1.081636 $1.132431 $1.138005 $1.068724 $1.021542 $1.022413	$1.360520 $1.252921 $1.130452 $1.210109 $1.101287 $1.081636 $1.132431 $1.138005 $1.068724 $1.021542	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.418754 $1.213401 $1.341508 $1.150080 $1.108857 $1.165397 $1.165433 $1.002978 $0.931090 $0.976071	$1.587905 $1.418754 $1.213401 $1.341508 $1.150080 $1.108857 $1.165397 $1.165433 $1.002978 $0.931090	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.350765 $1.191151 $1.289479 $1.137604 $1.107212 $1.163152 $1.161350 $1.050752 $0.986736 $1.007920	$1.480337 $1.350765 $1.191151 $1.289479 $1.137604 $1.107212 $1.163152 $1.161350 $1.050752 $0.986736	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.078166 $0.939200 $1.092472 $0.921342 $0.933804 $0.975070 $1.006905 $0.917245 $0.835545 $0.925739	$1.205414 $1.078166 $0.939200 $1.092472 $0.921342 $0.933804 $0.975070 $1.006905 $0.917245 $0.835545	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.313515 $1.163622 $1.249082 $1.128008 $1.113780 $1.161630 $1.138317 $1.046565 $0.989269 $0.998799	$1.335814 $1.313515 $1.163622 $1.249082 $1.128008 $1.113780 $1.161630 $1.138317 $1.046565 $0.989269	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.322683 $1.207842 $1.283771 $1.184458 $1.165878 $1.202718 $1.170812 $1.116124 $1.072630 $1.065040	$1.354475 $1.322683 $1.207842 $1.283771 $1.184458 $1.165878 $1.202718 $1.170812 $1.116124 $1.072630	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.382042 $1.185749 $1.308652 $1.131591 $1.107530 $1.176003 $1.158801 $0.999482 $0.918034 $0.951266	$1.405870 $1.382042 $1.185749 $1.308652 $1.131591 $1.107530 $1.176003 $1.158801 $0.999482 $0.918034	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.115370 $9.034320 $10.036075 $9.138409 $9.327076 $9.894477 $9.998010	$10.514011 $10.115370 $9.034320 $10.036075 $9.138409 $9.327076 $9.894477	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$10.811880 $9.160133 $10.959618 $9.997890	$11.361109 $10.811880 $9.160133 $10.959618	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.891823 $1.595258 $1.700957 $1.530966 $1.457094 $1.493741 $1.384948 $1.204937 $1.098433 $1.084596	$2.134714 $1.891823 $1.595258 $1.700957 $1.530966 $1.457094 $1.493741 $1.384948 $1.204937 $1.098433	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.154202 $1.092684 $1.131135 $1.107340 $1.106997 $1.128280 $1.107861 $1.167289 $1.114428 $1.077556	$1.210034 $1.154202 $1.092684 $1.131135 $1.107340 $1.106997 $1.128280 $1.107861 $1.167289 $1.114428	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.185626 $1.092002 $1.152203 $1.056735 $1.054634 $1.106600 $1.094258 $1.047037 $1.004699 $1.000000	$1.234271 $1.185626 $1.092002 $1.152203 $1.056735 $1.054634 $1.106600 $1.094258 $1.047037 $1.004699	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA S&P 500 Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$13.143647 $10.302118 $11.126761 $9.997890	$15.113439 $13.143647 $10.302118 $11.126761	0.000 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.960666 $1.700200 $1.862331 $1.650847 $1.620021 $1.639311 $1.568765 $1.382939 $1.250439 $1.322043	$2.089824 $1.960666 $1.700200 $1.862331 $1.650847 $1.620021 $1.639311 $1.568765 $1.382939 $1.250439	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.777914 $2.298984 $2.498188 $2.154747 $1.984479 $2.001565 $1.873544 $1.424018 $1.242655 $1.198425	$2.782592 $2.777914 $2.298984 $2.498188 $2.154747 $1.984479 $2.001565 $1.873544 $1.424018 $1.242655	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.639668 $2.771103 $2.770850 $2.152580 $2.151315 $1.985297 $1.784039 $1.332167 $1.167896 $1.241295	$4.808371 $3.639668 $2.771103 $2.770850 $2.152580 $2.151315 $1.985297 $1.784039 $1.332167 $1.167896	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.005783 $1.697516 $1.825993 $1.611731 $1.511299 $1.529203 $1.488655 $1.234823 $1.090524 $1.104500	$2.198487 $2.005783 $1.697516 $1.825993 $1.611731 $1.511299 $1.529203 $1.488655 $1.234823 $1.090524	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - The Bond Fund of AmericaSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.094044 $1.026440 $1.060838 $1.049872 $1.046286 $1.070554 $1.043320 $1.094065 $1.065422 $1.030171	$1.170123 $1.094044 $1.026440 $1.060838 $1.049872 $1.046286 $1.070554 $1.043320 $1.094065 $1.065422	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.869817 $2.251545 $2.316163 $1.852171 $1.735531 $1.666380 $1.575642 $1.242561 $1.081537 $1.159181	$4.253946 $2.869817 $2.251545 $2.316163 $1.852171 $1.735531 $1.666380 $1.575642 $1.242561 $1.081537	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.537564 $2.064059 $2.156581 $1.807838 $1.663084 $1.681866 $1.559727 $1.198698 $1.046994 $1.094182	$2.808274 $2.537564 $2.064059 $2.156581 $1.807838 $1.663084 $1.681866 $1.559727 $1.198698 $1.046994	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.360871 $1.136259 $1.342274 $1.042077 $1.032616 $1.109707 $1.169604 $0.986570 $0.858603 $1.023881	$1.511704 $1.360871 $1.136259 $1.342274 $1.042077 $1.032616 $1.109707 $1.169604 $0.986570 $0.858603	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.765840 $2.283453 $2.535246 $2.395973 $2.073788 $2.255752 $2.099210 $1.555283 $1.395230 $1.463114	$2.796339 $2.765840 $2.283453 $2.535246 $2.395973 $2.073788 $2.255752 $2.099210 $1.555283 $1.395230	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.036394 $2.632623 $2.906807 $2.611540 $2.565868 $2.643681 $2.648624 $2.361100 $2.190491 $2.321873	$3.591722 $3.036394 $2.632623 $2.906807 $2.611540 $2.565868 $2.643681 $2.648624 $2.361100 $2.190491	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.238958 $1.986688 $2.088061 $1.990293 $1.803150 $1.913018 $1.902054 $1.779585 $1.574187 $1.558390	$2.348184 $2.238958 $1.986688 $2.088061 $1.990293 $1.803150 $1.913018 $1.902054 $1.779585 $1.574187	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.799381 $1.483108 $1.587946 $1.398904 $1.337636 $1.363495 $1.267830 $1.087314 $0.968862 $1.030532	$2.148140 $1.799381 $1.483108 $1.587946 $1.398904 $1.337636 $1.363495 $1.267830 $1.087314 $0.968862	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.633537 $2.831534 $3.103103 $2.610673 $2.478934 $2.525471 $2.313883 $1.807584 $1.592351 $1.675557	$4.625752 $3.633537 $2.831534 $3.103103 $2.610673 $2.478934 $2.525471 $2.313883 $1.807584 $1.592351	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.553206 $2.054903 $2.298692 $2.087353 $1.813985 $1.937846 $1.827469 $1.462504 $1.278295 $1.299135	$2.656524 $2.553206 $2.054903 $2.298692 $2.087353 $1.813985 $1.937846 $1.827469 $1.462504 $1.278295	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.523354 $2.690310 $2.764499 $2.097568 $2.133949 $2.042045 $1.881770 $1.415464 $1.265864 $1.295339	$4.944121 $3.523354 $2.690310 $2.764499 $2.097568 $2.133949 $2.042045 $1.881770 $1.415464 $1.265864	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.084228 $3.392130 $4.072212 $3.455848 $3.158516 $3.284679 $3.169095 $2.386072 $2.130925 $2.445238	$4.705738 $4.084228 $3.392130 $4.072212 $3.455848 $3.158516 $3.284679 $3.169095 $2.386072 $2.130925	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.148179 $2.401638 $2.978387 $2.558402 $2.395023 $2.530873 $2.430770 $1.910105 $1.537997 $1.729625	$3.324191 $3.148179 $2.401638 $2.978387 $2.558402 $2.395023 $2.530873 $2.430770 $1.910105 $1.537997	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.001054 $1.714666 $1.943087 $1.780772 $1.615525 $1.765263 $1.760102 $1.457955 $1.297074 $1.351386	$2.182699 $2.001054 $1.714666 $1.943087 $1.780772 $1.615525 $1.765263 $1.760102 $1.457955 $1.297074	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.400390 $1.234367 $1.319725 $1.230919 $1.104290 $1.215441 $1.188548 $1.067114 $0.969150 $0.968305	$1.378401 $1.400390 $1.234367 $1.319725 $1.230919 $1.104290 $1.215441 $1.188548 $1.067114 $0.969150	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.331151 $1.110995 $1.250036 $1.180187 $1.040215 $1.119412 $1.069028 $0.852636 $0.763581 $0.789334	$1.235576 $1.331151 $1.110995 $1.250036 $1.180187 $1.040215 $1.119412 $1.069028 $0.852636 $0.763581	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.199575 $1.649358 $1.755830 $1.413934 $1.417771 $1.384617 $1.309495 $0.958251 $1.000000	$3.053154 $2.199575 $1.649358 $1.755830 $1.413934 $1.417771 $1.384617 $1.309495 $0.958251	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$5.569438 $4.215478 $4.341896 $3.494806 $3.188970 $3.143878 $2.865403 $2.220014 $1.941523 $2.019455	$6.488607 $5.569438 $4.215478 $4.341896 $3.494806 $3.188970 $3.143878 $2.865403 $2.220014 $1.941523	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.273910 $1.807263 $1.990042 $1.606898 $1.614416 $1.694469 $1.617301 $1.291791 $1.102661 $1.311428	$2.662071 $2.273910 $1.807263 $1.990042 $1.606898 $1.614416 $1.694469 $1.617301 $1.291791 $1.102661	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.008908 $2.902910 $3.021984 $2.446942 $2.300639 $2.405182 $2.659871 $1.926801 $1.630592 $1.863598	$5.705228 $4.008908 $2.902910 $3.021984 $2.446942 $2.300639 $2.405182 $2.659871 $1.926801 $1.630592	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.043408 $1.740303 $1.891630 $1.727309 $1.623780 $1.670814 $1.579182 $1.360551 $1.254804 $1.263576	$2.187550 $2.043408 $1.740303 $1.891630 $1.727309 $1.623780 $1.670814 $1.579182 $1.360551 $1.254804	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.461588 $1.296311 $1.422941 $1.265267 $1.222482 $1.270108 $1.239002 $1.107778 $1.011666 $1.070072	$1.513465 $1.461588 $1.296311 $1.422941 $1.265267 $1.222482 $1.270108 $1.239002 $1.107778 $1.011666	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.920506 $0.836828 $1.012551 $0.887600 $0.847185 $0.926856 $1.066958 $0.887602 $0.768076 $0.879228	$0.889386 $0.920506 $0.836828 $1.012551 $0.887600 $0.847185 $0.926856 $1.066958 $0.887602 $0.768076	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.032939 $1.824726 $1.918909 $1.830866 $1.628547 $1.740860 $1.718925 $1.653817 $1.444951 $1.413954	$2.080193 $2.032939 $1.824726 $1.918909 $1.830866 $1.628547 $1.740860 $1.718925 $1.653817 $1.444951	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount Inception Date August 16, 2017	2020 2019 2018 2017	$2.439270 $2.013889 $2.328273 $2.166693	$2.209079 $2.439270 $2.013889 $2.328273	0.000 0.000 0.000 0.000
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.770887 $2.293864 $2.657510 $2.340896 $2.089701 $2.222953 $2.031580 $1.599576 $1.468172 $1.465861	$2.503035 $2.770887 $2.293864 $2.657510 $2.340896 $2.089701 $2.222953 $2.031580 $1.599576 $1.468172	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.145586 $1.101973 $1.127308 $1.126582 $1.150816 $1.179353 $1.155393 $1.212121 $1.182621 $1.127596	$1.216850 $1.145586 $1.101973 $1.127308 $1.126582 $1.150816 $1.179353 $1.155393 $1.212121 $1.182621	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.615209 $2.142246 $2.444212 $2.252206 $2.294250 $2.367672 $2.137899 $2.108886 $1.726413 $1.878958	$2.543405 $2.615209 $2.142246 $2.444212 $2.252206 $2.294250 $2.367672 $2.137899 $2.108886 $1.726413	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.814699 $0.819357 $0.831325 $0.850358 $0.869828 $0.889784 $0.910199 $0.931098 $0.952583 $0.974377	$0.798340 $0.814699 $0.819357 $0.831325 $0.850358 $0.869828 $0.889784 $0.910199 $0.931098 $0.952583	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 40- Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.633116 $1.451478 $1.553855 $1.451322 $1.455640 $1.495389 $1.452017 $1.389691 $1.343934 $1.352264	$1.747303 $1.633116 $1.451478 $1.553855 $1.451322 $1.455640 $1.495389 $1.452017 $1.389691 $1.343934	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.876530 $1.640051 $1.755477 $1.607901 $1.567834 $1.605901 $1.563566 $1.423761 $1.324086 $1.305597	$2.076253 $1.876530 $1.640051 $1.755477 $1.607901 $1.567834 $1.605901 $1.563566 $1.423761 $1.324086	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA International Growth - Service Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.260360 $1.814991 $2.263275 $1.823189 $1.867512 $1.915116 $2.071239 $1.799183 $1.510396 $1.720944	$2.664367 $2.260360 $1.814991 $2.263275 $1.823189 $1.867512 $1.915116 $2.071239 $1.799183 $1.510396	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.542530 $1.295845 $1.326685 $1.162562 $1.142186 $1.167028 $1.107184 $0.951641 $0.865458 $0.992650	$1.723669 $1.542530 $1.295845 $1.326685 $1.162562 $1.142186 $1.167028 $1.107184 $0.951641 $0.865458	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.249470 $2.438370 $2.531680 $2.011618 $2.106282 $2.274442 $2.332856 $1.719024 $1.616887 $1.776941	$3.777774 $3.249470 $2.438370 $2.531680 $2.011618 $2.106282 $2.274442 $2.332856 $1.719024 $1.616887	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.731982 $1.560386 $1.667881 $1.515678 $1.486461 $1.553973 $1.559331 $1.462256 $1.395644 $1.394793	$1.883471 $1.731982 $1.560386 $1.667881 $1.515678 $1.486461 $1.553973 $1.559331 $1.462256 $1.395644	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.422058 $1.968631 $2.255634 $1.855204 $1.793371 $1.874302 $1.871797 $1.515039 $1.379172 $1.496046	$2.944347 $2.422058 $1.968631 $2.255634 $1.855204 $1.793371 $1.874302 $1.871797 $1.515039 $1.379172	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.202683 $1.881105 $2.076657 $1.777723 $1.711475 $1.796096 $1.793512 $1.541252 $1.428688 $1.495519	$2.468919 $2.202683 $1.881105 $2.076657 $1.777723 $1.711475 $1.796096 $1.793512 $1.541252 $1.428688	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.987442 $1.750028 $1.891711 $1.666462 $1.619565 $1.698897 $1.693769 $1.530219 $1.434869 $1.463531	$2.181285 $1.987442 $1.750028 $1.891711 $1.666462 $1.619565 $1.698897 $1.693769 $1.530219 $1.434869	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.068445 $1.009670 $1.033978 $1.022724 $1.025062 $1.045141 $1.017272 $1.063310 $1.038517 $1.000000	$1.119263 $1.068445 $1.009670 $1.033978 $1.022724 $1.025062 $1.045141 $1.017272 $1.063310 $1.038517	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.076853 $2.408487 $2.628399 $2.225373 $2.048581 $2.103156 $1.887821 $1.461560 $1.288043 $1.311394	$3.605032 $3.076853 $2.408487 $2.628399 $2.225373 $2.048581 $2.103156 $1.887821 $1.461560 $1.288043	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.088198 $0.946547 $1.099392 $0.925824 $0.936975 $0.976952 $1.007379 $0.916325 $0.833473 $0.922095	$1.218411 $1.088198 $0.946547 $1.099392 $0.925824 $0.936975 $0.976952 $1.007379 $0.916325 $0.833473	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.587622 $2.110986 $2.445380 $2.210005 $1.978259 $2.085045 $1.854985 $1.443428 $1.228247 $1.235071	$2.555605 $2.587622 $2.110986 $2.445380 $2.210005 $1.978259 $2.085045 $1.854985 $1.443428 $1.228247	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.210690 $1.106681 $1.169542 $1.102589 $1.082501 $1.111874 $1.070239 $1.039838 $0.989952 $1.000000	$1.326702 $1.210690 $1.106681 $1.169542 $1.102589 $1.082501 $1.111874 $1.070239 $1.039838 $0.989952	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.336151 $1.181952 $1.266890 $1.142414 $1.126348 $1.173021 $1.147789 $1.053722 $0.994571 $1.002699	$1.360822 $1.336151 $1.181952 $1.266890 $1.142414 $1.126348 $1.173021 $1.147789 $1.053722 $0.994571	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.342435 $1.224080 $1.299105 $1.196863 $1.176375 $1.211762 $1.177890 $1.121227 $1.075961 $1.066785	$1.376710 $1.342435 $1.224080 $1.299105 $1.196863 $1.176375 $1.211762 $1.177890 $1.121227 $1.075961	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.405950 $1.204498 $1.327378 $1.146105 $1.120091 $1.187601 $1.168512 $1.006375 $0.922983 $0.954989	$1.432282 $1.405950 $1.204498 $1.327378 $1.146105 $1.120091 $1.187601 $1.168512 $1.006375 $0.922983	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.238063 $3.511386 $3.375414 $2.410027 $2.528603 $2.320988 $2.244466 $1.552587 $1.378839 $1.500331	$9.002254 $4.238063 $3.511386 $3.375414 $2.410027 $2.528603 $2.320988 $2.244466 $1.552587 $1.378839	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.636783 $1.420837 $1.573620 $1.418338 $1.387600 $1.437166 $1.446249 $1.294176 $1.205154 $1.283132	$1.893395 $1.636783 $1.420837 $1.573620 $1.418338 $1.387600 $1.437166 $1.446249 $1.294176 $1.205154	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.552338 $2.149084 $2.288114 $2.056439 $1.954357 $2.000566 $1.852143 $1.609055 $1.464675 $1.444108	$2.884260 $2.552338 $2.149084 $2.288114 $2.056439 $1.954357 $2.000566 $1.852143 $1.609055 $1.464675	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.182091 $1.010459 $1.110903 $1.014282 $0.984578 $1.033548 $0.980531 $0.896845 $0.908646 $0.962297	$1.257881 $1.182091 $1.010459 $1.110903 $1.014282 $0.984578 $1.033548 $0.980531 $0.896845 $0.908646	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.113454 $0.968877 $1.045084 $0.968384 $0.943622 $0.985808 $0.927567 $0.877347 $0.884163 $0.977377	$1.196102 $1.113454 $0.968877 $1.045084 $0.968384 $0.943622 $0.985808 $0.927567 $0.877347 $0.884163	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.164471 $0.980005 $1.086116 $0.967569 $0.943786 $1.000062 $0.961585 $0.842170 $0.855730 $0.990425	$1.241775 $1.164471 $0.980005 $1.086116 $0.967569 $0.943786 $1.000062 $0.961585 $0.842170 $0.855730	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.341560 $1.268200 $1.310894 $1.281443 $1.279185 $1.301875 $1.276440 $1.342931 $1.280234 $1.236068	$1.408521 $1.341560 $1.268200 $1.310894 $1.281443 $1.279185 $1.301875 $1.276440 $1.342931 $1.280234	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.973687 $0.920570 $0.956644 $0.948874 $0.935083 $0.984829 $0.974558 $1.102224 $1.060897 $1.000000	$1.034544 $0.973687 $0.920570 $0.956644 $0.948874 $0.935083 $0.984829 $0.974558 $1.102224 $1.060897	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.164391 $1.070869 $1.128246 $1.033259 $1.029692 $1.078850 $1.065248 $1.017785 $0.975186 $1.000000	$1.213929 $1.164391 $1.070869 $1.128246 $1.033259 $1.029692 $1.078850 $1.065248 $1.017785 $0.975186	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.222186 $1.122801 $1.221467 $1.038594 $1.041928 $1.140424 $1.130212 $0.992384 $0.915081 $1.000000	$1.169883 $1.222186 $1.122801 $1.221467 $1.038594 $1.041928 $1.140424 $1.130212 $0.992384 $0.915081	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.194226 $1.099345 $1.173704 $1.039987 $1.041113 $1.112644 $1.098513 $1.011360 $0.955474 $1.000000	$1.205287 $1.194226 $1.099345 $1.173704 $1.039987 $1.041113 $1.112644 $1.098513 $1.011360 $0.955474	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 4, 1993	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.285821 $1.871604 $2.167122 $1.923348 $1.628628 $1.712929 $1.669951 $1.255790 $1.107211 $1.165962	$2.317981 $2.285821 $1.871604 $2.167122 $1.923348 $1.628628 $1.712929 $1.669951 $1.255790 $1.107211	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date January 3, 1995	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.530045 $3.500441 $3.862675 $3.238160 $2.984127 $2.988381 $2.877453 $2.048453 $1.815936 $1.829933	$5.460138 $4.530045 $3.500441 $3.862675 $3.238160 $2.984127 $2.988381 $2.877453 $2.048453 $1.815936	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.085323 $1.766886 $2.144378 $1.788326 $1.815439 $1.838103 $1.987309 $1.638577 $1.439800 $1.724012	$2.164841 $2.085323 $1.766886 $2.144378 $1.788326 $1.815439 $1.838103 $1.987309 $1.638577 $1.439800	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Initial Class Subaccount Inception Date	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.297330 $1.678136 $1.713349 $1.356563 $1.349747 $1.292297 $1.189904 $0.918933 $0.830774 $0.882800	$3.083315 $2.297330 $1.678136 $1.713349 $1.356563 $1.349747 $1.292297 $1.189904 $0.918933 $0.830774	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.602953 $2.638762 $2.700724 $2.143882 $2.138718 $2.052245 $1.894252 $1.466552 $1.329459 $1.415605	$4.822988 $3.602953 $2.638762 $2.700724 $2.143882 $2.138718 $2.052245 $1.894252 $1.466552 $1.329459	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.400271 $1.981594 $2.148007 $1.848196 $1.698000 $1.708430 $1.595250 $1.209535 $1.052896 $1.012949	$2.410208 $2.400271 $1.981594 $2.148007 $1.848196 $1.698000 $1.708430 $1.595250 $1.209535 $1.052896	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.119042 $2.368912 $2.362880 $1.831173 $1.825631 $1.680625 $1.506565 $1.122223 $0.981427 $1.040564	$4.130646 $3.119042 $2.368912 $2.362880 $1.831173 $1.825631 $1.680625 $1.506565 $1.122223 $0.981427	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.327884 $1.917179 $2.123349 $2.001823 $1.728421 $1.875483 $1.741064 $1.286786 $1.151525 $1.204600	$2.359306 $2.327884 $1.917179 $2.123349 $2.001823 $1.728421 $1.875483 $1.741064 $1.286786 $1.151525	0.000 0.000 0.000 0.000 0.000 0.000 11,352.406 0.000 0.000 0.000
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.564101 $2.217709 $2.442657 $2.189195 $2.145670 $2.205332 $2.204057 $1.959985 $1.813885 $1.917983	$3.040476 $2.564101 $2.217709 $2.442657 $2.189195 $2.145670 $2.205332 $2.204057 $1.959985 $1.813885	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.467734 $2.184329 $2.290159 $2.177613 $1.968064 $2.082870 $2.065869 $1.928126 $1.701390 $1.680202	$2.594460 $2.467734 $2.184329 $2.290159 $2.177613 $1.968064 $2.082870 $2.065869 $1.928126 $1.701390	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.851493 $1.522335 $1.625929 $1.428878 $1.362975 $1.385935 $1.285542 $1.099827 $0.977605 $1.037290	$2.215758 $1.851493 $1.522335 $1.625929 $1.428878 $1.362975 $1.385935 $1.285542 $1.099827 $0.977605	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.309934 $2.573065 $2.812908 $2.360769 $2.236170 $2.272578 $2.077095 $1.618641 $1.422407 $1.493081	$4.224092 $3.309934 $2.573065 $2.812908 $2.360769 $2.236170 $2.272578 $2.077095 $1.618641 $1.422407	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.204083 $1.769581 $1.974662 $1.788744 $1.550695 $1.652532 $1.554594 $1.241082 $1.082104 $1.097058	$2.298896 $2.204083 $1.769581 $1.974662 $1.788744 $1.550695 $1.652532 $1.554594 $1.241082 $1.082104	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.848048 $2.169356 $2.223712 $1.683145 $1.708161 $1.630606 $1.498951 $1.124757 $1.003412 $1.024276	$4.006284 $2.848048 $2.169356 $2.223712 $1.683145 $1.708161 $1.630606 $1.498951 $1.124757 $1.003412	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.546511 $2.938332 $3.518760 $2.978900 $2.715974 $2.817555 $2.711766 $2.036752 $1.814490 $2.077047	$4.096201 $3.546511 $2.938332 $3.518760 $2.978900 $2.715974 $2.817555 $2.711766 $2.036752 $1.814490	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.559592 $1.947856 $2.409682 $2.064851 $1.928277 $2.032676 $1.947523 $1.526626 $1.226212 $1.375631	$2.709305 $2.559592 $1.947856 $2.409682 $2.064851 $1.928277 $2.032676 $1.947523 $1.526626 $1.226212	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.444476 $1.270122 $1.354608 $1.260372 $1.127955 $1.238452 $1.208086 $1.082009 $0.980277 $0.977035	$1.425270 $1.444476 $1.270122 $1.354608 $1.260372 $1.127955 $1.238452 $1.208086 $1.082009 $0.980277	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.373071 $1.143177 $1.283083 $1.208434 $1.062523 $1.140620 $1.086619 $0.864540 $0.772338 $0.796441	$1.277609 $1.373071 $1.143177 $1.283083 $1.208434 $1.062523 $1.140620 $1.086619 $0.864540 $0.772338	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.241269 $1.676516 $1.780343 $1.430186 $1.430572 $1.393695 $1.314867 $0.959848 $1.000000	$3.118636 $2.241269 $1.676516 $1.780343 $1.430186 $1.430572 $1.393695 $1.314867 $0.959848	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.856264 $3.666708 $3.767387 $3.025002 $2.753564 $2.707991 $2.462098 $1.902897 $1.660099 $1.722514	$5.671581 $4.856264 $3.666708 $3.767387 $3.025002 $2.753564 $2.707991 $2.462098 $1.902897 $1.660099	0.000 0.000 0.000 0.000 0.000 0.000 11,024.312 0.000 0.000 0.000
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.806024 $1.431888 $1.572828 $1.266923 $1.269745 $1.329455 $1.265807 $1.008569 $0.858793 $1.018901	$2.119487 $1.806024 $1.431888 $1.572828 $1.266923 $1.269745 $1.329455 $1.265807 $1.008569 $0.858793	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.202561 $2.313368 $2.402339 $1.940472 $1.820010 $1.898059 $2.093911 $1.513125 $1.277365 $1.456348	$4.568836 $3.202561 $2.313368 $2.402339 $1.940472 $1.820010 $1.898059 $2.093911 $1.513125 $1.277365	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.974472 $1.677483 $1.818862 $1.656810 $1.553726 $1.594824 $1.503672 $1.292335 $1.188962 $1.194347	$2.118932 $1.974472 $1.677483 $1.818862 $1.656810 $1.553726 $1.594824 $1.503672 $1.292335 $1.188962	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.949485 $0.861071 $1.039335 $0.908864 $0.865360 $0.944425 $1.084523 $0.900007 $0.776893 $0.887144	$0.919626 $0.949485 $0.861071 $1.039335 $0.908864 $0.865360 $0.944425 $1.084523 $0.900007 $0.776893	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 2, 1998	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.316829 $2.070100 $2.163634 $2.054907 $1.818015 $1.937086 $1.901173 $1.820088 $1.582695 $1.541541	$2.384740 $2.316829 $2.070100 $2.163634 $2.054907 $1.818015 $1.937086 $1.901173 $1.820088 $1.582695	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.453491 $2.020679 $2.330395 $2.042500 $1.813749 $1.919946 $1.746736 $1.368617 $1.250246 $1.241859	$2.227398 $2.453491 $2.020679 $2.330395 $2.042500 $1.813749 $1.919946 $1.746736 $1.368617 $1.250246	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date July 3, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.310028 $1.254104 $1.276669 $1.269048 $1.291117 $1.316279 $1.283510 $1.339783 $1.300515 $1.233305	$1.398929 $1.310028 $1.254104 $1.276669 $1.269048 $1.291117 $1.316279 $1.283510 $1.339783 $1.300515	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.765506 $2.254312 $2.559001 $2.345797 $2.378873 $2.442350 $2.194708 $2.155723 $1.756553 $1.901584	$2.701392 $2.765506 $2.254312 $2.559001 $2.345797 $2.378873 $2.442350 $2.194708 $2.155723 $1.756553	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Initial Class Subaccount Inception Date July 3, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.863471 $0.864119 $0.866289 $0.883955 $0.901979 $0.920422 $0.939244 $0.958448 $0.978153 $0.998096	$0.848568 $0.863471 $0.864119 $0.866289 $0.883955 $0.901979 $0.920422 $0.939244 $0.958448 $0.978153	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock iShares Edge 40 - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.709116 $1.512617 $1.610443 $1.497468 $1.494842 $1.526644 $1.475883 $1.405201 $1.351179 $1.354248	$1.836365 $1.709116 $1.512617 $1.610443 $1.497468 $1.494842 $1.526644 $1.475883 $1.405201 $1.351179	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.605734 $1.399952 $1.494791 $1.365804 $1.328529 $1.357460 $1.318454 $1.197634 $1.111050 $1.092869	$1.780988 $1.605734 $1.399952 $1.494791 $1.365804 $1.328529 $1.357460 $1.318454 $1.197634 $1.111050	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA International Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.893922 $1.513714 $1.877340 $1.505516 $1.535100 $1.565387 $1.684650 $1.455806 $1.216304 $1.379994	$2.243709 $1.893922 $1.513714 $1.877340 $1.505516 $1.535100 $1.565387 $1.684650 $1.455806 $1.216304	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.688637 $2.006980 $2.073637 $1.640200 $1.708653 $1.836082 $1.873452 $1.374025 $1.285608 $1.406270	$3.140569 $2.688637 $2.006980 $2.073637 $1.640200 $1.708653 $1.836082 $1.873452 $1.374025 $1.285608	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.752277 $1.569944 $1.668699 $1.509456 $1.472254 $1.532427 $1.530345 $1.427973 $1.356219 $1.348157	$1.914051 $1.752277 $1.569944 $1.668699 $1.509456 $1.472254 $1.532427 $1.530345 $1.427973 $1.356219	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.170608 $1.757301 $2.001595 $1.638803 $1.576501 $1.640491 $1.629646 $1.311439 $1.188718 $1.282529	$2.653204 $2.170608 $1.757301 $2.001595 $1.638803 $1.576501 $1.640491 $1.629646 $1.311439 $1.188718	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.069853 $1.760074 $1.933032 $1.646885 $1.577292 $1.646394 $1.638016 $1.400187 $1.291539 $1.345027	$2.333868 $2.069853 $1.760074 $1.933032 $1.646885 $1.577292 $1.646394 $1.638016 $1.400187 $1.291539	0.000 0.000 0.000 0.000 0.000 0.000 11,322.434 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.939445 $1.700048 $1.828867 $1.602378 $1.548949 $1.616712 $1.605444 $1.443478 $1.346197 $1.365731	$2.140041 $1.939445 $1.700048 $1.828867 $1.602378 $1.548949 $1.616712 $1.605444 $1.443478 $1.346197	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date July 3, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.780588 $2.165519 $2.351548 $1.980630 $1.815084 $1.853665 $1.656664 $1.275757 $1.119062 $1.133581	$3.274185 $2.780588 $2.165519 $2.351548 $1.980630 $1.815084 $1.853665 $1.656664 $1.275757 $1.119062	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.125228 $0.976371 $1.131238 $0.950329 $0.959431 $0.997921 $1.026472 $0.931412 $0.845113 $0.932693	$1.262959 $1.125228 $0.976371 $1.131238 $0.950329 $0.959431 $0.997921 $1.026472 $0.931412 $0.845113	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.652437 $2.148350 $2.494351 $2.248777 $2.008067 $2.111290 $1.873752 $1.454481 $1.234613 $1.238443	$2.626019 $2.652437 $2.148350 $2.494351 $2.248777 $2.008067 $2.111290 $1.873752 $1.454481 $1.234613	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.247712 $1.097084 $1.158088 $1.069800 $1.099032 $1.145346 $1.077432 $1.005271 $1.000000	$1.215931 $1.247712 $1.097084 $1.158088 $1.069800 $1.099032 $1.145346 $1.077432 $1.005271	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.314110 $1.147887 $1.229752 $1.108479 $1.142441 $1.201301 $1.133250 $1.000348 $1.000000	$1.259809 $1.314110 $1.147887 $1.229752 $1.108479 $1.142441 $1.201301 $1.133250 $1.000348	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.374892 $1.213252 $1.297248 $1.166943 $1.147733 $1.192365 $1.163861 $1.065864 $1.003566 $1.009293	$1.403714 $1.374892 $1.213252 $1.297248 $1.166943 $1.147733 $1.192365 $1.163861 $1.065864 $1.003566	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.376101 $1.251712 $1.325171 $1.217895 $1.194129 $1.227044 $1.189834 $1.129832 $1.081544 $1.069707	$1.414697 $1.376101 $1.251712 $1.325171 $1.217895 $1.194129 $1.227044 $1.189834 $1.129832 $1.081544	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.446640 $1.236326 $1.359103 $1.170641 $1.141286 $1.207106 $1.184799 $1.017919 $0.931286 $0.961242	$1.477341 $1.446640 $1.236326 $1.359103 $1.170641 $1.141286 $1.207106 $1.184799 $1.017919 $0.931286	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.660088 $3.018541 $2.887808 $2.052163 $2.142621 $1.955974 $1.883015 $1.296183 $1.144880 $1.240333	$7.814309 $3.660088 $3.018541 $2.887808 $2.052163 $2.142621 $1.955974 $1.883015 $1.296183 $1.144880	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.680026 $1.454814 $1.607288 $1.445160 $1.410398 $1.457201 $1.462843 $1.305835 $1.213027 $1.288367	$1.948180 $1.680026 $1.454814 $1.607288 $1.445160 $1.410398 $1.457201 $1.462843 $1.305835 $1.213027	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.640697 $2.213075 $2.344489 $2.096093 $1.982814 $2.019130 $1.859526 $1.606907 $1.456897 $1.429019	$2.999019 $2.640697 $2.213075 $2.344489 $2.096093 $1.982814 $2.019130 $1.859526 $1.606907 $1.456897	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date April 29, 2010	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.031152 $1.706057 $1.811952 $1.624525 $1.540121 $1.572689 $1.452455 $1.258732 $1.142985 $1.124192	$2.300921 $2.031152 $1.706057 $1.811952 $1.624525 $1.540121 $1.572689 $1.452455 $1.258732 $1.142985	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.556043 $1.464714 $1.504765 $1.464004 $1.454497 $1.474146 $1.437198 $1.504982 $1.428177 $1.371400	$1.641961 $1.556043 $1.464714 $1.504765 $1.464004 $1.454497 $1.474146 $1.437198 $1.504982 $1.428177	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.180675 $1.083189 $1.138418 $1.040023 $1.033908 $1.080623 $1.064394 $1.014482 $1.000000	$1.233927 $1.180675 $1.083189 $1.138418 $1.040023 $1.033908 $1.080623 $1.064394 $1.014482	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.277807 $1.171028 $1.270809 $1.077916 $1.078749 $1.177840 $1.164433 $1.019941 $1.000000	$1.226125 $1.277807 $1.171028 $1.270809 $1.077916 $1.078749 $1.177840 $1.164433 $1.019941	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.220404 $1.120703 $1.193574 $1.055021 $1.053592 $1.123243 $1.106265 $1.016011 $1.000000	$1.234715 $1.220404 $1.120703 $1.193574 $1.055021 $1.053592 $1.123243 $1.106265 $1.016011	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date July 3, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.440378 $3.617036 $4.169398 $3.681948 $3.101911 $3.247100 $3.149129 $2.357463 $2.067284 $2.167177	$4.526946 $4.440378 $3.617036 $4.169398 $3.681948 $3.101911 $3.247100 $3.149129 $2.357463 $2.067284	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.767175 $2.895519 $3.180485 $2.651755 $2.432983 $2.423880 $2.321531 $1.644388 $1.450644 $1.455682	$4.561291 $3.767175 $2.895519 $3.180485 $2.651755 $2.432983 $2.423880 $2.321531 $1.644388 $1.450644	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Initial Class Subaccount Inception Date July 3, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.844178 $1.554538 $1.878126 $1.559268 $1.574197 $1.585601 $1.706594 $1.400618 $1.224370 $1.457831	$1.925339 $1.844178 $1.554538 $1.878126 $1.559268 $1.574197 $1.585601 $1.706594 $1.400618 $1.224370	0.000 0.000 0.000 0.000 0.000 0.000 11,129.975 0.000 0.000 0.000
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.489868 $2.543028 $2.590012 $2.045678 $2.030433 $1.939259 $1.781237 $1.372240 $1.237543 $1.311824	$4.695320 $3.489868 $2.543028 $2.590012 $2.045678 $2.030433 $1.939259 $1.781237 $1.372240 $1.237543	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.025809 $1.751547 $1.912919 $1.690739 $1.654327 $1.669132 $1.592625 $1.399856 $1.262014 $1.330376	$2.165596 $2.025809 $1.751547 $1.912919 $1.690739 $1.654327 $1.669132 $1.592625 $1.399856 $1.262014	0.000 0.000 0.000 0.000 0.000 0.000 0.000 27,932.517 29,337.456 29,700.512

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.917400 $2.407339 $2.608220 $2.243084 $2.059804 $2.071465 $1.933294 $1.465123 $1.274754 $1.225782	$2.930913 $2.917400 $2.407339 $2.608220 $2.243084 $2.059804 $2.071465 $1.933294 $1.465123 $1.274754	0.000 0.000 0.000 0.000 0.000 12,412.512 13,136.057 13,327.571 12,481.231 0.000
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.822308 $2.901628 $2.892812 $2.240766 $2.232891 $2.054540 $1.840855 $1.370558 $1.198015 $1.269578	$5.064499 $3.822308 $2.901628 $2.892812 $2.240766 $2.232891 $2.054540 $1.840855 $1.370558 $1.198015	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.066145 $1.743487 $1.869921 $1.645687 $1.538650 $1.552319 $1.506733 $1.246157 $1.097305 $1.108122	$2.271295 $2.066145 $1.743487 $1.869921 $1.645687 $1.538650 $1.552319 $1.506733 $1.246157 $1.097305	0.000 0.000 0.000 0.000 0.000 0.000 48.906 35,666.748 27,001.052 28,759.054
American Funds - The Bond Fund of AmericaSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.126938 $1.054216 $1.086345 $1.071981 $1.065205 $1.086716 $1.055974 $1.104093 $1.072026 $1.033538	$1.208849 $1.126938 $1.054216 $1.086345 $1.071981 $1.065205 $1.086716 $1.055974 $1.104093 $1.072026	0.000 0.000 0.000 0.000 0.000 18,815.971 42,250.545 42,804.290 42,255.001 22,961.165
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.956168 $2.312512 $2.371878 $1.891209 $1.766943 $1.691580 $1.594788 $1.253982 $1.088270 $1.162985	$4.394784 $2.956168 $2.312512 $2.371878 $1.891209 $1.766943 $1.691580 $1.594788 $1.253982 $1.088270	0.000 0.000 0.000 0.000 0.000 0.000 8,520.443 8,682.746 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.613832 $2.119874 $2.208384 $1.845868 $1.693134 $1.707247 $1.578646 $1.209692 $1.053486 $1.097757	$2.901161 $2.613832 $2.119874 $2.208384 $1.845868 $1.693134 $1.707247 $1.578646 $1.209692 $1.053486	0.000 0.000 0.000 0.000 0.000 0.000 8,989.394 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.401847 $1.167043 $1.374578 $1.064037 $1.051313 $1.126493 $1.183816 $0.995631 $0.863939 $1.027239	$1.561797 $1.401847 $1.167043 $1.374578 $1.064037 $1.051313 $1.126493 $1.183816 $0.995631 $0.863939	0.000 0.000 0.000 0.000 0.000 0.000 8,856.370 13,673.356 0.000 0.000
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.904711 $2.391071 $2.646902 $2.494181 $2.152468 $2.334463 $2.166088 $1.600131 $1.431236 $1.496482	$2.945375 $2.904711 $2.391071 $2.646902 $2.494181 $2.152468 $2.334463 $2.166088 $1.600131 $1.431236	0.000 0.000 0.000 0.000 0.000 0.000 8,770.492 0.000 0.000 0.000
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.188795 $2.756643 $3.034762 $2.718528 $2.663181 $2.735892 $2.732964 $2.429133 $2.246966 $2.374759	$3.783079 $3.188795 $2.756643 $3.034762 $2.718528 $2.663181 $2.735892 $2.732964 $2.429133 $2.246966	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.351385 $2.080322 $2.180040 $2.071890 $1.871599 $1.979814 $1.962693 $1.830935 $1.614828 $1.593933	$2.473354 $2.351385 $2.080322 $2.180040 $2.071890 $1.871599 $1.979814 $1.962693 $1.830935 $1.614828	0.000 0.000 0.000 0.000 0.000 0.000 4,938.978 15,120.203 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.862136 $1.530334 $1.633680 $1.434997 $1.368136 $1.390498 $1.289153 $1.102363 $0.979368 $1.038655	$2.229587 $1.862136 $1.530334 $1.633680 $1.434997 $1.368136 $1.390498 $1.289153 $1.102363 $0.979368	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 82,807.723 83,670.376
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.815928 $2.964955 $3.239733 $2.717662 $2.572972 $2.613586 $2.387601 $1.859698 $1.633434 $1.713753	$4.872224 $3.815928 $2.964955 $3.239733 $2.717662 $2.572972 $2.613586 $2.387601 $1.859698 $1.633434	0.000 0.000 0.000 0.000 0.000 0.000 9,812.290 14,202.005 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.681385 $2.151731 $2.399917 $2.172898 $1.882810 $2.005473 $1.885699 $1.504685 $1.311282 $1.328759	$2.798112 $2.681385 $2.151731 $2.399917 $2.172898 $1.882810 $2.005473 $1.885699 $1.504685 $1.311282	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.700109 $2.816992 $2.886142 $2.183468 $2.214842 $2.113239 $1.941679 $1.456242 $1.298500 $1.324847	$5.207417 $3.700109 $2.816992 $2.886142 $2.183468 $2.214842 $2.113239 $1.941679 $1.456242 $1.298500	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.289303 $3.552012 $4.251565 $3.597527 $3.278395 $3.399346 $3.270105 $2.454908 $2.185936 $2.501006	$4.956557 $4.289303 $3.552012 $4.251565 $3.597527 $3.278395 $3.399346 $3.270105 $2.454908 $2.185936	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.306131 $2.514748 $3.109462 $2.663184 $2.485829 $2.619123 $2.508153 $1.965138 $1.577656 $1.769039	$3.501246 $3.306131 $2.514748 $3.109462 $2.663184 $2.485829 $2.619123 $2.508153 $1.965138 $1.577656	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.067527 $1.766429 $1.995836 $1.823777 $1.649699 $1.797323 $1.786825 $1.475758 $1.309051 $1.359873	$2.261846 $2.067527 $1.766429 $1.995836 $1.823777 $1.649699 $1.797323 $1.786825 $1.475758 $1.309051	0.000 0.000 0.000 0.000 0.000 0.000 11,422.984 29,136.832 65,333.371 68,676.942
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.453489 $1.277419 $1.361728 $1.266382 $1.132780 $1.243139 $1.212049 $1.085023 $0.982521 $0.978794	$1.434864 $1.453489 $1.277419 $1.361728 $1.266382 $1.132780 $1.243139 $1.212049 $1.085023 $0.982521	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.381611 $1.149722 $1.289797 $1.214169 $1.067040 $1.144910 $1.090162 $0.866941 $0.774108 $0.797876	$1.286183 $1.381611 $1.149722 $1.289797 $1.214169 $1.067040 $1.144910 $1.090162 $0.866941 $0.774108	0.000 0.000 0.000 0.000 0.000 0.000 9,874.868 9,948.250 10,021.336 10,103.555
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.249731 $1.682019 $1.785309 $1.433482 $1.433164 $1.395539 $1.315956 $0.960163 $1.000000	$3.131952 $2.249731 $1.682019 $1.785309 $1.433482 $1.433164 $1.395539 $1.315956 $0.960163	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$5.848971 $4.414081 $4.533044 $3.638007 $3.309946 $3.253573 $2.956683 $2.284024 $1.991619 $2.065498	$6.834308 $5.848971 $4.414081 $4.533044 $3.638007 $3.309946 $3.253573 $2.956683 $2.284024 $1.991619	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.388062 $1.892434 $2.077676 $1.672758 $1.675672 $1.753606 $1.668837 $1.329046 $1.131125 $1.341342	$2.803929 $2.388062 $1.892434 $2.077676 $1.672758 $1.675672 $1.753606 $1.668837 $1.329046 $1.131125	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.210033 $3.039619 $3.154957 $2.547148 $2.387860 $2.489036 $2.744527 $1.982307 $1.672619 $1.906034	$6.009067 $4.210033 $3.039619 $3.154957 $2.547148 $2.387860 $2.489036 $2.744527 $1.982307 $1.672619	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.146010 $1.822328 $1.974942 $1.798103 $1.685388 $1.729125 $1.629499 $1.399786 $1.287179 $1.292390	$2.304145 $2.146010 $1.822328 $1.974942 $1.798103 $1.685388 $1.729125 $1.629499 $1.399786 $1.287179	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.505588 $1.331424 $1.457178 $1.291933 $1.244607 $1.289313 $1.254053 $1.117951 $1.017960 $1.073573	$1.563597 $1.505588 $1.331424 $1.457178 $1.291933 $1.244607 $1.289313 $1.254053 $1.117951 $1.017960	0.000 0.000 0.000 0.000 0.000 0.000 50,960.180 85,889.332 80,702.800 83,125.629
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.955426 $0.866027 $1.044795 $0.913191 $0.869050 $0.947986 $1.088080 $0.902519 $0.778682 $0.888745	$0.925837 $0.955426 $0.866027 $1.044795 $0.913191 $0.869050 $0.947986 $1.088080 $0.902519 $0.778682	0.000 0.000 0.000 0.000 0.000 0.000 3,066.864 3,089.655 3,112.352 3,137.885
TA 60/40 Allocation - Service Class Subaccount Inception Date May 1, 2018	2020 2019 2018	$1.121332 $0.952090 $0.998912	$1.236397 $1.121332 $0.952090	0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.134949 $1.910677 $2.003369 $1.905875 $1.690307 $1.801578 $1.773664 $1.701475 $1.482204 $1.446171	$2.190998 $2.134949 $1.910677 $2.003369 $1.905875 $1.690307 $1.801578 $1.773664 $1.701475 $1.482204	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 11,637.691 0.000
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount Inception Date August 16, 2017	2020 2019 2018 2017	$2.474934 $2.037341 $2.348444 $2.249623	$2.247980 $2.474934 $2.037341 $2.348444	0.000 0.000 0.000 0.000
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.909953 $2.401936 $2.774500 $2.436815 $2.168963 $2.300497 $2.096289 $1.645690 $1.506038 $1.499261	$2.636393 $2.909953 $2.401936 $2.774500 $2.436815 $2.168963 $2.300497 $2.096289 $1.645690 $1.506038	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.203157 $1.153963 $1.177010 $1.172804 $1.194522 $1.220554 $1.192252 $1.247108 $1.213163 $1.153327	$1.281767 $1.203157 $1.153963 $1.177010 $1.172804 $1.194522 $1.220554 $1.192252 $1.247108 $1.213163	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 17,401.232 454,343.992

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.203157 $1.153963 $1.177010 $1.172804 $1.194522 $1.220554 $1.192252 $1.247108 $1.213163 $1.153327	$1.281767 $1.203157 $1.153963 $1.177010 $1.172804 $1.194522 $1.220554 $1.192252 $1.247108 $1.213163	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2020 2019 2018 2017 2016 2015	$11.868061 $10.275641 $11.130350 $9.903918 $9.492901 $9.999457	$12.134575 $11.868061 $10.275641 $11.130350 $9.903918 $9.492901	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.746457 $2.243162 $2.551796 $2.344467 $2.381251 $2.450251 $2.205984 $2.169653 $1.770920 $1.921752	$2.678911 $2.746457 $2.243162 $2.551796 $2.344467 $2.381251 $2.450251 $2.205984 $2.169653 $1.770920	0.000 0.000 0.000 0.000 0.000 0.000 887.581 3,179.641 12,491.084 0.000
TA BlackRock Government Money Market - Service Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.855610 $0.857982 $0.867975 $0.885241 $0.902849 $0.920859 $0.939231 $0.957970 $0.977190 $0.996632	$0.840874 $0.855610 $0.857982 $0.867975 $0.885241 $0.902849 $0.920859 $0.939231 $0.957970 $0.977190	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 16,502.040
TA BlackRock iShares Edge 40- Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.715052 $1.519819 $1.622217 $1.510755 $1.510827 $1.547539 $1.498245 $1.429746 $1.378584 $1.383060	$1.840354 $1.715052 $1.519819 $1.622217 $1.510755 $1.510827 $1.547539 $1.498245 $1.429746 $1.378584	0.000 0.000 0.000 0.000 0.000 9,586.106 189,895.151 292,837.835 291,361.686 222,282.536
TA BlackRock iShares Edge 50 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$12.148930 $10.679382 $11.187741 $10.111778 $9.998377	$13.068859 $12.148930 $10.679382 $11.187741 $10.111778	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 75 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$13.078831 $11.091317 $11.774836 $10.180726 $9.998377	$14.137994 $13.078831 $11.091317 $11.774836 $10.180726	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$14.279601 $11.691544 $12.597600 $10.426903 $9.998377	$15.382812 $14.279601 $11.691544 $12.597600 $10.426903	0.000 0.000 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.936287 $1.687318 $1.800746 $1.644546 $1.598882 $1.632886 $1.585178 $1.439207 $1.334505 $1.312019	$2.148679 $1.936287 $1.687318 $1.800746 $1.644546 $1.598882 $1.632886 $1.585178 $1.439207 $1.334505	0.000 0.000 0.000 0.000 0.000 30,830.292 287,341.904 389,396.931 404,915.823 377,202.253
TA International Growth - Service Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.373799 $1.900487 $2.362886 $1.897863 $1.938312 $1.981898 $2.137183 $1.851021 $1.549329 $1.760129	$2.806307 $2.373799 $1.900487 $2.362886 $1.897863 $1.938312 $1.981898 $2.137183 $1.851021 $1.549329	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.589045 $1.331013 $1.358669 $1.187114 $1.162899 $1.184710 $1.120658 $0.960410 $0.870855 $0.995916	$1.780872 $1.589045 $1.331013 $1.358669 $1.187114 $1.162899 $1.184710 $1.120658 $0.960410 $0.870855	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.412596 $2.553283 $2.643175 $2.094075 $2.186205 $2.353824 $2.407199 $1.768610 $1.658628 $1.817472	$3.979091 $3.412596 $2.553283 $2.643175 $2.094075 $2.186205 $2.353824 $2.407199 $1.768610 $1.658628	0.000 0.000 0.000 0.000 0.000 0.000 4,088.444 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.818932 $1.633919 $1.741330 $1.577795 $1.542866 $1.608221 $1.609026 $1.504440 $1.431668 $1.426614	$1.983844 $1.818932 $1.633919 $1.741330 $1.577795 $1.542866 $1.608221 $1.609026 $1.504440 $1.431668	0.000 0.000 0.000 0.000 10,009.235 10,159.978 43,205.551 61,943.358 218,245.527 275,086.197
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.543628 $2.061386 $2.354931 $1.931219 $1.861397 $1.939695 $1.931415 $1.558709 $1.414746 $1.530148	$3.101221 $2.543628 $2.061386 $2.354931 $1.931219 $1.861397 $1.939695 $1.931415 $1.558709 $1.414746	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.313331 $1.969808 $2.168158 $1.850616 $1.776448 $1.858813 $1.850702 $1.585737 $1.465576 $1.529645	$2.600559 $2.313331 $1.969808 $2.168158 $1.850616 $1.776448 $1.858813 $1.850702 $1.585737 $1.465576	0.000 0.000 0.000 0.000 0.000 0.000 56,257.064 181,796.436 797,853.772 1,129,029.835
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.087162 $1.832447 $1.974966 $1.734723 $1.680974 $1.758135 $1.747696 $1.574321 $1.471873 $1.496877	$2.297473 $2.087162 $1.832447 $1.974966 $1.734723 $1.680974 $1.758135 $1.747696 $1.574321 $1.471873	0.000 0.000 0.000 0.000 74,269.151 140,928.197 860,539.427 970,212.007 1,554,329.064 1,521,530.042
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.096005 $1.032680 $1.054423 $1.039888 $1.039212 $1.056467 $1.025286 $1.068543 $1.040550 $1.000000	$1.151510 $1.096005 $1.032680 $1.054423 $1.039888 $1.039212 $1.056467 $1.025286 $1.068543 $1.040550	0.000 0.000 0.000 0.000 0.000 19,416.783 43,518.459 44,151.689 43,635.008 23,655.744
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date July 2, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.231299 $2.521968 $2.744115 $2.316560 $2.126300 $2.176543 $1.947962 $1.503707 $1.321284 $1.341301	$3.797118 $3.231299 $2.521968 $2.744115 $2.316560 $2.126300 $2.176543 $1.947962 $1.503707 $1.321284	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.132807 $0.982462 $1.137742 $0.955325 $0.964004 $1.002193 $1.030359 $0.934481 $0.847472 $0.934834	$1.272091 $1.132807 $0.982462 $1.137742 $0.955325 $0.964004 $1.002193 $1.030359 $0.934481 $0.847472	0.000 0.000 0.000 0.000 0.000 0.000 91,943.189 183,016.042 395,410.292 402,760.132
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.665674 $2.158007 $2.504332 $2.256674 $2.014122 $2.116612 $1.877556 $1.456707 $1.235895 $1.239127	$2.640420 $2.665674 $2.158007 $2.504332 $2.256674 $2.014122 $2.116612 $1.877556 $1.456707 $1.235895	0.000 0.000 0.000 0.000 0.000 0.000 5,256.770 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.241907 $1.131890 $1.192665 $1.121096 $1.097460 $1.123925 $1.078660 $1.044944 $0.991877 $1.000000	$1.364912 $1.241907 $1.131890 $1.192665 $1.121096 $1.097460 $1.123925 $1.078660 $1.044944 $0.991877	0.000 0.000 0.000 0.000 0.000 60,112.749 95,445.424 105,393.597 376,446.635 166,398.869
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.252439 $1.100685 $1.161314 $1.072244 $1.100996 $1.146831 $1.078303 $1.005607 $1.000000	$1.221136 $1.252439 $1.100685 $1.161314 $1.072244 $1.100996 $1.146831 $1.078303 $1.005607	0.000 0.000 0.000 0.000 0.000 0.000 116,800.835 146,982.939 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.319088 $1.151668 $1.233179 $1.111032 $1.144511 $1.202879 $1.134178 $1.000675 $1.000000	$1.265205 $1.319088 $1.151668 $1.233179 $1.111032 $1.144511 $1.202879 $1.134178 $1.000675	0.000 0.000 0.000 0.000 0.000 0.000 26,005.323 26,500.718 0.000
TA Madison Diversified Income - Service Class Subaccount Inception Date June 1, 2017	2020 2019 2018 2017	$1.413524 $1.254362 $1.289311 $1.236716	$1.496027 $1.413524 $1.254362 $1.289311	0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.382743 $1.219579 $1.303366 $1.171876 $1.152020 $1.196238 $1.167073 $1.068293 $1.005354 $1.010594	$1.412418 $1.382743 $1.219579 $1.303366 $1.171876 $1.152020 $1.196238 $1.167073 $1.068293 $1.005354	0.000 0.000 0.000 0.000 0.000 0.000 626,538.671 741,094.821 656,076.046 522,188.532
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.382919 $1.257303 $1.330433 $1.222145 $1.197707 $1.230120 $1.192236 $1.131562 $1.082666 $1.070290	$1.422405 $1.382919 $1.257303 $1.330433 $1.222145 $1.197707 $1.230120 $1.192236 $1.131562 $1.082666	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.454931 $1.242803 $1.365561 $1.175632 $1.145591 $1.211068 $1.188116 $1.020265 $0.932973 $0.962507	$1.486538 $1.454931 $1.242803 $1.365561 $1.175632 $1.145591 $1.211068 $1.188116 $1.020265 $0.932973	0.000 0.000 0.000 0.000 0.000 0.000 15,757.093 224,343.262 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.368505 $1.177153 $1.234512 $1.136468 $1.112824 $1.173114 $1.107483 $0.988353 $1.000000	$1.614420 $1.368505 $1.177153 $1.234512 $1.136468 $1.112824 $1.173114 $1.107483 $0.988353	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.450707 $3.676751 $3.523945 $2.508741 $2.624488 $2.401937 $2.315949 $1.597346 $1.414403 $1.534525	$9.481667 $4.450707 $3.676751 $3.523945 $2.508741 $2.624488 $2.401937 $2.315949 $1.597346 $1.414403	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.688884 $1.461768 $1.614173 $1.450638 $1.415050 $1.461294 $1.466217 $1.308202 $1.214619 $1.289421	$1.959399 $1.688884 $1.461768 $1.614173 $1.450638 $1.415050 $1.461294 $1.466217 $1.308202 $1.214619	0.000 0.000 0.000 0.000 0.000 6,644.548 530,237.387 1,118,113.642 1,284,112.489 1,172,490.319
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.347287 $9.200856 $10.175905 $9.225151 $9.374353 $9.900929 $9.998372	$10.802529 $10.347287 $9.200856 $10.175905 $9.225151 $9.374353 $9.900929	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$10.939934 $9.227959 $10.992002 $9.998252	$11.546326 $10.939934 $9.227959 $10.992002	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.680517 $2.250384 $2.388889 $2.140731 $2.028513 $2.070399 $1.911167 $1.655462 $1.502471 $1.477040	$3.038019 $2.680517 $2.250384 $2.388889 $2.140731 $2.028513 $2.070399 $1.911167 $1.655462 $1.502471	0.000 0.000 0.000 0.000 0.000 10,910.235 11,546.213 28,104.676 41,389.714 30,770.368

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.217750 $1.037885 $1.137687 $1.035705 $1.002433 $1.049202 $0.992468 $0.905090 $0.914306 $0.965451	$1.299641 $1.217750 $1.037885 $1.137687 $1.035705 $1.002433 $1.049202 $0.992468 $0.905090 $0.914306	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.147069 $0.995199 $1.070302 $0.988865 $0.960778 $1.000787 $0.938893 $0.885453 $0.889689 $0.980601	$1.235821 $1.147069 $0.995199 $1.070302 $0.988865 $0.960778 $1.000787 $0.938893 $0.885453 $0.889689	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.199617 $1.006623 $1.112325 $0.988020 $0.960915 $1.015226 $0.973304 $0.849935 $0.861075 $0.993687	$1.283019 $1.199617 $1.006623 $1.112325 $0.988020 $0.960915 $1.015226 $0.973304 $0.849935 $0.861075	0.000 0.000 0.000 0.000 0.000 0.000 30,748.867 16,010.048 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.408927 $1.327968 $1.368630 $1.333963 $1.327721 $1.347303 $1.317099 $1.381645 $1.313249 $1.264241	$1.483591 $1.408927 $1.327968 $1.368630 $1.333963 $1.327721 $1.347303 $1.317099 $1.381645 $1.313249	0.000 0.000 0.000 0.000 21,992.117 52,990.305 613,024.811 669,726.037 790,965.105 742,815.004
TA PineBridge Inflation Opportunities - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.998744 $0.941502 $0.975521 $0.964790 $0.947987 $0.995490 $0.982216 $1.107636 $1.062964 $1.000000	$1.064285 $0.998744 $0.941502 $0.975521 $0.964790 $0.947987 $0.995490 $0.982216 $1.107636 $1.062964	0.000 0.000 0.000 0.000 13,744.531 51,958.242 53,032.662 54,084.370 40,389.092 0.000
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.022659 $0.040444 $0.038746 $0.058417 $0.077974 $0.085784 $0.117575 $0.218481 $0.315837 $0.402430	$0.010335 $0.022659 $0.040444 $0.038746 $0.058417 $0.077974 $0.085784 $0.117575 $0.218481 $0.315837	0.000 0.000 0.000 0.000 0.000 0.000 105,190.749 107,194.482 148,419.816 111,140.120

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.194399 $1.095252 $1.150535 $1.050578 $1.043900 $1.090531 $1.073625 $1.022771 $0.977077 $1.000000	$1.248890 $1.194399 $1.095252 $1.150535 $1.050578 $1.043900 $1.090531 $1.073625 $1.022771 $0.977077	0.000 0.000 0.000 0.000 0.000 0.000 88,610.542 92,082.786 97,229.348 103,065.257
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.253707 $1.148377 $1.245597 $1.056010 $1.056306 $1.152771 $1.139099 $0.997255 $0.916867 $1.000000	$1.203581 $1.253707 $1.148377 $1.245597 $1.056010 $1.056306 $1.152771 $1.139099 $0.997255 $0.916867	0.000 0.000 0.000 0.000 0.000 0.000 13,302.601 13,556.008 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.224988 $1.124358 $1.196864 $1.057414 $1.055470 $1.124692 $1.107151 $1.016336 $0.957342 $1.000000	$1.239963 $1.224988 $1.124358 $1.196864 $1.057414 $1.055470 $1.124692 $1.107151 $1.016336 $0.957342	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Rothschild & Co Large Cap Value - Service Class(5) Subaccount Inception Date May 1, 2018	2020 2019 2018	$1.023956 $0.892687 $0.996964	$0.997795 $1.023956 $0.892687	0.000 0.000 0.000
TA S&P 500 Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$13.299277 $10.378371 $11.159631 $9.998252	$15.359739 $13.299277 $10.378371 $11.159631	0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 4, 1993	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.367470 $1.932777 $2.231343 $1.974558 $1.667100 $1.748240 $1.699370 $1.274168 $1.120100 $1.176077	$2.407852 $2.367470 $1.932777 $2.231343 $1.974558 $1.667100 $1.748240 $1.699370 $1.274168 $1.120100	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.757405 $3.665345 $4.032703 $3.370819 $3.097301 $3.092612 $2.969090 $2.107490 $1.862762 $1.871617	$5.751029 $4.757405 $3.665345 $4.032703 $3.370819 $3.097301 $3.092612 $2.969090 $2.107490 $1.862762	0.000 0.000 0.000 0.000 0.000 0.000 3,407.285 2,664.207 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.190056 $1.850184 $2.238839 $1.861647 $1.884357 $1.902282 $2.050674 $1.685868 $1.476982 $1.763333	$2.280259 $2.190056 $1.850184 $2.238839 $1.861647 $1.884357 $1.902282 $2.050674 $1.685868 $1.476982	0.000 0.000 0.000 0.000 0.000 0.000 61.374 8,060.406 0.000 0.000
TA WMC US Growth - Initial Class Subaccount Inception Date	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.388087 $1.739320 $1.770582 $1.397774 $1.386672 $1.323759 $1.215296 $0.935799 $0.843534 $0.893727	$3.214538 $2.388087 $1.739320 $1.770582 $1.397774 $1.386672 $1.323759 $1.215296 $0.935799 $0.843534	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.783770 $2.763063 $2.819602 $2.231716 $2.219824 $2.123824 $1.954562 $1.508818 $1.363745 $1.447850	$5.079926 $3.783770 $2.763063 $2.819602 $2.231716 $2.219824 $2.123824 $1.954562 $1.508818 $1.363745	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.036880 $1.760260 $1.921500 $1.697499 $1.660131 $1.674157 $1.596635 $1.402702 $1.263956 $1.331774	$2.178490 $2.036880 $1.760260 $1.921500 $1.697499 $1.660131 $1.674157 $1.596635 $1.402702 $1.263956	0.000 0.000 0.000 27,429.005 27,429.005 27,429.005 47,195.029 47,195.029 49,390.290 50,536.682
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.076358 $1.751249 $1.877331 $1.651413 $1.543249 $1.556199 $1.509750 $1.248049 $1.098433 $1.108724	$2.283636 $2.076358 $1.751249 $1.877331 $1.651413 $1.543249 $1.556199 $1.509750 $1.248049 $1.098433	1,067,732.516 1,131,383.828 1,201,574.452 1,201,574.452 1,201,574.452 1,201,574.452 1,216,928.007 1,216,928.007 1,218,633.207 1,219,804.416

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - The Bond Fund of AmericaSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.132557 $1.058937 $1.090676 $1.075733 $1.068415 $1.089471 $1.058131 $1.105809 $1.073163 $1.034117	$1.215456 $1.132557 $1.058937 $1.090676 $1.075733 $1.068415 $1.089471 $1.058131 $1.105809 $1.073163	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.872855 $1.538388 $1.641459 $1.441117 $1.373291 $1.395040 $1.292728 $1.104879 $0.981128 $1.040017	$2.243522 $1.872855 $1.538388 $1.641459 $1.441117 $1.373291 $1.395040 $1.292728 $1.104879 $0.981128	79,347.551 81,584.529 64,877.417 100,767.530 409,127.426 331,154.398 333,967.695 338,591.500 349,110.020 329,250.655
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.078832 $1.775229 $2.004806 $1.831087 $1.655503 $1.802760 $1.791351 $1.478775 $1.311076 $1.361314	$2.275327 $2.078832 $1.775229 $2.004806 $1.831087 $1.655503 $1.802760 $1.791351 $1.478775 $1.311076	0.000 0.000 0.000 26,399.867 26,399.867 26,399.867 44,705.918 44,705.918 46,739.029 26,247.751
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.513073 $1.337391 $1.462980 $1.296435 $1.248333 $1.292540 $1.256577 $1.119656 $1.019006 $1.074161	$1.572143 $1.513073 $1.337391 $1.462980 $1.296435 $1.248333 $1.292540 $1.256577 $1.119656 $1.019006	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.127998 $1.081339 $1.102395 $1.097923 $1.117720 $1.141522 $1.114497 $1.165209 $1.132940 $1.076537	$1.202289 $1.127998 $1.081339 $1.102395 $1.097923 $1.117720 $1.141522 $1.114497 $1.165209 $1.132940	0.000 0.000 0.000 0.000 12,986.007 12,455.427 12,453.457 12,114.117 16,692.902 16,244.901
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2020 2019 2018 2017 2016 2015	$11.895312 $10.294172 $11.144919 $9.912032 $9.496038 $9.999471	$12.168403 $11.895312 $10.294172 $11.144919 $9.912032 $9.496038	0.000 0.000 0.000 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Government Money Market - Service Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.830467 $0.832371 $0.841607 $0.857945 $0.874591 $0.891605 $0.908945 $0.926620 $0.944739 $0.963061	$0.816592 $0.830467 $0.832371 $0.841607 $0.857945 $0.874591 $0.891605 $0.908945 $0.926620 $0.944739	0.000 0.000 0.000 0.000 122,300.137 192,882.733 18,472.781 17,977.768 18,598.955 82,642.283
TA BlackRock iShares Edge 40- Service Class Subaccount Inception Date August 16, 2010	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.304758 $1.155659 $1.232915 $1.147630 $1.147118 $1.174412 $1.136447 $1.083955 $1.044657 $1.047539	$1.400781 $1.304758 $1.155659 $1.232915 $1.147630 $1.147118 $1.174412 $1.136447 $1.083955 $1.044657	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 50 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$12.171578 $10.694024 $11.197545 $10.115681 $9.998417	$13.099634 $12.171578 $10.694024 $11.197545 $10.115681	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 75 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$13.103196 $11.106521 $11.785148 $10.184643 $9.998417	$14.171281 $13.103196 $11.106521 $11.785148 $10.184643	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$14.306203 $11.707575 $12.608635 $10.430920 $9.998417	$15.419035 $14.306203 $11.707575 $12.608635 $10.430920	0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.328330 $1.192635 $1.270413 $1.150541 $1.124515 $1.171569 $1.171584 $1.094890 $1.041413 $1.037227	$1.449467 $1.328330 $1.192635 $1.270413 $1.150541 $1.124515 $1.171569 $1.171584 $1.094890 $1.041413	0.000 0.000 0.000 0.000 0.000 139,581.819 139,581.819 203,416.368 203,576.352 417,342.590
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.504162 $1.280174 $1.408391 $1.201546 $1.152819 $1.205678 $1.199825 $1.027546 $0.949221 $0.990224	$1.691755 $1.504162 $1.280174 $1.408391 $1.201546 $1.152819 $1.205678 $1.199825 $1.027546 $0.949221	5,252,261.273 5,294,708.404 5,393,380.982 5,459,304.048 5,518,285.437 5,626,149.605 6,600,972.000 6,940,529.509 6,920,182.893 6,857,511.448

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.432114 $1.256727 $1.353789 $1.188524 $1.151140 $1.203395 $1.195664 $1.076523 $1.005964 $1.022550	$1.577188 $1.432114 $1.256727 $1.353789 $1.188524 $1.151140 $1.203395 $1.195664 $1.076523 $1.005964	149,214.245 149,635.595 149,715.987 488,901.826 489,212.592 489,909.470 490,773.661 567,738.444 567,740.158 683,984.222
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.143068 $0.990882 $1.146923 $0.962560 $0.970829 $1.008782 $1.036633 $0.939715 $0.851811 $0.939166	$1.284236 $1.143068 $0.990882 $1.146923 $0.962560 $0.970829 $1.008782 $1.036633 $0.939715 $0.851811	200,015.885 203,302.495 213,604.075 215,946.900 341,307.433 542,445.360 545,856.395 651,719.759 651,515.322 661,954.106
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.390688 $1.225979 $1.309554 $1.176865 $1.156370 $1.200158 $1.170327 $1.070743 $1.007162 $1.011917	$1.421221 $1.390688 $1.225979 $1.309554 $1.176865 $1.156370 $1.200158 $1.170327 $1.070743 $1.007162	0.000 0.000 29,239.935 29,429.257 29,619.418 29,813.282 30,008.389 30,204.230 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.389810 $1.262943 $1.335737 $1.226403 $1.201293 $1.233201 $1.194629 $1.133279 $1.083783 $1.070874	$1.430197 $1.389810 $1.262943 $1.335737 $1.226403 $1.201293 $1.233201 $1.194629 $1.133279 $1.083783	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.463329 $1.249365 $1.372087 $1.180669 $1.149942 $1.215081 $1.191467 $1.022629 $0.934661 $0.963772	$1.495854 $1.463329 $1.249365 $1.372087 $1.180669 $1.149942 $1.215081 $1.191467 $1.022629 $0.934661	99,285.209 96,172.422 101,554.321 101,994.046 102,093.279 206,540.103 204,854.299 204,867.372 156,744.627 156,744.627
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.373501 $9.219639 $10.191636 $9.234885 $9.379647 $9.901652 $9.998413	$10.835205 $10.373501 $9.219639 $10.191636 $9.234885 $9.379647 $9.901652	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$10.954272 $9.235542 $10.995615 $9.998292	$11.567137 $10.954272 $9.235542 $10.995615	0.000 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.005715 $1.683034 $1.785747 $1.599460 $1.514870 $1.545393 $1.425843 $1.234467 $1.119835 $1.100340	$2.274334 $2.005715 $1.683034 $1.785747 $1.599460 $1.514870 $1.545393 $1.425843 $1.234467 $1.119835	30,808.213 31,832.437 37,640.112 37,876.409 54,786.073 56,633.947 57,442.447 59,098.291 66,383.597 68,879.326
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.223650 $1.152779 $1.187482 $1.156843 $1.150872 $1.167274 $1.140554 $1.195869 $1.136107 $1.093181	$1.289124 $1.223650 $1.152779 $1.187482 $1.156843 $1.150872 $1.167274 $1.140554 $1.195869 $1.136107	22,805.556 22,805.556 22,805.556 33,035.839 70,097.401 203,397.845 204,633.677 244,708.326 249,799.255 229,313.514
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.199492 $1.099380 $1.154289 $1.053500 $1.046280 $1.092476 $1.075010 $1.023603 $0.977398 $1.000000	$1.254823 $1.199492 $1.099380 $1.154289 $1.053500 $1.046280 $1.092476 $1.075010 $1.023603 $0.977398	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA S&P 500 Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$13.316711 $10.386896 $11.163297 $9.998292	$15.387420 $13.316711 $10.386896 $11.163297	0.000 0.000 0.000 0.000

Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.070492 $1.786679 $1.947452 $1.717910 $1.677632 $1.689337 $1.608752 $1.411267 $1.269795 $1.335965	$2.217704 $2.070492 $1.786679 $1.947452 $1.717910 $1.677632 $1.689337 $1.608752 $1.411267 $1.269795	0.000 0.000 0.000 0.000 0.000 0.000 0.000 8,360.139 30,334.769 37,886.129
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.506638 $2.064341 $2.232179 $1.915932 $1.755936 $1.762414 $1.641621 $1.241644 $1.078183 $1.034740	$2.523204 $2.506638 $2.064341 $2.232179 $1.915932 $1.755936 $1.762414 $1.641621 $1.241644 $1.078183	0.000 0.000 0.000 0.000 0.000 0.000 47,279.201 47,831.738 45,790.758 46,663.088

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.257130 $2.467734 $2.455390 $1.898222 $1.887853 $1.733656 $1.550310 $1.151979 $1.004963 $1.062913	$4.324123 $3.257130 $2.467734 $2.455390 $1.898222 $1.887853 $1.733656 $1.550310 $1.151979 $1.004963	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.107432 $1.774858 $1.899831 $1.668748 $1.557171 $1.567931 $1.518910 $1.253785 $1.101851 $1.110539	$2.321220 $2.107432 $1.774858 $1.899831 $1.668748 $1.557171 $1.567931 $1.518910 $1.253785 $1.101851	v 0.000 0.000 0.000 0.000 0.000 37,593.533 363,460.169 374,998.367 385,024.482
American Funds - The Bond Fund of AmericaSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.149513 $1.073220 $1.103755 $1.087035 $1.078059 $1.097698 $1.064558 $1.110897 $1.076491 $1.035813	$1.235470 $1.149513 $1.073220 $1.103755 $1.087035 $1.078059 $1.097698 $1.064558 $1.110897 $1.076491	0.000 0.000 0.000 0.000 3,805.466 4,061.725 45,275.255 75,209.609 72,316.357 75,747.238
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.015270 $2.354126 $2.409808 $1.917693 $1.788188 $1.708576 $1.607663 $1.261635 $1.092758 $1.165523	$4.491423 $3.015270 $2.354126 $2.409808 $1.917693 $1.788188 $1.708576 $1.607663 $1.261635 $1.092758	0.000 0.000 0.000 0.000 0.000 0.000 73,168.820 74,154.665 75,423.105 75,495.002
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.666150 $2.158079 $2.243761 $1.871783 $1.713557 $1.724459 $1.591427 $1.217099 $1.057856 $1.100155	$2.965036 $2.666150 $2.158079 $2.243761 $1.871783 $1.713557 $1.724459 $1.591427 $1.217099 $1.057856	0.000 0.000 0.000 0.000 112,390.905 112,390.905 185,078.360 165,285.968 34,688.154 34,196.237
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.429900 $1.188067 $1.396582 $1.078968 $1.063980 $1.137826 $1.193390 $1.001726 $0.867527 $1.029486	$1.596181 $1.429900 $1.188067 $1.396582 $1.078968 $1.063980 $1.137826 $1.193390 $1.001726 $0.867527	0.000 0.000 0.000 0.000 0.000 0.000 33,932.579 34,329.085 32,867.869 33,488.278

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.431168 $1.997335 $2.206675 $2.075293 $1.787474 $1.934796 $1.791722 $1.320981 $1.179211 $1.230539	$2.470053 $2.431168 $1.997335 $2.206675 $2.075293 $1.787474 $1.934796 $1.791722 $1.320981 $1.179211	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.677654 $2.310241 $2.538309 $2.269370 $2.218821 $2.274936 $2.268051 $2.011950 $1.857390 $1.959188	$3.182933 $2.677654 $2.310241 $2.538309 $2.269370 $2.218821 $2.274936 $2.268051 $2.011950 $1.857390	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.577074 $2.275527 $2.379877 $2.257395 $2.035183 $2.148630 $2.125871 $1.979273 $1.742218 $1.716320	$2.716081 $2.577074 $2.275527 $2.379877 $2.257395 $2.035183 $2.148630 $2.125871 $1.979273 $1.742218	0.000 0.000 0.000 0.000 0.000 0.000 3,628.082 3,870.644 3,938.544 27,251.823
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.905282 $1.562723 $1.664959 $1.459607 $1.388876 $1.408805 $1.303562 $1.112499 $0.986432 $1.044104	$2.285732 $1.905282 $1.562723 $1.664959 $1.459607 $1.388876 $1.408805 $1.303562 $1.112499 $0.986432	0.000 0.000 0.000 0.000 0.000 0.000 9,648.069 18,432.299 207,553.204 209,751.284
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.456624 $2.680513 $2.923147 $2.447306 $2.312472 $2.344362 $2.137450 $1.661602 $1.456560 $1.525190	$4.422134 $3.456624 $2.680513 $2.923147 $2.447306 $2.312472 $2.344362 $2.137450 $1.661602 $1.456560	0.000 0.000 0.000 0.000 83,414.882 83,414.882 160,476.195 145,091.456 44,209.062 44,802.594
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.301711 $1.843443 $2.052020 $1.854275 $1.603578 $1.704706 $1.599737 $1.273999 $1.108069 $1.120632	$2.406628 $2.301711 $1.843443 $2.052020 $1.854275 $1.603578 $1.704706 $1.599737 $1.273999 $1.108069	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.974271 $2.259953 $2.310868 $1.744840 $1.766452 $1.682108 $1.542513 $1.154603 $1.027506 $1.046301	$4.194114 $2.974271 $2.259953 $2.310868 $1.744840 $1.766452 $1.682108 $1.542513 $1.154603 $1.027506	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.703597 $3.060969 $3.656587 $3.088021 $2.808578 $2.906484 $2.790496 $2.090762 $1.858017 $2.121670	$4.288147 $3.703597 $3.060969 $3.656587 $3.088021 $2.808578 $2.906484 $2.790496 $2.090762 $1.858017	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.673083 $2.029239 $2.504174 $2.140575 $1.994112 $2.096921 $2.004139 $1.567161 $1.255672 $1.405243	$2.836398 $2.673083 $2.029239 $2.504174 $2.140575 $1.994112 $2.096921 $2.004139 $1.567161 $1.255672	0.000 0.000 0.000 0.000 0.000 0.000 74,678.880 75,770.615 23,673.846 24,114.146
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.113194 $1.801914 $2.031923 $1.853123 $1.672982 $1.819119 $1.804938 $1.487796 $1.317132 $1.365595	$2.316329 $2.113194 $1.801914 $2.031923 $1.853123 $1.672982 $1.819119 $1.804938 $1.487796 $1.317132	0.000 0.000 0.000 0.000 0.000 0.000 9,205.132 83,350.231 99,357.727 114,280.168
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.490126 $1.307056 $1.390567 $1.290680 $1.152255 $1.262024 $1.228050 $1.097186 $0.991582 $0.985890	$1.473933 $1.490126 $1.307056 $1.390567 $1.290680 $1.152255 $1.262024 $1.228050 $1.097186 $0.991582	0.000 0.000 0.000 0.000 0.000 0.000 19,093.924 19,368.317 19,640.847 15,852.545
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.416438 $1.176388 $1.317107 $1.237451 $1.085375 $1.162295 $1.104552 $0.876671 $0.781246 $0.803660	$1.321202 $1.416438 $1.176388 $1.317107 $1.237451 $1.085375 $1.162295 $1.104552 $0.876671 $0.781246	0.000 0.000 0.000 0.000 0.000 0.000 13,108.657 13,985.079 14,616.399 14,808.005

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.283890 $1.704211 $1.805298 $1.446694 $1.443552 $1.402898 $1.320309 $0.961445 $1.000000	$3.185753 $2.283890 $1.704211 $1.805298 $1.446694 $1.443552 $1.402898 $1.320309 $0.961445	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$5.071448 $3.819799 $3.915006 $3.135862 $2.847495 $2.793515 $2.533632 $1.953385 $1.699947 $1.759544	$5.937448 $5.071448 $3.819799 $3.915006 $3.135862 $2.847495 $2.793515 $2.533632 $1.953385 $1.699947	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.886065 $1.491697 $1.634481 $1.313370 $1.313077 $1.371451 $1.302599 $1.035342 $0.879417 $1.040797	$2.218867 $1.886065 $1.491697 $1.634481 $1.313370 $1.313077 $1.371451 $1.302599 $1.035342 $0.879417	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.344540 $2.410003 $2.496521 $2.011623 $1.882127 $1.958025 $2.154771 $1.553292 $1.308045 $1.487677	$4.783103 $3.344540 $2.410003 $2.496521 $2.011623 $1.882127 $1.958025 $2.154771 $1.553292 $1.308045	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.061985 $1.747547 $1.890149 $1.717540 $1.606727 $1.645188 $1.547360 $1.326630 $1.217509 $1.220033	$2.218285 $2.061985 $1.747547 $1.890149 $1.717540 $1.606727 $1.645188 $1.547360 $1.326630 $1.217509	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.535701 $1.355412 $1.480518 $1.310063 $1.259611 $1.302286 $1.264203 $1.124799 $1.022183 $1.075922	$1.598004 $1.535701 $1.355412 $1.480518 $1.310063 $1.259611 $1.302286 $1.264203 $1.124799 $1.022183	0.000 0.000 0.000 0.000 0.000 0.000 24,883.988 109,357.391 104,777.043 124,182.409

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.979483 $0.886089 $1.066887 $0.930676 $0.883960 $0.962368 $1.102413 $0.912612 $0.785838 $0.895164	$0.951022 $0.979483 $0.886089 $1.066887 $0.930676 $0.883960 $0.962368 $1.102413 $0.912612 $0.785838	0.000 0.000 0.000 0.000 0.000 0.000 9,522.888 10,159.560 10,618.178 10,757.373
TA 60/40 Allocation - Service Class Subaccount Inception Date May 1, 2018	2020 2019 2018	$1.125016 $0.953355 $0.998917	$1.242890 $1.125016 $0.953355	0.000 0.000 0.000
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.419457 $2.156509 $2.248403 $2.130216 $1.880031 $1.998259 $1.956418 $1.868386 $1.620695 $1.574694	$2.496498 $2.419457 $2.156509 $2.248403 $2.130216 $1.880031 $1.998259 $1.956418 $1.868386 $1.620695	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.205995 $1.970385 $2.061899 $1.957728 $1.732901 $1.843355 $1.811243 $1.734128 $1.507691 $1.468157	$2.268366 $2.205995 $1.970385 $2.061899 $1.957728 $1.732901 $1.843355 $1.811243 $1.734128 $1.507691	0.000 0.000 0.000 0.000 0.000 0.000 1,633.468 1,979.204 1,922.844 1,914.488
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.562300 $2.105120 $2.421781 $2.117401 $1.875662 $1.980626 $1.797527 $1.404961 $1.280286 $1.268583	$2.331916 $2.562300 $2.105120 $2.421781 $2.117401 $1.875662 $1.980626 $1.797527 $1.404961 $1.280286	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.006778 $2.476985 $2.855538 $2.503067 $2.223573 $2.353796 $2.140654 $1.677234 $1.531880 $1.522005	$2.729472 $3.006778 $2.476985 $2.855538 $2.503067 $2.223573 $2.353796 $2.140654 $1.677234 $1.531880	0.000 0.000 0.000 0.000 40,756.198 0.000 6,929.060 7,392.326 7,516.264 7,614.800

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.368116 $1.306499 $1.326730 $1.315588 $1.335195 $1.357900 $1.320848 $1.375383 $1.331776 $1.259858	$1.464551 $1.368116 $1.306499 $1.326730 $1.315588 $1.335195 $1.357900 $1.320848 $1.375383 $1.331776	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.243182 $1.190010 $1.211384 $1.204700 $1.224617 $1.248856 $1.217502 $1.271027 $1.233998 $1.170842	$1.327007 $1.243182 $1.190010 $1.211384 $1.204700 $1.224617 $1.248856 $1.217502 $1.271027 $1.233998	0.000 0.000 0.000 0.000 0.000 0.000 44,299.456 26,831.902 48,987.851 206,527.705
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.243182 $1.190010 $1.211384 $1.204700 $1.224617 $1.248856 $1.217502 $1.271027 $1.233998 $1.170842	$1.327007 $1.243182 $1.190010 $1.211384 $1.204700 $1.224617 $1.248856 $1.217502 $1.271027 $1.233998	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2020 2019 2018 2017 2016 2015	$11.977389 $10.349969 $11.188748 $9.936436 $9.505430 $9.999511	$12.270436 $11.977389 $10.349969 $11.188748 $9.936436 $9.505430	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.887979 $2.348386 $2.659222 $2.431716 $2.459987 $2.519433 $2.258442 $2.212882 $1.798690 $1.942441	$2.827956 $2.887979 $2.348386 $2.659222 $2.431716 $2.459987 $2.519433 $2.258442 $2.212882 $1.798690	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.837862 $2.313277 $2.626366 $2.408265 $2.441262 $2.507069 $2.252712 $2.211273 $1.801333 $1.950932	$2.773512 $2.837862 $2.313277 $2.626366 $2.408265 $2.441262 $2.507069 $2.252712 $2.211273 $1.801333	0.000 0.000 0.000 0.000 0.000 0.000 12,838.680 13,221.426 12,929.918 13,142.175

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Government Money Market - Initial Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.901724 $0.900197 $0.900239 $0.916343 $0.932754 $0.949515 $0.966565 $0.983914 $1.001668 $1.019591	$0.888322 $0.901724 $0.900197 $0.900239 $0.916343 $0.932754 $0.949515 $0.966565 $0.983914 $1.001668	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.884117 $0.884821 $0.893309 $0.909314 $0.925596 $0.942212 $0.959117 $0.976319 $0.993936 $1.011740	$0.870602 $0.884117 $0.884821 $0.893309 $0.909314 $0.925596 $0.942212 $0.959117 $0.976319 $0.993936	0.000 0.000 0.000 0.000 0.000 0.000 0.000 370,239.346 105,679.540 63,539.649
TA BlackRock iShares Edge 40 - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.784879 $1.575794 $1.673565 $1.552354 $1.545843 $1.574863 $1.518776 $1.442494 $1.383625 $1.383377	$1.922488 $1.784879 $1.575794 $1.673565 $1.552354 $1.545843 $1.574863 $1.518776 $1.442494 $1.383625	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 40- Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.772121 $1.567320 $1.669620 $1.551860 $1.548906 $1.583423 $1.529972 $1.457166 $1.402252 $1.404061	$1.905340 $1.772121 $1.567320 $1.669620 $1.551860 $1.548906 $1.583423 $1.529972 $1.457166 $1.402252	0.000 0.000 0.000 0.000 0.000 15,292.406 850,852.261 989,507.276 949,552.079 929,933.490
TA BlackRock iShares Edge 50 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$12.239604 $10.737988 $11.226947 $10.127373 $9.998538	$13.192279 $12.239604 $10.737988 $11.226947 $10.127373	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 75 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$13.176427 $11.152173 $11.816084 $10.196412 $9.998538	$14.271496 $13.176427 $11.152173 $11.816084 $10.196412	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$14.386137 $11.755682 $12.641717 $10.442962 $9.998538	$15.528061 $14.386137 $11.755682 $12.641717 $10.442962	0.000 0.000 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.977227 $1.719616 $1.831581 $1.669441 $1.619910 $1.651132 $1.599752 $1.449592 $1.341484 $1.316306	$2.198413 $1.977227 $1.719616 $1.831581 $1.669441 $1.619910 $1.651132 $1.599752 $1.449592 $1.341484	0.000 0.000 0.000 0.000 0.000 87,420.603 453,042.666 555,920.279 542,557.983 451,178.901
TA International Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.977869 $1.576929 $1.950918 $1.560710 $1.587482 $1.614836 $1.733620 $1.494444 $1.245517 $1.409677	$2.348908 $1.977869 $1.576929 $1.950918 $1.560710 $1.587482 $1.614836 $1.733620 $1.494444 $1.245517	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA International Growth - Service Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.452812 $1.959895 $2.431924 $1.949498 $1.987147 $2.027842 $2.182426 $1.886504 $1.575925 $1.786830	$2.905432 $2.452812 $1.959895 $2.431924 $1.949498 $1.987147 $2.027842 $2.182426 $1.886504 $1.575925	0.000 0.000 0.000 0.000 7,330.169 36,168.534 34,782.902 33,930.685 0.000 0.000
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.620939 $1.355067 $1.380503 $1.203823 $1.176953 $1.196678 $1.129764 $0.966310 $0.874486 $0.998105	$1.820187 $1.620939 $1.355067 $1.380503 $1.203823 $1.176953 $1.196678 $1.129764 $0.966310 $0.874486	0.000 0.000 0.000 0.000 0.000 0.000 19,744.623 24,420.563 27,559.317 28,276.107
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.807830 $2.090819 $2.154928 $1.700344 $1.766983 $1.894113 $1.927933 $1.410517 $1.316497 $1.436545	$3.287856 $2.807830 $2.090819 $2.154928 $1.700344 $1.766983 $1.894113 $1.927933 $1.410517 $1.316497	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.526255 $2.633143 $2.720466 $2.151100 $2.241343 $2.408449 $2.458228 $1.802560 $1.687128 $1.845080	$4.119700 $3.526255 $2.633143 $2.720466 $2.151100 $2.241343 $2.408449 $2.458228 $1.802560 $1.687128	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.829919 $1.635485 $1.734071 $1.564751 $1.522459 $1.580804 $1.574803 $1.465859 $1.388767 $1.377141	$2.003775 $1.829919 $1.635485 $1.734071 $1.564751 $1.522459 $1.580804 $1.574803 $1.465859 $1.388767	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.879440 $1.684971 $1.792188 $1.620712 $1.581726 $1.645501 $1.643102 $1.533280 $1.456240 $1.448252	$2.053873 $1.879440 $1.684971 $1.792188 $1.620712 $1.581726 $1.645501 $1.643102 $1.533280 $1.456240	0.000 0.000 0.000 0.000 22,581.536 207,770.812 872,546.886 1,052,504.997 1,462,925.058 1,390,411.612
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.266743 $1.830646 $2.080001 $1.698829 $1.630257 $1.692280 $1.676970 $1.346223 $1.217246 $1.310081	$2.777520 $2.266743 $1.830646 $2.080001 $1.698829 $1.630257 $1.692280 $1.676970 $1.346223 $1.217246	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.628361 $2.125869 $2.423819 $1.983819 $1.908353 $1.984722 $1.972381 $1.588650 $1.439076 $1.553408	$3.210837 $2.628361 $2.125869 $2.423819 $1.983819 $1.908353 $1.984722 $1.972381 $1.588650 $1.439076	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 166,087.433
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.161530 $1.833535 $2.008746 $1.707219 $1.631085 $1.698384 $1.685606 $1.437351 $1.322564 $1.373976	$2.443236 $2.161530 $1.833535 $2.008746 $1.707219 $1.631085 $1.698384 $1.685606 $1.437351 $1.322564	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.390243 $2.031300 $2.231432 $1.900901 $1.821144 $1.901848 $1.889829 $1.616089 $1.490698 $1.552816	$2.692308 $2.390243 $2.031300 $2.231432 $1.900901 $1.821144 $1.901848 $1.889829 $1.616089 $1.490698	0.000 0.000 0.000 0.000 0.000 0.000 374,186.606 557,161.033 2,157,604.869 2,539,634.867

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.025314 $1.770969 $1.900473 $1.661047 $1.601730 $1.667707 $1.652027 $1.481721 $1.378467 $1.395050	$2.240290 $2.025314 $1.770969 $1.900473 $1.661047 $1.601730 $1.667707 $1.652027 $1.481721 $1.378467	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.156610 $1.889706 $2.032656 $1.781899 $1.723312 $1.798877 $1.784689 $1.604492 $1.497127 $1.519577	$2.378580 $2.156610 $1.889706 $2.032656 $1.781899 $1.723312 $1.798877 $1.784689 $1.604492 $1.497127	0.000 0.000 0.000 0.000 375,518.490 696,420.975 3,003,695.732 4,015,501.530 3,989,524.368 4,035,529.834
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.114814 $1.048347 $1.068302 $1.051509 $1.048770 $1.064092 $1.030658 $1.072035 $1.041900 $1.000000	$1.173575 $1.114814 $1.048347 $1.068302 $1.051509 $1.048770 $1.064092 $1.030658 $1.072035 $1.041900	0.000 0.000 0.000 0.000 8,674.824 22,416.240 29,000.311 30,637.883 31,460.581 39,765.449
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.903854 $2.255978 $2.443751 $2.053257 $1.877039 $1.912244 $1.704831 $1.309645 $1.145963 $1.157996	$3.427734 $2.903854 $2.255978 $2.443751 $2.053257 $1.877039 $1.912244 $1.704831 $1.309645 $1.145963	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.338796 $2.600759 $2.824269 $2.379559 $2.179852 $2.226990 $1.989207 $1.532527 $1.343951 $1.361635	$3.931157 $3.338796 $2.600759 $2.824269 $2.379559 $2.179852 $2.226990 $1.989207 $1.532527 $1.343951	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.163608 $1.007199 $1.164093 $0.975536 $0.982472 $1.019382 $1.045988 $0.946795 $0.856962 $0.943458	$1.309241 $1.163608 $1.007199 $1.164093 $0.975536 $0.982472 $1.019382 $1.045988 $0.946795 $0.856962	0.000 0.000 0.000 0.000 0.000 0.000 69,347.377 104,393.427 215,490.378 413,116.394

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.719172 $2.197000 $2.544547 $2.288422 $2.038479 $2.138000 $1.892795 $1.465660 $1.241043 $1.241848	$2.698707 $2.719172 $2.197000 $2.544547 $2.288422 $2.038479 $2.138000 $1.892795 $1.465660 $1.241043	0.000 0.000 0.000 0.000 11,766.701 12,010.102 12,713.690 12,903.594 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.263235 $1.149077 $1.208388 $1.133652 $1.107570 $1.132050 $1.084328 $1.048376 $0.993167 $1.000000	$1.391086 $1.263235 $1.149077 $1.208388 $1.133652 $1.107570 $1.132050 $1.084328 $1.048376 $0.993167	0.000 0.000 0.000 0.000 78,379.160 649,811.483 1,562,743.435 1,731,750.813 1,570,235.919 1,019,436.446
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.271421 $1.115182 $1.174298 $1.082106 $1.108963 $1.152857 $1.081846 $1.006923 $1.000000	$1.242087 $1.271421 $1.115182 $1.174298 $1.082106 $1.108963 $1.152857 $1.081846 $1.006923	0.000 0.000 0.000 0.000 0.000 238,718.417 284,919.626 300,424.072 243,371.146
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.339076 $1.166841 $1.246969 $1.121255 $1.152775 $1.209192 $1.137899 $1.001982 $1.000000	$1.286902 $1.339076 $1.166841 $1.246969 $1.121255 $1.152775 $1.209192 $1.137899 $1.001982	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Madison Diversified Income - Service Class Subaccount Inception Date June 1, 2017	2020 2019 2018 2017	$1.437776 $1.273387 $1.306288 $1.251588	$1.524683 $1.437776 $1.273387 $1.306288	0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.414828 $1.245427 $1.328366 $1.192009 $1.169522 $1.212022 $1.180148 $1.078133 $1.012608 $1.015898	$1.448021 $1.414828 $1.245427 $1.328366 $1.192009 $1.169522 $1.212022 $1.180148 $1.078133 $1.012608	0.000 0.000 0.000 0.000 396,435.381 929,536.946 1,457,154.460 1,701.228.688 1,478,715.193 991,746.200

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.410664 $1.280012 $1.351786 $1.239334 $1.212187 $1.242554 $1.201927 $1.138517 $1.087169 $1.072639	$1.453801 $1.410664 $1.280012 $1.351786 $1.239334 $1.212187 $1.242554 $1.201927 $1.138517 $1.087169	0.000 0.000 0.000 0.000 0.000 25,607.456 89,314.337 120,536.700 121,320.498 64,459.130
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.488630 $1.269093 $1.391693 $1.195791 $1.162960 $1.227019 $1.201404 $1.029644 $0.939702 $0.967555	$1.523966 $1.488630 $1.269093 $1.391693 $1.195791 $1.162960 $1.227019 $1.201404 $1.029644 $0.939702	0.000 0.000 0.000 0.000 41,246.110 42,675.901 422,795.257 530,309.162 554,724.841 417,867.472
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.388197 $1.191756 $1.247369 $1.146062 $1.120037 $1.178397 $1.110286 $0.988910 $1.000000	$1.640858 $1.388197 $1.191756 $1.247369 $1.146062 $1.120037 $1.178397 $1.110286 $0.988910	0.000 0.000 0.000 0.000 94,453.172 197,726.172 657,586.921 183,567.041 80,643.930
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.822332 $3.144626 $3.001006 $2.127400 $2.215735 $2.017767 $1.937758 $1.330605 $1.172387 $1.267018	$8.180716 $3.822332 $3.144626 $3.001006 $2.127400 $2.215735 $2.017767 $1.937758 $1.330605 $1.172387	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.598816 $3.791653 $3.626893 $2.576982 $2.690595 $2.457615 $2.364977 $1.627962 $1.438676 $1.557811	$9.816417 $4.598816 $3.791653 $3.626893 $2.576982 $2.690595 $2.457615 $2.364977 $1.627962 $1.438676	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.724561 $1.489726 $1.641807 $1.472592 $1.433665 $1.477608 $1.479690 $1.317636 $1.220978 $1.293642	$2.004725 $1.724561 $1.489726 $1.641807 $1.472592 $1.433665 $1.477608 $1.479690 $1.317636 $1.220978	0.000 0.000 0.000 0.000 155,684.323 155,684.323 2,113,418.815 4,508,171.347 4,851,653.380 4,920,778.203

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.452428 $9.276117 $10.238890 $9.264104 $9.395511 $9.903806 $9.998534	$10.933748 $10.452428 $9.276117 $10.238890 $9.264104 $9.395511 $9.903806	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$10.997496 $9.258355 $11.006468 $9.998413	$11.629836 $10.997496 $9.258355 $11.006468	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.757663 $2.305434 $2.436314 $2.172871 $2.050411 $2.082857 $1.913500 $1.649495 $1.491839 $1.459709	$3.139549 $2.757663 $2.305434 $2.436314 $2.172871 $2.050411 $2.082857 $1.913500 $1.649495 $1.491839	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.769659 $2.320652 $2.458627 $2.198917 $2.079569 $2.118340 $1.951598 $1.687164 $1.528234 $1.499432	$3.145215 $2.769659 $2.320652 $2.458627 $2.198917 $2.079569 $2.118340 $1.951598 $1.687164 $1.528234	0.000 0.000 0.000 0.000 0.000 0.000 130,736.406 168,036.301 148,104.419 187,042.023
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.242169 $1.056637 $1.155958 $1.050282 $1.014555 $1.059810 $1.000532 $0.910655 $0.918114 $0.967578	$1.328307 $1.242169 $1.056637 $1.155958 $1.050282 $1.014555 $1.059810 $1.000532 $0.910655 $0.918114	0.000 0.000 0.000 0.000 123,102.769 310,667.526 321,533.069 335,183.838 192,153.525 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.170072 $1.013166 $1.087487 $1.002773 $0.972369 $1.010869 $0.946497 $0.890882 $0.893389 $0.982753	$1.263081 $1.170072 $1.013166 $1.087487 $1.002773 $0.972369 $1.010869 $0.946497 $0.890882 $0.893389	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.223711 $1.024827 $1.130210 $1.001935 $0.972537 $1.025485 $0.981209 $0.855161 $0.864655 $0.995864	$1.311355 $1.223711 $1.024827 $1.130210 $1.001935 $0.972537 $1.025485 $0.981209 $0.855161 $0.864655	v 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.625056 $1.525925 $1.563784 $1.517706 $1.504156 $1.520743 $1.478995 $1.544955 $1.462495 $1.400929	$1.719006 $1.625056 $1.525925 $1.563784 $1.517706 $1.504156 $1.520743 $1.478995 $1.544955 $1.462495	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.455803 $1.369466 $1.408606 $1.370256 $1.361177 $1.378556 $1.345012 $1.408160 $1.335805 $1.283433	$1.535969 $1.455803 $1.369466 $1.408606 $1.370256 $1.361177 $1.378556 $1.345012 $1.408160 $1.335805	0.000 0.000 0.000 0.000 80,400.807 269,875.558 531,521.246 717,634.147 987,772.481 1,094,332.710
TA PineBridge Inflation Opportunities - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.015905 $0.955791 $0.988379 $0.975570 $0.956708 $1.002677 $0.987371 $1.111260 $1.064340 $1.000000	$1.084707 $1.015905 $0.955791 $0.988379 $0.975570 $0.956708 $1.002677 $0.987371 $1.111260 $1.064340	0.000 0.000 0.000 0.000 5,392.659 123,008.128 166,405.321 202,966.337 206,154.591 37,534.136
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.023137 $0.041198 $0.039411 $0.059293 $0.078994 $0.086744 $0.118656 $0.220060 $0.317488 $0.403747	$0.010566 $0.023137 $0.041198 $0.039411 $0.059293 $0.078994 $0.086744 $0.118656 $0.220060 $0.317488	0.000 0.000 0.000 0.000 0.000 0.000 73,811.066 64,779.831 353,544.427 408,835.485
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.214895 $1.111866 $1.165667 $1.062323 $1.053501 $1.098391 $1.079252 $1.026124 $0.978354 $1.000000	$1.272811 $1.214895 $1.111866 $1.165667 $1.062323 $1.053501 $1.098391 $1.079252 $1.026124 $0.978354	0.000 0.000 0.000 0.000 0.000 0.000 167,374.816 420,583.623 487,641.524 441,867.292
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.275230 $1.165803 $1.262013 $1.067840 $1.066043 $1.161109 $1.145081 $1.000532 $0.918066 $1.000000	$1.226647 $1.275230 $1.165803 $1.262013 $1.067840 $1.066043 $1.161109 $1.145081 $1.000532 $0.918066	0.000 0.000 0.000 0.000 0.000 22,690.328 33,933.819 35,364.581 45,712.780 12,302.604

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.246016 $1.141418 $1.212627 $1.069244 $1.065181 $1.132814 $1.112966 $1.019665 $0.958587 $1.000000	$1.263735 $1.246016 $1.141418 $1.212627 $1.069244 $1.065181 $1.132814 $1.112966 $1.019665 $0.958587	0.000 0.000 0.000 0.000 387,179.807 896,705.199 1,103,594.005 989,870.995 385,688.106 108,916.216
TA Rothschild & Co Large Cap Value - Service Class(5) Subaccount Inception Date May 1, 2018	2020 2019 2018	$1.027312 $0.893865 $0.996969	$1.003041 $1.027312 $0.893865	0.000 0.000 0.000
TA S&P 500 Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$13.369238 $10.412539 $11.174311 $9.998413	$15.470826 $13.369238 $10.412539 $11.174311	0.000 0.000 0.000 0.000
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.637073 $3.768008 $4.332702 $3.816822 $3.207683 $3.349588 $3.240572 $2.419989 $2.116896 $2.213754	$4.739097 $4.637073 $3.768008 $4.332702 $3.816822 $3.207683 $3.349588 $3.240572 $2.419989 $2.116896	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 4, 1993	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.423675 $1.974772 $2.275332 $2.009543 $1.693315 $1.772248 $1.719330 $1.286608 $1.128808 $1.182908	$2.469861 $2.423675 $1.974772 $2.275332 $2.009543 $1.693315 $1.772248 $1.719330 $1.286608 $1.128808	0.000 0.000 0.000 0.000 14,238.479 14,285.478 77,026.911 78,910.042 2,389.680 2,876.597
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.934149 $3.016446 $3.305141 $2.748954 $2.515985 $2.500430 $2.388972 $1.688023 $1.485472 $1.486982	$4.775176 $3.934149 $3.016446 $3.305141 $2.748954 $2.515985 $2.500430 $2.388972 $1.688023 $1.485472	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.915686 $3.779862 $4.150496 $3.462491 $3.175305 $3.164286 $3.031938 $2.147901 $1.894745 $1.900032	$5.954045 $4.915686 $3.779862 $4.150496 $3.462491 $3.175305 $3.164286 $3.031938 $2.147901 $1.894745	0.000 0.000 0.000 0.000 0.000 0.000 3,524.005 3,759.613 3,825.558 3,875.708

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.925911 $1.619460 $1.951731 $1.616423 $1.627899 $1.635677 $1.756187 $1.437792 $1.253779 $1.489191	$2.015613 $1.925911 $1.619460 $1.951731 $1.616423 $1.627899 $1.635677 $1.756187 $1.437792 $1.253779	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.262916 $1.907996 $2.304233 $1.912281 $1.931816 $1.946365 $2.094079 $1.718178 $1.502319 $1.790060	$2.360757 $2.262916 $1.907996 $2.304233 $1.912281 $1.931816 $1.946365 $2.094079 $1.718178 $1.502319	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.644588 $2.649264 $2.691557 $2.120688 $2.099729 $2.000540 $1.833024 $1.408682 $1.267286 $1.340066	$4.915518 $3.644588 $2.649264 $2.691557 $2.120688 $2.099729 $2.000540 $1.833024 $1.408682 $1.267286	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.909771 $2.849487 $2.902061 $2.292499 $2.275825 $2.173134 $1.996020 $1.537808 $1.387204 $1.469877	$5.259385 $3.909771 $2.849487 $2.902061 $2.292499 $2.275825 $2.173134 $1.996020 $1.537808 $1.387204	0.000 0.000 0.000 0.000 0.000 0.000 10,970.142 11,703.584 11,909.319 12,065.453

Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B(2) Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.354833 $1.934558 $2.086683 $1.786667 $1.633456 $1.635443 $1.519616 $1.146547 $0.993144 $0.950792	$2.376233 $2.354833 $1.934558 $2.086683 $1.786667 $1.633456 $1.635443 $1.519616 $1.146547 $0.993144	1,477,584.205 1,560,318.878 1,699,498.834 1,977,476.284 1,563,218.510 1,373,301.680 1,688,988.414 1,856,868.991 1,757,989.773 1,700,473.585

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.531101 $1.912958 $1.898680 $1.464243 $1.452676 $1.330745 $1.187087 $0.879919 $0.765726 $0.807891	$3.368519 $2.531101 $1.912958 $1.898680 $1.464243 $1.452676 $1.330745 $1.187087 $0.879919 $0.765726	545,967.306 581,271.991 668,385.603 824,156.495 844,608.349 897,151.244 1,002,710.012 1,248,802.910 1,423,374.074 2,034,000.483
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.911639 $3.205742 $3.532994 $3.314505 $2.847834 $3.074981 $2.840605 $2.089154 $1.860343 $1.936582	$3.983982 $3.911639 $3.205742 $3.532994 $3.314505 $2.847834 $3.074981 $2.840605 $2.089154 $1.860343	1,780,743.303 1,796,366.110 1.894.240.928 2,212,668.976 2,384,399.684 2,535,333.814 3,551,640.042 4,225,254.986 4,572,229.792 5,281,191.429
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.899588 $1.634914 $1.791876 $1.598086 $1.558655 $1.594145 $1.585420 $1.402951 $1.291978 $1.359440	$2.263582 $1.899588 $1.634914 $1.791876 $1.598086 $1.558655 $1.594145 $1.585420 $1.402951 $1.291978	1,969,496.825 2,064,032.266 2,188,707.001 2,557,242.991 3,131,281.542 3,500,857.158 4,529,923.755 5,039,841.505 5,271,910.667 5,992,438.852
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.658661 $2.341807 $2.443159 $2.311739 $2.079072 $2.189572 $2.161063 $2.007092 $1.762348 $1.731892	$2.808969 $2.658661 $2.341807 $2.443159 $2.311739 $2.079072 $2.189572 $2.161063 $2.007092 $1.762348	277,257.272 295,715.728 331,669.048 422,338.173 427,778.838 526,010.214 760,305.094 872,580.536 1,390,416.298 1,012,224.083
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.960758 $1.604271 $1.704999 $1.491048 $1.415330 $1.432111 $1.321867 $1.125360 $0.995374 $1.050978	$2.358072 $1.960758 $1.604271 $1.704999 $1.491048 $1.415330 $1.432111 $1.321867 $1.125360 $0.995374	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.959843 $2.289628 $2.490706 $2.080149 $1.960735 $1.982886 $1.803440 $1.398505 $1.222909 $1.277401	$3.795911 $2.959843 $2.289628 $2.490706 $2.080149 $1.960735 $1.982886 $1.803440 $1.398505 $1.222909	2,461,720.827 2,804,023.045 3,046,733.128 3,646,256.412 3,871,643.635 4,058,851.055 4,639,353.435 4,807,095.572 5,311,677.779 5,407,209.433

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.423715 $1.936386 $2.150142 $1.938187 $1.672038 $1.773105 $1.659832 $1.318619 $1.144045 $1.154180	$2.540439 $2.423715 $1.936386 $2.150142 $1.938187 $1.672038 $1.773105 $1.659832 $1.318619 $1.144045	1,031,257.542 1,122,041.259 1,188,230.195 1,294,598.700 1,465,694.539 1,556,742.834 1,942,436.531 2,140,509.640 2,347,817.852 2,860,028.480
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.752790 $1.989726 $1.800854 $1.362885 $1.383086 $1.333280 $1.209447 $0.892974 $0.760017 $0.756872	$4.560435 $2.752790 $1.989726 $1.800854 $1.362885 $1.383086 $1.333280 $1.209447 $0.892974 $0.760017	45,162.815 46,285.131 47,500.051 51,255.223 66,581.335 88,412.992 103,370.551 112,289.721 112,696,189 147,345.670
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.485802 $1.884158 $1.921841 $1.447550 $1.461882 $1.388663 $1.270284 $0.948503 $0.842013 $0.855314	$3.513919 $2.485802 $1.884158 $1.921841 $1.447550 $1.461882 $1.388663 $1.270284 $0.948503 $0.842013	386,375.288 411,221.537 440,167.327 471,603.450 496,781.039 556,621.971 849,368.741 1,149,733.375 1,468,758.337 1,989,109.472
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.231939 $3.489044 $4.157637 $3.502575 $3.177820 $3.280512 $3.141854 $2.348232 $2.081674 $2.371228	$4.911931 $4.231939 $3.489044 $4.157637 $3.502575 $3.177820 $3.280512 $3.141854 $2.348232 $2.081674	1,092,968.628 1,284,602.465 1,370,766.871 1,640,268.796 1,771,467.186 1,922,463.398 2,793,051.437 3,344,982.891 3,694,807.816 4,101,222.583
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.791863 $2.114207 $2.602581 $2.219253 $2.062340 $2.163329 $2.062537 $1.608870 $1.285903 $1.435540	$2.969744 $2.791863 $2.114207 $2.602581 $2.219253 $2.062340 $2.163329 $2.062537 $1.608870 $1.285903	668,895.716 760,782.767 778,715.271 828,836.813 918,023.696 957,156.867 1,145,355.689 1,423,881.231 1,474,844.851 1,672,248.384
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.537271 $1.345094 $1.427500 $1.321708 $1.177078 $1.286048 $1.248360 $1.112603 $1.003030 $0.994830	$1.524311 $1.537271 $1.345094 $1.427500 $1.321708 $1.177078 $1.286048 $1.248360 $1.112603 $1.003030	204,769.606 217,341.928 243,169.386 324,407.782 347,252.096 392,135.684 866,945.379 1,139,663.068 1,521,671.720 1,494,342.217

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.461254 $1.210634 $1.352101 $1.267217 $1.108754 $1.184412 $1.122806 $0.888968 $0.790262 $0.810942	$1.366370 $1.461254 $1.210634 $1.352101 $1.267217 $1.108754 $1.184412 $1.122806 $0.888968 $0.790262	24,155.734 45,174.647 47,419.658 53,338.316 66,490.339 70,556.395 98,459.987 129,387.559 162,445.651 176,590.191
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.327476 $1.732465 $1.830696 $1.463449 $1.456690 $1.412186 $1.325774 $0.963057 $1.000000	$3.254518 $2.327476 $1.732465 $1.830696 $1.463449 $1.456690 $1.412186 $1.325774 $0.963057	148,782.679 156,164.952 170,542.955 183,609.434 188,995.939 195,647.628 301,090.121 426,222.785 438,674.766
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.067852 $1.553681 $1.588470 $1.269227 $1.149687 $1.125125 $1.017953 $0.782899 $0.679643 $0.701749	$2.426906 $2.067852 $1.553681 $1.588470 $1.269227 $1.149687 $1.125125 $1.017953 $0.782899 $0.679643	163,473.550 171,341.772 190,049.971 211,304.865 246,164.161 328,517.873 562,288.097 876,386.446 1,296,347.998 1,387,652.354
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.249676 $0.985941 $1.077643 $0.863806 $0.861504 $0.897588 $0.850431 $0.674291 $0.571330 $0.674525	$1.473789 $1.249676 $0.985941 $1.077643 $0.863806 $0.861504 $0.897588 $0.850431 $0.674291 $0.571330	657,650.853 682,023.815 738,177.952 854,642.681 1,065,886.412 1,267,106.218 1,503,352.904 1,698,547.902 2,061,462.636 2,967,431.124
Janus Henderson Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.787162 $2.176384 $2.564784 $2.291991 $1.959720 $2.066364 $1.935092 $1.561949 $1.431772 $1.498603	$2.711351 $2.787162 $2.176384 $2.564784 $2.291991 $1.959720 $2.066364 $1.935092 $1.561949 $1.431772	119,063.361 121,706.406 122,899.948 124,071.165 128,458.497 130,962.915 140,620.011 148,496.476 238,913.299 260,067.667
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.493114 $2.510878 $2.594577 $2.085513 $1.946490 $2.020010 $2.217519 $1.594598 $1.339509 $1.519723	$5.007853 $3.493114 $2.510878 $2.594577 $2.085513 $1.946490 $2.020010 $2.217519 $1.594598 $1.339509	313,965.591 324,768.483 359,001.648 425,267.828 524,714.403 575,723.430 624,599.624 953,058.687 1,240,556.285 1,335,678.966

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.153578 $1.820692 $1.964416 $1.780648 $1.661689 $1.697276 $1.592426 $1.361906 $1.246795 $1.246334	$2.322524 $2.153578 $1.820692 $1.964416 $1.780648 $1.661689 $1.697276 $1.592426 $1.361906 $1.246795	677,220.398 709,898.270 787,063.730 854,758.011 970,115.892 1,057,742.591 1,272,865.634 1,372,566.597 1,517,775.179 1,797,129.014
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.010523 $0.911926 $1.095279 $0.953105 $0.903045 $0.980718 $1.120673 $0.925467 $0.794945 $0.903305	$0.983581 $1.010523 $0.911926 $1.095279 $0.953105 $0.903045 $0.980718 $1.120673 $0.925467 $0.794945	422,258.270 454,058.963 471,736.498 490,197.227 505,112.093 524,366.948 610,259.933 763,274.077 1,044,081.843 1,146,458.518
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.454718 $2.182564 $2.269944 $2.145351 $1.888754 $2.002596 $1.955855 $1.863261 $1.612266 $1.562668	$2.539112 $2.454718 $2.182564 $2.269944 $2.145351 $1.888754 $2.002596 $1.955855 $1.863261 $1.612266	697,635.423 721,072.072 789,652.579 819,471.266 949,399.966 1,015,356.129 1,329,485.418 1,547,587.594 1,660,998.545 1,748,863.132
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.922449 $2.395109 $2.748591 $2.397260 $2.118380 $2.231428 $2.020167 $1.575106 $1.431801 $1.415251	$2.666236 $2.922449 $2.395109 $2.748591 $2.397260 $2.118380 $2.231428 $2.020167 $1.575106 $1.431801	3,129,870.442 3,393,864.024 3,824,626.313 4,586,865.221 4,746,318.996 5,199,974.059 6,476,109.401 7,182,310.976 7,966,609.001 8,938,409.803
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.011991 $1.916659 $1.941533 $1.920527 $1.944377 $1.972563 $1.914038 $1.988155 $1.920374 $1.812219	$2.159111 $2.011991 $1.916659 $1.941533 $1.920527 $1.944377 $1.972563 $1.914038 $1.988155 $1.920374	1,380,742.214 1,323,710.684 1,306,519.010 1,691,710.770 1,804,630.472 1,699,738.893 2,109,164.514 2,292,867.093 2,728,821.687 2,770,039.375
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.314199 $1.254897 $1.274283 $1.264155 $1.281906 $1.304063 $1.268199 $1.320708 $1.279064 $1.210634	$1.406256 $1.314199 $1.254897 $1.274283 $1.264155 $1.281906 $1.304063 $1.268199 $1.320708 $1.279064	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.016352 $2.446747 $2.763751 $2.521111 $2.544176 $2.599253 $2.324264 $2.271788 $1.842018 $1.984355	$2.960936 $3.016352 $2.446747 $2.763751 $2.521111 $2.544176 $2.599253 $2.324264 $2.271788 $1.842018	542,685.197 558,560.856 608,623.972 772,594.891 857,724.429 972,449.339 932,899.285 1,033,471.331 1,081,236.704 1,124,552.294
TA BlackRock Government Money Market - Initial Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.279773 $1.274476 $1.271380 $1.290982 $1.310854 $1.331114 $1.351674 $1.372548 $1.393856 $1.415331	$1.263875 $1.279773 $1.274476 $1.271380 $1.290982 $1.310854 $1.331114 $1.351674 $1.372548 $1.393856	5,266,054.823 1,190,992.046 1,115,225.084 1,197,285.407 1,483,025.147 5,318,054.373 2,468,938.255 3,235,104.331 3,406,337.102 3,725,450.399
TA BlackRock iShares Edge 40 - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.864208 $1.641785 $1.739337 $1.609413 $1.598736 $1.624746 $1.563014 $1.480866 $1.416913 $1.413194	$2.012858 $1.864208 $1.641785 $1.739337 $1.609413 $1.598736 $1.624746 $1.563014 $1.480866 $1.416913	383,902.955 416,652.016 437,153.449 585,480.112 615,776.329 655,098.160 739,990.059 720,627.639 808,433.346 886,725.188
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.687620 $1.464141 $1.555622 $1.414435 $1.369106 $1.392054 $1.345425 $1.216138 $1.122662 $1.098884	$1.881027 $1.687620 $1.464141 $1.555622 $1.414435 $1.369106 $1.392054 $1.345425 $1.216138 $1.122662	86,509.879 96,126.201 132,385.957 163,387.835 173,654.513 308,344.575 194,147.438 230,550.189 198,176.307 273,179.837
TA International Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.670573 $1.328665 $1.639710 $1.308538 $1.327723 $1.347272 $1.442818 $1.240712 $1.031495 $1.164590	$1.988853 $1.670573 $1.328665 $1.639710 $1.308538 $1.327723 $1.347272 $1.442818 $1.240712 $1.031495	1,489,214.791 1,783,365.853 1,929,053.727 1,918,215.334 1,875,911.075 1,914,465.751 2,246,878.086 2,211,077.834 2,317,565.806 2,761,764.696
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.153793 $1.599864 $1.644854 $1.294692 $1.342143 $1.435162 $1.457195 $1.063501 $0.990155 $1.077792	$2.528206 $2.153793 $1.599864 $1.644854 $1.294692 $1.342143 $1.435162 $1.457195 $1.063501 $0.990155	1,656,865.316 1,921,792.309 2,151,546.352 2,262,001.283 2,506,828.798 2,710,725.485 3,091,298.109 3,504,979.253 4,281,548.667 4,967,079.211

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.911204 $1.703957 $1.802221 $1.622275 $1.574557 $1.630876 $1.620689 $1.504875 $1.422211 $1.406840	$2.097927 $1.911204 $1.703957 $1.802221 $1.622275 $1.574557 $1.630876 $1.620689 $1.504875 $1.422211	4,099,212.067 4,215,199.315 4,304,992.423 5,339,896.226 5,495,589.878 6,734,424.545 8,136,905.584 9,734,885.171 11,917,072.171 14,606,781.757
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.367442 $1.907269 $2.161699 $1.761244 $1.686002 $1.745847 $1.725805 $1.382019 $1.246526 $1.338317	$2.908050 $2.367442 $1.907269 $2.161699 $1.761244 $1.686002 $1.745847 $1.725805 $1.382019 $1.246526	4,023,583.612 4,345,933.323 5,044,445.492 5,639,875.776 6,049,164.411 7,188,316.934 7,538,663.178 8,503,758.024 9,304,281.371 11,881,563.276
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.257623 $1.910335 $2.087713 $1.769983 $1.686911 $1.752190 $1.734724 $1.475604 $1.354407 $1.403599	$2.558125 $2.257623 $1.910335 $2.087713 $1.769983 $1.686911 $1.752190 $1.734724 $1.475604 $1.354407	8,217,047.197 8,725,706.816 9,193,095.467 9,992,546.271 10,972,180.724 11,910,013.497 16,445,793.106 18,671,561.527 20,299,044.263 23,179,903.337
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.115331 $1.845145 $1.975179 $1.722119 $1.656562 $1.720559 $1.700197 $1.521178 $1.411685 $1.425170	$2.345608 $2.115331 $1.845145 $1.975179 $1.722119 $1.656562 $1.720559 $1.700197 $1.521178 $1.411685	9,685,108.426 10,621,850.229 11,447,469.775 13,189,293.010 14,072,568.826 14,399,982.318 19,553,237.501 20,140,143.244 21,457,844.935 24,587,764.407
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.913229 $3.032694 $3.276995 $2.746628 $2.504757 $2.545469 $2.263797 $1.734769 $1.514214 $1.526348	$4.630568 $3.913229 $3.032694 $3.276995 $2.746628 $2.504757 $2.545469 $2.263797 $1.734769 $1.514214	1,166,534.608 1,264,546.503 1,344,032.525 1,242,722.183 1,319,200.341 1,472,050.849 1,531,558.277 1,577,565.319 1,806,413.251 2,048,313.716
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.203426 $1.039107 $1.197997 $1.001495 $1.006151 $1.041384 $1.065927 $0.962486 $0.869011 $0.954359	$1.357379 $1.203426 $1.039107 $1.197997 $1.001495 $1.006151 $1.041384 $1.065927 $0.962486 $0.869011	265,424.014 294,685.352 315,936.116 332,082.064 287,415.543 298,662.807 329,874.037 402,069.877 397,123.936 428,810.360

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.787673 $2.246815 $2.595811 $2.328816 $2.069369 $2.165064 $1.912054 $1.476936 $1.247505 $1.245265	$2.773512 $2.787673 $2.246815 $2.595811 $2.328816 $2.069369 $2.165064 $1.912054 $1.476936 $1.247505	166,973.827 203,399.529 197,160.587 208,012.415 153,118.089 132,753.001 162,374.939 226,911.822 245,196.885 132,035.488
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.295629 $1.133621 $1.190765 $1.094597 $1.119013 $1.160456 $1.086300 $1.008581 $1.000000	$1.268855 $1.295629 $1.133621 $1.190765 $1.094597 $1.119013 $1.160456 $1.086300 $1.008581	5,363.975 57,585.920 150,575.032 175,099.897 196,388.407 116,905.677 131,555.993 150,107.752 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.364601 $1.186149 $1.264465 $1.134195 $1.163222 $1.217153 $1.142576 $1.003629 $1.000000	$1.314659 $1.364601 $1.186149 $1.264465 $1.134195 $1.163222 $1.217153 $1.142576 $1.003629	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.456019 $1.278540 $1.360323 $1.217707 $1.191804 $1.232078 $1.196729 $1.090599 $1.021799 $1.022598	$1.493847 $1.456019 $1.278540 $1.360323 $1.217707 $1.191804 $1.232078 $1.196729 $1.090599 $1.021799	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.446235 $1.309064 $1.379051 $1.261231 $1.230576 $1.258309 $1.214174 $1.147291 $1.092843 $1.075590	$1.494116 $1.446235 $1.309064 $1.379051 $1.261231 $1.230576 $1.258309 $1.214174 $1.147291 $1.092843	311,644.410 302,206.203 240,642.228 408,947.688 245,274.487 334,766.946 385,262.173 343,580.024 96,183.730 175,723.595
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.532032 $1.302888 $1.425226 $1.221601 $1.185152 $1.247349 $1.218305 $1.041556 $0.948214 $0.973918	$1.572262 $1.532032 $1.302888 $1.425226 $1.221601 $1.185152 $1.247349 $1.218305 $1.041556 $0.948214	104,734.041 126,363.820 236,415.002 266,018.712 347,868.508 471,926.595 509,383.430 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.998866 $3.281780 $3.124160 $2.209286 $2.295389 $2.085175 $1.997569 $1.368303 $1.202638 $1.296542	$8.579551 $3.998866 $3.281780 $3.124160 $2.209286 $2.295389 $2.085175 $1.997569 $1.368303 $1.202638	3,370,356.662 3,867,287.093 1,506,066.807 1,663,650.115 1,830,469.127 1,979,018.326 2,376,039.481 2,772,164.276 3,087,620.936 3,219,809.065
TA Morgan Stanley Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.770425 $1.525582 $1.677155 $1.500613 $1.457359 $1.498334 $1.496765 $1.329572 $1.229001 $1.298946	$2.063104 $1.770425 $1.525582 $1.677155 $1.500613 $1.457359 $1.498334 $1.496765 $1.329572 $1.229001	4,513,800.944 4,923,821.096 5,742,200.525 6,091,192.756 6,655,365.564 7,190,548.608 7,847,729.842 8,033,386.498 7,585,863.942 7,841,971.823
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.880186 $2.401952 $2.532034 $2.252717 $2.120558 $2.148813 $1.969262 $1.693398 $1.527762 $1.491197	$3.287112 $2.880186 $2.401952 $2.532034 $2.252717 $2.120558 $2.148813 $1.969262 $1.693398 $1.527762	873,359.361 919,741.864 878,868.429 1,035,925.531 863,113.948 1,187,311.580 1,242,364.475 794,222.176 668,415.213 567,200.231
TA Multi-Managed Balanced - Service Class Subaccount Inception Date April 29, 2010	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.130015 $1.780333 $1.881519 $1.678653 $1.583661 $1.609223 $1.478906 $1.275378 $1.152398 $1.127907	$2.424777 $2.130015 $1.780333 $1.881519 $1.678653 $1.583661 $1.609223 $1.478906 $1.275378 $1.152398	251,794.807 266,279.783 279,902.014 293,581.182 261,828.152 8,407.823 8,777.969 313,387.741 334,838.440 16,981.697
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.697223 $1.589776 $1.625191 $1.573442 $1.555582 $1.568870 $1.522055 $1.586028 $1.497669 $1.431103	$1.799756 $1.697223 $1.589776 $1.625191 $1.573442 $1.555582 $1.568870 $1.522055 $1.586028 $1.497669	4,412,334.912 4,597,005.420 4,594,434.340 5,318,627.001 6,237,338.425 6,665,989.341 9,310,794.847 10,543,686.171 12,422,408.451 13,337,857.115
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.225993 $1.119255 $1.170528 $1.064139 $1.052728 $1.094892 $1.073158 $1.017816 $1.000000	$1.287597 $1.225993 $1.119255 $1.170528 $1.064139 $1.052728 $1.094892 $1.073158 $1.017816	99,511.755 290,218.943 303,154.185 70,895.562 74,967.450 91,688.292 104,975.148 71,606.620 13,229.826

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.326873 $1.210030 $1.306653 $1.102913 $1.098356 $1.193369 $1.173998 $1.023287 $1.000000	$1.279470 $1.326873 $1.210030 $1.306653 $1.102913 $1.098356 $1.193369 $1.173998 $1.023287	256,732.143 264,135.731 286,048.803 309,507.944 292,167.398 304,821.776 419,471.483 304,005.984 37,400.560
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.267288 $1.158053 $1.227264 $1.079494 $1.072760 $1.138069 $1.115373 $1.019352 $1.000000	$1.288472 $1.267288 $1.158053 $1.227264 $1.079494 $1.072760 $1.138069 $1.115373 $1.019352	49,613.955 119,667.739 137,016.617 163,849.632 111,516.101 125,062.485 152,305.152 172,112.504 53,537.540
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$14.569836 $11.810123 $13.546495 $11.904337 $9.979998 $10.395898 $10.032821 $7.473906 $6.521686 $6.803386	$14.927036 $14.569836 $11.810123 $13.546495 $11.904337 $9.979998 $10.395898 $10.032821 $7.473906 $6.521686	187,410.713 218,479.784 234,236.585 275,269.296 292,408.997 320,767.873 446,209.818 502,888.858 541,989.026 636,878.737
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.006447 $2.299490 $2.513339 $2.085271 $1.903885 $1.887462 $1.798902 $1.267967 $1.113058 $1.111455	$3.658132 $3.006447 $2.299490 $2.513339 $2.085271 $1.903885 $1.887462 $1.798902 $1.267967 $1.113058	1,526,624.078 1,750,201.989 1,836,824.078 2,048,769.690 2,251,409.072 2,522,770.460 2,960,564.911 3,271,491.058 3,416,358.503 3,655,973.198
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.433635 $2.041368 $2.454132 $2.027538 $2.036944 $2.041637 $2.186659 $1.785829 $1.553426 $1.840568	$2.553243 $2.433635 $2.041368 $2.454132 $2.027538 $2.036944 $2.041637 $2.186659 $1.785829 $1.553426	868,144.514 1,032,287.312 1,009,897.315 1,073,880.828 1,294,499.306 1,399,776.707 1,483,391.258 1,469,363.854 1,679,447.214 1,866,215.885
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.331741 $1.690797 $1.713548 $1.346805 $1.330223 $1.264269 $1.155555 $0.885855 $0.794965 $0.838555	$3.152581 $2.331741 $1.690797 $1.713548 $1.346805 $1.330223 $1.264269 $1.155555 $0.885855 $0.794965	6,311,732.710 6,927,094.502 5,304,832.543 6,516,057.850 7,282,275.052 7,861,696.394 9,970,654.940 11,134,549.250 12,412,981.949 14,356,433.175

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.139565 $1.840850 $2.000565 $1.759585 $1.713282 $1.720152 $1.633275 $1.428555 $1.281555 $1.344388	$2.298444 $2.139565 $1.840850 $2.000565 $1.759585 $1.713282 $1.720152 $1.633275 $1.428555 $1.281555	73,488.949 121,348.256 126,431.988 137,983.283 163,564.375 133,703.144 178,147.099 1,614,032.533 1,605,561.448 1,614,981.558
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.376581 $1.951467 $2.103881 $1.800503 $1.645299 $1.646494 $1.529132 $1.153153 $0.998373 $0.955329	$2.399356 $2.376581 $1.951467 $2.103881 $1.800503 $1.645299 $1.646494 $1.529132 $1.153153 $0.998373	1,489,078.812 1,559,329.259 1,619,884.669 1,952,558.387 2,117,044.539 2,384,226.929 2,987,276.645 3,477,410.366 3,634,420.367 3,759,625.547
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.554479 $1.929676 $1.914321 $1.475587 $1.463217 $1.339730 $1.194513 $0.884994 $0.769766 $0.811761	$3.401302 $2.554479 $1.929676 $1.914321 $1.475587 $1.463217 $1.339730 $1.194513 $0.884994 $0.769766	561,611.945 649,200.970 824,672.853 884,052.582 990,233.214 1,134,379.347 1,466,058.667 1,724,208.055 1,907,286.677 2,317,891.891
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.171139 $1.823143 $1.945741 $1.704083 $1.585482 $1.591754 $1.537451 $1.265353 $1.108731 $1.114202	$2.398430 $2.171139 $1.823143 $1.945741 $1.704083 $1.585482 $1.591754 $1.537451 $1.265353 $1.108731	1,163,973.441 1,250,873.751 1,031,682.798 1,246,814.378 882,582.464 836,329.018 814,516.598 807,630.888 797,735.351 609,163.758
American Funds - The Bond Fund of AmericaSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.184230 $1.102391 $1.130409 $1.110019 $1.097628 $1.114332 $1.077518 $1.121116 $1.083204 $1.039220	$1.276530 $1.184230 $1.102391 $1.130409 $1.110019 $1.097628 $1.114332 $1.077518 $1.121116 $1.083204	295,853.950 269,162.847 263,086.713 258,263.244 324,291.931 336,237.325 362,605.971 362,002.244 491,085.886 251,691.998
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.106446 $2.418188 $2.468077 $1.958319 $1.820707 $1.734526 $1.627293 $1.273284 $1.099591 $1.169354	$4.640856 $3.106446 $2.418188 $2.468077 $1.958319 $1.820707 $1.734526 $1.627293 $1.273284 $1.099591	191,021.596 339,787.667 343,604.251 347,172.587 353,952.909 358,608.613 365,719.469 354,071.309 201,985.251 194,143.272

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.746711 $2.216763 $2.297957 $1.911385 $1.744688 $1.750626 $1.610840 $1.228334 $1.064468 $1.103785	$3.063608 $2.746711 $2.216763 $2.297957 $1.911385 $1.744688 $1.750626 $1.610840 $1.228334 $1.064468	641,758.705 873,691.753 879,761.840 889,904.395 917,115.230 862,412.238 868,222.194 840,315.263 766,964.704 426,414.869
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.473111 $1.220373 $1.430316 $1.101801 $1.083310 $1.155097 $1.207941 $1.010962 $0.872941 $1.032876	$1.649257 $1.473111 $1.220373 $1.430316 $1.101801 $1.083310 $1.155097 $1.207941 $1.010962 $0.872941	98,277.474 247,419.790 243,198.574 236,991.212 240,818.716 241,163.910 230,078.169 249,639.484 248,380.705 221,720.076
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.513022 $2.058501 $2.267504 $2.126229 $1.825970 $1.970641 $1.819546 $1.337552 $1.190476 $1.238656	$2.560772 $2.513022 $2.058501 $2.267504 $2.126229 $1.825970 $1.970641 $1.819546 $1.337552 $1.190476	2,212,881.819 2,286,127.369 2,465,208.078 2,797,661.276 2,894,309.152 3,173,871.329 3,970,436.850 4,433,530.939 4,750,040.425 5,980,457.316
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.042490 $2.617282 $2.867126 $2.555812 $2.491536 $2.547015 $2.531818 $2.239319 $2.061177 $2.167746	$3.627284 $3.042490 $2.617282 $2.867126 $2.555812 $2.491536 $2.547015 $2.531818 $2.239319 $2.061177	765,082.313 796,610.765 843,071.934 949,313.284 1,124,032.233 1,243,224.176 1,648,365.819 1,810,421.288 1,880,219.398 2,072,169.371
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.706746 $2.382988 $2.484891 $2.350075 $2.112516 $2.223703 $2.193663 $2.036365 $1.787166 $1.755413	$2.861173 $2.706746 $2.382988 $2.484891 $2.350075 $2.112516 $2.223703 $2.193663 $2.036365 $1.787166	400,010.883 400,407.802 422,690.686 482,067.976 576,975.732 717,797.270 947,962.171 1,085,029.656 1,162,876.596 1,212,498.016
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.972067 $1.612734 $1.713141 $1.497436 $1.420685 $1.436821 $1.325572 $1.127958 $0.997180 $1.052371	$2.372847 $1.972067 $1.612734 $1.713141 $1.497436 $1.420685 $1.436821 $1.325572 $1.127958 $0.997180	1,030,205.968 769,573.673 609,176.634 779,626.392 531,383.806 732,574.689 913,241.885 781,743.571 507,780.887 411,961.190

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.555017 $2.748700 $2.988614 $2.494762 $2.350388 $2.375776 $2.159711 $1.673956 $1.463049 $1.527482	$4.561437 $3.555017 $2.748700 $2.988614 $2.494762 $2.350388 $2.375776 $2.159711 $1.673956 $1.463049	1,155,741.896 1,292,649.853 1,365,891.927 1,483,715.088 1,658,709.528 1,835,532.723 2,345,423.859 2,374,707.175 2,381,988.783 2,824,938.006
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.264737 $1.808474 $2.007116 $1.808366 $1.559278 $1.652718 $1.546381 $1.227884 $1.064793 $1.073705	$2.374974 $2.264737 $1.808474 $2.007116 $1.808366 $1.559278 $1.652718 $1.546381 $1.227884 $1.064793	586,640.684 636,881.908 670,529.815 764,014.036 822,729.236 921,351.704 1,150,134.879 1,474,512.978 1,559,097.449 1,963,188.551
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.555525 $2.568681 $2.323702 $1.757714 $1.782883 $1.717833 $1.557508 $1.149391 $0.977781 $0.973264	$5.893201 $3.555525 $2.568681 $2.323702 $1.757714 $1.782883 $1.717833 $1.557508 $1.149391 $0.977781	44,944.633 45,253.905 45,545.992 62,693.169 65,595.399 69,216.101 102,875.673 130,052.071 132,584.616 158,621.914
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.508865 $1.900700 $1.937751 $1.458811 $1.472532 $1.398090 $1.278281 $0.954001 $0.846465 $0.859417	$3.548278 $2.508865 $1.900700 $1.937751 $1.458811 $1.472532 $1.398090 $1.278281 $0.954001 $0.846465	264,373.119 272,865.558 297,231.051 328,660.682 352,720.165 402,409.969 579,787.206 695,457.134 836,343.150 1,028,982.005
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.147172 $3.417472 $4.070332 $3.427340 $3.108034 $3.206887 $3.069829 $2.293268 $2.031945 $2.313438	$4.815920 $4.147172 $3.417472 $4.070332 $3.427340 $3.108034 $3.206887 $3.069829 $2.293268 $2.031945	863,120.802 964,060.008 1,005,398.717 1,114,366.158 1,218,997.806 1,351,927.823 1,786,073.870 1,984,503.290 2,210,019.988 2,501,685.094
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.816311 $2.131674 $2.622782 $2.235368 $2.076295 $2.176892 $2.074441 $1.617356 $1.292052 $1.441694	$2.997235 $2.816311 $2.131674 $2.622782 $2.235368 $2.076295 $2.176892 $2.074441 $1.617356 $1.292052	297,976.342 311,304.106 315,638.615 337,959.979 354,557.542 394,106.706 445,592.933 471,545.838 480,863.370 467,222.482

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.183733 $1.856593 $2.087378 $1.898122 $1.708574 $1.852360 $1.832517 $1.506093 $1.329378 $1.374241	$2.400723 $2.183733 $1.856593 $2.087378 $1.898122 $1.708574 $1.852360 $1.832517 $1.506093 $1.329378	344,207.535 355,084.302 382,293.732 422,067.323 445,846.116 487,834.264 492,577.438 485,163.357 457,740.552 404,318.530
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.546941 $1.352885 $1.435058 $1.328062 $1.182143 $1.290946 $1.252502 $1.115734 $1.005351 $0.996636	$1.534646 $1.546941 $1.352885 $1.435058 $1.328062 $1.182143 $1.290946 $1.252502 $1.115734 $1.005351	253,915.853 276,837.992 330,691.257 396,461.471 458,287.602 478,562.071 794,650.202 850,503.864 954,739.294 926,297.304
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.470424 $1.217633 $1.359234 $1.273279 $1.113519 $1.188922 $1.126523 $0.891475 $0.792094 $0.812424	$1.375612 $1.470424 $1.217633 $1.359234 $1.273279 $1.113519 $1.188922 $1.126523 $0.891475 $0.792094	26,524.461 30,328.113 31,412.649 34,186.523 34,705.089 46,298.000 49,434.351 55,530.059 99,856.044 111,649.022
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.336244 $1.738143 $1.835784 $1.466804 $1.459309 $1.414030 $1.326854 $0.963374 $1.000000	$3.268390 $2.336244 $1.738143 $1.835784 $1.466804 $1.459309 $1.414030 $1.326854 $0.963374	28,253.185 29,291.418 30,573.713 31,912.425 33,388.513 35,125.043 36,784.811 38,489.231 40,393.351
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.653549 $2.743725 $2.803776 $2.239184 $2.027298 $1.983007 $1.793227 $1.378468 $1.196068 $1.234365	$4.290064 $3.653549 $2.743725 $2.803776 $2.239184 $2.027298 $1.983007 $1.793227 $1.378468 $1.196068	275,726.068 278,560.801 286,638.316 301,772.513 307,454.612 323,088.178 365,069.287 393,145.911 433,963.231 436,620.785
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.558163 $1.228719 $1.342339 $1.075455 $1.072054 $1.116413 $1.057240 $0.837856 $0.709560 $0.837304	$1.838517 $1.558163 $1.228719 $1.342339 $1.075455 $1.072054 $1.116413 $1.057240 $0.837856 $0.709560	483,942.956 519,925.868 554,077.102 620,584.718 656,950.539 749,270.870 877,114.618 927,541.111 960,052.837 1,157,521.578

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.825828 $2.205500 $2.597811 $2.320358 $1.983001 $2.089872 $1.956141 $1.578171 $1.445927 $1.512686	$2.750321 $2.825828 $2.205500 $2.597811 $2.320358 $1.983001 $2.089872 $1.956141 $1.578171 $1.445927	95,659.642 97,049.410 103,057.118 107,788.851 111,396.467 116,549.971 151,400.140 152,079.451 214,550.600 249,983.073
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.523712 $2.531634 $2.614726 $2.100680 $1.959687 $2.032692 $2.230349 $1.603039 $1.345938 $1.526253	$5.054206 $3.523712 $2.531634 $2.614726 $2.100680 $1.959687 $2.032692 $2.230349 $1.603039 $1.345938	80,175.017 83,245.746 93,074.589 97,157.346 101,205.179 127,071.248 152,361.912 197,277.007 314,362.876 268,091.733
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.172462 $1.835744 $1.979673 $1.793599 $1.672954 $1.707944 $1.601644 $1.369109 $1.252772 $1.251683	$2.344045 $2.172462 $1.835744 $1.979673 $1.793599 $1.672954 $1.707944 $1.601644 $1.369109 $1.252772	116,268.755 181,973.879 195,831.071 201,755.987 235,862.045 247,627.413 467,104.552 505,711.822 532,273.361 678,861.506
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.582206 $1.392341 $1.516347 $1.337839 $1.282542 $1.322097 $1.279657 $1.135198 $1.028571 $1.079477	$1.651255 $1.582206 $1.392341 $1.516347 $1.337839 $1.282542 $1.322097 $1.279657 $1.135198 $1.028571	569,486.181 591,012.130 627,457.982 683,012.539 712,158.695 759,368.599 777,354.712 776,521.084 741,763.831 728,680.382
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.016857 $0.917192 $1.101052 $0.957660 $0.906912 $0.984435 $1.124370 $0.928048 $0.796770 $0.904935	$0.990231 $1.016857 $0.917192 $1.101052 $0.957660 $0.906912 $0.984435 $1.124370 $0.928048 $0.796770	295,800.045 302,664.322 364,538.720 383,081.796 406,825.325 417,673.189 494,605.213 641,768.493 813,434.676 975,896.490
TA 60/40 Allocation - Service Class Subaccount Inception Date May 1, 2018	2020 2019 2018	$1.130601 $0.955243 $0.998925	$1.252753 $1.130601 $0.955243	0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.538892 $2.256288 $2.345456 $2.215635 $1.949661 $2.066151 $2.016924 $1.920489 $1.660953 $1.609061	$2.627474 $2.538892 $2.256288 $2.345456 $2.215635 $1.949661 $2.066151 $2.016924 $1.920489 $1.660953	374,860.066 428,412.595 435,519.812 531,306.401 564,792.475 594,186.265 744,736.774 846,586.853 880,631.395 1,077,888.464
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.317258 $2.063664 $2.153108 $2.038312 $1.798931 $1.907954 $1.869187 $1.784325 $1.546734 $1.501747	$2.389808 $2.317258 $2.063664 $2.153108 $2.038312 $1.798931 $1.907954 $1.869187 $1.784325 $1.546734	90,327.328 89,357.656 96,880.034 95,319.857 96,626.027 103,566.963 103,206.070 99,287.356 88,835.493 17,913.082
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.661691 $2.180339 $2.500874 $2.180124 $1.925554 $2.027311 $1.834468 $1.429616 $1.298898 $1.283245	$2.429534 $2.661691 $2.180339 $2.500874 $2.180124 $1.925554 $2.027311 $1.834468 $1.429616 $1.298898	3,179,189.444 3,536,659.111 3,778,314.789 4,331,025.968 4,844,231.870 5,320,972.715 6,670,648.136 7,237,015.648 7,699,227.387 8,537,442.676
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.158507 $2.594310 $2.981924 $2.606177 $2.308371 $2.436357 $2.209209 $1.725844 $1.571597 $1.556876	$2.875682 $3.158507 $2.594310 $2.981924 $2.606177 $2.308371 $2.436357 $2.209209 $1.725844 $1.571597	354,020.340 362,942.297 350,433.499 384,888.991 390,507.816 409,966.047 428,570.136 453,439.624 347,499.170 273,048.658
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13,1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.464257 $1.394188 $1.411583 $1.395622 $1.412253 $1.432024 $1.388848 $1.441919 $1.392059 $1.313015	$1.572097 $1.464257 $1.394188 $1.411583 $1.395622 $1.412253 $1.432024 $1.388848 $1.441919 $1.392059	1,667,715.480 1,454,143.249 1,643,817.665 1,899,082.069 2,005,690.183 2,150,647.660 2,714,890.640 2,964,283.385 3,346,874.840 4,361,325.416
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.305892 $1.246362 $1.264987 $1.254313 $1.271297 $1.292629 $1.256459 $1.307883 $1.265974 $1.197654	$1.398062 $1.305892 $1.246362 $1.264987 $1.254313 $1.271297 $1.292629 $1.256459 $1.307883 $1.265974	288,543.498 313,820.266 398,484.823 470,002.471 686,601.529 762,486.909 583,678.315 612,558.940 848,295.025 924,610.916

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.305892 $1.246362 $1.264987 $1.254313 $1.271297 $1.292629 $1.256459 $1.307833 $1.265974 $1.197654	$1.398062 $1.305892 $1.246362 $1.264987 $1.254313 $1.271297 $1.292629 $1.256459 $1.307833 $1.265974	98,429.425 13,909.066 341,127.134 42,064.955 581,374.325 520,483.484 489,114.185 381,270.355 1,216,399.795 1,629,313.174
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2020 2019 2018 2017 2016 2015	$12.143696 $10.462752 $11.277125 $9.985489 $9.524294 $9.999592	$12.477586 $12.143696 $10.462752 $11.277125 $9.985489 $9.524294	125,674.933 168,143.377 170,454.239 195,426.827 13,902.775 0.000
TA BlackRock Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.042724 $2.466927 $2.785161 $2.539394 $2.561364 $2.615523 $2.337664 $2.283753 $1.850796 $1.992826	$2.988291 $3.042724 $2.466927 $2.785161 $2.539394 $2.561364 $2.615523 $2.337664 $2.283753 $1.850796	144,981.062 150,424.263 165,368.616 184,785.985 238,798.569 250,087.370 297,233.469 316,864.619 223,109.835 217,783.429
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.980995 $2.422788 $2.742544 $2.507402 $2.534309 $2.594954 $2.324820 $2.275322 $1.848023 $1.995615	$2.922009 $2.980995 $2.422788 $2.742544 $2.507402 $2.534309 $2.594954 $2.324820 $2.275322 $1.848023	32,564.348 32,761.512 33,189.067 33,582.695 39,314.081 49,991.274 51,455.130 51,861.037 56,800.744 36,840.607
TA BlackRock Government Money Market - Initial Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.958901 $0.954468 $0.951683 $0.965873 $0.980263 $0.994891 $1.009799 $1.024875 $1.040284 $1.055804	$0.947407 $0.958901 $0.954468 $0.951683 $0.965873 $0.980263 $0.994891 $1.009799 $1.024875 $1.040284	1,062,380.057 710,873.378 661,407.458 790,813.516 829,038.872 1,166,529.318 1,394,591.898 1,226,861.737 1,074,409.382 1,677,655.484
TA BlackRock Government Money Market - Service Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.928690 $0.926702 $0.932874 $0.946739 $0.960881 $0.975221 $0.989809 $1.004609 $1.019683 $1.034921	$0.917208 $0.928690 $0.926702 $0.932874 $0.946739 $0.960881 $0.975221 $0.989809 $1.004609 $1.019683	274,315.894 289,813.724 305,129.079 389,778.294 574,346.403 406,772.880 486,299.212 845,669.799 910,258.892 956,971.681

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock iShares Edge 40 - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.880530 $1.655355 $1.752844 $1.621121 $1.609577 $1.634956 $1.572065 $1.488696 $1.423702 $1.419261	$2.031485 $1.880530 $1.655355 $1.752844 $1.621121 $1.609577 $1.634956 $1.572065 $1.488696 $1.423702	120,150.504 132,475.841 135,011.931 149,946.015 155,650.573 174,567.930 234,497.845 242,883.650 397,529.139 412,521.193
TA BlackRock iShares Edge 40- Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.861538 $1.641552 $1.743518 $1.615777 $1.607957 $1.638943 $1.578948 $1.499370 $1.438604 $1.436219	$2.007390 $1.861538 $1.641552 $1.743518 $1.615777 $1.607957 $1.638943 $1.578948 $1.499370 $1.438604	652,073.990 776,367.164 900,633.641 1,013,883.548 1,168,829.532 1,222,508.651 1,132,901.569 1,137,733.695 1,267,651.275 1,248,906.465
TA BlackRock iShares Edge 50 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$12.377172 $10.826673 $11.286104 $10.150822 $9.998780	$13.379960 $12.377172 $10.826673 $11.286104 $10.150822	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 75 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$13.324521 $11.244276 $11.878339 $10.220022 $9.998780	$14.474536 $13.324521 $11.244276 $11.878339 $10.220022	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$14.547835 $11.852774 $12.708330 $10.467150 $9.998780	$15.749002 $14,547835 $11.852774 $12.708330 $10.467150	0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.040488 $1.769404 $1.879032 $1.707659 $1.652117 $1.678990 $1.621951 $1.465379 $1.352082 $1.322799	$2.275454 $2.040488 $1.769404 $1.879032 $1.707659 $1.652117 $1.678990 $1.621951 $1.465379 $1.352082	1,590,349.229 2,138,717.471 2,169,563.946 2,363,643.171 2,524,469.368 2,664,302.598 2,424,334.955 2,568,715.509 1,820,281.367 1,256,977.670
TA International Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.685949 $1.340234 $1.653170 $1.318628 $1.337305 $1.356328 $1.451799 $1.247826 $1.036898 $1.170113	$2.008146 $1.685949 $1.340234 $1.653170 $1.318628 $1.337305 $1.356328 $1.451799 $1.247826 $1.036898	846,856.703 1,073,522.693 1,191,715.561 1,293,242.995 1,302,823.133 1,348,587.142 1,416,718.567 1,624,005.982 1,555,405.237 1,655,237.760

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Growth - Service Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.576570 $2.052715 $2.539556 $2.029792 $2.062913 $2.098956 $2.252306 $1.941176 $1.616793 $1.827773	$3.061039 $2.576570 $2.052715 $2.539556 $2.029792 $2.062913 $2.098956 $2.252306 $1.941176 $1.616793	154,764.058 166,005.460 165,021.293 163,019.805 160,583.570 157,503.383 157,702.527 152,357.524 76,137.494 47,683.848
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.670114 $1.392060 $1.413980 $1.229400 $1.198427 $1.214922 $1.143599 $0.975267 $0.879968 $1.001403	$1.880944 $1.670114 $1.392060 $1.413980 $1.229400 $1.198427 $1.214922 $1.143599 $0.975267 $0.879968	494,184.849 304,949.943 313,730.345 333,348.627 177,679.689 208,437.833 179,384.188 176,620.904 227,353.715 38,352.643
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.173728 $1.613869 $1.658426 $1.304730 $1.351877 $1.444861 $1.466320 $1.069631 $0.995363 $1.082927	$2.552875 $2.173728 $1.613869 $1.658426 $1.304730 $1.351877 $1.444861 $1.466320 $1.069631 $0.995363	1,206,814.358 1,363,142.147 1,481,661.904 1,452,315.148 1,676,943.867 1,950,550.411 2,560,372.235 2,784,312.552 2,949,236.736 3,440,064.198
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.704090 $2.757778 $2.840782 $2.239642 $2.326738 $2.492841 $2.536859 $1.854746 $1.730832 $1.887300	$4.340249 $3.704090 $2.757778 $2.840782 $2.239642 $2.326738 $2.492841 $2.536859 $1.854746 $1.730832	66,618.884 72,630.812 95,630.262 98,576.465 100,959.054 49,731.109 28,170.106 24,790.835 40,744.235 39,498.255
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.927899 $1.717984 $1.816152 $1.634007 $1.585174 $1.641068 $1.630007 $1.512767 $1.428953 $1.412819	$2.117305 $1.927899 $1.717984 $1.816152 $1.634007 $1.585174 $1.641068 $1.630007 $1.512767 $1.428953	2,060,515.158 2,153,916.481 2,757,821.386 3,171,038.721 3,033,951.448 3,181,964.889 3,804,118.305 5,104,725.401 5,637,549.311 5,614,703.828
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.974292 $1.764791 $1.871525 $1.687482 $1.642046 $1.703198 $1.695703 $1.577709 $1.493988 $1.481436	$2.163904 $1.974292 $1.764791 $1.871525 $1.687482 $1.642046 $1.703198 $1.695703 $1.577709 $1.493988	1,517,577.430 1,600,326.256 1,715,659.589 2,228,054.421 2,510,099.167 2,783,265.624 2,907,154.951 3,179,252.067 3,951,358.412 2,907,540.246

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.388199 $1.923047 $2.178498 $1.774062 $1.697443 $1.756820 $1.735793 $1.389338 $1.252508 $1.344067	$2.934991 $2.388199 $1.923047 $2.178498 $1.774062 $1.697443 $1.756820 $1.735793 $1.389338 $1.252508	2,376,802.852 2,490,621.418 3,151,509.245 3,407,638.616 3,526,079.109 3,699,167.536 4,975,437.106 5,247,076.552 5,424,916.435 5,579,410.352
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.760930 $2.226516 $2.531028 $2.065486 $1.981080 $2.054290 $2.035490 $1.634649 $1.476365 $1.588963	$3.382728 $2.760930 $2.226516 $2.531028 $2.065486 $1.981080 $2.054290 $2.035490 $1.634649 $1.476365	439,303.946 465,216.041 464,708.492 484,414.651 721,584.395 750,725.762 810,002.501 892,894.083 838,994.825 1,000,047.953
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.277271 $1.926022 $2.103818 $1.782754 $1.698247 $1.763099 $1.744674 $1.483329 $1.360826 $1.409570	$2.581661 $2.277271 $1.926022 $2.103818 $1.782754 $1.698247 $1.763099 $1.744674 $1.483329 $1.360826	6,207,041.814 6,710,819.824 7,174,556.959 7,647,845.043 8,355,788.618 8,948,025.361 11,120,782.343 11,497,747.147 11,542,374.826 13,003,328.210
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.510882 $2.127544 $2.330221 $1.979234 $1.890619 $1.968581 $1.950369 $1.662940 $1.529364 $1.588408	$2.836544 $2.510882 $2.127544 $2.330221 $1.979234 $1.890619 $1.968581 $1.950369 $1.662940 $1.529364	7,719,321.138 8,579,294.761 10,001,105.152 11,155,277.058 12,752,446.228 13,929,639.128 15,011,111.703 16,737,844.670 16,498,862.430 16,372,682.244
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.133795 $1.860324 $1.990431 $1.734575 $1.667720 $1.731296 $1.709964 $1.529176 $1.418402 $1.431255	$2.367244 $2.133795 $1.860324 $1.990431 $1.734575 $1.667720 $1.731296 $1.709964 $1.529176 $1.418402	3,353,017.426 3,587,747.344 4,012,920.388 4,332,059.168 5,092,335.140 5,314,904.075 6,419,689.905 7,318,887.714 7,655,261.220 8,933,168.535
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.265439 $1.979217 $2.122616 $1.855297 $1.789020 $1.861964 $1.841824 $1.650977 $1.535934 $1.554379	$2.505997 $2.265439 $1.979217 $2.122616 $1.855297 $1.789020 $1.861964 $1.841824 $1.650977 $1.535934	8,596,870.090 9,523,535.665 10,604,020.828 11,100,041.150 11,985,616.107 12,953,023.215 13,787,808.887 14,577,659.002 11,633,948.091 9,974,543.915

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.143710 $1.072347 $1.089519 $1.069250 $1.063340 $1.075685 $1.038815 $1.077338 $1.043947 $1.000000	$1.207546 $1.143710 $1.072347 $1.089519 $1.069250 $1.063340 $1.075685 $1.038815 $1.077338 $1.043947	111,475.528 113,641.341 116,178.565 119,051.105 443,110.948 388,703.549 404,328.470 457,935.662 437,107.998 335,842.314
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.544665 $1.971107 $2.128841 $1.783416 $1.625577 $1.651184 $1.467747 $1.124191 $0.980778 $0.988148	$3.012608 $2.544665 $1.971107 $2.128841 $1.783416 $1.625577 $1.651184 $1.467747 $1.124191 $0.980778	532,196.587 624,144.860 737,967.907 770,423.597 722,505.283 773,415.277 881,674.343 1,056,914.532 1,266,381.494 1,446,566.135
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 2, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.507313 $2.723972 $2.949298 $2.477599 $2.262981 $2.305105 $2.052898 $1.576937 $1.378801 $1.392839	$4.141774 $3.507313 $2.723972 $2.949298 $2.477599 $2.262981 $2.305105 $2.052898 $1.576937 $1.378801	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.211531 $1.045592 $1.204881 $1.006743 $1.010925 $1.045818 $1.069947 $0.965634 $0.871423 $0.956557	$1.367199 $1.211531 $1.045592 $1.204881 $1.006743 $1.010925 $1.045818 $1.069947 $0.965634 $0.871423	1,532,374.297 2,180,933.624 2,608,470.966 2,894,864.646 3,018,019.425 3,486,486.910 3,553,162.398 3,679,446.264 2,972,644.825 3,018,639.559
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.801604 $2.256941 $2.606228 $2.337013 $2.075636 $2.170551 $1.915958 $1.479221 $1.248810 $1.245950	$2.788739 $2.801604 $2.256941 $2.606228 $2.337013 $2.075636 $2.170551 $1.915958 $1.479221 $1.248810	230,034.676 214,174.368 253,475.743 348,422.865 252,753.164 267,714.069 268,437.435 192,764.337 115,305.795 123,456.048
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.295935 $1.175348 $1.232347 $1.152738 $1.122920 $1.144360 $1.092888 $1.053540 $0.995114 $1.000000	$1.431304 $1.295935 $1.175348 $1.232347 $1.152738 $1.122920 $1.144360 $1.092888 $1.053540 $0.995114	1,389,591.106 1,486,914.602 1,605,446.394 1,764,754.053 1,950,257.163 1,964,402.291 2,108,173.725 2,127,842.538 1,843,429.341 338,865.339

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.300524 $1.137353 $1.194086 $1.097116 $1.121033 $1.161974 $1.087191 $1.008908 $1.000000	$1.274269 $1.300524 $1.137353 $1.194086 $1.097116 $1.121033 $1.161974 $1.087191 $1.008908	352,746.912 870,950.559 914,027.786 951,279.133 1,899,559.031 1,940,106.095 440,280.455 452,095.693 247,909.497
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.369729 $1.190025 $1.267974 $1.136804 $1.165325 $1.218749 $1.143507 $1.003956 $1.000000	$1.320253 $1.369729 $1.190025 $1.267974 $1.136804 $1.165325 $1.218749 $1.143507 $1.003956	90,866.997 389,612.095 395,976.747 416,605.714 421,262.357 429,673.872 412,263.372 418,332.455 0.000
TA Madison Diversified Income - Service Class Subaccount Inception Date June 1, 2017	2020 2019 2018 2017	$1.466263 $1.294791 $1.324296 $1.266678	$1.559488 $1.466263 $1.294791 $1.324296	0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.464414 $1.285271 $1.366798 $1.222900 $1.196308 $1.236128 $1.200071 $1.093104 $1.023630 $1.023942	$1.503209 $1.464414 $1.285271 $1.366798 $1.222900 $1.196308 $1.236128 $1.200071 $1.093104 $1.023630	4,222,055.382 4,490,614.552 4,961,222.409 5,303,854.635 5,301,397.992 5,776,009.703 5,692,643.460 4,944,594.904 2,603,105.615 1,539,711.974
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.453463 $1.314952 $1.384569 $1.265649 $1.234284 $1.261475 $1.216626 $1.149041 $1.093979 $1.076184	$1.502326 $1.453463 $1.314952 $1.384569 $1.265649 $1.234284 $1.261475 $1.216626 $1.149041 $1.093979	509,748.405 800,339.626 825,218.540 906,257.257 933,295.049 636,616.200 643,344.074 649,594.428 388,059.878 339,995.079
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.540812 $1.309711 $1.431975 $1.226783 $1.189596 $1.251429 $1.221689 $1.043955 $0.949931 $0.975207	$1.582048 $1.540812 $1.309711 $1.431975 $1.226783 $1.189596 $1.251429 $1.221689 $1.043955 $0.949931	4,285,811.501 4,533,980.058 4,865,838.892 5,607,385.612 6,104,283.526 6,793,827.389 6,999,032.765 5,525,645.175 4,147,470.062 1,911,246.833
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.418400 $1.214086 $1.266975 $1.160654 $1.130959 $1.186379 $1.114515 $0.989747 $1.000000	$1.681524 $1.418400 $1.214086 $1.266975 $1.160654 $1.130959 $1.186379 $1.114515 $0.989747	372,081.895 369,513.618 394,777.329 403,412.645 415,197.755 291,716.178 292,212.209 230,746.871 163,535.672

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.675052 $3.014549 $2.868339 $2.027381 $2.105354 $1.911596 $1.830377 $1.253160 $1.100883 $1.186252	$7.888689 $3.675052 $3.014549 $2.868339 $2.027381 $2.105354 $1.911596 $1.830377 $1.253160 $1.100883	2,997,036.296 3,433,127.589 1,403,601.743 1,585,964.720 1,800,658.957 2,098,692.316 2,473,499.611 2,837,315.773 3,104,534.493 3,344,120.411
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.830769 $3.971154 $3.787328 $2.683073 $2.793143 $2.543767 $2.440664 $1.675125 $1.475975 $1.593493	$10.341942 $4.830769 $3.971154 $3.787328 $2.683073 $2.793143 $2.543767 $2.440664 $1.675125 $1.475975	93,000.699 116,430.436 3,820.765 3,875.803 0.000 0.000 0.000 0.000 0.000 14,716.394
TA Morgan Stanley Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.779721 $1.532842 $1.684308 $1.506266 $1.462132 $1.502498 $1.500189 $1.331962 $1.230599 $1.300004	$2.074961 $1.779721 $1.532842 $1.684308 $1.506266 $1.462132 $1.502498 $1.500189 $1.331962 $1.230599	7,683,561.618 8,490,215.903 9,534,832.151 10,777,014.604 11,906,040.604 12,879,764.299 13,302,174.283 13,567,397.651 12,981,756.773 12,331,494.186
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.612485 $9.390410 $10.334318 $9.322970 $9.427425 $9.908136 $9.998776	$11.133972 $10.612485 $9.390410 $10.334318 $9.322970 $9.427425 $9.908136	0.000 0.000 0.000 0.000 0.000 2,545.702 2,569.045
TA MSCI EAFE Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$11.084588 $9.304234 $11.028249 $9.998655	$11.756537 $11.084588 $9.304234 $11.028249	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.905362 $2.421757 $2.551642 $2.269042 $2.134873 $2.162256 $1.980601 $1.702306 $1.535039 $1.497561	$3.317474 $2.905362 $2.421757 $2.551642 $2.269042 $2.134873 $2.162256 $1.980601 $1.702306 $1.535039	161,179.658 208,133.482 172,773.243 194,733.783 156,549.236 105,816.647 90,970.649 82,763.500 83,106.992 79,490.368
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.909418 $2.430577 $2.567447 $2.289500 $2.158875 $2.192635 $2.014092 $1.736065 $1.567872 $1.533791	$3.313676 $2.909418 $2.430577 $2.567447 $2.289500 $2.158875 $2.192635 $2.014092 $1.736065 $1.567872	501,012.575 1,475,481.513 1,427,917.452 1,466,646.898 1,020,085.293 473,472.650 566,136.491 556,859.140 590,437.252 711,629.805

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.279907 $1.085526 $1.184037 $1.072624 $1.033083 $1.075969 $1.012797 $0.919103 $0.923880 $0.970792	$1.372693 $1.279907 $1.085526 $1.184037 $1.072624 $1.033083 $1.075969 $1.012797 $0.919103 $0.923880	331,506.473 374,677.090 386,641.266 408,200.305 546,422.776 446,172.422 454,697.325 463,083.715 194,583.784 23,900.676
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.205559 $1.040812 $1.113840 $1.024054 $0.990093 $1.026253 $0.958074 $0.899120 $0.898985 $0.986000	$1.305236 $1.205559 $1.040812 $1.113840 $1.024054 $0.990093 $1.026253 $0.958074 $0.899120 $0.898985	0.000 0.000 0.000 234,930.178 236,229.440 237,535.886 238,849.555 240,170.488 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.260774 $1.052760 $1.157568 $1.023180 $0.990242 $1.041082 $0.993201 $0.863059 $0.870065 $0.999152	$1.355069 $1.260774 $1.052760 $1.157568 $1.023180 $0.990242 $1.041082 $0.993201 $0.863059 $0.870065	27,041.938 39,790.743 42,311.536 46,884.865 45,061.746 100,565.924 21,097.870 14,129.704 31,855.175 17,266.757
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.712106 $1.602924 $1.637816 $1.584892 $1.566127 $1.578717 $1.530847 $1.594413 $1.504848 $1.437263	$1.816429 $1.712106 $1.602924 $1.637816 $1.584892 $1.566127 $1.578717 $1.530847 $1.594413 $1.504848	2,349,914.608 2,519,270.422 2,497,724.517 2,886,221.520 3,259,532.006 3,458,340.769 4,578,992.118 5,417,305.109 6,718,467.888 6,814,270.562
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.529296 $1.434366 $1.470997 $1.426728 $1.413105 $1.426917 $1.388085 $1.448972 $1.370456 $1.312870	$1.618266 $1.529296 $1.434366 $1.470997 $1.426728 $1.413105 $1.426917 $1.388085 $1.448972 $1.370456	1,711,877.338 1,779,311.652 2,084,680.385 2,197,670.791 2,263,022.320 2,456,157.473 2,113,099.024 2,406,388.227 2,675,021.207 1,743,323.764
TA PineBridge Inflation Opportunities - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.042219 $0.977665 $1.008000 $0.992025 $0.969976 $1.013587 $0.995180 $1.116750 $1.066426 $1.000000	$1.116081 $1.042219 $0.977665 $1.008000 $0.992025 $0.969976 $1.013587 $0.995180 $1.116750 $1.066426	684,486.837 768,134.244 847,782.613 844,950.853 877,141.579 893,874.597 895,055.339 713,686.857 879,606.325 375,035.353

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.023902 $0.042427 $0.040421 $0.060648 $0.080580 $0.088209 $0.120311 $0.222465 $0.320009 $0.405751	$0.010958 $0.023902 $0.042427 $0.040421 $0.060648 $0.080580 $0.088209 $0.120311 $0.222465 $0.320009	2,597,747.884 1,847,187.603 2,868,515.247 991,447.939 1,705,852.760 954,497.349 440,505.177 186,970.520 793,602.181 500,947.106
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.246405 $1.137332 $1.188831 $1.080245 $1.068120 $1.110358 $1.087784 $1.031189 $0.980272 $1.000000	$1.309677 $1.246405 $1.137332 $1.188831 $1.080245 $1.068120 $1.110358 $1.087784 $1.031189 $0.980272	302,491.680 334,526.802 420,762.480 474,332.544 505,168.859 529,340.283 470,995.455 514,660.404 497,261.743 140,723.627
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.308284 $1.192493 $1.287079 $1.085851 $1.080833 $1.173747 $1.154131 $1.005469 $0.919864 $1.000000	$1.262163 $1.308284 $1.192493 $1.287079 $1.085851 $1.080833 $1.173747 $1.154131 $1.005469 $0.919864	737,547.322 760,221.971 776,136.454 855,050.983 1,025,768.552 1,060,019.509 1,076,533.440 943,875.290 661,202.060 53,195.054
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.278337 $1.167569 $1.236745 $1.087306 $1.079998 $1.145176 $1.121783 $1.024706 $0.960465 $1.000000	$1.300359 $1.278337 $1.167569 $1.236745 $1.087306 $1.079998 $1.145176 $1.121783 $1.024706 $0.960465	1,113,469.097 1,239,801.490 1,359,767.851 1,469,389.162 1,645,767.365 1,747,030.640 1,933,107.632 1,911,473.492 975.396.672 0.000
TA Rothschild & Co Large Cap Value - Service Class(5) Subaccount Inception Date May 1, 2018	2020 2019 2018	$1.032405 $0.895647 $0.996977	$1.010988 $1.032405 $0.895647	0.000 0.000 0.000
TA S&P 500 Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$13.475067 $10.464105 $11.196411 $9.998655	$15.639295 $13.475067 $10.464105 $11.196411	0.000 0.000 0.000 0.000
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.563660 $3.697418 $4.238932 $3.723252 $3.119845 $3.248260 $3.133265 $2.332960 $2.034727 $2.121571	$4.677858 $4.563660 $3.697418 $4.238932 $3.723252 $3.119845 $3.248260 $3.133265 $2.332960 $2.034727	1,322,711.254 1,426,992.031 1,649,980.683 1,951,549.600 2,147,893.813 2,334,962.888 3,047,826.037 3,382,205.154 3,886,617.297 4,424,717.054

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 4, 1993	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.510721 $2.039668 $2.343124 $2.063341 $1.733541 $1.808991 $1.749794 $1.305548 $1.142030 $1.193232	$2.566114 $2.510721 $2.039668 $2.343124 $2.063341 $1.733541 $1.808991 $1.749794 $1.305548 $1.142030	72,847.894 72,196.950 110,020.826 111,182.452 111,381.929 114,432.052 95,735.687 218,809.957 198,188.611 211,884.015
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.810819 $2.913283 $3.182647 $2.639294 $2.408523 $2.386574 $2.273471 $1.601682 $1.405318 $1.402607	$4.639141 $3.810819 $2.913283 $3.182647 $2.639294 $2.408523 $2.386574 $2.273471 $1.601682 $1.405318	532,167.517 631,146.305 780,837.641 885,497.224 954,648.755 1,038,869.132 1,374,915.531 1,451,609.353 1,659,894.033 1,852,385.881
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$5.163689 $3.958868 $4.334153 $3.605081 $3.296353 $3.275219 $3.128977 $2.210107 $1.943843 $1.943542	$6.272913 $5.163689 $3.958868 $4.334153 $3.605081 $3.296353 $3.275219 $3.128977 $2.210107 $1.943843	70,826.263 78,668.773 80,176.629 82,005.844 83,519.626 84,009.981 84,034.549 81,711.306 50,774.971 40,950.500
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8,1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.671776 $1.401615 $1.684188 $1.390750 $1.396518 $1.399048 $1.497693 $1.222547 $1.062925 $1.258782	$1.754807 $1.671776 $1.401615 $1.684188 $1.390750 $1.396518 $1.399048 $1.497693 $1.222547 $1.062925	585,651.652 623,948.453 673,939.784 760,294.311 911,111.249 992,843.717 1,282,392.389 1,384,132.902 1,545,294.690 1,873,092.703
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.377060 $1.998333 $2.406168 $1.991011 $2.005435 $2.014574 $2.161065 $1.767918 $1.541241 $1.831042	$2.487170 $2.377060 $1.998333 $2.406168 $1.991011 $2.005435 $2.014574 $2.161065 $1.767918 $1.541241	77,742.506 73,261.782 72,707.940 69,631.773 96,229.563 132,642.601 136,660.275 134,095.696 88,875.080 95,006.937
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.044189 $2.206312 $2.234883 $1.755703 $1.733247 $1.646502 $1.504184 $1.152560 $1.033797 $1.089949	$4.117871 $3.044189 $2.206312 $2.234883 $1.755703 $1.733247 $1.646502 $1.504184 $1.152560 $1.033797	3,146,718.160 3,378,788.464 2,410,505.648 2,783,054.436 3,080,842.986 3,253,788.107 3,857,214.056 4,336,792.156 5,270,878.157 6,076,540.999

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.106942 $2.984367 $3.030414 $2.386846 $2.362526 $2.249285 $2.059879 $1.582325 $1.423142 $1.503523	$5.540941 $4.106942 $2.984367 $3.030414 $2.386846 $2.362526 $2.249285 $2.059879 $1.582325 $1.423142	96,788.700 120,308.306 124,292.142 143,354.821 190,322.030 234,133.296 407,787.931 430,797.194 419,796.943 431,284.402

Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.420733 $1.985765 $2.138733 $1.828528 $1.669260 $1.668825 $1.548343 $1.166494 $1.008920 $0.964479	$2.446332 $2.420733 $1.985765 $2.138733 $1.828528 $1.669260 $1.668825 $1.548343 $1.166494 $1.008920	282,000.431 312,674.894 315,698.527 319,197.694 326,655.175 271,196.409 319,963.098 333,565.353 329,391.243 367,664.397
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.602027 $1.963661 $1.946107 $1.498610 $1.484577 $1.357955 $1.209558 $0.895253 $0.777914 $0.819539	$3.468027 $2.602027 $1.963661 $1.946107 $1.498610 $1.484577 $1.357955 $1.209558 $0.895253 $0.777914	47,603.496 88,973.206 96,501.469 108,096.885 125,809.346 143,488.180 147,623.824 180,875.193 199,019.114 267,848.462
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.043960 $3.309290 $3.641676 $3.411430 $2.926794 $3.155559 $2.910736 $2.137580 $1.900641 $1.975611	$4.124843 $4.043960 $3.309290 $3.641676 $3.411430 $2.926794 $3.155559 $2.910736 $2.137580 $1.900641	1,003,992.379 1,081,387.550 1,204,969.817 1,516,229.594 1,634,115.584 1,884,795.008 2,094,033.999 2,483,962.148 3,001,816.272 3,409,914.084
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.963890 $1.687750 $1.847037 $1.644865 $1.601917 $1.635973 $1.624605 $1.435508 $1.319994 $1.386872	$2.343668 $1.963890 $1.687750 $1.847037 $1.644865 $1.601917 $1.635973 $1.624605 $1.435508 $1.319994	1,060,714.721 1,165,512.455 1,327,919.331 1,666,519.344 1,771,928.006 1,920,263.344 2,085,453.574 2,370,875.571 2,298,751.523 2,834,696.909

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.748537 $2.417400 $2.518273 $2.379301 $2.136689 $2.246935 $2.214400 $2.053593 $1.800501 $1.766779	$2.908214 $2.748537 $2.417400 $2.518273 $2.379301 $2.136689 $2.246935 $2.214400 $2.053593 $1.800501	253,924.005 284,493.032 365,840.858 490,678.055 647,882.852 762,977.536 862,052.243 1,089,395.908 1,283,867.069 1,441,614.092
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.994914 $1.629809 $1.729564 $1.510306 $1.431488 $1.446312 $1.333014 $1.133170 $1.000796 $1.055143	$2.402695 $1.994914 $1.629809 $1.729564 $1.510306 $1.431488 $1.446312 $1.333014 $1.133170 $1.000796	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.047205 $2.353737 $2.556637 $2.132067 $2.006716 $2.026392 $1.840279 $1.424962 $1.244196 $1.297713	$3.913718 $3.047205 $2.353737 $2.556637 $2.132067 $2.006716 $2.026392 $1.840279 $1.424962 $1.244196	770,714.126 811,611.796 1,001,708.170 1,381,858.683 1,439,091.705 1,527,021.734 1,617,899.627 1,640,026.579 1,757,632.563 2,002,521.467
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.495289 $1.990623 $2.207084 $1.986592 $1.711280 $1.812038 $1.693777 $1.343597 $1.163980 $1.172556	$2.619328 $2.495289 $1.990623 $2.207084 $1.986592 $1.711280 $1.812038 $1.693777 $1.343597 $1.163980	140,154.022 144,346.162 149,662.864 184,095.141 194,719.718 231,098.740 275,212.093 285,754.852 305,422.657 409,502.380
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.834162 $2.045515 $1.848597 $1.396959 $1.415575 $1.362584 $1.234212 $0.909910 $0.773278 $0.768942	$4.702184 $2.834162 $2.045515 $1.848597 $1.396959 $1.415575 $1.362584 $1.234212 $0.909910 $0.773278	43,468.280 45,869.805 48,052.015 64,651.491 71,801.420 73,488.371 84,967.208 86,425.015 89,093.526 91,056.305
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.555364 $1.934032 $1.969775 $1.481473 $1.493940 $1.417026 $1.294325 $0.965031 $0.855411 $0.867643	$3.617598 $2.555364 $1.934032 $1.969775 $1.481473 $1.493940 $1.417026 $1.294325 $0.965031 $0.855411	146,056.514 179,284.966 182,099.505 242,604.420 252,650.376 293,088.124 311,192.370 327,518.495 366,827.016 391,437.778

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.357002 $3.586844 $4.267825 $3.590105 $3.252434 $3.352574 $3.206127 $2.392732 $2.117979 $2.409019	$5.064586 $4.357002 $3.586844 $4.267825 $3.590105 $3.252434 $3.352574 $3.206127 $2.392732 $2.117979	378,570.350 484,841.845 566,964.283 946,078.483 1,004,402.071 1,064,442.708 1,242,025.219 1,368,659.080 1,478,479.513 1,664,407.876
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.865817 $2.167015 $2.663623 $2.267966 $2.104508 $2.204293 $2.098481 $1.634493 $1.304448 $1.454089	$3.052916 $2.865817 $2.167015 $2.663623 $2.267966 $2.104508 $2.204293 $2.098481 $1.634493 $1.304448	107,357.932 91,313.536 115,493.196 185,769.178 195,931.953 208,631.705 235,591.138 243,200.234 258,224.932 291,123.880
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.566348 $1.368515 $1.450201 $1.340748 $1.192271 $1.300718 $1.260729 $1.121956 $1.009965 $1.000224	$1.555430 $1.566348 $1.368515 $1.450201 $1.340748 $1.192271 $1.300718 $1.260729 $1.121956 $1.009965	97,833.138 101,948.936 107,445.276 151,488.743 222,788.186 262,690.337 374,070.183 402,683.326 435,282.055 484,284.938
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.488903 $1.231719 $1.373606 $1.285472 $1.123082 $1.197944 $1.133954 $0.896470 $0.795747 $0.815369	$1.394280 $1.488903 $1.231719 $1.373606 $1.285472 $1.123082 $1.197944 $1.133954 $0.896470 $0.795747	0.000 29,860.006 29,860.006 33,884.109 34,259.013 49,164.352 50,400.033 59,017.962 83,053.332 109,658.585
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.354018 $1.749642 $1.846098 $1.473592 $1.464627 $1.417786 $1.329079 $0.964032 $1.000000	$3.296500 $2.354018 $1.749642 $1.846098 $1.473592 $1.464627 $1.417786 $1.329079 $0.964032	20,902.515 22,009.173 23,210.496 24,462.657 25,844.077 27,411.622 33,034.396 34,597.656 37,965.207
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.941520 $1.456605 $1.487011 $1.186408 $1.073099 $1.048619 $0.947333 $0.727505 $0.630620 $0.650168	$2.282009 $1.941520 $1.456605 $1.487011 $1.186408 $1.073099 $1.048619 $0.947333 $0.727505 $0.630620	80,176.913 81,147.153 82,302.676 107,366.454 111,760.819 138,351.679 150,952.632 157,319.292 164,500.348 179,018.916

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.157908 $0.912196 $0.995559 $0.796839 $0.793538 $0.825554 $0.781013 $0.618340 $0.523148 $0.616725	$1.367592 $1.157908 $0.912196 $0.995559 $0.796839 $0.793538 $0.825554 $0.781013 $0.618340 $0.523148	115,443.398 157,101.200 158,275.867 276,278.357 281,849.394 298,038.814 358,018.742 385,014.898 417,262.870 475,875.156
Janus Henderson Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.867447 $2.235778 $2.630859 $2.347580 $2.004293 $2.110232 $1.973249 $1.590394 $1.455683 $1.521387	$2.793580 $2.867447 $2.235778 $2.630859 $2.347580 $2.004293 $2.110232 $1.973249 $1.590394 $1.455683	31,155.257 36,292.387 43,534.483 50,923.522 56,008.250 61,961.876 69,719.054 78,036.105 85,062.057 93,448.103
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.585657 $2.573599 $2.655437 $2.131294 $1.986287 $2.058266 $2.256177 $1.620011 $1.358840 $1.539371	$5.148127 $3.585657 $2.573599 $2.655437 $2.131294 $1.986287 $2.058266 $2.256177 $1.620011 $1.358840	28,903.424 35,342.396 39,050.132 82,207.745 127,444.423 158,663.471 166,689.036 174,267.205 213,712.713 243,904.631
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.210574 $1.866117 $2.010436 $1.819679 $1.695613 $1.729374 $1.620152 $1.383572 $1.264757 $1.262412	$2.387514 $2.210574 $1.866117 $2.010436 $1.819679 $1.695613 $1.729374 $1.620152 $1.383572 $1.264757	57,044.507 76,502.402 86,443.145 169,313.041 187,586.397 200,345.390 239,588.106 263,448.902 274,927.432 372,908.467
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.029642 $0.927812 $1.112699 $0.966835 $0.914705 $0.991916 $1.131799 $0.933266 $0.800445 $0.908216	$1.003670 $1.029642 $0.927812 $1.112699 $0.966835 $0.914705 $0.991916 $1.131799 $0.933266 $0.800445	87,341.622 120,962.585 143,124.999 236,911.871 256,178.201 278,336.286 371,699.803 438,510.640 506,366.073 632,758.917
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.534370 $2.250044 $2.336649 $2.205147 $1.938534 $2.052329 $2.001464 $1.903896 $1.644974 $1.592018	$2.625388 $2.534370 $2.250044 $2.336649 $2.205147 $1.938534 $2.052329 $2.001464 $1.903896 $1.644974	277,894.729 292,845.975 381,745.433 451,064.845 486,312.095 504,777.983 614,326.235 697,790.126 755,885.366 817,274.004

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.008799 $2.462241 $2.821417 $2.457147 $2.168093 $2.280411 $2.061466 $1.604940 $1.456743 $1.437773	$2.749076 $3.008799 $2.462241 $2.821417 $2.457147 $2.168093 $2.280411 $2.061466 $1.604940 $1.456743	1,946,039.445 2,249,051.375 2,562,203.381 3,508,723.446 3,904,753.487 4,371,860.632 5,307,134.606 5,883,266.918 6,350,301.800 7,382,495.173
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.076661 $1.975339 $1.998018 $1.973476 $1.995040 $2.020976 $1.958114 $2.030943 $1.958786 $1.845743	$2.231808 $2.076661 $1.975339 $1.998018 $1.973476 $1.995040 $2.020976 $1.958114 $2.030943 $1.958786	269,601.739 443,723.802 663,119.017 1,033,376.880 1,220,448.605 1,340,523.041 1,708,849.699 1,769,679.933 2,120,593.977 2,257,581.602
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.345990 $1.283364 $1.301251 $1.289009 $1.305180 $1.325777 $1.287416 $1.338732 $1.294588 $1.223523	$1.442405 $1.345990 $1.283364 $1.301251 $1.289009 $1.305180 $1.325777 $1.287416 $1.338732 $1.294588	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 10,645.516 10,724.426
TA BlackRock Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.096253 $2.507840 $2.828551 $2.576425 $2.596169 $2.648444 $2.364755 $2.307934 $1.868540 $2.009964	$3.043873 $3.096253 $2.507840 $2.828551 $2.576425 $2.596169 $2.648444 $2.364755 $2.307934 $1.868540	99,713.114 99,348.916 124,775.476 174,264.439 195,404.575 178,425.665 205,934.944 248,748.246 190,927.730 221,041.025
TA BlackRock Government Money Market - Initial Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.323027 $1.315600 $1.310464 $1.328679 $1.347167 $1.365957 $1.384989 $1.404323 $1.424033 $1.443835	$1.308494 $1.323027 $1.315600 $1.310464 $1.328679 $1.347167 $1.365957 $1.384989 $1.404323 $1.424033	2,017,637.060 1,203,771.235 724,545.787 1,753,525.767 1,926,883.029 1,737,465.516 1,977,047.305 2,576,523.386 2,195,015.845 2,718,859.661
TA BlackRock iShares Edge 40 - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.913536 $1.682742 $1.780078 $1.644687 $1.631372 $1.655467 $1.590224 $1.504417 $1.437321 $1.431436	$2.069188 $1.913536 $1.682742 $1.780078 $1.644687 $1.631372 $1.655467 $1.590224 $1.504417 $1.437321	136,945.063 124,014.943 138,103.330 226,454.835 236,164.013 250,496.278 264,725.794 304,429.015 319,098.188 328,666.265

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.712997 $1.483953 $1.574339 $1.429347 $1.381506 $1.402594 $1.353599 $1.221728 $1.126149 $1.100689	$1.912145 $1.712997 $1.483953 $1.574339 $1.429347 $1.381506 $1.402594 $1.353599 $1.221728 $1.126149	69,800.132 131,797.108 131,784.628 239,423.207 194,556.443 179,893.649 157,794.034 181,649.693 332,589.922 214,678.813
TA International Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.717314 $1.363827 $1.680602 $1.339186 $1.356820 $1.374775 $1.470090 $1.262298 $1.047888 $1.181344	$2.047519 $1.717314 $1.363827 $1.680602 $1.339186 $1.356820 $1.374775 $1.470090 $1.262298 $1.047888	430,385.803 460,646.933 548,270.456 679,728.916 659,010.989 660,387.086 630,609.679 691,107.848 730,877.450 863,056.457
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.214082 $1.642219 $1.685882 $1.325029 $1.371566 $1.464469 $1.484756 $1.082014 $1.005894 $1.093306	$2.602831 $2.214082 $1.642219 $1.685882 $1.325029 $1.371566 $1.464469 $1.484756 $1.082014 $1.005894	279,894.841 290,963.073 324,091.763 427,927.395 444,444.096 483,773.702 516,970.112 512,902.105 677,985.419 765,899.224
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.961873 $1.746534 $1.844507 $1.657884 $1.606754 $1.661765 $1.648938 $1.528836 $1.442720 $1.425031	$2.156747 $1.961873 $1.746534 $1.844507 $1.657884 $1.606754 $1.661765 $1.648938 $1.528836 $1.442720	463,968.343 381,280.165 301,668.417 998,960.729 1,107,881.368 1,364,400.546 1,259,890.987 1,364,339.859 1,673,380.893 1,852,744.971
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.430173 $1.954917 $2.212411 $1.799904 $1.720483 $1.778910 $1.755888 $1.404033 $1.264501 $1.355615	$2.989510 $2.430173 $1.954917 $2.212411 $1.799904 $1.720483 $1.778910 $1.755888 $1.404033 $1.264501	1,415,440.266 1,553,059.123 1,615,570.298 2,926,165.494 3,419,202.044 3,597,841.267 4,010,983.152 4,361,964.820 4,904,843.257 4,962,931.609
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.317335 $1.957979 $2.136608 $1.808773 $1.721340 $1.785308 $1.764902 $1.499056 $1.373886 $1.421687	$2.629674 $2.317335 $1.957979 $2.136608 $1.808773 $1.721340 $1.785308 $1.764902 $1.499056 $1.373886	1,259,698.324 1,534,883.301 1,687,527.567 2,526,297.059 2,884,659.861 3,055,707.527 3,872,956.824 3,839,338.614 4,313,622.259 5,196,168.491

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.171296 $1.891156 $2.021417 $1.759837 $1.690350 $1.753065 $1.729756 $1.545347 $1.431983 $1.443528	$2.411233 $2.171296 $1.891156 $2.021417 $1.759837 $1.690350 $1.753065 $1.729756 $1.545347 $1.431983	1,354,186.347 1,355,306.758 1,558,233.584 2,126,188.745 2,257,592.030 2,433,581.175 2,968,810.539 3,437,939.053 3,835,522.584 3,705,371.143
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.045608 $3.130651 $3.377814 $2.826953 $2.574211 $2.612185 $2.319704 $1.774989 $1.547016 $1.557120	$4.794297 $4.045608 $3.130651 $3.377814 $2.826953 $2.574211 $2.612185 $2.319704 $1.774989 $1.547016	1,100,740.521 1,228,547.562 1,469,642.334 1,894,238.257 2,149,382.073 2,196,625.373 2,674,035.923 3,144,246.480 3,394,481.895 3,971,674.763
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.227971 $1.058741 $1.218819 $1.017403 $1.020629 $1.054808 $1.078076 $0.972012 $0.876311 $0.960974	$1.387105 $1.227971 $1.058741 $1.218819 $1.017403 $1.020629 $1.054808 $1.078076 $0.972012 $0.876311	31,245.872 36,393.658 59,130.865 48,854.326 74,860.657 78,894.602 35,122.746 35,196.449 43,020.281 43,318.099
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.829677 $2.277299 $2.627125 $2.353439 $2.088181 $2.181515 $1.923740 $1.483777 $1.251416 $1.247323	$2.819465 $2.829677 $2.277299 $2.627125 $2.353439 $2.088181 $2.181515 $1.923740 $1.483777 $1.251416	79,520.109 99,766.605 103,253.086 99,583.584 138,618.238 130,232.732 117,373.663 103,992.963 79,774.641 89,184.622
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.481363 $1.298875 $1.379892 $1.233401 $1.205397 $1.244287 $1.206806 $1.098161 $1.027339 $1.026637	$1.522104 $1.481363 $1.298875 $1.379892 $1.233401 $1.205397 $1.244287 $1.206806 $1.098161 $1.027339	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.468004 $1.326808 $1.395683 $1.274558 $1.241745 $1.267846 $1.221569 $1.152583 $1.096261 $1.077372	$1.518850 $1.468004 $1.326808 $1.395683 $1.274558 $1.241745 $1.267846 $1.221569 $1.152583 $1.096261	172,404.821 177,586.963 102,383.172 101,808.174 100,136.306 44,609.758 0.000 4,817.736 4,887.848 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.558662 $1.323577 $1.445701 $1.237328 $1.198641 $1.259696 $1.228546 $1.048774 $0.953385 $0.977792	$1.601959 $1.558662 $1.323577 $1.445701 $1.237328 $1.198641 $1.259696 $1.228546 $1.048774 $0.953385	78,942.402 79,358.462 101,702.429 164,173.461 169,568.453 181,216.007 191,288.342 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.117098 $3.373816 $3.207002 $2.264535 $2.349325 $2.131016 $2.038460 $1.394255 $1.223626 $1.317216	$8.846251 $4.117098 $3.373816 $3.207002 $2.264535 $2.349325 $2.131016 $2.038460 $1.394255 $1.223626	2,307,731.403 2,663,858.589 228,210.225 177,307.026 209,800.147 240,714.091 260,627.383 242,402.458 278,112.048 425,573.529
TA Morgan Stanley Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.798514 $1.547503 $1.698731 $1.517677 $1.471763 $1.510916 $1.507099 $1.336776 $1.233828 $1.302136	$2.098929 $1.798514 $1.547503 $1.698731 $1.517677 $1.471763 $1.510916 $1.507099 $1.336776 $1.233828	1,017,981.397 1,202,717.232 1,384,429.922 2,110,588.396 2,250,075.228 2,349,895.259 2,589,014.333 2,312,702.413 2,424,842.397 2,749,647.585
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.956440 $2.461906 $2.591388 $2.302130 $2.163870 $2.189471 $2.003550 $1.720340 $1.549757 $1.510448	$3.379126 $2.956440 $2.461906 $2.591388 $2.302130 $2.163870 $2.189471 $2.003550 $1.720340 $1.549757	140,062.955 147,987.494 125,387.180 146,635.113 138,389.286 129,810.524 160,361.732 116,000.476 175,227.883 64,667.093
TA Multi-Managed Balanced - Service Class Subaccount Inception Date April 29. 2010	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.160733 $1.803333 $1.903002 $1.695316 $1.597024 $1.620403 $1.486983 $1.280456 $1.155257 $1.129037	$2.463392 $2.160733 $1.803333 $1.903002 $1.695316 $1.597024 $1.620403 $1.486983 $1.280456 $1.155257	74,757.710 75,721.575 115,391.754 113,691.568 65,279.863 67,287.993 60,262.963 38,935.035 11,270.133 5,185.256
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.742149 $1.629446 $1.663270 $1.607936 $1.587343 $1.598537 $1.548550 $1.611259 $1.519235 $1.449581	$1.850127 $1.742149 $1.629446 $1.663270 $1.607936 $1.587343 $1.598537 $1.548550 $1.611259 $1.519235	970,505.702 1,129,829.913 1,167,213.174 1,998,881.364 2,215,506.632 2,311,226.521 2,685,537.911 2,728,240.011 3,129,682.945 3,174,633.832

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$15.062875 $12.191733 $13.963424 $12.252662 $10.256879 $10.668525 $10.280692 $7.647247 $6.663030 $6.940581	$15.454993 $15.062875 $12.191733 $13.963424 $12.252662 $10.256879 $10.668525 $10.280692 $7.647247 $6.663030	480,621.998 519,818.171 577,546.026 692,034.221 756,915.096 852,322.099 966,790.140 1,082,926.806 1,204,093.297 1,376,631.504
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.095296 $2.363941 $2.579946 $2.137387 $1.948576 $1.928918 $1.835694 $1.291996 $1.132477 $1.129182	$3.771809 $3.095296 $2.363941 $2.579946 $2.137387 $1.948576 $1.928918 $1.835694 $1.291996 $1.132477	289,269.619 335,574.309 367,467.752 669,488.847 733,272.754 775,832.634 811,513.146 849,762.005 974,775.004 1,067,583.519
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8,1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.516011 $2.107341 $2.529673 $2.086880 $2.093467 $2.095199 $2.240705 $1.827259 $1.587105 $1.877702	$2.643576 $2.516011 $2.107341 $2.529673 $2.086880 $2.093467 $2.095199 $2.240705 $1.827259 $1.587105	937,895.537 1,068,162.244 1,191,436.926 1,464,147.190 1,564,597.886 1,699,416.186 1,856,822.561 1,989,894.293 2,225,277.534 2,530,274.280
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.400453 $1.738047 $1.758810 $1.380343 $1.361352 $1.291938 $1.179104 $0.902570 $0.808764 $0.851858	$3.250280 $2.400453 $1.738047 $1.758810 $1.380343 $1.361352 $1.291938 $1.179104 $0.902570 $0.808764	5,909,416.178 6,806,167.737 5,813,832.762 8,836,076.855 9,845,911.345 10,744,122.784 12,765,863.024 13,781,219.750 15,827,410.641 18,041,358.089

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.187050 $1.878004 $2.036899 $1.788036 $1.737579 $1.741112 $1.649925 $1.440290 $1.289515 $1.350083	$2.354082 $2.187050 $1.878004 $2.036899 $1.788036 $1.737579 $1.741112 $1.649925 $1.440290 $1.289515	557,107.300 588,012.485 634,228.970 682,125.094 771,268.199 814,928.473 838,519.045 962,747.698 729,401.430 739,429.087

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.734649 $2.241063 $2.411307 $2.059550 $1.878317 $1.875968 $1.738808 $1.308696 $1.130799 $1.079926	$2.766309 $2.734649 $2.241063 $2.411307 $2.059550 $1.878317 $1.875968 $1.738808 $1.308696 $1.130799	317,232.074 381,170.210 401,142.729 627,745.996 699,919.596 703,461.815 761,069.713 807,859.297 828,047.487 745,778.142
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.553426 $2.678996 $2.652411 $2.040502 $2.019415 $1.845350 $1.642083 $1.214190 $1.054017 $1.109325	$4.740745 $3.553426 $2.678996 $2.652411 $2.040502 $2.019415 $1.845350 $1.642083 $1.214190 $1.054017	129,633.748 161,050.162 174,369.066 197,650.047 307,356.226 331,458.830 392,386.479 538,723.857 559,724.307 633,847.168
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.214772 $1.856124 $1.977029 $1.728094 $1.604666 $1.607850 $1.549943 $1.273134 $1.113350 $1.116648	$2.451452 $2.214772 $1.856124 $1.977029 $1.728094 $1.604666 $1.607850 $1.549943 $1.273134 $1.113350	2,953,271.268 3,725,335.076 4,021,727.424 4,651,552.231 5,399,361.869 4,954,325.745 4,923,822.298 4,980,270.198 5,739,566.478 5,457,608.113
American Funds - The Bond Fund of AmericaSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.208028 $1.122332 $1.148591 $1.1125662 $1.110913 $1.125609 $1.086297 $1.128027 $1.087721 $1.041503	$1.304747 $1.208028 $1.122332 $1.148591 $1.125662 $1.110913 $1.125609 $1.086297 $1.128027 $1.087721	849,289.987 748,808.782 861,245.971 929,702.577 992,611.341 1,064,676.512 1,199,165.434 1,572,105.989 1,638,608.543 1,057,055.964
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.168864 $2.461933 $2.507750 $1.985902 $1.842755 $1.752076 $1.640522 $1.281122 $1.104178 $1.171929	$4.743402 $3.168864 $2.461933 $2.507750 $1.985902 $1.842755 $1.752076 $1.640522 $1.281122 $1.104178	712,188.255 490,403.706 584,227.011 705,094.111 684,368.868 710,557.648 670,761.375 683,647.297 541,517.978 333,346.114
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.801989 $2.256937 $2.334974 $1.938364 $1.765846 $1.768375 $1.623967 $1.235904 $1.068907 $1.106211	$3.131436 $2.801989 $2.256937 $2.334974 $1.938364 $1.765846 $1.768375 $1.623967 $1.235904 $1.068907	175,945.145 278,989.402 294,899.899 385,310.283 405,378.778 377,474.957 313,360.071 327,948.055 174,700.359 85,630.480

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.502750 $1.242487 $1.453360 $1.117359 $1.096454 $1.166813 $1.217803 $1.017205 $0.876596 $1.035154	$1.685743 $1.502750 $1.242487 $1.453360 $1.117359 $1.096454 $1.166813 $1.217803 $1.017205 $0.876596	269,124.309 366,668.714 375,929.942 487,874.440 483,674.160 529,752.663 500,226.363 490,478.385 431,102.318 354,794.770
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.652148 $2.168192 $2.383606 $2.230714 $1.911936 $2.059349 $1.897696 $1.392250 $1.236708 $1.284217	$2.707873 $2.652148 $2.168192 $2.383606 $2.230714 $1.911936 $2.059349 $1.897696 $1.392250 $1.236708	259,515.326 334,178.953 352,046.205 412,867.505 451,987.915 511,807.611 650,715.510 692,197.027 787,478.976 929,691.471
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.921243 $2.508025 $2.742004 $2.439467 $2.373440 $2.421503 $2.402306 $2.120581 $1.948016 $2.044707	$3.489602 $2.921243 $2.508025 $2.742004 $2.439467 $2.373440 $2.421503 $2.402306 $2.120581 $1.948016	121,423.086 185,185.379 230,661.220 391,306.183 589,740.825 731,218.754 1,355,600.434 1,918,701.432 2,091,771.093 2,466,641.160
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.811418 $2.470265 $2.570805 $2.426549 $2.176976 $2.287031 $2.251689 $2.086122 $1.827203 $1.791215	$2.977689 $2.811418 $2.470265 $2.570805 $2.426549 $2.176976 $2.287031 $2.251689 $2.086122 $1.827203	134,244.354 241,102.594 238,989.256 258,539.738 279,611.756 314,728.106 331,027.909 352,702.597 402,697.846 344,564.275
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.018010 $1.647053 $1.746131 $1.523263 $1.442358 $1.455868 $1.340488 $1.138401 $1.004416 $1.057928	$2.432909 $2.018010 $1.647053 $1.746131 $1.523263 $1.442358 $1.455868 $1.340488 $1.138401 $1.004416	1,949,421.656 2,211,134.137 2,695,812.623 3,227,693.183 3,701,931.626 3,475,338.007 3,082,575.881 3,082,310.283 2,567,618.408 2,412,160.716
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.771015 $2.909948 $3.157670 $2.630701 $2.473594 $2.495393 $2.263981 $1.751320 $1.527631 $1.591765	$4.848149 $3.771015 $2.909948 $3.157670 $2.630701 $2.473594 $2.495393 $2.263981 $1.751320 $1.527631	987,165.988 965,673.284 1,115,767.274 1,348,306.038 1,421,163.935 1,531,519.674 1,916,531.305 2,016,183.610 1,891,018.317 1,576,566.221

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.511007 $2.001184 $2.216589 $1.993189 $1.715280 $1.814489 $1.694403 $1.342765 $1.162115 $1.169536	$2.638425 $2.511007 $2.001184 $2.216589 $1.993189 $1.715280 $1.814489 $1.694403 $1.342765 $1.162115	165,821.095 194,674.900 199,321.034 230,222.820 254,734.237 266,615.325 280,166.322 315,684.517 368,248.959 624,462.500
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.244691 $2.453317 $2.496191 $1.875555 $1.889475 $1.790430 $1.633781 $1.216905 $1.077600 $1.091941	$4.597996 $3.244691 $2.453317 $2.496191 $1.875555 $1.889475 $1.790430 $1.633781 $1.216905 $1.077600	75,177.271 78,562.122 86,515.395 122,762.504 166,774.131 179,435.963 304,199.539 308,257.613 353,915.330 490,304.339
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.040569 $3.323069 $3.950047 $3.319515 $3.004336 $3.093779 $2.955724 $2.203677 $1.948696 $2.214293	$4.701388 $4.040569 $3.323069 $3.950047 $3.319515 $3.004336 $3.093779 $2.955724 $2.203677 $1.948696	151,232.499 178,316.654 190,855.742 244,148.912 246,941.497 282,637.444 301,284.612 308,248.048 385,906.818 412,535.591
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.916226 $2.202956 $2.705110 $2.301019 $2.133073 $2.232022 $2.122792 $1.651800 $1.316950 $1.466580	$3.109687 $2.916226 $2.202956 $2.705110 $2.301019 $2.133073 $2.232022 $2.122792 $1.651800 $1.316950	174,658.958 191,544.095 199,415.856 291,746.655 309,838.083 319,324.580 282,315.758 298,854.512 342,111.110 337,886.500
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.232122 $1.893990 $2.125218 $1.928741 $1.732726 $1.874843 $1.851111 $1.518385 $1.337593 $1.380025	$2.458755 $2.232122 $1.893990 $2.125218 $1.928741 $1.732726 $1.874843 $1.851111 $1.518385 $1.337593	1,183,974.472 1,223,285.836 1,284,886.562 1,440,615.392 1,536,450.138 1,689,864.780 1,807,243.387 1,832,337.457 1,901,457.438 2,019,176.174
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.586071 $1.384375 $1.465545 $1.353601 $1.202518 $1.310604 $1.269067 $1.128272 $1.014638 $1.003872	$1.576583 $1.586071 $1.384375 $1.465545 $1.353601 $1.202518 $1.310604 $1.269067 $1.128272 $1.014638	107,175.956 176,118.918 190,448.572 290,801.072 321,481.752 599,765.861 650,815.257 778,612.199 1,106,855.433 1,291,097.086

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.507680 $1.246024 $1.388171 $1.297832 $1.132756 $1.207066 $1.141472 $0.901525 $0.799440 $0.818330	$1.413253 $1.507680 $1.246024 $1.388171 $1.297832 $1.132756 $1.207066 $1.141472 $0.901525 $0.799440	25,057.591 39,147.712 40,935.873 93,907.258 102,448.076 129,731.114 146,147.292 209,427.797 209,630.219 209,841.826
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.371913 $1.761200 $1.856448 $1.480399 $1.469940 $1.421529 $1.331264 $0.964665 $1.000000	$3.324839 $2.371913 $1.761200 $1.856448 $1.480399 $1.469940 $1.421529 $1.331264 $0.964665	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$5.532603 $4.146680 $4.229040 $3.370822 $3.045864 $2.973442 $2.683577 $2.058824 $1.782863 $1.836327	$6.509315 $5.532603 $4.146680 $4.229040 $3.370822 $3.045864 $2.973442 $2.683577 $2.058824 $1.782863	5,824.256 6,214.954 6,622.265 7,029.546 7,474.998 8,852.474 11,808.400 17,585.518 26,189.351 30,803.924
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.057626 $1.619385 $1.765611 $1.411790 $1.404556 $1.459787 $1.379692 $1.091246 $0.922333 $1.086242	$2.432646 $2.057626 $1.619385 $1.765611 $1.411790 $1.404556 $1.459787 $1.379692 $1.091246 $0.922333	82,485.999 99,904.296 108,074.881 143,413.817 156,572.140 179,646.775 196,484.472 222,611.510 245,832.954 301,124.662
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.648785 $2.616322 $2.696836 $2.162394 $2.013286 $2.084189 $2.282350 $1.637182 $1.371883 $1.552619	$5.243924 $3.648785 $2.616322 $2.696836 $2.162394 $2.013286 $2.084189 $2.282350 $1.637182 $1.371883	27,979.424 31,045.292 54,241.590 60,862.487 62,005.582 75,454.789 77,931.272 137,104.251 193,918.861 196,390.815
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.249486 $1.897096 $2.041779 $1.846240 $1.718667 $1.751164 $1.638943 $1.398243 $1.276894 $1.273275	$2.431946 $2.249486 $1.897096 $2.041779 $1.846240 $1.718667 $1.751164 $1.638943 $1.398243 $1.276894	36,776.885 51,171.674 55,667.491 174,547.833 213,995.902 219,940.093 241,469.264 368,644.590 414,453.706 451,580.891

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.614042 $1.417563 $1.540757 $1.356701 $1.298076 $1.335484 $1.290061 $1.142177 $1.032864 $1.081849	$1.687800 $1.614042 $1.417563 $1.540757 $1.356701 $1.298076 $1.335484 $1.290061 $1.142177 $1.032864	1,035,607.921 1,072,194.454 1,144,132.106 1,544,575.373 1,648,400.401 1,721,173.824 1,765,744.305 1,678,266.393 1,773,868.972 1,844,050.315
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.042608 $0.938575 $1.124490 $0.976125 $0.922583 $1.069777 $1.139286 $0.938505 $0.804149 $0.911517	$1.017310 $1.042608 $0.938575 $1.124490 $0.976125 $0.922583 $0.999475 $1.139286 $0.938505 $0.804149	80,441.472 102,306.416 107,385.332 113,177.296 212,035.791 230,693.011 287,967.884 299,517.150 359,179.321 280,908.328
TA 60/40 Allocation - Service Class Subaccount Inception Date May 1, 2018	2020 2019 2018	$1.134323 $0.956509 $0.998930	$1.259357 $1.134323 $0.956509	531,177.281 315,956.992 323,230.034
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.639457 $2.341044 $2.428756 $2.289812 $2.010987 $2.126945 $2.072178 $1.969227 $1.699740 $1.643398	$2.736935 $2.639457 $2.341044 $2.428756 $2.289812 $2.010987 $2.126945 $2.072178 $1.969227 $1.699740	58,527.349 88,137.444 89,248.415 105,100.692 111,140.687 125,388.573 166,155.619 170,805.454 224,523.764 246,702.873
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.394700 $2.128436 $2.216300 $2.094002 $1.844453 $1.952378 $1.908942 $1.818674 $1.573385 $1.524631	$2.474554 $2.394700 $2.128436 $2.216300 $2.094002 $1.844453 $1.952378 $1.908942 $1.818674 $1.573385	29,176.399 143,025.600 144,034.590 157,402.643 178,123.782 183,372.738 188,711.316 192,566.401 193,373.358 202,005.613
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.795325 $2.285292 $2.616059 $2.276071 $2.006353 $2.108228 $1.903932 $1.480831 $1.342761 $1.323972	$2.556553 $2.795325 $2.285292 $2.616059 $2.276071 $2.006353 $2.108228 $1.903932 $1.480831 $1.342761	198,454.784 275,071.423 301,711.142 427,371.641 490,585.319 578,509.157 715,609.962 767,462.033 933,643.161 1,270,384.065

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.264067 $2.675739 $3.069432 $2.677392 $2.366784 $2.493089 $2.256200 $1.759082 $1.598704 $1.580608	$2.977669 $3.264067 $2.675739 $3.069432 $2.677392 $2.366784 $2.493089 $2.256200 $1.759082 $1.598704	530,443.943 490,680.231 542,153.054 667,692.946 754,676.791 825,411.014 815,454.575 911,298.381 721,840.416 572,281.356
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.492538 $1.418312 $1.433164 $1.414174 $1.428215 $1.445352 $1.399015 $1.449604 $1.396710 $1.314814	$1.605627 $1.492538 $1.418312 $1.433164 $1.414174 $1.428215 $1.445352 $1.399015 $1.449604 $1.396710	114,065.513 153,746.830 280,518.068 382,068.250 502,107.198 273,552.678 293,427.070 313,366.921 359,065.340 500,588.655
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.349553 $1.285479 $1.302104 $1.288579 $1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879	$1.447651 $1.349553 $1.285479 $1.302104 $1.288579 $1.303459 $1.322729 $1.283183 $1.333006 $1.287774	638,088.720 710,185.298 815,306.356 1,467,422.002 1,640,504.189 1,204,926.378 1,249,220.608 1,572,857.700 3,513,372.489 3,649,966.027
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.349553 $1.285479 $1.302104 $1.288579 $1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879	$1.447651 $1.349553 $1.285479 $1.302104 $1.288579 $1.303459 $1.322729 $1.283183 $1.333006 $1.287774	0.000 0.000 50,485.745 0.000 64,829.836 34,589.177 8,374.165 33,584.463 915,204.650 1,444,604.136
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2020 2019 2018 2017 2016 2015	$12.256055 $10.538768 $11.336551 $10.018405 $9.536912 $9.999646	$12.617902 $12.256055 $10.538768 $11.336551 $10.018405 $9.536912	239,281.352 309,264.686 366,948.952 373,694.487 141,723.042 27,998.876
TA BlackRock Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.150680 $2.549418 $2.872593 $2.613967 $2.631408 $2.681759 $2.392138 $2.332372 $1.886448 $2.027218	$3.100435 $3.150680 $2.549418 $2.872593 $2.613967 $2.631408 $2.681759 $2.392138 $2.332372 $1.886448	19,781.134 27,577.089 30,049.665 32,161.318 35,906.168 37,508.531 48,087.859 70,461.613 90,879.351 117,503.704

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.080681 $2.498881 $2.823071 $2.575953 $2.598477 $2.655419 $2.374297 $2.319167 $1.879905 $2.026045	$3.025696 $3.080681 $2.498881 $2.823071 $2.575953 $2.598477 $2.655419 $2.374297 $2.319167 $1.879905	115,574.806 148,622.014 211,928.909 248,844.253 297,425.892 370,146.150 363,745.695 367,076.560 309,761.994 154,046.128
TA BlackRock Government Money Market - Initial Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.983729 $0.977245 $0.972463 $0.985021 $0.997764 $1.010661 $1.023775 $1.036989 $1.050533 $1.064042	$0.973896 $0.983729 $0.977245 $0.972463 $0.985021 $0.997764 $1.010661 $1.023775 $1.036989 $1.050533	435,030.345 332,692.994 352,609.226 372,604.040 387,632.097 408,319.096 495,892.715 1,627,715.277 1,464,841.168 2,546,518.578
TA BlackRock Government Money Market - Service Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.959755 $0.955808 $0.960270 $0.972661 $0.985199 $0.997964 $1.010867 $1.023982 $1.037275 $1.050711	$0.949723 $0.959755 $0.955808 $0.960270 $0.972661 $0.985199 $0.997964 $1.010867 $1.023982 $1.037275	5,353,913.375 2,328,394.014 3,167,577.599 2,639,309.407 2,318,377.432 2,280,724.167 2,999,559.376 4,302,329.122 3,567,891.132 4,855,372.383
TA BlackRock iShares Edge 40 - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.947207 $1.710659 $1.807822 $1.668691 $1.653554 $1.676319 $1.608668 $1.520365 $1.451112 $1.443750	$2.107678 $1.947207 $1.710659 $1.807822 $1.668691 $1.653554 $1.676319 $1.608668 $1.520365 $1.451112	25,980.165 32,299.450 39,872.811 78,850.017 85,429.397 122,041.180 143,137.684 146,703.200 161,604.129 172,714.745
TA BlackRock iShares Edge 40- Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.923781 $1.693095 $1.794694 $1.659939 $1.648662 $1.677130 $1.612566 $1.528267 $1.463422 $1.458130	$2.078598 $1.923781 $1.693095 $1.794694 $1.659939 $1.648662 $1.677130 $1.612566 $1.528267 $1.463422	3,278,234.980 3,698,201.780 4,342,484.060 4,861,369.989 5,697,041.737 6,099,751.292 5,601,069.416 5,815,483.563 6,134,764.739 5,543,019.285
TA BlackRock iShares Edge 50 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$12.469923 $10.886332 $11.325813 $10.166524 $9.998941	$13.506835 $12.469923 $10.886332 $11.325813 $10.166524	58,854.879 9,614.686 12,474.915 5,404.826 5,154.413
TA BlackRock iShares Edge 75 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$13.424370 $11.306219 $11.920114 $10.235836 $9.998941	$14.611781 $13.424370 $11.306219 $11.920114 $10.235836	24,365.274 23,485.932 12,159.202 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock iShares Edge 100 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$14.656853 $11.918079 $12.753013 $10.483340 $9.998941	$15.898341 $14.656853 $11.918079 $12.753013 $10.483340	36,230.676 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.083901 $1.803486 $1.911429 $1.733688 $1.674007 $1.697878 $1.636959 $1.476025 $1.359202 $1.327154	$2.328451 $2.083901 $1.803486 $1.911429 $1.733688 $1.674007 $1.697878 $1.636959 $1.476025 $1.359202	7,509,746.935 8,338,614.685 9,975,755.313 11,696,460.569 12,768,214.603 13,283,828.633 13,891,160.932 14,766,401.930 13,938,681.325 8,752,537.721
TA International Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.157700 $1.711865 $2.107382 $1.677624 $1.698048 $1.718813 $1.836166 $1.575082 $1.306244 $1.471150	$2.575131 $2.157700 $1.711865 $2.107382 $1.677624 $1.698048 $1.718813 $1.836166 $1.575082 $1.306244	94,127.757 93,840.829 96,476.893 81,493.209 63,376.789 78,469.889 111,176.532 111,733.361 163,263.194 219,686.947
TA International Growth - Service Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.662744 $2.117196 $2.614139 $2.085307 $2.115178 $2.147893 $2.300269 $1.978606 $1.644699 $1.855655	$3.169650 $2.662744 $2.117196 $2.614139 $2.085307 $2.115178 $2.147893 $2.300269 $1.978606 $1.644699	167,063.485 185,694.647 235,038.546 278,924.837 281,669.654 346,730.147 365,145.538 368,267.717 297,178.693 151,227.747
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.703741 $1.417295 $1.436757 $1.246759 $1.212964 $1.227238 $1.152921 $0.981275 $0.883639 $1.003605	$1.922610 $1.703741 $1.417295 $1.436757 $1.246759 $1.212964 $1.227238 $1.152921 $0.981275 $0.883639	1,667,222.808 1,922,255.447 2,220,748.115 2,085,661.315 1,058,300.583 1,051,459.916 1,048,758.482 1,053,547.859 863,145.147 269,918.172
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.063192 $2.269777 $2.327812 $1.827775 $1.890106 $2.016138 $2.042045 $1.486673 $1.380711 $1.499222	$3.604576 $3.063192 $2.269777 $2.327812 $1.827775 $1.890106 $2.016138 $2.042045 $1.486673 $1.380711	233,326.204 275,007.142 268,564.348 212,518.546 229,410.158 240,999.470 281,783.839 408,732.103 470,599.655 580,409.017

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.827919 $2.844364 $2.924162 $2.300855 $2.385641 $2.550908 $2.590834 $1.890470 $1.760676 $1.916075	$4.494204 $3.827919 $2.844364 $2.924162 $2.300855 $2.385641 $2.550908 $2.590834 $1.890470 $1.760676	69,680.354 92,205.039 94,162.415 104,125.178 110,259.307 115,774.347 122,128.795 145,299.837 138,549.606 77,571.969
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.996351 $1.775477 $1.873207 $1.682029 $1.628543 $1.682639 $1.668008 $1.544993 $1.456515 $1.437238	$2.196812 $1.996351 $1.775477 $1.873207 $1.682029 $1.628543 $1.682639 $1.668008 $1.544993 $1.456515	220,081.215 208,634.281 138,379.973 279,042.746 240,264.815 262,539.845 523,223.842 591,928.032 713,701.393 845,867.126
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.040283 $1.820182 $1.926443 $1.733584 $1.683598 $1.742852 $1.731760 $1.608077 $1.519752 $1.504008	$2.240643 $2.040283 $1.820182 $1.926443 $1.733584 $1.683598 $1.742852 $1.731760 $1.608077 $1.519752	5,272,589.351 6,718,677.814 8,039,996.163 9,157,023.650 11,246,271.970 13,192,925.235 14,110,752.092 16,433,838.749 18,881,346.243 17,677,498.763
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.472918 $1.987343 $2.246878 $1.826144 $1.743847 $1.801306 $1.776232 $1.418904 $1.276631 $1.367260	$3.045096 $2.472918 $1.987343 $2.246878 $1.826144 $1.743847 $1.801306 $1.776232 $1.418904 $1.276631	319,197.797 325,674.322 333,639.127 340,750.603 349,242.074 400,949.493 510,650.895 539,238.268 666,948.369 677,820.576
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.853284 $2.296462 $2.605367 $2.121978 $2.031253 $2.102166 $2.078828 $1.666162 $1.501835 $1.613207	$3.502795 $2.853284 $2.296462 $2.605367 $2.121978 $2.031253 $2.102166 $2.078828 $1.666162 $1.501835	1,245,229.040 1,558,638.476 1,694,027.636 1,950,436.482 2,224,095.079 3,297,295.678 3,705,354.652 3,924,165.708 4,298,785.597 3,406,721.868
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.358055 $1.990416 $2.169847 $1.835101 $1.744674 $1.807722 $1.785307 $1.514897 $1.387033 $1.433899	$2.678529 $2.358055 $1.990416 $2.169847 $1.835101 $1.744674 $1.807722 $1.785307 $1.514897 $1.387033	628,053.607 773,958.175 860,372.685 981,742.364 1,028,362.757 1,075,080.256 1,368,636.495 1,415,699.468 1,536,242.668 1,811,429.761

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.594744 $2.194261 $2.398537 $2.033266 $1.938414 $2.014370 $1.991807 $1.694938 $1.555706 $1.612582	$2.937069 $2.594744 $2.194261 $2.398537 $2.033266 $1.938414 $2.014370 $1.991807 $1.694938 $1.555706	21,363,525.627 24,791,809.686 27,886.317.532 31,867,220.704 35,216,056.335 39,293,030.726 42,732,197.436 45,333,786.219 46,400,274.857 46,043,913.118
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.209526 $1.922560 $2.052955 $1.785537 $1.713344 $1.775158 $1.749828 $1.561728 $1.445722 $1.455947	$2.456108 $2.209526 $1.922560 $2.052955 $1.785537 $1.713344 $1.775158 $1.749828 $1.561728 $1.445722	953,134.172 1,248,617.720 1,489,210.876 1,837,279.377 2,376,338.945 2,594,559.631 3,218,293.910 3,390,662.147 3,882,960.538 4,293,542.656
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.341197 $2.041380 $2.184951 $1.906034 $1.834331 $1.905368 $1.881047 $1.682810 $1.562448 $1.578099	$2.594898 $2.341197 $2.041380 $2.184951 $1.906034 $1.834331 $1.905368 $1.881047 $1.682810 $1.562448	34,718,415.105 40,211,821.241 45,609,107.506 51,960,609.185 56,997,545.733 63,369,771.652 68,996,102.727 73,344,004.016 71,923,177.642 56,627,587.676
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.163396 $1.088661 $1.103913 $1.081241 $1.073151 $1.083475 $1.044282 $1.080866 $1.045293 $1.000000	$1.230750 $1.163396 $1.088661 $1.103913 $1.081241 $1.073151 $1.083475 $1.044282 $1.080866 $1.045293	909,326.453 960,178.230 1,151,882.554 1,476,752.931 1,853,198.305 1,818,608.010 2,190,118.230 2,557,781.665 2,741,576.753 1,491,955.231
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date July 2, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.167954 $2.449078 $2.639811 $2.207143 $2.007843 $2.035443 $1.805751 $1.380371 $1.201886 $1.208546	$3.757925 $3.167954 $2.449078 $2.639811 $2.207143 $2.007843 $2.035443 $1.805751 $1.380371 $1.201886	491,507.536 508,344.217 533,977.395 495,454.896 518,480.641 473,665.176 230,673.281 159,961.290 185,920.948 188,142.639
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 2, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.624455 $2.809410 $3.035775 $2.545252 $2.320211 $2.358738 $2.096535 $1.607288 $1.402552 $1.414049	$4.288544 $3.624455 $2.809410 $3.035775 $2.545252 $2.320211 $2.358738 $2.096535 $1.607288 $1.402552	43,164.292 43,898.041 49,575.268 79,470.441 73,094.796 56,436.082 59,442.667 44,868.081 45,895.086 50,329.621

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.244679 $1.072082 $1.232953 $1.028185 $1.030422 $1.063889 $1.086276 $0.978437 $0.881220 $0.965399	$1.407376 $1.244679 $1.072082 $1.232953 $1.028185 $1.030422 $1.063889 $1.086276 $0.978437 $0.881220	5,079,430.042 6,153,050.010 6,578,448.023 8,212,963.035 8,703,662.668 9,809,466.874 11,075,331.153 11,812,118.266 11,543,734.775 13,311,784.572
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.858088 $2.297901 $2.648256 $2.370036 $2.100822 $2.192572 $1.931579 $1.488347 $1.254029 $1.248693	$2.850577 $2.858088 $2.297901 $2.648256 $2.370036 $2.100822 $2.192572 $1.931579 $1.488347 $1.254029	111,792.918 110,361.450 120,703.954 204,543.022 133,145.808 163,284.831 108,777.344 132,923.722 95,508.021 34,455.114
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.318291 $1.193264 $1.248645 $1.165691 $1.133311 $1.152670 $1.098662 $1.057019 $0.996413 $1.000000	$1.458871 $1.318291 $1.193264 $1.248645 $1.165691 $1.133311 $1.152670 $1.098662 $1.057019 $0.996413	5,879,106.863 7,078,361.264 8,122,660.300 10,102,851.639 11,652,928.437 12,165,144.416 12,455,760.935 13,318,116.679 11,960,519.823 4,729,031.527
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.320361 $1.152418 $1.207504 $1.107258 $1.129178 $1.168109 $1.090765 $1.010238 $1.000000	$1.296265 $1.320361 $1.152418 $1.207504 $1.107258 $1.129178 $1.168109 $1.090765 $1.010238	4,951,616.758 5,418,175.680 6,078,418.941 6,274,297.147 7,210,082.090 7,880,624.109 7,595,198.816 7,778,595.823 3,780,792.917
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.390601 $1.205782 $1.282219 $1.147306 $1.173783 $1.225180 $1.147282 $1.005291 $1.000000	$1.343017 $1.390601 $1.205782 $1.282219 $1.147306 $1.173783 $1.225180 $1.147282 $1.005291	724,017.393 1,069,046.831 1,117,223.458 1,149,943.228 1,257,723.777 1,615,221.372 1,305,590.671 1,313,855.548 392,481.472
TA Madison Diversified Income - Service Class Subaccount Inception Date June 1, 2017	2020 2019 2018 2017	$1.491553 $1.314522 $1.341827 $1.281982	$1.589521 $1.491553 $1.314522 $1.341827	7,619.435 7,757.547 9,104.192 9,207.955

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.498510 $1.312605 $1.393105 $1.243990 $1.214544 $1.252491 $1.213568 $1.103217 $1.031053 $1.029338	$1.541250 $1.498510 $1.312605 $1.393105 $1.243990 $1.214544 $1.252491 $1.213568 $1.103217 $1.031053	23,127,507.659 26,626,095.579 30,039,763.393 33,769,397.817 35,861,914.914 38,006,534.377 39,265,014.422 38,868,031.199 27,963,095.008 15,779,168.929
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.482728 $1.338800 $1.406889 $1.283530 $1.249259 $1.274264 $1.226539 $1.156129 $1.098537 $1.078552	$1.535602 $1.482728 $1.338800 $1.406889 $1.283530 $1.249259 $1.274264 $1.226539 $1.156129 $1.098537	2,215,323.136 2,414,283.973 3,069,165.751 3,203,690.643 4,155,463.223 3,830,501.677 4,368,471.837 4,990,578.251 4,815,381.780 2,880,126.446
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.576752 $1.337617 $1.459587 $1.247992 $1.207777 $1.268046 $1.235472 $1.053646 $0.956851 $0.980374	$1.622149 $1.576752 $1.337617 $1.459587 $1.247992 $1.207777 $1.268046 $1.235472 $1.053646 $0.956851	15,599,415.369 17,067,135.907 18,627,723.263 20,672,417.533 22,875,224.683 24,681,536.276 25,852,992.439 25,132,460.094 19,990,316.759 11,577,810.988
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.438943 $1.229247 $1.280258 $1.170521 $1.138325 $1.191751 $1.117353 $0.990317 $1.000000	$1.709244 $1.438943 $1.229247 $1.280258 $1.170521 $1.138325 $1.191751 $1.117353 $0.990317	1,963,504.145 2,133,357.178 2,285,011.942 2,545,503.300 2,748,844.396 2,828,751.685 2,424,195.006 2,296,385.724 798,608.009
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.169742 $3.413596 $3.241595 $2.286714 $2.369998 $2.147652 $2.052367 $1.402391 $1.229552 $1.322299	$8.968193 $4.169742 $3.413596 $3.241595 $2.286714 $2.369998 $2.147652 $2.052367 $1.402391 $1.229552	412,687.063 555,657.315 282,998.020 250,063.465 194,050.762 249,157.154 254,727.018 307,117.794 383,424.455 424,718.507
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.992372 $4.095911 $3.898573 $2.756469 $2.863899 $2.603070 $2.492645 $1.707422 $1.501448 $1.617809	$10.708969 $4.992372 $4.095911 $3.898573 $2.756469 $2.863899 $2.603070 $2.492645 $1.707422 $1.501448	201,263.715 219,370.147 117,566.998 137,941.367 121,699.832 110,319.333 110,917.791 103,508.284 119,783.409 115,075.821

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.817581 $1.562370 $1.713350 $1.529220 $1.481492 $1.519405 $1.514075 $1.341634 $1.237087 $1.304287	$2.123281 $1.817581 $1.562370 $1.713350 $1.529220 $1.481492 $1.519405 $1.514075 $1.341634 $1.237087	21,316,182.626 24,533,598.632 29,786,912.213 36,250,536.796 39,809,432.116 43,915,535.139 44,970,147.108 45,862,811.210 48,480,671.742 47,586,559.221
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.720792 $9.467562 $10.398566 $9.362504 $9.448792 $9.911029 $9.998938	$11.269811 $10.720792 $9.467562 $10.398566 $9.362504 $9.448792 $9.911029	159,302.365 176,709.489 201,708.128 221,783.223 224,346.754 81,016.952 7,339.053
TA MSCI EAFE Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$11.143185 $9.335013 $11.042826 $9.998817	$11.842006 $11.143185 $9.335013 $11.042826	1,563.256 1,650.377 1,680.402 1,710.435
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.008387 $2.502701 $2.631711 $2.335657 $2.193233 $2.216994 $2.026737 $1.738528 $1.564589 $1.523399	$3.441900 $3.008387 $2.502701 $2.631711 $2.335657 $2.193233 $2.216994 $2.026737 $1.738528 $1.564589	58,176.097 60,393.728 62,870.173 65,371.339 74,573.084 77,818.396 80,374.900 56,128.699 40,016.357 122,778.132
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.006695 $2.506902 $2.642835 $2.352097 $2.213544 $2.243738 $2.056974 $1.769538 $1.594938 $1.557207	$3.431235 $3.006695 $2.506902 $2.642835 $2.352097 $2.213544 $2.243738 $2.056974 $1.769538 $1.594938	2,185,954.119 2,410,292.988 2,752,926.678 2,933,924.580 2,628,804.550 2,210,090.964 2,252,588.203 2,682,764.066 2,587,096.350 2,120,628.896
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.305672 $1.105189 $1.203104 $1.087760 $1.045616 $1.086881 $1.021051 $0.924764 $0.927731 $0.972919	$1.403104 $1.305672 $1.105189 $1.203104 $1.087760 $1.045616 $1.086881 $1.021051 $0.924764 $0.927731	2,245,999.453 2,347,375.677 2,480,127.122 2,731,075.852 2,918,364.382 2,535,624.706 2,607,863.654 2,297,319.091 893,750.271 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.229877 $1.059723 $1.131830 $1.038551 $1.002130 $1.036691 $0.965909 $0.904680 $0.902735 $0.988165	$1.334191 $1.229877 $1.059723 $1.131830 $1.038551 $1.002130 $1.036691 $0.965909 $0.904680 $0.902735	320,666.360 549,437.043 574,600.660 615,563.199 639,451.416 699,119.531 655,525.278 529,477.130 83,085.397 20,223.814

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.286214 $1.071884 $1.176258 $1.037660 $1.002286 $1.051673 $1.001314 $0.868392 $0.873700 $1.001344	$1.385133 $1.286214 $1.071884 $1.176258 $1.037660 $1.002286 $1.051673 $1.001314 $0.868392 $0.873700	271,922.602 288,953.490 426,171.891 466,112.527 282,989.535 272,560.893 257,745.053 219,389.438 109,788.660 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.772802 $1.656475 $1.689190 $1.631394 $1.608915 $1.618659 $1.566484 $1.628308 $1.533791 $1.462038	$1.884549 $1.772802 $1.656475 $1.689190 $1.631394 $1.608915 $1.618659 $1.566484 $1.628308 $1.533791	422,274.204 575,227.644 618,286.515 844,589.648 792,916.552 917,930.684 1,109,561.554 1,130,549.219 1,438,183.406 1,814,797.982
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.580402 $1.479373 $1.514131 $1.465674 $1.448832 $1.460109 $1.417595 $1.476859 $1.394065 $1.332858	$1.675652 $1.580402 $1.479373 $1.514131 $1.465674 $1.448832 $1.460109 $1.417595 $1.476859 $1.394065	5,595,444.592 6,609,356.486 7,992,757.101 9,332,602.282 10,488,498.237 11,233,062.611 12,206,605.332 13,838,318.263 15,119,216.559 12,995,664.816
TA PineBridge Inflation Opportunities - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.060179 $0.992561 $1.021338 $1.003182 $0.978956 $1.020959 $1.000432 $1.120422 $1.067818 $1.000000	$1.137558 $1.060179 $0.992561 $1.021338 $1.003182 $0.978956 $1.020959 $1.000432 $1.120422 $1.067818	1,832,293.977 2,155,102.528 2,504,041.280 2,666,682.050 2,812,002.871 2,875,438.376 3,159,663.146 3,290,232.707 3,603,775.701 1,845,111.188
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.024408 $0.043259 $0.041113 $0.061591 $0.081642 $0.089215 $0.121431 $0.224097 $0.321699 $0.407092	$0.011224 $0.024408 $0.043259 $0.041113 $0.061591 $0.081642 $0.089215 $0.121431 $0.224097 $0.321699	11,939,489.264 7,738,906.649 14,080,002.320 4,263,318.707 9,044,867.796 6,258,013.629 1,966,022.990 1,157,798.445 5,438,426.332 3,772,223.748
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.267881 $1.154653 $1.204541 $1.092376 $1.077997 $1.118419 $1.093530 $1.034599 $0.981563 $1.000000	$1.334885 $1.267881 $1.154653 $1.204541 $1.092376 $1.077997 $1.118419 $1.093530 $1.034599 $0.981563	2,112,064.315 2,955,005.523 3,249,274.202 3,844,368.895 4,656,127.765 4,240,246.470 4,447,833.223 4,515,972.167 4,038,656.292 2,534,981.135

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.330823 $1.210650 $1.304088 $1.098040 $1.090831 $1.182270 $1.160229 $1.008787 $0.921070 $1.000000	$1.286452 $1.330823 $1.210650 $1.304088 $1.098040 $1.090831 $1.182270 $1.160229 $1.008787 $0.921070	2,141,350.268 2,679,485.244 2,907,297.990 3,698,233.465 3,774,421.759 4,394,695.057 4,761,573.669 4,976,891.637 3,144,734.787 411,906.943
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.300367 $1.185353 $1.253090 $1.099513 $1.089976 $1.153485 $1.127698 $1.028090 $0.961731 $1.000000	$1.325367 $1.300367 $1.185353 $1.253090 $1.099513 $1.089976 $1.153485 $1.127698 $1.028090 $0.961731	6,159,634.103 7,168,288.804 8,055,150.203 8,674,459.889 8,913,904.992 9,099,089.713 9,557,722.584 9,482,295.498 6,123,957.705 208,900.488
TA Rothschild & Co Large Cap Value - Service Class(5) Subaccount Inception Date May 1, 2018	2020 2019 2018	$1.035802 $0.896829 $0.996983	$1.016318 $1.035802 $0.896829	0.000 0.000 0.000
TA S&P 500 Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$13.546350 $10.498753 $11.211232 $9.998817	$15.753035 $13.546350 $10.498753 $11.211232	2,600.461 2,641.533 2,681.547 0.000
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$5.058782 $4.090492 $4.680268 $4.102819 $3.431152 $3.565343 $3.432355 $2.550630 $2.220162 $2.310370	$5.195603 $5.058782 $4.090492 $4.680268 $4.102819 $3.431152 $3.565343 $3.432355 $2.550630 $2.220162	18,781.570 18,844.506 18,900.359 18,954.964 30,785.177 30,849.758 39,860.677 43,912.947 52,092.637 58,021.509
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 4, 1993	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.570569 $2.084178 $2.389512 $2.100046 $1.760906 $1.833930 $1.770430 $1.318339 $1.150938 $1.200178	$2.632482 $2.570569 $2.084178 $2.389512 $2.100046 $1.760906 $1.833930 $1.770430 $1.318339 $1.150938	129,729.858 132,605.236 139,555.282 139,570.149 148,187.260 149,187.940 89,690.392 99,240.622 98,961.962 77,923.657
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.291929 $3.274611 $3.570280 $2.954940 $2.691282 $2.661504 $2.530385 $1.779173 $1.557956 $1.551893	$5.235150 $4.291929 $3.274611 $3.570280 $2.954940 $2.691282 $2.661504 $2.530385 $1.779173 $1.557956	120,805.389 134,139.102 141,032.583 159,579.664 141,770.607 169,121.661 141,610.512 188,639.867 239,676.572 385,766.410

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$5.336370 $4.083199 $4.461413 $3.703653 $3.379834 $3.351557 $3.195598 $2.252732 $1.977404 $1.973204	$6.495478 $5.336370 $4.083199 $4.461413 $3.703653 $3.379834 $3.351557 $3.195598 $2.252732 $1.977404	197,186.961 219,152.467 277,010.819 296,134.266 305,250.256 302,173.956 308,978.397 321,091.853 383,408.642 226,832.253
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.101075 $1.758075 $2.108321 $1.737568 $1.741348 $1.741063 $1.860148 $1.515432 $1.314957 $1.554192	$2.209794 $2.101075 $1.758075 $2.108321 $1.737568 $1.741348 $1.741063 $1.860148 $1.515432 $1.314957	51,338.526 50,470.108 52,430.515 54,759.917 57,118.823 146,251.001 215,005.522 212,813.410 237,823.061 382,882.497
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.456531 $2.061082 $2.476808 $2.045442 $2.056223 $2.061529 $2.207073 $1.802010 $1.567856 $1.858979	$2.575396 $2.456531 $2.061082 $2.476808 $2.045442 $2.056223 $2.061529 $2.207073 $1.802010 $1.567856	73,318.830 73,530.248 73,950.873 76,649.621 97,733.089 97,748.488 104,872.465 120,032.899 220,920.132 163,840.459
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.976140 $2.876076 $2.907555 $2.279667 $2.246092 $2.129478 $1.941581 $1.484781 $1.329149 $1.398595	$5.389127 $3.976140 $2.876076 $2.907555 $2.279667 $2.246092 $2.129478 $1.941581 $1.484781 $1.329149	166,829.360 273,278.131 228,546.157 252,955.865 333,027.582 373,962.850 408,781.546 443,815.306 511,223.364 643,622.796
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.244377 $3.078170 $3.119474 $2.452179 $2.422417 $2.301749 $2.103766 $1.612851 $1.447720 $1.526478	$5.737653 $4.244377 $3.078170 $3.119474 $2.452179 $2.422417 $2.301749 $2.103766 $1.612851 $1.447720	253,413.337 413,989.350 399,519.397 493,470.363 527,211.004 601,912.312 624,744.164 660,914.065 463,454.765 399,969.691

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.488574 $2.038392 $2.192146 $1.871437 $1.705914 $1.702946 $1.577669 $1.186830 $1.024988 $0.978382	$2.518627 $2.488574 $2.038392 $2.192146 $1.871437 $1.705914 $1.702946 $1.577669 $1.186830 $1.024988	176,651.569 188,999.799 193,635.354 218,805.006 292,580.997 320,469.535 536,749.904 569,030.033 661,915.647 692,530.979
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.674922 $2.015675 $1.994683 $1.533753 $1.517153 $1.385704 $1.232456 $0.910853 $0.790303 $0.831363	$3.570465 $2.674922 $2.015675 $1.994683 $1.533753 $1.517153 $1.385704 $1.232456 $0.910853 $0.790303	59,059.410 63,754.941 66,096.901 71,961.484 81,779.844 96,996.104 149,217.583 167,717.617 190,771.498 311,362.263
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.631531 $2.150276 $2.362731 $2.210085 $1.893322 $2.038292 $1.877358 $1.376640 $1.222237 $1.268565	$2.688147 $2.631531 $2.150276 $2.362731 $2.210085 $1.893322 $2.038292 $1.877358 $1.376640 $1.222237	251,497.136 262,750.092 328,895.711 416,760.885 647,001.628 711,433.421 881,662.312 946,122.529 1,154,833.042 1,565,413.192
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.185985 $2.733970 $2.987541 $2.656606 $2.583423 $2.634440 $2.612261 $2.304786 $2.116184 $2.220125	$3.807737 $3.185985 $2.733970 $2.987541 $2.656606 $2.583423 $2.634440 $2.612261 $2.304786 $2.116184	179,662.691 184,578.911 242,718.137 283,491.082 437,948.159 446,999.610 505,986.114 516,974.542 514,763.829 591,506.699
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.834272 $2.489103 $2.589113 $2.442628 $2.190313 $2.299911 $2.263255 $2.095794 $1.834768 $1.797749	$3.003378 $2.834272 $2.489103 $2.589113 $2.442628 $2.190313 $2.299911 $2.263255 $2.095794 $1.834768	58,415.364 63,665.778 77,192.505 108,853.475 112,141.203 120,317.194 277,369.539 290,997.174 323,553.833 486,644.697
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.029679 $1.655760 $1.754494 $1.529813 $1.447839 $1.460673 $1.344251 $1.141029 $1.006238 $1.059328	$2.448188 $2.029679 $1.655760 $1.754494 $1.529813 $1.447839 $1.460673 $1.344251 $1.141029 $1.006238	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.722645 $2.871198 $3.114069 $2.593097 $2.437036 $2.457291 $2.228311 $1.722877 $1.502076 $1.564362	$4.788314 $3.722645 $2.871198 $3.114069 $2.593097 $2.437036 $2.457291 $2.228311 $1.722877 $1.502076	204,959.315 215,939.211 239,162.979 269,449.231 283,700.896 292,998.601 378,816.109 397,028.773 416,578.380 533,649.418
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.371544 $1.889103 $2.091396 $1.879677 $1.616787 $1.709454 $1.595530 $1.263782 $1.093210 $1.099640	$2.493117 $2.371544 $1.889103 $2.091396 $1.879677 $1.616787 $1.709454 $1.595530 $1.263782 $1.093210	24,216.473 30,598.415 42,609.402 61,552.089 62,659.498 63,911.980 73,476.282 74,836.283 94,217.820 110,218.527
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.723174 $2.683174 $2.421261 $1.827021 $1.848627 $1.776795 $1.607000 $1.182989 $1.003873 $0.996764	$6.186280 $3.723174 $2.683174 $2.421261 $1.827021 $1.848627 $1.776795 $1.607000 $1.182989 $1.003873	11,757.662 25,758.292 25,797.922 25,839.736 25,889.490 25,941.927 67,601.756 69,582.551 71,819.921 74,345.368
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.627022 $1.985316 $2.018999 $1.516252 $1.526754 $1.446003 $1.318845 $0.981851 $0.869018 $0.880152	$3.724553 $2.627022 $1.985316 $2.018999 $1.516252 $1.526754 $1.446003 $1.318845 $0.981851 $0.869018	31,066.662 61,476.161 62,076.870 62,693.874 63,369.828 64,135.564 68,954.632 232,384.128 254,418.200 281,842.453
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.342593 $3.569696 $4.241099 $3.562366 $3.222550 $3.316852 $3.167276 $2.360244 $2.086107 $2.369263	$5.055306 $4.342593 $3.569696 $4.241099 $3.562366 $3.222550 $3.316852 $3.167276 $2.360244 $2.086107	55,564.982 66,098.795 101,301.799 117,654.911 132,699.013 145,905.610 275,393.558 297,413.332 350,692.017 398,414.752
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.941769 $2.221154 $2.726105 $2.317730 $2.147514 $2.246013 $2.135026 $1.660490 $1.323223 $1.472847	$3.138477 $2.941769 $2.221154 $2.726105 $2.317730 $2.147514 $2.246013 $2.135026 $1.660490 $1.323223	16,509.256 18,239.572 18,427.474 18,615.777 21,903.652 28,082.269 32,122.167 36,632.192 56,021.502 84,920.191

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.596024 $1.392373 $1.473281 $1.360078 $1.207682 $1.315580 $1.273260 $1.131434 $1.016968 $1.005682	$1.587256 $1.596024 $1.392373 $1.473281 $1.360078 $1.207682 $1.315580 $1.273260 $1.131434 $1.016968	3,034.682 3,395.178 3,750.849 5,073.732 5,552.646 20,496.961 35,699.382 39,681.350 45,665.931 18,252.063
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.517147 $1.253227 $1.395506 $1.304040 $1.137625 $1.211658 $1.145233 $0.904048 $0.801269 $0.819803	$1.422842 $1.517147 $1.253227 $1.395506 $1.304040 $1.137625 $1.211658 $1.145233 $0.904048 $0.801269	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 11,897.797
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.380965 $1.767055 $1.861694 $1.483857 $1.472636 $1.423414 $1.332374 $0.964999 $1.000000	$3.339176 $2.380965 $1.767055 $1.861694 $1.483857 $1.472636 $1.423414 $1.332374 $0.964999	0.000 0.000 0.000 0.000 1,871.751 2,347.921 2,821.173 3,328.550 3,930.708
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.825754 $2.865971 $2.921431 $2.327418 $2.102009 $2.051015 $1.850161 $1.418737 $1.227967 $1.264171	$4.503364 $3.825754 $2.865971 $2.921431 $2.327418 $2.102009 $2.051015 $1.850161 $1.418737 $1.227967	54,924.207 58,111.024 61,532.177 65,070.396 70,749.102 85,271.119 90,580.141 96,501.229 102,481.306 124,665.918
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.631611 $1.283468 $1.398672 $1.117835 $1.111554 $1.154692 $1.090790 $0.862311 $0.728468 $0.857507	$1.929931 $1.631611 $1.283468 $1.398672 $1.117835 $1.111554 $1.154692 $1.090790 $0.862311 $0.728468	121,741.455 134,036.210 155,528.891 167,017.311 185,149.534 190,869.235 245,045.863 280,054.197 334,020.858 368,740.705
Janus Henderson Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.959091 $2.303815 $2.706882 $2.411849 $2.056122 $2.161591 $2.018285 $1.624295 $1.484495 $1.549208	$2.887133 $2.959091 $2.303815 $2.706882 $2.411849 $2.056122 $2.161591 $2.018285 $1.624295 $1.484495	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 14,024.655

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.680871 $2.638029 $2.717863 $2.178182 $2.026982 $2.097320 $2.295573 $1.645861 $1.378473 $1.559306	$5.292648 $3.680871 $2.638029 $2.717863 $2.178182 $2.026982 $2.097320 $2.295573 $1.645861 $1.378473	10,493.641 12,798.544 13,568.496 14,407.297 15,302.548 29,988.283 34,857.197 39,360.042 42,074.375 74,228.446
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.269201 $1.912780 $2.057638 $1.859665 $1.730313 $1.762153 $1.648416 $1.405624 $1.283009 $1.278746	$2.454461 $2.269201 $1.912780 $2.057638 $1.859665 $1.730313 $1.762153 $1.648416 $1.405624 $1.283009	52,026.919 58,690.515 64,581.050 70,562.274 77,649.968 85,508.439 114,066.879 124,533.091 135,979.342 148,350.175
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.049148 $0.943994 $1.130417 $0.980781 $0.926525 $1.003248 $1.143036 $0.941134 $0.805995 $0.913165	$1.024191 $1.049148 $0.943994 $1.130417 $0.980781 $0.926525 $1.003248 $1.143036 $0.941134 $0.805995	70,376.435 74,147.424 78,339.063 82,688.280 87,432.812 92,828.200 98,050.843 115,879.655 155,346.803 188,137.036
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.658503 $2.356761 $2.443835 $2.302884 $2.021478 $2.136983 $2.080936 $1.976566 $1.705221 $1.647887	$2.758058 $2.658503 $2.356761 $2.443835 $2.302884 $2.021478 $2.136983 $2.080936 $1.976566 $1.705221	67,214.025 69,043.318 71,817.935 99,524.873 95,331.683 134,661.491 185,223.184 205,693.603 271,753.265 326,626.398
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.787054 $2.277403 $2.605730 $2.265967 $1.996455 $2.096788 $1.892658 $1.471331 $1.333492 $1.314183	$2.550257 $2.787054 $2.277403 $2.605730 $2.265967 $1.996455 $2.096788 $1.892658 $1.471331 $1.333492	386,714.757 435,539.008 459,719.934 731,707.199 1,002,858.947 1,099,353.889 1,414,092.617 1,654,938.250 1,923,481.361 2,040,309.088
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.533263 $1.456296 $1.470818 $1.450611 $1.464293 $1.481129 $1.432932 $1.484019 $1.429157 $1.344691	$1.650254 $1.533263 $1.456296 $1.470818 $1.450611 $1.464293 $1.481129 $1.432932 $1.484019 $1.429157	373,145.198 236,568.494 257,424.562 369,934.032 448,664.010 515,464.565 932,548.223 1,002,460.714 1,099,507.259 1,281,984.189

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.378615 $1.312517 $1.328835 $1.314375 $1.328895 $1.347865 $1.306923 $1.356996 $1.310298 $1.236541	$1.479550 $1.378615 $1.312517 $1.328835 $1.314375 $1.328895 $1.347865 $1.306923 $1.356996 $1.310298	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.178335 $2.570521 $2.894929 $2.632984 $2.649248 $2.698595 $2.405962 $2.344689 $1.895479 $2.035925	$3.129200 $3.178335 $2.570521 $2.894929 $2.632984 $2.649248 $2.698595 $2.405962 $2.344689 $1.895479	26,443.234 27,737.080 29,191.037 28,911.511 30,126.639 31,432.168 44,685.758 51,252.845 53,782.352 68,924.695
TA BlackRock Government Money Market - Initial Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.004100 $0.996981 $0.991612 $1.003957 $1.016387 $1.029083 $1.041878 $1.054856 $1.068064 $1.081306	$0.994536 $1.004100 $0.996981 $0.991612 $1.003957 $1.016387 $1.029083 $1.041878 $1.054856 $1.068064	140,747.794 92,960.012 100,097.367 580,516.741 684,466.512 577,424.418 844,475.880 1,032,273.754 1,214,235.499 1,863,339.712
TA BlackRock iShares Edge 40 - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.964329 $1.724853 $1.821913 $1.680861 $1.664793 $1.686880 $1.618005 $1.528428 $1.458088 $1.449976	$2.127252 $1.964329 $1.724853 $1.821913 $1.680861 $1.664793 $1.686880 $1.618005 $1.528428 $1.458088	30,122.055 31,241.737 32,472.079 39,824.090 41,215.639 42,318.304 44,789.164 45,999.785 67,544.985 76,275.856
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.738868 $1.504146 $1.593387 $1.444515 $1.394108 $1.413294 $1.361908 $1.227411 $1.129702 $1.102517	$1.943901 $1.738868 $1.504146 $1.593387 $1.444515 $1.394108 $1.413294 $1.361908 $1.227411 $1.129702	8,764.561 8,862.728 8,972.407 24,313.545 28,229.831 29,865.122 110,263.785 113,936.691 115,385.624 80,113.779
TA International Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.765459 $1.399986 $1.722585 $1.370626 $1.386627 $1.402894 $1.497944 $1.284313 $1.064576 $1.198383	$2.108044 $1.765459 $1.399986 $1.722585 $1.370626 $1.386627 $1.402894 $1.497944 $1.284313 $1.064576	108,572.122 116,372.597 122,555.606 142,265.033 142,750.325 166,292.475 245,168.291 260,634.194 282,685.836 283,234.340

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.276307 $1.685871 $1.728125 $1.356242 $1.401791 $1.494522 $1.512975 $1.100950 $1.021978 $1.109148	$2.679934 $2.276307 $1.685871 $1.728125 $1.356242 $1.401791 $1.494522 $1.512975 $1.100950 $1.021978	325,736.667 445,175.601 462,425.478 504,861.288 533,882.745 557,558.959 796,999.526 847,350.541 966,157.506 1,056,810.076
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.013867 $1.790168 $1.887771 $1.694263 $1.639591 $1.693225 $1.677670 $1.553164 $1.463492 $1.443418	$2.217176 $2.013867 $1.790168 $1.887771 $1.694263 $1.639591 $1.693225 $1.677670 $1.553164 $1.463492	91,523.806 94,737.257 71,558.186 97,752.560 115,109.973 116,456.912 164,140.435 181,615.061 241,789.932 400,704.812
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.494684 $2.003836 $2.264389 $1.839475 $1.755703 $1.812649 $1.786542 $1.426436 $1,282768 $1.373148	$3.073429 $2.494684 $2.003836 $2.264389 $1.839475 $1.755703 $1.812649 $1.786542 $1.426436 $1,282768	896,523.247 904,400.439 916,927.705 1,283,517.016 1,356,997.193 1,443,098.430 1,513,978.271 1,548,505.887 1,594,197.901 1,687,393.878
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.378833 $2.006961 $2.186796 $1.848530 $1.756582 $1.819163 $1.795718 $1.522976 $1.393746 $1.440106	$2.703452 $2.378833 $2.006961 $2.186796 $1.848530 $1.756582 $1.819163 $1.795718 $1.522976 $1.393746	383,704.081 591,460.020 676,895.176 784,589.305 1,038,241.886 1,345,680.474 1,646,704.550 1,733,863.912 1,940,435.641 1,854,760.822
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.228933 $1.938498 $2.068938 $1.798554 $1.724989 $1.786339 $1.759986 $1.570026 $1.452682 $1.462229	$2.478902 $2.228933 $1.938498 $2.068938 $1.798554 $1.724989 $1.786339 $1.759986 $1.570026 $1.452682	398,467.871 470,883.168 495,084.386 874,442.823 1,034,154.445 1,150,525.625 1,455,266.949 1,563,880.316 1,771,393.115 1,988,401.406
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.664605 $2.058919 $2.218160 $1.853689 $1.685474 $1.707802 $1.514335 $1.157026 $1.006921 $1.012004	$3.162400 $2.664605 $2.058919 $2.218160 $1.853689 $1.685474 $1.707802 $1.514335 $1.157026 $1.006921	213,395.023 217,993.223 233.977.438 361,267.092 398,294.420 326,364.957 383,920.860 433,403.815 621,130.852 676,371.806

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.253140 $1.078838 $1.240110 $1.033640 $1.035377 $1.068466 $1.090423 $0.981688 $0.883713 $0.967652	$1.417645 $1.253140 $1.078838 $1.240110 $1.033640 $1.035377 $1.068466 $1.090423 $0.981688 $0.883713	0.000 0.000 0.000 0.000 0.000 17,264.043 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.872401 $2.308272 $2.658885 $2.378375 $2.107180 $2.198113 $1.935504 $1.490639 $1.255336 $1.249382	$2.866287 $2.872401 $2.308272 $2.658885 $2.378375 $2.107180 $2.198113 $1.935504 $1.490639 $1.255336	3,188.047 3,188.047 4,076.147 9,345.332 7,967.568 4,079.467 892.690 893.956 895.327 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.507197 $1.319560 $1.399784 $1.249340 $1.219154 $1.256629 $1.216975 $1.105780 $1.032943 $1.030714	$1.550943 $1.507197 $1.319560 $1.399784 $1.249340 $1.219154 $1.256629 $1.216975 $1.105780 $1.032943	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.490206 $1.344876 $1.412573 $1.288081 $1.253074 $1.277519 $1.229059 $1.157932 $1.099705 $1.079160	$1.544110 $1.490206 $1.344876 $1.412573 $1.288081 $1.253074 $1.277519 $1.229059 $1.157932 $1.099705	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 47,946.359 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.585823 $1.344647 $1.466521 $1.253295 $1.212317 $1.272182 $1.238886 $1.056043 $0.958559 $0.981646	$1.632279 $1.585823 $1.344647 $1.466521 $1.253295 $1.212317 $1.272182 $1.238886 $1.056043 $0.958559	0.000 0.000 0.000 27,427.002 33,385.741 32,651.688 2,754.273 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.848101 $3.148715 $2.988573 $2.107181 $2.182856 $1.977088 $1.888425 $1.289733 $1.130215 $1.214860	$8.280491 $3.848101 $3.148715 $2.988573 $2.107181 $2.182856 $1.977088 $1.888425 $1.289733 $1.130215	473,765.182 529,739.734 89,508.510 104,513.196 117,105.154 125,044.034 235,685.829 248,035.947 320,702.875 382,649.084

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.827183 $1.569845 $1.720684 $1.535020 $1.486386 $1.523667 $1.517572 $1.344073 $1.238713 $1.305361	$2.135549 $1.827183 $1.569845 $1.720684 $1.535020 $1.486386 $1.523667 $1.517572 $1.344073 $1.238713	8,981.145 8,981.145 8,981.145 90,791.257 103,017.006 371,117.407 631,889.237 425,528.048 376,228.793 374,967.964
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.034825 $2.523432 $2.652196 $2.352670 $2.208127 $2.230944 $2.038483 $1.747752 $1.572120 $1.529974	$3.473863 $3.034825 $2.523432 $2.652196 $2.352670 $2.208127 $2.230944 $2.038483 $1.747752 $1.572120	34,040.040 35,852.841 37,888.527 51,599.275 55,728.733 28,199.414 42,425.183 35,318.927 45,178.717 29,697.661
TA Multi-Managed Balanced - Service Class Subaccount Inception Date April 29, 2010	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.191903 $1.826643 $1.924719 $1.712134 $1.610487 $1.631643 $1.495088 $1.285530 $1.158110 $1.130153	$2.502630 $2.191903 $1.826643 $1.924719 $1.712134 $1.610487 $1.631643 $1.495088 $1.285530 $1.158110	0.000 0.000 0.000 13,242.015 15,976.731 10,746.800 0.000 12,967.749 11,104.371 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.788380 $1.670210 $1.702346 $1.643290 $1.619850 $1.628858 $1.575574 $1.636957 $1.541170 $1.468334	$1.902044 $1.788380 $1.670210 $1.702346 $1.643290 $1.619850 $1.628858 $1.575574 $1.636957 $1.541170	237,678.437 265,713.215 283,533.666 395,149.254 418,701.220 531,313.726 649,135.192 729,763.179 871,202.021 1,018,827.453
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$4.778731 $3.862136 $4.416785 $3.869933 $3.234792 $3.359635 $3.232715 $2.401901 $2.088952 $2.172744	$4.910407 $4.778731 $3.862136 $4.416785 $3.869933 $3.234792 $3.359635 $3.232715 $2.401901 $2.088952	236,696.700 261,211.041 324,008.399 490,929.339 617,394.224 681,085.738 894,016.015 1,033,616.438 1,120,653.326 1,262,971.038
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.990282 $3.042959 $3.316068 $2.743190 $2.497190 $2.468336 $2.345567 $1.648412 $1.442743 $1.436428	$4.869617 $3.990282 $3.042959 $3.316068 $2.743190 $2.497190 $2.468336 $2.345567 $1.648412 $1.442743	61,782.026 69,874.900 81,856.893 102,575.154 103,597.915 132,590.818 136,709.506 140,942.217 171,449.956 215,748.046

MERRILl LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.750580 $1.464074 $1.754874 $1.445564 $1.447990 $1.447038 $1.545246 $1.258268 $1.091270 $1.289168	$1.842071 $1.750580 $1.464074 $1.754874 $1.445564 $1.447990 $1.447038 $1.545246 $1.258268 $1.091270	115,219.287 126,561.257 133,511.236 289,559.509 297,725.010 330,504.344 395,919.348 482,968.417 565,312.108 747,561.420
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.187755 $2.304667 $2.328731 $1.824940 $1.797173 $1.703016 $1.551973 $1.186249 $1.061382 $1.116284	$4.322713 $3.187755 $2.304667 $2.328731 $1.824940 $1.797173 $1.703016 $1.551973 $1.186249 $1.061382	743,987.433 781,981.160 577,049.901 743,702.778 835,480.835 1,005,540.750 1,215,764.694 1,477,111.681 1,661,598.353 1,897,556.111
(1)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective December 1, 2020, Transamerica Barrow Hanley Dividend Focused VP was renamed Transamerica Aegon Sustainable Equity Income VP.
(5)	Effective December 1, 2020, Transamerica Levin Large Cap Value VP was renamed Transamerica Rothschild & Co Large Cap Value VP.

APPENDIX
HUNTINGTON CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (including any applicable fund facilitation fees) for each subaccount available on December 31, 2020.
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.929007 $1.675200 $1.837648 $1.631346 $1.603220 $1.624695 $1.557048 $1.374618 $1.244742 $1.317934	$2.053076 $1.929007 $1.675200 $1.837648 $1.631346 $1.603220 $1.624695 $1.557048 $1.374618 $1.244742	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.976375 $1.675069 $1.804488 $1.595065 $1.497861 $1.517820 $1.479727 $1.229207 $1.087157 $1.102698	$2.163097 $1.976375 $1.675069 $1.804488 $1.595065 $1.497861 $1.517820 $1.479727 $1.229207 $1.087157	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - The Bond Fund of AmericaSM - Class 2(1)(5) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.077985 $1.012844 $1.048332 $1.039007 $1.036969 $1.062583 $1.037063 $1.089096 $1.062133 $1.028491	$1.151271 $1.077985 $1.012844 $1.048332 $1.039007 $1.036969 $1.062583 $1.037063 $1.089096 $1.062133	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.768845 $1.460078 $1.565586 $1.381228 $1.322667 $1.350208 $1.257323 $1.079898 $0.963674 $1.026512	$2.108584 $1.768845 $1.460078 $1.565586 $1.381228 $1.322667 $1.350208 $1.257323 $1.079898 $0.963674	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.968674 $1.689388 $1.917260 $1.759660 $1.598704 $1.749442 $1.746875 $1.449117 $1.291113 $1.347141	$2.144250 $1.968674 $1.689388 $1.917260 $1.759660 $1.598704 $1.749442 $1.746875 $1.449117 $1.291113	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.440111 $1.279140 $1.406159 $1.252159 $1.211583 $1.260621 $1.231551 $1.102725 $1.008535 $1.068314	$1.489046 $1.440111 $1.279140 $1.406159 $1.252159 $1.211583 $1.260621 $1.231551 $1.102725 $1.008535	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.063947 $1.024945 $1.050061 $1.050915 $1.075090 $1.103373 $1.082543 $1.137353 $1.111300 $1.061135	$1.128483 $1.063947 $1.024945 $1.050061 $1.050915 $1.075090 $1.103373 $1.082543 $1.137353 $1.111300	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2020 2019 2018 2017 2016 2015	$11.626463 $10.110871 $11.000487 $9.831422 $9.464876 $9.999337	$11.835310 $11.626463 $10.110871 $11.000487 $9.831422 $9.464876	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class Subaccount Inception Date April 8, 1991	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.783323 $0.788956 $0.801688 $0.821228 $0.841237 $0.861814 $0.882873 $0.904471 $0.926704 $0.949305	$0.766477 $0.783323 $0.788956 $0.801688 $0.821228 $0.841237 $0.861814 $0.882873 $0.904471 $0.926704	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 40- Service Class Subaccount Inception Date August 16, 2010	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.246233 $1.109249 $1.189233 $1.112394 $1.117341 $1.149531 $1.117818 $1.071415 $1.037662 $1.045621	$1.331410 $1.246233 $1.109249 $1.189233 $1.112394 $1.117341 $1.149531 $1.117818 $1.071415 $1.037662	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 50 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$11.948112 $10.549188 $11.100392 $10.076941 $9.998016	$12.796377 $11.948112 $10.549188 $11.100392 $10.076941	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 75 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$12.862619 $10.956089 $11.682890 $10.145639 $9.998016	$13.843203 $12.862619 $10.956089 $11.682890 $10.145639	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$14.043537 $11.549003 $12.499258 $10.390986 $9.998016	$15.062054 $14.043537 $11.549003 $12.499258 $10.390986	0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.252921 $1.130452 $1.210109 $1.101287 $1.081636 $1.132431 $1.138005 $1.068724 $1.021542 $1.022413	$1.360520 $1.252921 $1.130452 $1.210109 $1.101287 $1.081636 $1.132431 $1.138005 $1.068724 $1.021542	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.418754 $1.213401 $1.341508 $1.150080 $1.108857 $1.165397 $1.165433 $1.002978 $0.931090 $0.976071	$1.587905 $1.418754 $1.213401 $1.341508 $1.150080 $1.108857 $1.165397 $1.165433 $1.002978 $0.931090	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.350765 $1.191151 $1.289479 $1.137604 $1.107212 $1.163152 $1.161350 $1.050752 $0.986736 $1.007920	$1.480337 $1.350765 $1.191151 $1.289479 $1.137604 $1.107212 $1.163152 $1.161350 $1.050752 $0.986736	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.078166 $0.939200 $1.092472 $0.921342 $0.933804 $0.975070 $1.006905 $0.917245 $0.835545 $0.925739	$1.205414 $1.078166 $0.939200 $1.092472 $0.921342 $0.933804 $0.975070 $1.006905 $0.917245 $0.835545	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.313515 $1.163622 $1.249082 $1.128008 $1.113780 $1.161630 $1.138317 $1.046565 $0.989269 $0.998799	$1.335814 $1.313515 $1.163622 $1.249082 $1.128008 $1.113780 $1.161630 $1.138317 $1.046565 $0.989269	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.322683 $1.207842 $1.283771 $1.184458 $1.165878 $1.202718 $1.170812 $1.116124 $1.072630 $1.065040	$1.354475 $1.322683 $1.207842 $1.283771 $1.184458 $1.165878 $1.202718 $1.170812 $1.116124 $1.072630	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.382042 $1.185749 $1.308652 $1.131591 $1.107530 $1.176003 $1.158801 $0.999482 $0.918034 $0.951266	$1.405870 $1.382042 $1.185749 $1.308652 $1.131591 $1.107530 $1.176003 $1.158801 $0.999482 $0.918034	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 37,609.858 37,609.858
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.115370 $9.034320 $10.036075 $9.138409 $9.327076 $9.894477 $9.998010	$10.514011 $10.115370 $9.034320 $10.036075 $9.138409 $9.327076 $9.894477	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$10.811880 $9.160133 $10.959618 $9.997890	$11.361109 $10.811880 $9.160133 $10.959618	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.891823 $1.595258 $1.700957 $1.530966 $1.457094 $1.493741 $1.384948 $1.204937 $1.098433 $1.084596	$2.134714 $1.891823 $1.595258 $1.700957 $1.530966 $1.457094 $1.493741 $1.384948 $1.204937 $1.098433	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.154202 $1.092684 $1.131135 $1.107340 $1.106997 $1.128280 $1.107861 $1.167289 $1.114428 $1.077556	$1.210034 $1.154202 $1.092684 $1.131135 $1.107340 $1.106997 $1.128280 $1.107861 $1.167289 $1.114428	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.185626 $1.092002 $1.152203 $1.056735 $1.054634 $1.106600 $1.094258 $1.047037 $1.004699 $1.000000	$1.234271 $1.185626 $1.092002 $1.152203 $1.056735 $1.054634 $1.106600 $1.094258 $1.047037 $1.004699	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA S&P 500 Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$13.143647 $10.302118 $11.126761 $9.997890	$15.113439 $13.143647 $10.302118 $11.126761	0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.960666 $1.700200 $1.862331 $1.650847 $1.620021 $1.639311 $1.568765 $1.382939 $1.250439 $1.322043	$2.089824 $1.960666 $1.700200 $1.862331 $1.650847 $1.620021 $1.639311 $1.568765 $1.382939 $1.250439	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.767426 $1.462713 $1.589462 $1.370953 $1.262614 $1.273489 $1.192035 $0.906020 $0.790629 $0.762481	$1.770390 $1.767426 $1.462713 $1.589462 $1.370953 $1.262614 $1.273489 $1.192035 $0.906020 $0.790629	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.654849 $2.021305 $2.021123 $1.570145 $1.569219 $1.448120 $1.301330 $0.971730 $0.851909 $0.905457	$3.507313 $2.654849 $2.021305 $2.021123 $1.570145 $1.569219 $1.448120 $1.301330 $0.971730 $0.851909	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.005783 $1.697516 $1.825993 $1.611731 $1.511299 $1.529203 $1.488655 $1.234823 $1.090524 $1.104500	$2.198487 $2.005783 $1.697516 $1.825993 $1.611731 $1.511299 $1.529203 $1.488655 $1.234823 $1.090524	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - The Bond Fund of AmericaSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.094044 $1.026440 $1.060838 $1.049872 $1.046286 $1.070554 $1.043320 $1.094065 $1.065422 $1.030171	$1.170123 $1.094044 $1.026440 $1.060838 $1.049872 $1.046286 $1.070554 $1.043320 $1.094065 $1.065422	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.869817 $2.251545 $2.316163 $1.852171 $1.735531 $1.666380 $1.575642 $1.242561 $1.081537 $1.159181	$4.253946 $2.869817 $2.251545 $2.316163 $1.852171 $1.735531 $1.666380 $1.575642 $1.242561 $1.081537	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.537564 $2.064059 $2.156581 $1.807838 $1.663084 $1.681866 $1.559727 $1.198698 $1.046994 $1.094182	$2.808274 $2.537564 $2.064059 $2.156581 $1.807838 $1.663084 $1.681866 $1.559727 $1.198698 $1.046994	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.360871 $1.136259 $1.342274 $1.042077 $1.032616 $1.109707 $1.169604 $0.986570 $0.858603 $1.023881	$1.511704 $1.360871 $1.136259 $1.342274 $1.042077 $1.032616 $1.109707 $1.169604 $0.986570 $0.858603	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.799381 $1.483108 $1.587946 $1.398904 $1.337636 $1.363495 $1.267830 $1.087314 $0.968862 $1.030532	$2.148140 $1.799381 $1.483108 $1.587946 $1.398904 $1.337636 $1.363495 $1.267830 $1.087314 $0.968862	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.961468 $1.528523 $1.675124 $1.409294 $1.338175 $1.363297 $1.249078 $0.975767 $0.859582 $0.904497	$2.497090 $1.961468 $1.528523 $1.675124 $1.409294 $1.338175 $1.363297 $1.249078 $0.975767 $0.859582	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.528339 $1.230046 $1.375979 $1.249471 $1.085841 $1.159990 $1.093913 $0.875445 $0.765185 $0.777656	$1.590192 $1.528339 $1.230046 $1.375979 $1.249471 $1.085841 $1.159990 $1.093913 $0.875445 $0.765185	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.304858 $1.759903 $1.808438 $1.372161 $1.395966 $1.335842 $1.230995 $0.925948 $0.828090 $0.847369	$3.234284 $2.304858 $1.759903 $1.808438 $1.372161 $1.395966 $1.335842 $1.230995 $0.925948 $0.828090	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.749631 $1.453141 $1.744480 $1.480440 $1.353069 $1.407113 $1.357599 $1.022164 $0.912867 $1.047517	$2.015877 $1.749631 $1.453141 $1.744480 $1.480440 $1.353069 $1.407113 $1.357599 $1.022164 $0.912867	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.617875 $1.234225 $1.530623 $1.314783 $1.230819 $1.300632 $1.249196 $0.981619 $0.790383 $0.888860	$1.708336 $1.617875 $1.234225 $1.530623 $1.314783 $1.230819 $1.300632 $1.249196 $0.981619 $0.790383	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.001054 $1.714666 $1.943087 $1.780772 $1.615525 $1.765263 $1.760102 $1.457955 $1.297074 $1.351386	$2.182699 $2.001054 $1.714666 $1.943087 $1.780772 $1.615525 $1.765263 $1.760102 $1.457955 $1.297074	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.449955 $1.278061 $1.366438 $1.274486 $1.143374 $1.258451 $1.230594 $1.104865 $1.003447 $1.002566	$1.427186 $1.449955 $1.278061 $1.366438 $1.274486 $1.143374 $1.258451 $1.230594 $1.104865 $1.003447	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.399562 $1.168080 $1.314258 $1.240816 $1.093654 $1.176918 $1.123942 $0.896444 $0.802812 $0.829895	$1.299081 $1.399562 $1.168080 $1.314258 $1.240816 $1.093654 $1.176918 $1.123942 $0.896444 $0.802812	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.199575 $1.649358 $1.755830 $1.413934 $1.417771 $1.384617 $1.309495 $0.958251 $1.000000	$3.053134 $2.199575 $1.649358 $1.755830 $1.413934 $1.417771 $1.384617 $1.309495 $0.958251	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.831078 $2.142830 $2.207090 $1.776501 $1.621034 $1.598112 $1.456560 $1.128494 $0.986925 $1.026545	$3.298322 $2.831078 $2.142830 $2.207090 $1.776501 $1.621034 $1.598112 $1.456560 $1.128494 $0.986925	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.421874 $1.130085 $1.244378 $1.004792 $1.009494 $1.059549 $1.011292 $0.807750 $0.689490 $0.820034	$1.664591 $1.421874 $1.130085 $1.244378 $1.004792 $1.009494 $1.059549 $1.011292 $0.807750 $0.689490	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.617887 $1.895649 $1.973408 $1.597895 $1.502360 $1.570624 $1.736932 $1.258230 $1.064795 $1.216950	$3.725604 $2.617887 $1.895649 $1.973408 $1.597895 $1.502360 $1.570624 $1.736932 $1.258230 $1.064795	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.522898 $1.296996 $1.409775 $1.287309 $1.210156 $1.245208 $1.176910 $1.013971 $0.935170 $0.941710	$1.630324 $1.522898 $1.296996 $1.409775 $1.287309 $1.210156 $1.245208 $1.176910 $1.013971 $0.935170	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Rational Insider Buying VA Fund Subaccount Inception Date September 10, 2997	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.693544 $1.397148 $1.540080 $1.340545 $1.235343 $1.361327 $1.421998 $1.102700 $0.920020 $0.949791	$1.889513 $1.693544 $1.397148 $1.540080 $1.340545 $1.235343 $1.361327 $1.421998 $1.102700 $0.920020	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Rational Trend Aggregation VA Fund Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.227518 $1.170370 $1.254790 $1.304305 $1.247295 $1.316224 $1.222306 $1.042331 $0.956731 $0.914045	$1.214289 $1.227518 $1.170370 $1.254790 $1.304305 $1.247295 $1.316224 $1.222306 $1.042331 $0.956731	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.461588 $1.296311 $1.422941 $1.265267 $1.222482 $1.270108 $1.239002 $1.107778 $1.011666 $1.070072	$1.513465 $1.461588 $1.296311 $1.422941 $1.265267 $1.222482 $1.270108 $1.239002 $1.107778 $1.011666	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.947065 $0.860978 $1.041779 $0.913224 $0.871629 $0.953607 $1.097753 $0.913219 $0.790250 $0.904612	$0.915051 $0.947065 $0.860978 $1.041779 $0.913224 $0.871629 $0.953607 $1.097753 $0.913219 $0.790250	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.657963 $1.488148 $1.564960 $1.493169 $1.328164 $1.419771 $1.401890 $1.348787 $1.178448 $1.153170	$1.696495 $1.657963 $1.488148 $1.564960 $1.493169 $1.328164 $1.419771 $1.401890 $1.348787 $1.178448	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount Inception Date August 16, 2017	2020 2019 2018 2017	$2.439270 $2.013889 $2.328273 $2.166693	$2.209079 $2.439270 $2.013889 $2.328273	0.000 0.000 0.000 0.000
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.481093 $1.226111 $1.420480 $1.251247 $1.116973 $1.188199 $1.085917 $0.855008 $0.784772 $0.0783526	$1.337909 $1.481093 $1.226111 $1.420480 $1.251247 $1.116973 $1.188199 $1.085917 $0.855008 $0.784772	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.120285 $1.077639 $1.102412 $1.101703 $1.125403 $1.153311 $1.129871 $1.185341 $1.156495 $1.102682	$1.189976 $1.120285 $1.077639 $1.102412 $1.101703 $1.125403 $1.153311 $1.129871 $1.185341 $1.156495	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.139268 $0.933230 $1.064769 $0.981129 $0.999442 $1.031424 $0.931330 $0.918700 $0.752080 $0.818536	$1.108000 $1.139268 $0.933230 $1.064769 $0.981129 $0.999442 $1.031424 $0.931330 $0.918700 $0.752080	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.803387 $0.807979 $0.819805 $0.838564 $0.857752 $0.877430 $0.897580 $0.918183 $0.939360 $0.960863	$0.787258 $0.803387 $0.807979 $0.819805 $0.838564 $0.857752 $0.877430 $0.897580 $0.918183 $0.939360	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 40- Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.102629 $0.979989 $1.049118 $0.979889 $0.982814 $1.009656 $0.980378 $0.938308 $0.907410 $0.913034	$1.179726 $1.102629 $0.979989 $1.049118 $0.979889 $0.982814 $1.009656 $0.980378 $0.938308 $0.907410	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.876530 $1.640051 $1.755477 $1.607901 $1.567834 $1.605901 $1.563566 $1.423761 $1.324086 $1.305597	$2.076253 $1.876530 $1.640051 $1.755477 $1.607901 $1.567834 $1.605901 $1.563566 $1.423761 $1.324086	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA International Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.195671 $0.960080 $1.197216 $0.964416 $0.987852 $1.013038 $1.095621 $0.951709 $0.798944 $0.910318	$1.409381 $1.195671 $0.960080 $1.197216 $0.964416 $0.987852 $1.013038 $1.095621 $0.951709 $0.798944	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.542530 $1.295845 $1.326685 $1.162562 $1.142186 $1.167028 $1.107184 $0.951641 $0.865458 $0.992650	$1.723669 $1.542530 $1.295845 $1.326685 $1.162562 $1.142186 $1.167028 $1.107184 $0.951641 $0.865458	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.125958 $1.595300 $1.656348 $1.316105 $1.378036 $1.488054 $1.526284 $1.124677 $1.057860 $1.162568	$2.471608 $2.125958 $1.595300 $1.656348 $1.316105 $1.378036 $1.488054 $1.526284 $1.124677 $1.057860	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.264458 $1.139186 $1.217660 $1.106544 $1.085219 $1.134512 $1.138413 $1.067543 $1.018913 $1.018298	$1.375065 $1.264458 $1.139186 $1.217660 $1.106544 $1.085219 $1.134512 $1.138413 $1.067543 $1.018913	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.387149 $1.127469 $1.291840 $1.062496 $1.027088 $1.073443 $1.072010 $0.867689 $0.789876 $0.856811	$1.686275 $1.387149 $1.127469 $1.291840 $1.062496 $1.027088 $1.073443 $1.072010 $0.867689 $0.789876	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.361843 $1.163029 $1.283938 $1.099113 $1.058155 $1.110475 $1.108877 $0.952913 $0.883309 $0.924637	$1.526439 $1.361843 $1.163029 $1.283938 $1.099113 $1.058155 $1.110475 $1.108877 $0.952913 $0.883309	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.336856 $1.177163 $1.272466 $1.120954 $1.089403 $1.142773 $1.139328 $1.029315 $0.965181 $0.984443	$1.467237 $1.336856 $1.177163 $1.272466 $1.120954 $1.089403 $1.142773 $1.139328 $1.029315 $0.965181	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.068445 $1.009670 $1.033978 $1.022724 $1.025062 $1.045141 $1.017272 $1.063310 $1.038517 $1.000000	$1.119263 $1.068445 $1.009670 $1.033978 $1.022724 $1.025062 $1.045141 $1.017272 $1.063310 $1.038517	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.036622 $1.594214 $1.739783 $1.473010 $1.355996 $1.392127 $1.249584 $0.967437 $0.852588 $0.868049	$2.386227 $2.036622 $1.594214 $1.739783 $1.473010 $1.355996 $1.392127 $1.249584 $0.967437 $0.852588	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.033962 $0.899371 $1.044590 $0.879674 $0.890270 $0.928253 $0.957150 $0.870646 $0.791920 $0.876124	$1.157692 $1.033962 $0.899371 $1.044590 $0.879674 $0.890270 $0.928253 $0.957150 $0.870646 $0.791920	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.587622 $2.100986 $2.445380 $2.210005 $1.978259 $2.085045 $1.854985 $1.443428 $1.228247 $1.235071	$2.555605 $2.587622 $2.100986 $2.445380 $2.210005 $1.978259 $2.085045 $1.854985 $1.443428 $1.228247	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.210690 $1.106681 $1.169542 $1.102589 $1.082501 $1.111874 $1.070239 $1.039838 $0.989952 $1.000000	$1.326702 $1.210690 $1.106681 $1.169542 $1.102589 $1.082501 $1.111874 $1.070239 $1.039838 $0.989952	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.336151 $1.181952 $1.266890 $1.142414 $1.126348 $1.173021 $1.147789 $1.053722 $0.994571 $1.002699	$1.360822 $1.336151 $1.181952 $1.266890 $1.142414 $1.126348 $1.173021 $1.147789 $1.053722 $0.994571	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.342435 $1.224080 $1.299105 $1.196863 $1.176375 $1.211762 $1.177890 $1.121227 $1.075961 $1.066785	$1.376710 $1.342435 $1.224080 $1.299105 $1.196863 $1.176375 $1.211762 $1.177890 $1.121227 $1.075961	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.405950 $1.204498 $1.327378 $1.146105 $1.120091 $1.187601 $1.168512 $1.006375 $0.922983 $0.954989	$1.432282 $1.405950 $1.204498 $1.327378 $1.146105 $1.120091 $1.187601 $1.168512 $1.006375 $0.922983	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.705198 $2.241350 $2.154551 $1.538339 $1.614028 $1.481499 $1.432654 $0.991017 $0.880110 $0.957660	$5.746234 $2.705198 $2.241350 $2.154551 $1.538339 $1.614028 $1.481499 $1.432654 $0.991017 $0.880110	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.636783 $1.420837 $1.573620 $1.418338 $1.387600 $1.437166 $1.446249 $1.294176 $1.205154 $1.283132	$1.893395 $1.636783 $1.420837 $1.573620 $1.418338 $1.387600 $1.437166 $1.446249 $1.294176 $1.205154	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.843337 $1.552093 $1.652503 $1.485186 $1.411452 $1.444828 $1.337644 $1.162072 $1.057809 $1.042957	$2.083062 $1.843337 $1.552093 $1.652503 $1.485186 $1.411452 $1.444828 $1.337644 $1.162072 $1.057809	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.182091 $1.010459 $1.110903 $1.014282 $0.984578 $1.033548 $0.980531 $0.896845 $0.908646 $0.962297	$1.257881 $1.182091 $1.010459 $1.110903 $1.014282 $0.984578 $1.033548 $0.980531 $0.896845 $0.908646	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.113454 $0.968877 $1.045084 $0.968384 $0.943622 $0.985808 $0.927567 $0.877347 $0.884163 $0.977377	$1.196102 $1.113454 $0.968877 $1.045084 $0.968384 $0.943622 $0.985808 $0.927567 $0.877347 $0.884163	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.164471 $0.980005 $1.086116 $0.967569 $0.943786 $1.000062 $0.961585 $0.842170 $0.855730 $0.990425	$1.241775 $1.164471 $0.980005 $1.086116 $0.967569 $0.943786 $1.000062 $0.961585 $0.842170 $0.855730	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.257310 $1.188558 $1.228573 $1.200965 $1.198848 $1.220110 $1.196257 $1.258582 $1.199822 $1.158440	$1.320054 $1.257310 $1.188558 $1.228573 $1.200965 $1.198848 $1.220110 $1.196257 $1.258582 $1.199822	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PineBridge Inflation Opportunities - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.973687 $0.920570 $0.956644 $0.948874 $0.935083 $0.984829 $0.974558 $1.102224 $1.060897 $1.000000	$1.034544 $0.973687 $0.920570 $0.956644 $0.948874 $0.935083 $0.984829 $0.974558 $1.102224 $1.060897	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.164391 $1.070869 $1.128246 $1.033259 $1.029692 $1.078850 $1.065248 $1.017785 $0.975186 $1.000000	$1.213929 $1.164391 $1.070869 $1.128246 $1.033259 $1.029692 $1.078850 $1.065248 $1.017785 $0.975186	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.222186 $1.122801 $1.221467 $1.038594 $1.041928 $1.140424 $1.130212 $0.992384 $0.915081 $1.000000	$1.169883 $1.222186 $1.122801 $1.221467 $1.038594 $1.041928 $1.140424 $1.130212 $0.992384 $0.915081	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.194226 $1.099345 $1.173704 $1.039987 $1.041113 $1.112644 $1.098513 $1.011360 $0.955474 $1.000000	$1.205287 $1.194226 $1.099345 $1.173704 $1.039987 $1.041113 $1.112644 $1.098513 $1.011360 $0.955474	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Small Mid Cap Value - Service Class Subaccount Inception Date January 22, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.285821 $1.871604 $2.167122 $1.923348 $1.628628 $1.712929 $1.669951 $1.255790 $1.107211 $1.165962	$2.317981 $2.285821 $1.871604 $2.167122 $1.923348 $1.628628 $1.712929 $1.669951 $1.255790 $1.107211	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.756730 $2.130169 $2.350606 $1.970560 $1.815979 $1.818569 $1.751063 $1.246577 $1.105074 $1.113589	$3.322723 $2.756730 $2.130169 $2.350606 $1.970560 $1.815979 $1.818569 $1.751063 $1.246577 $1.105074	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.003110 $0.849936 $1.031522 $0.860255 $0.873299 $0.884198 $0.955975 $0.788222 $0.692600 $0.829303	$1.041362 $1.003110 $0.849936 $1.031522 $0.860255 $0.873299 $0.884198 $0.955975 $0.788222 $0.692600	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.120650 $1.553146 $1.589620 $1.261862 $1.258819 $1.207922 $1.114929 $0.863185 $0.782494 $0.833186	$2.838742 $2.120650 $1.553146 $1.589620 $1.261862 $1.258819 $1.207922 $1.114929 $0.863185 $0.782494	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.025809 $1.751547 $1.912919 $1.690739 $1.654327 $1.669132 $1.592625 $1.399856 $1.262014 $1.330376	$2.165596 $2.025809 $1.751547 $1.912919 $1.690739 $1.654327 $1.669132 $1.592625 $1.399856 $1.262014	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.832450 $1.512079 $1.638256 $1.408898 $1.293782 $1.301099 $1.214304 $0.920244 $0.800676 $0.769920	$1.840934 $1.832450 $1.512079 $1.638256 $1.408898 $1.293782 $1.301099 $1.214304 $0.920244 $0.800676	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.752786 $2.089721 $2.083366 $1.613771 $1.608104 $1.479654 $1.325757 $0.987050 $0.862777 $0.914308	$3.647393 $2.752786 $2.089721 $2.083366 $1.613771 $1.608104 $1.479654 $1.325757 $0.987050 $0.862777	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 15,706.210
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.066145 $1.743487 $1.869921 $1.645687 $1.538650 $1.552319 $1.506733 $1.246157 $1.097305 $1.108122	$2.271295 $2.066145 $1.743487 $1.869921 $1.645687 $1.538650 $1.552319 $1.506733 $1.246157 $1.097305	0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,626.622 2,775.611 2,928.420
American Funds - The Bond Fund of AmericaSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.126938 $1.054216 $1.086345 $1.071981 $1.065205 $1.086716 $1.055974 $1.104093 $1.072026 $1.033538	$1.208849 $1.126938 $1.054216 $1.086345 $1.071981 $1.065205 $1.086716 $1.055974 $1.104093 $1.072026	0.000 0.000 0.000 0.000 0.000 0.000 0.000 3,809.146 4,025.221 4,246.800
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.956168 $2.312512 $2.371878 $1.891209 $1.766943 $1.691580 $1.594788 $1.253982 $1.088270 $1.162985	$4.394784 $2.956168 $2.312512 $2.371878 $1.891209 $1.766943 $1.691580 $1.594788 $1.253982 $1.088270	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.613832 $2.119874 $2.208384 $1.845868 $1.693134 $1.707247 $1.578646 $1.209692 $1.053486 $1.097757	$2.901161 $2.613832 $2.119874 $2.208384 $1.845868 $1.693134 $1.707247 $1.578646 $1.209692 $1.053486	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.401847 $1.167043 $1.374578 $1.064037 $1.051313 $1.126493 $1.183816 $0.995631 $0.863939 $1.027239	$1.561797 $1.401847 $1.167043 $1.374578 $1.064037 $1.051313 $1.126493 $1.183816 $0.995631 $0.863939	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.862136 $1.530334 $1.633680 $1.434997 $1.368136 $1.390498 $1.289153 $1.102363 $0.979368 $1.038655	$2.229587 $1.862136 $1.530334 $1.633680 $1.434997 $1.368136 $1.390498 $1.289153 $1.102363 $0.979368	0.000 0.000 0.000 0.000 0.000 0.000 0.000 56,140.002 57,802.626 59,066.035
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.033641 $1.580131 $1.726567 $1.448335 $1.371221 $1.392865 $1.272430 $0.991099 $0.870520 $0.913324	$2.596585 $2.033641 $1.580131 $1.726567 $1.448335 $1.371221 $1.392865 $1.272430 $0.991099 $0.870520	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.584587 $1.271596 $1.418265 $1.284108 $1.112678 $1.185163 $1.114376 $0.889212 $0.774927 $0.785253	$1.653571 $1.584587 $1.271596 $1.418265 $1.284108 $1.112678 $1.185163 $1.114376 $0.889212 $0.774927	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.389745 $1.819375 $1.864034 $1.410209 $1.430477 $1.364852 $1.254040 $0.940520 $0.838635 $0.855650	$3.363239 $2.389745 $1.819375 $1.864034 $1.410209 $1.430477 $1.364852 $1.254040 $0.940520 $0.838635	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.813993 $1.502188 $1.798039 $1.521443 $1.386481 $1.437635 $1.382983 $1.038231 $0.924479 $1.057738	$2.096185 $1.813993 $1.502188 $1.798039 $1.521443 $1.386481 $1.437635 $1.382983 $1.038231 $0.924479	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 16,269.395

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.677409 $1.275892 $1.577626 $1.351210 $1.261228 $1.328859 $1.272560 $0.997044 $0.800444 $0.897540	$1.776401 $1.677409 $1.275892 $1.577626 $1.351210 $1.261228 $1.328859 $1.272560 $0.997044 $0.800444	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.067527 $1.766429 $1.995836 $1.823777 $1.649699 $1.797323 $1.786825 $1.475758 $1.309051 $1.359873	$2.261846 $2.067527 $1.766429 $1.995836 $1.823777 $1.649699 $1.797323 $1.786825 $1.475758 $1.309051	0.000 0.000 0.000 0.000 0.000 0.000 0.000 9,763.540 10,256.736 10,422.425
Franklin Income VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.503317 $1.321215 $1.408408 $1.309802 $1.171623 $1.285771 $1.253626 $1.122238 $1.016231 $1.012379	$1.484055 $1.503317 $1.321215 $1.408408 $1.309802 $1.171623 $1.285771 $1.253626 $1.122238 $1.016231	0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,382.969 1,461.411 30,447.244
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.451075 $1.207533 $1.354646 $1.275213 $1.120692 $1.202480 $1.144982 $0.910543 $0.813039 $0.837998	$1.350847 $1.451075 $1.207533 $1.354646 $1.275213 $1.120692 $1.202480 $1.144982 $0.910543 $0.813039	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.249731 $1.682019 $1.785309 $1.433482 $1.433164 $1.395539 $1.315956 $0.960163 $1.000000	$3.131952 $2.249731 $1.682019 $1.785309 $1.433482 $1.433164 $1.395539 $1.315956 $0.960163	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.935343 $2.215237 $2.274941 $1.825754 $1.661123 $1.632835 $1.483839 $1.146264 $0.999514 $1.036588	$3.429839 $2.935343 $2.215237 $2.274941 $1.825754 $1.661123 $1.632835 $1.483839 $1.146264 $0.999514	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.474204 $1.168245 $1.282597 $1.032635 $1.034437 $1.082547 $1.030218 $0.820458 $0.698269 $0.828040	$1.730925 $1.474204 $1.168245 $1.282597 $1.032635 $1.034437 $1.082547 $1.030218 $0.820458 $0.698269	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.714338 $1.959739 $2.034096 $1.642220 $1.539517 $1.604753 $1.769471 $1.278043 $1.078374 $1.228863	$3.874224 $2.714338 $1.959739 $2.034096 $1.642220 $1.539517 $1.604753 $1.769471 $1.278043 $1.078374	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.579002 $1.340842 $1.453139 $1.323021 $1.240088 $1.272262 $1.198957 $1.029931 $0.947083 $0.950909	$1.695360 $1.579002 $1.340842 $1.453139 $1.323021 $1.240088 $1.272262 $1.198957 $1.029931 $0.947083	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Rational Insider Buying VA Fund Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.755895 $1.444349 $1.587400 $1.377695 $1.265878 $1.390887 $1.448619 $1.120051 $0.931748 $0.959073	$1.964834 $1.755895 $1.444349 $1.587400 $1.377695 $1.265878 $1.390887 $1.448619 $1.120051 $0.931748	0.000 0.000 0.000 0.000 0.000 0.000 0.000 3,272.110 3,427.083 3,381.130
Rational Trend Aggregation VA Fund Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.272753 $1.209940 $1.293389 $1.340482 $1.278138 $1.344818 $1.245204 $1.058752 $0.968933 $0.922991	$1.262749 $1.272753 $1.209940 $1.293389 $1.340482 $1.278138 $1.344818 $1.245204 $1.058752 $0.968933	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 20,844.999
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.505588 $1.331424 $1.457178 $1.291933 $1.244607 $1.289313 $1.254053 $1.117951 $1.017960 $1.073573	$1.563597 $1.505588 $1.331424 $1.457178 $1.291933 $1.244607 $1.289313 $1.254053 $1.117951 $1.017960	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.981968 $0.890102 $1.073842 $0.938580 $0.893210 $0.974350 $1.118347 $0.927626 $0.800339 $0.913465	$0.951554 $0.981968 $0.890102 $1.073842 $0.938580 $0.893210 $0.974350 $1.118347 $0.927626 $0.800339	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.719014 $1.538434 $1.613073 $1.534568 $1.361006 $1.450608 $1.428138 $1.370005 $1.193454 $1.164440	$1.764147 $1.719014 $1.538434 $1.613073 $1.534568 $1.361006 $1.450608 $1.428138 $1.370005 $1.193454	0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,181.394 1,248.420 18,940.879
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount Inception Date August 16, 2017	2020 2019 2018 2017	$2.474934 $2.037341 $2.348444 $2.249623	$2.247980 $2.474934 $2.037341 $2.348444	0.000 0.000 0.000 0.000
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.535642 $1.267548 $1.464145 $1.285934 $1.144587 $1.214010 $1.106248 $0.868461 $0.794763 $0.791192	$1.391275 $1.535642 $1.267548 $1.464145 $1.285934 $1.144587 $1.214010 $1.106248 $0.868461 $0.794763	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 18,915.467
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.161547 $1.114050 $1.136297 $1.132245 $1.153217 $1.178350 $1.151026 $1.203984 $1.171214 $1.113456	$1.237433 $1.161547 $1.114050 $1.136297 $1.132245 $1.153217 $1.178350 $1.151026 $1.203984 $1.171214	0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,184.302 1,251.491 1,320.386
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.161547 $1.114050 $1.136297 $1.132245 $1.153217 $1.178350 $1.151026 $1.203984 $1.171214 $1.113456	$1.237433 $1.161547 $1.114050 $1.136297 $1.132245 $1.153217 $1.178350 $1.151026 $1.203984 $1.171214	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2020 2019 2018 2017 2016 2015	$11.868061 $10.275641 $11.130350 $9.903918 $9.492901 $9.999457	$12.134575 $11.868061 $10.275641 $11.130350 $9.903918 $9.492901	0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.181225 $0.964767 $1.097514 $1.008353 $1.024170 $1.053840 $0.948781 $0.933163 $0.761670 $0.826541	$1.152174 $1.181225 $0.964767 $1.097514 $1.008353 $1.024170 $1.053840 $0.948781 $0.933163 $0.761670	0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,078.341 2,091.886 19,307.147
TA BlackRock Government Money Market - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.832975 $0.835289 $0.844997 $0.861800 $0.878952 $0.896481 $0.914365 $0.932610 $0.951319 $0.970245	$0.818646 $0.832975 $0.835289 $0.844997 $0.861800 $0.878952 $0.896481 $0.914365 $0.932610 $0.951319	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 40- Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.143236 $1.013098 $1.081355 $1.007052 $1.007099 $1.031564 $0.998714 $0.953055 $0.918951 $0.921931	$1.226774 $1.143236 $1.013098 $1.081355 $1.007052 $1.007099 $1.031564 $0.998714 $0.953055 $0.918951	0.000 0.000 0.000 0.000 0.000 0.000 58,752.197 61,541.439 88,121.072 117,374.930
TA BlackRock iShares Edge 50 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$12.148930 $10.679682 $11.187741 $10.111778 $9.998377	$13.068859 $12.148930 $10.679382 $11.187741 $10.111778	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 75 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$13.078831 $11.091317 $11.774836 $10.180726 $9.998377	$14.137994 $13.078831 $11.091317 $11.774836 $10.180726	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$14.279601 $11.691544 $12.597600 $10.426903 $9.998377	$15.382812 $14.279601 $11.691544 $12.597600 $10.426903	0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.936287 $1.687318 $1.800746 $1.644546 $1.598882 $1.632886 $1.585178 $1.439207 $1.334505 $1.312019	$2.148679 $1.936287 $1.687318 $1.800746 $1.644546 $1.598882 $1.632886 $1.585178 $1.439207 $1.334505	0.000 0.000 0.000 0.000 0.000 0.000 14,947.871 17,252.575 17,547.097 17,839.182

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.239705 $0.992525 $1.234015 $0.991162 $1.012282 $1.035044 $1.116131 $0.966683 $0.809123 $0.919216	$1.465585 $1.239705 $0.992525 $1.234015 $0.991162 $1.012282 $1.035044 $1.116131 $0.966683 $0.809123	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.589045 $1.331013 $1.358669 $1.187114 $1.162899 $1.184710 $1.120658 $0.960410 $0.870855 $0.995916	$1.780872 $1.589045 $1.331013 $1.358669 $1.187114 $1.162899 $1.184710 $1.120658 $0.960410 $0.870855	0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,774.430 2,901.956 8,253.021
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.204291 $1.649231 $1.707297 $1.352620 $1.412130 $1.520390 $1.554867 $1.142389 $1.071339 $1.173932	$2.570206 $2.204291 $1.649231 $1.707297 $1.352620 $1.412130 $1.520390 $1.554867 $1.142389 $1.071339	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.311001 $1.177662 $1.255077 $1.137214 $1.112039 $1.159138 $1.159716 $1.084334 $1.031887 $1.028240	$1.429860 $1.311001 $1.177662 $1.255077 $1.137214 $1.112039 $1.159138 $1.159716 $1.084334 $1.031887	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.438198 $1.165530 $1.331506 $1.091937 $1.052458 $1.096730 $1.092053 $0.881311 $0.799909 $0.865161	$1.753478 $1.438198 $1.165530 $1.331506 $1.091937 $1.052458 $1.096730 $1.092053 $0.881311 $0.799909	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.412033 $1.202349 $1.323428 $1.129600 $1.084318 $1.134596 $1.129643 $0.967917 $0.894571 $0.933681	$1.587357 $1.412033 $1.202349 $1.323428 $1.129600 $1.084318 $1.134596 $1.129643 $0.967917 $0.894571	0.000 0.000 0.000 0.000 0.000 0.000 55,912.156 56,552.052 231,232.031 263,102.336

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.386044 $1.216893 $1.311534 $1.151993 $1.116298 $1.167551 $1.160613 $1.045472 $0.977439 $0.994046	$1.525702 $1.386044 $1.216893 $1.311534 $1.151993 $1.116298 $1.167551 $1.160613 $1.045472 $0.977439	0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,823.295 2,983.462 75,713.011
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.096005 $1.032680 $1.054423 $1.039888 $1.039212 $1.056467 $1.025286 $1.068543 $1.040550 $1.000000	$1.151510 $1.096005 $1.032680 $1.054423 $1.039888 $1.039212 $1.056467 $1.025286 $1.068543 $1.040550	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.111709 $1.648148 $1.793322 $1.513907 $1.389561 $1.422395 $1.273001 $0.982678 $0.863458 $0.876536	$2.481486 $2.111709 $1.648148 $1.793322 $1.513907 $1.389561 $1.422395 $1.273001 $0.982678 $0.863458	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.072001 $0.929734 $1.076680 $0.904048 $0.912262 $0.948401 $0.975057 $0.884335 $0.802002 $0.884680	$1.203809 $1.072001 $0.929734 $1.076680 $0.904048 $0.912262 $0.948401 $0.975057 $0.884335 $0.802002	0.000 0.000 0.000 0.000 0.000 0.000 0.000 45,617.343 65,549.568 89,509.101
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.665674 $2.158007 $2.504332 $2.256674 $2.014122 $2.116612 $1.877556 $1.456707 $1.235895 $1.239127	$2.640420 $2.665674 $2.158007 $2.504332 $2.256674 $2.014122 $2.116612 $1.877556 $1.456707 $1.235895	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.241907 $1.131890 $1.192665 $1.121096 $1.097460 $1.123925 $1.078660 $1.044944 $0.991877 $1.000000	$1.364912 $1.241907 $1.131890 $1.192665 $1.121096 $1.097460 $1.123925 $1.078660 $1.044944 $0.991877	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.252439 $1.100685 $1.161314 $1.072244 $1.100996 $1.146831 $1.078303 $1.005607 $1.000000	$1.221136 $1.252439 $1.100685 $1.161314 $1.072244 $1.100996 $1.146831 $1.078303 $1.005607	0.000 0.000 0.000 0.000 0.000 0.000 9,261.761 9,701.467 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.319088 $1.151668 $1.233179 $1.111032 $1.144511 $1.202879 $1.134178 $1.000675 $1.000000	$1.265205 $1.319088 $1.151668 $1.233179 $1.111032 $1.144511 $1.202879 $1.134178 $1.000675	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.382743 $1.219579 $1.303366 $1.171876 $1.152020 $1.196238 $1.167073 $1.068293 $1.005354 $1.010594	$1.412418 $1.382743 $1.219579 $1.303366 $1.171876 $1.152020 $1.196238 $1.167073 $1.068293 $1.005354	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.382919 $1.257303 $1.330433 $1.222145 $1.197707 $1.230120 $1.192236 $1.131562 $1.082666 $1.070290	$1.422405 $1.382919 $1.257303 $1.330433 $1.222145 $1.197707 $1.230120 $1.192236 $1.131562 $1.082666	0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,561.603 2,706.912 2,855.942
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.454931 $1.242803 $1.365561 $1.175632 $1.145591 $1.211068 $1.188116 $1.020265 $0.932973 $0.962507	$1.486538 $1.454931 $1.242803 $1.365561 $1.175632 $1.145591 $1.211068 $1.188116 $1.020265 $0.932973	0.000 0.000 0.000 0.000 0.000 0.000 22,905.336 11,000.258 11,126.486 11,248.683
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.368505 $1.177153 $1.234512 $1.136468 $1.112824 $1.173114 $1.107483 $0.988353 $1.000000	$1.614420 $1.368505 $1.177153 $1.234512 $1.136468 $1.112824 $1.173114 $1.107483 $0.988353	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.804746 $2.317012 $2.220715 $1.580948 $1.653887 $1.513646 $1.459455 $1.006602 $0.891316 $0.967013	$5.975161 $2.804746 $2.317012 $2.220715 $1.580948 $1.653887 $1.513646 $1.459455 $1.006602 $0.891316	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.688884 $1.461768 $1.614173 $1.450638 $1.415050 $1.461294 $1.466217 $1.308202 $1.214619 $1.289421	$1.959399 $1.688884 $1.461768 $1.614173 $1.450638 $1.415050 $1.461294 $1.466217 $1.308202 $1.214619	0.000 0.000 0.000 0.000 0.000 0.000 0.000 45,842.115 52,352.455 53,308.168
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.347287 $9.200856 $10.175905 $9.225151 $9.374353 $9.900929 $9.998372	$10.802529 $10.347287 $9.200856 $10.175905 $9.225151 $9.374353 $9.900929	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$10.939934 $9.227959 $10.992002 $9.998252	$11.546326 $10.939934 $9.227959 $10.992002	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.911229 $1.604542 $1.703292 $1.526358 $1.446342 $1.476204 $1.362684 $1.180366 $1.071293 $1.053161	$2.166125 $1.911229 $1.604542 $1.703292 $1.526358 $1.446342 $1.476204 $1.362684 $1.180366 $1.071293	0.000 0.000 0.000 0.000 0.000 0.000 0.000 22,520.687 23,044.250 49,134.111
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.217750 $1.037885 $1.137687 $1.035705 $1.002433 $1.049202 $0.992468 $0.905090 $0.914306 $0.965451	$1.299641 $1.217750 $1.037885 $1.137687 $1.035705 $1.002433 $1.049202 $0.992468 $0.905090 $0.914306	0.000 0.000 0.000 0.000 0.000 0.000 15,424.553 16,156.817 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.147069 $0.995199 $1.070302 $0.988865 $0.960778 $1.000787 $0.938893 $0.885453 $0.889689 $0.980601	$1.235821 $1.147069 $0.995199 $1.070302 $0.988865 $0.960778 $1.000787 $0.938893 $0.885453 $0.889689	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 85,132.848

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.199617 $1.006623 $1.112325 $0.988020 $0.960915 $1.015226 $0.973304 $0.849935 $0.861075 $0.993687	$1.283019 $1.199617 $1.006623 $1.112325 $0.988020 $0.960915 $1.015226 $0.973304 $0.849935 $0.861075	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.303614 $1.228702 $1.266321 $1.234254 $1.228468 $1.246590 $1.218649 $1.278371 $1.215089 $1.169738	$1.372705 $1.303614 $1.228702 $1.266321 $1.234254 $1.228468 $1.246590 $1.218649 $1.278371 $1.215089	0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,231.068 9,860.768 30,186.545
TA PineBridge Inflation Opportunities - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.998744 $0.941502 $0.975521 $0.964790 $0.947987 $0.995490 $0.982216 $1.107636 $1.062964 $1.000000	$1.064285 $0.998744 $0.941502 $0.975521 $0.964790 $0.947987 $0.995490 $0.982216 $1.107636 $1.062964	0.000 0.000 0.000 0.000 0.000 0.000 3,780.223 3,959.682 3,999.922 4,075.717
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.022659 $0.040444 $0.038746 $0.058417 $0.077974 $0.085784 $0.117575 $0.218481 $0.315837 $0.402430	$0.010335 $0.022659 $0.040444 $0.038746 $0.058417 $0.077974 $0.085784 $0.117575 $0.218481 $0.315837	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 12,359.432 131,078.387
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.194399 $1.095252 $1.150535 $1.050578 $1.043900 $1.090531 $1.073625 $1.022771 $0.977077 $1.000000	$1.248890 $1.194399 $1.095252 $1.150535 $1.050578 $1.043900 $1.090531 $1.073625 $1.022771 $0.977077	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.253707 $1.148377 $1.245597 $1.056010 $1.056306 $1.152771 $1.139099 $0.997255 $0.916867 $1.000000	$1.203581 $1.253707 $1.148377 $1.245597 $1.056010 $1.056306 $1.152771 $1.139099 $0.997255 $0.916867	0.000 0.000 0.000 0.000 0.000 0.000 0.000 24,784.790 24,671.421 36,431.813

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.224988 $1.124358 $1.196864 $1.057414 $1.055470 $1.124692 $1.107151 $1.016336 $0.957342 $1.000000	$1.239963 $1.224988 $1.124358 $1.196864 $1.057414 $1.055470 $1.124692 $1.107151 $1.016336 $0.957342	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA S&P 500 Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$13.299277 $10.378371 $11.159631 $9.998252	$15.359739 $13.299277 $10.378371 $11.159631	0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount Inception Date January 22, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.367470 $1.932777 $2.231343 $1.974558 $1.667100 $1.748240 $1.699370 $1.274168 $1.120100 $1.176077	$2.407852 $2.367470 $1.932777 $2.231343 $1.974558 $1.667100 $1.748240 $1.699370 $1.274168 $1.120100	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.858230 $2.202125 $2.422831 $2.025175 $1.860849 $1.858041 $1.783828 $1.266176 $1.119148 $1.124463	$3.455201 $2.858230 $2.202125 $2.422831 $2.025175 $1.860849 $1.858041 $1.783828 $1.266176 $1.119148	0.000 0.000 0.000 0.000 0.000 0.000 9,636.450 9,746.742 9,858.588 9,966.870
TA TS&W International Equity - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.040028 $0.878637 $1.063212 $0.884083 $0.894871 $0.903387 $0.973872 $0.800621 $0.701422 $0.837413	$1.082871 $1.040028 $0.878637 $1.063212 $0.884083 $0.894871 $0.903387 $0.973872 $0.800621 $0.701422	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.198663 $1.605557 $1.638419 $1.296808 $1.289906 $1.234112 $1.135759 $0.876741 $0.792446 $0.841316	$2.951835 $2.198663 $1.605557 $1.638419 $1.296808 $1.289906 $1.234112 $1.135759 $0.876741 $0.792446	0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,784.503 2,942.204 2,884.954

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.036880 $1.760260 $1.921500 $1.697499 $1.660131 $1.674157 $1.596635 $1.402702 $1.263956 $1.331774	$2.178490 $2.036880 $1.760260 $1.921500 $1.697499 $1.660131 $1.674157 $1.596635 $1.402702 $1.263956	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.076358 $1.751249 $1.877331 $1.651413 $1.543249 $1.556199 $1.509750 $1.248049 $1.098433 $1.108724	$2.283636 $2.076358 $1.751249 $1.877331 $1.651413 $1.543249 $1.556199 $1.509750 $1.248049 $1.098433	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - The Bond Fund of AmericaSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.132557 $1.058937 $1.090676 $1.075733 $1.068415 $1.089471 $1.058131 $1.105809 $1.073163 $1.034117	$1.215456 $1.132557 $1.058937 $1.090676 $1.075733 $1.068415 $1.089471 $1.058131 $1.105809 $1.073163	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.872855 $1.538388 $1.641459 $1.441117 $1.373291 $1.395040 $1.292728 $1.104879 $0.981128 $1.040017	$2.243522 $1.872855 $1.538388 $1.641459 $1.441117 $1.373291 $1.395040 $1.292728 $1.104879 $0.981128	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.078832 $1.775229 $2.004806 $1.831087 $1.655503 $1.802760 $1.791351 $1.478775 $1.311076 $1.361314	$2.275327 $2.078832 $1.775229 $2.004806 $1.831087 $1.655503 $1.802760 $1.791351 $1.478775 $1.311076	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.513073 $1.337391 $1.462980 $1.296435 $1.248333 $1.292540 $1.256577 $1.119656 $1.019006 $1.074161	$1.572143 $1.513073 $1.337391 $1.462980 $1.296435 $1.248333 $1.292540 $1.256577 $1.119656 $1.019006	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.127998 $1.081339 $1.102395 $1.097923 $1.117720 $1.141522 $1.114497 $1.165209 $1.132940 $1.076537	$1.202289 $1.127998 $1.081339 $1.102395 $1.097923 $1.117720 $1.141522 $1.114497 $1.165209 $1.132940	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2020 2019 2018 2017 2016 2015	$11.895312 $10.294172 $11.144919 $9.912032 $9.496038 $9.999471	$12.168403 $11.895312 $10.294172 $11.144919 $9.912032 $9.496038	0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.830467 $0.832371 $0.841607 $0.857945 $0.874591 $0.891605 $0.908945 $0.926620 $0.944739 $0.963061	$0.816592 $0.830467 $0.832371 $0.841607 $0.857945 $0.874591 $0.891605 $0.908945 $0.926620 $0.944739	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 40- Service Class Subaccount Inception Date August 16, 2010	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.304758 $1.155659 $1.232915 $1.147630 $1.147118 $1.174412 $1.136447 $1.083955 $1.044657 $1.047539	$1.400781 $1.304758 $1.155659 $1.232915 $1.147630 $1.147118 $1.174412 $1.136447 $1.083955 $1.044657	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 50 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$12.171578 $10.694024 $11.197545 $10.115681 $9.998417	$13.099634 $12.171578 $10.694024 $11.197545 $10.115681	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 75 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$13.103196 $11.106521 $11.785148 $10.184643 $9.998417	$14.171281 $13.103196 $11.106521 $11.785148 $10.184643	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$14.306203 $11.707575 $12.608635 $10.430920 $9.998417	$15.419035 $14.306203 $11.707575 $12.608635 $10.430920	0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.328330 $1.192635 $1.270413 $1.150541 $1.124515 $1.171569 $1.171584 $1.094890 $1.041413 $1.037227	$1.449467 $1.328330 $1.192635 $1.270413 $1.150541 $1.124515 $1.171569 $1.171584 $1.094890 $1.041413	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.504162 $1.280174 $1.408391 $1.201546 $1.152819 $1.205678 $1.199825 $1.027546 $0.949221 $0.990224	$1.691755 $1.504162 $1.280174 $1.408391 $1.201546 $1.152819 $1.205678 $1.199825 $1.027546 $0.949221	4,768.394 52,835.132 57,438.360 58,086.660 58,437.769 59,118.251 59,828.717 64,156.819 64,698.371 66,098.086
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.432114 $1.256727 $1.353789 $1.188524 $1.151140 $1.203395 $1.195664 $1.076523 $1.005964 $1.022550	$1.577188 $1.432114 $1.256727 $1.353789 $1.188524 $1.151140 $1.203395 $1.195664 $1.076523 $1.005964	63,323.071 63,673.277 64,025.415 64,379.502 64,735.547 73,441.926 278,532.619 224,415.375 282,263.204 246,284.024
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.143068 $0.990882 $1.146923 $0.962560 $0.970829 $1.008782 $1.036633 $0.939715 $0.851811 $0.939166	$1.284236 $1.143068 $0.990882 $1.146923 $0.962560 $0.970829 $1.008782 $1.036633 $0.939715 $0.851811	1,609.011 17,490.088 18,140.480 17,823.107 17,885.019 17,546.529 17,188.253 21,297.951 21,695.862 20,791.138
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.390688 $1.225979 $1.309554 $1.176865 $1.156370 $1.200158 $1.170327 $1.070743 $1.007162 $1.011917	$1.421221 $1.390688 $1.225979 $1.309554 $1.176865 $1.156370 $1.200158 $1.170327 $1.070743 $1.007162	0.000 0.000 0.000 0.000 0.000 8,343.625 8,983.588 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.389810 $1.262943 $1.335737 $1.226403 $1.201293 $1.233201 $1.194629 $1.133279 $1.083783 $1.070874	$1.430197 $1.389810 $1.262943 $1.335737 $1.226403 $1.201293 $1.233201 $1.194629 $1.133279 $1.083783	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.463329 $1.249365 $1.372087 $1.180669 $1.149942 $1.215081 $1.191467 $1.022629 $0.934661 $0.963772	$1.495854 $1.463329 $1.249365 $1.372087 $1.180669 $1.149942 $1.215081 $1.191467 $1.022629 $0.934661	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.373501 $9.219639 $10.191636 $9.234885 $9.379647 $9.901652 $9.998413	$10.835205 $10.373501 $9.219639 $10.191636 $9.234885 $9.379647 $9.901652	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$10.954272 $9.235542 $10.995615 $9.998292	$11.567137 $10.954272 $9.235542 $10.995615	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date September 10. 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.005715 $1.683034 $1.785747 $1.599460 $1.514870 $1.545393 $1.425843 $1.234467 $1.119835 $1.100340	$2.274334 $2.005715 $1.683034 $1.785747 $1.599460 $1.514870 $1.545393 $1.425843 $1.234467 $1.119835	0.000 0.000 0.000 0.000 0.000 0.000 0.000 3,178.976 3,438.449 3,810.019
TA PIMCO Total Return - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.223650 $1.152779 $1.187482 $1.156843 $1.150872 $1.167274 $1.140554 $1.195869 $1.136107 $1.093181	$1.289124 $1.223650 $1.152779 $1.187482 $1.156843 $1.150872 $1.167274 $1.140554 $1.195869 $1.136107	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.199492 $1.099380 $1.154289 $1.053500 $1.046280 $1.092476 $1.075010 $1.023603 $0.977398 $1.000000	$1.254823 $1.199492 $1.099380 $1.154289 $1.053500 $1.046280 $1.092476 $1.075010 $1.023603 $0.977398	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA S&P 500 Index - Service Class(3) Subaccount Inception Date May 1,2017	2020 2019 2018 2017	$13.316711 $10.386896 $11.163297 $9.998292	$15.387420 $13.316711 $10.386896 $11.163297	0.000 0.000 0.000 0.000

Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.070492 $1.786679 $1.947452 $1.717910 $1.677632 $1.689337 $1.608752 $1.411267 $1.269795 $1.335965	$2.217704 $2.070492 $1.786679 $1.947452 $1.717910 $1.677632 $1.689337 $1.608752 $1.411267 $1.269795	0.000 0.000 0.000 0.000 0.000 0.000 3,993.546 14,750.275 10,611.589 10,729.522

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.877319 $1.546069 $1.671769 $1.434920 $1.315094 $1.319944 $1.229484 $0.929923 $0.807498 $0.774960	$1.889718 $1.877319 $1.546069 $1.671769 $1.434920 $1.315094 $1.319944 $1.229484 $0.929923 $0.807498	0.000 0.000 0.000 0.000 0.000 0.000 0.000 18,545.728 6,372.272 0.000
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.820084 $2.136617 $2.125924 $1.643511 $1.634531 $1.501018 $1.342269 $0.997386 $0.870099 $0.920274	$3.743895 $2.820084 $2.136617 $2.125924 $1.643511 $1.634531 $1.501018 $1.342269 $0.997386 $0.870099	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.107432 $1.774858 $1.899831 $1.668748 $1.557171 $1.567931 $1.518910 $1.253785 $1.101851 $1.110539	$2.321220 $2.107432 $1.774858 $1.899831 $1.668748 $1.557171 $1.567931 $1.518910 $1.253785 $1.101851	0.000 0.000 0.000 0.000 4,093.963 186,536.042 340,348.329 48,055.962 48,830.456 36,499.807
American Funds - The Bond Fund of AmericaSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.149513 $1.073220 $1.103755 $1.087035 $1.078059 $1.097698 $1.064558 $1.110897 $1.076491 $1.035813	$1.235470 $1.149513 $1.073220 $1.103755 $1.087035 $1.078059 $1.097698 $1.064558 $1.110897 $1.076491	0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,491.138 4,395.484 5,336.147
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.015270 $2.354126 $2.409808 $1.917693 $1.788188 $1.708576 $1.607663 $1.261635 $1.092758 $1.165523	$4.491423 $3.015270 $2.354126 $2.409808 $1.917693 $1.788188 $1.708576 $1.607663 $1.261635 $1.092758	0.000 0.000 0.000 0.000 0.000 6,417.001 6,194.235 5,668.485 4,391.702 4,916.824
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.666150 $2.158079 $2.243761 $1.871783 $1.713557 $1.724459 $1.591427 $1.217099 $1.057856 $1.100155	$2.965036 $2.666150 $2.158079 $2.243761 $1.871783 $1.713557 $1.724459 $1.591427 $1.217099 $1.057856	0.000 0.000 0.000 0.000 0.000 6,492.141 6,258.447 16,678.802 25,931.921 21,309.886

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.429900 $1.188067 $1.396582 $1.078968 $1.063980 $1.137826 $1.193390 $1.001726 $0.867527 $1.029486	$1.596181 $1.429900 $1.188067 $1.396582 $1.078968 $1.063980 $1.137826 $1.193390 $1.001726 $0.867527	0.000 0.000 0.000 0.000 0.000 8,968.552 8,577.686 0.000 2,284.924 3,372.496
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.905282 $1.562723 $1.664959 $1.459607 $1.388876 $1.408805 $1.303562 $1.112499 $0.986432 $1.044104	$2.285732 $1.905282 $1.562723 $1.664959 $1.459607 $1.388876 $1.408805 $1.303562 $1.112499 $0.986432	0.000 0.000 0.000 0.000 0.000 0.000 0.000 25,025.111 78,633.872 80,396.896
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.083457 $1.615653 $1.761896 $1.475084 $1.393809 $1.413030 $1.288321 $1.001507 $0.877920 $0.919292	$2.665411 $2.083457 $1.615653 $1.761896 $1.475084 $1.393809 $1.413030 $1.288321 $1.001507 $0.877920	0.000 0.000 0.000 0.000 680.441 8,809.281 9,613.187 20,104.797 32,572.161 23,749.602
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.623388 $1.300164 $1.447270 $1.307801 $1.130988 $1.202304 $1.128276 $0.898539 $0.781508 $0.790374	$1.697395 $1.623388 $1.300164 $1.447270 $1.307801 $1.130988 $1.202304 $1.128276 $0.898539 $0.781508	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 406.704 413.648
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.448318 $1.860316 $1.902213 $1.436271 $1.454049 $1.384618 $1.269709 $0.950403 $0.845776 $0.861246	$3.452451 $2.448318 $1.860316 $1.902213 $1.436271 $1.454049 $1.384618 $1.269709 $0.950403 $0.845776	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.858456 $1.535983 $1.834858 $1.549561 $1.409331 $1.458464 $1.400263 $1.049137 $0.932347 $1.064643	$2.151787 $1.858456 $1.535983 $1.834858 $1.549561 $1.409331 $1.458464 $1.400263 $1.049137 $0.932347	0.000 0.000 0.000 0.000 325.342 14,845.518 39,885.576 51,115.421 72,897.246 58,446.539

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.718509 $1.304592 $1.609924 $1.376169 $1.282003 $1.348093 $1.288450 $1.007517 $0.807263 $0.903413	$1.823507 $1.718509 $1.304592 $1.609924 $1.376169 $1.282003 $1.348093 $1.288450 $1.007517 $0.807263	0.000 0.000 0.000 0.000 0.000 410.770 0.000 0.000 0.000 0.000
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.113194 $1.801914 $2.031923 $1.853123 $1.672982 $1.819119 $1.804938 $1.487796 $1.317132 $1.365595	$2.316329 $2.113194 $1.801914 $2.031923 $1.853123 $1.672982 $1.819119 $1.804938 $1.487796 $1.317132	0.000 0.000 0.000 0.000 0.000 0.000 0.000 5,870.026 11,162.116 11,354.014
Franklin Income VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.540104 $1.350890 $1.437201 $1.333965 $1.190903 $1.304352 $1.269245 $1.133996 $1.024851 $1.018968	$1.523369 $1.540104 $1.350890 $1.437201 $1.333965 $1.190903 $1.304352 $1.269245 $1.133996 $1.024851	0.000 0.000 0.000 0.000 0.000 0.000 28,470.391 29,883.010 30,105.816 16,232.985
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.486551 $1.234620 $1.382304 $1.298703 $1.139100 $1.219833 $1.159228 $0.920063 $0.819923 $0.843440	$1.386604 $1.486551 $1.234620 $1.382304 $1.298703 $1.139100 $1.219833 $1.159228 $0.920063 $0.819923	0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,232.422 8,797.116 10,002.472
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.283890 $1.704211 $1.805298 $1.446694 $1.443552 $1.402898 $1.320309 $0.961445 $1.000000	$3.185753 $2.283890 $1.704211 $1.805298 $1.446694 $1.443552 $1.402898 $1.320309 $0.961445	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 13,973.757
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.007175 $2.265001 $2.321460 $1.859454 $1.688469 $1.656458 $1.502357 $1.158294 $1.008010 $1.043357	$3.520680 $3.007175 $2.265001 $2.321460 $1.859454 $1.688469 $1.656458 $1.502357 $1.158294 $1.008010	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.510297 $1.194495 $1.308834 $1.051698 $1.051461 $1.098211 $1.043073 $0.829069 $0.704212 $0.833448	$1.776793 $1.510297 $1.194495 $1.308834 $1.051698 $1.051461 $1.098211 $1.043073 $0.829069 $0.704212	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.780729 $2.003727 $2.075658 $1.672504 $1.564847 $1.627955 $1.791527 $1.291440 $1.087532 $1.236867	$3.976780 $2.780729 $2.003727 $2.075658 $1.672504 $1.564847 $1.627955 $1.791527 $1.291440 $1.087532	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 829.122 1,342.420
MFS ® Total Return Series – Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.617644 $1.370962 $1.482842 $1.347427 $1.260493 $1.290654 $1.213903 $1.040731 $0.955131 $0.957124	$1.740251 $1.617644 $1.370962 $1.482842 $1.347427 $1.260493 $1.290654 $1.213903 $1.040731 $0.955131	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 26,893.829 28,692.640
Rational Insider Buying VA Fund Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.798888 $1.476815 $1.619885 $1.403140 $1.286726 $1.411025 $1.466712 $1.131818 $0.939677 $0.965352	$2.016894 $1.798888 $1.476815 $1.619885 $1.403140 $1.286726 $1.411025 $1.466712 $1.131818 $0.939677	0.000 0.000 0.000 0.000 944.449 1,048.051 35,501.028 82,070.206 123,103.363 108,449.356
Rational Trend Aggregation VA Fund Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.303886 $1.237098 $1.319810 $1.365204 $1.299174 $1.364268 $1.260726 $1.069849 $0.977162 $0.929015	$1.296182 $1.303886 $1.237098 $1.319810 $1.365204 $1.299174 $1.364268 $1.260726 $1.069849 $0.977162	0.000 0.000 0.000 0.000 0.000 0.000 44,567.798 73,794.259 68,561.060 33,176.579
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.535701 $1.355412 $1.480518 $1.310063 $1.259611 $1.302286 $1.264203 $1.124799 $1.022183 $1.075922	$1.598004 $1.535701 $1.355412 $1.480518 $1.310063 $1.259611 $1.302286 $1.264203 $1.124799 $1.022183	0.000 0.000 0.000 0.000 0.000 0.000 0.000 3,600.652 3,206.596 3,227.418

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.006007 $0.910095 $1.095794 $0.955895 $0.907911 $0.988429 $1.132267 $0.937332 $0.807127 $0.919410	$0.976779 $1.006007 $0.910095 $1.095794 $0.955895 $0.907911 $0.988429 $1.132267 $0.937332 $0.807127	0.000 0.000 0.000 0.000 0.000 0.000 21,002.981 21,152.335 21,304.145 11,032.383
TA Aegon High Yield Bond - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.761121 $1.573025 $1.646092 $1.562915 $1.383425 $1.471607 $1.445968 $1.384384 $1.203610 $1.172046	$1.810914 $1.761121 $1.573025 $1.646092 $1.562915 $1.383425 $1.471607 $1.445968 $1.384384 $1.203610	0.000 0.000 0.000 0.000 0.000 193.138 24,087.486 27,700.127 28,910.769 17,200.610
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount Inception Date August 16, 2017	2020 2019 2018 2017	$2.562300 $2.105120 $2.421781 $2.249635	$2.331916 $2.562300 $2.105120 $2.421781	0.000 0.000 0.000 0.000
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.573186 $1.295995 $1.494060 $1.309644 $1.163416 $1.231555 $1.120037 $0.877560 $0.801507 $0.796335	$1.428093 $1.573186 $1.295995 $1.494060 $1.309644 $1.163416 $1.231555 $1.120037 $0.877560 $0.801507	0.000 0.000 0.000 0.000 0.000 0.000 53,673.355 128,786.071 199,660.227 167,759.954
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.189961 $1.139069 $1.159527 $1.153132 $1.172190 $1.195383 $1.165374 $1.216607 $1.181162 $1.120706	$1.270191 $1.189961 $1.139069 $1.159527 $1.153132 $1.172190 $1.195383 $1.165374 $1.216607 $1.181162	0.000 0.000 0.000 0.000 0.000 0.000 0.000 7,545.404 10,533.721 11,811.585
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.189961 $1.139069 $1.159527 $1.153132 $1.172190 $1.195383 $1.165374 $1.216607 $1.181162 $1.120706	$1.270191 $1.189961 $1.139069 $1.159527 $1.153132 $1.172190 $1.195383 $1.165374 $1.216607 $1.181162	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 67,916.063
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2020 2019 2018 2017 2016 2015	$11.977389 $10.349969 $11.188748 $9.936436 $9.505430 $9.999511	$12.270436 $11.977389 $10.349969 $11.188748 $9.936436 $9.505430	0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.210142 $0.986446 $1.119954 $1.026951 $1.041025 $1.069087 $0.960621 $0.942948 $0.768145 $0.831935	$1.182700 $1.210142 $0.986446 $1.119954 $1.026951 $1.041025 $1.069087 $0.960621 $0.942948 $0.768145	0.000 0.000 0.000 0.000 1,389.316 19,713.350 54,218.989 66,251.632 64,685.139 32,503.786
TA BlackRock Government Money Market - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.853331 $0.854019 $0.862254 $0.877682 $0.893385 $0.909437 $0.925773 $0.942392 $0.959394 $0.976555	$0.840329 $0.853331 $0.854019 $0.862254 $0.877682 $0.893385 $0.909437 $0.925773 $0.942392 $0.959394	0.000 0.000 0.000 0.000 1,228.069 132,363.570 437,358.220 42,458.079 304,139.074 361,500.736
TA BlackRock iShares Edge 40- Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.171210 $1.035848 $1.103459 $1.025632 $1.023677 $1.046498 $1.011175 $0.963050 $0.926759 $0.927952	$1.259252 $1.171210 $1.035848 $1.103459 $1.025632 $1.023677 $1.046498 $1.011175 $0.963050 $0.926759	0.000 0.000 0.000 0.000 0.000 80,289.423 143,132.820 360,541.221 333,939.839 65,287.687
TA BlackRock iShares Edge 50 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$12.239604 $10.737988 $11.226947 $10.127373 $9.998538	$13.192279 $12.239604 $10.737988 $11.226947 $10.127373	0.000 0.000 0.000 0.000 517.164
TA BlackRock iShares Edge 75 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$13.176427 $11.152173 $11.816084 $10.196412 $9.998538	$14.271496 $13.176427 $11.152173 $11.816084 $10.196412	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$14.386137 $11.755682 $12.641717 $10.442962 $9.998538	$15.528061 $14.386137 $11.755682 $12.641717 $10.442962	0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.977227 $1.719616 $1.831581 $1.669441 $1.619910 $1.651132 $1.599752 $1.449592 $1.341484 $1.316306	$2.198413 $1.977227 $1.719616 $1.831581 $1.669441 $1.619910 $1.651132 $1.599752 $1.449592 $1.341484	0.000 0.000 0.000 0.000 10,849.496 75,465.860 177,310.116 691,631.960 1,036,682.985 1,024,422.353

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.270009 $1.014789 $1.259210 $1.009417 $1.028915 $1.049982 $1.130019 $0.976798 $0.815992 $0.925199	$1.504365 $1.270009 $1.014789 $1.259210 $1.009417 $1.028915 $1.049982 $1.130019 $0.976798 $0.815992	0.000 0.000 0.000 0.000 442.451 490.968 0.000 0.000 0.000 0.000
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.620939 $1.355067 $1.380503 $1.203823 $1.176953 $1.196678 $1.129764 $0.966310 $0.874486 $0.998105	$1.820187 $1.620939 $1.355067 $1.380503 $1.203823 $1.176953 $1.196678 $1.129764 $0.966310 $0.874486	0.000 0.000 0.000 0.000 0.000 0.000 79,057.966 8,666.014 8,341.002 7,646.845
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.258228 $1.686284 $1.742206 $1.377582 $1.435377 $1.542390 $1.574275 $1.154375 $1.080451 $1.181601	$2.638281 $2.258228 $1.686284 $1.742206 $1.377582 $1.435377 $1.542390 $1.574275 $1.154375 $1.080451	0.000 0.000 0.000 0.000 0.000 3,322.228 2,975.507 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.343113 $1.204141 $1.280765 $1.158215 $1.130355 $1.175918 $1.174202 $1.095719 $1.040662 $1.034951	$1.467767 $1.343113 $1.204141 $1.280765 $1.158215 $1.130355 $1.175918 $1.174202 $1.095719 $1.040662	0.000 0.000 0.000 0.000 0.000 6,366.863 6,460.333 10,716.327 48,186.516 53,707.244
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.473433 $1.191744 $1.358767 $1.112115 $1.069803 $1.112614 $1.105692 $0.890573 $0.806723 $0.870816	$1.799967 $1.473433 $1.191744 $1.358767 $1.112115 $1.069803 $1.112614 $1.105692 $0.890573 $0.806723	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 15,042.163
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.446568 $1.229342 $1.350454 $1.150423 $1.102161 $1.150995 $1.143731 $0.978062 $0.902177 $0.939767	$1.629385 $1.446568 $1.229342 $1.350454 $1.150423 $1.102161 $1.150995 $1.143731 $0.978062 $0.902177	0.000 0.000 0.000 0.000 0.000 203,448.512 380,258.261 702,774.962 1,052,951.062 2,079,120.598

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date September 10,2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.419973 $1.244249 $1.338369 $1.173266 $1.134685 $1.184445 $1.175101 $1.056449 $0.985750 $1.000538	$1.566135 $1.419973 $1.244249 $1.338369 $1.173266 $1.134685 $1.184445 $1.175101 $1.056449 $0.985750	0.000 0.000 0.000 0.000 32,112.860 34,061.887 44,126.627 223,199.692 256,791.472 526,290.748
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.114814 $1.048347 $1.068302 $1.051509 $1.048770 $1.064092 $1.030658 $1.072035 $1.041900 $1.000000	$1.173575 $1.114814 $1.048347 $1.068302 $1.051509 $1.048770 $1.064092 $1.030658 $1.072035 $1.041900	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.163217 $1.685047 $1.829864 $1.541727 $1.412329 $1.442871 $1.288808 $0.992929 $0.870759 $0.882228	$2.547010 $2.163217 $1.685047 $1.829864 $1.541727 $1.412329 $1.442871 $1.288808 $0.992929 $0.870759	0.000 0.000 0.000 0.000 0.000 7,725.554 7,823.865 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.098218 $0.950599 $1.098675 $0.920711 $0.927258 $0.962102 $0.987210 $0.893600 $0.808807 $0.890435	$1.235669 $1.098218 $0.950599 $1.098675 $0.920711 $0.927258 $0.962102 $0.987210 $0.893600 $0.808807	0.000 0.000 0.000 0.000 20,045.483 245,876.326 284,150.237 550,898.525 737,732.508 487,924.090
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.719172 $2.197000 $2.544547 $2.288422 $2.038479 $2.138000 $1.892795 $1.465660 $1.241043 $1.241848	$2.698707 $2.719172 $2.197000 $2.544547 $2.288422 $2.038479 $2.138000 $1.892795 $1.465660 $1.241043	0.000 0.000 0.000 0.000 229.756 3,122.676 2,636.828 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.263235 $1.149077 $1.208388 $1.133652 $1.107570 $1.132050 $1.084328 $1.048376 $0.993167 $1.000000	$1.391086 $1.263235 $1.149077 $1.208388 $1.133652 $1.107570 $1.132050 $1.084328 $1.048376 $0.993167	0.000 0.000 0.000 0.000 37,470.000 41,475.503 62,170.937 65,057.530 34,493.853 20,408.671

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.271421 $1.115182 $1.174298 $1.082106 $1.108963 $1.152857 $1.081846 $1.006923 $1.000000	$1.242087 $1.271421 $1.115182 $1.174298 $1.082106 $1.108963 $1.152857 $1.081846 $1.006923	0.000 0.000 0.000 0.000 0.000 0.000 656.374 670.955 685.865
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.339076 $1.166841 $1.246969 $1.121255 $1.152775 $1.209192 $1.137899 $1.001982 $1.000000	$1.286902 $1.339076 $1.166841 $1.246969 $1.121255 $1.152775 $1.209192 $1.137899 $1.001982	0.000 0.000 0.000 0.000 0.000 122,272.650 129,083.542 127,574.488 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.414828 $1.245427 $1.328366 $1.192009 $1.169522 $1.212022 $1.180148 $1.078133 $1.012608 $1.015898	$1.448021 $1.414828 $1.245427 $1.328366 $1.192009 $1.169522 $1.212022 $1.180148 $1.078133 $1.012608	0.000 0.000 0.000 0.000 31,490.224 89,336.695 121,780.006 94,168.941 68,851.374 95,153.215
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.410664 $1.280012 $1.351786 $1.239334 $1.212187 $1.242554 $1.201927 $1.138517 $1.087169 $1.072639	$1.453801 $1.410664 $1.280012 $1.351786 $1.239334 $1.212187 $1.242554 $1.201927 $1.138517 $1.087169	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.488630 $1.269093 $1.391693 $1.195791 $1.162960 $1.227019 $1.201404 $1.029644 $0.939702 $0.967555	$1.523966 $1.488630 $1.269093 $1.391693 $1.195791 $1.162960 $1.227019 $1.201404 $1.029644 $0.939702	0.000 0.000 0.000 0.000 34,941.611 160,781.296 187,846.103 192,998.538 224,060.638 266,587.810
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.388197 $1.191756 $1.247369 $1.146062 $1.120037 $1.178397 $1.110286 $0.988910 $1.000000	$1.640858 $1.388197 $1.191756 $1.247369 $1.146062 $1.120037 $1.178397 $1.110286 $0.988910	0.000 0.000 0.000 0.000 4,612.856 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.873259 $2.368959 $2.266019 $1.610062 $1.681049 $1.535492 $1.477610 $1.017134 $0.898881 $0.973311	$6.133133 $2.873259 $2.368959 $2.266019 $1.610062 $1.681049 $1.535492 $1.477610 $1.017134 $0.898881	0.000 0.000 0.000 0.000 0.000 3,180.720 3,221.201 0.000 0.000 0.000
TA Morgan Stanley Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.724561 $1.489726 $1.641807 $1.472592 $1.433665 $1.477608 $1.479690 $1.317636 $1.220978 $1.293642	$2.004725 $1.724561 $1.489726 $1.641807 $1.472592 $1.433665 $1.477608 $1.479690 $1.317636 $1.220978	0.000 0.000 0.000 0.000 3,713.516 30,950.411 112,694.320 618,670.603 860,943.729 836,382.187
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.452428 $9.276117 $10.238890 $9.264104 $9.395511 $9.903806 $9.998534	$10.933748 $10.452428 $9.276117 $10.238890 $9.264104 $9.395511 $9.903806	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA MSCI EAFE Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$10.997496 $9.258355 $11.006468 $9.998413	$11.629836 $10.997496 $9.258355 $11.006468	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.957989 $1.640582 $1.738119 $1.554518 $1.470149 $1.497552 $1.379675 $1.192729 $1.080378 $1.060019	$2.223484 $1.957989 $1.640582 $1.738119 $1.554518 $1.470149 $1.497552 $1.379675 $1.192729 $1.080378	0.000 0.000 0.000 0.000 3,479.501 0.000 10,198.271 30,155.877 37,717.413 94,666.892
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.242169 $1.056637 $1.155958 $1.050282 $1.014555 $1.059810 $1.000532 $0.910655 $0.918114 $0.967578	$1.328307 $1.242169 $1.056637 $1.155958 $1.050282 $1.014555 $1.059810 $1.000532 $0.910655 $0.918114	0.000 0.000 0.000 0.000 0.000 0.000 6,387.105 6,798.618 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.170072 $1.013166 $1.087487 $1.002773 $0.972369 $1.010869 $0.946497 $0.890882 $0.893389 $0.982753	$1.263081 $1.170072 $1.013166 $1.087487 $1.002773 $0.972369 $1.010869 $0.946497 $0.890882 $0.893389	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.223711 $1.024827 $1.130210 $1.001935 $0.972537 $1.025485 $0.981209 $0.855161 $0.864655 $0.995864	$1.311355 $1.223711 $1.024827 $1.130210 $1.001935 $0.972537 $1.025485 $0.981209 $0.855161 $0.864655	0.000 0.000 0.000 0.000 5,717.420 8,113.818 19,934.167 16,004.948 1,450.370 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.335490 $1.256279 $1.292192 $1.257005 $1.248676 $1.264610 $1.233837 $1.291760 $1.225391 $1.177363	$1.409030 $1.335490 $1.256279 $1.292192 $1.257005 $1.248676 $1.264610 $1.233837 $1.291760 $1.225391	0.000 0.000 0.000 0.000 21,802.935 38,565.851 41,071.498 258,361.532 352,263.659 335,006.441
TA PineBridge Inflation Opportunities - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.015905 $0.955791 $0.988379 $0.975570 $0.956708 $1.002677 $0.987371 $1.111260 $1.064340 $1.000000	$1.084707 $1.015905 $0.955791 $0.988379 $0.975570 $0.956708 $1.002677 $0.987371 $1.111260 $1.064340	0.000 0.000 0.000 0.000 25,704.775 52,302.841 63,745.173 68,762.245 34,395.123 5,392.186
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.023137 $0.041198 $0.039411 $0.059293 $0.078994 $0.086744 $0.118656 $0.220060 $0.317488 $0.403747	$0.010566 $0.023137 $0.041198 $0.039411 $0.059293 $0.078994 $0.086744 $0.118656 $0.220060 $0.317488	0.000 0.000 0.000 0.000 0.000 120,074.592 127,739.330 109,028.386 454,502.961 472,217.156
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 12, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.214895 $1.111866 $1.165667 $1.062323 $1.053501 $1.098391 $1.079252 $1.026124 $0.978354 $1.000000	$1.272811 $1.214895 $1.111866 $1.165667 $1.062323 $1.053501 $1.098391 $1.079252 $1.026124 $0.978354	0.000 0.000 0.000 0.000 0.000 0.000 58,733.880 74,104.134 82,582.976 83,458.178
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date December 12, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.275230 $1.165803 $1.262013 $1.067840 $1.066043 $1.161109 $1.145081 $1.000532 $0.918066 $1.000000	$1.226647 $1.275230 $1.165803 $1.262013 $1.067840 $1.066043 $1.161109 $1.145081 $1.000532 $0.918066	0.000 0.000 0.000 0.000 0.000 48,482.200 93,123.301 235,420.919 307,042.503 279,522.143

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date December 12, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.246016 $1.141418 $1.212627 $1.069244 $1.065181 $1.132814 $1.112966 $1.019665 $0.958587 $1.000000	$1.263735 $1.246016 $1.141418 $1.212627 $1.069244 $1.065181 $1.132814 $1.112966 $1.019665 $0.958587	0.000 0.000 0.000 0.000 0.000 0.000 661.631 676.323 691.358 0.000
TA S&P 500 Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$13.369238 $10.412539 $11.174311 $9.998413	$15.470826 $13.369238 $10.412539 $11.174311	0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount Inception Date January 22, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.423675 $1.974772 $2.275332 $2.009543 $1.693315 $1.772248 $1.719330 $1.286608 $1.128808 $1.182908	$2.469861 $2.423675 $1.974772 $2.275332 $2.009543 $1.693315 $1.772248 $1.719330 $1.286608 $1.128808	0.000 0.000 0.000 0.000 277.863 308.339 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.928211 $2.251620 $2.472396 $2.062567 $1.891497 $1.884934 $1.806097 $1.279479 $1.128679 $1.131825	$3.546755 $2.928211 $2.251620 $2.472396 $2.062567 $1.891497 $1.884934 $1.806097 $1.279479 $1.128679	0.000 0.000 0.000 0.000 243.626 5,939.107 33,033.231 27,775.759 27,975.105 14,936.202
TA TS&W International Equity - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.065529 $0.898414 $1.084985 $0.900431 $0.909633 $0.916487 $0.986040 $0.809044 $0.707399 $0.842889	$1.111597 $1.065529 $0.898414 $1.084985 $0.900431 $0.909633 $0.916487 $0.986040 $0.809044 $0.707399	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,498.701
TA WMC US Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.252465 $1.641631 $1.671920 $1.320741 $1.311132 $1.251967 $1.149922 $0.885940 $0.799184 $0.846821	$3.029986 $2.252465 $1.641631 $1.671920 $1.320741 $1.311132 $1.251967 $1.149922 $0.885940 $0.799184	0.000 0.000 0.000 0.000 0.000 4,260.672 4,314.886 6,613.734 11,579.786 13,513.396

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.139565 $1.840850 $2.000565 $1.759585 $1.713282 $1.720152 $1.633275 $1.428555 $1.281555 $1.344388	$2.298444 $2.139565 $1.840850 $2.000565 $1.759585 $1.713282 $1.720152 $1.633275 $1.428555 $1.281555	111,116.603 129,716.861 135,648.863 170,808.310 172,628.588 170,860.962 190,603.878 15,847.978 15,707.232 4,215.371
AB Growth and Income Portfolio - Class B Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.946846 $1.598599 $1.723452 $1.474930 $1.347786 $1.348768 $1.252619 $0.944631 $0.817844 $0.782579	$1.965504 $1.946846 $1.598599 $1.723452 $1.474930 $1.347786 $1.348768 $1.252619 $0.944631 $0.817844	130,022.948 168,840.933 178,136.048 245,474.720 298,989.672 306,549.291 282,162.640 182,081.585 99,979.593 80,613.312
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.924414 $2.209123 $2.191552 $1.689284 $1.675115 $1.533750 $1.367498 $1.013149 $0.881242 $0.929309	$3.893880 $2.924414 $2.209123 $2.191552 $1.689284 $1.675115 $1.533750 $1.367498 $1.013149 $0.881242	29,935.768 35,735.204 39,614.672 54,505.280 57,721.878 61,158.535 77,397.692 82,520.131 86,635.247 92,678.195
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.171139 $1.823143 $1.945741 $1.704083 $1.585482 $1.591754 $1.537451 $1.265353 $1.108731 $1.114202	$2.398430 $2.171139 $1.823143 $1.945741 $1.704083 $1.585482 $1.591754 $1.537451 $1.265353 $1.108731	583,802.465 636,811.987 815,641.922 1,034,977.331 1,641,099.192 2,146,637.889 2,127,744.594 1,418,833.049 1,435,919.942 1,351,751.416
American Funds - The Bond Fund of AmericaSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.184230 $1.102391 $1.130409 $1.110019 $1.097628 $1.114332 $1.077518 $1.121116 $1.083204 $1.039220	$1.276530 $1.184230 $1.102391 $1.130409 $1.110019 $1.097628 $1.114332 $1.077518 $1.121116 $1.083204	326,822.369 387,940.129 460,618.144 551,391.777 561,189.404 572,097.279 599,700.650 608,368.825 517,249.372 249,016.240
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.106446 $2.418188 $2.468077 $1.958319 $1.820707 $1.734526 $1.627293 $1.273284 $1.099591 $1.169354	$4.640856 $3.106446 $2.418188 $2.468077 $1.958319 $1.820707 $1.734526 $1.627293 $1.273284 $1.099591	98,363.083 123,201.549 138,153.839 171,947.645 186,038.337 141,092.677 176,261.253 135,525.782 113,510.091 83,828.841

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19,2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.746711 $2.216763 $2.297957 $1.911385 $1.744688 $1.750626 $1.610840 $1.228334 $1.064468 $1.103785	$3.063608 $2.746711 $2.216763 $2.297957 $1.911385 $1.744688 $1.750626 $1.610840 $1.228334 $1.064468	48,064.677 81,093.490 100,271.944 92,339.545 108,065.567 122,091.118 146,066.812 69,709.782 59,149.052 40,666.749
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.473111 $1.220373 $1.430316 $1.101801 $1.083310 $1.155097 $1.207941 $1.010962 $0.872941 $1.032876	$1.649257 $1.473111 $1.220373 $1.430316 $1.101801 $1.083310 $1.155097 $1.207941 $1.010962 $0.872941	55,795.301 109,859.089 122,964.658 194,589.549 196,902.124 205,586.740 237,699.151 70,273.724 53,778.227 38,717.474
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.972067 $1.612734 $1.713141 $1.497436 $1.420685 $1.436821 $1.325572 $1.127958 $0.997180 $1.052371	$2.372847 $1.972067 $1.612734 $1.713141 $1.497436 $1.420685 $1.436821 $1.325572 $1.127958 $0.997180	298,242.465 325,200.654 346,617.906 430,388.826 614,768.239 849,868.190 871,271.217 489,980.513 494,479.984 488,731.772
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.160573 $1.670522 $1.816338 $1.516190 $1.428451 $1.443885 $1.312576 $1.017349 $0.889164 $0.928330	$2.772230 $2.160573 $1.670522 $1.816338 $1.516190 $1.428451 $1.443885 $1.312576 $1.017349 $0.889164	142,545.518 200,844.035 223,884.907 569,176.970 590,985.758 604,354.366 569,273.039 445,527.750 457,452.877 415,897.410
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.683499 $1.344334 $1.491995 $1.344262 $1.159104 $1.228572 $1.149520 $0.912765 $0.791529 $0.798147	$1.765438 $1.683499 $1.344334 $1.491995 $1.344262 $1.159104 $1.228572 $1.149520 $0.912765 $0.791529	1,457.445 24,205.759 25,923.836 89,944.920 97,665.707 104,037.836 110,219.009 116,568.956 138,483.276 171,287.662
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.538862 $1.923430 $1.960924 $1.476269 $1.490154 $1.414817 $1.293575 $0.965415 $0.856595 $0.869699	$3.590692 $2.538862 $1.923430 $1.960924 $1.476269 $1.490154 $1.414817 $1.293575 $0.965415 $0.856595	4,231.497 19,314.485 26,014.381 26,991.257 30,984.030 31,989.271 36,802.544 50,658.637 52,308.146 81,735.938

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.927276 $1.588171 $1.891562 $1.592753 $1.444367 $1.490306 $1.426617 $1.065724 $0.944290 $1.075104	$2.238071 $1.927276 $1.588171 $1.891562 $1.592753 $1.444367 $1.490306 $1.426617 $1.065724 $0.944290	92,070.238 139,611.833 151,117.835 216,630.733 243,190.972 252,355.026 265,309.010 173,090.075 130,104.200 109,729.351
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.782964 $1.348854 $1.659618 $1.414484 $1.313834 $1.377490 $1.312655 $1.023424 $0.817576 $0.912262	$1.896535 $1.782964 $1.348854 $1.659618 $1.414484 $1.313834 $1.377490 $1.312655 $1.023424 $0.817576	13,649.539 25,065.868 26,780.876 34,011.629 54,842.277 57,265.541 93,891.872 46,569.353 39,958.990 42,297.184
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.183733 $1.856593 $2.087378 $1.898122 $1.708574 $1.852360 $1.832517 $1.506093 $1.329378 $1.374241	$2.400723 $2.183733 $1.856593 $2.087378 $1.898122 $1.708574 $1.852360 $1.832517 $1.506093 $1.329378	126,754.193 136,785.069 153,361.828 212,566.889 399,481.527 447,622.791 470,040.778 515,201.558 551,933.532 606,983.939
Franklin Income VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.597110 $1.396768 $1.481609 $1.371135 $1.220488 $1.332821 $1.293130 $1.151928 $1.037963 $1.028966	$1.584428 $1.597110 $1.396768 $1.481609 $1.371135 $1.220488 $1.332821 $1.293130 $1.151928 $1.037963	60,609.101 68,966.295 72,792.517 268,011.949 306,533.726 312,969.768 323,603.710 331,935.032 370,904.267 352,864.110
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.541604 $1.276580 $1.425044 $1.334929 $1.167435 $1.246478 $1.181056 $0.934632 $0.830439 $0.851749	$1.442211 $1.541604 $1.276580 $1.425044 $1.334929 $1.167435 $1.246478 $1.181056 $0.934632 $0.830439	4,751.200 19,383.191 20,515.059 21,832.376 31,784.027 34,073.641 73,340.723 77,554.546 108,463.492 120,743.573
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.336244 $1.738143 $1.835784 $1.466804 $1.459309 $1.414030 $1.326854 $0.963374 $1.000000	$3.268390 $2.336244 $1.738143 $1.835784 $1.466804 $1.459309 $1.414030 $1.326854 $0.963374	0.000 0.000 3,316.644 3,359.689 9,994.624 12,863.400 13,016.213 13,159.414 13,310.874

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.118432 $2.341873 $2.393128 $1.911220 $1.730366 $1.692558 $1.530570 $1.176561 $1.020882 $1.053576	$3.661721 $3.118432 $2.341873 $2.393128 $1.911220 $1.730366 $1.692558 $1.530570 $1.176561 $1.020882	0.000 0.000 0.000 0.000 224.639 584.034 5,159.835 5,402.071 5,613.855 5,851.444
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.566224 $1.235079 $1.349280 $1.081013 $1.077598 $1.122183 $1.062698 $0.842169 $0.713222 $0.841629	$1.848022 $1.566224 $1.235079 $1.349280 $1.081013 $1.077598 $1.122183 $1.062698 $0.842169 $0.713222	53.111 258.052 648.234 6,864.816 6,885.442 20,410.874 21,126.165 27,032.492 27,281.142 27,550.190
MFS ® New Discovery Series – Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.883677 $2.071795 $2.139801 $1.719120 $1.603730 $1.663482 $1.825232 $1.311867 $1.101463 $1.249029	$4.136182 $2.883677 $2.071795 $2.139801 $1.719120 $1.603730 $1.663482 $1.825232 $1.311867 $1.101463	10,024.587 12,415.915 12,940.493 22,042.193 39,988.079 40,911.181 41,424.002 44,138.502 44,704.904 43,175.606
MFS ® Total Return Series – Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.677521 $1.417519 $1.528647 $1.384958 $1.291799 $1.318826 $1.236745 $1.057194 $0.967364 $0.966520	$1.810013 $1.677521 $1.417519 $1.528647 $1.384958 $1.291799 $1.318826 $1.236745 $1.057194 $0.967364	5,042.719 14,646.641 27,514.789 29,355.461 35,685.054 46,122.268 116,832.669 117,600.674 118,423.293 119,379.843
Rational Insider Buying VA Fund Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.865518 $1.526994 $1.669953 $1.442257 $1.318714 $1.441835 $1.494308 $1.149714 $0.951711 $0.974845	$2.097774 $1.865518 $1.526994 $1.669953 $1.442257 $1.318714 $1.441835 $1.494308 $1.149714 $0.951711	168,272.380 235,245.312 404,394.225 443,113.698 527,610.245 565,457.160 845,248.075 889,180.119 869,540.815 696,855.141
Rational Trend Aggregation VA Fund Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.352141 $1.279103 $1.360569 $1.403228 $1.331436 $1.394020 $1.284426 $1.086750 $0.989664 $0.938133	$1.348123 $1.352141 $1.279103 $1.360569 $1.403228 $1.331436 $1.394020 $1.284426 $1.086750 $0.989664	101,239.595 160,406.387 287,016.957 307,382.010 389,445.529 420,145.651 465,349.099 647,991.271 539,431.490 324,822.245

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.582206 $1.392341 $1.516347 $1.337839 $1.282542 $1.322097 $1.279657 $1.135198 $1.028571 $1.079477	$1.651255 $1.582206 $1.392341 $1.516347 $1.337839 $1.282542 $1.322097 $1.279657 $1.135198 $1.028571	119,854.341 129,031.788 176,343.609 190,472.462 167,297.685 134,208.502 150,042.122 19,689.562 20,280.401 24,206.467
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.043254 $0.941002 $1.129640 $0.982521 $0.930461 $1.009999 $1.153559 $0.952145 $0.817459 $0.928438	$1.015935 $1.043254 $0.941002 $1.129640 $0.982521 $0.930461 $1.009999 $1.153559 $0.952145 $0.817459	2,613.763 2,761.384 11,728.289 275,840.760 295,941.204 303,322.128 309,722.610 323,576.546 327,889.494 316,441.904
TA Aegon High Yield Bond - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.826296 $1.626427 $1.696926 $1.606434 $1.417780 $1.503697 $1.473144 $1.406256 $1.218996 $1.183540	$1.883469 $1.826296 $1.626427 $1.696926 $1.606434 $1.417780 $1.503697 $1.473144 $1.406256 $1.218996	37,643.192 94,880.036 101,265.884 142,601.445 154,416.818 161,476.051 190,995.632 199,225.711 149,070.248 128,268.420
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount Inception Date August 16, 2017	2020 2019 2018 2017	$2.661691 $2.180339 $2.500874 $2.320572	$2.429534 $2.661691 $2.180339 $2.500874	5,661.867 5,930.066 6,008.589 6,082.660
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.631417 $1.339998 $1.540215 $1.346142 $1.192314 $1.258422 $1.141102 $0.891446 $0.811784 $0.804176	$1.485334 $1.631417 $1.339998 $1.540215 $1.346142 $1.192314 $1.258422 $1.141102 $0.891446 $0.811784	34,731.602 77,046.217 90,129.526 495,529.809 568,832.962 621,709.728 665,281.853 606,553.241 585,889.806 514,618.068
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.234014 $1.177759 $1.195366 $1.185281 $1.201330 $1.221493 $1.187308 $1.235845 $1.196282 $1.131718	$1.321103 $1.234014 $1.177759 $1.195366 $1.185281 $1.201330 $1.221493 $1.187308 $1.235845 $1.196282	413,891.901 454,059.754 484,471.701 528,086.825 618,388.148 622,267.458 811,287.185 972,722.278 2,006,577.317 1,223,729.501

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.234014 $1.177759 $1.195366 $1.185281 $1.201330 $1.221493 $1.187308 $1.235845 $1.196282 $1.131718	$1.321103 $1.234014 $1.177759 $1.195366 $1.185281 $1.201330 $1.221493 $1.187308 $1.235845 $1.196282	0.000 0.000 13,133.596 0.000 34,553.298 0.000 0.000 0.000 115,771.668 240,352.973
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2020 2019 2018 2017 2016 2015	$12.143696 $10.462752 $11.277125 $9.985489 $9.524294 $9.999592	$12.477586 $12.143696 $10.462752 $11.277125 $9.985489 $9.524294	7,363.415 7,777.263 0.000 1,710.921 2,338.097 2,371.365
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.254938 $1.019939 $1.154539 $1.055552 $1.066881 $1.092410 $0.978689 $0.957852 $0.777970 $0.840104	$1.230107 $1.254938 $1.019939 $1.154539 $1.055552 $1.066881 $1.092410 $0.978689 $0.957852 $0.777970	9,556.152 10,032.239 10,289.206 69,982.178 83,028.376 85,046.968 226,138.685 242,825.904 216,119.633 210,205.426
TA BlackRock Government Money Market - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.884938 $0.883039 $0.888898 $0.902134 $0.915611 $0.929298 $0.943180 $0.957298 $0.971644 $0.986172	$0.873969 $0.884938 $0.883039 $0.888898 $0.902134 $0.915611 $0.929298 $0.943180 $0.957298 $0.971644	835,623.695 1,059,333.963 1,170,687.601 1,655,675.046 3,030,600.645 3,254,945.253 3,478,721.545 97,660.840 105,341.822 418,082.018
TA BlackRock iShares Edge 40- Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.214580 $1.071041 $1.137574 $1.054228 $1.049125 $1.069340 $1.030196 $0.978267 $0.938610 $0.937065	$1.309743 $1.214580 $1.071041 $1.137574 $1.054228 $1.049125 $1.069340 $1.030196 $0.978267 $0.938610	263,112.898 312,972.952 379,896.088 590,262.254 658,574.539 672,398.517 653,385.903 634,727.918 614,641.615 583,194.651
TA BlackRock iShares Edge 50 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$12.377172 $10.826673 $11.286104 $10.150822 $9.998780	$13.379960 $12.377172 $10.826673 $11.286104 $10.150822	0.000 0.000 0.000 0.000 1,920.105
TA BlackRock iShares Edge 75 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$13.324521 $11.244276 $11.878339 $10.220022 $9.998780	$14.474536 $13.324521 $11.244276 $11.878339 $10.220022	1,491.147 1,584.862 1,684.276 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$14.547835 $11.852774 $12.708330 $10.467150 $9.998780	$15.749002 $14.547835 $11.852774 $12.708330 $10.467150	0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.040488 $1.769404 $1.879032 $1.707659 $1.652117 $1.678990 $1.621951 $1.465379 $1.352082 $1.322799	$2.275454 $2.040488 $1.769404 $1.879032 $1.707659 $1.652117 $1.678990 $1.621951 $1.465379 $1.352082	1,137,943.424 1,238,207.845 1,459,606.528 1,896,541.630 2,230,694.396 2,485,402.605 2,509,552.637 2,674,894.311 2,476,136.358 2,041,605.802
TA International Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.317041 $1.049267 $1.298118 $1.037549 $1.054483 $1.072902 $1.151288 $0.992254 $0.826436 $0.934286	$1.564676 $1.317041 $1.049267 $1.298118 $1.037549 $1.054483 $1.072902 $1.151288 $0.992254 $0.826436	5,863.898 12,818.839 13,522.576 24,188.714 49,933.621 51,678.881 63,155.879 84,236.242 60,007.448 51,268.158
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.670114 $1.392060 $1.413980 $1.229400 $1.198427 $1.214922 $1.143599 $0.975267 $0.879968 $1.001403	$1.880944 $1.670114 $1.392060 $1.413980 $1.229400 $1.198427 $1.214922 $1.143599 $0.975267 $0.879968	43,988.966 56,100.403 68,102.991 190,630.537 305,056.472 324,939.186 377,929.172 189,109.903 56,334.634 60,556.087
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.341792 $1.743524 $1.795998 $1.415950 $1.471011 $1.576027 $1.603868 $1.172621 $1.094279 $1.193209	$2.743983 $2.341792 $1.743524 $1.795998 $1.415950 $1.471011 $1.576027 $1.603868 $1.172621 $1.094279	13,468.127 27,907.783 32,968.033 211,396.617 224,451.664 233,656.759 254,111.832 237,664.233 250,119.592 243,482.600
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.392813 $1.245011 $1.320309 $1.190469 $1.158426 $1.201560 $1.196268 $1.113028 $1.053962 $1.045101	$1.526566 $1.392813 $1.245011 $1.320309 $1.190469 $1.158426 $1.201560 $1.196268 $1.113028 $1.053962	736,688.428 781,534.255 821,071.148 956,051.875 1,010,489.471 1,291,157.389 1,451,970.458 1,571,660.019 1,377,429.131 1,139,770.101
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.527936 $1.232185 $1.400711 $1.143074 $1.096362 $1.136881 $1.126484 $0.904655 $0.817049 $0.879362	$1.872055 $1.527936 $1.232185 $1.400711 $1.143074 $1.096362 $1.136881 $1.126484 $0.904655 $0.817049	44,102.031 47,665.905 73,043.400 78,061.733 117,421.538 119,461.486 83,788.761 56,518.991 52,341.272 52,931.557

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.500099 $1.271072 $1.392165 $1.182472 $1.129527 $1.176103 $1.165232 $0.993516 $0.913707 $0.948989	$1.694666 $1.500099 $1.271072 $1.392165 $1.182472 $1.129527 $1.176103 $1.165232 $0.993516 $0.913707	3,964,202.726 4,278,723.294 4,941,796.101 5,652,126.084 7,944,270.336 9,090,557.613 9,498,503.541 10,345,236.763 10,305,409.329 10,066,533.973
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.472476 $1.286441 $1.379644 $1.205892 $1.162813 $1.210221 $1.197139 $1.073105 $0.998333 $1.010327	$1.628826 $1.472476 $1.286441 $1.379644 $1.205892 $1.162813 $1.210221 $1.197139 $1.073105 $0.998333	5,067,702.035 5,615,147.374 6,428,044.697 7,819,574.470 8,482,169.077 8,807,216.957 9,227,261.761 8,559,614.301 7,004,981.724 5,513,505.473
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.143710 $1.072347 $1.089519 $1.069250 $1.063340 $1.075685 $1.038815 $1.077338 $1.043947 $1.000000	$1.207546 $1.143710 $1.072347 $1.089519 $1.069250 $1.063340 $1.075685 $1.038815 $1.077338 $1.043947	126,792.529 157,561.408 175,062.738 226,998.610 228,241.519 222,491.923 271,496.842 236,087.009 116,889.461 4,751.758
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.243328 $1.742294 $1.886410 $1.584704 $1.447452 $1.474387 $1.313077 $1.008650 $0.881921 $0.890902	$2.649132 $2.243328 $1.742294 $1.886410 $1.584704 $1.447452 $1.474387 $1.313077 $1.008650 $0.881921	0.000 0.000 0.000 36,866.431 83,287.894 91,011.988 97,632.426 14,576.672 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.138878 $0.982886 $1.132617 $0.946365 $0.950296 $0.983087 $1.005768 $0.907718 $0.819160 $0.899173	$1.285205 $1.138878 $0.982886 $1.132617 $0.946365 $0.950296 $0.983087 $1.005768 $0.907718 $0.819160	846,652.988 1,060,095.803 1,190,871.518 1,627,860.513 1,796,822.467 1,968,028.896 1,992,831.491 2,213,693.674 2,165,740.899 1,772,586.552
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.801604 $2.256941 $2.606228 $2.337013 $2.075636 $2.170551 $1.915958 $1.479221 $1.248810 $1.245950	$2.788739 $2.801604 $2.256941 $2.606228 $2.337013 $2.075636 $2.170551 $1.915958 $1.479221 $1.248810	7,783.977 17,087.544 32,352.822 53,955.950 51,827.441 53,026.477 34,150.297 25,167.038 27,801.147 18,987.044

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.295935 $1.175348 $1.232347 $1.152738 $1.122920 $1.144360 $1.092888 $1.053540 $0.995114 $1.000000	$1.431304 $1.295935 $1.175348 $1.232347 $1.152738 $1.122920 $1.144360 $1.092888 $1.053540 $0.995114	662,955.652 820,760.882 949,464.473 1,151,843.210 1,308,386.350 1,377,181.724 1,386,289.303 1,468,096.392 1,211,631.949 435,031.122
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.300524 $1.137353 $1.194086 $1.097116 $1.121033 $1.161974 $1.087191 $1.008908 $1.000000	$1.274269 $1.300524 $1.137353 $1.194086 $1.097116 $1.121033 $1.161974 $1.087191 $1.008908	250,434.742 331,911.652 350,003.249 368,200.834 384,781.642 362,907.117 358,723.981 375,713.486 85,002.699
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.369729 $1.190025 $1.267974 $1.136804 $1.165325 $1.218749 $1.143507 $1.003956 $1.000000	$1.320253 $1.369729 $1.190025 $1.267974 $1.136804 $1.165325 $1.218749 $1.143507 $1.003956	115,058.733 118,505.921 120,901.672 132,424.560 139,281.447 147,886.332 151,950.494 45,093.001 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.464414 $1.285271 $1.366798 $1.222900 $1.196308 $1.236128 $1.200071 $1.093104 $1.023630 $1.023942	$1.503209 $1.464414 $1.285271 $1.366798 $1.222900 $1.196308 $1.236128 $1.200071 $1.093104 $1.023630	1,234,931.074 1,366,470.252 1,561,149.141 1,941,550.644 2,195,353.292 2,434,978.930 2,598,706.981 2,450,646.273 2,195,925.987 1,546,237.557
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.453463 $1.314952 $1.384569 $1.265649 $1.234284 $1.261475 $1.216626 $1.149041 $1.093979 $1.076184	$1.502326 $1.453463 $1.314952 $1.384569 $1.265649 $1.234284 $1.261475 $1.216626 $1.149041 $1.093979	153,694.317 156,534.215 160,995.385 171,156.646 319,213.187 350,388.747 308,290.271 383,157.624 371,870.592 187,108.835
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.540812 $1.309711 $1.431975 $1.226783 $1.189596 $1.251429 $1.221689 $1.043955 $0.949931 $0.975207	$1.582048 $1.540812 $1.309711 $1.431975 $1.226783 $1.189596 $1.251429 $1.221689 $1.043955 $0.949931	1,486,289.228 1,560,156.508 2,014,394.491 2,177,912.643 2,479,327.771 2,727,605.405 3,162,670.276 3,060,261.531 2,609,953.408 2,616,799.057

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.418400 $1.214086 $1.266975 $1.160654 $1.130959 $1.186379 $1.114515 $0.989747 $1.000000	$1.681524 $1.418400 $1.214086 $1.266975 $1.160654 $1.130959 $1.186379 $1.114515 $0.989747	71,140.300 137,203.103 149,796.640 153,624.459 155,828.455 148,561.107 148,606.591 150,513.147 53,798.165
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.979722 $2.449490 $2.336107 $1.654975 $1.722860 $1.569044 $1.505448 $1.033238 $0.910386 $0.982867	$6.379129 $2.979722 $2.449490 $2.336107 $1.654975 $1.722860 $1.569044 $1.505448 $1.033238 $0.910386	14,517.414 36,239.661 22,124.752 31,190.395 22,795.968 79,327.480 81,351.822 64,524.335 16,210.109 15,699.562
TA Morgan Stanley Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.779721 $1.532842 $1.684308 $1.506266 $1.462132 $1.502498 $1.500189 $1.331962 $1.230599 $1.300004	$2.074961 $1.779721 $1.532842 $1.684308 $1.506266 $1.462132 $1.502498 $1.500189 $1.331962 $1.230599	1,100,696.205 1,460,046.161 1,708,386.339 1,872,199.563 2,215,146.439 2,353,310.240 2,433,643.471 2,521,291.134 2,591,852.835 2,330,466.524
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.612485 $9.390410 $10.334318 $9.322970 $9.427425 $9.908136 $9.998776	$11.133972 $10.612485 $9.390410 $10.334318 $9.322970 $9.427425 $9.908136	4,510.848 4,574.032 4,718.463 6,726.915 4,089.146 579.750 0.000
TA MSCI EAFE Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$11.084588 $9.304234 $11.028249 $9.998655	$11.756537 $11.084588 $9.304234 $11.028249	905.509 1,343.800 1,369.810 7,601.674
TA Multi-Managed Balanced - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.030469 $1.696295 $1.791823 $1.597837 $1.506665 $1.530230 $1.405619 $1.211587 $1.094204 $1.070422	$2.312607 $2.030469 $1.696295 $1.791823 $1.597837 $1.506665 $1.530230 $1.405619 $1.211587 $1.094204	260,735.465 280,009.690 337,626.559 354,805.180 593,664.926 579,828.542 517,049.982 351,053.196 347,198.824 363,768.465
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.279907 $1.085526 $1.184037 $1.072624 $1.033083 $1.075969 $1.012797 $0.919103 $0.923880 $0.970792	$1.372693 $1.279907 $1.085526 $1.184037 $1.072624 $1.033083 $1.075969 $1.012797 $0.919103 $0.923880	199,057.747 208,112.884 224,500.098 233,728.261 265,475.539 267,939.314 255,949.367 223,121.468 39,934.297 67,561.636

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.205559 $1.040812 $1.113840 $1.024054 $0.990093 $1.026253 $0.958074 $0.899120 $0.898985 $0.986000	$1.305236 $1.205559 $1.040812 $1.113840 $1.024054 $0.990093 $1.026253 $0.958074 $0.899120 $0.898985	4,735.197 4,746.583 8,807.686 8,890.601 28,078.940 9,582.416 10,167.426 10,932.867 82,561.624 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.260774 $1.052760 $1.157568 $1.023180 $0.990242 $1.041082 $0.993201 $0.863059 $0.870065 $0.999152	$1.355069 $1.260774 $1.052760 $1.157568 $1.023180 $0.990242 $1.041082 $0.993201 $0.863059 $0.870065	137,097.806 148,241.693 154,106.659 151,855.392 156,571.599 169,671.177 177,102.576 28,176.836 18,813.451 10,822.335
TA PIMCO Total Return - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.384927 $1.298949 $1.332114 $1.292029 $1.279692 $1.292202 $1.257046 $1.312176 $1.241078 $1.188921	$1.465501 $1.384927 $1.298949 $1.332114 $1.292029 $1.279692 $1.292202 $1.257046 $1.312176 $1.241078	676,011.940 901,877.789 1,066,079.488 1,186,970.925 1,435,990.385 1,517,290.266 1,741,481.453 1,941,518.743 1,675,755.707 1,171,393.971
TA PineBridge Inflation Opportunities - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.042219 $0.977665 $1.008000 $0.992025 $0.969976 $1.013587 $0.995180 $1.116750 $1.066426 $1.000000	$1.116081 $1.042219 $0.977665 $1.008000 $0.992025 $0.969976 $1.013587 $0.995180 $1.116750 $1.066426	140,620.045 184,228.759 246,168.906 287,420.955 302,506.501 322,098.069 344,279.897 344,322.709 180,425.697 54,348.680
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.023902 $0.042427 $0.040421 $0.060648 $0.080580 $0.088209 $0.120311 $0.222465 $0.320009 $0.405751	$0.010958 $0.023902 $0.042427 $0.040421 $0.060648 $0.080580 $0.088209 $0.120311 $0.222465 $0.320009	5,914,216.936 4,268,603.846 6,903,869.498 2,984,134.902 4,562,769.234 3,954,081.984 1,749,768.889 1,460,887.986 2,533,044.158 2,818,090.271
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.246405 $1.137332 $1.188831 $1.080245 $1.068120 $1.110358 $1.087784 $1.031189 $0.980272 $1.000000	$1.309677 $1.246405 $1.137332 $1.188831 $1.080245 $1.068120 $1.110358 $1.087784 $1.031189 $0.980272	257,813.338 290,512.729 329,586.578 364,049.717 454,297.678 465,646.894 486,421.065 518,383.793 532,024.856 224,776.580

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.308284 $1.192493 $1.287079 $1.085851 $1.080833 $1.173747 $1.154131 $1.005469 $0.919864 $1.000000	$1.262163 $1.308284 $1.192493 $1.287079 $1.085851 $1.080833 $1.173747 $1.154131 $1.005469 $0.919864	715,565.977 768,139.197 827,067.007 936,237.480 1,035,116.749 1,156,359.289 1,152,855.502 918,974.475 817,683.879 246,755.239
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date may 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.278337 $1.167569 $1.236745 $1.087306 $1.079998 $1.145176 $1.121783 $1.024706 $0.960465 $1.000000	$1.300359 $1.278337 $1.167569 $1.236745 $1.087306 $1.079998 $1.145176 $1.121783 $1.024706 $0.960465	460,766.271 520,453.229 608,151.791 713,771.047 785,032.877 796,881.119 845,853.023 691,008.852 546,462.436 0.000
TA S&P 500 Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$13.475067 $10.464105 $11.196411 $9.998655	$15.639295 $13.475067 $10.464105 $11.196411	0.000 0.000 0.000 1,054.134
TA Small Mid Cap Value - Service Class Subaccount Inception Date January 22, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.510721 $2.039668 $2.343124 $2.063341 $1.733541 $1.808991 $1.749794 $1.305548 $1.142030 $1.193232	$2.566114 $2.510721 $2.039668 $2.343124 $2.063341 $1.733541 $1.808991 $1.749794 $1.305548 $1.142030	38,628.368 40,915.317 51,980.021 65,679.664 83,995.289 86,383.737 97,034.518 104,202.241 95,845.696 88,336.382
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.036568 $2.328058 $2.548755 $2.120018 $1.938469 $1.926044 $1.840047 $1.299696 $1.143116 $1.142929	$3.688854 $3.036568 $2.328058 $2.548755 $2.120018 $1.938469 $1.926044 $1.840047 $1.299696 $1.143116	19,203.073 40,394.714 60,075.533 81,286.934 90,827.307 96,593.370 98,068.286 105,559.122 80,679.326 53,851.485
TA TS&W International Equity - Service Class Subaccount Inception ate September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.104923 $0.928883 $1.118467 $0.925488 $0.932194 $0.936453 $1.004553 $0.821808 $0.716436 $0.851147	$1.156100 $1.104923 $0.928883 $1.118467 $0.925488 $0.932194 $0.936453 $1.004553 $0.821808 $0.716436	5,046.468 5,334.256 5,645.815 10,110.520 10,084.467 10,454.661 11,072.211 5,026.012 3,183.520 3,206.936

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.335827 $1.697367 $1.723554 $1.357526 $1.343701 $1.279288 $1.171553 $0.899949 $0.809411 $0.855125	$3.151403 $2.335827 $1.697367 $1.723554 $1.357526 $1.343701 $1.279288 $1.171553 $0.899949 $0.809411	18,647.419 19,839.302 15,904.411 21,867.935 23,800.978 32,519.254 60,422.907 80,554.669 68,239.294 11,936.565

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.187050 $1.878004 $2.036899 $1.788036 $1.737579 $1.741112 $1.649925 $1.440290 $1.289515 $1.350083	$2.354082 $2.187050 $1.878004 $2.036899 $1.788036 $1.737579 $1.741112 $1.649925 $1.440290 $1.289515	241,700.152 283,726.983 368,208.488 404,252.754 429,442.795 439,610.668 453,154.943 326,912.187 241,499.015 231,301.437
AB Growth and Income Portfolio - Class B Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.994637 $1.634611 $1.758779 $1.502214 $1.370024 $1.368315 $1.268275 $0.954551 $0.824790 $0.787677	$2.017718 $1.994637 $1.634611 $1.758779 $1.502214 $1.370024 $1.368315 $1.268275 $0.954551 $0.824790	237,073.813 279,309.267 372,512.525 478,547.139 635,812.696 819,210.315 846,178.678 494,259.056 397,833.819 84,802.236
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.996325 $2.258992 $2.236573 $1.720602 $1.702829 $1.556059 $1.384655 $1.023843 $0.888764 $0.935397	$3.997500 $2.996325 $2.258992 $2.236573 $1.720602 $1.702829 $1.556059 $1.384655 $1.023843 $0.888764	6,360.436 6,418.051 6,477.234 6,536.084 14,634.799 15,251.949 16,222.407 16,424.176 16,622.913 16,839.575
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.214772 $1.856124 $1.977029 $1.728094 $1.604666 $1.607850 $1.549943 $1.273134 $1.113350 $1.116648	$2.451452 $2.214772 $1.856124 $1.977029 $1.728094 $1.604666 $1.607850 $1.549943 $1.273134 $1.113350	2,892,806.494 3,199,292.833 4,022,242.257 6,512,538.987 7,741,281.492 8,274,629.782 8,698,813.888 5,127,682.060 4,249,037.589 4,075,722.809

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - The Bond Fund of AmericaSM - Class 2(1)(5) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.208028 $1.122332 $1.148591 $1.125662 $1.110913 $1.125609 $1.086297 $1.128027 $1.087721 $1.041503	$1.304747 $1.208028 $1.122332 $1.148591 $1.125662 $1.110913 $1.125609 $1.086297 $1.128027 $1.087721	329,937.743 466,309.549 572,473.035 712,699.595 857,596.406 843,467.975 889,779.982 816,898.016 888,057.689 376,837.164
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.168864 $2.461933 $2.507750 $1.985902 $1.842755 $1.752076 $1.640522 $1.281122 $1.104178 $1.171929	$4.743402 $3.168864 $2.461933 $2.507750 $1.985902 $1.842755 $1.752076 $1.640522 $1.281122 $1.104178	314,345.989 353,544.839 403,006.611 449,616.943 639,351.762 629,667.590 408,153.331 386,880.615 287,051.204 215,106.678
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.801989 $2.256937 $2.334974 $1.938364 $1.765846 $1.768375 $1.623967 $1.235904 $1.068907 $1.106211	$3.131436 $2.801989 $2.256937 $2.334974 $1.938364 $1.765846 $1.768375 $1.623967 $1.235904 $1.068907	301,780.132 378,817.451 555,386.748 655,201.231 867,991.714 897,672.081 640,811.658 496,983.906 409,494.805 155,040.012
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.502750 $1.242487 $1.453360 $1.117359 $1.096454 $1.166813 $1.217803 $1.017205 $0.876596 $1.035154	$1.685743 $1.502750 $1.242487 $1.453360 $1.117359 $1.096454 $1.166813 $1.217803 $1.017205 $0.876596	256,227.173 275,241.125 307,998.650 399,626.824 514,816.814 573,697.570 573,538.656 257,260.815 133,755.702 72,023.828
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.018010 $1.647053 $1.746131 $1.523263 $1.442358 $1.455868 $1.340488 $1.138401 $1.004416 $1.057928	$2.432909 $2.018010 $1.647053 $1.746131 $1.523263 $1.442358 $1.455868 $1.340488 $1.138401 $1.004416	1,377,112.675 1,552,937.147 1,773,562.086 1,903,461.642 2,350,453.474 2,490,284.098 2,371,556.589 1,099,627.999 885,455.790 734,133.041
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.213700 $1.708235 $1.853656 $1.544311 $1.452085 $1.464873 $1.329025 $1.028077 $0.896770 $0.934416	$2.846004 $2.213700 $1.708235 $1.853656 $1.544311 $1.452085 $1.464873 $1.329025 $1.028077 $0.896770	1,896,033.725 2,046,248.306 2,366,622.014 2,817,748.274 3,231,538.708 3,608,002.662 2,192,311.584 1,558,030.708 1,320,867.899 918,881.915

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.724855 $1.374651 $1.522630 $1.369166 $1.178257 $1.246415 $1.163919 $0.922373 $0.798279 $0.803373	$1.812381 $1.724855 $1.374651 $1.522630 $1.369166 $1.178257 $1.246415 $1.163919 $0.922373 $0.798279	11,910.693 13,133.770 28,082.691 32,392.703 49,776.219 74,048.779 79,184.557 160,011.081 215,835.870 266,582.580
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.601235 $1.966810 $2.001177 $1.503615 $1.514774 $1.435361 $1.309777 $0.975578 $0.863899 $0.875390	$3.686173 $2.601235 $1.966810 $2.001177 $1.503615 $1.514774 $1.435361 $1.309777 $0.975578 $0.863899	43,711.272 45,649.377 48,246.245 49,970.686 75,794.123 86,420.483 91,825.370 117,926.134 120,175.565 122,774.131
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.974653 $1.624002 $1.930416 $1.622276 $1.468253 $1.511973 $1.444497 $1.076963 $0.952345 $1.082144	$2.297594 $1.974653 $1.624002 $1.930416 $1.622276 $1.468253 $1.511973 $1.444497 $1.076963 $0.952345	362,181.217 444,955.027 525,299.692 633,478.137 743,008.923 836,990.537 790,573.811 1,074,921.668 938,947.235 688,055.815
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.825866 $1.379290 $1.693701 $1.440696 $1.335544 $1.397500 $1.329110 $1.034214 $0.824564 $0.918254	$1.946995 $1.825866 $1.379290 $1.693701 $1.440696 $1.335544 $1.397500 $1.329110 $1.034214 $0.824564	141,020.655 155,269.834 234,023.928 280,967.691 372,383.185 439,589.470 470,852.550 231,177.999 204,253.124 50,839.723
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.232122 $1.893990 $2.125218 $1.928741 $1.732726 $1.874843 $1.851111 $1.518385 $1.337593 $1.380025	$2.458755 $2.232122 $1.893990 $2.125218 $1.928741 $1.732726 $1.874843 $1.851111 $1.518385 $1.337593	553,083.635 607,368.025 751,955.048 1,359,024.669 1,598,867.673 1,855,328.664 1,952,280.176 2,034,813.150 2,171,779.355 2,183,123.232
Franklin Income VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.636383 $1.428290 $1.512039 $1.396559 $1.240678 $1.352199 $1.309342 $1.164070 $1.046832 $1.035719	$1.626585 $1.636383 $1.428290 $1.512039 $1.396559 $1.240678 $1.352199 $1.309342 $1.164070 $1.046832	128,992.381 156,459.888 221,712.639 249,213.830 323,846.501 388,087.623 392,263.960 548,003.591 685,369.259 443,618.495

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.579517 $1.305391 $1.454321 $1.359677 $1.186736 $1.264588 $1.195852 $0.944479 $0.837525 $0.857321	$1.480596 $1.579517 $1.305391 $1.454321 $1.359677 $1.186736 $1.264588 $1.195852 $0.944479 $0.837525	35,851.972 49,746.725 56,989.123 59,731.595 68,739.864 75,493.714 84,715.490 100,168.754 135,134.795 148,336.168
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$2.371913 $1.761200 $1.856448 $1.480399 $1.469940 $1.421529 $1.331264 $0.964665 $1.000000	$3.324839 $2.371913 $1.761200 $1.856448 $1.480399 $1.469940 $1.421529 $1.331264 $0.964665	17,394.207 20,939.590 21,745.441 25,840.535 49,325.924 54,906.066 56,849.553 58,260.767 74,825.432
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.195156 $2.394764 $2.442325 $1.946691 $1.759016 $1.717192 $1.549787 $1.188992 $1.029618 $1.060494	$3.759221 $3.195156 $2.394764 $2.442325 $1.946691 $1.759016 $1.717192 $1.549787 $1.188992 $1.029618	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 12,886.320 14,610.734
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.604758 $1.262978 $1.377022 $1.101071 $1.095439 $1.138522 $1.076041 $0.851072 $0.719325 $0.847169	$1.897225 $1.604758 $1.262978 $1.377022 $1.101071 $1.095439 $1.138522 $1.076041 $0.851072 $0.719325	0.000 0.000 0.000 7,497.079 21,790.788 32,504.567 33,316.296 36,744.520 55,713.067 60,881.553
MFS ® New Discovery Series – Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.954613 $2.118580 $2.183777 $1.751011 $1.630270 $1.687684 $1.848139 $1.325715 $1.110886 $1.257234	$4.246290 $2.954613 $2.118580 $2.183777 $1.751011 $1.630270 $1.687684 $1.848139 $1.325715 $1.110886	13,288.857 15,147.553 16,617.261 17,072.648 19,830.429 26,638.142 27,196.901 35,691.664 38,623.606 39,187.780
MFS ® Total Return Series – Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.718723 $1.449480 $1.560031 $1.410617 $1.313147 $1.337971 $1.252231 $1.068323 $0.975608 $0.972846	$1.858123 $1.718723 $1.449480 $1.560031 $1.410617 $1.313147 $1.337971 $1.252231 $1.068323 $0.975608	54,012.260 58,890.051 69,286.359 89,387.857 101,978.627 139,036.976 167,631.192 184,715.629 202,241.645 297,634.485

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Rational Insider Buying VA Fund Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.911335 $1.561404 $1.704209 $1.468956 $1.340486 $1.462751 $1.512993 $1.161803 $0.959812 $0.981202	$2.153548 $1.911335 $1.561404 $1.704209 $1.468956 $1.340486 $1.462751 $1.512993 $1.161803 $0.959812	547,981.602 650,400.327 813,942.685 1,019,065.200 1,225,133.430 1,374,096.392 1,834,186.993 2,279,197.859 2,182,584.622 1,670,610.565
Rational Trend Aggregation VA Fund Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.385400 $1.307981 $1.388530 $1.429243 $1.353451 $1.414277 $1.300527 $1.098200 $0.998101 $0.944278	$1.383999 $1.385400 $1.307981 $1.388530 $1.429243 $1.353451 $1.414277 $1.300527 $1.098200 $0.998101	484,604.858 567,982.393 767,483.344 973,308.571 1,169,550.107 1,315,801.013 1,668,817.873 2,492,488.885 2,143,818.345 1,174,296.734
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.614042 $1.417563 $1.540757 $1.356701 $1.298076 $1.335484 $1.290061 $1.142177 $1.032864 $1.081849	$1.687800 $1.614042 $1.417563 $1.540757 $1.356701 $1.298076 $1.335484 $1.290061 $1.142177 $1.032864	137,854.547 146,588.046 230,224.843 259,592.217 308,145.307 328,867.703 350,030.374 181,161.393 172,688.117 173,261.126
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.068896 $0.962233 $1.152838 $1.000735 $0.945851 $1.024688 $1.168032 $0.962188 $0.824439 $0.934530	$1.042956 $1.068896 $0.962233 $1.152838 $1.000735 $0.945851 $1.024688 $1.168032 $0.962188 $0.824439	18,529.864 30,293.560 57,513.431 60,644.783 71,649.861 83,086.129 69,534.740 117,827.554 121,914.438 92,740.228
TA Aegon High Yield Bond - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.871111 $1.663068 $1.731725 $1.636169 $1.441174 $1.525507 $1.491563 $1.421043 $1.229378 $1.191277	$1.933509 $1.871111 $1.663068 $1.731725 $1.636169 $1.441174 $1.525507 $1.491563 $1.421043 $1.229378	84,652.394 107,100.657 150,274.195 177,289.096 226,652.848 237,751.297 246,070.637 358,223.954 348,665.531 198,511.975
TA Aegon Sustainable Equity Income - Initial Class(4) Subaccount Inception Date August 16, 2017	2020 2019 2018 2017	$2.795325 $2.285292 $2.616059 $2.425685	$2.556553 $2.795325 $2.285292 $2.616059	24,268.865 37,137.597 41,268.463 44,158.948

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Sustainable Equity Income - Service Class(4) Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.671566 $1.370276 $1.571889 $1.371126 $1.212056 $1.276739 $1.155427 $0.900849 $0.818712 $0.809443	$1.524889 $1.671566 $1.370276 $1.571889 $1.371126 $1.212056 $1.276739 $1.155427 $0.900849 $0.818712	521,578.964 714,303.444 880,316.411 1,103,951.428 1,336,764.683 1,530,110.358 1,619,023.884 2,428,477.625 2,336,117.552 1,862,125.411
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.264304 $1.204287 $1.219868 $1.207192 $1.221143 $1.239195 $1.202150 $1.248834 $1.206459 $1.139112	$1.356200 $1.264304 $1.204287 $1.219868 $1.207192 $1.221143 $1.239195 $1.202150 $1.248834 $1.206459	314,390.301 438,059.845 579,049.772 874,159.543 1,120,551.932 1,403,582.342 1,395,104.485 2,052,067.378 2,321,692.977 2,792,785.229
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.264304 $1.204287 $1.219868 $1.207192 $1.221143 $1.239195 $1.202150 $1.248834 $1.206459 $1.139112	$1.356200 $1.264304 $1.204287 $1.219868 $1.207192 $1.221143 $1.239195 $1.202150 $1.248834 $1.206459	215,810.782 56,732.079 447,657.055 35,543.598 588,359.299 735,997.773 134,980.819 88,282.789 452,862.428 1,503,381.828
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2020 2019 2018 2017 2016 2015	$12.256055 $10.538768 $11.336551 $10.018405 $9.536912 $9.999646	$12.617902 $12.256055 $10.538768 $11.336551 $10.018405 $9.536912	96,050.440 99,776.895 90,208.548 65,728.239 57,859.042 16,011.027
TA BlackRock Global Real Estate Securities - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.285763 $1.042937 $1.178238 $1.075105 $1.084509 $1.108274 $0.990953 $0.967944 $0.784610 $0.845604	$1.262818 $1.285763 $1.042937 $1.178238 $1.075105 $1.084509 $1.108274 $0.990953 $0.967944 $0.784610	133,918.790 146,692.271 193,867.388 230,718.822 297,402.245 290,955.957 267,847.566 264,254.946 225,947.324 76,504.477
TA BlackRock Government Money Market - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.906712 $0.902988 $0.907188 $0.918866 $0.930730 $0.942781 $0.954978 $0.967366 $0.979914 $0.992617	$0.897248 $0.906712 $0.902988 $0.907188 $0.918866 $0.930730 $0.942781 $0.954978 $0.967366 $0.979914	2,169,421.438 2,413,043.866 3,100,805.376 4,335,700.349 5,238,895.163 6,203,330.398 6,684,489.018 763,787.000 1,333,093.742 1,076,626.987

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock iShares Edge 40- Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.244418 $1.095201 $1.160919 $1.073752 $1.066461 $1.084871 $1.043104 $0.988576 $0.946635 $0.943214	$1.344568 $1.244418 $1.095201 $1.160919 $1.073752 $1.066461 $1.084871 $1.043104 $0.988576 $0.946635	1,612,647.752 1,793,877.417 2,162,212.319 2,492,943.549 2,999,339.002 3,226,456.306 3,484,056.734 3,733,042.543 3,844,924.434 3,657,678.041
TA BlackRock iShares Edge 50 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$12.469923 $10.886332 $11.325813 $10.166524 $9.998941	$13.506835 $12.469923 $10.886332 $11.325813 $10.166524	2,820.165 2,980.066 410.323 467.842 0.000
TA BlackRock iShares Edge 75 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$13.424370 $11.306219 $11.920114 $10.235836 $9.998941	$14.611781 $13.424370 $11.306219 $11.920114 $10.235836	0.000 0.000 0.000 0.000 0.000
TA BlackRock iShares Edge 100 - Service Class Subaccount Inception Date March 21, 2016	2020 2019 2018 2017 2016	$14.656853 $11.918079 $12.753013 $10.483340 $9.998941	$15.898341 $14.656853 $11.918079 $12.753013 $10.483340	0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.083901 $1.803486 $1.911429 $1.733688 $1.674007 $1.697878 $1.636959 $1.476025 $1.359202 $1.327154	$2.328451 $2.083901 $1.803486 $1.911429 $1.733688 $1.674007 $1.697878 $1.636959 $1.476025 $1.359202	3,987,041.610 4,353,919.482 5,119,970.644 6,253,223.315 7,115,066.472 7,748,172.085 8,626,055.694 8,942,321.667 8,971,195.522 7,512,173.544
TA International Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.349421 $1.072953 $1.324794 $1.056791 $1.071924 $1.088497 $1.165718 $1.002713 $0.833503 $0.940409	$1.606322 $1.349421 $1.072953 $1.324794 $1.056791 $1.071924 $1.088497 $1.165718 $1.002713 $0.833503	107,395.431 119,409.565 204,409.904 334,981.387 435,789.796 572,797.418 489,255.237 64,369.325 33,683.998 28,924.377
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.703741 $1.417295 $1.436757 $1.246759 $1.212964 $1.227238 $1.152921 $0.981275 $0.883639 $1.003605	$1.922610 $1.703741 $1.417295 $1.436757 $1.246759 $1.212964 $1.227238 $1.152921 $0.981275 $0.883639	1,089,898.185 1,290,947.273 1,391,739.714 1,598,467.795 1,694,631.241 1,730,227.975 1,633,649.834 594,534.775 501,278.208 84,867.156

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.399385 $1.782883 $1.832907 $1.442212 $1.495360 $1.598953 $1.623981 $1.184984 $1.103623 $1.201029	$2.817015 $2.399385 $1.782883 $1.832907 $1.442212 $1.495360 $1.598953 $1.623981 $1.184984 $1.103623	60,054.988 77,359.597 86,824.823 98,225.118 101,981.731 112,530.172 137,207.963 97,962.469 68,244.011 66,744.953
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.427053 $1.273103 $1.347424 $1.212526 $1.177561 $1.219008 $1.211250 $1.124738 $1.062954 $1.051947	$1.567182 $1.427053 $1.273103 $1.347424 $1.212526 $1.177561 $1.219008 $1.211250 $1.124738 $1.062954	1,763,963.395 1,985,701.555 2,376,539.555 3,691,868.265 4,481,145.522 4,867,577.246 5,459,402.300 5,788,066.143 5,848,663.816 4,719,977.818
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.565501 $1.259988 $1.429483 $1.164265 $1.114484 $1.153384 $1.140578 $0.914167 $0.824021 $0.885127	$1.921864 $1.565501 $1.259998 $1.429483 $1.164265 $1.114484 $1.153384 $1.140578 $0.914167 $0.824021	110,352.792 115,180.294 196,551.968 286,135.786 356,928.287 482,162.160 662,738.430 707,349,990 606,163.979 477,531.244
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.536945 $1.299732 $1.420735 $1.204377 $1.148194 $1.193183 $1.179817 $1.003972 $0.921492 $0.955194	$1.739713 $1.536945 $1.299732 $1.420735 $1.204377 $1.148194 $1.193183 $1.179817 $1.003972 $0.921492	6,054,774.749 7,273,034.383 8,745,521.532 10,696,305.410 12,631,625.437 13,608,921.805 14,661,892.162 15,853,632.526 15,437,857.633 14,228,215.142
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.508723 $1.315514 $1.408027 $1.228288 $1.182077 $1.227853 $1.212183 $1.084434 $1.006872 $1.016968	$1.672212 $1.508723 $1.315514 $1.408027 $1.228288 $1.182077 $1.227853 $1.212183 $1.084434 $1.006872	14,940,994.588 17,115,902.388 20,544,871.789 23,603,259.926 26,241,885.367 28,808,647.719 32,059,822.194 32,871,062.087 30,119,641.729 20,311,375.102
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.163396 $1.088661 $1.103913 $1.081241 $1.073151 $1.083475 $1.044282 $1.080866 $1.045293 $0.000000	$1.230750 $1.163396 $1.088661 $1.103913 $1.081241 $1.073151 $1.083475 $1.044282 $1.080866 $1.045293	313,676.661 344,107.221 507,185.477 627,260.332 705,518.406 837,956.346 948,056.954 520,086.778 412,407.450 125,984.160

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.298517 $1.781642 $1.925198 $1.614118 $1.471414 $1.495846 $1.329564 $1.019300 $0.889460 $0.896749	$2.719664 $2.298517 $1.781642 $1.925198 $1.614118 $1.471414 $1.495846 $1.329564 $1.019300 $0.889460	119,126.967 131,966.203 178,082.040 215,934.894 309,736.333 341,954.558 325,719.102 24,152.842 10,973.751 7,796.129
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.166858 $1.005058 $1.155877 $0.963912 $0.966013 $0.997388 $1.018387 $0.917291 $0.826150 $0.905078	$1.319386 $1.166858 $1.005058 $1.155877 $0.963912 $0.966013 $0.997388 $1.018387 $0.917291 $0.826150	1,553,806.467 1,906,435.877 2,374,260.846 2,795,008.878 3,262,864.501 3,507,729.673 4,078,711.623 4,339,526.856 4,364,041.589 3,876,210.443
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.858088 $2.297901 $2.648256 $2.370036 $2.100822 $2.192572 $1.931579 $1.488347 $1.254029 $1.248693	$2.850577 $2.858088 $2.297901 $2.648256 $2.370036 $2.100822 $2.192572 $1.931579 $1.488347 $1.254029	67,496.782 77,824.719 129,077.149 178,096.870 240,324.796 295,028.148 339,353.058 47,679.624 33,654.183 27,422.172
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.318291 $1.193264 $1.248645 $1.165691 $1.133311 $1.152670 $1.098662 $1.057019 $0.996413 $0.000000	$1.458871 $1.318291 $1.193264 $1.248645 $1.165691 $1.133311 $1.152670 $1.098662 $1.057019 $0.996413	2,952,441.560 3,363,984.801 4,052,626.845 4,809,521.795 5,363,052.520 5,928,287.999 6,365,199.250 6,487,597.020 5,327,251.460 1,474,087.865
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.320361 $1.152418 $1.207504 $1.107258 $1.129178 $1.168109 $1.090765 $1.010238 $1.000000	$1.296265 $1.320361 $1.152418 $1.207504 $1.107258 $1.129178 $1.168109 $1.090765 $1.010238	831,293.471 940,987.040 768,735.305 829,013.758 939,478.806 1,018,727.256 898,964.173 961,500.935 552,364.598
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.390601 $1.205782 $1.282219 $1.147306 $1.173783 $1.225180 $1.147282 $1.005291 $1.000000	$1.343017 $1.390601 $1.205782 $1.282219 $1.147306 $1.173783 $1.225180 $1.147282 $1.005291	384,851.050 442,748.978 596,262.499 623,719.827 670,211.216 634,691.279 458,011.025 223,059.004 48,621.322

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.498510 $1.312605 $1.393105 $1.243990 $1.214544 $1.252491 $1.213568 $1.103217 $1.031053 $1.029338	$1.541250 $1.498510 $1.312605 $1.393105 $1.243990 $1.214544 $1.252491 $1.213568 $1.103217 $1.031053	5,148,274.785 5,820,977.530 6,790,702.445 8,389,338.798 9,195,525.156 10,488,960.824 11,031,370.886 7,853,408.361 6,548,149.667 3,521,187.751
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.482728 $1.338800 $1.406889 $1.283530 $1.249259 $1.274264 $1.226539 $1.156129 $1.098537 $1.078552	$1.535602 $1.482728 $1.338800 $1.406889 $1.283530 $1.249259 $1.274264 $1.226539 $1.156129 $1.098537	203,783.295 243,287.193 396,805.787 562,355.304 634,001.107 714,455.686 786,975.000 795,457.364 771,274.508 555,871.401
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.576752 $1.337617 $1.459587 $1.247992 $1.207777 $1.268046 $1.235472 $1.053646 $0.956851 $0.980374	$1.622149 $1.576752 $1.337617 $1.459587 $1.247992 $1.207777 $1.268046 $1.235472 $1.053646 $0.956851	3,968,129.590 4,275,600.150 4,834,115.462 5,398,275.828 5,868,231.693 6,320,505.644 6,876,982.017 4,544,808.404 3,781,405.598 2,718,926.523
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2020 2019 2018 2017 2016 2015 2014 2013 2012	$1.438943 $1.229247 $1.280258 $1.170521 $1.138325 $1.191751 $1.117353 $0.990317 $1.000000	$1.709244 $1.438943 $1.229247 $1.280258 $1.170521 $1.138325 $1.191751 $1.117353 $0.990317	137,215.523 166,545.338 237,762.317 304,150.481 320,609.645 417,628.889 440,715.682 282,796.954 58,484.680
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.052994 $2.504776 $2.384096 $1.685664 $1.751362 $1.591853 $1.524336 $1.044139 $0.918179 $0.989324	$6.548873 $3.052994 $2.504776 $2.384096 $1.685664 $1.751362 $1.591853 $1.524336 $1.044139 $0.918179	128,206.992 140,765.833 41,705.721 48,322.532 54,506.865 73,050.522 117,403.477 49,185.922 5,552.433 2,516.941
TA Morgan Stanley Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.817581 $1.562370 $1.713350 $1.529220 $1.481492 $1.519405 $1.514075 $1.341634 $1.237087 $1.304287	$2.123281 $1.817581 $1.562370 $1.713350 $1.529220 $1.481492 $1.519405 $1.514075 $1.341634 $1.237087	2,760,116.594 3,120,559.246 3,694,852.730 4,628,018.641 5,248,172.694 5,791,121.978 6,637,491.027 7,803,344.728 8,455,860.736 8,291,227.814

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2020 2019 2018 2017 2016 2015 2014	$10.720792 $9.467562 $10.398566 $9.362504 $9.448792 $9.911029 $9.998938	$11.269811 $10.720792 $9.467562 $10.398566 $9.362504 $9.448792 $9.911029	12,963.695 13,473.851 16,243.428 9,632,239 8,991.122 14,618.172 0.000
TA MSCI EAFE Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$11.143185 $9.335013 $11.042826 $9.998817	$11.842006 $11.143185 $9.335013 $11.042826	0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.080336 $1.734531 $1.828584 $1.627424 $1.531551 $1.552445 $1.423221 $1.224345 $1.103543 $1.077443	$2.374080 $2.080336 $1.734531 $1.828584 $1.627424 $1.531551 $1.552445 $1.423221 $1.224345 $1.103543	452,307.002 495,161.307 645,989.330 868,146.823 926,816.028 1,180,972.354 1,199,312.569 957,378.199 900,723.411 796,847.302
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.305672 $1.105189 $1.203104 $1.087760 $1.045616 $1.086881 $1.021051 $0.924764 $0.927731 $0.972919	$1.430104 $1.305672 $1.105189 $1.203104 $1.087760 $1.045616 $1.086881 $1.021051 $0.924764 $0.927731	373,209.708 406,596.848 448,384.342 462,249.337 510,753.211 665,234.868 612,333.423 488,214.343 155,526.559 15,897.434
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.229877 $1.059723 $1.131830 $1.038551 $1.002130 $1.036691 $0.965909 $0.904680 $0.902735 $0.988165	$1.334191 $1.229877 $1.059723 $1.131830 $1.038551 $1.002130 $1.036691 $0.965909 $0.904680 $0.902735	78,479.747 98,144.077 103,625.283 142,335.977 193,585.368 202,149.175 288,462.719 297,516.460 230,429.022 107,769.911
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.286214 $1.071884 $1.176258 $1.037660 $1.002286 $1.051673 $1.001314 $0.868392 $0.873700 $1.001344	$1.385133 $1.286214 $1.071884 $1.176258 $1.037660 $1.002286 $1.051673 $1.001314 $0.868392 $0.873700	349,615.310 383,002.788 524,894.810 546,928.979 563,506.308 590,802.976 520,691.641 236,431.582 43,112.625 2,954.219
TA PIMCO Total Return - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.418934 $1.328240 $1.359464 $1.315965 $1.300847 $1.310973 $1.272784 $1.325998 $1.125166 $1.196708	$1.504452 $1.418934 $1.328240 $1.359464 $1.315965 $1.300847 $1.310973 $1.272784 $1.325998 $1.251666	3,097,184.287 3,661,811.922 4,555,574.725 5,835,157.538 6,506,628.588 7,295,631.715 7,999,634.908 8,790,016.877 8,269,925.157 5,190,091.585

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PineBridge Inflation Opportunities - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.060179 $0.992561 $1.021338 $1.003182 $0.978956 $1.020959 $1.000432 $1.120422 $1.067818 $0.000000	$1.137558 $1.060179 $0.992561 $1.021338 $1.003182 $0.978956 $1.020959 $1.000432 $1.120422 $1.067818	740,323.994 836,640.429 1,123,311.437 1,443,720.746 1,582,470.093 1,609,863.386 1,733,120.420 1,956,721.320 1,755,033.076 547,291.799
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$0.024408 $0.043259 $0.041113 $0.061591 $0.081642 $0.089215 $0.121431 $0.224097 $0.321699 $0.407092	$0.011224 $0.024408 $0.043259 $0.041113 $0.061591 $0.081642 $0.089215 $0.121431 $0.224097 $0.321699	5,997,934.353 3,078,388.972 6,063,151.477 2,234,442.214 4,195,044.100 2,688,995.933 1,863,153.172 728,476.123 5,114,352.228 4,199,142.369
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.267881 $1.154653 $1.204541 $1.092376 $1.077997 $1.118419 $1.093530 $1.034599 $0.981563 $0.000000	$1.334885 $1.267881 $1.154653 $1.204541 $1.092376 $1.077997 $1.118419 $1.093530 $1.034599 $0.981563	378,429.044 599,319.264 717,888.764 824,814.937 1,024,053.100 1,199,360.139 1,285,846.084 1,358,078.077 1,357,690.120 1,009,189.803
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.330823 $1.210650 $1.304088 $1.098040 $1.090831 $1.182270 $1.160229 $1.008787 $0.921070 $0.000000	$1.286452 $1.330823 $1.210650 $1.304088 $1.098040 $1.090831 $1.182270 $1.160229 $1.008787 $0.921070	917,781.296 1,319,340.877 1,524,980.447 1,810,004.171 2,536,117.295 3,126,914.082 3,792,573.371 1,310,384.417 1,119,475.920 727,411.082
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 2, 2011	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.300367 $1.185353 $1.253090 $1.099513 $1.089976 $1.153485 $1.127698 $1.028090 $0.961731 $0.000000	$1.325367 $1.300367 $1.185353 $1.253090 $1.099513 $1.089976 $1.153485 $1.127698 $1.028090 $0.961731	2,384,220.168 2,854,797.176 3,255,307.649 3,449,079.815 3,793,728.721 4,350,742.486 4,541,601.856 4,223,863.608 3,237,581.545 98,516.525
TA S&P 500 Index - Service Class(3) Subaccount Inception Date May 1, 2017	2020 2019 2018 2017	$13.546350 $10.498753 $11.211232 $9.998817	$15.753035 $13.546350 $10.498753 $11.211232	0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Small Mid Cap Value - Service Class Subaccount Inception Date January 22, 2008	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.570569 $2.084178 $2.389512 $2.100046 $1.760906 $1.833930 $1.770430 $1.318339 $1.150938 $1.200178	$2.632482 $2.570569 $2.084178 $2.389512 $2.100046 $1.760906 $1.833930 $1.770430 $1.318339 $1.150938	154,297.136 185,435.151 244,787.273 298,757.356 395,321.530 487,087.578 547,797.676 186,756.674 192,895.704 162,685.466
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$3.111175 $2.380562 $2.601060 $2.159282 $1.970487 $1.953995 $1.863066 $1.313364 $1.152851 $1.150400	$3.786953 $3.111175 $2.380562 $2.601060 $2.159282 $1.970487 $1.953995 $1.863066 $1.313364 $1.152851	249,047.353 271,837.872 379,588.346 472,854.374 616,504.619 773,222.556 801,506.580 239,172.784 227,870.004 137,982.070
TA TS&W International Equity - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$1.132124 $0.949873 $1.141464 $0.942662 $0.947634 $0.950080 $1.017159 $0.830474 $0.722561 $0.856735	$1.186896 $1.132124 $0.949873 $1.141464 $0.942662 $0.947634 $0.950080 $1.017159 $0.830474 $0.722561	120,279.116 150,404.092 222,455.296 286,930.185 403,323.896 508,202.924 528,456.628 132,217.741 108,345.822 81,846.804
TA WMC US Growth - Service Class Subaccount Inception Date September 10, 2007	2020 2019 2018 2017 2016 2015 2014 2013 2012 2011	$2.393255 $1.735665 $1.758958 $1.382692 $1.365908 $1.297867 $1.186225 $0.909413 $0.816299 $0.860711	$3.235249 $2.393255 $1.735665 $1.758958 $1.382692 $1.365908 $1.297867 $1.186225 $0.909413 $0.816299	177,885.929 188,431.180 189,363.200 221,351.657 236,180.485 248,175.793 324,704.497 267,541.795 198,245.832 213,839.733
(1)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective December 1, 2020, Transamerica Barrow Hanley Dividend Focused VP was renamed Transamerica Aegon Sustainable Equity Income VP.

APPENDIX
Prior Withdrawal/ Growth Percentages and Rider Fees
The table below identifies the prior percentages for the Retirement Income Max® rider.
Rider fee Percentages
Date	Percentage
Prior to February 1, 2018	1.25%
February 1, 2018 to June 30, 2018	1.35%

Date	Single Life	Joint Life
July 1, 2018 to November 30, 2019	1.35%	1.45%
December 1, 2019 to April 30, 2020	1.45%	1.55%
May 1, 2020 to April 30, 2021	1.50%	1.60%
Growth Percentages
Date	Percentage
Prior to May 1, 2014	5.00%
May 1, 2014 to January 31, 2018	5.50%
February 1, 2018 to April 30, 2020	7.20%
May 1, 2020 to August 31, 2020	6.50%
September 1, 2020 to April 30, 2021	5.00%
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to December 12, 2011	0-58 59-64 65-74 ≥75	0.00% 4.50% 5.50% 6.50%	0.00% 4.10% 5.10% 6.10%
December 12, 2011 to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to February 16, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
February 17, 2015 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.80% 4.80% 5.80%
January 1, 2017 to January 31, 2018	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.70% 4.70% 5.70%
February 1, 2018 to June 30, 2018	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.50% 4.50% 5.50%

Prior Withdrawal/ Growth Percentages and Rider Fees — (Continued)
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
July 1, 2018 to February 28, 2019	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.75% 4.75% 5.75%
March 1, 2019 to November 30, 2019	0-58 59-64 65-69 70-74 75-79 ≥80	0.00% 4.00% 5.25% 5.40% 5.50% 5.75%	0.00% 3.50% 4.75% 4.90% 5.00% 5.25%
December 1, 2019 to April 30, 2020	0-58 59-64 65-74 75-79 ≥80	0.00% 4.00% 5.00% 5.25% 5.75%	0.00% 3.50% 4.50% 4.75% 5.25%
May 1, 2020 to August 31, 2020	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 5.50%	0.00% 3.50% 4.50% 5.00%
September 1, 2020 to April 30, 2021	0-58 59-64 65-80 ≥81	0.00% 3.75% 5.00% 5.50%	0.00% 3.25% 4.50% 5.00%

APPENDIX
Prior Withdrawal/Growth Percentages and rider fees
The table below identifies the prior percentages for the Retirement Income Choice® 1.6 rider.
Rider fee Percentages
Date	Rider Benefit	Single Life Option	Joint Life Option
June 1, 2017 to June 30, 2018	Base Benefit Designated Allocation Group A	1.45%	1.45%
	Base Benefit Designated Allocation Group B	1.10%	1.10%
	Base Benefit Designated Allocation Group C	0.70%	0.70%
	Death Benefit	0.40%	0.35%
	Income Enhancement	0.30%	0.50%

Date	Rider Benefit	Single Life Option	Joint Life Option
July 1, 2018 to February 28, 2019	Base Benefit Designated Allocation Group A	1.40%	1.50%
	Base Benefit Designated Allocation Group B	1.15%	1.25%
	Base Benefit Designated Allocation Group C	0.80%	0.90%
	Death Benefit	0.40%	0.35%
	Income Enhancement	0.30%	0.50%

Date	Rider Benefit	Single Life Option	Joint Life Option
March 1, 2019 to August 31, 2020	Base Benefit Designated Allocation Group A	1.50%	1.60%
	Base Benefit Designated Allocation Group B	1.50%	1.60%
	Base Benefit Designated Allocation Group C	1.50%	1.60%
	Death Benefit	0.40%	0.35%
	Income Enhancement	0.30%	0.50%

Date	Rider Benefit	Single Life Option	Joint Life Option
September 1, 2020 to April 30, 2021	Base Benefit Designated Allocation Group A	1.85%	1.95%
	Base Benefit Designated Allocation Group B	1.40%	1.60%
	Base Benefit Designated Allocation Group C	0.95%	1.05%
	Death Benefit	0.40%	0.35%
	Income Enhancement	0.30%	0.50%
Growth Percentages
Date	Percentage
May 1, 2016 to February 28, 2019	5.50%
March 1, 2019 to November 30, 2019	6.00%
December 1, 2019 to April 30, 2020	5.25%
May 1, 2020 to April 30, 2021	5.00%
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
May 1, 2016 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.75% 4.75% 5.75%

Prior Withdrawal/Growth Percentages and rider fees — (Continued)
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
January 1, 2017 to June 30, 2018	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.50% 4.50% 5.50%
July 1, 2018 to February 28, 2019	0-58 59-64 65-79 ≥80	0.00% 4.50% 5.50% 6.00%	0.00% 4.00% 5.00% 5.50%
March 1, 2019 to April 30, 2020	0-58 59-64 65-69 70-74 75-79 ≥80	0.00% 4.00% 5.10% 5.20% 5.50% 6.00%	0.00% 3.50% 4.60% 4.70% 5.00% 5.50%
May 1, 2020 to August 31, 2020	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 5.50%	0.00% 3.50% 4.50% 5.00%
September 1, 2020 to April 30, 2021	0-58 59-64 65-80 ≥81	0.00% 3.50% 4.75% 5.25%	0.00% 3.00% 4.25% 4.75%

F I N A N C I A L   S T A T E M E N T S  –  S T A T U T O R Y   B A S I S

A N D   S U P P L E M E N T A R Y   I N F O R M A T I O N

Transamerica Life Insurance Company

Years Ended December 31, 2020, 2019 and 2018

Transamerica Life Insurance Company

Financial Statements – Statutory Basis

and Supplementary Information

Years Ended December 31, 2020, 2019 and 2018

Notes to Financial Statements – Statutory Basis

Report of Independent Auditors

To the Board of Directors of

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis financial statements of Transamerica Life Insurance Company (the “Company”), which comprise the balance sheets as of December 31, 2020 and 2019, and the related statements of operations, of changes in capital and surplus, and of cash flow for each of the three years in the period ended December 31, 2020, including the related notes and schedules of supplementary insurance information and reinsurance for each of the three years in the period ended December 31, 2020 and summary of investments - other than investments in related parties as of December 31, 2020 listed in the accompanying index (collectively referred to as the “financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Iowa Insurance Division, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

PricewaterhouseCoopers LLP, One North Wacker, Chicago, IL 60606

T: (312)298-2000, F: (312)298 2001, www.pwc.com/us

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019 or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2020 and 2019 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division described in Note 2.

Emphasis of Matters

As discussed in Note 1 to the financial statements, the financial statements give retroactive effect to the mergers of Transamerica Premier Life Insurance Company and MLIC Re I, Inc. into the Company on October 1, 2020, and the merger of Pine Falls Re, Inc. into the Company on December 31, 2020, in transactions accounted for as statutory mergers. Our opinion is not modified with respect to these matters.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 14, 2021

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Millions)

	December 31

	2020	2019
Admitted assets
Cash, cash equivalents and short-term investments	$1,832	$2,442
Bonds	50,444	43,976
Preferred stocks	105	117
Common stocks	3,556	3,376
Mortgage loans on real estate	9,015	7,834
Real estate	56	239
Policy loans	2,037	2,062
Securities lending reinvested collateral assets	2,115	2,004
Derivatives	2,973	1,743
Other invested assets	3,222	3,170
Total cash and invested assets	75,355	66,963

Accrued investment income	697	637
Premiums deferred and uncollected	240	438
Net deferred income tax asset	812	742
Variable annuity reserve hedge offset deferral	–	195
Letter of credit	–	1,870
Other assets	1,344	1,022
Separate account assets	121,820	112,229
Total admitted assets	$200,268	$184,096

Liabilities and capital and surplus
Aggregate reserves for policies and contracts	$50,966	$45,865
Policy and contract claim reserves	1,257	943
Liability for deposit-type contracts	946	948
Other policyholders’ funds	32	32
Transfers from separate accounts due or accrued	(823)	(925)
Funds held under reinsurance treaties	3,889	3,994
Asset valuation reserve	1,198	1,267
Interest maintenance reserve	1,389	1,356
Derivatives	3,493	1,933
Payable for collateral under securities loaned and other transactions	2,755	2,691
Borrowed money	3,486	2,709
Variable annuity reserve hedge offset deferral	145	–
Other liabilities	1,605	1,703
Separate account liabilities	121,820	112,229
Total liabilities	192,158	174,745
Total capital and surplus	8,110	9,351
Total liabilities and capital and surplus	$200,268	$184,096

See accompanying notes.

3

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Millions)

	Year Ended December 31
	2020	2019	2018
Revenues
Premiums and other considerations	$16,723	$15,708	$14,597
Net investment income	3,361	2,765	2,744
Commissions and expense allowances on reinsurance ceded	661	470	785
Reserve adjustment on reinsurance ceded	(273)	(128)	(155)
Consideration received on reinsurance recapture and novations	2,958	15	183
Fee revenue and other income	2,096	2,150	2,338
Total revenue	25,526	20,980	20,492

Benefits and expenses
Death benefits	2,863	2,358	2,380
Annuity benefits	1,528	1,492	1,442
Accident and health benefits	1,120	1,112	1,124
Surrender benefits	15,352	16,301	15,853
Other benefits	234	230	224
Net increase (decrease) in reserves	4,985	(1,329)	991
Commissions	1,435	1,481	1,600
Net transfers to (from) separate accounts	(4,850)	(5,130)	(4,407)
IMR adjustment due to reinsurance	–	–	(13)
General insurance expenses and other	1,780	1,254	1,615
Total benefits and expenses	24,447	17,769	20,809
Gain (loss) from operations before dividends and federal income taxes	1,079	3,211	(317)
Dividends to policyholders	10	10	7
Gain (loss) from operations before federal income taxes	1,069	3,201	(324)
Federal income tax (benefit) expense	(109)	(39)	(36)
Net gain (loss) from operations	1,178	3,240	(288)
Net realized capital gains (losses), after tax and amounts transferred to interest maintenance reserve	113	469	(786)
Net income (loss)	$1,291	$3,709	$(1,074)

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Millions)

Balance at January 1, 2018	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
As originally presented	$7	$1	$(58)	$150	$3,473	$90	$3,689	7,352
Merger of TPLIC, MLIC Re and PFRe	–	–	–	160	1,246	4	896	2,306
Balance at January 1, 2018	7	1	(58)	310	4,719	94	4,585	9,658
Net income (loss)	–	–	–	–	–	–	(1,074)	(1,074)
Change in net unrealized capital gains/losses, net of taxes	–	–	–	–	–	145	1,182	1,327
Change in net deferred income tax asset	–	–	–	–	–	–	168	168
Change in nonadmitted assets	–	–	–	–	–	–	63	63
Change in reserve on account of change in valuation basis	–	–	–	–	–	–	(7)	(7)
Change in asset valuation reserve	–	–	–	–	–	–	(12)	(12)
Change in surplus as a result of reinsurance	–	–	–	–	–	–	33	33
Change in letter of credit	–	–	–	–	–	–	(82)	(82)
Dividends to stockholders	–	–	–	–	–	–	(624)	(624)
Return of capital	–	–	–	–	(559)	–	–	(559)
Other changes - net	–	(1)	–	–	3	(7)	(1)	(6)
Balance at December 31, 2018	$7	$–	$(58)	$310	$4,163	$232	$4,231	$8,885
Net income (loss)	–	–	–	–	–	–	3,709	3,709
Change in net unrealized capital gains/losses, net of taxes	–	–	–	–	–	(37)	(239)	(276)
Change in net deferred income tax asset	–	–	–	–	–	–	(160)	(160)
Change in nonadmitted assets	–	–	–	–	–	–	124	124
Change in reserve on account of change in valuation basis	–	–	–	–	–	–	(1,218)	(1,218)
Change in asset valuation reserve	–	–	–	–	–	–	(252)	(252)
Change in surplus as a result of reinsurance	–	–	–	–	–	–	(143)	(143)
Change in surplus notes	–	–	–	(250)	–	–	–	(250)
Change in treasury stock	–	–	58	–	–	–	–	58
Change in letter of credit	–	–	–	–	–	–	(160)	(160)
Dividends to stockholders	–	–	–	–	–	–	(733)	(733)
Return of capital	–	–	–	–	(308)	–	–	(308)
Other changes - net	–	–	–	–	2	2	71	75
Balance at December 31, 2019	$7	$–	$–	$60	$3,857	$197	$5,230	$9,351

Continued on next page.

5

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Millions)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus

Balance at December 31, 2019	$7	$–	$–	$60	$3,857	$197	$5,230	$9,351
Net income (loss)	–	–	–	–	–	–	1,291	1,291
Change in net unrealized capital gains/losses, net of tax	–	–	–	–	–	(342)	216	(126)
Change in net deferred income tax asset	–	–	–	–	–	–	(126)	(126)
Change in nonadmitted assets	–	–	–	–	–	–	201	201
Change in reserve on account of change in valuation basis	–	–	–	–	–	–	14	14
Change in asset valuation reserve	–	–	–	–	–	–	69	69
Change in surplus as a result of reinsurance	–	–	–	–	–	–	(51)	(51)
Change in surplus notes	–	–	–	(60)	–	–	–	(60)
Change in letter of credit	–	–	–	–	–	–	(1,870)	(1,870)
Capital contribution	–	–	–	–	700	–	–	700
Dividends to stockholders	–	–	–	–	–	–	(1,200)	(1,200)
Other changes - net	–	–	–	–	5	–	(88)	(83)
Balance at December 31, 2020	$7	$–	$–	$–	$4,562	$(145)	$3,686	$8,110

See accompanying notes.

6

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Millions)

	Year Ended December 31

	2020	2019	2018
Operating activities
Premiums and annuity considerations	$16,785	$15,551	$14,618
Net investment income	2,758	2,931	2,843
Other income	2,311	2,379	2,999
Benefit and loss related payments	(20,629)	(21,328)	(20,885)
Net transfers from separate accounts	4,958	5,282	4,688
Commissions and operating expenses	(3,002)	(2,842)	(2,957)
Dividends paid to policyholders	(7)	(7)	(7)
Federal income taxes (paid) received	37	(166)	(64)
Net cash provided by (used in) operating activities	3,211	1,800	1,235

Investing activities
Proceeds from investments sold, matured or repaid	$12,107	$19,902	$13,389
Costs of investments acquired	(16,438)	(18,351)	(12,543)
Net change in policy loans	25	15	37
Net cost of investments acquired	(16,413)	(18,336)	(12,506)
Net cash provided by (used in) investing activities	$(4,306)	$1,566	$883

Financing and miscellaneous activities
Repayment of surplus notes	$(60)	$(250)	$–
Capital and paid in surplus received (returned)	705	(248)	(407)
Dividends to stockholders	(1,200)	(725)	(564)
Net deposits (withdrawals) on deposit-type contracts	(34)	(667)	(331)
Net change in borrowed money	783	(1,621)	(1,340)
Net change in funds held under reinsurance treaties	(105)	261	279
Net change in payable for collateral under securities lending and other transactions	65	(1,084)	49
Other cash (applied) provided	331	162	(20)
Net cash provided by (used in) financing and miscellaneous activities	485	(4,172)	(2,334)

Net increase (decrease) in cash, cash equivalents and short-term investments	(610)	(806)	(216)

Cash, cash equivalents and short-term investments:
Beginning of year	2,442	3,248	3,464
End of year	$1,832	$2,442	$3,248

See accompanying notes.

7

Transamerica Life Insurance Company

Statements of Cash Flow (supplemental) – Statutory Basis

(Dollars in Millions)

	Year Ended December 31
Supplemental disclosures of cash flow information	2020	2019	2018

Non-cash activities during the year not included in the Statutory Statements of Cash Flows:
Transfer of bonds, mortgage loans and interest related to affiliated reinsurance recapture	$2,121	$–	$–
Release of funds withheld related to affiliated reinsurance recaptures	500	–	–
Increase of funds withheld related to affiliated reinsurance agreement	(76)	–	–
Receipt of assets related to nonaffiliated reinsurance recapture	310	–	–
Stock cancellations	–	58	–
Non-cash dividend received from subsidiary	–	11	30
Non-cash dividend to parent company	–	–	60
Investments received for insured securities losses	–	–	47
Other	–	(9)	12

See accompanying notes.

8

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

December  31, 2020

1. Organization and Nature of Business

Transamerica Life Insurance Company (the Company) is a stock life insurance company owned by Commonwealth General Corporation (CGC). CGC is an indirect, wholly-owned subsidiary of Aegon N.V., a holding company organized under the laws of The Netherlands.

On October 1, 2020, the Company completed mergers with Transamerica Premier Life Insurance Company (TPLIC), an Iowa-domiciled affiliate and MLIC Re I, Inc. (MLIC Re), a Vermont-domiciled subsidiary. On December 31, 2020, the Company completed a merger with Pine Falls Re, Inc. (PFRe), a Vermont-domiciled subsidiary. Also, on July 1, 2019, the Company completed a merger with Transamerica Advisors Life Insurance Company (TALIC), an Arkansas-domiciled affiliate.

The mergers were accounted for in accordance with the Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as statutory mergers. As such, financial statements for periods prior to the mergers were combined and the recorded assets, liabilities and surplus of TPLIC, MLIC Re, PFRe and TALIC on a US statutory basis were carried forward to the merged company. The common capital stock of TPLIC, MLIC Re, PFRe and TALIC was deemed cancelled by operation of law under the Plans of Merger. Each share of the Company’s capital stock issued and outstanding immediately before the mergers continues to represent one share of the capital stock. The business the Company previously assumed from TPLIC and TALIC and the business previously ceded from the Company to TPLIC, MLIC Re and PFRe is no longer reflected as assumed and ceded risks in the restated merged financials.

Summarized financial information for the Company (which includes TALIC), TPLIC, MLIC Re and PFRe presented separately for periods prior to the merger is as follows.

	Year Ended December 31, 2019
	Company	TPLIC	MLIC Re	PFRe	Eliminations	Merged Totals

Total assets	$130,223	$52,517	$1,120	$1,507	$(1,271)	$184,096
Total liabilities	123,695	50,216	779	1,326	(1,271)	174,745
Capital and surplus	6,528	2,301	341	181	–	9,351
Total revenue	16,142	4,634	211	29	(36)	20,980
Total benefits and expenses	13,157	4,251	150	61	150	17,769
Net income (loss)	3,294	572	61	(32)	(186)	3,709

	Year Ended December 31, 2018
	Company	TPLIC	MLIC Re	PFRe	Eliminations	Merged Totals

Total revenue	$15,437	$4,873	$230	$29	$(77)	$20,492
Total benefits and expenses	16,204	4,233	183	71	118	20,809
Net income (loss)	(1,424)	536	47	(38)	(195)	(1,074)

9

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Nature of Business

The Company sells individual life insurance, including index universal life, whole life, term life, and final expense life. It also sells a range of variable and fixed annuities. In addition, the Company offers supplemental health insurance, long-term care insurance, life insurance, group annuity contracts and stable value solutions. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico and US Virgin Islands. Sales of the Company’s products are primarily through a network of independent agents and broker-dealers, affiliated agencies, and financial institutions.

2. Basis of Presentation and Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Iowa Insurance Division (IID), which practices differ from accounting principles generally accepted in the United States of America (GAAP).

The IID recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed practices by the State of Iowa. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed.

The following is a summary of the accounting practices permitted and prescribed by the IID and reflected in the Company’s financial statements which differs from NAIC SAP:

The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Iowa Administrative Code 508A.1.4, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

10

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

A reconciliation of the Company’s net income (loss) and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	SSAP#	F/S Page	F/S Line	2020	2019	2018
Net income (loss), State of Iowa basis State prescribed practices that are an increase(decrease) from NAIC SAP:	XXX	XXX	XXX	$1,291	$3,709	$(1,074)
Separate account asset valuation	56	NA	NA	–	–	–

State permitted practices that are an increase(decrease) from NAIC SAP:
None				–	–	–
Net income (loss), NAIC SAP	XXX	XXX	XXX	$1,291	$3,709	$(1,074)

Statutory surplus, state of Iowa basis State prescribed practices that are an increase(decrease) from NAIC SAP:	XXX	XXX	XXX	$8,110	$9,351	$8,885
Separate account asset valuation	56	NA	NA	–	–	–

State permitted practices that are an increase(decrease) from NAIC SAP:
Letter of credit	4	Balance Sheet	Letter of credit	–	(1,870)	(2,030)
Hedge reserve offset deferral	86	Balance Sheet; Statement of Changes in Capital and Surplus	Variable annuity reserve hedge offset deferral Special surplus funds - Change in net unrealized capital gains/ losses	–	–	(232)
Statutory surplus, NAIC SAP	XXX	XXX	XXX	$8,110	$7,481	$6,623

The IID issued a no objection letter in the current year for the Company to present historical permitted practices that differ from that found in the NAIC SAP related to the admission of letters of credit as admitted assets and as an element of capital surplus. Prior to merging with the Company, MLIC Re and PFRe, with the explicit permission of the Deputy Commissioner of the Captive Insurance Division of the Vermont Department of Financial Regulation, included as admitted assets the value of letters of credit serving as collateral for reinsurance credit taken by affiliates in connection with reinsurance agreements. These historical permitted practices were included on a merged entity basis for periods prior to the effective date of the mergers. The letters of credit were for the benefit of the Company and TPLIC. The permitted practice terminated upon the merger of MLIC Re and PFRe into the Company and had no impact at December 31, 2020.

11

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company elected early adoption of SSAP No. 108, Derivatives Hedging Variable Annuities Guarantees (SSAP 108) effective July 1, 2019. The early adoption allowed for transition from and release of a similar permitted practice in place with the IID since October 1, 2016 (the Permitted Practice). The Company received approval from the IID on September 4, 2019.

Use of Estimates

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The effects of the following variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material. Significant accounting policies and variances from GAAP are as follows:

Investments

Investments in bonds, except those to which the Securities Valuation Office (SVO) of the NAIC has ascribed a NAIC designation of 6, are reported at amortized cost using the interest method. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value, often referred to as yield-to-worst method. Bonds ascribed a NAIC designation of 6 are reported at the lower of amortized cost or fair value with unrealized gains and losses reported in changes in capital and surplus. Prepayment penalty or acceleration fees received in the event a bond is liquidated prior to its scheduled termination date are reported as investment income.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26R, Bonds, and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

For GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. These securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium using either the retrospective or prospective methods. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. For statutory reporting, the

12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

For GAAP, all securities purchased or retained that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used.

The Company closely monitors below investment grade holdings and investment grade issuers where the Company has concerns to determine if an other-than-temporary impairment (OTTI) has occurred. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. The Company will record a charge to the statements of operations for the amount of the impairment.

For structured securities, cash flow trends and underlying levels of collateral are monitored. An OTTI is considered to have occurred if the fair value of the structured security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security and the security is in an unrealized loss position. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company will record a charge to the statements of operations for the amount of the impairments.

For GAAP, if it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI is recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security or the entity will likely not be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Investments in both affiliated and unaffiliated preferred stocks in good standing (those with NAIC designations RP1 to RP3 and P1 to P3), are reported at cost or amortized cost, depending on the characteristics of the securities. Investments in both affiliated and unaffiliated preferred stocks not in good standing (those with NAIC designations RP4 to RP6 and P4 to P6), are

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

reported at the lower of cost, amortized cost, or fair value, depending on the characteristics of the securities. The related net unrealized capital gains and losses for all NAIC designations are reported in changes in capital and surplus.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in net unrealized capital gains or losses and are reported in changes in capital and surplus.

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value and the related net unrealized capital gains or losses are reported in changes in capital and surplus.

The Company owns stock issued by the Federal Home Loan Bank (FHLB), which is only redeemable at par, and its fair value is presumed to be par, unless other-than-temporarily impaired.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statements of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized. Prepayment penalty or acceleration fees received in the event a loan is liquidated prior to its scheduled termination date are reported as investment income.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost net of encumbrances. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate the Company classifies as held for sale is measured at lower of carrying amount or fair value less cost to sell. Depreciation is calculated on a straight-line basis

14

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

over the estimated useful lives of the properties. The Company recognizes an impairment loss if the Company determines that the carrying amount of the real estate is not recoverable and exceeds its fair value. The Company deems that the carrying amount of the asset is not recoverable if the carrying amount exceeds the sum of undiscounted cash flows expected to result from the use and disposition. The impairment loss is measured as the amount by which the asset’s carrying value exceeds its fair value.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

The Company has interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying GAAP equity of the investee.

For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statements of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less (principally stated at amortized cost) or money market mutual funds which are reported at fair value.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are

15

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. Due and accrued amounts determined to be uncollectible are written off through the statements of operations.

Valuation Reserves

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, primarily bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals into net investment income over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

In 2019, the NAIC revised the AVR Factors (basic contribution, reserve objective and maximum reserve) to be consistent with the risk-based capital (RBC) after-tax factors, which were amended in 2018 as a result of federal tax reform. The AVR factor changes are effective for year-end 2019. As of December 31, 2019, the factor changes decreased capital and surplus by $183. The changes were recorded to the Change in Asset Valuation Reserve line of the Statements of Changes in Capital and Surplus.

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, forwards, and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions, or net investment in a foreign operation), (B) replication, (C) income generation, or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86 - Derivatives.

(A)

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability (amortized cost or fair value). Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract

16

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

that is not clearly and closely related to the economic characteristics and the risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

(B)

Derivative instruments are also used in replication (synthetic asset) transactions. A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. In these transactions, the derivative is accounted for in a manner consistent with the cash instrument and replicated asset. For GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

(C)

Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative relates (amortized cost or fair value).

(D)	Derivative instruments held for other investment/risk management activities are measured at fair value with value adjustments recorded in unassigned surplus.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the hedged asset or liability changes, the value of the hedging derivative is expected to move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘BBB’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments:

Interest rate swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds equal to the fair value of the contract are exchanged. These gains and losses may be included in IMR or AVR if the underlying

17

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities; therefore, converting the asset or liability to a U.S. dollar denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in capital and surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Total return swaps are used in the asset/liability management process to mitigate the market risk on minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the Standard & Poor’s (S&P) or other global market financial index) and floating leg (tied to the London Interbank Offered Rate (LIBOR)) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Variance swaps are used in the asset/liability management process to mitigate the gamma risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These variance swaps are similar to volatility options where the underlying index provides for the market value movements. Variance swaps do not accrue interest. Typically, no cash is exchanged at the outset of initiating the variance swap, and a single receipt or payment occurs at the maturity or termination of the contract. Variance swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Bond forwards are used to hedge the interest rate risk that future liability claims increase as rates decrease, leading to higher guarantee values. Bond return swaps are also used to hedge interest rate risk of the underlying liability by exchanging performance and interest of a treasury asset for a funding level plus spread.

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Futures contracts are used to hedge the liability risk when the Company issues products providing the customer a return based on various global market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

The Company issues products providing the customer a return based on the various global equity market indices. The Company uses options to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheets and fair value adjustments are recorded as capital and surplus in the financial statements. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

Caps are used in the asset/liability management process to mitigate the interest rate risk created due to a rapidly rising interest rate environment. The caps are similar to options where the underlying interest rate index provides for the market value movements. The caps do not accrue interest until the interest rate environment exceeds the caps strike rate. Cash is exchanged at the onset, and a single receipt or payment occurs at the maturity or termination of the contract. Caps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Caps that do not meet hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company uses zero cost collars to hedge the interest rate risk associated with rising short term interest rates, whereby the exposure would otherwise adversely impact the Company’s capital generation. The collar position(s) help range bound the floating rate by combining a cap and floor position.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

The Company issues fixed liabilities that have a guaranteed minimum crediting rate. The Company uses receiver swaptions, whereby the swaption is designed to generate cash flows to offset lower yields on assets during a low interest rate environment. The Company pays a single premium at the beginning of the contract and is amortized throughout the life of the swaption. These swaptions are marked to fair value in the balance sheets and the fair value adjustment is recorded in unassigned surplus. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a written credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

Securities Lending Assets and Liabilities

The Company loans securities to third parties under agent-managed securities lending programs accounted for as secured borrowings. Cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheets (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Non-cash collateral received which may not be sold or repledged is not recorded on the Company’s balance sheets. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

Repurchase Agreements

For dollar repurchase agreements accounted for as secured borrowings, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. The securities transferred are not removed from the balance sheets, and the cash received as collateral is invested as needed or used for general corporate purposes of the Company. A liability is established to record the obligation to return the cash collateral and included in borrowed money on the balance sheets.

Offsetting of Assets and Liabilities

Financial assets and liabilities are offset in the balance sheets when the Company has a legally enforceable right to offset and has the intention to settle the asset and liability on a net basis.

Other Assets and Other Liabilities

Other assets consist primarily of cash surrender value of company owned life insurance, reinsurance receivable, general insurance accounts receivable and current federal income tax recoverable.

Other liabilities consist primarily of amounts withheld by the Company, accrued expenses, reinsurance payable, payable for securities, and municipal repurchase agreements. Municipal repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

interest. These municipal repurchase agreements require a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

Separate Accounts

The majority of separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with fair value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Certain other non-indexed guaranteed separate accounts represent funds invested by the Company for the benefit of the contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than the guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Non-indexed guaranteed separate account assets and liabilities are carried at fair value. These guarantees are included in the general account due to the nature of the guaranteed return.

Assets held in trust for purchases of variable life, variable universal life, variable annuity, and modified guaranteed annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at fair value.

Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with fair value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist.

Income and gains and losses with respect to the assets in the separate accounts supporting modified guaranteed annuity contracts are included in the statements of operations as a component of net transfers from separate accounts.

Surplus funds transferred from the general account to the separate accounts, commonly referred to as seed money, and earnings accumulated on seed money are reported as surplus in the separate accounts until transferred or repatriated to the general account. The transfer of such funds between the separate account and the general account is reported as surplus contributed or withdrawn during the year.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are calculated by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law. For direct business issued after October 1964, the Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the month of death. For policies assumed during 1992 from former affiliates, Monumental General Insurance Company and Monumental Life Insurance Group, Inc., and for all business from company mergers occurring in 1998, the Company waives deduction of deferred fractional premium upon death of the insured and returns any portion of the final premium paid beyond the month of death. For fixed premium life insurance business resulting from company mergers occurring in 2004 and 2007, the Company waives deduction of deferred fractional premiums upon death of the insured and refunds portions of premiums unearned after the date of death. Where appropriate, the Company holds a non-deduction and/or refund reserve. The reserve for these benefits is computed using aggregate methods. The reserves are equal to the greater of the cash surrender value and the legally computed reserve.

For GAAP, policy reserves are calculated based on estimated expected experience or actual account balances.

Surrender values are not promised in excess of the legally computed reserves. For annual premium variable life insurance there is an extra premium charged to the policyholder before the premium is transferred to the Separate Accounts. An additional reserve for this policy is held in the General Account that is a multiple of the reserve that would otherwise be held. For interest sensitive whole life, the reserves held in the General Account are equal to the cash surrender value.

In accordance with SSAP No. 51R, Life Contracts, and No. 54R, Individual and Group Accident and Health Contracts, the Company reports the amount of insurance, if any, for which the gross premiums are less than the net premiums according to the valuation standards and any related premium deficiency reserve established. Anticipated investment income is included as a factor in the health contract premium deficiency calculation.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheets date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include guaranteed investment contracts (GICs), funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums,

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

benefits or changes in reserves in the statements of operations. Interest on these policies is reflected in other benefits.

Premiums and Annuity Considerations

Revenues for life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability using deposit accounting.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Under GAAP, for certain reinsurance agreements whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the assets and liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

Deferred Income Taxes

The Company computes deferred income taxes in accordance with SSAP No. 101, Income Taxes. Unlike GAAP, SSAP No. 101 does not consider state income taxes in the measurement of deferred taxes. SSAP No. 101 also requires additional testing to measure gross deferred tax assets. The additional testing limits gross deferred tax asset admission to 1) the amount of federal income taxes paid in prior years recoverable through hypothetical loss carrybacks of existing temporary differences expected to reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of remaining gross deferred tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities after considering character (i.e. ordinary versus capital) and reversal patterns. The Company’s reported deferred tax asset or liability is the sum of gross deferred tax assets admitted through this three-part test plus the sum of all deferred tax liabilities.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of insurance and investment contracts are deferred. For traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, acquisition costs are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired

Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future contracts and contract changes, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under the NAIC SAP.

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Subsidiaries and Affiliated Companies

Investments in subsidiaries, controlled and affiliated companies (SCA) are stated in accordance with the Purposes and Procedures Manual of the NAIC SVO, as well as SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities.

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP. Dividends or distributions received from an investee are recognized in investment income when declared to the extent that they are not in excess of the undistributed accumulated earnings attributable to an investee. Changes in investments in SCA’s are recorded as a change to the carrying value of the investment with a corresponding amount recorded directly to unrealized gain/loss (capital and surplus).

Surplus Notes

Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Nonadmitted Assets

Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC SAP, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets to the extent that they are not impaired.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less and money market mutual funds. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

3. Accounting Changes and Correction of Error

The Company’s policy is to disclose as recent accounting pronouncements the adopted accounting guidance with a current year effective date that has been classified by the NAIC as a substantive change, as well as items classified as nonsubstantive changes that have had a material impact on the financial position or results of operations of the Company.

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Recent Accounting Pronouncements

Effective June 30, 2020, the NAIC adopted revisions to SSAP No. 105, Working Capital Finance Investments, and the corresponding Issue Paper No. 163, Working Capital Finance Investments. The revisions provided substantive updates to the Working Capital Finance Investments (WCFI) Program requirements in SSAP No. 105. The adoption of this guidance did not impact the financial position or results of operations of the Company as the Company does not invest in WCFI.

Effective January 1, 2020, the NAIC adopted revisions to SSAP No. 22, Leases, and the corresponding Issue Paper No. 161, Leases, to incorporate various concepts from U.S. GAAP guidance in Accounting Standards Update (ASU) 2016-02, Leases, into statutory accounting. The revised guidance retains the operating lease concept for statutory accounting, clarifies the application of statutory accounting guidance for leases in certain areas (e.g., sale-leaseback transactions), and identifies the types of assets allowed for lease and sale-leaseback treatment. The adoption of this guidance did not impact the financial position or results of operations of the Company.

Change in Valuation Basis

As of December 31, 2019, the Company received IID approval on an approach for adoption of the NAIC 2020 VM-21 and related Risk Based Capital C3P2 changes documented in the VM- 21 2020 NAIC Valuation Manual: Requirements for Principle-Based Reserves for Variable Annuities. The Company elected to early adopt the VM-21 requirements for variable annuities effective December 31, 2019. The approved transition approach did not result in an adjustment to the Company’s historical statutory reporting or existing balances at the time of transition. The Company reported the increase to the VM-21 reserve of $1,218 as of December 31, 2019. As of the date of transition, the Company was fully compliant with the provisions of VM-21 and remains compliant as of December 31, 2020.

Correction of Error

During 2020, management identified and corrected an error in the Company’s prior year statutory Actuarial Guideline (AG) 38 8C cash flow testing reserves. The error resulted in an understatement of aggregate reserves for life contracts of $116 net of tax at December 31, 2019 which was reflected in Other changes - net in the Statement of Changes in Capital and Surplus.

Reclassifications

Certain amounts in prior year financial statement balances and footnote disclosures have been reclassified to conform to the current year presentation.

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis
(Dollars in Millions, Except per Share amounts)

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -

Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments is either reported at fair value or amortized cost (which approximates fair value). Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indices, third-party pricing services, brokers, external fund managers and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of Level 1 and Level 2 values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Real Estate: Real estate held for sale is typically valued utilizing independent external appraisers in conjunction with reviews by qualified internal appraisers. Valuations are primarily based on active market prices, adjusted for any difference in the nature, location or condition of the specific property. If such information is not available, other valuation methods are applied, considering the value that the property’s net earning power will support, the value indicated by recent sales of comparable properties and the current cost of reproducing or replacing the property.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indices, third-party pricing services and internal models.

Derivative Financial Instruments: The fair value of futures and forwards are based upon the latest quoted market price and spot rates at the balance sheets date. The estimated fair values of equity and interest rate options (calls, puts, caps) are based upon the latest quoted market price at the balance sheets date. The estimated fair values of swaps, including equity, interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The estimated fair values of credit default swaps are based upon active market data, including interest rate quotes, credit spreads, and recovery rates, which are then used to calculate probabilities of default for the fair value calculation. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The book value of policy loans is considered to approximate the fair value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third-party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Deposit–Type Contracts: The carrying amounts of deposit–type contracts reported in the accompanying balance sheets approximate their fair values. These are included in the Investment Contract Liabilities.

Fair values for the Company’s insurance contracts other than investment–type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The Company accounts for its investments in affiliated common stock in accordance with SSAP No. 97, as such, they are not included in the following disclosures.

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2020 and 2019, respectively:

	December 31, 2020
	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Admitted assets
Cash equivalents and short–term investments, other than affiliates	$1,522	$1,522	$1,030	$492	$–	$–	$–
Short–term notes receivable from affiliates	149	149	–	149	–	–	–
Bonds	60,092	50,444	10,161	49,535	396	–	–
Preferred stocks, other than affiliates	109	105	–	109	–	–	–
Common stocks, other than affiliates	180	180	20	–	160	–	–
Mortgage loans on real estate	9,792	9,015	–	–	9,792	–	–
Other invested assets	555	474	–	534	21	–	–
Derivative assets:
Options	278	278	–	278	–	–	–
Interest rate swaps	2,544	2,531	–	2,544	–	–	–
Currency swaps	21	8	–	21	–	–	–
Credit default swaps	67	49	–	67	–	–	–
Equity swaps	88	88	–	88	–	–	–
Interest rate futures	10	10	10	–	–	–	–
Equity futures	9	9	9	–	–	–	–
Derivative assets total	3,017	2,973	19	2,998	–	–	–
Policy loans	2,037	2,037	–	2,037	–	–	–
Securities lending reinvested collateral	1,893	1,893	–	1,893	–	–	–
Separate account assets	119,784	119,677	112,719	7,065	–	–	–

Liabilities
Investment contract liabilities	17,556	15,294	–	257	17,299	–	–
Derivative liabilities:
Options	165	165	–	165	–	–	–
Interest rate swaps	2,853	2,806	–	2,853	–	–	–
Currency swaps	30	31	–	30	–	–	–
Credit default swaps	–	14	–	–	–	–	–
Equity swaps	472	472	–	472	–	–	–
Interest rate futures	1	1	1	–	–	–	–
Equity futures	4	4	4	–	–	–	–
Derivative liabilities total	3,525	3,493	5	3,520	–	–	–
Dollar repurchase agreements	967	967	–	967	–	–	–
Payable for securities lending	2,115	2,115	–	2,115	–	–	–
Payable for derivative cash collateral	640	640	–	640	–	–	–
Separate account liabilities	109,407	109,407	1	109,354	52	–	–

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31, 2019
	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Admitted assets
Cash equivalents and short–term investments, other than affiliates	$1,949	$1,949	$1,504	$445	$–	$–	$–
Short–term notes receivable from affiliates	343	343	–	343	–	–	–
Bonds	49,377	43,976	7,355	41,373	649	–	–
Preferred stocks, other than affiliates	114	117	–	111	3	–	–
Common stocks, other than affiliates	140	140	12	–	128	–	–
Mortgage loans on real estate	8,259	7,834	–	–	8,259	–	–
Other invested assets	461	398	–	441	20	–	–
Derivative assets:
Options	312	312	–	312	–	–	–
Interest rate swaps	1,375	1,372	–	1,375	–	–	–
Currency swaps	22	12	–	22	–	–	–
Credit default swaps	79	45	–	79	–	–	–
Equity futures	3	3	3	–	–	–	–
Derivative assets total	1,791	1,744	3	1,788	–	–	–
Policy loans	2,062	2,062	–	2,062	–	–	–
Securities lending reinvested collateral	1,588	1,588	–	1,588	–	–	–
Separate account assets	110,612	110,546	104,750	5,857	5	–	–

Liabilities
Investment contract liabilities	18,960	13,396	–	264	18,696	–	–
Derivative liabilities:
Options	152	152	–	152	–	–	–
Interest rate swaps	1,204	1,501	–	1,204	–	–	–
Currency swaps	19	19	–	19	–	–	–
Credit default swaps	(7)	15	–	(7)	–	–	–
Equity swaps	216	216	–	216	–	–	–
Interest rate futures	23	23	23	–	–	–	–
Equity futures	7	7	7	–	–	–	–
Derivative liabilities total	1,614	1,933	30	1,584	–	–	–
Dollar repurchase agreements	704	704	–	704	–	–	–
Payable for securities lending	2,004	2,004	–	2,004	–	–	–
Payable for derivative cash collateral	687	687	–	687	–	–	–
Separate account liabilities	101,194	101,195	3	101,144	47	–	–

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2020 and 2019:

	2020
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets:
Bonds
Industrial and miscellaneous	$–	$41	$7	$–	$48

Total bonds	–	41	7	–	48

Preferred stock
Industrial and miscellaneous	–	6	–	–	6

Total preferred stock	–	6	–	–	6

Common stock
Mutual funds	6	–	–	–	6
Industrial and miscellaneous	14	–	160	–	174

Total common stock	20	–	160	–	180

Cash equivalents and short–term
Money market mutual funds	1,029	–	–	–	1,029

Total cash equivalents and short–term	1,029	–	–	–	1,029

Derivative assets	18	2,894	–	–	2,912
Separate account assets	112,606	6,393	–	–	118,999

Total assets	$113,673	$9,334	$167	$–	$123,174

Liabilities:
Derivative liabilities	$5	$3,184	$–	$–	3,189
Separate account liabilities	1	–	–	–	1

Total liabilities	$6	$3,184	$–	$–	$3,190

	2019
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets:
Bonds
Industrial and miscellaneous	$–	$16	$7	$–	$23

Total bonds	–	16	7	–	23

Preferred stock
Industrial and miscellaneous	–	–	3	–	3

Total preferred stock	–	–	3	–	3

Common stock
Mutual funds	5	–	–	–	5
Industrial and miscellaneous	7	–	128	–	135

Total common stock	12	–	128	–	140

Cash equivalents and short–term
Money market mutual funds	1,504	–	–	–	1,504

Total cash equivalents and short–term	1,504	–	–	–	1,504

Derivative assets	3	1,680	–	–	1,683
Separate account assets	104,614	5,273	4	–	109,891

Total assets	$106,133	$6,969	$142	$–	$113,244

Liabilities:
Derivative liabilities	$30	$1,650	$–	$–	$1,680
Separate account liabilities	3	–	–	–	3

Total liabilities	$33	$1,650	$–	$–	$1,683

Bonds classified as Level 2 are valued using inputs from third party pricing services or broker quotes. Bonds classified as Level 3 are primarily those valued using non–binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilize significant inputs that are not market observable.

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Preferred stock classified as Level 2 are valued using inputs from third party pricing services or broker quotes. Preferred stock classified as Level 3 are internally valued using significant unobservable inputs.

Common stock classified as Level 3 are comprised primarily of shares in the FHLB of Des Moines, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB.

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades, or external pricing services.

Separate account assets and liabilities are valued and classified in the same way as general account assets and liabilities (described above).

The following tables summarize the changes in assets classified as Level 3 for 2020 and 2019:

	Beginning Balance at January 1, 2020	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains (Losses) Included in Net income (a)	Total Gains (Losses) Included in Surplus (b)

Bonds
Other	$7	$2	$–	$–	$(2)
Preferred stock	3	–	–	(17)	13
Common stock	128	–	2	(1)	16
Separate account assets	4	–	4	–	–

Total	$142	$2	$6	$(18)	$27

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2020

Bonds
Other	$–	$–	$–	$–	$7
Preferred stock	2	–	–	1	–
Common stock	21	8	10	–	160
Separate account assets	1	-	-	1	-

Total	$24	$8	$10	$2	$167

(a) Recorded as a component of Net Realized Capital Gains (Losses) on Investments in the Statements of Operations

(b) Recorded as a component of Change in Net Unrealized Capital Gains (Losses) in the Statements of Changes in Capital and Surplus

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Beginning Balance at January 1, 2019	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains (Losses) Included in Net income (a)	Total Gains (Losses) Included in Surplus (b)

Bonds
Other	$13	$–	$2	$–	$1
Preferred stock	10	–	–	–	(9)
Common stock	223	–	6	(6)	3
Separate account assets	4	1	1	–	(1)

Total	$250	$1	$9	$(6)	$(6)

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2019

Bonds
Other	$–	$–	$–	$5	$7
Preferred stock	2	–	–	–	3
Common stock	6	8	100	–	128
Separate account assets	1	–	–	–	4

Total	$9	$8	$100	$5	$142

(a) Recorded as a component of Net Realized Capital Gains (Losses) on Investments in the Statements of Operations

(b) Recorded as a component of Change in Net Unrealized Capital Gains (Losses) in the Statements of Changes in Capital and Surplus

Transfers between fair value hierarchy levels are recognized at the beginning of the reporting period.

Nonrecurring fair value measurements

As indicated in Note 2, real estate held for sale is measured at the lower of carrying amount or fair value less cost to sell. As of December 31, 2020, the Company held no properties as held-for-sale, where fair value was less than its carrying value. As of December 31, 2020, the Company held four properties as held-for sale, where carrying amount of $10 was equal to fair value.

Fair value was determined by utilizing an external appraisal following the sales comparison approach. The fair value measurements are classified as Level 3 as the comparable sales and adjustments for the specific attributes of these properties are not market observable inputs.

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

5. Investments

Bonds and Stocks

The carrying amounts and estimated fair value of investments in bonds and stocks are as follows:

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

December 31, 2020

Bonds:
United States Government and agencies	$7,279	$2,349	$7	$9,621
State, municipal and other government	2,214	310	8	2,516
Hybrid securities	360	83	6	437
Industrial and miscellaneous	33,784	6,355	48	40,091
Mortgage and other asset-backed securities	6,807	679	59	7,427

Total unaffiliated bonds	50,444	9,776	128	60,092
Unaffiliated preferred stocks	105	11	7	109

	$50,549	$9,787	$135	$60,201

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Unaffiliated common stocks	$136	$44	$–	$180

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

December 31, 2019

Bonds:
United States Government and agencies	$5,882	$1,023	$1	$6,904
State, municipal and other government	1,877	161	25	2,013
Hybrid securities	412	60	4	468
Industrial and miscellaneous	29,448	3,737	86	33,099
Mortgage and other asset-backed securities	6,357	558	22	6,893

Total unaffiliated bonds	43,976	5,539	138	49,377
Unaffiliated preferred stocks	117	5	8	114

	$44,093	$5,544	$146	$49,491

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Unaffiliated common stocks	$117	$23	$–	$140

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The carrying amount and estimated fair value of bonds at December 31, 2020, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	2020
December 31:	Carrying Value	Fair Value

Due in one year or less	$1,157	$1,176
Due after one year through five years	7,139	7,988
Due after five years through ten years	8,893	10,601
Due after ten years	26,448	32,900

	43,637	52,665
Mortgage and other asset-backed securities	6,807	7,427

	$50,444	$60,092

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2020 and 2019 is as follows:

	2020
	Equal to or Greater than 12 Months		Less than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
United States Government and agencies	$–	$–	$248	$7
State, municipal and other government	39	6	89	2
Hybrid securities	20	5	10	1
Industrial and miscellaneous	160	15	836	33
Mortgage and other asset-backed securities	150	18	742	41

Total bonds	369	44	1,925	84

Preferred stocks-unaffiliated	22	6	16	1

	$391	$50	$1,941	$85

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	2019
	Equal to or Greater than 12 Months		Less than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses

United States Government and agencies	$1	$–	$22	$1
State, municipal and other government	55	12	329	13
Hybrid securities	45	4	3	–
Industrial and miscellaneous	615	62	798	24
Mortgage and other asset-backed securities	286	16	884	6

Total bonds	1,002	94	2,036	44

Preferred stocks-unaffiliated	49	8	5	–
Common stocks-unaffiliated	–	–	1	–

	$1,051	$102	$2,042	$44

During 2020, 2019, and 2018, respectively, there were $0, $7 and $99, of loan-backed or structured securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold for a period of time to recover the amortized cost basis.

For loan-backed and structured securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield, in 2020, 2019 and 2018 the Company recognized OTTI of $4, $6 and $10, respectively.

The following loan-backed and structured securities were held at December 31, 2020, for which an OTTI was recognized during the current reporting period:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
36828QQK5	$1	$–	$1	$–	$–	3/31/2020
52108MDM2	4	3	1	4	4	3/31/2020
52108MDM2	3	1	2	1	3	9/30/2020

			$4

37

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2020 and 2019 is as follows:

	2020		2019
	Losses 12 Months or More	Losses Less Than 12 Months	Losses 12 Months or More	Losses Less Than 12 Months

Year ended December 31:
The aggregate amount of unrealized losses	$18	$61	$15	$19
The aggregate related fair value of securities with unrealized losses	150	765	286	901

At December 31, 2020 and 2019, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 116 and 306 securities with a carrying amount of $441 and $1,154, and an unrealized loss of $50 and $102. Of this portfolio, 50.1% and 66.1% were investment grade with associated unrealized losses of $17 and $30, respectively.

At December 31, 2020 and 2019, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 359 and 469 securities with a carrying amount of $2,026 and $2,085 and an unrealized loss of $85 and $44. Of this portfolio, 79.6% and 93.4% were investment grade with associated unrealized losses of $49 and $34, respectively.

At December 31, 2020 and 2019, there were no common stocks that have been in a continuous loss position for greater than or equal to twelve months.

At December 31, 2020 and 2019, respectively, for common stocks that have been in a continuous loss position for less than twelve months, the Company held 5 and 12 securities with a cost of $0 and $1 and no unrealized losses.

The following table provides the number of 5GI securities, aggregate book adjusted carrying value and aggregate fair value by investment type:

	Number of 5GI Securities	Book / Adjusted Carrying Value	Fair Value
December 31, 2020
Bond, amortized cost	2	$13	$13
Loan-backed and structured securities, amortized cost	4	10	6

Total	6	$23	$19

December 31, 2019
Bond, amortized cost	3	$24	$24
Loan-backed and structured securities, amortized cost	4	10	10
Preferred stock, amortized cost	1	3	3

Total	8	$37	$37

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The tables below present the Company’s gross and net receivable for securities and borrowed money financial statement line items that were subject to offsetting:

December 31, 2020	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements

Assets:
Receivables for securities	$3	$–	$3

Liabilities:
Borrowed money	$967	$–	$967

December 31, 2019	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements

Assets:
Receivables for securities	$120	$101	$19

Liabilities:
Borrowed money	$550	$101	$449

During 2020 and 2019, the Company sold, redeemed or otherwise disposed of 108 and 250 securities as a result of a callable feature which generated investment income of $25 and $19 as a result of a prepayment penalty and/or acceleration fee.

Proceeds from sales and other disposals of bonds and preferred stock and related gross realized capital gains and losses are reflected in the following table. The amounts exclude maturities and include transfers associated with reinsurance agreements.

	Year Ended December 31
	2020	2019	2018

Proceeds	$8,747	$16,076	$9,500

Gross realized gains	$232	$159	$111
Gross realized losses	(37)	(56)	(379)

Net realized capital gains (losses)	$195	$103	$(268)

The Company had gross realized losses, which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks, for the years ended December 31, 2020, 2019 and 2018 of $161, $39 and $36, respectively.

At December 31, 2020 and 2019, the Company had no investments in restructured securities.

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Mortgage Loans

The credit quality of mortgage loans by type of property for the years ended December 31, 2020 and 2019 were as follows:

December 31, 2020
	Farm	Commercial	Total

AAA - AA	$7	$4,612	$4,619
A	41	3,491	3,532
BBB	5	767	772
BB	9	82	91

	$62	$8,952	$9,014

December 31, 2019
	Farm	Commercial	Total

AAA - AA	$11	$4,373	$4,384
A	41	3,068	3,109
BBB	6	317	323
BB	9	4	13
B	–	4	4

	$67	$7,766	$7,833

The above tables exclude residential mortgage loans.

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2020, the Company issued mortgage loans with a maximum interest rate of 6.50% and a minimum interest rate of 2.92% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2020 at the time of origination was 79%. During 2019, the Company issued mortgage loans with a maximum interest rate of 5.57% and a minimum interest rate of 3.50% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2019 at the time of origination was 82%.

During 2020 and 2019, the Company did not reduce the interest rate on any outstanding mortgage loans.

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The age analysis of mortgage loans and identification in which the Company is a participant or co-lender in a mortgage loan agreement is as follows for December 31, 2020 and 2019.

		Residential	Commercial
	Farm	All Other	All Other	Total

December 31, 2020
Recorded Investment (All)

Current	$62	$–	$8,846	$8,908
30-59 Days Past Due	–	1	–	1
180+ Days Past Due	–	–	106	106

Participant or Co-lender in
Mortgage Loan Agreement
Recorded Investment	$42	$–	$911	$953

		Residential	Commercial
	Farm	All Other	All Other	Total

December 31, 2019
Recorded Investment (All)

Current	$67	$–	$7,659	$7,726
30-59 Days Past Due	–	1	–	1
90-179 Days Past Due	–	–	4	4
180+ Days Past Due	–	–	103	103

Participant or Co-lender in
Mortgage Loan Agreement
Recorded Investment	$44	$–	$2,530	$2,574

At December 31, 2020 and 2019, respectively, multiple mortgage loans with a carrying value of $106 and $106 were non-income producing for the previous 180 days. There was no accrued interest related to these mortgage loans at December 31, 2020 and 2019. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property. At December 31, 2020 and 2019, there were no taxes, assessments and other amounts advanced and not included in the mortgage loan total.

At December 31, 2020 and 2019, the Company held no impaired loans with or without a related allowance for credit losses. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2020 and 2019, respectively, that were subject to participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loans. The average recorded investment in impaired loans during 2020 and 2019 was $3 and $0, respectively.

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2020	2019	2018

Balance at beginning of period	$–	$–	$27
Additions, net charged to operations	1	–	–
Recoveries in amounts previously charged off	(1)	–	(27)

Balance at end of period	$–	$–	$–

As of December 31, 2020 and 2019, the Company had no mortgage loans derecognized as a result of foreclosure.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. For the years ended December 31, 2020, 2019 and 2018, respectively, the Company recognized $0, $0 and $1 of interest income on impaired loans. Interest income of $0, $0 and $1, respectively, was recognized on a cash basis for the years ended December 31, 2020, 2019 and 2018.

At December 31, 2020 and 2019, the Company held a mortgage loan loss reserve in the AVR of $116 and $105, respectively.

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution				Property Type Distribution
	December 31			December 31
	2020	2019		2020	2019

Pacific	29%	25%	Apartment	48%	49%
South Atlantic	23	25	Office	17	13
Middle Atlantic	13	14	Retail	16	18
E. North Central	9	9	Industrial	14	15
W. South Central	9	8	Other	3	3
Mountain	7	7	Medical	1	1
W. North Central	6	8	Agricultural	1	1
E. South Central	3	3
New England	1	1

At December 31, 2020, 2019 and 2018, the Company had mortgage loans with a total net admitted asset value of $14, $21 and $23, respectively, which had been restructured in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2020, 2019 and 2018 related to such restructurings. At

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

December 31, 2020 and 2019, there were no commitments to lend additional funds to debtors owing receivables.

Real Estate

The fair value of property is determined based on an appraisal from a third-party appraiser, along with information obtained from discussions with internal asset managers and a listing broker regarding recent comparable sales data and other relevant property information. Impairment losses of $1, $5 and $26 were taken on real estate in 2020, 2019 and 2018, respectively, to write the book value down to the current fair value, and included in net realized capital gains (losses), within the Statements of Operations, for the year ended December 31, 2020.

As of December 31, 2020, there were eight properties classified as held for sale. As of December 31, 2019, there were five properties classified as held for sale. The Company is working with an external commercial real estate advisor firm to actively market the properties and negotiate with potential buyers. During 2020, one property classified as held for sale was disposed. During 2019, four properties classified as held for sale were disposed of resulting in a net realized gain of $26. These gains and losses were included in net realized capital gains (losses) within the Statements of Operations.

On October 28, 2020, the Company sold the Transamerica Pyramid Property located in San Francisco, CA, resulting in a realized gain of $255. As part of the sale transaction, the Company issued mortgage loans supporting the property at commercial rates in the amount of $427. The Company also disposed of other properties during 2020 and 2019 resulting in net realized gains of $3 and $9, respectively. These gains and losses were included in net realized capital gains (losses) within the Statements of Operations.

The carrying value of the Company’s real estate assets at December 31, 2020 and 2019 was as follows:

	2020	2019

Home office properties	$41	$46
Investment properties	–	187
Properties held for sale	15	6

	$56	$239

Accumulated depreciation on real estate at December 31, 2020 and 2019, was $24 and $106, respectively.

Other Invested Assets

The Company recorded impairments of $19, $5, and $3 throughout years 2020, 2019 and 2018, respectively. These impairments were primarily related to private equity funds. The impairments were taken because the decline in fair value of the funds were deemed to be other than temporary and a recovery in value from the remaining underlying investments in the funds were not anticipated. These write-downs are included in net realized capital gains (losses) within the Statements of Operations.

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Tax Credits

At December 31, 2020, the Company had ownership interests in sixty-four LIHTC investments with a carrying value of $141. The remaining years of unexpired tax credits ranged from one to thirteen, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to seventeen years. The amount of contingent equity commitments expected to be paid during the years 2021 to 2029 is $30. Tax credits recognized in 2020 were $119, and other tax benefits recognized in 2020 were $9. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2019, the Company had ownership interests in sixty-seven LIHTC investments with a carrying value of $103. The remaining years of unexpired tax credits ranged from one to twelve, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to seventeen years. The amount of contingent equity commitments expected to be paid during the years 2020 to 2029 is $93. Tax credits recognized during 2019 was $94 and other benefits recognized in 2019 were $4. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The following tables provide the carrying value of transferable state tax credits gross of any related tax liabilities and total unused transferable tax credits by state and in total as of December 31, 2020 and 2019:

		December 31, 2020

Description of State Transferable and Non- transferable Tax Credits	State	Carrying Value	Unused Amount*

Low-Income Housing Tax Credits	MA	$1	$5
Economic Redevelopment and Growth Tax Credits	NJ	6	37

Total		$7	$42

		December 31, 2019

Description of State Transferable and Non- transferable Tax Credits	State	Carrying Value	Unused Amount

Low-Income Housing Tax Credits	MA	$3	$6
Economic Redevelopment and Growth Tax Credits	NJ	5	40

Total		$8	$46

*The unused amount reflects credits that the Company deems will be realizable in the period 2020-2030.

The Company did not have any non-transferable state tax credits.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits, and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Derivatives

Amounts disclosed in this Derivatives section do not include derivatives utilized in the hedging of variable annuity guarantees in accordance with SSAP 108. Please see the subsequent section “Derivatives Hedging Variable Annuity Guarantees” for results associated with those derivatives.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities). Fair value of derivative contracts, aggregated at a counterparty level at December 31, 2020 and 2019 was as follows:

	2020	2019

Fair value - positive	$976	$866
Fair value - negative	(1,557)	(763)

At December 31, 2020, 2019 and 2018, the Company has recorded unrealized gains (losses) of ($334), ($266) and $861, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. The Company did not recognize any unrealized gains or losses during 2020, 2019 and 2018 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 23 years for forecasted hedge transactions. At December 31, 2020 and 2019, none of the Company’s cash flow hedges have been discontinued as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship. As of December 31, 2020 and 2019, the Company has accumulated deferred gains in the amount of $1 and $4, respectively, related to the termination of swaps that were hedging forecasted transactions. It is expected that these gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2021.

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Summary of realized gains (losses) by derivative type for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Options:
Calls	$(805)	$(15)	$60
Puts	(299)	–	(27)
Collars	(62)	–	–
Total options	$(1,166)	$(15)	$33
Swaps:
Interest rate	$–	$95	$(300)
Credit	(6)	(3)	(17)
Total return	(851)	(621)	(210)
Total swaps	$(857)	$(529)	$(527)
Futures - net positions	480	752	(393)
Lehman settlements	–	–	1
Total realized gains (losses)	$(1,543)	$208	$(886)

The average estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2020 and 2019:

	Asset(1)		Liability(1)
	2020	2019	2020	2019
Derivative component of RSATs
Credit default swaps	$34	$75	$(6)	$(12)
Interest rate swaps	6	3	–	–

(1)	Asset and liability classification is based on the positive (asset) or negative (liability) book/adjusted carrying value of each derivative.

The estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2020 and 2019:

	Asset(1)		Liability(1)
	2020	2019	2020	2019
Derivative component of RSATs
Credit default swaps	$67	$79	$(10)	$(14)
Interest rate swaps	6	4	–	–
Total	$73	$83	$(10)	$(14)

(1)	Asset and liability classification is based on the positive (asset) or negative (liability) book/adjusted carrying value of each derivative.

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The net realized gains (losses) on the derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Derivative component of RSATs
Credit default swaps	$(6)	$(3)	$(7)
Interest rate swaps	–	–	(9)
Total	$(6)	$(3)	$(16)

As stated in Note 2, the Company replicates investment grade corporate bonds, sovereign debt, or commercial mortgage backed securities by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, a payment equal to the notional amount of the contract, less any potential recoveries as determined by the underlying agreement, will be made by the Company to the counterparty to the swap.

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following tables present the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2020 and 2019:

		2020
Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
AAA/AA/A	1

Single name credit default swaps (3)		$15	$779	3.4
Credit default swaps referencing indices		–	44	32.6

Subtotal		15	823	5.0

BBB	2
Single name credit default swaps (3)		36	1,870	3.5
Credit default swaps referencing indices		24	1,741	2.9

Subtotal		60	3,611	3.2

BB	3
Single name credit default swaps (3)		3	113	1.9

Subtotal		3	113	1.9

B	4
Single name credit default swaps (3)		(1)	50	2.2

Subtotal		(1)	50	2.2

Total		$77	$4,597	3.5

(1)

The rating agency designations are based on availability and the blending of the applicable ratings among Moody’s Investors Service (“Moody’s”), Standard and Poor’s Rating Services (“S&P”), and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

(3)	Includes corporate, foreign government and state entities.

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Rating Agency Designation of Referenced Credit Obligations (1)		2019
	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
AAA/AA/A	1

Single name credit default swaps (3)		$10	$714	1.8
Credit default swaps referencing indices		–	20	40.8

Subtotal		10	734	2.9

BBB	2
Single name credit default swaps (3)		51	2,342	1.9
Credit default swaps referencing indices		29	1,508	2.8

Subtotal		80	3,850	2.2

BB	3
Single name credit default swaps (3)		3	78	1.6

Subtotal		3	78	1.6

Total		$93	$4,662	2.3

(1)

The rating agency designations are based on availability and the blending of the applicable ratings among Moody’s Investors Service (“Moody’s”), Standard and Poor’s Rating Services (“S&P”), and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

(3)	Includes corporate, foreign government and state entities.

The Company may enter into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. At December 31, 2020, there were not any potential future recoveries available to offset the $4,597 from the table above. At December 31, 2019, there were not any potential future recoveries available to offset the $4,662 from the table above.

49

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

At December 31, 2020 and 2019, the Company’s outstanding derivative instruments, shown in notional or contract amounts and fair value, are summarized as follows:

	Contract or Notional Amount*		Fair Value

	2020	2019	2020	2019

Derivative assets:
Credit default swaps	$3,813	$3,303	$67	$79
Currency swaps	214	140	21	22
Equity futures	–	–	9	3
Equity swaps	969	209	88	–
Interest rate futures	–	–	10	–
Interest rate swaps	2,543	399	100	16
Options	9,449	21,197	278	312
Derivative liabilities:
Credit default swaps	1,218	1,734	–	(7)
Currency swaps	373	400	30	19
Equity futures	–	–	4	7
Equity swaps	8,158	4,902	472	216
Interest rate futures	–	–	1	1
Interest rate swaps	8,233	5,498	480	(58)
Options	(4,960)	(3,677)	165	152

*Futures are presented in contract format. Swaps and options are presented in notional format.

Derivatives Hedging Variable Annuity Guarantees

The hedged obligation consists of guaranteed benefits on variable annuity contracts and resembles a long dated put option where claim payment is made whenever account value is less than a guaranteed amount, adjusted for applicable fees. Changes in interest rates impact the present value of future product cash flows (discount rate) as well as the value of investments comprising the account value to be assessed against the guarantee. Under this VM-21 compliant clearly defined hedging strategy (CDHS), interest rate risk may be hedged by a duration matched portfolio of interest sensitive derivatives such as treasury bond forwards, treasury futures, interest rate swaps, interest rate swaptions or treasury future options. Retroactive to January 1, 2020, the Company re-designated the portfolio of contracts giving rise to the hedged item. The re-designation will more acutely reflect alignment between hedge performance and reserve valuations pertaining to the hedged item on a forward-looking basis. Also retroactive to January 1, 2020, the Company elected to immediately amortize the full $195 SSAP No. 108 asset balance associated with the former designated portfolio through net realized capital gains (losses) within the Statements of Operations. Total return on the designated portfolio of derivatives remains highly effective in covering the interest rate risk of the hedged obligation. Hedge effectiveness is measured in accordance with the requirements outlined under SSAP 108 and entails assessment of the total return on the designated portfolio of derivatives against changes in the fair value of the hedged obligation due to interest rate movements on a cumulative basis.

50

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Scheduled amortization for SSAP 108 derivatives as of December 31, 2020 is as follows:

Amortization Year	Deferred Assets	Deferred Liabilities

2021	$(16)	$1
2022	(16)	1
2023	(16)	1
2024	(16)	1
2025	(16)	1
2026	(16)	1
2027	(16)	1
2028	(16)	1
2029	(16)	1
2030	(11)	1

Total	$(155)	$10

The following table is a reconciliation of the total deferred balance (net of tax) of SSAP 108 derivatives:

		Total Deferred Balance

1.	Balance at July 1, 2019	$190
2.	Amortization	19
3.	Deferred Recognition	(24)

4.	Balance at December 31, 2019 [1-(2+3)]	$195
5.	Amortization	191
6.	Deferred Recognition	149

7.	Balance at December 31, 2020 [4-(5+6)]	$(145)

The following tables provide information regarding SSAP 108 hedging instruments:

	2020	2019

Amortized cost	$1	$–
Fair value	(2)	74

December 31, 2020

	Net Investment Income	Realized Gain (Loss)	Unrealized Gain (Loss)	Total*

Derivative performance	$–	$1,819	$(80)	$1,739

SSAP 108 Adjustments
Portion of the derivative performance attributed to natural offset	37	(1,417)	(170)	(1,550)
Deferred	(37)	(402)	250	(189)

*Totals shown are pre-tax

51

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

December 31, 2019

	Net Investment Income	Realized Gain (Loss)	Unrealized Gain (Loss)	Total

Derivative performance	$24	$495	$(373)	$146

SSAP 108 Adjustments
Portion of the derivative performance attributed to natural offset	–	(184)	14	(170)
Deferred	(24)	(311)	359	24

	Year Ended December 31
	2020	2019

Prior year fair value of hedged item	$(1,395)	$(2,294)
Current year fair value of hedged item	(3,021)	(2,574)

Change in fair value attributable to interest rates	$(1,626)	$(280)

Portion of the fair value change attributed to the hedged risk	$(1,626)	$(232)

Restricted Assets

The following tables show the pledged or restricted assets as of December 31, 2020 and 2019, respectively:

	Gross Restricted (Admitted & Nonadmitted) 2020

Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A)	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total

Collateral held under security lending agreements	$2,115	$–	$–	$–	$2,115
Subject to repurchase agreements	200	–	–	–	200
Subject to dollar repurchase agreements	958	–	–	–	958
FHLB capital stock	111	–	–	–	111
On deposit with states	44	–	–	–	44
Pledged as collateral to FHLB (including assets backing funding agreements)	3,818	–	–	–	3,818
Pledged as collateral not captured in other categories	1,399	–	–	–	1,399
Other restricted assets	1,689	–	–	–	1,689

Total restricted assets	$10,334	$–	$–	$–	$10,334

52

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Gross (Admitted & Nonadmitted) Restricted				Percentage

Restricted Asset Category	Total From Prior Year (2019)	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements	$2,004	$111	$–	$2,115	1.05%	1.06%
Subject to repurchase agreements	113	87	–	200	0.10%	0.10%
Subject to dollar repurchase agreements	805	153	–	958	0.48%	0.48%
FHLB capital stock	100	11	–	111	0.06%	0.06%
On deposit with states	48	(4)	–	44	0.02%	0.02%
Pledged as collateral to FHLB (including assets backing funding agreements)	3,089	729	–	3,818	1.90%	1.90%
Pledged as collateral not captured in other categories	986	413	–	1,399	0.70%	0.70%
Other restricted assets	1,582	107	–	1,689	0.84%	0.84%

Total restricted assets	$8,727	$1,607	$–	$10,334	5.15%	5.16%

The amounts reported as other restricted assets in the table above represent assets held in trust related to reinsurance.

The following tables show the pledged or restricted assets in other categories as of December 31, 2020 and 2019, respectively:

	Gross (Admitted & Nonadmitted) Restricted 2020

Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total

Derivatives	$1,376	$–	$–	$–	$1,376
Secured funding agreements	21	–	–	–	21
AMBAC	2	–	–	–	2

Total	$1,399	$–	$–	$–	$1,399

	Gross (Admitted & Nonadmitted) Restricted			Percentage

Description of Assets	Total From Prior Year (2019)	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Derivatives	$977	$399	$1,376	0.69%	0.69%
Secured funding agreements	6	15	21	0.01%	0.01%
AMBAC	2	–	2	0.00%	0.00%

Total	$985	$414	$1,399	0.70%	0.70%

53

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following tables show the collateral received and reflected as assets within the financial statements as of December 31, 2020 and 2019:

2020

Collateral Assets	Carrying Value	Fair Value	Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets

Cash	$1,574	$1,574	2.00%	2.01%
Securities lending collateral assets	2,115	2,115	2.68	2.70
Other	33	33	0.04	0.04

Total collateral assets	$3,722	$3,722	4.72%	4.75%

	Amount	% of Liability to Total Liabilities
Recognized obligation to return collateral asset	$3,724	5.29%

2019
Collateral Assets	Carrying Value	Fair Value	Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets
Cash	$1,354	$1,354	1.87%	1.89%
Securities lending collateral assets	2,004	2,004	2.77	2.79
Other	36	36	0.05	0.05

Total collateral assets	$3,394	$3,394	4.69%	4.73%

	Amount	% of Liability to Total Liabilities
Recognized obligation to return collateral asset	$3,397	5.44%

54

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Net Investment Income

Detail of net investment income is presented below:

	Year Ended December 31
	2020	2019	2018

Income:
Bonds	$2,025	$1,992	$2,066
Preferred stocks	9	8	10
Common stocks	57	235	164
Mortgage loans on real estate	378	346	309
Real estate	40	55	56
Policy loans	116	117	119
Cash, cash equivalents and short-term investments	24	80	53
Derivatives	606	42	59
Other invested assets	214	64	84

Gross investment income	3,469	2,939	2,920
Less: investment expenses	210	283	304

Net investment income before amortization of IMR	3,259	2,656	2,616
Amortization of IMR	102	109	128

Net investment income	$3,361	$2,765	$2,744

Realized Capital Gains (Losses)

Net realized capital gains (losses) on investments, including OTTI, are summarized below:

	Realized

	Year Ended December 31
	2020	2019	2018

Bonds	$53	$58	$(307)
Preferred stocks	(20)	2	2
Common stocks	(13)	25	(3)
Mortgage loans on real estate	(1)	–	(27)
Real estate	257	30	5
Cash, cash equivalents and short-term investments	(1)	–	–
Derivatives	249	519	(886)
Variable annuity reserve hedge offset	(192)	(160)	–
Other invested assets	43	95	137

Change in realized capital gains (losses), before taxes	375	569	(1,079)
Federal income tax effect	(128)	(52)	51
Transfer from (to) interest maintenance reserve	(134)	(48)	242

Net realized capital gains (losses) on investments	$113	$469	$(786)

55

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Unrealized Capital Gains (Losses)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Change in Unrealized

	Year Ended December 31
	2020	2019	2018

Bonds	$53	$74	$43
Preferred stocks	9	(9)	(3)
Common stocks	22	5	1
Affiliated entities	182	467	187
Mortgage loans on real estate	–	–	27
Derivatives	(364)	(787)	1,088
Other invested assets	3	67	42

Change in unrealized capital gains (losses), before taxes	(95)	(183)	1,385
Taxes on unrealized capital gains (losses)	(31)	(93)	(58)

Change in unrealized capital gains (losses), net of tax	$(126)	$(276)	$1,327

6. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life premium and annuity considerations, net of reinsurance, at December 31, 2020 and 2019 were as follows:

	2020		2019

	Gross	Net of Loading	Gross	Net of Loading

Life and annuity:
Ordinary first-year business	$1	$–	$9	$2
Ordinary renewal business	206	172	422	370
Group life direct business	23	13	24	14

	$230	$185	$455	$386

56

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

7. Policy and Contract Attributes

Insurance Liabilities

Policy reserves, deposit-type contracts and policy claims at December 31, 2020 and 2019 were as follows:

	Year Ended December 31
	2020	2019

Life insurance reserves	$25,805	$23,650
Annuity reserves and supplementary contracts with life contingencies	18,328	15,478
Accident and health reserves (including long term care)	6,833	6,737

Total policy reserves	$50,966	$45,865

Deposit-type contracts	946	948
Policy claims	1,257	943

Total policy reserves, deposit-type contracts and claim liabilities	$53,169	$47,756

Life Insurance Reserves

The aggregate policy reserves for life insurance policies are based upon the 1941, 1958, 1980, 2001 and 2017 Commissioner’s Standard Ordinary Mortality Tables, the 1912, 1941 and 1961 Standard Industrial Mortality Tables, the 1960 Commissioner’s Standard Group Mortality Table, the American Men, Actuaries and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method or Actuarial Guideline XXXVIII. Effective July 1, 2017, term insurance issued follows Valuation Manual section 20 (VM-20) reserve requirements.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. Effective July 1, 2017, for substandard term insurance policies, per VM-20 requirements, the substandard rating is applied to the reserve mortality. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

57

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

As of December 31, 2020 and 2019, the Company had insurance in force aggregating $52,537 and $65,518, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the IID. The Company established policy reserves of $1,586 and $1,936 to cover these deficiencies as of December 31, 2020 and 2019, respectively.

Participating life insurance policies were issued by the Company in prior years which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted less than 0.05% of ordinary life insurance in force at December 31, 2020 and 2019.

Annuity Reserves and Supplementary Contracts Involving Life Contingencies

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest.

Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 1.00 to 11.75 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include GICs and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications of Insurance or Managed Care Contracts. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with VM-21. VM-21 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The VM-21 reserve calculation covers all variable annuity products. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of VM-21 is equal to the stochastic reserves plus the additional standard projection amount.

Both the stochastic reserves and the standard projection are determined as the conditional tail expectation (CTE)-70 of the scenario reserves. To determine the CTE-70 values, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) and Society of Actuaries. The stochastic reserves uses prudent estimate assumptions based on Company experience, while the standard projection uses the assumptions prescribed in VM-21 for determining the additional standard projection amount.

58

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Accident and Health Liabilities

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

At December 31, 2020 and 2019, the Company had no premium deficiency reserve related to accident and health policies.

The Company’s primary method utilized to estimate premium adjustments for contracts subject to redetermination is to review experience periodically and to adjust premiums for differences between the experience anticipated at the time of redetermination and that underlying the original premiums. The Company has not limited its degree of discretion contractually; however, in some states it has agreed not to raise premiums in order to recoup past losses. The Company forgoes premium changes on existing policies at its option if the administrative cost and other business issues associated with the change outweigh the direct financial impact of the change. Also, the Company has extra-contractually guaranteed the current premium scale for certain policies.

For indeterminate premium products, a full schedule of current and anticipated premium rates is developed at the point of issue. Premium rate adjustments are considered when anticipated future experience foretells deviations from the original profit standards. The source of deviation (mortality, persistency, expense, etc.) is an important consideration in the re-rating decision as well as the potential effect of a rate change on the future experience of the existing block of business.

The Company does not write any accident and health business that is subject to the Affordable Care Act risk sharing provisions.

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. Unpaid claims include amounts for losses and related adjustment expenses and are estimates of the ultimate net costs of all losses, reported and unreported. These estimates are subject to the impact of future changes in claim severity, frequency and other factors.

59

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year

Year ended December 31, 2020
2020	$–	$1,105	$410	$695
2019 and prior	2,009	(97)	612	1,300

	2,009	$1,008	$1,022	1,995

Active life reserve	$5,136			$5,342

Total accident and health reserves	$7,145			$7,337

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year

Year ended December 31, 2019
2019	$–	$1,142	$468	$674
2018 and prior	1,996	(16)	645	1,335

	1,996	$1,126	$1,113	2,009

Active life reserve	$5,023			$5,136

Total accident and health reserves	$7,019			$7,145

The change in the Company’s unpaid claims reserve was ($97) and ($16) for the years ended December 31, 2020 and 2019, respectively, for health claims that were incurred prior to those balance sheets dates. The change in 2020 was due to significantly better than expected experience primarily due to reduced medical claims and accidental deaths. The change in 2019 was in normal range.

Activity in the liability for unpaid claims adjustment expense is summarized as follows:

	Liability Beginning of Year	Incurred	Paid	Liability End of Year

Year ended December 31, 2020
2019	$–	$37	$22	$15
2018 and prior	44	(14)	2	28

	$44	$23	$24	$43

Year ended December 31, 2019
2018	$–	$33	$19	$14
2017 and prior	49	(15)	4	30

	$49	$18	$23	$44

60

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company decreased the claim adjustment expense provision for insured events of prior years during 2020.

Deposit-type Contracts

Tabular interest on funds not involving life contingencies has been determined primarily by formula.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

Included in the liability for deposit-type contracts at December 31, 2020 and 2019 are approximately $12 and $11, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance are used to purchase a funding agreement from the Company which secures that particular series of notes. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for the principal and interest for these funding agreements are afforded equal priority as other policyholders.

61

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity, deposit fund and life products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on annuity and deposit fund products, by withdrawal characteristics, is summarized as follows:

	December 31
	2020

Individual Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$466	$7	$–	$473	1%
At book value less surrender charge of 5% or more	1,411	–	–	1,411	2
At fair value	4	–	74,045	74,049	83

Total with adjustment or at fair value	1,881	7	74,045	75,933	86
At book value without adjustment (minimal or no charge or adjustment)	8,050	–	–	8,050	9
Not subject to discretionary withdrawal provision	3,943	–	497	4,440	5

Total individual annuity reserves	13,874	7	74,542	88,423	100%

Less reinsurance ceded	3,027	–	–	3,027

Net individual annuities reserves	$10,847	$7	$74,542	$85,396

	December 31
	2020

Group Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$1,886	$23	$–	$1,909	4%
At book value less surrender charge of 5% or more	21	–	–	21	–
At fair value	–	–	34,723	34,723	82

Total with adjustment or at fair value	1,907	23	34,723	36,653	86
At book value without adjustment (minimal or no charge or adjustment)	4,066	–	–	4,066	9
Not subject to discretionary withdrawal provision	2,124	–	42	2,166	5

Total group annuities reserves	8,097	23	34,765	42,885	100%

Less reinsurance ceded	358	–	–	358

Net group annuities reserves	$7,739	$23	$34,765	$42,527

62

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31
	2020

Deposit-type contracts (no life contingencies):	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$5	$–	$–	$5	1%

Total with adjustment or at fair value	5	–	–	5	1
At book value without adjustment (minimal or no charge or adjustment)	2	–	–	2	–
Not subject to discretionary withdrawal provision	691	52	18	761	99

Total deposit-type contracts	698	52	18	768	100%

Less reinsurance ceded	10	–	–	10

Net deposit-type contracts	$688	$52	$18	$758

Reconcililation to the Annual Statement:	Amount
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities section, total (net)	$17,423
Exhibit 5, Supp contracts with life contingencies section, total (net)	906
Exhibit 7, Deposit-type contracts, net balance at the end of the current year after reinsurance	945

Subtotal	19,274
Separate Accounts Annual Statement:
Exhibit 3, Annuities section, total	108,841
Exhibit 3, Supp contracts with life contingencies section, total	496
Other contract deposit funds	70

Subtotal	109,407

Combined total	$128,681

	December 31
	2019

		Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
	General
Individual Annuities:	Account

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$549	$7	$–	$556	1%
At book value less surrender charge of 5% or more	910	–	–	910	1
At fair value	4	–	69,434	69,438	84

Total with adjustment or at fair value	1,463	7	69,434	70,904	86
At book value without adjustment (minimal or no charge or adjustment)	8,764	–	–	8,764	10
Not subject to discretionary withdrawal provision	2,820	–	399	3,219	4

Total individual annuity reserves	13,047	7	69,833	82,887	100%

Less reinsurance ceded	3,043	–	–	3,043

Net individual annuity reserves	$10,004	$7	$69,833	$79,844

63

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31
	2019

Group Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$1,108	$27	$–	$1,135	3%
At book value less surrender charge of 5% or more	–	–	–	–	–
At fair value	–	–	31,245	31,245	83

Total with adjustment or at fair value	1,108	27	31,245	32,380	86
At book value without adjustment (minimal or no charge or adjustment)	2,794	–	–	2,794	8
Not subject to discretionary withdrawal provision	2,219	–	38	2,257	6

Total group annuity reserves	6,121	27	31,283	37,431	100%

Less reinsurance ceded	377	–	–	377

Net group annuity reserves	$5,744	$27	$31,283	$37,054

	December 31
	2019

Deposit-type contracts (no life contingencies):	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$5	$–	$–	$5	1%

Total with adjustment or at fair value	5	–	–	5	1
At book value without adjustment (minimal or no charge or adjustment)	1	–	–	1	–
Not subject to discretionary withdrawal provision	697	49	12	758	99

Total deposit-type contracts	703	49	12	764	100%

Less reinsurance ceded	24	–	–	24

Net deposit-type contracts	$679	$49	$12	$740

Reconcililation to the Annual Statement:	Amount
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities section, total (net)	$14,604
Exhibit 5, Supp contracts with life contingencies section, total (net)	875
Exhibit 7, Deposit-type contracts, net balance at the end of the current year after reinsurance	948

Subtotal	16,427
Separate Accounts Annual Statement:
Exhibit 3, Annuities section, total	100,752
Exhibit 3, Supp contracts with life contingencies section, total	398
Other contract deposit funds	61

Subtotal	101,211

Combined total	$117,638

64

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The amount of reserves on life products, by withdrawal characteristics, is summarized as follows:

	December 31
	2020

	General Account

	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$254	$254	$389
Universal life	9,936	9,515	11,720
Universal life with secondary guarantees	5,153	5,043	10,712
Indexed universal life with secondary guarantees	4,663	3,067	4,301
Other permanent cash value life insurance	4,573	4,573	7,046
Variable universal life	661	644	1,529
Not subject to discretionary withdrawal or no cash values
Term policies without cash value	–	–	8,349
Accidental death benefits	–	–	50
Disability- active lives	–	–	49
Disability- disabled lives	–	–	167
Miscellaneous reserves	–	–	1,921

Total (gross)	25,240	23,096	46,233
Reinsurance ceded	4,203	4,203	20,428

Total (net)	$21,037	$18,893	$25,805

	Separate Account - Guaranteed

	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$665	$665	$665

Total (gross)	665	665	665

Total (net)	$665	$665	$665

	Separate Account - Nonguaranteed

	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$8,292	$8,274	$9,689

Total (gross)	8,292	8,274	9,689

Total (net)	$8,292	$8,274	$9,689

65

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Reconcililation to the Annual Statement:	Amount
Life & Accident & Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$24,725
Exhibit 5, Accidental death benefits section total (net)	23
Exhibit 5, Disability - active lives section, total (net)	23
Exhibit 5, Disability - disabled lives section, total (net)	146
Exhibit 5, Miscellaneous reserves section, total (net)	888

Subtotal	25,805
Separate Accounts Annual Statement:
Exhibit 3, Life insurance section, total	10,354

Subtotal	10,354

Combined total	$36,159

	December 31
	2019

	General Account

	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$174	$223	$377
Universal life	10,143	9,684	13,611
Universal life with secondary guarantees	3,586	3,499	10,028
Indexed universal life with secondary guarantees	3,964	2,536	3,628
Other permanent cash value life insurance	4,099	5,050	7,638
Variable universal life	647	634	1,560
Not subject to discretionary withdrawal or no cash values
Term policies without cash value	–	–	8,445
Accidental death benefits	–	–	52
Disability- active lives	–	–	67
Disability- disabled lives	–	–	172
Miscellaneous reserves	–	–	2,889

Total (gross)	22,613	21,626	48,467
Reinsurance ceded	4,156	4,156	24,817

Total (net)	$18,457	$17,470	$23,650

	Separate Account - Guaranteed

	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$653	$653	$653

Total (gross)	653	653	653

Total (net)	$653	$653	$653

66

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Separate Account - Nonguaranteed

	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$7,408	$7,375	$8,705

Total (gross)	7,408	7,375	8,705

Total (net)	$7,408	$7,375	$8,705

Reconcililation to the Annual Statement:	Amount

Life & Accident & Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$21,934
Exhibit 5, Accidental death benefits section total (net)	24
Exhibit 5, Disability - active lives section, total (net)	40
Exhibit 5, Disability - disabled lives section, total (net)	154
Exhibit 5, Miscellaneous reserves section, total (net)	1,498

Subtotal	23,650
Separate Accounts Annual Statement:
Exhibit 3, Life insurance section, total	9,358

Subtotal	9,358

Combined total	$33,008

Separate Accounts

Certain separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or fair value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these separate accounts are carried at fair value. The life insurance policies typically provide a guaranteed minimum death benefit.

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with fair value changes are borne entirely by the policyholder.

67

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Information regarding the separate accounts of the Company as of and for the years ended December 31, 2020, 2019 and 2018 is as follows:

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Accounts Separate	Total

Premiums, deposits and other considerations for the year ended December 31, 2020	$–	$1	$12	$9,402	$9,415

Reserves for separate accounts as of December 31, 2020 with assets at:
Fair value	$–	$80	$2	$119,013	$119,095
Amortized cost	–	665	–	–	665

Total as of December 31, 2020	$–	$745	$2	$119,013	$119,760

Reserves for separate accounts by withdrawal characteristics as of December 31, 2020:
With fair value adjustment	$–	$30	–	$–	$30
At fair value	–	–	–	118,457	118,457
At book value without fair value adjustment and with current surrender charge of less than 5%	–	665	–	–	665

Subtotal	–	695	–	118,457	119,152
Not subject to discretionary withdrawal	–	50	2	556	608

Total separate account reserve liabilities at December 31, 2020	$–	$745	$2	$119,013	$119,760

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Accounts Separate	Total

Premiums, deposits and other considerations for the year ended December 31, 2019	$–	$–	$12	$9,623	$9,635

Reserves for separate accounts as of December 31, 2019 with assets at:
Fair value	$–	$65	$18	$109,833	$109,916
Amortized cost	–	653	–	–	653

Total as of December 31, 2019	$–	$718	$18	$109,833	$110,569

Reserves for separate accounts by withdrawal characteristics as of December 31, 2019:
With fair value adjustment	$–	$35	$–	$–	$35
At fair value	–	–	–	109,384	109,384
At book value without fair value adjustment and with current surrender charge of less than 5%	–	653	–	–	653

Subtotal	–	688	–	109,384	110,072
Not subject to discretionary withdrawal	–	30	18	449	497

Total separate account reserve liabilities at December 31, 2019	$–	$718	$18	$109,833	$110,569

68

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Accounts Separate	Total

Premiums, deposits and other considerations for the year ended December 31, 2018	$–	$–	$12	$9,855	$9,867

Reserves for separate accounts as of December 31, 2018 with assets at:
Fair value	$–	$67	$15	$97,484	$97,566
Amortized cost	–	647	–	–	647

Total as of December 31, 2018	$–	$714	$15	$97,484	$98,213

Reserves for separate accounts by withdrawal characteristics as of December 31, 2018:
With fair value adjustment	$–	$43	$–	$–	$43
At fair value	–	–	–	97,125	97,125
At book value without fair value adjustment and with current surrender charge of less than 5%	–	647	–	–	647

Subtotal	–	690	–	97,125	97,815
Not subject to discretionary withdrawal	–	24	15	359	398

Total separate account reserve liabilities at December 31, 2018	$–	$714	$15	$97,484	$98,213

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31

	2020	2019	2018

Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$9,484	$10,116	$10,219
Transfers from separate accounts	(14,305)	(15,216)	(14,591)

Net transfers from separate accounts	(4,821)	(5,100)	(4,372)
Miscellaneous reconciling adjustments	(29)	(30)	(35)

Net transfers as reported in the summary of operations of the life, accident and health annual statement	$(4,850)	$(5,130)	$(4,407)

69

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2020 and 2019, the Company’s separate account statement included legally insulated assets of $121,803 and $112,206, respectively. The assets legally insulated from general account claims at December 31, 2020 and 2019 are attributed to the following products:

	2020	2019

Group annuities	$32,435	$29,613
Variable annuities	77,850	72,488
Fixed universal life	696	684
Variable universal life	9,257	8,034
Variable life	1,492	1,338
Modified separate accounts	50	27
Registered market value annuity product - SPL	12	13
WRL asset accumulator	11	9

Total separate account assets	$121,803	$112,206

At December 31, 2020 and 2019, the Company held separate account assets not legally insulated from the general account in the amount of $17 and $22, respectively, related to variable annuity products.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. To compensate the general account for the risk taken, the separate account paid risk charges of $565, $552, $550, $538, and $517, to the general account in 2020, 2019, 2018, 2017, and 2016, respectively. During the years ended December 31, 2020, 2019, 2018, 2017, and 2016 the general account of the Company had paid $75, $75, $69, $70, and $119 respectively, toward separate account guarantees.

At December 31, 2020 and 2019, the Company reported guaranteed separate account assets at amortized cost in the amount of $678 and $653, respectively, based upon the prescribed practice granted by the State of Iowa as described in Note 2. These assets had a fair value of $786 and $719 at December 31, 2020 and 2019, respectively, which would have resulted in an unrealized gain of $107 and $66, respectively, had these assets been reported at fair value.

The Company does not participate in securities lending transactions within the separate account.

8. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

70

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2020	2019	2018

Direct premiums	$19,191	$17,922	$17,428
Reinsurance assumed - non affiliates	1,248	1,279	1,337
Reinsurance assumed - affiliates	2	215	243
Reinsurance ceded - non affiliates	(2,612)	(2,540)	(3,120)
Reinsurance ceded - affiliates	(1,106)	(1,168)	(1,291)

Net premiums earned	$16,723	$15,708	$14,597

The Company received reinsurance recoveries in the amount of $4,316, $4,468 and $4,266, during 2020, 2019 and 2018, respectively. At December 31, 2020 and 2019, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $939 and $1,176. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2020 and 2019 of $36,764 and $46,752, respectively, of which $13,916 and $15,156 were ceded to affiliates.

During 2020, 2019 and 2018, amortization of deferred gains associated with previously transacted reinsurance agreements was released into income in the amount of $274 ($179 after tax), $213 ($139 after tax) and $490 ($319 after tax), respectively.

On January 29, 2020, Senior Health Insurance Company of Pennsylvania (SHIP) was placed in rehabilitation by order of the Commonwealth Court of Pennsylvania. The Company worked with the Receiver on a proposal to recapture the business throughout 2020 and a proposal was approved on December 29, 2020. The agreement resulted in the Company recapturing all business previously ceded to SHIP and receiving $310 of assets held in trust while legal proceedings were underway. The assets in excess of the ultimate settlement of the liabilities will be returned to the receiver. The Company will also assume responsibility for administration of the business. No gain or loss was recognized as part of the recapture.

On June 30, 2020, the Company, Transamerica Pacific Re, Inc. (TPRe), and Transamerica Pacific Insurance Company (TPIC) entered into a novation agreement whereby the Company consented to TPIC’s assignment and transfer of its rights and obligations under the universal life coinsurance agreements to TPRe. The novation resulted in no gain or loss. Also on June 30, 2020, the Company recaptured certain universal life policy risks not associated with the secondary guarantee from TPRe for consideration of $2,124 equal to the statutory reserves recaptured resulting in no gain loss and amended and restated the universal life coinsurance agreements to cede only certain universal life secondary guarantee risks to TPRe.

Effective October 1, 2020, the Company recaptured several blocks of life insurance business from an affiliate, Ironwood Re Corp. The Company released funds withheld of $313 and recaptured policyholder reserves of $385 and claims reserves of $4. The transaction resulted in a pre-tax loss of $76 which has been included in the Statements of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cessions

71

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

of this business to Ironwood in the amount of $125 with a corresponding charge to unassigned surplus.

Also effective October 1, 2020, an amendment was made to the military life reinsurance agreement with Ironwood Re Corp. to increase the cession percentage to 100%. As a result of this amendment, the Company ceded additional policyholder reserves of $201 and due premiums of $7 and provided net consideration of $76 which was retained as funds withheld by the Company. The transaction resulted in a pre-tax gain of $118 which was charged directly to unassigned surplus. Recognition of the surplus increase as income shall be reflected on a net of tax basis as earnings emerge from the business reinsured.

Effective October 1, 2020, the Company recaptured term insurance business from Ironwood Re Corp. The Company received consideration of $206 in the form of released funds withheld and a cash payment, recaptured $445 of policy holder and claim reserves and $2 of due premiums. The transaction resulted in a pre-tax loss of $237 which has been included in the Statements of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cessions of this business to Ironwood in the amount of $106 with a corresponding charge to unassigned surplus.

Effective December 31, 2020, the Company ceded certain term insurance business to an unaffiliated entity. The Company paid cash consideration of $201, ceded $439 of reserves and $2 of due and deferred premium. The transaction resulted in a pre-tax gain of $236 which has been recorded directly to unassigned surplus. Recognition of the surplus increase as income shall be reflected on a net of tax basis as earnings emerge from the business reinsured.

Effective January 1, 2019, the Company recaptured term insurance business of a reinsurance treaty with an affiliate, LIICA Re II, Inc. The universal life with secondary guarantees remained reinsured under the treaty. The Company received cash of $15, recaptured $68 in policyholder reserves, and net due, deferred and advance premiums of $2. The transaction resulted in a pre-tax loss of $51, which has been included in the Statements of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to LIICA Re II in the amount of $14 with a corresponding charge to unassigned surplus.

Effective July 1, 2019, the Company recaptured indexed universal life and variable universal life insurance business from an affiliate, WFG Reinsurance Limited. The Company paid cash of $39, recaptured $2 in policyholder reserves, and policy loans of $1. The transaction resulted in a pre-tax loss of $40 which was partially offset by a commission expense allowance of $6 as unamortized amounts previously deferred to unassigned surplus related to the original inforce reinsurance transactions were released.

In January 2018, Scottish Re Group announced a sale and restructuring plan and commenced Chapter 11 (reorganization) procedures for some of its subsidiaries. In December 2018, the Delaware Department of Insurance began oversight procedures of Scottish Re (U.S.), Inc. (SRUS), with whom the Company is a counterparty for some of its reinsurance activities. SRUS was ordered into receivership for the purposes of rehabilitation on March 6, 2019. On May 16, 2019, the IID suspended the certificate of authority for SRUS but later clarified that reserve credit

72

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

could be taken on reinsurance agreements entered into prior to the revocation date if a recovery analysis could be illustrated. Now, with the continued delays of the reorganization legal proceedings and with no reliable financial information being provided by the receiver or SRUS, the Company has determined it is unable to support a favorable recovery analysis. Therefore, the Company did not take statutory reserve credit and established a loss contingency allowance for doubtful recoveries of billed and unbilled claims in its December 31, 2020 financial statements. The impact was a $182 charge reported in the Statements of Operations.

Effective June 29, 2018, the Company and Wilton Re U. S. Holdings, Inc. (Wilton Re) entered into an agreement as to the “Final Net Settlement Statements and Other Matters” (NSS) associated with the reinsurance agreement between the two companies that was effective April 1, 2017. This agreement related to the reinsurance of the payout annuity and BOLI/COLI business to Wilton Re. As a result of the mutual concessions between the parties, Wilton Re will pay the Company $66. In addition, the Company released a reinsurance receivable in the amount of $12 related to the initial proposed final NSS that was used for closing. The net pretax impact to capital and surplus of these adjustments was $55.

Effective June 29, 2018, the Company and Wilton Re agreed to Amendment No. 1 to the Reinsurance Agreement dated June 28, 2017. This amendment converted risks that were ceded on a modified coinsurance basis to a coinsurance basis by reducing the amount of reinsurance ceded in the NSS and reducing the modco reserves ceded. At the close of the original transaction, the Company offset the reserve ceded related to a modified separate account contract. Within the amendment to the Master Transaction Agreement, the Company agrees to pay Wilton Re an amount in cash equal to $95, which will be offset in full against an equivalent balance of other amounts due and payable to the Company, such that no cash or other assets shall be required to be transferred by the Parties.

Effective July 1, 2018, the Company entered into a reinsurance agreement to cede an in force block of term insurance business to SCOR Global Life Americas. The Company paid consideration of $260, ceded $675 in policyholder reserves, $28 in claim reserves, $8 in due premium (net of commissions), and $13 in interest maintenance reserves liability. The transaction resulted in a pre-tax gain of $448 which will be identified separately on the insurer’s statutory financial statement as a surplus item. Recognition of the surplus increase as income shall be reflected on a net of tax basis as earnings emerge from the business reinsured.

Effective October 1, 2018, the Company recaptured credit insurance business from an affiliate, Ironwood Re Corp. The Company released $2 in funds withheld liability and recaptured $2 of policyholder reserves. The transaction resulted in a pre-tax loss of $1 which has been included in the Statements of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to Ironwood in the amount of $1 ($1 after-tax) with a corresponding charge to unassigned surplus.

Effective October 1, 2018, the Company recaptured insurance business from an affiliate, Harbor View Re Corp. The Company paid cash of $1, released a funds withheld liability of $10 and assumed $10 of policyholder reserves and net due premiums and commissions of $1. The transaction resulted in a pre-tax loss of $1 which has been included in the Statements of Operations.

73

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Effective July 1, 2018, the Company recaptured term insurance business from an affiliate, Stonebridge Reinsurance Company. The Company received cash of $137, recaptured $680 in policyholder reserves, $29 in claim reserves, net due premiums and commissions of $12 and $11 in interest maintenance reserve liability. The transaction resulted in a pre-tax loss of $571 which was included in the Statements of Operations. In addition, as a result of this transaction, amounts previously deferred to surplus under SSAP No. 61R, were released resulting in an increase to earnings, net of tax, of $184.

9. Income Taxes

The net deferred income tax asset at December 31, 2020 and 2019 and the change from the prior year are comprised of the following components:

	December 31, 2020
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$1,923	$243	$2,166
Statutory Valuation Allowance Adjustment	–	–	–

Adjusted Gross Deferred Tax Assets	1,923	243	2,166
Deferred Tax Assets Nonadmitted	226	–	226

Subtotal (Net Deferred Tax Assets)	1,697	243	1,940
Deferred Tax Liabilities	698	430	1,128

Net Admitted Deferred Tax Assets (Liabilities)	$999	$(187)	$812

	December 31, 2019
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$2,288	$133	$2,421
Statutory Valuation Allowance Adjustment	14	–	14

Adjusted Gross Deferred Tax Assets	2,274	133	2,407
Deferred Tax Assets Nonadmitted	427	–	427

Subtotal (Net Deferred Tax Assets)	1,847	133	1,980
Deferred Tax Liabilities	1,000	238	1,238

Net Admitted Deferred Tax Assets (Liabilities)	$847	$(105)	$742

		Change
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$(365)	$110	$(255)
Statutory Valuation Allowance Adjustment	(14)	–	(14)

Adjusted Gross Deferred Tax Assets	(351)	110	(241)
Deferred Tax Assets Nonadmitted	(201)	–	(201)

Subtotal (Net Deferred Tax Assets)	(150)	110	(40)
Deferred Tax Liabilities	(302)	192	(110)

Net Admitted Deferred Tax Assets (Liabilities)	$152	$(82)	$70

74

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2020	2019	Change

Deferred Tax Assets:
Ordinary
Policyholder reserves	$824	$960	$(136)
Investments	227	403	(176)
Deferred acquisition costs	534	495	39
Policyholder dividends accrual	3	2	1
Fixed assets	–	7	(7)
Compensation and benefits accrual	34	20	14
Receivables - nonadmitted	32	32	–
Net operating loss carry-forward	–	44	(44)
Tax credit carry-forward	144	260	(116)
Contingent Experience Rate Refunds	32	1	31
Bad Debt Allowance	17	–	17
Litigation reserve	36	18	18
Other (including items <5% of total ordinary tax assets)	40	46	(6)

Subtotal	1,923	2,288	(365)

Statutory valuation allowance adjustment	–	14	(14)
Nonadmitted	226	427	(201)

Admitted ordinary deferred tax assets	1,697	1,847	(150)

Capital:
Investments	243	133	110

Subtotal	243	133	110
Statutory valuation allowance adjustment	–	–	–
Nonadmitted	–	–	–

Admitted capital deferred tax assets	243	133	110

Admitted deferred tax assets	$1,940	$1,980	$(40)

	Year Ended December 31
	2020	2019	Change

Deferred Tax Liabilities:
Ordinary
Investments	$467	$731	$(264)
Policyholder reserves	223	267	(44)
Other (including items <5% of total ordinary tax liabilities)	8	2	6

Subtotal	698	1,000	(302)
Capital
Investments	430	238	192

Subtotal	430	238	192

Deferred tax liabilities	1,128	1,238	(110)

Net admitted deferred tax assets (liabilities)	$812	$742	$70

75

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

As a result of the 2017 Tax Cuts and Jobs Act (TCJA), the Company’s tax reserve deductible temporary difference decreased by ($396). This change results in an offsetting $396 deductible taxable temporary difference that will be amortized into taxable income evenly over the eight years subsequent to 2017. The remaining amortizable balance is included within the Policyholder Reserves line items above.

At December 31, 2020, the Company released its valuation allowance against ordinary deferred tax assets of $14 related to Foreign Tax Credits. During the 2020 tax year, the Company fully utilized its foreign tax credit carryover resulting in no remaining carryover.

As discussed in Note 2, for the years ended December 31, 2020 and 2019, the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

			December 31, 2020
			Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$–	$1	$1
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		754	57	811
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	754	57	811
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	1,095
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		943	185	1,128

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$1,697	$243	$1,940

76

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

			December 31, 2019
			Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$–	$11	$11
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		813	32	845
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	813	32	845
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	1,291
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		1,034	90	1,124

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$1,847	$133	$1,980

			Ordinary	Change Capital	Total

Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks		$–	$(10)	$(10)
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)		(59)	25	(34)
	1.	Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	(59)	25	(34)
	2.	Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	(196)
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities		(91)	95	4

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))		$(150)	$110	$(40)

	December 31
	2020	2019	Change

Ratio Percentage Used To Determine Recovery Period and Threshold Limitation Amount	735%	874%	-139%

Amount of Adjusted Capital and Surplus Used To Determine Recovery Period and Threshold Limitation in 2(b)2 Above	$7,298	$8,610	$(1,312)

77

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The impact of tax planning strategies at December 31, 2020 and 2019 was as follows:

	December 31, 2020
	Ordinary Percent	Capital Percent	Total Percent

Impact of Tax Planning Strategies:

(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	7%	0%	7%

	December 31, 2019
	Ordinary Percent	Capital Percent	Total Percent

Impact of Tax Planning Strategies:

(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	1%	0%	1%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2020	2019	Change

Current Income Tax

Federal	$(109)	$(39)	$(70)
Subtotal	(109)	(39)	(70)
Federal income tax on net capital gains	128	52	76

Federal and foreign income taxes incurred	$19	$13	$6

	Year Ended December 31
	2019	2018	Change

Current Income Tax

Federal	$(39)	$(36)	$(3)

Subtotal	(39)	(36)	(3)
Federal income tax on net capital gains	52	(51)	103

Federal and foreign income taxes incurred	$13	$(87)	$100

78

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows:

	Year Ended December 31
	2020	2019	2018

Current income taxes incurred	$19	$13	$(87)

Change in deferred income taxes (without tax on unrealized gains and losses)	126	160	(168)

Total income tax reported	$145	$173	$(255)

Income before taxes	$1,444	$3,770	$(1,402)
Federal statutory tax rate	21.00%	21.00%	21.00%

Expected income tax expense (benefit) at statutory rate	$303	$792	$(294)

Increase (decrease) in actual tax reported resulting from:

Pre-tax income of disregarded subsidiaries	$17	$21	$11
Dividends received deduction	(59)	(90)	(77)
Tax-exempt income	(3)	(11)	(4)
Nondeductible expenses	6	5	6
Pre-tax items reported net of tax	(35)	(53)	(23)
Tax credits	(40)	(43)	(61)
Prior period tax return adjustment	(11)	15	(10)
Change in statutory valuation allowance	(14)	14	(2)
Change in uncertain tax positions	–	–	4
Deferred tax change on other items in surplus	(20)	(478)	211
Other	1	1	(16)

Total income tax reported	$145	$173	$(255)

The Company’s federal income tax return is consolidated with other included affiliated companies. Please see the listing of companies in Appendix A. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not been filed for 2020.

79

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The amounts, origination dates and expiration dates of operating loss and tax credit carryforwards available for tax purposes:

Description	Amounts	Origination Dates	Expiration Dates

General Business Credit	$4	12/31/2012	12/31/2032
General Business Credit	17	12/31/2013	12/31/2033
General Business Credit	25	12/31/2014	12/31/2034
General Business Credit	56	12/31/2015	12/31/2035
General Business Credit	7	12/31/2016	12/31/2036
General Business Credit	10	12/31/2017	12/31/2037
General Business Credit	7	12/31/2018	12/31/2038
General Business Credit	8	12/31/2019	12/31/2039
General Business Credit	12	12/31/2020	12/31/2040

General Business Credit Total	$146

The following is income tax expense for current year and preceding years that is available for recoupment in the event of future losses:

Total

2018	$–
2019	$–
2020	$1

The total amount of the unrecognized tax benefits that if recognized, would affect the effective income tax rate:

Unrecognized Tax Benefits

Balance at January 1, 2019	$21
Tax positions taken during prior period	–

Balance at December 31, 2019	$21
Tax positions taken during prior period	–

Balance at December 31, 2020	$21

80

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company classifies interest and penalties related to income taxes as income tax expense. The amount of interest and penalties accrued on the balance sheets as income taxes includes the following:

	Interest	Penalties	Total payable (receivable)

Balance at January 1, 2018	$(3)	$–	$(3)
Interest expense (benefit)	4	–	4
Cash received (paid)	2	–	2

Balance at December 31, 2018	$3	$–	$3
Interest expense (benefit)	6	–	6

Balance at December 31, 2019	$9	$–	$9
Interest expense (benefit)	–	–	–
Penalties expense (benefit)	–	–	–
Cash received (paid)	–	–	–

Balance at December 31, 2020	$9	$–	$9

The Company has no federal income tax returns currently under examination. The Internal Revenue Service completed its examination for years 2009 through 2013 resulting in tax return adjustments for which an appeals conference was requested. Federal income tax returns filed in 2017 through 2019 remain open, subject to potential future examination. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

10. Capital and Surplus

The Company has authorized 1,000,000 common stock shares at $10 per share par value of which 676,190 shares were issued and outstanding at December 31, 2020.

The Company has 42,500 Series A preferred shares authorized, of which 0 shares were issued and outstanding at December 31, 2020. The Company repurchased its Series A preferred shares for $58,000 on December 26, 2006 and previously reported 42,500 shares of Series A preferred stock outstanding at $10 par, carried as treasury stock. It was determined that these shares were cancelled by operation of law as they were not stipulated by the Board of Directors to be treasury shares at the time they were repurchased. The cancellation and removal of the preferred stock had no impact to capital and surplus of the Company. The Company also has 250,000 Series B preferred non-voting shares authorized at $10 per share par value, of which 0 shares were issued and outstanding at December 31, 2020.

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its stockholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2021, without the prior approval of insurance regulatory authorities, is $1,178.

81

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

On December 7, 2020, the Company paid an ordinary common stock dividend of $500 to CGC.

On May 13, 2020, TPLIC paid a dividend to its parent company, CGC, in the amount of $700. CGC then contributed this amount to the Company. The dividend and contribution included $77 in cash and $623 in securities. This transaction occurred prior to the merger of TPLIC and the Company. This transaction had no overall impact to capital and surplus of the merged Company.

On December 20, 2019, the Company paid extraordinary common stock dividends of $725 to CGC.

On June 21, 2019, the Company paid a return of capital of $250 to CGC.

On February 1, 2019, the Company paid an ordinary common stock dividend of $8 to CGC.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on various risk factors. At December 31, 2020, the Company meets the minimum RBC requirements.

The Company’s surplus notes were held by CGC and Transamerica Corporation (TA Corp). These notes were due 20 years from the date of issuance at an interest rate of 6% and were subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, full payment of the surplus notes was to be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company.

On June 22, 2020, the Company repaid in full its $60 surplus note with CGC. On December 20, 2019, the Company repaid in full its $57 surplus note with TA Corp and made a partial repayment of $43 on its surplus note with CGC. On June 21, 2019, the Company repaid $150 on its surplus note with TA Corp. The Company received approval from IID for each of these transactions as well as prior to making quarterly interest payments.

11. Securities Lending

The Company participates in an agent-managed securities lending program in which the Company primarily loans out US Treasuries and other bonds. The Company receives collateral equal to 102% of the fair value of the loaned government or other domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2020 and 2019, respectively, securities with a fair value of $2,000 and $1,837 were on loan under securities lending agreements. At December 31, 2020 and 2019, the collateral

82

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

the Company received from securities lending activities was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $2,115 and $2,004 at December 31, 2020 and 2019, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

	Fair Value

	2020	2019

Open	$2,115	$2,004
Securities received	–	–

Total collateral received	$2,115	$2,004

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

The maturity dates of the reinvested securities lending collateral are as follows:

	2020		2019

	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Open	$215	$215	$70	$70
30 days or less	656	656	551	551
31 to 60 days	429	429	819	819
61 to 90 days	219	219	200	200
91 to 120 days	393	393	195	195
121 to 180 days	203	203	169	169

Total	2,115	2,115	2,004	2,004
Securities received	–	–	–	–

Total collateral reinvested	$2,115	$2,115	$2,004	$2,004

For securities lending, the Company’s source of cash used to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $2,116 (fair value of $2,115) that are currently tradable securities that could be sold and used to pay for the $2,115 in collateral calls that could come due under a worst-case scenario.

12. Retirement and Compensation Plans

Defined Contribution Plans

The Company’s employees participate in a contributory defined contribution plan sponsored by TA Corp which is qualified under Section 401(k) of the Internal Revenue Code (IRC). Generally, employees of the Company who customarily work at least 20 hours per week and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to 100% of eligible earnings, subject to government or other plan restrictions for certain key

83

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

employees. The Company will match an amount up to three percent of the participant’s eligible earnings. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974, as amended (ERISA). Benefits expense of $14, $14 and $15 was allocated to the Company for the years ended December 31, 2020, 2019 and 2018 respectively.

Defined Benefit Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by TA Corp. Generally, employees of the Company who customarily work at least 20 hours per week and complete six months of continuous service and meet the other eligibility requirements are participants of the plan. The Company has no legal obligation for the plan. The benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or a cash balance formula. The plan is subject to the reporting and disclosure requirements of ERISA.

TA Corp sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The Company has no legal obligation for the plan. The plans are noncontributory and benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or cash balance formula. The plans are unfunded and nonqualified under the IRC.

The Company recognizes pension expense equal to its allocation from TA Corp. The pension expense related to both the qualified defined pension plan and the supplemental retirement plans is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits, and based upon actuarial participant benefit calculations, which is within the guidelines of SSAP No. 102, Pensions. Pension expenses were $27, $28 and $27 for the years ended December 31, 2020, 2019 and 2018, respectively.

In addition to pension benefits, TA Corp sponsors unfunded plans that provide health care and life insurance benefits to retired Company employees meeting certain eligibility requirements. The Company has no legal obligation for the plan. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are allocated among the participating companies based on IAS 19 and based upon actuarial participant benefit calculations which is within the guidelines of SSAP No. 92, Postretirement Benefits Other Than Pensions. The Company’s allocation of postretirement expenses was $5, $6 and $6 for the years ended December 31, 2020, 2019 and 2018, respectively.

Other Plans

TA Corp has established deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2020, 2019 and 2018 was insignificant.

84

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

13. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a shared services and cost sharing agreement among and between the Transamerica companies, under which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. Effective August 1, 2020, the Company, and an affiliate, TFLIC, entered into a Shared Services and Cost Sharing Agreement for both parties to provide accounting, administrative, and other advisory services in accordance with the agreement. The agreement, filed and approved by the IID, replaces prior agreements between the entities. The amount received by the Company as a result of being a party to these agreements was $703, $486 and $385 during 2020, 2019 and 2018, respectively. The amount paid as a result of being a party to these agreements was $698, $352 and $360 during 2020, 2019 and 2018, respectively. Fees charged between affiliates approximate their cost.

The Company is party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors (AURA), LLC whereby AURA serves as the administrator and advisor for the Company’s mortgage loan operations. The Company paid $20, $5, and $6 for these services during 2020, 2019 and 2018, respectively.

The Company is party to an Investment Management Agreement with AEGON USA Investment Management (AUIM), LLC whereby AUIM acts as a discretionary investment manager for the Company. The Company paid $89, $97, and $99 for these services during 2020, 2019 and 2018, respectively.

The Company has an administration service agreement with TAM to provide administrative services to the Transamerica Series Trust. The Company received $149, $151 and $160 for these services during 2020, 2019 and 2018, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $43, $51 and $41 for the years ended December 31, 2020, 2019 and 2018, respectively.

Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate. During 2020, 2019 and 2018, the Company received (paid) net interest of $0, ($2) and ($1) from (to) affiliates, respectively. At December 31, 2020 and 2019, respectively, the Company reported net receivables (payables) from (to) affiliates of $191 and ($1). Terms of settlement require that these amounts are settled within 60 days.

85

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

At December 31, 2020, the Company had short-term intercompany notes receivable of $149 as follows. In accordance with SSAP No. 25, Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate

TA Corp	$5	August 3, 2021	0.10%
TA Corp	128	October 1, 2021	0.07%
TA Corp	10	November 24, 2021	0.09%
TA Corp	6	December 15, 2021	0.08%

At December 31, 2019, the Company had short-term intercompany notes receivable of $343.

Receivable from	Amount	Due By	Interest Rate

TA Corp	$78	September 4, 2020	2.04%
TA Corp	1	September 5, 2020	2.04%
TA Corp	43	September 19, 2020	2.04%
TA Corp	49	October 21, 2020	1.92%
TA Corp	9	December 18, 2020	1.61%
TA Corp	44	December 26, 2020	1.61%
TA Corp	25	December 29, 2020	1.61%
TA Corp	94	December 30, 2020	1.61%

On June 23, 2020, the Company provided $5 to TPRe in consideration for 5,000 shares of its stock becoming the sole shareholder of TPRe. The Company provided an additional capital contribution of $70 to TPRe on June 26, 2020.

The Company utilizes the look-through approach in valuing its investment in the following entities.

Book Adjusted
Carrying Value

Real Estate Alternatives Portfolio 2, LLC	$19
Real Estate Alternatives Portfolio 3, LLC	21
Real Estate Alternatives Portfolio 3A, Inc	6
Real Estate Alternatives Portfolio 4 HR, LLC	142
Real Estate Alternatives Portfolio 4 MR, LLC	9
Aegon Workforce Housing Fund 2, L.P.	218
Aegon Workforce Housing Fund 3, L.P.	18
Natural Resources Alternatives Portfolio I, LLC	280
Natural Resources Alternatives Portfolio II, LLC	16
Natural Resources Alternatives Portfolio 3, LLC	229
TA Private Equity Assets LLC	296
Zero Beta Fund, LLC	71

These entity’s financial statements are not audited and the Company has limited the value of its investment in these entities to the value contained in the audited financial statements of the underlying LP/LLC investments, including adjustments required by SSAP No. 97 entities and/or non-SCA SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, entities owned by these entities. All liabilities, commitments, contingencies, guarantees or obligations of

86

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

these entities which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in these entities.

The following tables shows the disclosures for all SCA investments, except 8bi entities, and balance sheet value (admitted and nonadmitted) as of December 31, 2020 and 2019:

December 31, 2020
SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount

SSAP No. 97 8a Entities
None	–%	$–	$–	$–

Total SSAP No. 97 8a Entities	XXX	$–	$–	$–

SSAP No. 97 8b(ii) Entities
None	–%	$–	$–	$–

Total SSAP No. 97 8b(ii) Entities	XXX	$–	$–	$–

SSAP No. 97 8b(iii) Entities
AEGON Direct Marketing Services, Inc.	73%	$–	$–	$–
AEGON Financial Services Group, Inc.	100	–	–	–
Garnet Assurance Corporation	100	–	–	–
Garnet Assurance Corporation III	100	–	–	–
Intersecurities Insurance Agency, Inc.	100	–	–	–
Life Investors Alliance LLC	100	–	–	–
Real Estate Alternatives Portfolio 3A, Inc.	91	6	6	–
Transamerica Asset Management, Inc.	77	97	97	–
Transamerica Fund Services, Inc.	44	–	–	–

Total SSAP No. 97 8b(iii) Entities	XXX	$103	$103	$–

SSAP No. 97 8b(iv) Entities
Transamerica Life (Bermuda) Ltd.	94%	$1,462	$1,462	$–

Total SSAP No. 97 8b(iv) Entities	XXX	$1,462	$1,462	$–

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$1,565	$1,565	$–

Aggregate Total	XXX	$1,565	$1,565	$–

87

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

December 31, 2019
SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount

SSAP No. 97 8a Entities
None	–%	$–	$–	$–

Total SSAP No. 97 8a Entities	XXX	$–	$–	$–

SSAP No. 97 8b(ii) Entities
None	–%	$–	$–	$–

Total SSAP No. 97 8b(ii) Entities	XXX	$–	$–	$–

SSAP No. 97 8b(iii) Entities
Real Estate Alternatives Portfolio 3A, Inc.	91%	$22	$22	$–
Garnet Assurance Corporation	100	–	–	–
Life Investors Alliance LLC	100	–	–	–
Asia Investment Holding Ltd.	100	–	–	–
AEGON Financial Services Group, Inc.	100	–	–	–
Garnet Assurance Corporation III	100	–	–	–
Intersecurities Insurance Agency, Inc.	100	–	–	–
Transamerica Asset Management, Inc.	77	90	90	–
Transamerica Fund Services, Inc.	44	–	–	–
World Financial Group Insurance Agency, Inc.	100	–	–	–
AEGON Direct Marketing Services, Inc.	73	–	–	–

Total SSAP No. 97 8b(iii) Entities	XXX	$112	$112	$–

SSAP No. 97 8b(iv) Entities
Transamerica Life (Bermuda) Ltd.	94%	$1,261	$1,261	$–

Total SSAP No. 97 8b(iv) Entities	XXX	$1,261	$1,261	$–

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$1,373	$1,373	$–

Aggregate Total	XXX	$1,373	$1,373	$–

88

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following table shows the NAIC responses for the SCA filings (except 8bi entities):

December 31, 2020
SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**

SSAP No. 97 8a Entities
None			$–

Total SSAP No. 97 8a Entities	—	—	$–	—	—	—

SSAP No. 97 8b(ii) Entities
None			$–

Total SSAP No. 97 8b(ii) Entities	—	—	$–	—	—	—

SSAP No. 97 8b(iii) Entities
AEGON Direct Marketing Services, Inc.	NA		$–	–	–	I
AEGON Financial Services Group, Inc.	S2	12/21/2020	–	Y	N	I
Garnet Assurance Corporation	NA		–	–	–	I
Garnet Assurance Corporation III	NA		–	–	–	I
Intersecurities Insurance Agency, Inc.	NA		–	–	–	I
Life Investors Alliance LLC	NA		–	–	–	I
Real Estate Alternatives Portfolio 3A, Inc.	NA		21	–	–	I
Transamerica Asset Management, Inc.	S2	12/17/2020	91	Y	N	I
Transamerica Fund Services, Inc.	NA		–	–	–	I

Total SSAP No. 97 8b(iii) Entities	—	–	$112	—	–	—

SSAP No. 97 8b(iv) Entities
Transamerica Life (Bermuda) Ltd.	S2	2/18/2021	$941	Y	N	I

Total SSAP No. 97 8b(iv) Entities	—	—	$941	—	—	—

Total SSAP No. 97 8b Entities (except 8bi entities)	—	—	$1,053	—	—	—

Aggregate Total	—	—	$1,053	—	—	—

* S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing

** I – Immaterial or M – Material

(1) NAIC Valuation Amount is as of the Filing Date to the NAIC

89

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

December 31, 2019
SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**

SSAP No. 97 8a Entities
None			$–

Total SSAP No. 97 8a Entities	—	—	$–	—	—	—

SSAP No. 97 8b(ii) Entities
None			$–

Total SSAP No. 97 8b(ii) Entities	—	—	$–	—	—	—

SSAP No. 97 8b(iii) Entities
Real Estate Alternatives Portfolio 3A, Inc.	S2	10/31/2019	$35	Y	N	I
Garnet Assurance Corporation	NA		–	–	–	I
Life Investors Alliance LLC	NA		–	–	–	I
Asia Investment Holding Ltd.	NA		–	–	–	I
AEGON Financial Services Group, Inc.	NA		–	–	–	I
Garnet Assurance Corporation III	NA		–	–	–	I
Intersecurities Insurance Agency, Inc.	NA		–	–	–	I
Transamerica Asset Management, Inc.	S2	8/30/2019	67	Y	N	I
Transamerica Fund Services, Inc.	NA		–	–	–	I
World Financial Group Insurance Agency, Inc.	NA		–	–	–	I
AEGON Direct Marketing Services, Inc.	NA		–	–	–	I

Total SSAP No. 97 8b(iii) Entities	—	—	$102	—	—	—

SSAP No. 97 8b(iv) Entities
Transamerica Life (Bermuda) Ltd.	S2	1/21/2020	$609	Y	N	I

Total SSAP No. 97 8b(iv) Entities	—	—	$609	—	—	—

Total SSAP No. 97 8b Entities (except 8bi entities)	—	—	$711	—	—	—

Aggregate Total	—	—	$711	—	—	—

* S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing

** I – Immaterial or M – Material

(1)NAIC Valuation Amount is as of the Filing Date to the NAIC

The Company reports an investment in the following insurance SCAs for which the reported statutory equity reflects a departure from NAIC SAP. Each of the insurance SCAs listed in the table below reflects an admitted asset, equal to the value of the excess of loss reinsurance asset provided by an unaffiliated company, whereas this would not be an admitted asset recognized by SSAP No. 4, Assets and Non Admitted Assets.

LIICA Re II, Inc.	Excess of loss reinsurance asset
Transamerica Pacific Reinsurance, Inc. (TPRe)	Excess of loss reinsurance asset

90

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company has two Limited Purpose Subsidiaries (LPS) with prescribed practices whereby under Iowa Administrative Code 191-99.11(3), the LPS are entitled to admit the following assets that would not be admissible under the NAIC SAP:

TLIC Oakbrook Reinsurance, Inc. (TORI)	Credit linked note
TLIC Watertree Reinsurance, Inc. (TWRI)	Excess of loss reinsurance asset

The monetary effect on net income and surplus as a result of using an accounting practice that differed from NAIC SAP, the amount of the investment in the insurance SCA per reported statutory equity, and amount of the investment if the insurance SCA has completed statutory financial statements in accordance with the NAIC SAP. The SCAs are valued in the Company’s financial statements at zero in accordance with SSAP No. 97.

	Monetary Effect on NAIC SAP		Amount of Investment

SCA Entity (Investments in Insurance SCA Entities)	Net Income Increase (Decrease)	Surplus Increase (Decrease)	Per Reported Statutory Equity	If the Insurance SCA Had Completed Statutory Financial Statements*

LIICA Re II**	$–	$(2,216)	$–	$–
Transamerica Pacific Reinsurance, Inc.**	–	(1,177)	–	–
TLIC Oakbrook Reinsurance, Inc.	–	(3,493)	1,292	–
TLIC Watertree Reinsurance, Inc.	–	(908)	519	–

* Per AP&P Manual (without permitted or prescribed practices)

** The SCA is valued at zero in the Company’s financial statements

Had the above SCA entities not been permitted to recognize the excess of loss reinsurance assets or the credit linked note as admitted assets in the financial statements, the risk-based capital would have been below the mandatory control level which would have triggered a regulatory event.

Information regarding the Company’s affiliated reinsurance transactions is available in Note 8. Reinsurance.

Information regarding the Company’s affiliated guarantees is available in Note 15. Commitments and Contingencies.

91

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

14. Managing General Agents

The Company utilizes managing general agents (MGA) and third-party administrators (TPA) in its operation. Information regarding these entities for the years ended December 31, 2020, 2019 and 2018, respectively, is:

					Total Direct Premiums Written /
					Produced By

Name and Address of Managing General Agent or Third-Party Administrator	FEIN	Exclusive Contract	Types of Business Written	Types of Authority Granted	2020	December 31, 2019	2018

The Vanguard Group, Inc. 100 Vanguard Blvd. Malvern, PA 19355	23-1945930	No	Deferred and income annuities	C, B, P, U	$247	$631	$784

Total					$247	$631	$784

C - Claims Payment

B - Binding Authority

P - Premium Collection

U - Underwriting

The premiums written in 2020, which represents less than 5% of surplus, declined due to the underlying business being closed to new sales in December 2019.

15. Commitments and Contingencies

At December 31, 2020 and 2019, the Company has mortgage loan commitments of $289 and $383, respectively.

The Company has contingent commitments of $893 and $1,190 as of December 31, 2020 and 2019, respectively, to provide additional funding for various joint ventures, partnerships, and limited liability companies, which includes LIHTC commitments of $30 and $93, respectively.

The Company leases office buildings and equipment under various non-cancelable operating lease agreements. Rental expense for the years 2020 and 2019 was $20 and $19, respectively.

Private placement commitments outstanding as of December 31, 2020 and 2019 were $115 and $155, respectively.

During 2019, the Company entered into an agreement with Aegon USA Realty Advisors, LLC to commit to purchase certain tax credit investments up to a maximum of $100,000. Under the terms of the agreement, the Company provides certain commitments to purchase tax credit investments that are part of tax credit funds in the event certain conditions are met. The Company did not acquire any tax credit investments during 2020 under this agreement. As of December 31, 2020, the commit to purchase amount is $23.

The Company sold $0 and $101 of “to-be-announced” (TBA) securities as of December 31, 2020 and 2019, respectively. The December 31, 2019 receivable related to these TBAs was reclassed accordingly.

92

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company may pledge cash as collateral for derivative transactions. When cash is pledged as collateral, it is derecognized and a receivable is recorded to reflect the eventual return of that cash by the counterparty. The amount of cash collateral pledged by the Company as of December 31, 2020 and 2019, respectively, was $295 and $81.

At December 31, 2020 and 2019, securities in the amount of $61 and $47, respectively, were posted to the Company as collateral from derivative counterparties. The securities were not included on the Company’s balance sheets as the Company does not have the ability to sell or repledge the collateral.

The Company has provided back-stop guarantees for the performance of non-insurance affiliates or subsidiaries that are involved in the guaranteed sale of investments in low-income housing tax credit partnerships. The nature of the obligation is to provide third party investors with a minimum guaranteed annual and cumulative return on their contributed capital which is based on tax credits and tax losses generated from the low income housing tax credit partnerships. Guarantee payments arise if low income housing tax credit partnerships experience unexpected significant decreases in tax credits and tax losses or there are compliance issues with the partnerships. A significant portion of the remaining term of the guarantees is between 13-18 years. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as a decrease in net investment income. No payments are required as of December 31, 2020. The current assessment of risk of making payments under these guarantees is remote.

As of January 20, 2020, the Company has been discharged of its guarantee to the Monetary Authority of Singapore (MAS) to provide adequate funds to make up for any liquidity shortfall in its wholly-owned foreign life insurance subsidiary, TLB (Singapore Branch), and ensure that TLB was able to continue to meet, pay and settle all present and future obligations. The Company was not required to provide funds prior to the discharge of the guarantee on January 20, 2020 because TLB maintained adequate liquidity to settle its obligations.

The Company has guaranteed to the Hong Kong Insurance Authority that it will provide the financial support to TLB for maintaining TLB’s solvency at all times so as to enable TLB to promptly meet its obligations and liabilities. If at any time the value of TLB’s assets do not exceed its liabilities by the prevailing acceptable level of solvency, the Company will increase the paid up share capital of TLB or provide financial assistance to TLB to maintain the acceptable level of solvency. An acceptable level of solvency is net assets at one hundred and fifty percent of the required margin of solvency as stipulated under the Insurance Companies (Margin of Solvency) Regulation. As of December 31, 2020, there is no payment or performance risk because TLB is able to meet its obligations and has assets in excess of its liabilities by the prevailing level of solvency as of this date.

The Company has guaranteed that TLB will (1) maintain tangible net worth of at least equal to the greater of 165% of Standard & Poor’s Risk-Based Capital and the minimum required by regulatory authorities in all jurisdictions in which TLB operates, (2) have, at all times, sufficient cash to pay all contractual obligations in a timely manner and (3) have a maximum operating leverage ratio of 20 times. The Company can terminate this agreement upon thirty days written

93

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

notice, but not until TLB attains a rating from Standard & Poor’s the same as without the support from this agreement, or the entire book of TLB business is transferred provided that it is transferred to an entity with a rating from S&P that is the same as or better than the Company’s then current rating or AA, whichever is lower. As of December 31, 2020, there is no payment or performance risk because TLB has adequate tangible net worth, sufficient cash to meet its obligations and an operating leverage ratio not in excess of 20 times as of this date.

The Company is not able to estimate the financial statement impact or the maximum potential amount of future payments it could be required to make under these two guarantees as they are considered to be unlimited under the provisions of SSAP No. 5R.

The Company has provided a guarantee to TLB’s (Singapore Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2020 and 2019, TLB holds related statutory-basis policy and claim reserves of $2,315 and $2,335, respectively, which would be the maximum potential amount of future payments the Company could be required to make under this guarantee. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2020, there is no payment or performance risk because TLB is not insolvent as of this date.

The Company has provided a guarantee to TLB’s (Hong Kong Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2020 and 2019, TLB policies covered by this guarantee would have resulted in US statutory policy and claim reserves of $3,533 and $3,585, respectively, which would represent a fair measure of the maximum potential amount of future payments the Company under this guarantee based on the US statutory reserve requirements. TLB is a subsidiary of the Company and TLB has invested assets supporting these policies which mitigates this risk. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2020, there is no payment or performance risk because TLB is not insolvent as of this date.

The Company did not recognize a liability for any of the TLB guarantees due to the adoption of SSAP No. 5R, as a liability is not required for guarantees to or on behalf of a wholly-owned subsidiary. Management monitors TLB’s financial condition, and there are no indications that TLB will become insolvent. As such, management feels the risk of payment under these guarantees on behalf of TLB is remote.

The Company is a party to a fee agreement with TLB whereby the Company continues to provide the guarantees with respect to TLB described in the paragraphs above. The Company received $1 and $1 under this agreement in 2020 and 2019, respectively.

The Company has provided guarantees for the obligations of noninsurance affiliates who have accepted assignments of structured settlement payment obligations from other insurers and purchase structured settlement insurance policies from subsidiaries of the Company that match

94

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

those obligations. The guarantees made by the Company are specific to each structured settlement contract and vary in date and duration of the obligation. These are numerous and are backed by the reserves established by the Company to represent the present value of the future payments for those contracts. The direct statutory reserve established at December 31, 2020 and 2019 for the total payout block is $5,124 and $5,279, respectively. As this reserve is already recorded on the balance sheets of the Company, there was no additional liability recorded due to the adoption of SSAP No. 5R.

The following table provides an aggregate compilation of guarantee obligations as of December 31, 2020 and 2019:

	December 31

	2020	2019

Aggregate maximum potential of future payments of all guarantees (undiscounted)	$5,848	$5,920

Current liability recognized in financial statements:
Noncontingent liabilities	–	–

Contingent liabilities	–	–

Ultimate financial statement impact if action required:
Incurred claims	5,848	5,920
Other	–	–

Total impact if action required	$5,848	$5,920

The Company is a member of the FHLB of Des Moines. Through its membership, the Company has conducted business activity (borrowings) with the FHLB. It is part of the Company’s strategy to utilize these funds for asset and liability management and spread lending purposes. The Company has determined the actual/estimated long-term maximum borrowing capacity as $5,793. The Company calculated this amount in accordance with the terms and conditions of agreement with FHLB of Des Moines.

At December 31, 2020 and 2019, the Company purchased/owned the following FHLB stock as part of the agreement:

	Year Ended December 31
	2020	2019

Membership Stock:
Class A	$–	$–
Class B	10	20
Activity Stock	101	80
Excess Stock	–	–

Total	$111	$100

95

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

At December 31, 2020 and 2019, Membership Stock (Class A and B) Eligible for Redemption and the anticipated timeframe for redemption was as follows:

	Less Than 6 Months	6 Months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years

December 31, 2020
Membership Stock
Class A	$–	$–	$–	$–
Class B	–	–	–	10

Total	$–	$–	$–	$10

	Less Than 6 Months	6 Months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years

December 31, 2019
Membership Stock
Class A	$–	$–	$–	$–
Class B	–	–	–	20

Total	$–	$–	$–	$20

At December 31, 2020 and 2019, the amount of collateral pledged and the maximum amount pledged to the FHLB was as follows:

	Fair Value	Carry Value

December 31, 2020
Total Collateral Pledged	$4,215	$3,818
Maximum Collateral Pledged	4,258	3,860

	Fair Value	Carry Value

December 31, 2019
Total Collateral Pledged	$3,263	$3,089
Maximum Collateral Pledged	5,818	5,813

96

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

At December 31, 2020 and 2019, the borrowings from the FHLB were as follows:

	December 31, 2020		December 31, 2019

		Funding		Funding
		Agreements		Agreements
	General	Reserves	General	Reserves
	Account	Established	Account	Established

Debt[1]	$2,515	$–	$1,995	$–
Funding agreements[2]	–	–	–	–
Other	–	–	–	–

Total	$2,515	$–	$1,995	$–

1 The maximum amount of borrowing during 2020 was $2,515

2 The maximum amount of borrowing during 2020 was $0

As of December 31, 2020, the weighted average interest rate on FHLB advances was 0.443% with a weighted average term of 2.3 years. As of December 31, 2019, the weighted average interest rate on FHLB advances was 2.146% with a weighted average term of 1.3 years.

At December 31, 2020, the borrowings from the FHLB were not subject to prepayment penalties.

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $56,004 and $52,230 as of December 31, 2020 and 2019, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans, where the plan sponsor retains ownership and control of the related plan assets and the Company provides book value benefit responsiveness to qualified participant withdrawals, in the event withdrawals requested exceeds plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit withdrawal needs and earns a market interest rate on these advances. A periodically adjusted contract-crediting rate is a means by which investment and benefit responsiveness experience is passed through to participants. In return for the book value benefit responsiveness guarantee, the Company receives a premium that varies based on such elements as benefit responsiveness exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines ensuring the appropriate credit quality and cash flow. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements to have a material impact on the reported financial results. In compliance with statutory guidelines, no reserves were recorded at December 31, 2020.

The Company is party to legal proceedings involving a variety of issues incidental to its business, including class action lawsuits. Lawsuits may be brought in any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given their complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes includes substantial demands for compensatory and punitive damages, and injunctive relief, damages arising from such demands are typically not to be material to the Company’s financial position.

97

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company has been named in class actions, as well as individual litigation, relating to increases in monthly deduction rates (MDR) on universal life products. The Company has settled two such class actions, one in January 2019 and one in April 2020. In connection with the first lawsuit, the Company continues to defend against a number of lawsuits initiated by opt out class members. The Company holds provisions totaling approximately $170 for these lawsuits as of December 31, 2020.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheets. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $9 and $10 and an offsetting premium tax benefit $7 and $8 at December 31, 2020 and 2019, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund (benefit) expense was $3, $3 and $1, for the years ended December 31, 2020, 2019 and 2018, respectively.

16. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

The Company is party to municipal repurchase agreements which were established via bilateral trades and accounted for as secured borrowings. For municipal repurchase agreements, the Company rigorously manages asset/liability risks via an integrated risk management framework. The Company’s liquidity position is monitored constantly, and factors heavily in the management of the asset portfolio. Projections comparing liquidity needs to available resources in both adverse and routine scenarios are refreshed monthly. The results of these projections on time horizons ranging from 16 months to 24 months are the basis for the near-term liquidity planning. This liquidity model excludes new business (non applicable for the spread business), renewals and other sources of cash and assumes all liabilities are paid off on the earliest dates required. Interest rate risk is carefully managed, in part through rigorously defined and monitored derivatives programs.

98

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following tables provide information on the securities sold under the municipal repurchase agreements for four quarters of 2020 and 2019:

December 31, 2020
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Maximum Amount
BACV	XXX	XXX	XXX	$200
Fair Value	$167	$211	$232	$232

Ending Balance
BACV	XXX	XXX	XXX	$200
Fair Value	$167	$211	$232	$232

December 31, 2019
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Maximum Amount
BACV	XXX	XXX	XXX	$113
Fair Value	$219	$207	$232	$126

Ending Balance
BACV	XXX	XXX	XXX	$113
Fair Value	$171	$207	$232	$126

		2020			2019

	NAIC 1	NAIC 2	Total	NAIC 1	NAIC 2	Total

Bonds - BACV	$160	$40	$200	$112	$1	$113
Bonds - FV	190	42	232	125	1	126

These securities have maturity dates that range from 2021 to 2097.

The following table provides information on the cash collateral received and liability to return collateral under the municipal repurchase agreements for four quarters of 2020 and 2019:

December 31, 2020
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Maximum Amount
Cash	$131	$164	$182	$101

Ending Balance (1)
Cash	$131	$162	$79	$100

(1) The remaining collateral held was greater than 90 days from contractual maturity.

99

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

December 31, 2019
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Maximum Amount
Cash	$126	$157	$174	$100

Ending Balance (1)
Cash	$126	$154	$78	$98

The Company enters into dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received. At December 31, 2020 and 2019, the Company had dollar repurchase agreements outstanding in the amount of $969 and $706, respectively, which is included in borrowed money on the balance sheets. Those amounts include accrued interest of $2 and $2, at December 31, 2020 and 2019, respectively. At December 31, 2020, securities with a book value of $958 and a fair value of $972 were subject to dollar repurchase agreements. These securities have maturity dates that range from April 1, 2035 to January 1, 2051. At December 31, 2019, securities with a book value of $805 and a fair value of $807 were subject to dollar repurchase agreements. The Company does not have the legal right to recall or substitute the underlying assets prior to the transaction’s scheduled termination. Upon scheduled termination, the counterparty is obligated to return substantially similar assets.

The contractual maturities of the dollar repurchase agreement positions are as follows:

	Fair Value

	2020	2019

Open	$967	$704
Securities received	–	–

Total collateral received	$967	$704

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2020 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gains (Losses)

Preferred stocks:
NAIC 4	1	$–	$–	$–

Common stocks	3	$–	$–	$–

100

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

17. Reconciliation to Statutory Statement

The following is a reconciliation of amounts previously reported to the Iowa Department of Financial Regulation in the 2020 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

	December 31
	2020	2019

Balance Sheets
Total assets as reported in the Company’s Annual Statement	$200,268	$185,304
Decrease in other assets	–	(1,217)
Increase in net deferred income tax asset	–	9

Total assets as reported in the accompanying audited statutory basis balance sheet	$200,268	$184,096

Total liabilities as reported in the Company’s Annual Statement	$192,158	$175,914
Decrease in aggregate reserves for policies and contracts	–	(311)
Increase in policy and contract claim reserves	–	8
Decrease in funds held under reinsurance treaties	–	(742)
Decrease in other liabilities	–	(124)

Total liabilities as reported in the accompanying audited statutory basis balance sheet	$192,158	$174,745

Total capital and surplus as reported in the Company’s Annual Statement	$8,110	$9,390
Decrease in net income	–	(234)
Increase in change in net deferred income tax asset	–	9
Increase in change in surplus as a result of reinsurance	–	186

Total capital and surplus as reported in the accompanying audited statutory basis balance sheet	$8,110	$9,351

Statements of Operations
Statutory net income as reported in the Company’s Annual Statement	$1,291	$3,757
Increase in commissions and expense allowances on reinsurance ceded	(69)	–
Increase in reserve adjustment on reinsurance ceded	193	243
Decrease in fee revenue and other income	3	(104)
Increase in commissions	69	–
Increase in general insurance expenses and other	(196)	(140)
Decrease in premiums and other considerations	–	(653)
Decrease in surrender benefits	–	653
Increase in change in aggregate reserves	–	(41)
Decrease in federal income tax (benefit) expense	–	2
Increase in death benefits	–	(8)

Total net income as reported in the accompanying audited statutory basis statement of operations	$1,291	$3,709

The reconciling differences to the Annual Statement for current and prior year is primarily driven by elimination of affiliated activity for the merged entities in 2020. For additional detail on the impacts of the merger, please refer to Note 1. In addition, prior year reconciling differences also relate to adjustments for actuarial modeling and misclassifications within the Statements of Operations related to accounting for retirement plans.

101

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

18. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheets date and the date when the financial statements are available to be issued, provided they give evidence of conditions that existed at the balance sheets date (Type I). Events that are indicative of conditions that arose after the balance sheets date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). The Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2020 through April 14, 2021.

102

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation EIN: 42-1484983 AFFILIATIONS SCHEDULE YEAR ENDED DECEMBER 31, 2020
Entity Name	FEIN

Transamerica Corporation	42-1484983

AEGON Asset Management Services Inc	39-1884868

AEGON Direct Marketing Services Inc	42-1470697

AEGON Financial Services Group Inc	41-1479568

AEGON Institutional Markets Inc	61-1085329

AEGON Management Company	35-1113520

AEGON USA Real Estate Services Inc	61-1098396

AEGON USA Realty Advisors of CA	20-5023693

AUSA Properties Inc	27-1275705

Commonwealth General Corporation	51-0108922

Creditor Resources Inc	42-1079584

CRI Solutions Inc	52-1363611

Financial Planning Services Inc	23-2130174

Garnet Assurance Corporation	11-3674132

Garnet Assurance Corporation II	14-1893533

Garnet Assurance Corporation III	01-0947856

Intersecurities Ins Agency	42-1517005

Ironwood Re Corp	47-1703149

LIICA RE II	20-5927773

Massachusetts Fidelity Trust	42-0947998

MLIC RE I Inc	01-0930908

Money Services Inc	42-1079580

Monumental General Administrators Inc	52-1243288

Pearl Holdings Inc I	20-1063558

Pearl Holdings Inc II	20-1063571

Pine Falls Re Inc	26-1552330

Real Estate Alternatives Portfolio 3A Inc	20-1627078

River Ridge Insurance Company	20-0877184

Short Hills Management	42-1338496

Stonebridge Benefit Services Inc	75-2548428

TCF Asset Management Corp	84-0642550

TCFC Air Holdings Inc	32-0092333

TCFC Asset Holdings Inc	32-0092334

103

Transamerica Corporation EIN: 42-1484983 AFFILIATIONS SCHEDULE YEAR ENDED DECEMBER 31, 2020
Entity Name	FEIN

TLIC Oakbrook Reinsurance Inc.	47-1026613

TLIC Watertree Reinsurance, Inc.	81-3715574

Transamerica Accounts Holding Corp	36-4162154

Transamerica Affinity Services Inc	42-1523438

Transamerica Affordable Housing Inc	94-3252196

Transamerica Asset Management	59-3403585

Transamerica Capital Inc	95-3141953

Transamerica Casualty Insurance Company	31-4423946

Transamerica Commercial Finance Corp I	94-3054228

Transamerica Corporation (OREGON)	98-6021219

Transamerica Finance Corporation	95-1077235

Transamerica Financial Advisors	59-2476008

Transamerica Financial Life Insurance Company	36-6071399

Transamerica Fund Services Inc	59-3403587

Transamerica Home Loan	95-4390993

Transamerica International Re (Bermuda) Ltd	98-0199561

Transamerica Investors Securities Corp	13-3696753

Transamerica Life Insurance Company	39-0989781

Transamerica Pacific Insurance Co Ltd	94-3304740

Transamerica Pacific Re, Inc.	85-1028131

Transamerica Premier Life Insurance Company	52-0419790

Transamerica Resources Inc	52-1525601

Transamerica Stable Value Solutions Inc	27-0648897

Transamerica Vendor Financial Services Corporation	36-4134790

United Financial Services Inc	52-1263786

World Fin Group Ins Agency of Massachusetts Inc	04-3182849

World Financial Group Inc	42-1518386

World Financial Group Ins Agency of Hawaii Inc	99-0277127

World Financial Group Insurance Agency of WY Inc	42-1519076

World Financial Group Insurance Agency	95-3809372

Zahorik Company Inc	95-2775959

Zero Beta Fund LLC	26-1298094

104

Statutory-Basis Financial

Statement Schedules

105

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Millions)

December 31, 2020

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet (2)
Fixed maturities
Bonds:
United States government and government agencies and authorities	$7,039	$9,657	$7,314
States, municipalities and political subdivisions	2,863	3,123	2,863
Foreign governments	485	544	485
Hybrid securities	576	658	576
All other corporate bonds	39,241	46,111	39,206
Preferred stocks	109	109	105

Total fixed maturities	50,313	60,202	50,549

Equity securities
Common stocks:
Industrial, miscellaneous and all other	136	180	180

Total equity securities	136	180	180

Mortgage loans on real estate	9,015		9,015
Real estate	56		56
Policy loans	2,037		2,037
Other long-term investments	1,496		1,496
Receivable for securities	3		3
Receivable for derivative cash collateral posted to counterparty	295		295
Securities lending	2,115		2,115
Cash, cash equivalents and short-term investments	1,683		1,683

Total investments	$67,149		$67,429

(1)	Equity securities are reported at original cost. Fixed maturities are reported at original cost reduced by repayments and adjusted for amortization of premiums and accrual of discounts.

(2)

United States government and corporate bonds of $48 are held at fair value rather than amortized cost due to having an NAIC 6 rating. Two preferred stock securities are held at fair value of $6 due to having an NAIC 4 and 6 ratings.

106

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Millions)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*

Year ended December 31, 2020
Individual life	$24,275	$–	$685	$2,264	$1,460	$5,342	$1,388
Individual health	5,760	112	401	750	423	908	405
Group life and health	2,468	23	138	841	159	496	347
Annuity	18,328	–	33	12,868	1,319	19,336	(3,775)

	$50,831	$135	$1,257	$16,723	$3,361	$26,082	$(1,635)

Year ended December 31, 2019
Individual life	$22,141	$–	$472	$2,884	$1,267	$2,658	$1,255
Individual health	5,567	185	299	750	357	1,034	262
Group life and health	2,463	31	138	866	155	471	305
Annuity	15,478	–	34	11,208	986	16,001	(4,217)

	$45,649	$216	$943	$15,708	$2,765	$20,164	$(2,395)

Year ended December 31, 2018
Individual life	$22,542	$–	$488	$1,885	$1,233	$3,089	$1,607
Individual health	5,439	180	270	729	380	915	217
Group life and health	2,462	38	167	1,094	151	604	433
Annuity	15,711	–	38	10,889	745	17,406	(3,462)
Other	–	–	–	–	235	–	–

	$46,154	$218	$963	$14,597	$2,744	$22,014	$(1,205)

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

107

Transamerica Life Insurance Company

Reinsurance

(Dollars in Millions)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net

Year ended December 31, 2020
Life insurance in force	$739,067	$736,338	$397,134	$399,863	99%

Premiums:
Individual life	$4,173	$3,106	$1,197	$2,264	53%
Individual health	797	61	14	750	2%
Group life and health	948	133	26	841	3%
Annuity	13,273	418	13	12,868	0%

	$19,191	$3,718	$1,250	$16,723	7%

Year ended December 31, 2019
Life insurance in force	$726,805	$809,789	$421,752	$338,768	124%

Premiums:
Individual life	$4,575	$2,988	$1,297	$2,884	45%
Individual health	797	66	19	750	3%
Group life and health	968	137	35	866	4%
Annuity	11,582	517	143	11,208	1%

	$17,922	$3,708	$1,494	$15,708	10%

Year ended December 31, 2018
Life insurance in force	$744,474	$871,308	$452,075	$325,241	139%

Premiums:
Individual life	$4,393	$3,859	$1,351	$1,885	72%
Individual health	773	69	25	729	3%
Group life and health	1,207	187	74	1,094	7%
Annuity	11,055	296	130	10,889	1%

	$17,428	$4,411	$1,580	$14,597	11%

108

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)  Financial Statements

All required statutory financial statements are included in Part B of this Registration Statement. Required separate account financial statements are incorporated by reference to N-VPFS (811-06032) filed on April 21, 2021.

(b)  Exhibits:

(1)	(a)		Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Separate Account. Note 1 P

	(b)		Authorization Changing Name of the Separate Account. Note 8

(2)			Not Applicable.

(3)	(a)		Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and MidAmerica Management Corporation. Note 3 P

	(a)	(1)	Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and AFSG Securities Corporation. Note 11

	(a)	(2)

Termination of Principal Underwriting Agreement by and between AEGON USA Securities, Inc., formerly known as MidAmerica Management Corporation, and PFL Life Insurance Company on its own behalf and on the behalf of PFL Endeavor Variable Annuity Account. Note 12

	(a)	(3)

Amended and Reinstated Principal Underwriting Agreement by and between AFSG Securities Corporation and Transamerica Life Insurance Company on its behalf and on behalf of the separate investment accounts. Note 27

	(a)	(4)	Amendment No. 8 and Novation to Amended and Restated Principal Underwriting Agreement. Note 36

	(a)	(5)	Amendment No. 10 to Amended and Restated Principal Underwriting Agreement. Note 41

	(a)	(6)	Amended and Reinstated Principal Underwriting Agreement. Note 58

(3)	(b)		Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 11

	(b)	(1)	Life Insurance Company Product Sales Agreement (TCI). Note 57

(4)	(a)		Policy for the Endeavor Variable Annuity. Note 3 P

	(b)		Policy Endorsement (Required Distributions). Note 3 P

	(c)		Policy Endorsement (Death Benefits). Note 4 P

	(d)		Policy Endorsement (Nursing Care). Note 7 P

	(e)		Policy Endorsement (Death Benefit). Note 7

	(f)		Policy for the Endeavor Variable Annuity. Note 9

	(g)		Policy Endorsement (Nursing Care). Note 9

	(h)		Policy for the Endeavor FI Variable Annuity. Note 10

	(i)		Policy Endorsement for the Endeavor FI (Nursing Care). Note 10

	(j)		Policy Endorsement for the Endeavor Variable Annuity. (Nursing Care) Note 10

	(k)		Policy for the Endeavor Variable Annuity. Note 11

	(l)		Policy Endorsement (New Separate Accounts and Annuity Commencement Date). Note 11

	(m)		Policy Rider for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Annuity (GMIB) Note 12

	(n)		Policy Endorsement for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Annuity (403(b) Loan). Note 13

	(o)		Group Master Policy and Optional Riders for the Endeavor Variable Annuity. Note 17

	(p)		Group Certificate for the Endeavor Variable Annuity. Note 17

	(q)		Individual Policy for the Endeavor Variable Annuity. Note 17

	(r)		Policy for the Separate Account VA B. Note 21

	(s)		Policy Rider (Additional Death Distribution). Note 21

	(t)		Policy Endorsement (Initial Payment Guarantee). Note 21

	(u)		Policy Rider (Managed Annuity Program) Note 26

	(v)		Individual Policy for the Separate Account VA B. Note 29

	(w)		Policy Rider (Liquidity Rider). Note 29

	(x)		Policy Rider (MAP II) Note 29

	(y)		Policy Rider (GPS) Note 67

	(z)		Policy Rider (5 for Life) Note 67

	(aa)		Rider (ADD+) Note 33

	(bb)		Rider (5 for Life-Growth - without Death Benefit) Note 34

	(cc)		Rider (5 for Life with Growth - with Death Benefit) Note 34

	(dd)		Rider (Income Select for Life). Note 67

	(ee)		Rider (Double Enhanced). Note 37

	(ff)		Rider (Retirement Income Choice). Note 67

	(gg)		Endorsement (Fund Facilitation Fee). Note 40

	(hh)		Policy Rider (Retirement Income Choice- Double withdrawal Base Benefit). Note 67

	(ii)		Policy Rider (Retirement Income Choice 1.2). Note 67

	(jj)		Policy Rider (Retirement Income Choice 1.4). Note 67

	(kk)		Policy Rider (Income Link). Note 67

	(ll)		Policy Rider (RIM). Note 67

	(mm)		Policy Rider (Retirement Income Choice 1.6). Note 58

(5)	(a)		Application for the Endeavor Variable Annuity. Note 10

	(b)		Application for the Endeavor FI Variable Annuity. Note 10

	(c)		Application for the Endeavor ML Variable Annuity. Note 10

	(d)		Application for the PFL Endeavor Variable Annuity. Note 11

	(e)		Application for the PFL Endeavor Variable Annuity. Note 12

	(f)		Application for the PFL Endeavor ML Variable Annuity. Note 12

	(g)		Group Master Application for the Endeavor Variable Annuity. Note 17

	(h)		Application for Transamerica Landmark Note 21

	(i)		Application for Transamerica Landmark ML. Note 21

	(j)		Application for Transamerica Landmark. Note 29

	(k)		Application for Transamerica Landmark with Merrill Lynch Funds. Note 29

	(l)		Application. Note 30

	(m)		Application Note 43

(6)	(a)		Articles of Incorporation of PFL Life Insurance Company. Note 3 P

	(a)	(1)	Articles of Incorporation of Transamerica Life Insurance Company. Note 53

	(a)	(2)	Articles of Incorporation of Transamerica Life Insurance Company. Note 47

(6)	(b)		Bylaws of PFL Life Insurance Company. Note 3 P

	(b)	(1)	Bylaws of Transamerica Life Insurance Company. Note 53

(7)			Reinsurance Agreement. Note 32

(7)	(a)		Reinsurance agreement between Transamerica Life Insurance & Annuity Company and Swiss RE Life & Health America Inc. dated January 2, 1998. Note 42

(7)	(b)		Reinsurance agreement between Transamerica Occidental Life Insurance Company and North American Reassurance Company dated July 1, 1994. Note 42

(7)	(c)		Reinsurance Agreement No. FUV-1 between Transamerica Life Insurance Company and Union Hamilton Reinsurance Limited dated April 1, 2001. Note 42

	(c)	(1)	Reinsurance agreement Amendment No. 1 to agreement FUV-1 between Transamerica Life Insurance Company and Union Hamilton Reinsurance Limited dated April 1, 2001. Note 42

(d)

Reinsurance Agreement No. FUV-011 between Transamerica Life Insurance Company and Scottish Annuity & Life International Insurance Company (Bermuda) Limited initial dated April  1, 2001, Amended and Restated - May 1, 2007. Note 42

(7)	(e)		Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 31, 2008. Note 42

	(e)	(1)	Amendment No. 1 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 30, 2008. Note 48

	(e)	(2)	Amendment No. 2 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 29, 2009. Note 48

	(e)	(3)	Amendment No. 3 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated May 27, 2010. Note 48

	(e)	(4)	Assignment, Transfer and Novation Agreement by and among Transamerica International RE (Bermuda) Ltd., Firebird Re Corp. and Transamerica Life Insurance Company. Note 69

(7)	(f)		Reinsurance Agreement between American United Life Insurance Company and Transamerica Life Insurance Company dated July 1, 2007. Note 42

(7)	(g)

Reinsurance Agreement between Union Hamilton Reinsurance Ltd. and Scottish Annuity & Life International Insurance Company (Bermuda) Ltd. And Transamerica Life Insurance Company dated June 30, 2008. Note 45

(7)	(h)		Reinsurance Agreement between Firebird Re Corp. and Transamerica Life Insurance Company. Note 69

(8)	(a)		Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 3 P

(8)	(b)		Participation Agreement with WRL Series Fund, Inc. Note 5 P

	(b)	(1)	Amendment No. 12 to Participation Agreement among WRL Series Fund, In., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 14

	(b)	(2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 19

	(b)	(3)

Amendment No.  17 to Participation Agreement among WRL Series Fund, Inc. Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 21

	(b)	(4)

Amendment No.  20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 29

	(b)	(5)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica) Note 32

	(b)	(6)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica) Note 33

	(b)	(7)	Amendment No. 36 to Participation Agreement (Transamerica Series Trust). Note 39

	(b)	(8)	Amendment No. 38 to Participation Agreement (TST). Note 41

	(b)	(9)	Amendment No. 40 to Participation Agreement (TST). Note 42

	(b)	(10)	Amendment No. 41 to Participation Agreement (TST). Note 44

	(b)	(11)	Amendment No. 42 to Participation Agreement (TST). Note 45

	(b)	(12)	Amendment No. 43 to Participation Agreement (TST). Note 47

	(b)	(13)	Amendment No. 44 to Participation Agreement (TST). Note 49

	(b)	(14)	Amendment No. 45 to Participation Agreement (TST). Note 50

	(b)	(15)	Amendment No. 47 to Participation Agreement (TST). Note 55

	(b)	(16)	Amendment No. 48 to Participation Agreement (TST). Note 56

(8)	(c)		Administrative Services Agreement by and between PFL Life Insurance Company and State Street Bank and Trust Company (assigned to Vantage Computer Systems, Inc.). Note 2 P

(8)	(d)		Amendment and Assignment of Administrative Services Agreement. Note 3 P

(8)	(e)		Second Amendment to Administrative Services Agreement. Note 4 P

(8)	(f)		Termination Notice of Administrative Services Agreement by and between PFL Life Insurance Company and Vantage Computer Systems, Inc. Note 9

(8)	(g)		Participation Agreement by and between PFL Life Insurance Company and Merrill Lynch Asset Management L.P. for the Endeavor ML Variable Annuity Note 10

	(g)	(1)	Amendment to Participation Agreement (BlackRock). Note 56

	(g)	(2)	Amendment No 1. to Participation Agreement (BlackRock). Note 56

	(g)	(3)	Amendment of Agreements (BlackRock). Note 56

	(g)	(4)	Amendment No 3 to Participation Agreement (BlackRock). Note 64

(8)	(h)		Amendment to Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 10

	(h)	(1)	Amendment No. 6 to Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 14

	(h)	(2)	Amendment to Schedule A of the Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 19

	(h)	(3)

Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 29

(8)	(i)		Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc. Note 17

	(i)	(1)	Termination of Participation Agreement (Transamerica). Note 23

	(i)	(2)	Participation Agreement (Transamerica). Note 23

	(i)	(3)	Addendum to Participation Agreement (Transamerica). Note 23

(8)	(j)

Participation Agreement by and between variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 15

	(j)	(1)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 17

	(j)	(2)

Form of Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Funds II, Fidelity Distributors Corporation, and Transamerica Life Insurance Company (formerly PFL Life Insurance Company). Note 21

	(j)	(3)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 22

	(j)	(4)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 22

	(j)	(5)

Amendment Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 22

(8)	(k)		Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 16

	(k)	(1)	Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company Note 17

	(k)	(2)	Amendment No. 2 to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 22

	(k)	(3)	Amended Schedule A to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 22

(8)	(l)		Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 18

	(l)	(1)	Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 19

	(l)	(2)	Amendment No. 12 to Fund Participation Agreement (Janus Aspen Series). Note 48

	(l)	(3)	Amendment No. 13 to Fund Participation Agreement (Janus Aspen Series). Note 54

	(l)	(4)	Amendment No. 3 to Participation Agreement (Janus). Note 59

	(l)	(5)	Amendment No. 14 to Participation Agreement (Janus). Note 66

(8)	(m)		Participation Agreement by and among Alliance Variable Products Series Fund, PFL Life Insurance Company, AFSG Securities Corporation. Note 20

	(m)	(1)

Amendment No.  2 to Participation Agreement by and among Alliance Variable Products Series Fund, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AFSG Securities Corporation. Note 23

	(m)	(2)	Amendment to Participation Agreement (Alliance Bernstein). Note 41

	(m)	(3)	Amendment to Participation Agreement (Alliance Bernstein). Note 51

	(m)	(4)	Amendment No. 13 to Participation Agreement (AllianceBernstein). Note 64

	(m)	(5)	Amended Schedule A to Participation Agreement dated May 1, 2015 (AllianceBernstein). Note 67

	(m)	(6)	Amended Schedule A to Participation Agreement dated May 1, 2017 (AllianceBernstein). Note 72

	(m)	(7)	Amended Schedule A to Participation Agreement dated May 1, 2020 (AllianceBernstein). Note 79

(8)	(n)		Participation Agreement by and among AIM Variable Insurance funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation Note 24

	(n)	(1)	Amendment No. 7 to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 28

	(n)	(2)	Amendment to Participation Agreement (AIM/INVESCO). Note 46

	(n)	(3)	Amendment Participation Agreement (AIM/INVESCO). Note 48

	(n)	(4)	Amendment No. 21 to Participation Agreement (AIM/INVESCO). Note 52

	(n)	(5)	Amendment No. 12 to Participation Agreement (AIM/INVESCO). Note 59

7	(n)	(6)	Amendment No. 18 to Participation Agreement (AIM/INVESCO). Note 59

	(n)	(7)	Amendment No. 22 to Participation Agreement (AIM/INVESCO). Note 62

(8)	(o)		Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 25

	(o)	(1)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 26

	(o)	(2)	Amended and Restated Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Transamerica Life Insurance Company. Note 29

	(o)	(3)

Amendment No.  3 to the Amended and Restated Participation Agreement dated July 1, 2001 by and among the MFS Variable Insurance Trust, Massachusetts Financial Service Company and Transamerica Life Insurance Company. Note 29

	(o)	(4)	Addendum to Participation Agreement (MFS). Note 69

(8)	(p)		Participation Agreement among STI Classic Variable Trust, SEI Investment Distribution Company, Trustco Capital Management, Inc. and PFL Life Insurance Company. Note 31

	(p)	(1)	Amendment No. 1 to Participation Agreement by and among STI Classic Variable Trust. SEI Investments Distribution Company, Trustco Capital Management, Inc. and PFL Life Insurance Company. Note 31

(8)	(q)

Participation Agreement between MTB Group of Funds, Edgewood Services, Inc., MTB Investment Advisors, Inc., Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company. Note 31

	(q)	(1)	Amendment No. 1 to the Participation Agreement (MTB Group of Funds). Note 33

(8)	(r)		Amended and Restated Participation Agreement among Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 35

	(r)	(1)	Amendment No. 7 to Participation Agreement (Fidelity Distributors Corporation) Note 56

	(r)	(2)	Amendment No. 8 to Participation Agreement (Fidelity). Note 60

	(r)	(3)	Amended Schedule A to Participation Agreement dated May 1, 2017 (Fidelity). Note 72

	(r)	(4)	Amended Schedule A to Participation Agreement dated May 1, 2020 (Fidelity). Note 79

(8)	(s)		Amended and Restated Participation Agreement among Franklin/Templeton Distributors, Inc. and Transamerica Life Insurance Company. Note 42

	(s)	(1)	Amendment No. 3 to Participation Agreement (Franklin Templeton). Note 41

	(s)	(2)	Amendment No. 4 to Participation Agreement (Franklin Templeton). Note 48

	(s)	(3)	Amendment No. 5 to Participation Agreement (Franklin Templeton). Note 54

	(s)	(4)	Amendment No. 2 to Participation Agreement (Franklin). Note 59

	(s)	(5)	Amendment to Participation Agreement (Franklin). Note 59

	(s)	(6)	Amendment to Participation Agreement January 15, 2013 (Franklin). Note 59

	(s)	(7)	Amendment No. 8 to Amended and Restated Participation Agreement (Franklin). Note 60

	(s)	(8)	Amendment No. 9 to Amended and Restated Participation Agreement (Franklin). Note 62

	(s)	(9)	Amendment No. 10 to Amended and Restated Participation Agreement (Franklin). Note 64

	(s)	(10)	Amendment No.11 to Participation Agreement (Franklin). Note 65

(8)	(t)		Amendment No. 1 to Participation Agreement among Huntington VA Funds and Transamerica Life Insurance Company. Note 38

	(t)	(1)	Amendment No. 2 to Participation Agreement (Huntington). Note 42

	(t)	(2)	Amended and Restated Supplement Late Day Transmission Agreement 2007. Note 56

	(t)	(3)	Amended and Restated Supplemental Late Day Transmission Agreement 2008. Note 56

	(t)	(4)	Huntington Novation Agreement 2009. Note 56

	(t)	(5)	Huntington Amendment of Agreements 2011. Note 56

	(t)	(6)	Amended and Restated Supplement Late Day Transmission Agreement 2012. Note 56

	(t)	(7)	Amendment to Participation Agreement (Huntington). Note 56

	(t)	(8)	Amendment No. 4 to Participation Agreement (Huntington). Note 60

	(t)	(9)	Amended Schedule A to Participation Agreement (Huntington). Note 64

	(t)	(10)	Amended Schedule A to Participation Agreement dated May 16, 2014 (Huntington). Note 64

	(t)	(11)	Amended Schedule A to Participation Agreement dated March 6, 2015 (Huntington). Note 67

	(t)	(12)	Amended Schedule A to Participation Agreement dated November 1, 2018 (Huntington). Note 80

(8)	(u)		Participation Agreement among Transamerica Life Insurance Company; American Funds Insurance Series, and Capital Research and Management Company (“CRMC”). Note 44

	(u)	(1)	Amendment No. 2 to Participation Agreement (American Funds). Note 44

	(u)	(2)	Amendment No. 4 to Participation Agreement (American Funds). Note 44

	(u)	(3)	Amendment No. 8 to Participation Agreement (American Funds). Note 63

	(u)	(4)	Amendment No. 9 to Participation Agreement (American Funds). Note 65

	(u)	(5)	Amendment No. 10 to Participation Agreement (American Funds). Note 71

	(u)	(6)	Amendment No. 11 to Participation Agreement (American Funds). Note 72

	(u)	(7)	Amendment No. 12 to Participation Agreement (American Funds). Note 79

(8)	(v)		Participation Agreement By and Among Transamerica Life Insurance Company and GE Investments Funds, Inc. and GE Investment Distributors, Inc. and GE Asset Management Incorporated. Note 44

	(v)	(1)	Amendment No. 1 to Participation Agreement (GE). Note 51

	(v)	(2)	Amendment No. 2 to Participation Agreement (GE). Note 60

	(v)	(3)	Amendment No. 3 to Participation Agreement (GE/SSGA). Note 73

(8)	(w)		Amended and Restated Participation Agreement (TST). Note 59

	(w)	(1)	Amendment No. 1 to Participation Agreement (TST). Note 60

	(w)	(2)	Amended Schedule A to Participation Agreement dated September 18, 2013 (TST). Note 61

	(w)	(3)	Amended Schedule A to Participation Agreement dated May 1, 2014 (TST). Note 64

	(w)	(4)	Amendment No. 2 to Participation Agreement (TST). Note 65

	(w)	(5)	Amended Schedule A to Participation Agreement dated May 1, 2015 (TST). Note 67

	(w)	(6)	Amended Schedule A to Participation Agreement dated July 1, 2015 (TST). Note 68

	(w)	(7)	Amended Schedule A to Participation Agreement dated December 18, 2015 (TST). Note 69

	(w)	(8)	Amended Schedule A to Participation Agreement dated March 21, 2016 (TST). Note 69

	(w)	(9)	Amended Schedule A to Participation Agreement dated May 1, 2016 (TST). Note 69

	(w)	(10)	Amended Schedule A to Participation Agreement dated December 16, 2016 (TST). Note 70

	(w)	(11)	Amended Schedule A to Participation Agreement dated May 1, 2017 (TST). Note 72

	(w)	(12)	Amended Schedule A to Participation Agreement dated September 29, 2017 (TST). Note 74

	(w)	(13)	Amended Schedule A to Participation Agreement dated May 1, 2018 (TST). Note 75

	(w)	(14)	Amended Schedule A to Participation Agreement dated November 1, 2018 (TST). Note 75

	(w)	(15)	Amended Schedule A to Participation Agreement dated May 1, 2020 (TST). Note 79

(9)		Opinion and Consent of Counsel. Note 80

(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 80

	(b)	Opinion and Consent of Actuary Note 35

(11)		Not applicable.

(12)		Not applicable.

(13)		Performance Data Calculations. Note 35

(14)		Powers of Attorney. Blake S. Bostwick, Fred Gingerich, Karyn Polak, David Schulz, C. Michiel Van Katwijk. Note 80

Note 1.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 33-33085) filed on January 23, 1990.
Note 2.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-33085) filed on April 9, 1990.
Note 3.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 33-33085) filed on April 1, 1991.
Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 33-33085) filed on April 29, 1992.
Note 5.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-33085) filed on April 30, 1993.
Note 6.	Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 33-33085) filed on March 29, 1994.
Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 33-33085) filed on April 27, 1995.
Note 8.	Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 33-33085) filed on April 24, 1996.
Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 33-33085) filed on February 28, 1997.
Note 10.	Incorporated herein by reference to Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File No. 33-33085) filed on April 29, 1997.
Note 11.	Incorporated herein by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 33-33085) filed on February 27, 1998.
Note 12.	Incorporated herein by reference to Post-Effective Amendment No. 16 to Form N-4 Registration Statement (File No. 33-33085) filed on September 28, 1998.
Note 13.	Incorporated herein by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 33-33085) filed on January 25, 1999.
Note 14.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement for the Access Variable Annuity (File No. 333-94489) filed on January 12, 2000.
Note 15.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) filed on December 6, 1996.
Note 16.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) filed on April 29, 1997.
Note 17.	Incorporated herein by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 33-33085) filed on April 27, 2000.

Note 18.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (333-26209) filed on April 28, 2000.

Note 19.	Incorporated herein by reference to Post-Effective Amendment 22 to Form N-4 Registration Statement (File No. 33-33085) filed on October 3, 2000.

Note 20.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) filed on April 28, 2000.

Note 21.	Incorporated herein by reference to Post-Effective Amendment No. 25 to Form N-4 Registration Statement (File No. 33-33085) filed on April 27, 2001.

Note 22.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) filed on September 13, 2001.

Note 23.	Incorporated herein by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 33-33085) filed on October 2, 2001.

Note 24.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) filed on July 16, 1998.

Note 25.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-7509) filed on December 23, 1997.

Note 26.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-7509) filed on April 29, 1999.

Note 27.	Incorporated herein by reference to Post-Effective Amendment 30 to Form N-4 Registration Statement (File No. 33-33085) filed on April 29, 2002.

Note 28.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-76230) filed on April 29, 2002.

Note 29.	Incorporated herein by reference to Post-Effective Amendment No. 31 to Form N-4 Registration Statement (File No. 33-33085) filed on October 15, 2002.

Note 30.	Incorporated herein by reference to Post-Effective Amendment No. 34 to Form N-4 Registration Statement (File No. 33-33085) filed on April 29, 2003.

Note 31.	Incorporated herein by reference to Post-Effective Amendment No. 36 to Form N-4 Registration Statement (File No. 33-33085) filed on April 29, 2004.

Note 32.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) filed on January 7, 2005.

Note 33.	Incorporated herein by reference to Post-Effective Amendment No. 37 to Form N-4 Registration Statement (File No. 33-33085) filed on April 27, 2005.

Note 34.	Incorporated herein by reference to Post-Effective Amendment No. 39 to Form N-4 Registration Statement (File No. 33-33085) filed on December 12, 2005.

Note 35.	Incorporated herein by reference to Post-Effective Amendment No. 40 to Form N-4 Registration Statement (File No. 33-33085) filed on April 27, 2006.

Note 36.	Incorporated herein by reference to Post-Effective Amendment No. 41 to Form N-4 Registration Statement (File No. 33-33085) filed on April 26, 2007.

Note 37.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-131987) filed on September 21, 2007.

Note 38.	Incorporated herein by reference to Post-Effective Amendment No. 42 to Form N-4 Registration Statement (File No. 33-33085) filed on December 21, 2007.

Note 39.	Incorporated herein by reference to Post-Effective Amendment No. 43 to Form N-4 Registration Statement (File No. 33-33085) filed on April 30, 2008.

Note 40.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-131987) filed on August 14, 2008.

Note 41.	Incorporated herein by reference to Post-Effective Amendment No. 44 to Form N-4 Registration Statement (File No. 33-33085) filed on November 6, 2008.

Note 42.	Incorporated herein by reference to Post-Effective Amendment No. 45 to this Form N-4 Registration Statement (File No. 33-33085) filed on April 30, 2009.

Note 43.	Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-142762) filed on August 31, 2009.

Note 44.	Incorporated herein by reference to Post-Effective Amendment No. 47 to Form N-4 Registration Statement (File No. 33-33085) filed on November 19, 2009.

Note 45.	Incorporated herein by reference to Post-Effective Amendment No. 48 to Form N-4 Registration Statement (File No. 33-33085) filed on April 23, 2010.

Note 46.	Incorporated herein by reference to Post-Effective Amendment No. 49 to Form N-4 Registration Statement (File No. 33-33085) filed on August 6, 2010.

Note 47.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-169445) filed on September 17, 2010.

Note 48.	Incorporated herein by reference to Post-Effective Amendment No. 50 to Form N-4 Registration Statement (File No. 33-33085) filed on February 15, 2011.

Note 49.	Incorporated herein by reference to Post-Effective Amendment No. 51 to Form N-4 Registration Statement (File No. 33-33085) filed on April 25, 2011.

Note 50.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-173285) filed on June 8, 2011.

Note 51.	Incorporated herein by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 333-125817) filed on October 7, 2011.

Note 52.	Incorporated herein by reference to Post-Effective Amendment No. 52 to Form N-4 Registration Statement (File No. 33-33085) filed on October 7, 2011.

Note 53.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration (File No. 333-62738) filed on June 11, 2001.

Note 54.	Incorporated herein by reference to Post-Effective Amendment No. 54 to Form N-4 Registration Statement (File No. 33-33085) filed on April 17, 2012.

Note 55.	Incorporated herein by reference to Post-Effective Amendment No. 55 to Form N-4 Registration Statement (File No. 33-33085) filed on June 22, 2012.

Note 56.	Incorporated herein by reference to Post-Effective Amendment No. 57 to Form N-4 Registration Statement (File No. 33-33085) filed on September 10, 2012.

Note 57.	Incorporated herein by reference to Initial Filing of Form N-4 Registration Statement (File No. 333-185573) filed on December 20, 2012.

Note 58.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-185573) filed on April 10, 2013.

Note 59.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-187910) filed on April 15, 2013.

Note 60.	Incorporated herein by reference to Post-Effective Amendment No. 59 to Form N-4 Registration Statement (File No. 33-33085) filed on August 16, 2013.

Note 61.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-189435) filed on October 2, 2013.

Note 62.	Incorporated herein by reference to Post-Effective Amendment No. 61 to Form N-4 Registration Statement (File No. 33-33085) filed on October 17, 2013.

Note 63.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-186031) filed on February 21, 2014.

Note 64.	Incorporated herein by reference to Post-Effective Amendment No. 63 to Form N-4 Registration Statement (File No. 33-33085) filed on April 29, 2014.

Note 65.	Incorporated herein by reference to Post-Effective Amendment No. 67 to Form N-4 Registration Statement (File No. 33-56908) filed on December 30, 2014.

Note 66.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-187911) filed on April 29, 2014.

Note 67.	Incorporated herein by reference to Post-Effective Amendment No. 64 to Form N-4 Registration Statement (File No. 33-33085) filed on April 24, 2015.

Note 68.	Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-186029) filed on October 13, 2015.

Note 69.	Incorporated herein by reference to Post-Effective Amendment No. 65 to Form N-4 Registration Statement (File No. 33-33085) filed on April 25, 2016.

Note 70.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-215598) filed on January 18, 2017.

Note 71.	Incorporated herein by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 333-189435) filed on August 8, 2016.

Note 72.	Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-185573) filed on April 24, 2017.

Note 73.	Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-185573) filed on April 30, 2018.

Note 74.	Incorporated herein by reference to Post-Effective Amendment No. 67 to Form N-4 Registration Statement (File No. 33-33085) filed on April 30, 2018.

Note 75.	Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-185573) filed on April 25, 2019.

Note 76.	Incorporated herein by reference to Post-Effective Amendment No. 68 to Form N-4 Registration Statement (File No. 33-33085) filed on April 26, 2019.

Note 77.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-236182) filed on January 31, 2020.

Note 78.	Incorporated herein by reference to Post-Effective Amendment No. 69 to Form N-4 Registration Statement (File No. 33-33085) filed on April 29, 2020.

Note 79.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-233836) filed on July 30, 2020.

Note 80.	Filed herewith.

Item 25.     Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices with Depositor

Blake S. Bostwick 1801 California St. Suite 5200 Denver, CO 80202	Director, Chief Executive Officer and President

Fred Gingerich 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499-0001	Director, Chairman of the Board, Controller, Assistant Treasurer and Vice President

Karyn Polak 100 Light Street Baltimore, MD 21202	Director, General Counsel, Secretary and Senior Vice President

David Schulz 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chief Tax Officer and Senior Vice President

C. Michiel van Katwijk 100 Light Street Baltimore, MD 21202	Director, Chief Financial Officer, Executive Vice President and Treasurer

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

As of December 31, 2020, the following pages shows all corporations directly or indirectly controlled or under common control, with the Depositor, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
AEGON Affordable Housing Debt Fund I, LLC	Delaware	Members: AHDF Manager I, LLC (0.01%), Mangaging Member; Transamerica Life Insurance Company (5%); non-AEGON affiliates: Dominium Taxable Fund I, LLC (94.99%)	Affordable housing loans
AEGON AM Funds, LLC	Delaware	AEGON USA Investment Management, LLC is the Manager; equity will be owned by clients/Investors of AEGON USA Investment Management, LLC	To serve as a fund for a client and offer flexilbility to accommodate other similarly situated clients.
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding, LLC	Registered investment advisor
Aegon Community Investments 50, LLC	Delaware

Members: Aegon Community Investments 50, LLC (0.10%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Life Insurance Company (25.49750%); non-AEGON affiliate, Citibank, N.A. (48.9950%)

Investments
Aegon Community Investments 51, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 52, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 53, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 54, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 55, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Aegon Community Investments 56, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Aegon Community Investments 57, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 58, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 59, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon Community Investments 60, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 61, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 62, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 63, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 64, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
AEGON Direct Marketing Services, Inc.	Maryland	Transamerica Life Insurance Company owns 73.548%; Commonwealth General Corporation owns 26.452%	Marketing company
AEGON Direct Marketing Services International, LLC	Maryland	100% AUSA Holding, LLC	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Energy Management, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Funding Company, LLC.	Delaware	Sole Member: Transamerica Corporation	Issue debt securities-net proceeds used to make loans to affiliates
Aegon Global Services, LLC	Iowa	Sole Member: Commonwealth General Corporation	Holding company
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
Aegon LIHTC Fund 50, LLC	Delaware

Members: Aegon Community Investments 50, LLC (0.01%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Life Insurance Company (25.49750%); non-affiliate of AEGON, Citibank, N.A. (48.9950%)

Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon LIHTC Fund 51, LLC	Delaware	Members: Aegon Community Investments 51, LLC (.01%) as Managing Member; non-affiliate of AEGON, Citibank, N.A. (99.99%)	Investments
Aegon LIHTC Fund 52, LLC	Delaware

Members: Transamerica Financial Life Insurance Company (10.18%); Transamerica Life Insurance Company (1%); Managing Member - Aegon Community Investments 52, LLC (0.01%); non-affiliates of AEGON, Citibank, N.A. (49%); California Bank & Trust (5.21%); Pacific West Bank (7.58%); Ally Bank (11.35%); US Bank (7.58%); Bank of the West (7.46%)

Investments
Aegon LIHTC Fund 54, LLC	Delaware	Non-Member Manager Aegon Community Investments 54, LLC (0%); Members: non-affiliate of Aegon, FNBC Leasing Corporation (100%)	Investments
Aegon LIHTC Fund 55, LLC	Delaware

Members: Managing Member - Aegon Community Investments 55, LLC (.01%); Transamerica Life Insurance Company (2.82%); non-affiliates of AEGON, Bank of Hope (14.26%); CMFG Life Insurance Company (9.72%); Citibank, N.A. (21.69%); ZB

National Association (1.81%); Ally Bank (8.21%); U.S. Bancorp Community Development Corporation (22.10%); Lake City Bank (1.47%); The Guardian Life Insurance Company of America (10.45%); Minnesota Life Insurance Company (7.46%)

Investments
Aegon LIHTC Fund 57, LLC	Delaware	Members: Managing Member - Aegon Community Investments 57, LLC (.01%); non-affiliate of AEGON, Bank of America, N.A. as Investor Member (99.99%)	Investments
Aegon LIHTC Fund 58, LLC	Delaware

Members: Managing Member - Aegon Community Investments 58, LLC (0.01%); Transamerica Life Insurance Company (12%); non-affiliates of AEGON, Allstate Insurance Company (12%); Allstate Life Insurance Company (12%); Ally Bank (17%); CMFG Life Insurance Company (8.05%); Santander Bank, N.A. (22.25%); U.S. Bancorp Community Development Corporation (19.47%); Zions Bancorporation, N.A. (6.35%)

Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon LIHTC Fund 60, LLC	Delaware	Non-Member Manager Aegon Community Investments 60, LLC (0%); Member: non-affiliate of Aegon, FNBC Leasing Corporation (100%)	Investments
Aegon LIHTC Fund 61, LLC	Delaware	Non-Member Manager Aegon Community Investments 61, LLC (0%); Members: non-affiliate of Aegon, HSBC Bank, N.A. (100%)\	Investments
Aegon LIHTC Fund 62, LLC	Delaware	Sole Member: Aegon Community Investments 62, LLC	Investments
Aegon LIHTC Fund 63, LLC	Delaware	Sole Member: Aegon Community Investments 63, LLC	Investments
Aegon LIHTC Fund 64, LLC	Delaware	Sole Member: Aegon Community Investments 64, LLC	Investments
AEGON Managed Enhanced Cash, LLC	Delaware	Sole Member: Tramsamerica Life Insurance Company	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% Transamerica Corporation	Holding company
Aegon Market Neutral Income Fund, LLC	Delaware	AEGON USA Investment Management, LLC is the sole Member until the first Investor buys in, then the entity will be managed by a 3-Member Board of Managers.	Investments
Aegon Multi-Family Equity Fund, LLC	Delaware	Members: Transamerica Life Insurance Company (20%); Transamerica Financial Life Insurance Company (5%); non-affiliate of AEGON: Landmark Real Estate Partners VIII, L.P. (72.1591%).	Investments
Aegon Opportunity Zone Fund Joint Venture 1, LLC	Delaware	Sole Member: Aegon OZF Investments 1, LLC	Investments
Aegon OZF Investments 1, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
Aegon Private Opportunities Partners I, LLC	Delaware	Sole member: Transamerica Life Insurance Company	Investments (private equity)
Aegon Upstream Energy Fund, LLC	Delaware	Sole Member: AEGON Energy Management, LLC	Investments
AEGON USA Asset Management Holding, LLC	Iowa	Sole Member: AUSA Holding, LLC	Holding company
AEGON USA Investment Management, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Administrative and investment services

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
Aegon Workforce Housing Boynton Place REIT, LLC	Delaware	Sole Member: Aegon Worforce Housing Separate Account 1, LLC	Multifamily private equity structure with third- party Investor
Aegon Workforce Housing Fund 2 Holding Company, LLC	Delaware	Sole Member: Aegon Workforce Housing Fund 2, LP	Holding company
Aegon Workforce Housing Fund 2, LP	Delaware	General Partner is AWHF2 General Partner, LLC. Fund Partners: Transamerica Life Insurance Company (80%) and Transamerica Financial Life Insurance Company (20%)	Investments
Aegon Workforce Housing Fund 3 Holding Company, LLC	Delaware	Sole Member: Aegon Workforce Housing Fund 3, LP	Holding company
Aegon Workforce Housing Fund 3,LP	Delaware	General Partner is AWHF3 General Partner, LLC. Fund Partners: Transamerica Life Insurance Company (90%) and Transamerica Financial Life Insurance Company (10%)	Investments
Aegon Workforce Housing Park at Via Rosa REIT, LLC	Delaware	Sole Member: Aegon Worforce Housing Separate Account 1, LLC	Multifamily private equity structure with third- party Investor
Aegon Workforce Housing Separate Account 1, LLC	Delaware

Members: Transamerica Life Insurance Company (20.08%); Transamerica Financial Life Insurance Company (4.170%); non-affiliates of AEGON: Lake Tahoe IV, L.P. (23.860%); Townsend RE Global Special Solutions, L.P. (10.230%); Townsend Real Estate Alpha Fund III, L.P. (40.910%). Member Manager: AWHSA Manager 1, LLC.

Multifamily private equity structure with third- party Investor
AHDF Manager I, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
ALH Properties Eight LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	Sole Member: FGH USA LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Two LLC	Delaware	Sole Member: FGH USA LLC	Real estate
AMFETF Manager, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% Member; Cupples State LIHTC Investors, LLC - 1% Member; TAH Pentagon Funds, LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Sole Member: Garnet LIHTC Fund XXXV, LLC	Affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AUIM Credit Opportunities Fund, LLC	Delaware	Members: AEGON USA Invesmtent Management, LLC (98.36%); non- affiliate of AEGON (1.64%)	Investment vehicle
AUSA Holding, LLC	Maryland	Sole Member: 100% Transamerica Corporation	Holding company
AUSA Properties, Inc.	Iowa	100% AEGON USA Realty Advisors, LLC	Own, operate and manage real estate
AWHF2 General Partner, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AWHF3 General Partner, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AWHSA Manager 1, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Multifamily private equity structure with third- party Investor
Barfield Ranch Associates, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL- Barfield, LLC (50%)	Investments
Bay State Community Investments I, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments in low income housing tax credit properties
Carle Place Leasehold SPE, LLC	Delaware	Sole Member: Transamerica Financial Life Insurance Company	Lease holder
Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments
Commonwealth General Corporation	Delaware	100% Transamerica Corporation	Holding company
Creditor Resources, Inc.	Michigan	100% AUSA Holding, LLC	Credit insurance
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	Sole Member: Garnet LIHTC Fund VIII, LLC	Investments
Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services
FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production
FGH Realty Credit LLC	Delaware	Sole Member: FGH USA, LLC	Real estate
FGH USA LLC	Delaware	Sole Member: RCC North America LLC	Real estate
Fifth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Management services
First FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Fourth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments III, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investment XXVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XL, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XLI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XLVII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIX, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet ITC Fund XLIII, LLC	Delaware	Members: Garnet Community Investments XLIII, LLC (0%) asset Manager: non-affiliate of AEGON, Solar TC Corp. (100%) Investor Member	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Transamerica Life Insurance Company (.01%); non-affiliate of AEGON, Aegon Community Investments III, (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (99.99%) and Transamerica Life Insurance Company (0.01%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII, LLC	Delaware	Members: Managing Member, Garnet Community Investments XII (.01%), Garnet LIHTC Fund XII-B (13.30%), Garnet LIHTC Fund XII-C (13.30%); non- affiliate of Aegon, Bank of America, N.A. (73.39%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Members: Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Members: Garnet Community Investments XII, LLC (99.99%) and Transamerica Life Insurance Company (.01%).	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Members: Garnet Community Investments XII, LLC (99.99%) and Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Members: Managing Member, Garnet Community Investments .01%; Garnet LIHTC Fund XIII-A (68.10%); Garnet LIHTC Fund XIII-B (31.89%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Managing Member, Garnet Community Investments XIII, LLC (99.99%) and Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Managing Member, Garnet Community Investments XIII, LLC (99.99%) and Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	Members: 0.01% Garnet Community Investments, LLC (0.01%); Wells Fargo Bank, N.A. (49.995%); and Goldenrod Asset Management, Inc.(49.995%), both non-AEGON affiliates	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Special Situations Investing Group II, LLC, a non-affiliate of AEGON (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	Sole Member: Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware

Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non- affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity

Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XXVII, LLC	Delaware

Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Bank and Trust Company (18.1714%)

Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXVIII, LLC	Delaware

Members: Garnet Community Investments XXVIII LLC (0.01%); non- affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)

Investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non- affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments
Garnet LIHTC Fund XXX, LLC	Delaware	Members: Garnet Community Investments XXX, LLC (0.01%); non- affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments
Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non- affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable Housing I, LLC (1%)	Investments
Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments
Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non- affiliate of AEGON, NorLease, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: Garnet Community Investments XXXIV, LLC (99.99%) and Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non- affiliate of AEGON, Microsoft Corporation (99.99%)	Investments
Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as Managing Member; JPM Capital Corporation, a non-AEGON affiliate (99%) as Investor Member	Investments
Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXXVIII, LLC	Delaware	Members: Garnet Community Investments XXXVIII, LLC, non-Member Manager; non-affiliate of AEGON, Norlease, Inc. (100%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXXIX, LLC	Delaware	Members: Garnet Community Investments XXXIX, LLC a Managing Member (1%); non-AEGON affiliate, FNBC Leasing Corporation as Investor Member (99%)	Investments
Garnet LIHTC Fund XL, LLC	Delaware	Members: Garnet Community Investments XL, LLC (.01%); non- AEGON affiliate, Partner Reinsurance Company of the U.S. (99.99%)	Investments
Garnet LIHTC Fund XLI, LLC	Delaware

Members: Transamerica Life Insurance Company (9.990%) and Garnet Community Investments XLI, LLC (.01% Managing Member); non-AEGON affiliates : BBCN Bank (1.2499%), East West Bank (12.4988%), Opus Bank (12.4988%), Standard Insurance Company (24.9975%), Mutual of Omaha (12.4988%), Pacific Western Bank (7.4993%) and Principal Life Insurance Company (18.7481%).

Investments
Ganet LIHTC Fund XLII, LLC	Delaware	Members: Garnet Community Investments XLII, LLC (.01%) Managing Member; non-affiliates of AEGON: Community Trust Bank (83.33%) Investor Member; Metropolitan Bank (16.66%) Investor Member.	Investments
Garnet LIHTC Fund XLIV-A, LLC	Delaware	Sole Member: ING Capital, LLC; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLIV-B, LLC	Delaware	Sole Member: Lion Capital Delaware, Inc.; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLVI, LLC	Delaware	Members: Garnet Community Investments XLVI, LLC (0.01%) Managing Member; non-affiliate of AEGON, Standard Life Insurance Company (99.99%) Investor Member	Investments
Garnet LIHTC Fund XLVII, LLC	Delaware

Members: Garnet Community Investments XLVII, LLC (1%) Managing Member; Transamerica Life Insurance Company (14%) Investor Member; non- affiliate of AEGON: Citibank, N.A. (49%) Investor Member; New York Life Insurance Company (20.5%) Investor Member and New York Life Insurance and Annuity Corporation (15.5%) Investor Member

Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XLVIII, LLC	Delaware

Members: Transamerica Financial Life Insurance Company (75.18%) and Garnet Community Investments XXXLVIII, LLC (.01%); non-affiliates of AEGON: U.S. Bancorp Community Development Corporation (21.04%), American Republic Insurance Company (2.84%), Bank of Hope (.93%)

Investments
Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Imani Fe, LP	California

Partners: Garnet LIHTC Fund XIV, LL (99.99% Investor limited partner); Transamerica Affordable Housing, Inc. (non-owner special limited partner); non- affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); TAH Imani Fe GP, LLC (.0033% co- general partner); Grant Housing and Economic Development Corporation (.0033% Managing general partner)

Affordable housing
InterSecurities Insurance Agency, Inc.	California	100% Transamerica Life Insurance Company	Insurance agency
Investors Warranty of America, LLC	Iowa	Sole Member: RCC North America LLC	Leases business equipment
Ironwood Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company
LCS Associates, LLC	Delaware	Sole Member: RCC North America LLC	Investments
Life Investors Alliance LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
LIHTC Fund 53, LLC	Delaware	Non-Member Manager, AEGON Community Investments 53, LLC (0%); non-affiliates of AEGON: Bank of America, National Association (98%); MUFG Union Bank, N.A. (2%)	Investments
LIHTC Fund 56, LLC	Delaware	Members: Managing Member - Aegon Community Investments 56, LLC (0%); non-affiliates of AEGON, Bank of America, National Association (90%) and MUFG Union Bank, N.A. (10%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
LIHTC Fund 59, LLC	Delaware	Members: Non-Member Manager Aegon Community Investments 59, LLC (0%); non-affiliates of AEGON, Bank of America, National Association (99.99%); Dominium Taxable Fund II, LLC (0.01%)	Investments
LIHTC Fund XLV, LLC	Delaware	Non-Member Manager: Garnet Community Investments XLV, LLC (0%)	Investments
LIHTC Fund XLIX, LLC	Delaware	Sole Member: Garnet Community Investments XLIX, LLC	Investments
LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding, LLC	Trust company
Mitigation Manager, LLC	Delaware	Sole Member: RCC North America LLC	Investments
Money Services, Inc.	Delaware	100% AUSA Holding, LLC

Provides certain financial services for affiliates including, but not limited to, certain intellectual property, computer and computer- related software and hardware services, including procurement and contract services to some or all of the Members of the AEGON Group in the United States and Canada.

Monumental Financial Services, Inc.	Maryland	100% Transamerica Corporation	DBA in the State of West Virginia for United Financial Services, Inc.
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding, LLC	Provides management services to unaffiliated third party administrator
Natural Resources Alternatives Portfolio I, LLC	Delaware	Members: Transamerica Life Insurance Company (96%); Transamerica Financial Life Insurance Company (4%); Managing Member: AEGON USA Realty Advisors, LLC	Investment vehicle - to invest in Natural Resources
Natural Resources Alternatives Portfolio II, LLC	Delaware	Members: Transamerica Life Insurance Company (95%); Transamerica Financial Life Insurance Company (5%)	Investment vehicle
Natural Resources Alternatives Portfolio 3, LLC	Delaware	Members: Transamerica Life Insurance Company (90%); Transamerica Financial Life Insurance Company (10%)	Investment vehicle
Nomagon Title Grandparent, LLC	Delaware	Sole member is AEGON USA Asset Management Holding, LLC; AEGON USA Realty Advisors, LLC is the non- member manager of this entity	Investment vehicle

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Nomagon Title Holding 1, LLC	Delaware	Sole member is Nomagon Title Parent, LLC; AEGON USA Realty Advisors, LLC is the non-member manager of this entity	Investment vehicle
Nomagon Title Parent, LLC	Delaware	Sole member is Nomagon Title Grandparent, LLC; AEGON USA Realty Advisors, LLC is the non-member manager of this entity	Investment vehicle
Osceola Mitigation Partners, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL- MITBK, LLC (50%)	Investments
Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Transamerica Life Insurance Company	Marketing non-insurance products
Placer 400 Investors, LLC	California	Members: RCC North Amerivca LLC (50%); non-affiliate of AEGON, AKT Placer 400 Investors, LLC (50%)	Investments
Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non- affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: RCC North America LLC	Owner of Core subsidiary entities
RCC North America LLC	Delaware	Sole Member: Transamerica Corporation	Real estate
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (92.%); Transamerica Financial Life Insurance Company (7.5%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Member: Transamerica Life Insurance Company. Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (90.6%).	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members: Transamerica Life Insurance Company (96%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members: Transamerica Life Insurance Company (96%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
SB Frazer Owner, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Second FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Seventh FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% Transamerica Corporation	Dormant
St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
TA Private Equity Assets, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments (private equity)
TABR Realty Services, LLC	Delaware	Sole Member: AUSA Holding, LLC	Real estate investments
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership.
TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Sole Member - Garnet LIHTC Fund IX, LLC	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estate investments
THH Acquisitions, LLC	Iowa	Sole Member - Transamerica Life Insurance Company	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, LLC and holder of foreclosed real estate.
TLIC Oakbrook Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
TLIC Watertree Reinsurance Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Tradition Irrigation Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Irrigation company
Tradition Land Company, LLC	Iowa	Sole Member: RCC North America LLC	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.
Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding, LLC	Special purpose subsidiary
Transamerica Asset Management, Inc.	Florida	Transamerica Life Insurance Company owns 77%; AUSA Holding, LLC owns 23%.	Fund advisor
Transamerica (Bermuda) Services Center, Ltd.	Bermuda	100% AEGON International B.V.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding, LLC	Broker/Dealer
Transamerica Casualty Insurance Company	Iowa	100% Transamerica Corporation	Insurance company
Transamerica Corporation	Delaware	100% AEGON International B.V.	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding, LLC; 209 shares owned by Commonwealth General Corporation; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	88% Transamerica Corporation; 12% Transamerica Life Insurance Company	Insurance
Transamerica Fund Services, Inc.	Florida	Transamerica Life Insurance Company owns 44%; AUSA Holding, LLC owns 56%	Mutual fund
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica International Direct Marketing Consultants, LLC	Maryland	Members: 51% Beth Lewellyn; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corporation	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Commonwealth General Corporation	Insurance and reinsurance consulting
Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions, LLC	Broker/Dealer
Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life Insurance Company	Iowa	100% - Commonwealth General Corporation	Insurance
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Commonwealth General Corporation	Life insurance
Transamerica Pyramid Properties LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Realty limited liability company
Transamerica Redwood Park, LLC	Delaware	Sole Member - Transamerica Corporation	Hold property interests in Redwood Park in California
Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.
Transamerica Retirement Advisors, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Investment advisor
Transamerica Retirement Insurance Agency, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Conduct business as an insurance agency.
Transamerica Retirement Solutions, LLC	Delaware	Sole Member: AUSA Holding, LLC	Retirement plan services.
Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
Transamerica Travel and Conference Services, LLC	Iowa	Sole Member: Money Services, Inc.	Travel and conference services
Transamerica Ventures, LLC	Delaware	Sole Member: AUSA Holding, LLC	Investments
Transamerica Ventures Fund, LLC	Delaware	100% AUSA Holding, LLC	Investments
United Financial Services, Inc.	Maryland	100% Transamerica Corporation	General agency
Universal Benefits, LLC	Iowa	Sole Member: AUSA Holding, LLC	Third party administrator

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
US PENG, INC.	Delaware	Sole Member: AEGON Levensverzekering N.V.	Energy investment strategy
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	Sole Member: World Financial Group, Inc.	Marketing
WFG Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing
World Financial Group Holding Company of Canada Inc.	Canada	100% Commonwealth General Corporation	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	Iowa	100% Transamerica Life Insurance Company	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non- AEGON affiliate (51%)	Real estate investments
Zahorik Company, Inc.	California	100% AUSA Holding, LLC	Inactive
Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (69.15%); Transamerica Financial Life Insurance Company (16.58%); Transamerica Pacific Insurance Company, Ltd. (14.27%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27.    Number of Policyowners

As of February 28, 2021, there were 63,063 Owners of the Policies for LandmarkSM Variable Annuity; and 2,204 Owners of the Policies for the Members® LandmarkSM Variable Annuity.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A, Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II, Separate Account VA BB, Separate Account VA CC, Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Annuity Account, WRL Series Annuity Account B, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account and Separate Account VL E. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account, TFLIC Series Life Account, TFLIC Pooled Account No. 44, Transamerica Variable Funds, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
Brian Beitzel	(2)	Director, Treasurer and Chief Financial Officer

Joe Boan	(1)	Director, Chairman of the Board, Chief Executive Officer and President

Doug Hellerman	(3)	Chief Compliance Officer and Vice President

Gregory E. Miller-Breetz	(1)	Secretary

(1)	100 Light Street, Floor B1, Baltimore, MD 21202
(2)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(3)	1801 California Street, Suite 5200, Denver, CO 80202

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$55,370,914	0	0	0

(1)	Fiscal Year 2020

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management Policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a)  Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the contract may be accepted.

(b)  Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the application that an applicant can check to request a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)  The Depositor hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

SECTION 403(B) REPRESENTATIONS

        Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

STATEMENT PURSUANT TO RULE 6C-7: TEXAS OPTIONAL RETIREMENT PROGRAM

Transamerica and the Mutual Fund Account rely on 17 C.F.R. Sec. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Denver and State of Colorado, on this 29th day of April 2021.

SEPARATE ACCOUNT VA B
Registrant

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Blake S. Bostwick
Director, Chief Executive Officer and President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Blake S. Bostwick	Director, Chief Executive Officer and President	April 29, 2021

* Fred Gingerich	Director, Chairman of the Board, Controller, Assistant Treasurer and Vice President	April 29, 2021

* Karyn Polak	Director, General Counsel, Secretary and Senior Vice President	April 29, 2021

* David Schulz	Director, Chief Tax Officer and Senior Vice President	April 29, 2021

* C. Michiel van Katwijk	Director, Chief Financial Officer, Executive Vice President and Treasurer	April 29, 2021

/s/ Brian Stallworth Brian Stallworth	Assistant Secretary	April 29, 2021

*By: Brian Stallworth – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.